United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period:  April 29, 2022

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)        If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 28, 2022                                                       Thrivent Mutual Funds

                                                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 28, 2022                                                       By:   /s/ David S. Royal
                                                                                               David S. Royal
                                                                                            President and Chief Investment Officer
                                                                                            (principal executive officer)

Date: June 28, 2022                                                       By:   /s/ Sarah L. Bergstrom
                                                                                               Sarah L. Bergstrom
                                                                                            Treasurer and Principal Accounting Officer
                                                                                            (principal financial officer)
Thrivent Mutual Funds
Semiannual Report
Mutual Funds
April 29, 2022

Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Aggressive Allocation Fund 6
Thrivent Balanced Income Plus Fund 7
Thrivent Global Stock Fund 8
Thrivent Government Bond Fund 9
Thrivent High Income Municipal Bond Fund 10
Thrivent High Yield Fund 11
Thrivent Income Fund 12
Thrivent International Allocation Fund 13
Thrivent Large Cap Growth Fund 14
Thrivent Large Cap Value Fund 15
Thrivent Limited Maturity Bond Fund 16
Thrivent Low Volatility Equity Fund 17
Thrivent Mid Cap Growth Fund 18
Thrivent Mid Cap Stock Fund 19
Thrivent Mid Cap Value Fund 20
Thrivent Moderate Allocation Fund 21
Thrivent Moderately Aggressive Allocation Fund 22
Thrivent Moderately Conservative Allocation Fund 23
Thrivent Money Market Fund 24
Thrivent Municipal Bond Fund 25
Thrivent Opportunity Income Plus Fund 26
Thrivent Small Cap Growth Fund 27
Thrivent Small Cap Stock Fund 28
Shareholder Expense Example 29
Schedule of Investments
Thrivent Aggressive Allocation Fund 33
Thrivent Balanced Income Plus Fund 46
Thrivent Global Stock Fund 78
Thrivent Government Bond Fund 91
Thrivent High Income Municipal Bond Fund 96
Thrivent High Yield Fund 103
Thrivent Income Fund 115
Thrivent International Allocation Fund 128
Thrivent Large Cap Growth Fund 143
Thrivent Large Cap Value Fund 145
Thrivent Limited Maturity Bond Fund 148
Thrivent Low Volatility Equity Fund 163
Thrivent Mid Cap Growth Fund 168
Thrivent Mid Cap Stock Fund 171
Thrivent Mid Cap Value Fund 174
Thrivent Moderate Allocation Fund 177
Thrivent Moderately Aggressive Allocation Fund 211
Thrivent Moderately Conservative Allocation Fund 245
Thrivent Money Market Fund 279
Thrivent Municipal Bond Fund 281
Thrivent Opportunity Income Plus Fund 296
Thrivent Small Cap Growth Fund 326
Thrivent Small Cap Stock Fund 329
Statement of Assets and Liabilities 332
Statement of Operations 338
Statement of Changes in Net Assets 344
Notes to Financial Statements 352
Financial Highlights 372
Additional Information 392

2
Dear Shareholder:

2022 is shaping up to be a volatile year. While it’s certainly less stressful as a money manager when the market rises steadily with low volatility, I believe that it is in times of uncertainty that we can add the most value for our clients.
There have been periods this year when it seemed that stocks were being sold indiscriminately and that quality companies were declining alongside companies with less auspicious prospects.
I honestly feel that our investment team has even more energy and enthusiasm during these volatile periods. It may seem
counterintuitive, but it can be much harder to invest when the market has marched relentlessly higher, and most assets seem overvalued.
We are long-term investors at Thrivent, and during periods such as we’ve seen this year so far, we’re looking to invest at attractive prices in companies with strong prospects for the long term.
We’ve seen not only market volatility in 2022 but, unfortunately, significant geopolitical instability with the Russian invasion of
Ukraine. Our thoughts and prayers are with the Ukrainian people.
The combination of geopolitical concerns along with inflation and other economic risks has given our Chief Investment Strategist,
Steve Lowe, and me several opportunities to speak with financial advisors as well as directly with clients about the impact that these risks pose for the markets.
I won’t go into detail on any of these specific risks but will offer a few high-level observations. While our investment team is closely following and analyzing risks related to inflation, Federal Reserve
(Fed) policy, geopolitical events, supply chain bottlenecks, and the potential for a recession, none of these risks should be considered in isolation. It’s precisely the interrelatedness of these risks that makes our economic and market environment in 2022 so challenging.
For example, if we consider the reaction to the Russian invasion of Ukraine, the market’s response (as measured by the S&P 500®
Index) was remarkably typical when compared to prior geopolitical events. Since the beginning of World War II, the median duration of the selloff following a major geopolitical event (we looked at
28 such events) was only three weeks. It typically took about
16 days for the market to recover to its prior level. The median market decline has been about 6%. (The S&P 500 is a market-
cap-weighted index that represents the average performance of a group of 500 large capitalization stocks.)
Following the Russian invasion on Feb. 24, the S&P 500 hit its bottom on March 8 – nine trading days later. By then, the market had already started to decline in anticipation of the invasion. But even if we compare the market two weeks prior to the invasion, the total decline was about 8%, and the market had recovered to its prior level by March 24.
As I’ve observed, however, we shouldn’t consider the Russian invasion as an isolated event. The invasion of Ukraine exacerbated certain risks that we were seeing well before February. In the second half of 2021, we were already seeing signs that inflation wasn’t going to be “transitory,” and last November the Fed became notably more hawkish (focused on tightening monetary policy to combat inflation). Supply chain issues were a problem long before the Russian invasion. However, the invasion of Ukraine added to inflation by raising the prices of commodities such as oil and wheat, further complicating supply chains.
It's not surprising that the market drifted downward following its recovery after the Russian invasion as these issues compounded one another. And just as the decline in stocks in the first half of 2022 has been driven by complex, second- and third-order
interactions of multiple factors, I suspect that the eventual recovery will also be complicated.
When the market collapsed in March 2020 with the onset of the
COVID-19 pandemic, the decline was painful, but its cause wasn’t difficult to discern. We had voluntarily shut down much of our economy in the interest of public health. Similarly, it was reasonably clear what would drive the economic recovery: massive fiscal and monetary stimulus and eventually options such as a vaccine to medically protect against the spread of the virus. And indeed, the market staged a massive rally not just at the overall index level, but particularly among the most economically sensitive stocks, once the first vaccine was announced.
The current market decline is more nuanced, and the recovery may be harder to predict. The path that inflation takes will be critical.
Over the past year, we’ve seen inflation broaden from primarily goods and the “reopening” sectors to stickier forms of inflation, such as wages, services, and housing costs. Moreover, it’s not just current inflation that’s important but also expectations regarding inflation going forward. Inflation expectations drive behavior, such as workers demanding higher wages, and the Fed’s biggest worry is probably that such inflation expectations will become unanchored.
In such a complicated macroeconomic and geopolitical
environment, it’s unlikely that we’ll get an unambiguous “all clear”
signal. Economic data, especially inflation data, will likely be choppy for a number of months.
At Thrivent, we always advise taking a long-term view in investing, but I believe such a perspective is especially important in 2022. No one can know for sure what the market is going to do, but I am a lot more confident in our forecasts of what the market ultimately will do than when it will do it. Periods of volatility mean stocks and bonds of some good companies are likely to be available at attractive prices. It’s notoriously difficult to predict when the market will find a bottom. We believe that investing in quality businesses with a view to the next three to five years is the best approach.
Finally, in periods of market volatility, as well as geopolitical and macroeconomic concerns, it’s often a good idea to speak to a financial professional. Our investment team at Thrivent works hard to make sure our financial professionals have the best information we can provide to help them advise their clients. Even if one knows that it’s good to take a long-term view and stick to their appropriate asset allocation, that can be tough to do in turbulent times.
Emotions can intervene. Speaking with a financial professional can help give you some perspective and offer an objective viewpoint.

Our entire Thrivent investment team appreciates the confidence you’ve placed in us, and we’re both humbled and excited by the privilege of seeking to generate superior investment returns for you through volatile markets.
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds
*Thrivent financial professionals are registered representatives of Thrivent Investment Management Inc., an SEC-registered
investment adviser, a broker-dealer, and a member FINRA/SIPC.

4
Dear Shareholder:

Inflation, rising interest rates, and the war in Ukraine rattled the investment markets and the economy through the first four months of 2022. The S&P 500® Index posted a total loss (including
dividends) of 12.92% through the first four months of 2022. (The
S&P 500 is a market-cap-weighted index that represents the
average performance of a group of 500 large capitalization stocks.)
The Federal Reserve (Fed) has raised rates by 0.75% so far this year in an effort to tame rising inflation. The Fed is expected to continue to raise rates throughout the coming months.
The price index for gross domestic purchases was up 7.8%
(annualized) in the first quarter after a 7.0% annualized increase in the fourth quarter of 2021. The index for personal consumption expenditures (PCE) was up 7.0% in the first quarter – but up
5.2% excluding food and energy prices – compared with a 6.4%
increase through the fourth quarter. Disposable personal income was up 4.8% in the quarter, but real disposable personal income actually declined 2.0% after factoring in the effects of inflation.
Contributing to the upsurge in inflation has been the steep increase in oil prices due to shortages related to the war in Ukraine and the rebound in global travel and manufacturing. The price of West
Texas Intermediate, a grade of crude oil used as a benchmark in oil pricing, jumped 39.20% through the first four months of 2022 after a 55% increase in 2021.
Gasoline prices at the pump have also continued to rise along with oil prices. The average price per gallon was up 24.77% through the first four months of the year.
The Nasdaq Index was down 21.16% through the end of April, from
15,644.97 at the end of 2021 to 12,334.64 at the April close. (The
Nasdaq – National Association of Securities Dealers Automated
Quotations – is an electronic stock exchange with more than 3,300 company listings.)
Economic Review
Employers added more than 2 million new jobs through the first four months of 2022, and the unemployment rate dipped to just
3.6%, according to the Department of Labor. Employment growth was solid across multiple industries, led by leisure and hospitality, manufacturing, and transportation and warehousing.
Despite the strong hiring trend, job openings reached a record level of 11.5 million in March, according to a report from the U.S.
Bureau of Labor Statistics issued on May 3. The labor shortage has been exacerbated by the “Great Resignation,” with at least
4 million American workers leaving their jobs each month for the past 10 months. That number reached a record 4.5 million worker defections in March. The number of job openings is approximately double the number of people looking for work.
The labor demand has helped push up pay levels – with average earnings increasing by 5.5% over the past 12 months through April
– but real inflation-adjusted wages have actually fallen about 3.7%
due to rising prices of goods and services.
Retail sales rose 6.9% year-over-year from March 2021 through
March 2022, as businesses continued to rebound from the
pandemic slowdown, according to the Department of Commerce.
However, auto sales declined 1.6% from a year earlier, while building material sales were up 0.5% and department store sales increased 7.4% from a year earlier. With consumers returning to restaurants and bars, sales at food services and drinking establishments were up 19.4% from a year earlier, while non-store retailers (primarily online) edged up 1.8% from a year earlier.
Market Review
Only three sectors of the S&P 500 were in positive territory through the first four months of 2022, led by Energy, up 36.89%, Consumer
Staples, up 1.53%, and Utilities, up 0.32%. Technology stocks were battered during that period, with Communication Services down
25.68%, and Information Technology down 18.70%. Also posting double digit losses were Consumer Discretionary, down 20.85%, and Financials, down 11.21%.
The MSCI EAFE Index, which tracks developed-economy stocks in
Europe, Asia, and Australia, was down 12.94% through the first four months of 2022.
The Bloomberg U.S. Aggregate Bond Index, which tracks a
broad range of investment-grade bonds, was down 9.50% during that period, while the yield on 10-year U.S. Treasuries moved up significantly, from 1.51% at the end of 2021 to 2.89% at the end of
April 2022.
Our Outlook
With the specter of uncomfortably high inflation, rising interest rates, and a somewhat fragile global economy, it would not be surprising to see more market turbulence and potentially more market declines.
However, we believe that the bond and stock markets have already priced in much of the negative impact of those issues. The question then is whether those issues will persist and or worsen. The bond market has shown some signs of stabilizing over the past month.
The short and intermediate maturity sector of the market seems reasonably valued relative to the Fed’s guidance. Longer maturity issues remain a question mark until inflation shows real signs of retreating.
Caution and quality should be the key dimensions as investors navigate this still challenging stock market environment. Second quarter earnings could be disappointing as corporations struggle with labor and materials cost pressures. However, the market price/earnings multiple of approximately 16 to 17 times earnings is reasonable relative to history.
As always, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
David S. Royal
President and Chief Investment Officer
Thrivent Mutual Funds

The views expressed are as of Apr. 29, 2022, may change as market or other conditions change, and may differ from views expressed by other Thrivent Asset Management, LLC associates. Actual investment decisions made by Thrivent Asset Management, LLC will not necessar-
ily reflect the views expressed. This information should not be considered investment advice or a recommendation of any particular security, strategy or product. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon, and risk tolerance.

Thrivent Aggressive Allocation Fund
David S. Royal,  David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Fund involves allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, LIBOR, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 40.9%
Small Cap 16.7%
International 15.5%
Short-Term Investments 14.5%
Mid Cap 5.8%
Multi-Cap 3.4%
Investment Grade Debt 2.9%
High Yield 0.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 7.6%
Thrivent International Allocation Fund, Class S 7.0%
Thrivent Mid Cap Stock Fund, Class S 5.7%
Thrivent Large Cap Value Fund, Class S 5.1%
Thrivent Core Low Volatility Equity Fund 3.9%
Thrivent Core International Equity Fund 2.7%
Thrivent Small Cap Stock Fund, Class S 2.6%
Thrivent Global Stock Fund, Class S 2.5%
Thrivent Core Emerging Markets Equity Fund 2.3%
Microsoft Corporation 0.8%
These securities represent 40.2% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

Thrivent Balanced Income Plus Fund
Stephen D. Lowe, CFA, David R. Spangler, CFA,  and Theron G. Whitehorn, CFA, Portfolio Co-Managers
The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.
Investment in Thrivent Balanced Income Plus Fund involves risks including equity security, interest rate, credit, allocation, market, large cap, leveraged loan, LIBOR, prepayment, foreign securities, emerging markets, foreign currency, mortgage-backed and other asset-backed securities, high yield, sovereign debt, quantitative investing, investment adviser, conflicts of interest, other funds, issuer, derivatives, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 31.6%
Common Stock 28.0%
Short-Term Investments 19.2%
Registered Investment
Companies 12.8%
Bank Loans 7.7%
Preferred Stock 0.7%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core International Equity Fund 7.2%
Thrivent Core Emerging Markets Debt
Fund 5.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 3.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 3.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.2%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.1%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.0%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.5%
Microsoft Corporation 1.4%
Apple, Inc. 1.2%
These securities represent 29.6% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 14.8%
Affiliated Registered
Investment Companies 12.8%
Financials 10.1%
Information Technology 8.5%
Consumer Discretionary 6.6%
Materials 5.4%
Communications Services 5.0%
Consumer Staples 4.8%
Health Care 4.2%
Industrials 4.0%

Thrivent Global Stock Fund
Kurt J. Lauber, CFA, Lauri Brunner, David R. Spangler, CFA, and Noah J. Monsen, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Global Stock Fund involves risks including equity security, allocation, large cap, foreign securities, foreign currency, market, quantitative investing, mid cap, small cap, emerging markets, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 84.2%
Short-Term Investments 10.9%
Registered Investments
Companies 4.7%
Preferred Stock 0.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Equity
Fund 2.9%
Microsoft Corporation 2.2%
Alphabet, Inc., Class C 1.7%
Apple, Inc. 1.6%
Amazon.com, Inc. 1.4%
Walmart, Inc. 1.0%
SPDR S&P 500 ETF Trust 1.0%
Tesla, Inc. 0.9%
CSL, Ltd. 0.8%
NVIDIA Corporation 0.7%
These securities represent 14.2% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 13.8%
Information Technology 13.4%
Industrials 11.5%
Health Care 10.9%
Consumer Discretionary 9.3%
Communications Services 5.2%
Consumer Staples 4.9%
Energy 4.7%
Materials 4.7%
Affiliated Registered
Investment Companies 3.5%

Thrivent Government Bond Fund
Michael G. Landreville, CFA and CPA (inactive), and Gregory R. Anderson, CFA, Portfolio Co-Managers
The Fund seeks total return, consistent with preservation of capital. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Government Bond Fund involves risks including government securities, mortgage-backed and other asset-backed securities, inflation-linked security, interest rate, redemption, market, LIBOR, sovereign debt, investment adviser, derivatives, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
8.3%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
6.6%
U.S. Treasury Notes
4.6%
U.S. Treasury Bonds
4.1%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
3.8%
U.S. Treasury Bonds
3.4%
U.S. Treasury Notes
3.3%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
3.1%
U.S. Treasury Notes
3.0%
U.S. Treasury Notes, TIPS
2.6%
These securities represent 42.8% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies 37.8%
Mortgage-Backed Securities 32.1%
Collateralized Mortgage
Obligations 14.9%
Asset-Backed Securities 7.0%
Financials 2.3%
Foreign Government 2.2%
Commercial Mortgage-
Backed Securities 0.9%
Energy 0.2%

Thrivent High Income Municipal Bond Fund
Janet I. Grangaard, CFA, and Johan A. Akesson, CFA, Portfolio Co-Managers
The Fund seeks a high level of current income exempt from federal income taxes. The Fund’s investment objective may be changed without shareholder approval.
Investment in the Thrivent High Income Municipal Bond Fund involves risks including municipal bond, interest rate, high yield, credit, tax, liquidity, futures contract, market, redemption, LIBOR, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 States
(% of Net Assets)
New York 10.6%
Texas 9.9%
Florida 6.6%
California 6.0%
Wisconsin 5.4%
Illinois 4.5%
Minnesota 4.4%
Colorado 4.3%
Virginia 4.2%
Utah 3.6%
Investments in securities in these States
represent 59.5% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and
Fitch Solutions, Inc. (“Fitch”). Ratings from S&P or Fitch, when used, are converted into their equivalent Moody’s ratings. If Moody’s, S&P and/or Fitch have assigned different ratings to a security, the highest rating for the security is used. Not rated may include cash.
Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 States are subject to change.
The lists of Major Market Sectors and Top 10 States exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 States chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Transportation 20.3%
Health Care 19.0%
Education 16.2%
Other Revenue 15.3%
Water & Sewer 6.0%
Housing Finance 5.8%
General Obligation 5.2%
Tax Revenue 4.6%
Industrial Development
Revenue 3.8%
Electric Revenue 3.4%

Thrivent High Yield Fund
Paul J. Ocenasek, CFA, Portfolio Manager
The Fund seeks high current income and, secondarily, growth of capital.
Investment in Thrivent High Yield Fund involves risks including high yield, interest rate, credit, convertible securities, leveraged loan, redemption, LIBOR, prepayment, foreign securities, market, liquidity, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Sprint Corporation
0.9%
SPDR Bloomberg Short Term High Yield
Bond ETF
0.9%
Gray Escrow II, Inc.
0.7%
Herc Holdings, Inc.
0.6%
Prime Security Services Borrower, LLC/
Prime Finance Inc.
0.6%
Drawbridge Special Opportunities Fund,
LP
0.6%
TransDigm , Inc.
0.6%
Albertson's Companies, Inc.
0.6%
AAdvantage Loyalty IP, Ltd., Term Loan
0.6%
H&E Equipment Services, Inc.
0.5%
These securities represent 6.6% of the total net
assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Consumer Cyclical 18.8%
Consumer Non-Cyclical 13.6%
Energy 11.7%
Communications Services 11.5%
Capital Goods 10.5%
Financials 9.8%
Technology 6.4%
Basic Materials 5.8%
Transportation 3.1%
Utilities 3.0%

Thrivent Income Fund
Kent L. White, CFA, Portfolio Manager
The Fund seeks high current income while preserving principal and, secondarily, long-term growth of capital in order to maintain investors’ purchasing power.
Investment in Thrivent Income Fund involves risks including interest rate, credit, high yield, government securities, mortgage-backed and other asset-
backed securities, LIBOR, market, issuer, foreign securities, investment adviser, financial sector, derivatives, emerging markets, liquidity, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
iShares S&P U.S. Preferred Stock Index
Fund
1.0%
U.S. Treasury Bonds
0.7%
GE Capital International Funding
Company
0.6%
U.S. Treasury Bonds
0.6%
First-Citizens Bank & Trust Company
0.5%
U.S. Treasury Bonds
0.5%
Freeport-McMoRan, Inc.
0.5%
Expedia Group, Inc.
0.5%
Ally Financial, Inc.
0.5%
Boeing Company
0.5%
These securities represent 5.9% of the total net
assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 34.5%
Consumer Non-Cyclical 10.1%
Communications Services 7.8%
Consumer Cyclical 7.7%
Energy 7.1%
Utilities 6.8%
Technology 4.6%
Capital Goods 3.9%
Asset-Backed Securities 3.8%
Transportation 3.0%

Thrivent International Allocation Fund
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers. A portion of the Fund is subadvised by Goldman
Sachs Asset Management, L.P.
The Fund seeks long-term capital growth.
Investment in Thrivent International Allocation Fund involves risks including allocation, equity security, foreign securities, large cap, growth investing, value investing, quantitative investing, emerging markets, foreign currency, market, small cap, mid cap, issuer, investment adviser, multi-manager, derivatives, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 91.6%
Short-Term Investments 7.9%
Preferred Stock 0.4%
Long-Term Fixed Income 0.1%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 17.1%
United Kingdom 10.1%
Canada 9.3%
Switzerland 7.5%
France 7.0%
Australia 6.2%
Netherlands 4.9%
Germany 4.2%
Norway 2.2%
Israel 2.2%
Investments in securities in these countries
represent 70.7% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 16.9%
Industrials 14.3%
Consumer Discretionary 10.3%
Health Care 10.1%
Information Technology 8.8%
Materials 8.4%
Consumer Staples 7.0%
Energy 6.7%
Communications Services 5.1%
Real Estate 2.4%

Thrivent Large Cap Growth Fund
 Lauri Brunner, and Jaimin Soni, Portfolio Co-Managers
The Fund seeks long-term capital appreciation.
Investment in Thrivent Large Cap Growth Fund involves risks including large cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, foreign securities, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 96.5%
Short-Term Investments 3.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 10.4%
Apple, Inc. 9.3%
Alphabet, Inc., Class C 8.6%
Amazon.com, Inc. 8.2%
Tesla, Inc. 5.3%
NVIDIA Corporation 4.3%
Block, Inc. 2.9%
American Express Company 2.7%
Walmart, Inc. 2.7%
Charles Schwab Corporation 2.6%
These securities represent 57.0% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 35.9%
Consumer Discretionary 16.5%
Communications Services 12.9%
Health Care 11.8%
Financials 9.7%
Industrials 4.4%
Consumer Staples 3.8%
Materials 1.5%

Thrivent Large Cap Value Fund
Kurt J. Lauber, CFA, and Thomas C. Lieu, CFA, Portfolio Co-Managers
The Fund seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value Fund involves risks including large cap, value investing, equity security, market, issuer, investment adviser, foreign securities, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.2%
Short-Term Investments 1.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Walmart, Inc. 2.6%
Cisco Systems, Inc. 2.4%
Philip Morris International, Inc. 2.3%
Johnson & Johnson 2.3%
Microsoft Corporation 2.2%
Bank of America Corporation 2.2%
Lowe's Companies, Inc. 2.1%
J.P. Morgan Chase & Company 1.9%
Anthem, Inc. 1.9%
Verizon Communications, Inc. 1.8%
These securities represent 21.7% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 19.3%
Health Care 16.3%
Industrials 12.2%
Information Technology 10.5%
Energy 8.1%
Consumer Staples 7.2%
Consumer Discretionary 6.3%
Communications Services 5.5%
Materials 4.4%
Utilities 4.4%

Thrivent Limited Maturity Bond Fund
Michael G. Landreville, CFA and CPA (inactive), Gregory R. Anderson, CFA, Cortney L. Swensen, CFA, and Jon-Paul (JP) Gagne,
Portfolio Co-Managers
The Fund seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Fund involves risks including government securities, mortgage-backed and other asset-backed securities, collateralized debt obligations, interest rate, credit, market, LIBOR, futures contract, high yield, issuer, investment adviser, liquidity, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes
1.7%
U.S. Treasury Notes
1.5%
U.S. Treasury Notes
1.3%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
0.7%
Avant Credit Card Master Trust
0.7%
Palmer Square Loan Funding, Ltd.
0.7%
Genesis Sales Finance Master Trust
0.6%
Sound Point CLO XIV, Ltd.
0.6%
Longfellow Place CLO, Ltd.
0.6%
Sound Point CLO XV, Ltd.
0.6%
These securities represent 9.0% of the total net
assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 26.7%
Collateralized Mortgage
Obligations 17.2%
Asset-Backed Securities 15.7%
U.S. Government & Agencies 6.2%
Consumer Non-Cyclical 5.4%
Energy 5.3%
Consumer Cyclical 5.0%
Communications Services 3.1%
Technology 3.1%
Utilities 3.0%

Thrivent Low Volatility Equity Fund
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Fund seeks long-term capital appreciation with lower volatility relative to the global equity markets. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Low Volatility Equity Fund involves risks including equity security, large cap, quantitative investing, foreign securities, market, mid cap, foreign currency, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.0%
Short-Term Investments 2.0%
Total 100.0%
Top 10 Countries
(% of Net Assets)
United States 61.9%
Japan 11.1%
Switzerland 5.2%
Canada 4.7%
Ireland 2.0%
Denmark 1.7%
France 1.6%
Netherlands 1.6%
Israel 1.2%
United Kingdom 1.0%
Investments in securities in these countries
represent 92.0% of the total net assets of the
Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Health Care 18.8%
Information Technology 18.4%
Consumer Staples 14.4%
Communications Services 10.8%
Industrials 7.9%
Utilities 7.1%
Financials 7.0%
Consumer Discretionary 6.1%
Materials 3.5%
Real Estate 2.3%

Thrivent Mid Cap Growth Fund
David J. Lettenberger, CFA, and Siddharth Sinha, CFA, Co-Portfolio Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Growth Fund involves risks including mid cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 96.5%
Short-Term Investments 1.9%
Registered Investments
Companies 1.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Palo Alto Networks, Inc. 2.3%
Howmet Aerospace, Inc. 2.0%
Chart Industries, Inc. 2.0%
WillScot Mobile Mini Holdings
Corporation 1.9%
United Rentals, Inc. 1.9%
Cognex Corporation 1.8%
Carlisle Companies, Inc. 1.8%
Regal Rexnord Corporation 1.7%
Lamb Weston Holdings, Inc. 1.7%
Wyndham Hotels & Resorts, Inc. 1.7%
These securities represent 18.8% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 23.2%
Industrials 21.0%
Health Care 17.2%
Consumer Discretionary 13.1%
Financials 8.3%
Materials 4.5%
Real Estate 3.4%
Communications Services 3.1%
Consumer Staples 1.7%
Unaffiliated Registered
Investment Companies 1.6%

Thrivent Mid Cap Stock Fund
Brian J. Flanagan, CFA, Portfolio Manager
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Fund involves risks including mid cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 94.5%
Short-Term Investments 5.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Alliant Energy Corporation 2.9%
Steel Dynamics, Inc. 2.7%
United Rentals, Inc. 2.7%
Devon Energy Corporation 2.5%
NVR, Inc. 2.5%
Arch Capital Group, Ltd. 2.4%
Ashland Global Holdings, Inc. 2.4%
Kinsale Capital Group, Inc. 2.3%
Alexandria Real Estate Equities, Inc. 2.3%
Lamb Weston Holdings, Inc. 2.2%
These securities represent 24.9% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Industrials 15.8%
Financials 14.9%
Consumer Discretionary 12.1%
Information Technology 10.9%
Materials 8.8%
Health Care 8.2%
Real Estate 8.2%
Utilities 6.8%
Energy 4.1%
Consumer Staples 3.6%

Thrivent Mid Cap Value Fund
Graham Wong, CFA, Portfolio Manager
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Value Fund involves risks including mid cap, value investing, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 95.7%
Short-Term Investments 3.5%
Registered Investments
Companies 0.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Dollar Tree, Inc. 2.7%
Lamb Weston Holdings, Inc. 2.6%
Crane Company 2.3%
M&T Bank Corporation 2.2%
Southwest Airlines Company 2.2%
Berry Plastics Group, Inc. 2.2%
LyondellBasell Industries NV 2.1%
Wintrust Financial Corporation 2.1%
Pioneer Natural Resources Company 2.0%
Healthcare Realty Trust, Inc. 2.0%
These securities represent 22.4% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 18.1%
Industrials 14.5%
Information Technology 11.6%
Consumer Discretionary 9.9%
Health Care 9.1%
Real Estate 8.0%
Materials 6.9%
Energy 6.5%
Consumer Staples 5.3%
Utilities 3.6%

Thrivent Moderate Allocation Fund
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Fund involves risks including allocation, equity security, interest rate, large cap, mid cap, market, credit,
LIBOR, other funds, high yield, foreign securities, emerging markets, foreign currency, small cap, growth investing, value investing, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 38.7%
Investment Grade Debt 22.5%
Short-Term Investments 14.4%
Small Cap 8.4%
International 4.1%
Mid Cap 3.9%
High Yield 2.6%
Multi-Cap 2.4%
Emerging Markets Debt 1.6%
Floating Rate Debt 1.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Fund, Class S 8.2%
Thrivent Large Cap Growth Fund, Class S 7.7%
Thrivent Mid Cap Stock Fund, Class S 4.7%
Thrivent International Allocation Fund, Class S 4.2%
Thrivent Income Fund, Class S 3.6%
Thrivent Core Low Volatility Equity Fund 2.7%
Thrivent Global Stock Fund, Class S 2.0%
Thrivent Limited Maturity Bond Fund, Class S 2.0%
Thrivent Core Emerging Markets Debt Fund 1.8%
Thrivent Small Cap Stock Fund, Class S 1.3%
These securities represent 38.2% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

Thrivent Moderately Aggressive Allocation Fund
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Fund involves risks including allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, interest rate, credit, LIBOR, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 40.3%
International 12.8%
Investment Grade Debt 12.5%
Small Cap 12.4%
Short-Term Investments 11.8%
Mid Cap 4.1%
Multi-Cap 3.2%
High Yield 1.4%
Emerging Markets Debt 0.8%
Floating Rate Debt 0.7%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 8.9%
Thrivent Large Cap Value Fund, Class S 8.8%
Thrivent International Allocation Fund, Class S 7.1%
Thrivent Mid Cap Stock Fund, Class S 6.7%
Thrivent Global Stock Fund, Class S 4.7%
Thrivent Core Low Volatility Equity Fund 3.6%
Thrivent Core International Equity Fund 1.9%
Thrivent Income Fund, Class S 1.8%
Thrivent Small Cap Stock Fund, Class S 1.8%
Thrivent Core Emerging Markets Equity Fund 1.7%
These securities represent 47.0% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

Thrivent Moderately Conservative Allocation Fund
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Fund involves risks including allocation, interest rate, equity security, market, large cap, credit,
LIBOR, mortgage-backed and other asset-backed securities, government securities, high yield, mid cap, other funds, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, leveraged loan, prepayment, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Investment Grade Debt 37.2%
Large Cap 21.0%
Short-Term Investments 17.4%
International 6.3%
Small Cap 4.9%
High Yield 4.2%
Mid Cap 2.8%
Emerging Markets Debt 2.5%
Floating Rate Debt 2.0%
Multi-Cap 1.7%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Fund, Class S 7.7%
Thrivent Income Fund, Class S 6.1%
Thrivent Large Cap Growth Fund, Class S 4.3%
Thrivent International Allocation Fund, Class S 3.5%
Thrivent Limited Maturity Bond Fund, Class S 3.3%
Thrivent Core Emerging Markets Debt Fund 2.8%
Thrivent Mid Cap Stock Fund, Class S 2.1%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.1%
Thrivent High Yield Fund, Class S 2.0%
Thrivent Core Low Volatility Equity Fund 2.0%
These securities represent 35.9% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

Thrivent Money Market Fund
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.
Investment in Thrivent Money Market Fund involves risks including money market fund, government securities, interest rate, credit, market, repurchase agreement, LIBOR, redemption, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
The Fund invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash.
Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt 73.8%
Investment Company 9.7%
U.S. Treasury Debt 8.2%
U.S. Treasury Repurchase
Agreement, if collateralized
only by U.S. Treasuries
(including Strips) and cash 8.1%
Total 100.0%
An investment in the Thrivent Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Quoted Portfolio Composition is subject to change.

Thrivent Municipal Bond Fund
Janet I. Grangaard, CFA, Portfolio Manager
The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.
Investment in Thrivent Municipal Bond Fund involves risks including municipal bond, interest rate, tax, credit, futures contract, market, LIBOR, high yield, liquidity, investment adviser, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 States
(% of Net Assets)
New York 10.0%
California 9.8%
Texas 9.3%
Illinois 6.3%
Ohio 4.9%
Colorado 4.7%
Florida 4.0%
Massachusetts 3.5%
Virginia 3.1%
Minnesota 3.1%
Investments in securities in these States
represent 58.7% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and
Fitch Solutions, Inc. (“Fitch”). Ratings from S&P or Fitch, when used, are converted into their equivalent Moody’s ratings. If Moody’s, S&P and/or Fitch have assigned different ratings to a security, the highest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 States are subject to change.
The lists of Major Market Sectors and Top 10 States exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 States chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Transportation 24.5%
Education 17.7%
Health Care 17.0%
General Obligation 9.0%
Water & Sewer 8.1%
Tax Revenue 7.4%
Escrowed/Pre-refunded 6.0%
Other Revenue 5.1%
Electric Revenue 2.8%
Industrial Development
Revenue 1.4%

Thrivent Opportunity Income Plus Fund
Gregory R. Anderson, CFA, Conrad E. Smith, CFA, Kent L. White, CFA, Stephen D. Lowe, CFA, and Theron G. Whitehorn,
CFA, Portfolio Co-Managers
The Fund seeks a high level of current income consistent with capital preservation.
Investment in Thrivent Opportunity Income Plus Fund involves risks including interest rate, credit, mortgage-backed and other asset-backed securities, leveraged loan, LIBOR, prepayment, high yield, allocation, foreign securities, emerging markets, sovereign debt, market, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund
11.9%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
2.5%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
2.3%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
2.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
1.7%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
1.4%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through
1.2%
Global Medical Response, Inc., Term
Loan
0.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
0.5%
AAdvantage Loyalty IP, Ltd., Term Loan
0.4%
These securities represent 24.5% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 13.2%
Affiliated Fixed Income
Holdings 11.9%
Mortgage-Backed Securities 11.7%
Asset-Backed Securities 8.1%
Consumer Cyclical 7.9%
Consumer Non-Cyclical 7.6%
Communications Services 6.6%
Collateralized Mortgage
Obligations 5.5%
Capital Goods 5.2%
Energy 5.0%

Thrivent Small Cap Growth Fund
David J. Lettenberger, CFA, and Siddharth Sinha, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Small Cap Growth Fund involves risks including small cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 96.7%
Short-Term Investments 2.2%
Registered Investment
Companies 1.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Chart Industries, Inc. 2.5%
Everi Holdings, Inc. 2.4%
Middleby Corporation 2.3%
Lantheus Holdings, Inc. 2.3%
Regal Rexnord Corporation 2.1%
Sprout Social, Inc. 2.1%
Kinsale Capital Group, Inc. 2.1%
Summit Materials, Inc. 2.0%
WillScot Mobile Mini Holdings
Corporation 1.9%
Workiva, Inc. 1.9%
These securities represent 21.6% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Industrials 27.4%
Information Technology 20.1%
Health Care 18.0%
Consumer Discretionary 12.9%
Financials 6.8%
Real Estate 4.5%
Consumer Staples 3.6%
Materials 1.9%
Unaffiliated Registered
Investment Companies 1.1%
Energy 0.8%

Thrivent Small Cap Stock Fund
Matthew D. Finn, CFA, and James M. Tinucci, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Fund involves risks including small cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 96.8%
Registered Investment
Companies 1.7%
Short-Term Investments 1.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Lantheus Holdings, Inc. 3.6%
TTM Technologies, Inc. 2.5%
Crane Company 2.1%
Heartland Financial USA, Inc. 2.0%
Ashland Global Holdings, Inc. 2.0%
Ionis Pharmaceuticals, Inc. 1.9%
Curtiss-Wright Corporation 1.8%
Air Lease Corporation 1.8%
ManpowerGroup, Inc. 1.7%
Devon Energy Corporation 1.7%
These securities represent 21.1% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Industrials 19.5%
Financials 17.6%
Information Technology 14.5%
Consumer Discretionary 10.3%
Health Care 10.2%
Materials 8.8%
Real Estate 6.7%
Consumer Staples 3.5%
Energy 3.1%
Utilities 2.1%

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 through April 29, 2022.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of
$12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A semiannual account maintenance fee of $10 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning Account
Value 11/1/2021
Ending Account
Value 4/29/2022
Expenses Paid
during Period
11/1/2021 - 4/29/2022
*
Annualized Expense
Ratio
Thrivent Aggressive Allocation Fund
Actual
Class A $1,000 $879 $4.24 0.92%
Class S $1,000 $879 $3.49 0.75%
Hypothetical
**
Class A $1,000 $1,020 $4.56 0.92%
Class S $1,000 $1,021 $3.75 0.75%
Thrivent Balanced Income Plus Fund
Actual
Class A $1,000 $915 $4.68 0.99%
Class S $1,000 $916 $3.49 0.74%
Hypothetical
**
Class A $1,000 $1,020 $4.94 0.99%
Class S $1,000 $1,021 $3.68 0.74%
Thrivent Global Stock Fund
Actual
Class A $1,000 $869 $4.43 0.96%
Class S $1,000 $870 $2.96 0.64%
Hypothetical
**
Class A $1,000 $1,020 $4.78 0.96%
Class S $1,000 $1,021 $3.20 0.64%

Beginning Account
Value 11/1/2021
Ending Account
Value 4/29/2022
Expenses Paid
during Period
11/1/2021 - 4/29/2022
*
Annualized Expense
Ratio
Thrivent Government Bond Fund
Actual
Class A $1,000 $932 $3.74 0.79%
Class S $1,000 $932 $2.98 0.63%
Hypothetical
**
Class A $1,000 $1,021 $3.92 0.79%
Class S $1,000 $1,022 $3.12 0.63%
Thrivent High Income Municipal Bond Fund
Actual
Class S $1,000 $892 $2.80 0.60%
Hypothetical
**
Class S $1,000 $1,022 $2.99 0.60%
Thrivent High Yield Fund
Actual
Class A $1,000 $933 $3.79 0.80%
Class S $1,000 $936 $2.53 0.53%
Hypothetical
**
Class A $1,000 $1,021 $3.96 0.80%
Class S $1,000 $1,022 $2.64 0.53%
Thrivent Income Fund
Actual
Class A $1,000 $878 $3.44 0.74%
Class S $1,000 $879 $2.13 0.46%
Hypothetical
**
Class A $1,000 $1,021 $3.70 0.74%
Class S $1,000 $1,022 $2.29 0.46%
Thrivent International Allocation Fund
Actual
Class A $1,000 $864 $5.52 1.20%
Class S $1,000 $867 $3.71 0.81%
Hypothetical
**
Class A $1,000 $1,019 $5.97 1.20%
Class S $1,000 $1,021 $4.02 0.81%
Thrivent Large Cap Growth Fund
Actual
Class A $1,000 $776 $4.58 1.05%
Class S $1,000 $777 $3.32 0.76%
Hypothetical
**
Class A $1,000 $1,020 $5.21 1.05%
Class S $1,000 $1,021 $3.77 0.76%
Thrivent Large Cap Value Fund
Actual
Class A $1,000 $972 $4.15 0.85%
Class S $1,000 $974 $2.69 0.55%
Hypothetical
**
Class A $1,000 $1,020 $4.25 0.85%
Class S $1,000 $1,022 $2.75 0.55%
Thrivent Limited Maturity Bond Fund
Actual
Class A $1,000 $964 $2.72 0.56%
Class S $1,000 $964 $2.00 0.41%
Hypothetical
**
Class A $1,000 $1,022 $2.80 0.56%
Class S $1,000 $1,023 $2.06 0.41%

Beginning Account
Value 11/1/2021
Ending Account
Value 4/29/2022
Expenses Paid
during Period
11/1/2021 - 4/29/2022
*
Annualized Expense
Ratio
Thrivent Low Volatility Equity Fund
Actual
Class S $1,000 $953 $4.58 0.95%
Hypothetical
**
Class S $1,000 $1,020 $4.73 0.95%
Thrivent Mid Cap Growth Fund
Actual
Class S $1,000 $733 $3.85 0.90%
Hypothetical
**
Class S $1,000 $1,020 $4.48 0.90%
Thrivent Mid Cap Stock Fund
Actual
Class A $1,000 $877 $4.48 0.97%
Class S $1,000 $878 $3.43 0.74%
Hypothetical
**
Class A $1,000 $1,020 $4.82 0.97%
Class S $1,000 $1,021 $3.69 0.74%
Thrivent Mid Cap Value Fund
Actual
Class S $1,000 $1,001 $4.44 0.90%
Hypothetical
**
Class S $1,000 $1,020 $4.48 0.90%
Thrivent Moderate Allocation Fund
Actual
Class A $1,000 $890 $3.63 0.78%
Class S $1,000 $891 $2.56 0.55%
Hypothetical
**
Class A $1,000 $1,021 $3.88 0.78%
Class S $1,000 $1,022 $2.74 0.55%
Thrivent Moderately Aggressive Allocation Fund
Actual
Class A $1,000 $882 $3.65 0.79%
Class S $1,000 $883 $2.73 0.59%
Hypothetical
**
Class A $1,000 $1,021 $3.92 0.79%
Class S $1,000 $1,022 $2.93 0.59%
Thrivent Moderately Conservative Allocation Fund
Actual
Class A $1,000 $898 $3.81 0.81%
Class S $1,000 $900 $2.69 0.57%
Hypothetical
**
Class A $1,000 $1,021 $4.05 0.81%
Class S $1,000 $1,022 $2.86 0.57%
Thrivent Money Market Fund
Actual
Class A $1,000 $1,000 $0.74 0.15%
Class S $1,000 $1,000 $0.77 0.16%
Hypothetical
**
Class A $1,000 $1,024 $0.75 0.15%
Class S $1,000 $1,024 $0.78 0.16%

Beginning Account
Value 11/1/2021
Ending Account
Value 4/29/2022
Expenses Paid
during Period
11/1/2021 - 4/29/2022
*
Annualized Expense
Ratio
Thrivent Municipal Bond Fund
Actual
Class A $1,000 $915 $3.50 0.74%
Class S $1,000 $916 $2.53 0.53%
Hypothetical
**
Class A $1,000 $1,021 $3.69 0.74%
Class S $1,000 $1,022 $2.67 0.53%
Thrivent Opportunity Income Plus Fund
Actual
Class A $1,000 $933 $4.15 0.87%
Class S $1,000 $936 $2.92 0.61%
Hypothetical
**
Class A $1,000 $1,020 $4.34 0.87%
Class S $1,000 $1,022 $3.05 0.61%
Thrivent Small Cap Growth Fund
Actual
Class S $1,000 $746 $4.09 0.95%
Hypothetical
**
Class S $1,000 $1,020 $4.73 0.95%
Thrivent Small Cap Stock Fund
Actual
Class A $1,000 $925 $4.96 1.04%
Class S $1,000 $926 $3.82 0.80%
Hypothetical
**
Class A $1,000 $1,020 $5.20 1.04%
Class S $1,000 $1,021 $4.01 0.80%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by
180/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 41.6% ) Value
Unaffiliated  (0.9%)
1,706 Invesco QQQ Trust Series 1 $ 534,404
10,543 ProShares Ultra S&P 500
a
571,431
3,219 ProShares UltraPro QQQ
a
117,590
33,816 SPDR S&P 500 ETF Trust
a
13,932,192
13,212 SPDR S&P Biotech ETF
b
975,442
12,896 SPDR S&P Oil & Gas Exploration
ETF 1,699,822
Total 17,830,881
Affiliated  (40.7%)
4,977,086 Thrivent Core Emerging Markets
Equity Fund 45,988,274
5,690,394 Thrivent Core International Equity
Fund 53,546,611
6,148,427 Thrivent Core Low Volatility Equity
Fund 76,056,045
597,922 Thrivent Core Small Cap Value
Fund 5,584,588
1,929,714 Thrivent Global Stock Fund, Class
S 48,435,816
1,595,706 Thrivent High Yield Fund, Class S 6,813,666
536,416 Thrivent Income Fund, Class S 4,473,711
14,236,271 Thrivent International Allocation
Fund, Class S 137,380,019
9,370,404 Thrivent Large Cap Growth Fund,
Class S 148,239,792
3,697,217 Thrivent Large Cap Value Fund,
Class S 100,009,729
600,696 Thrivent Limited Maturity Bond
Fund, Class S 7,262,413
3,406,836 Thrivent Mid Cap Stock Fund,
Class S 112,118,960
1,691,378 Thrivent Small Cap Stock Fund,
Class S 50,284,668
Total 796,194,292
Total Registered Investment
Companies (cost $634,285,174) 814,025,173
Shares Common Stock ( 40.8% ) Value
Communications Services (1.8%)
1,087 Alphabet, Inc., Class A
b
2,480,741
3,415 Alphabet, Inc., Class C
b
7,852,212
5,339 AMC Networks, Inc.
a,b
174,212
63,692 AT&T, Inc. 1,201,231
896 Cars.com, Inc.
b
9,964
102,953 Comcast Corporation 4,093,411
16,540 DISH Network Corporation
b
471,555
4,957 Electronic Arts, Inc. 585,174
12,116 Fox Corporation, Class A 434,237
3,484 Gray Television, Inc. 64,524
701 Hemisphere Media Group, Inc.
b
2,727
9,747 Liberty Global plc, Class A
b
221,842
1,551 Lions Gate Entertainment
Corporation, Class B
b
19,496
9,597 Live Nation Entertainment, Inc.
b
1,006,533
15,549 Match Group, Inc.
b
1,230,703
3,069 Meta Platforms, Inc.
b
615,242
47,925 News Corporation, Class A 951,790
972 News Corporation, Class B 19,353
3,302 Nexstar Broadcasting Group, Inc. 523,103
9,962 Omnicom Group, Inc. 758,407
67,050 QuinStreet, Inc.
b
637,645
Shares Common Stock (40.8%) Value
Communications Services (1.8%) - continued
581 RingCentral, Inc.
b
$ 49,298
5,280 Telephone & Data Systems, Inc. 96,730
22,096 Twitter, Inc.
b
1,083,146
643 United States Cellular Corporation
b
18,506
31,211 Upwork, Inc.
b
654,495
81,986 Verizon Communications, Inc. 3,795,952
15,077 Walt Disney Company
b
1,683,045
115,749 Warner Bros. Discovery, Inc.
b
2,100,844
16,304 Zillow Group, Inc.
b
630,150
28,898 ZoomInfo Technologies, Inc.
b
1,369,765
Total 34,836,033
Consumer Discretionary (4.6%)
1,890 Aaron's Company, Inc. 38,802
942 Adient plc
b
32,160
930 Adtalem Global Education, Inc.
b
27,258
2,641 Amazon.com, Inc.
b
6,564,549
837 American Axle & Manufacturing
Holdings, Inc.
b
5,541
696 America's Car-Mart, Inc.
b
56,272
34,280 Aptiv plc
b
3,647,392
944 AutoZone, Inc.
b
1,845,964
4,704 AZEK Company, Inc.
b
99,913
19,635 Bally's Corporation
b
585,908
13,497 Beazer Homes USA, Inc.
b
203,535
232 Booking Holdings, Inc.
b
512,792
1,473 Brunswick Corporation 111,374
1,479 Buckle, Inc. 45,938
6,692 Burlington Stores, Inc.
b
1,362,224
22,137 Caesars Entertainment, Inc.
b
1,467,240
2,530 Carvana Company
b
146,639
22,463 Cedar Fair, LP
b
1,200,423
7,177 Cheesecake Factory, Inc.
b
264,903
10,168 Chegg, Inc.
b
251,556
6,693 Chico's FAS, Inc.
b
35,473
2,278 Chipotle Mexican Grill, Inc.
b
3,315,880
8,020 Choice Hotels International, Inc. 1,126,489
318 Churchill Downs, Inc. 64,535
433 Chuy's Holdings, Inc.
b
10,829
12,247 Cimpress plc
b
618,596
41,576 Clarus Corporation 929,224
549 Columbia Sportswear Company 45,106
3,922 Container Store Group, Inc.
b
30,003
113,959 Cooper-Standard Holdings, Inc.
b
525,351
1,761 Cracker Barrel Old Country Store,
Inc. 195,453
3,842 Culp, Inc. 24,819
23,038 D.R. Horton, Inc. 1,603,214
3,883 Dana, Inc. 57,507
1,327 Darden Restaurants, Inc. 174,806
1,710 Dave & Buster's Entertainment,
Inc.
b
77,805
658 Deckers Outdoor Corporation
b
174,863
252 Denny's Corporation
b
3,231
17,834 Designer Brands, Inc. 246,466
2 Dollar General Corporation 475
1,229 Dorman Products, Inc.
b
121,327
72,165 Duluth Holdings, Inc.
b
884,021
9,090 Emerald Holding, Inc.
b
24,452
202,244 Everi Holdings, Inc.
b
3,510,956
6,193 Expedia Group, Inc.
b
1,082,227
15,670 Five Below, Inc.
b
2,461,757
57,422 Ford Motor Company 813,096
3,906 Freshpet, Inc.
b
364,625
14,874 Gap, Inc. 184,735

Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (40.8%) Value
Consumer Discretionary (4.6%) - continued
772 Garmin, Ltd. $ 84,719
21,513 General Motors Company
b
815,558
14,841 Gentex Corporation 435,583
2,276 G-III Apparel Group, Ltd.
b
60,268
14,690 Goodyear Tire & Rubber
Company
b
195,671
97 Graham Holdings Company 57,460
9,638 Grand Canyon Education, Inc.
b
924,959
679 Group 1 Automotive, Inc. 118,241
6,654 Groupon, Inc.
a,b
129,820
15,517 Hanesbrands, Inc. 205,755
16,867 Harley-Davidson, Inc. 614,802
6,302 Home Depot, Inc. 1,893,121
8,946 Lear Corporation 1,144,551
40,765 Leggett & Platt, Inc. 1,452,457
7,047 Lithia Motors, Inc. 1,995,217
18,476 Lowe's Companies, Inc. 3,653,259
2,977 Lululemon Athletica, Inc.
b
1,055,734
2,436 M.D.C. Holdings, Inc. 89,913
84,920 Macy's, Inc. 2,052,516
30,124 Magnite, Inc.
b
290,697
31 Marriott Vacations Worldwide
Corporation 4,629
4,534 McDonald's Corporation 1,129,691
21,579 Miller Industries, Inc. 578,533
13,704 Modine Manufacturing Company
b
108,262
528 Mohawk Industries, Inc.
b
74,480
10,932 Newell Brands, Inc. 253,076
6,149 NIKE, Inc. 766,780
33,652 Nordstrom, Inc.
a
864,856
630 NVR, Inc.
b
2,757,012
12,783 Papa John's International, Inc. 1,163,892
14,021 Penn National Gaming, Inc.
b
512,748
8,811 Perdoceo Education Corporation
b
98,507
22,509 Planet Fitness, Inc.
b
1,801,395
13,106 PVH Corporation 953,855
59,286 Qurate Retail, Inc. 249,594
717 RCI Hospitality Holdings, Inc. 44,425
1,554 RH
b
522,330
24,364 Ross Stores, Inc. 2,430,796
1,786 Ruth's Hospitality Group, Inc. 37,452
2,541 Six Flags Entertainment
Corporation
b
97,244
28,422 Skyline Champion Corporation
b
1,450,659
12,581 Sleep Number Corporation
b
510,285
22,079 Sony Group Corporation ADR 1,899,898
5,788 Sportsman's Warehouse Holdings,
Inc.
b
55,623
698 Standard Motor Products, Inc. 29,791
29,054 Stoneridge, Inc.
b
572,654
3,135 Strategic Education, Inc. 202,521
10,943 Tapestry, Inc. 360,244
3,968 Target Corporation 907,283
26,910 Taylor Morrison Home Corporation
b
704,773
4,791 Tesla, Inc.
b
4,171,811
1,830 Thor Industries, Inc. 140,086
121,437 ThredUp, Inc.
b
800,270
12,616 Toll Brothers, Inc. 585,004
967 TopBuild Corporation
b
175,162
12,936 TripAdvisor, Inc.
b
332,067
3,662 Ulta Beauty, Inc.
b
1,453,082
2,666 Urban Outfitters, Inc.
b
63,451
7,726 Vail Resorts, Inc. 1,963,640
931 Visteon Corporation
b
97,485
197 Williams-Sonoma, Inc. 25,705
Shares Common Stock (40.8%) Value
Consumer Discretionary (4.6%) - continued
7,452 Wingstop, Inc. $ 683,796
4,045 Wolverine World Wide, Inc. 80,172
23,024 Wyndham Hotels & Resorts, Inc. 2,025,191
10,626 Xometry, Inc.
a,b
348,745
6,115 Yum! Brands, Inc. 715,516
21,985 Zumiez, Inc.
b
805,311
Total 90,057,787
Consumer Staples (1.7%)
8,263 BJ's Wholesale Club Holdings,
Inc.
b
531,724
4,257 Casey's General Stores, Inc. 856,934
9,926 Celsius Holdings, Inc.
b
516,152
499 Coca-Cola Company 32,240
94 Constellation Brands, Inc. 23,133
4,321 Costco Wholesale Corporation 2,297,562
10,948 Darling Ingredients, Inc.
b
803,474
67,689 e.l.f. Beauty, Inc.
b
1,646,873
4,990 Estee Lauder Companies, Inc. 1,317,659
32,330 Hain Celestial Group, Inc.
b
1,084,348
1,778 Hershey Company 401,419
4,585 Ingredion, Inc. 390,229
11,616 John B. Sanfilippo & Son, Inc. 901,866
6,227 Kimberly-Clark Corporation 864,495
75,607 Lamb Weston Holdings, Inc. 4,997,623
141 Medifast, Inc. 25,149
5,139 Molson Coors Beverage Company 278,226
2,755 Monster Beverage Corporation
b
236,048
384 PepsiCo, Inc. 65,937
2,517 Performance Food Group
Company
b
123,962
39,553 Philip Morris International, Inc. 3,955,300
527 PriceSmart, Inc. 41,870
87,076 Primo Water Corporation 1,274,793
7,095 Procter & Gamble Company 1,139,102
360 Seneca Foods Corporation
b
19,530
21,197 Sprouts Farmers Markets, Inc.
b
631,671
18,218 Sysco Corporation 1,557,275
64,787 Turning Point Brands, Inc. 2,033,664
4,124 US Foods Holding Corporation
b
155,145
9,193 Utz Brands, Inc. 129,805
37,273 Walmart, Inc. 5,702,396
Total 34,035,604
Energy (1.7%)
7,094 Antero Midstream Corporation 72,855
24,086 Antero Resources Corporation
b
847,827
2,392 APA Corporation 97,904
7,661 Archrock, Inc. 66,727
51,180 BP plc ADR 1,469,890
1,310 California Resources Corporation 52,675
4,346 ChampionX Corporation 91,701
30,725 ConocoPhillips 2,934,852
3,238 Continental Resources, Inc.
a
179,936
96,595 Devon Energy Corporation 5,618,931
3,886 Dorian LPG, Ltd. 57,202
2,681 DT Midstream, Inc. 144,104
1,468 EnLink Midstream, LLC 14,489
90,518 Enterprise Products Partners, LP 2,345,321
7,628 EOG Resources, Inc. 890,645
348 EQT Corporation 13,833
167 Equitrans Midstream Corporation 1,313
35,219 Exxon Mobil Corporation 3,002,420
72,847 Halliburton Company 2,594,810

Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (40.8%) Value
Energy (1.7%) - continued
4,022 Helix Energy Solutions Group, Inc.
b
$ 16,530
25,807 Helmerich & Payne, Inc. 1,187,896
11,220 HF Sinclair Corporation
b
426,584
963 Kimbell Royalty Partners, LP 16,207
1,085 Liberty Energy, Inc.
b
17,512
35,989 Marathon Oil Corporation 896,846
18,048 Marathon Petroleum Corporation 1,574,868
17,480 Matador Resources Company 853,374
2,021 Newpark Resources, Inc.
b
7,053
17,458 Nine Energy Service, Inc.
a,b
46,264
23,943 NOV, Inc. 434,087
2,491 Oceaneering International, Inc.
b
28,223
5,738 PBF Energy, Inc.
b
166,746
4,792 Peabody Energy Corporation
b
108,491
10,593 Pioneer Natural Resources
Company 2,462,555
18,398 ProPetro Holding Corporation
b
260,148
6,348 Ring Energy, Inc.
a,b
28,376
3,909 RPC, Inc.
b
40,419
30,484 Schlumberger, Ltd. 1,189,181
818 Select Energy Services, Inc.
b
6,348
7,391 SM Energy Company 262,602
28,719 Talos Energy, Inc.
b
521,824
2,216 Targa Resources Corporation 162,677
166,002 TechnipFMC plc
b
1,148,734
1,741 VAALCO Energy, Inc. 11,386
7,066 Valero Energy Corporation 787,718
5,100 World Fuel Services Corporation 123,522
Total 33,283,606
Financials (5.9%)
61,276 Air Lease Corporation 2,468,197
54,321 Ally Financial, Inc. 2,170,667
10,945 American Equity Investment Life
Holding Company 412,845
8,045 American Express Company 1,405,542
6,415 American Financial Group, Inc. 888,349
15,965 Ameris Bancorp 665,740
15,099 Annaly Capital Management, Inc. 96,936
33,575 Arch Capital Group, Ltd.
b
1,533,370
2,202 Argo Group International Holdings,
Ltd. 94,246
8,512 Arthur J. Gallagher & Company 1,434,187
11,998 Assured Guaranty, Ltd. 661,690
103,083 Bank of America Corporation 3,678,001
425 Bank of Marin Bancorp 13,285
23,481 Bank of N.T. Butterfield & Son, Ltd. 752,096
3,585 BankFinancial Corporation 36,603
7,103 Banner Corporation 381,431
4,972 Berkshire Hathaway, Inc.
b
1,605,111
2,274 BlackRock, Inc. 1,420,522
298 Blackstone Mortgage Trust, Inc. 8,952
55,195 Bridgewater Bancshares, Inc.
b
884,224
23,379 Brighthouse Financial, Inc.
b
1,200,745
1,454 Brown & Brown, Inc. 90,119
14,829 BRP Group, Inc.
b
342,846
44,978 Byline Bancorp, Inc. 1,055,184
11,386 Capital One Financial Corporation 1,418,923
1,985 Cboe Global Markets, Inc. 224,265
24,222 Central Pacific Financial
Corporation 585,688
40,267 Charles Schwab Corporation 2,670,910
3,134 Chimera Investment Corporation 31,403
14,780 Chubb, Ltd. 3,051,331
5,619 Cincinnati Financial Corporation 689,227
Shares Common Stock (40.8%) Value
Financials (5.9%) - continued
32,903 Citigroup, Inc. $ 1,586,254
8,517 CNO Financial Group, Inc. 205,600
1,795 Coinbase Global, Inc.
b
202,314
49,656 Columbia Banking System, Inc. 1,394,340
21,032 Comerica, Inc. 1,722,521
12,978 Community Trust Bancorp, Inc. 516,654
4,746 Customers Bancorp, Inc.
b
199,664
10,182 Discover Financial Services 1,145,068
14,254 East West Bancorp, Inc. 1,016,310
4,646 Ellington Residential Mortgage
REIT 40,792
629 Employers Holdings, Inc. 24,745
3,958 Enova International, Inc.
b
148,029
25,027 Enterprise Financial Services
Corporation 1,105,443
83,648 Equitable Holdings, Inc. 2,411,572
163 Equity Bancshares, Inc. 4,976
2,967 Essent Group, Ltd. 120,253
66,867 F.N.B. Corporation 770,308
1,499 FactSet Research Systems, Inc. 604,832
1,435 Federated Hermes, Inc. 40,869
8,137 Financial Institutions, Inc. 226,534
15,219 First Bancorp 207,131
1,560 First Busey Corporation 35,053
8,075 First Financial Corporation 344,156
588 First Mid-Illinois Bancshares, Inc. 21,192
445 First of Long Island Corporation 7,467
7,780 Flushing Financial Corporation 167,270
5,085 Franklin Resources, Inc. 125,040
29,459 Fulton Financial Corporation 446,893
13,361 Glacier Bancorp, Inc. 611,399
4,272 Global Life, Inc. 418,998
684 Granite Point Mortgage Trust, Inc. 6,655
10,639 Great Southern Bancorp, Inc. 603,657
21,931 Hamilton Lane, Inc. 1,504,028
24,348 Hancock Whitney Corporation 1,138,756
33,579 Hanmi Financial Corporation 777,354
5,450 Hanover Insurance Group, Inc. 800,169
48,498 Heartland Financial USA, Inc. 2,122,757
1,029 HomeStreet, Inc. 41,767
6,043 Hometrust Bancshares, Inc. 163,342
110,884 Hope Bancorp, Inc. 1,585,641
950 Horace Mann Educators
Corporation 37,857
4,921 Horizon Bancorp, Inc. 86,019
8,118 Houlihan Lokey, Inc. 676,148
16,293 Independent Bank Corporation 321,624
70 International Bancshares
Corporation 2,785
35,721 Invesco Mortgage Capital, Inc. 62,155
37,954 Invesco, Ltd. 697,595
28,950 J.P. Morgan Chase & Company 3,455,472
942 Jefferies Financial Group, Inc. 28,976
21,230 Kinsale Capital Group, Inc. 4,706,479
1,177 Ladder Capital Corporation 13,406
2,447 Lakeland Bancorp, Inc. 36,778
5,968 Lincoln National Corporation 358,975
11,317 M&T Bank Corporation 1,885,865
6,948 Marsh & McLennan Companies,
Inc. 1,123,492
3,097 Mercantile Bank Corporation 97,246
31 Merchants Bancorp 729
11,932 MetLife, Inc. 783,694
11,564 MFA Financial, Inc. 164,787
15,757 Midland States Bancorp, Inc. 415,355

Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (40.8%) Value
Financials (5.9%) - continued
12,558 MidWestOne Financial Group, Inc. $ 375,233
4,355 Moody's Corporation 1,378,270
34,704 Morgan Stanley 2,796,795
3,749 MSCI, Inc. 1,579,266
140,971 New York Community Bancorp,
Inc. 1,302,572
17,636 New York Mortgage Trust, Inc. 56,788
6,814 NMI Holdings, Inc.
b
125,241
6,309 Northern Trust Corporation 650,142
773 Northfield Bancorp, Inc. 10,119
14,932 OceanFirst Financial Corporation 279,676
3,326 OFG Bancorp 88,405
5,316 Old Republic International
Corporation 117,005
9,781 OneMain Holdings, Inc. 449,241
11,205 PacWest Bancorp 368,532
323 Peapack-Gladstone Financial
Corporation 10,010
21,513 Popular, Inc. 1,677,799
1,877 Premier Financial Corporation 49,816
5,737 Primerica, Inc. 743,286
625 ProAssurance Corporation 15,356
4,156 QCR Holdings, Inc. 225,629
64,077 Radian Group, Inc. 1,370,607
24,602 Raymond James Financial, Inc. 2,397,711
327 Reinsurance Group of America,
Inc. 35,094
8,520 RenaissanceRe Holdings, Ltd. 1,222,790
1,874 RLI Corporation 215,098
4,405 S&P Global, Inc. 1,658,483
596 S&T Bancorp, Inc. 16,843
49,304 Seacoast Banking Corporation of
Florida 1,602,380
10,951 SEI Investments Company 610,190
7,914 Selective Insurance Group, Inc. 651,797
6,923 Signature Bank 1,677,097
2,736 SiriusPoint, Ltd.
b
17,182
1,573 Starwood Property Trust, Inc. 35,990
26,246 State Street Corporation 1,757,695
6,330 Synchrony Financial 233,007
23,318 Synovus Financial Corporation 968,630
1,439 Territorial Bancorp, Inc. 32,680
17,424 Texas Capital Bancshares, Inc.
b
894,897
5,916 TPG RE Finance Trust, Inc. 62,414
14,301 Tradeweb Markets, Inc. 1,018,088
703 TriCo Bancshares 26,398
16,868 Triumph Bancorp, Inc.
b
1,171,314
41,853 Truist Financial Corporation 2,023,593
10,033 TrustCo Bank Corporation NY 312,528
16,102 Two Harbors Investment
Corporation 77,451
38,927 Umpqua Holdings Corporation 643,853
599 Univest Financial Corporation 15,095
43,295 Unum Group 1,321,363
1,178 Washington Federal, Inc. 35,847
64,816 Wells Fargo & Company 2,827,922
58,871 Western Alliance Bancorp 4,480,672
8,296 Western Asset Mortgage Capital
Corporation 11,863
25,940 Zions Bancorporation NA 1,465,869
4,004 Zurich Insurance Group AG 1,822,901
Total 116,558,398
Health Care (5.2%)
19,056 Abbott Laboratories 2,162,856
Shares Common Stock (40.8%) Value
Health Care (5.2%) - continued
17,521 AbbVie, Inc. $ 2,573,484
1,949 AdaptHealth Corporation
b
24,674
20,419 Adaptive Biotechnologies
Corporation
b
168,457
7,200 Agilent Technologies, Inc. 858,744
61,029 Agilon Health, Inc.
b
1,084,485
1,205 Align Technology, Inc.
b
349,342
3,160 Allogene Therapeutics, Inc.
b
26,386
1,211 Amedisys, Inc.
b
154,584
3,204 Amgen, Inc. 747,141
7,565 Anthem, Inc. 3,797,100
6,416 Argenx SE ADR
b
1,843,445
10,860 Ascendis Pharma AS ADR
b
991,192
30,792 AstraZeneca plc ADR 2,044,589
10,388 Avanos Medical, Inc.
b
302,914
49,390 Avantor, Inc.
b
1,574,553
32,693 Axonics, Inc.
b
1,694,151
11,130 Baxter International, Inc. 790,898
4,245 Becton, Dickinson and Company 1,049,322
6,508 Biogen, Inc.
b
1,350,019
4,310 Biohaven Pharmaceutical Holding
Company, Ltd.
b
384,323
18,480 BioLife Solutions, Inc.
b
234,142
172 Bio-Rad Laboratories, Inc.
b
88,074
5,978 Bio-Techne Corporation 2,269,787
522 Boston Scientific Corporation
b
21,981
764 Bristol-Myers Squibb Company 57,506
36,296 Centene Corporation
b
2,923,643
4,058 Charles River Laboratories
International, Inc.
b
980,048
742 Chemed Corporation 364,611
9,078 Cigna Holding Company 2,240,269
3,697 Cooper Companies, Inc. 1,334,765
15,047 Covetrus, Inc.
b
207,649
14,551 CVS Health Corporation 1,398,788
3,335 Danaher Corporation 837,519
10,666 Dentsply Sirona, Inc. 426,533
4,299 DexCom, Inc.
b
1,756,485
1,748 Editas Medicine, Inc.
b
23,144
24,231 Edwards Lifesciences
Corporation
b
2,563,155
2,934 Elanco Animal Health, Inc.
b
74,260
784 Embecta Corporation
b
23,857
1,975 Encompass Health Corporation 135,939
649 Exact Sciences Corporation
b
35,727
1,160 Generation Bio Company
b
7,343
14,373 Gilead Sciences, Inc. 852,894
24,414 GlaxoSmithKline plc ADR 1,105,466
3,731 Global Blood Therapeutics, Inc.
b
114,542
17,368 Guardant Health, Inc.
b
1,071,606
50,155 Halozyme Therapeutics, Inc.
b
2,001,184
8,799 HCA Healthcare, Inc. 1,887,825
3,610 HealthEquity, Inc.
b
224,975
781 Henry Schein, Inc.
b
63,339
11,008 Hologic, Inc.
b
792,466
2,248 ICU Medical, Inc.
b
481,050
28,527 Immunocore Holdings plc ADR
b
930,265
12,791 Inari Medical, Inc.
b
1,032,234
13,336 Inotiv, Inc.
b
190,038
7,466 Inspire Medical Systems, Inc.
b
1,536,204
9,770 Insulet Corporation
b
2,334,932
892 Integer Holdings Corporation
b
67,052
1,790 Integra LifeSciences Holdings
Corporation
b
109,476
3,107 Intuitive Surgical, Inc.
b
743,505

Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (40.8%) Value
Health Care (5.2%) - continued
2,462 Invitae Corporation
b
$ 13,073
43,635 Ionis Pharmaceuticals, Inc.
b
1,604,023
1,118 IQVIA Holding, Inc.
b
243,713
30,292 Johnson & Johnson 5,466,494
473 Kymera Therapeutics, Inc.
b
14,829
1,613 Laboratory Corporation of America
Holdings
b
387,572
79,260 Lantheus Holdings, Inc.
b
5,263,657
967 Masimo Corporation
b
109,242
35,188 Medtronic plc 3,672,220
43,517 Merck & Company, Inc. 3,859,523
709 Molina Healthcare, Inc.
b
222,236
45,183 MultiPlan Corporation
b
200,161
11,630 Natera, Inc.
b
408,446
2,625 National HealthCare Corporation 178,657
5,586 Novo Nordisk AS ADR 636,804
19,086 NuVasive, Inc.
b
981,784
17,833 Omnicell, Inc.
b
1,946,829
1,363 Orthofix Medical, Inc.
b
42,253
27,952 Phreesia, Inc.
b
639,542
9,206 Premier, Inc. 333,349
55,185 Progyny, Inc.
b
2,121,863
14,330 Repligen Corporation
b
2,253,249
957 Sage Therapeutics, Inc.
b
30,165
9,156 Sarepta Therapeutics, Inc.
b
662,162
8,517 Signify Health, Inc.
b
117,535
26,808 Silk Road Medical, Inc.
b
939,620
428 STAAR Surgical Company
b
24,435
7,628 Stryker Corporation 1,840,331
31,257 Syneos Health, Inc.
b
2,284,574
4,919 Teleflex, Inc. 1,404,965
1,564 Thermo Fisher Scientific, Inc. 864,767
11,528 Travere Therapeutics, Inc.
b
289,699
3,594 Turning Point Therapeutics, Inc.
b
105,807
472 U.S. Physical Therapy, Inc. 48,979
3,077 uniQure NV
b
45,970
338 Veeva Systems, Inc.
b
61,499
2,366 Veracyte, Inc.
b
48,432
102,855 Viemed Healthcare, Inc.
b
512,218
21,293 Vor BioPharma, Inc.
b
122,009
2,551 VYNE Therapeutics, Inc.
b
1,071
675 Waters Corporation
b
204,538
11,090 Zimmer Biomet Holdings, Inc. 1,339,117
12,965 Zoetis, Inc. 2,298,046
Total 101,362,395
Industrials (6.9%)
11,291 3M Company 1,628,389
2,437 A.O. Smith Corporation 142,394
3,654 ACCO Brands Corporation 26,784
6,369 Advanced Drainage Systems, Inc. 652,568
9,417 AECOM 664,463
464 Allegion plc 53,007
27,546 Altra Industrial Motion Corporation 1,074,294
17,384 AMETEK, Inc. 2,194,904
1,785 Armstrong World Industries, Inc. 151,118
39,320 ASGN, Inc.
b
4,460,854
7,933 AZZ, Inc. 362,062
59,566 Badger Infrastructure Solutions,
Ltd. 1,379,433
640 Barnes Group, Inc. 21,491
14,787 Carlisle Companies, Inc. 3,835,156
601 Caterpillar, Inc. 126,535
10,312 CBIZ, Inc.
b
431,970
26,401 Chart Industries, Inc.
b
4,457,017
Shares Common Stock (40.8%) Value
Industrials (6.9%) - continued
3,146 Cintas Corporation $ 1,249,780
58,986 CNH Industrial NV 837,011
379 Columbus McKinnon Corporation 13,436
941 Covenant Logistics Group, Inc. 19,328
39,972 Crane Company 3,846,506
3,561 CSW Industrials, Inc. 375,721
73,893 CSX Corporation 2,537,486
1,495 Cummins, Inc. 282,839
20,820 Curtiss-Wright Corporation 2,975,386
1,157 Deere & Company 436,825
49,696 Delta Air Lines, Inc.
b
2,138,419
1,271 Donaldson Company, Inc. 62,330
88 Douglas Dynamics, Inc. 2,724
4,634 Dover Corporation 617,712
78,279 Driven Brands Holdings, Inc.
b
2,183,201
41,422 Dun & Bradstreet Holdings, Inc.
b
654,053
6,506 EMCOR Group, Inc. 692,759
8,476 Emerson Electric Company 764,366
17,903 Fastenal Company 990,215
80,610 First Advantage Corporation
b
1,399,390
6,355 Flowserve Corporation 207,872
5,783 Forrester Research, Inc.
b
322,055
2,419 Fortune Brands Home and
Security, Inc. 172,354
25,039 Forward Air Corporation 2,428,032
2,053 GATX Corporation 212,260
4,358 Generac Holdings, Inc.
b
956,058
9,922 General Dynamics Corporation 2,346,851
788 Gibraltar Industries, Inc.
b
29,818
351 Gorman-Rupp Company 11,183
1,552 GrafTech International, Ltd. 14,092
14,327 Greenbrier Companies, Inc. 611,906
9,813 Helios Technologies, Inc. 659,237
6,936 Honeywell International, Inc. 1,342,185
89,657 Howmet Aerospace, Inc. 3,059,097
7,497 Hubbell, Inc. 1,464,614
254 ICF International, Inc. 25,098
13,880 IDEX Corporation 2,634,702
2,752 Illinois Tool Works, Inc. 542,447
1,142 ITT Corporation 80,191
34,784 Janus International Group, Inc.
b
329,057
350 JB Hunt Transport Services, Inc. 59,797
1,158 JetBlue Airways Corporation
b
12,750
28,668 Johnson Controls International plc 1,716,353
4,477 Kennametal, Inc. 115,193
8,784 L3Harris Technologies, Inc. 2,040,172
11,603 Landstar System, Inc. 1,797,305
1,132 Lennox International, Inc. 241,331
30,172 Lincoln Electric Holdings, Inc. 4,065,074
2,553 Linde plc 796,434
1,215 Lockheed Martin Corporation 525,026
4,730 Manitowoc Company, Inc.
b
62,625
24,538 ManpowerGroup, Inc. 2,213,328
1,717 Masonite International
Corporation
b
133,102
11,269 Mercury Systems, Inc.
b
628,697
9,376 Meritor, Inc.
b
336,692
29,915 Middleby Corporation
b
4,603,619
7,261 MSC Industrial Direct Company,
Inc. 601,646
43,428 NAPCO Security Technologies,
Inc.
b
759,990
235 National Presto Industries, Inc. 16,716
554 Nordson Corporation 119,492
2,620 Norfolk Southern Corporation 675,646

Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (40.8%) Value
Industrials (6.9%) - continued
7,210 Old Dominion Freight Line, Inc. $ 2,019,665
8,954 Parker-Hannifin Corporation 2,424,922
3,440 Proto Labs, Inc.
b
146,578
970 Quad/Graphics, Inc.
b
6,577
9,548 Quanta Services, Inc. 1,107,377
62,861 Ranpak Holdings Corporation
b
947,944
17,877 Raytheon Technologies
Corporation 1,696,706
8,198 RBC Bearings, Inc.
b
1,380,133
44,787 Regal Rexnord Corporation 5,698,698
30,868 Rush Enterprises, Inc. 1,570,564
7,412 Ryder System, Inc. 518,099
3,620 Saia, Inc.
b
745,575
6,386 SkyWest, Inc.
b
186,152
1,552 Snap-On, Inc. 329,784
16,766 Southwest Airlines Company
b
783,307
11,769 Standex International Corporation 1,106,757
69,226 Summit Materials, Inc.
b
1,924,483
98,731 Sun Country Airlines Holdings,
Inc.
b
2,716,090
1,379 Sunrun, Inc.
b
27,552
2,586 Technip Energies NV ADR
b
31,032
5,122 Teledyne Technologies, Inc.
b
2,210,399
13,339 Tennant Company 861,433
914 Thermon Group Holdings, Inc.
b
13,710
18,630 Timken Company 1,073,833
326 Toro Company 26,122
3,302 Trane Technologies plc 461,917
17,963 TransUnion 1,572,122
7,580 Trex Company, Inc.
b
441,080
6,715 TriMas Corporation 198,361
13,258 Tutor Perini Corporation
b
122,902
30,193 Uber Technologies, Inc.
b
950,476
569 UniFirst Corporation 98,039
10,646 Union Pacific Corporation 2,494,251
16,417 United Parcel Service, Inc. 2,954,732
14,065 United Rentals, Inc.
b
4,451,854
1,557 Univar, Inc.
b
45,340
3,238 Valmont Industries, Inc. 805,647
4,544 Verisk Analytics, Inc. 927,203
33,275 Vicor Corporation
b
2,013,803
8,673 Vontier Corporation 222,202
1,575 Watsco, Inc. 420,178
252 Watts Water Technologies, Inc. 32,120
5,886 Werner Enterprises, Inc. 233,262
8,974 WESCO International, Inc.
b
1,106,135
107,883 WillScot Mobile Mini Holdings
Corporation
b
3,786,693
1,719 Woodward, Inc. 189,915
2,185 Xylem, Inc. 175,892
1,153 Yellow Corporation
b
5,165
Total 135,974,804
Information Technology (7.3%)
3,692 Accenture plc 1,108,929
3,733 ACI Worldwide, Inc.
b
103,105
215 Adobe, Inc.
b
85,129
7,603 Advanced Energy Industries, Inc. 581,782
22,587 Agilysys, Inc.
b
831,427
15,445 Allegro MicroSystems, Inc.
b
375,468
29,664 Amphenol Corporation 2,120,976
2,565 ANSYS, Inc.
b
707,145
77,910 Apple, Inc. 12,282,511
32,577 AppLovin Corporation
b
1,242,813
9,972 Arista Networks, Inc.
b
1,152,464
Shares Common Stock (40.8%) Value
Information Technology (7.3%) - continued
2,436 Arrow Electronics, Inc.
b
$ 287,107
2,879 Autodesk, Inc.
b
544,937
16,896 Avalara, Inc.
b
1,285,279
1,381 Avaya Holdings Corporation
b
12,774
4,817 Axcelis Technologies, Inc.
b
262,286
2,032 Benchmark Electronics, Inc. 48,280
19,263 BigCommerce Holdings, Inc.
b
344,230
12,075 Bill.com Holdings, Inc.
b
2,061,323
14,350 Block, Inc.
b
1,428,399
1,752 Booz Allen Hamilton Holding
Corporation 143,016
9,687 Bread Financial Holdings, Inc. 530,848
2,187 Broadcom, Inc. 1,212,451
1,017 CACI International, Inc.
b
269,810
43,652 Calix, Inc.
b
1,742,151
3,559 CDW Corporation 580,758
29,086 Ciena Corporation
b
1,604,675
89,400 Cisco Systems, Inc. 4,378,812
48,708 Cognex Corporation 3,294,122
10,356 CommScope Holding Company,
Inc.
b
62,447
15,939 Computer Services, Inc. 810,976
26 Concentrix Corporation 4,094
2,256 Coupa Software, Inc.
b
194,693
362 CTS Corporation 12,804
11,818 Descartes Systems Group, Inc.
b
734,489
3,615 Digital Turbine, Inc.
b
114,415
1,317 Diodes, Inc.
b
96,180
30,078 Dolby Laboratories, Inc. 2,330,143
27,858 Dropbox, Inc.
b
605,911
10,676 DXC Technology Company
b
306,401
5,737 Endava plc ADR
b
577,142
2,344 EPAM Systems, Inc.
b
621,137
5,618 ePlus, Inc.
b
317,305
3,771 Euronet Worldwide, Inc.
b
458,742
1,173 F5, Inc.
b
196,372
277 Fair Isaac Corporation
b
103,462
27,124 Fidelity National Information
Services, Inc. 2,689,345
28,007 Five9, Inc.
b
3,083,571
4,595 FLEETCOR Technologies, Inc.
b
1,146,544
92 Genpact, Ltd. 3,705
76,397 Gilat Satellite Networks, Ltd.
b
561,518
12,075 Global Payments, Inc. 1,654,033
28,266 Hewlett Packard Enterprise
Company 435,579
2,187 HubSpot, Inc.
b
829,813
2,936 IPG Photonics Corporation
b
277,393
8,586 Jack Henry & Associates, Inc. 1,627,734
94 Keysight Technologies, Inc.
b
13,185
2,037 KLA-Tencor Corporation 650,333
64,209 Knowles Corporation
b
1,189,151
3,361 Lam Research Corporation 1,565,419
42,996 Lattice Semiconductor
Corporation
b
2,065,528
3,506 Littelfuse, Inc. 803,750
9,609 LivePerson, Inc.
b
217,356
28,310 LiveRamp Holding, Inc.
b
886,669
634 Manhattan Associates, Inc.
b
82,769
1,779 ManTech International Corporation 142,925
4,536 Mastercard, Inc. 1,648,292
2,320 MAXIMUS, Inc. 169,082
274 MaxLinear, Inc.
b
13,116
18,264 Microchip Technology, Inc. 1,190,813
59,089 Microsoft Corporation 16,398,379

Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (40.8%) Value
Information Technology (7.3%) - continued
6,599 MKS Instruments, Inc. $ 752,154
239 Model N, Inc.
b
6,176
7,496 Monolithic Power Systems, Inc. 2,940,231
24,677 National Instruments Corporation 891,827
2,873 NetApp, Inc. 210,447
3,395 NETGEAR, Inc.
b
73,671
3,533 NICE, Ltd. ADR
b
729,247
6,376 Nova, Ltd.
b
628,737
15,791 NVIDIA Corporation 2,928,757
7,573 Okta, Inc.
b
903,535
4,227 Palo Alto Networks, Inc.
b
2,372,531
5,136 Paycom Software, Inc.
b
1,445,630
30,860 Paymentus Holdings, Inc.
a,b
511,042
10,934 PayPal Holdings, Inc.
b
961,427
151 Progress Software Corporation 7,245
13,281 PTC, Inc.
b
1,516,823
15,731 Qorvo, Inc.
b
1,789,873
24,633 QUALCOMM, Inc. 3,440,984
9,323 Salesforce, Inc.
b
1,640,289
51,233 Samsung Electronics Company,
Ltd. 2,730,390
1,407 ScanSource, Inc.
b
48,176
12,657 Semtech Corporation
b
754,357
3,324 ServiceNow, Inc.
b
1,589,204
70,840 Sierra Wireless, Inc.
b
1,112,896
3,841 SiTime Corporation
b
647,477
17,999 Skyworks Solutions, Inc. 2,039,287
52,104 Sonos, Inc.
b
1,189,013
53,219 Sprout Social, Inc.
b
3,261,260
4,599 Synopsys, Inc.
b
1,318,947
6,832 TD SYNNEX Corporation 683,815
1,583 TE Connectivity, Ltd. 197,527
106,613 Telefonaktiebolaget LM Ericsson
ADR 848,639
24,160 Texas Instruments, Inc. 4,113,240
12,736 Trimble, Inc.
b
849,491
14,518 TTEC Holdings, Inc. 1,071,574
152,402 TTM Technologies, Inc.
b
2,126,008
3,158 Tyler Technologies, Inc.
b
1,246,494
8,211 Universal Display Corporation 1,048,791
595 Upland Software, Inc.
b
8,877
1,610 VeriSign, Inc.
b
287,691
424 Vertex, Inc.
b
6,033
6,008 WEX, Inc.
b
998,770
29,647 Workiva, Inc.
b
2,861,232
18,364 Xerox Holdings Corporation 319,534
Total 142,625,071
Materials (2.0%)
1,857 AdvanSix, Inc. 82,711
276 Alpha Metallurgical Resources,
Inc.
b
42,708
15,671 AptarGroup, Inc. 1,799,501
27,351 Ashland Global Holdings, Inc. 2,871,035
2,480 Avery Dennison Corporation 447,888
66,760 Axalta Coating Systems, Ltd.
b
1,693,701
74 Balchem Corporation 9,117
11,150 Ball Corporation 904,934
403 Cabot Corporation 26,538
33,822 Carpenter Technology Corporation 1,291,324
2,047 Celanese Corporation 300,786
21,384 CF Industries Holdings, Inc. 2,070,613
5,735 Cleveland-Cliffs, Inc.
b
146,185
17,272 Compass Minerals International,
Inc. 1,021,293
Shares Common Stock (40.8%) Value
Materials (2.0%) - continued
11,346 Crown Holdings, Inc. $ 1,248,514
23,923 Eastman Chemical Company 2,456,174
3,530 FMC Corporation 467,866
17,170 Graphic Packaging Holding
Company 374,306
7,821 Huntsman Corporation 264,897
24,528 Ingevity Corporation
b
1,469,227
5,775 Innospec, Inc. 550,415
131,701 Ivanhoe Mines, Ltd.
b
1,055,945
6,758 Kaiser Aluminum Corporation 652,147
415 Koppers Holdings, Inc. 10,068
16,099 LyondellBasell Industries NV 1,706,977
3,353 Martin Marietta Materials, Inc. 1,187,700
48 Materion Corporation 4,087
3,503 Minerals Technologies, Inc. 222,826
3,503 Myers Industries, Inc. 76,821
7 NewMarket Corporation 2,272
12,365 Nucor Corporation 1,913,855
12,290 O-I Glass, Inc.
b
165,669
7,616 PPG Industries, Inc. 974,772
9,369 Quaker Chemical Corporation 1,524,430
1,068 Rayonier Advanced Materials,
Inc.
b
5,479
10,366 Reliance Steel & Aluminum
Company 2,055,060
17,186 RPM International, Inc. 1,424,719
2,546 Ryerson Holding Corporation 93,718
2,329 Schweitzer-Mauduit International,
Inc. 58,598
4,092 Sensient Technologies Corporation 346,183
2,572 Sherwin-Williams Company 707,197
1,249 Sonoco Products Company 77,326
21,860 Steel Dynamics, Inc. 1,874,495
2,841 SunCoke Energy, Inc. 23,637
6,880 Trinseo plc 326,456
2,759 Tronox Holdings plc 47,455
18,431 UFP Technologies, Inc.
b
1,265,657
8,964 United States Lime & Minerals, Inc. 981,648
15,759 United States Steel Corporation 480,492
5,857 Westlake Corporation 741,203
2,076 Worthington Industries, Inc. 98,755
Total 39,645,380
Real Estate (2.5%)
123,107 AGNC Investment Corporation 1,351,715
28,486 Agree Realty Corporation 1,934,769
6,498 Alexandria Real Estate Equities,
Inc. 1,183,676
30,425 American Campus Communities,
Inc. 1,967,585
760 Apartment Income REIT
Corporation 37,369
4,824 AvalonBay Communities, Inc. 1,097,364
15,659 Camden Property Trust 2,456,741
979 CareTrust REIT, Inc. 15,870
27,523 CBRE Group, Inc.
b
2,285,510
238 Community Healthcare Trust, Inc. 8,763
36,179 CubeSmart 1,718,864
47,519 Cushman and Wakefield plc
b
850,590
6,044 Digital Realty Trust, Inc. 883,149
18,400 Duke Realty Corporation 1,007,400
617 EastGroup Properties, Inc. 115,687
24,488 EPR Properties 1,286,110
29,752 Essential Properties Realty Trust,
Inc. 714,048

Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (40.8%) Value
Real Estate (2.5%) - continued
1,182 Essex Property Trust, Inc. $ 389,197
2,562 Extra Space Storage, Inc. 486,780
523 Federal Realty Investment Trust 61,222
14,066 First Industrial Realty Trust, Inc. 815,828
5,753 FirstService Corporation 718,492
4,296 Four Corners Property Trust, Inc. 117,968
508 Getty Realty Corporation 13,670
2,079 Gladstone Commercial
Corporation 43,742
1,739 Gladstone Land Corporation 63,300
72,517 Healthcare Realty Trust, Inc. 1,963,760
85,030 Host Hotels & Resorts, Inc. 1,730,360
45,543 Independence Realty Trust, Inc. 1,241,502
536 Industrial Logistics Properties Trust 8,662
832 Innovative Industrial Properties,
Inc. 120,299
869 Jones Lang LaSalle, Inc.
b
190,076
14,016 Kilroy Realty Corporation 981,120
5,857 Life Storage, Inc. 775,994
3,018 Medical Properties Trust, Inc. 55,501
57,996 MGIC Investment Corporation 757,428
15,428 National Retail Properties, Inc. 676,364
82,953 National Storage Affiliates Trust 4,695,140
58,632 Necessity Retail REIT, Inc. 437,981
6,811 NetSTREIT Corporation 147,254
32,047 New Residential Investment
Corporation 333,289
8,238 NexPoint Residential Trust, Inc. 734,500
2,081 One Liberty Properties, Inc. 59,621
456 Orion Office REIT, Inc. 6,120
73,318 Pebblebrook Hotel Trust 1,790,426
531 PS Business Parks, Inc. 99,403
5,708 Public Storage, Inc. 2,120,522
13,016 Rayonier, Inc. REIT 562,291
996 RE/MAX Holdings, Inc. 23,366
4,565 Realty Income Corporation 316,628
39,671 Rexford Industrial Realty, Inc. 3,095,925
9,485 Sabra Health Care REIT, Inc. 110,785
4,104 SBA Communications Corporation 1,424,539
81,981 Service Properties Trust 665,686
5,384 Spirit Realty Capital, Inc. 233,935
17,148 UDR, Inc. 912,445
4,818 UMH Properties, Inc. 113,319
Total 48,009,650
Utilities (1.2%)
25,121 Alliant Energy Corporation 1,477,366
193 American States Water Company 15,181
2,355 Artesian Resources Corporation 109,507
1,517 Avista Corporation 61,545
31,184 CenterPoint Energy, Inc. 954,542
681 Consolidated Edison, Inc. 63,156
2,120 Consolidated Water Company,
Ltd. 23,066
22,776 Constellation Energy Corporation 1,348,567
18,257 Duke Energy Corporation 2,011,191
27,040 Entergy Corporation 3,213,704
714 Essential Utilities, Inc. 31,959
43,049 Exelon Corporation 2,013,832
144,062 NiSource, Inc. 4,195,085
13,725 NorthWestern Corporation 778,070
2,305 Pinnacle West Capital Corporation 164,116
14,806 Portland General Electric
Company 700,768
32,479 Sempra Energy 5,240,811
Shares Common Stock (40.8%) Value
Utilities (1.2%) - continued
17,658 Spire, Inc. $ 1,284,620
15,542 UGI Corporation 533,091
Total 24,220,177
Total Common Stock
(cost $694,981,749) 800,608,905
Principal
Amount Long-Term Fixed Income ( 2.8% ) Value
Collateralized Mortgage Obligations (<0.1%)
Sequoia Mortgage Trust
$ 30,661
2.837%,  9/20/2046, Ser.
2007-1, Class 4A1
c
22,964
Total 22,964
Mortgage-Backed Securities (1.1%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,500,000 2.000%,  5/1/2037
d
1,405,380
1,400,000 2.500%,  5/1/2037
d
1,339,570
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,590,516 2.000%,  3/1/2051 1,407,942
5,200,000 2.000%,  5/1/2052
d
4,586,766
5,350,000 2.500%,  5/1/2052
d
4,880,378
983,700 2.500%,  12/1/2051 899,513
4,600,000 3.000%,  5/1/2049
d
4,337,304
2,090,000 3.500%,  5/1/2049
d
2,026,810
900,000 4.000%,  5/1/2049
d
894,867
Total 21,778,530
U.S. Government & Agencies (1.7%)
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,470,156
1,490,000 2.250%,  11/15/2027 1,435,755
4,500,000 2.875%,  5/15/2028 4,475,391
190,000 5.250%,  11/15/2028 215,702
125,000 0.875%,  11/15/2030 105,918
70,000 1.375%,  11/15/2031 61,130
3,240,000 1.375%,  11/15/2040 2,424,684
2,291,000 2.500%,  5/15/2046 2,031,115
U.S. Treasury Notes
9,000,000 0.125%,  12/31/2022 8,903,320
960,000 2.250%,  11/15/2024 945,488
1,930,000 2.125%,  11/30/2024 1,894,189
540,000 2.625%,  1/31/2026 533,798
8,570,000 2.500%,  2/28/2026 8,430,403
200,000 0.750%,  1/31/2028 176,617
Total 33,103,666
Total Long-Term Fixed Income
(cost $57,480,679) 54,905,160
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
16,265,603 Thrivent Cash Management Trust 16,265,603
Total Collateral Held for
Securities Loaned
(cost $16,265,603) 16,265,603

Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 16.3% ) Value
Federal Home Loan Bank Discount
Notes
3,700,000 0.235%, 5/4/2022
e,f
$ 3,699,902
100,000 0.220%, 5/17/2022
e,f
99,980
4,700,000 0.344%, 5/18/2022
e,f
4,699,000
200,000 0.315%, 5/24/2022
e,f
199,941
7,800,000 0.330%, 5/25/2022
e,f
7,797,614
1,700,000 0.380%, 6/3/2022
e,f
1,698,913
1,000,000 0.300%, 6/8/2022
e,f
999,263
1,000,000 0.730%, 7/8/2022
e,f
998,334
1,700,000 0.659%, 7/19/2022
e,f
1,696,703
100,000 0.840%, 7/22/2022
e,f
99,799
Thrivent Core Short-Term Reserve
Fund
29,693,757 0.830% 296,937,565
U.S. Treasury Bills
1,000,000 0.733%, 7/21/2022
e,g
998,168
Total Short-Term Investments
(cost $319,854,899) 319,925,182
Total Investments (cost
$1,722,868,104) 102.3% $2,005,730,023
Other Assets and Liabilities, Net
(2.3%) (44,561,115)
Total Net Assets 100.0% $1,961,168,908
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes variable rate securities. The rate shown is as of
April 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
g At April 29, 2022, $294,460 of investments were segregated to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of April 29, 2022:
Securities Lending Transactions
Common Stock $ 15,291,265
Total lending $15,291,265
Gross amount payable upon return of
collateral for securities loaned $16,265,603
Net amounts due to counterparty $974,338
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 353,297,742
Gross unrealized depreciation (78,946,216)
Net unrealized appreciation (depreciation) $ 274,351,526
Cost for federal income tax purposes $ 1,729,323,023

Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 34,836,033 34,836,033 – –
Consumer Discretionary 90,057,787 90,057,787 – –
Consumer Staples 34,035,604 34,035,604 – –
Energy 33,283,606 33,283,606 – –
Financials 116,558,398 114,735,497 1,822,901 –
Health Care 101,362,395 101,362,395 – –
Industrials 135,974,804 134,595,371 1,379,433 –
Information Technology 142,625,071 139,894,681 2,730,390 –
Materials 39,645,380 38,589,435 1,055,945 –
Real Estate 48,009,650 48,009,650 – –
Utilities 24,220,177 24,220,177 – –
Registered Investment Companies
Unaffiliated 17,830,881 17,830,881 – –
Affiliated 620,603,362 615,018,774 5,584,588 –
Long-Term Fixed Income
Collateralized Mortgage Obligations 22,964 – 22,964 –
Mortgage-Backed Securities 21,778,530 – 21,778,530 –
U.S. Government & Agencies 33,103,666 – 33,103,666 –
Short-Term Investments 22,987,617 – 22,987,617 –
Subtotal Investments in Securities $1,516,935,925 $1,426,469,891 $90,466,034 $–
Other Investments  * Total
Affiliated Short-Term Investments 296,937,565
Affiliated Registered Investment Companies 175,590,930
Collateral Held for Securities Loaned 16,265,603
Subtotal Other Investments $488,794,098
Total Investments at Value $2,005,730,023
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 9,995,383 9,995,383 – –
Total Asset Derivatives $9,995,383 $9,995,383 $– $–
Liability Derivatives
Futures Contracts 12,050,857 12,050,857 – –
Total Liability Derivatives $12,050,857 $12,050,857 $– $–

Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Fund's futures contracts held as of April 29, 2022. Investments and/or cash totaling
$22,394,149 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 79 June 2022 $ 9,980,087 ( $ 566,744)
CME E-mini Russell 2000 Index 18 June 2022 1,808,283 (133,113)
CME E-mini S&P 500 Index 1,564 June 2022 332,239,438 (9,468,938)
CME E-mini S&P Mid-Cap 400 Index 17 June 2022 4,402,558 (160,888)
CME Ultra Long Term U.S. Treasury Bond 15 June 2022 2,764,269 (357,706)
ICE mini MSCI EAFE Index 868 June 2022 87,826,896 (1,174,456)
ICE US mini MSCI Emerging Markets Index 237 June 2022 12,719,202 (189,012)
Total Futures Long Contracts $ 451,740,733 ( $ 12,050,857)
CBOT 2-Yr. U.S. Treasury Note (20) June 2022 ( $ 4,290,720) $ 74,470
CBOT 5-Yr. U.S. Treasury Note (72) June 2022 (8,462,061) 349,686
CBOT U.S. Long Bond (4) June 2022 (604,817) 42,067
CME E-mini Russell 2000 Index (533) June 2022 (53,410,905) 3,807,260
CME E-mini S&P Mid-Cap 400 Index (616) June 2022 (159,278,314) 5,580,154
Ultra 10-Yr. U.S. Treasury Note (13) June 2022 (1,818,746) 141,746
Total Futures Short Contracts ( $ 227,865,563) $9,995,383
Total Futures Contracts $ 223,875,170 ($2,055,474)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2022, for Aggressive Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 9,387,414
Total Equity Contracts 9,387,414
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 607,969
Total Interest Rate Contracts 607,969
Total Asset Derivatives $9,995,383
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 11,126,407
Total Equity Contracts 11,126,407
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 924,450
Total Interest Rate Contracts 924,450
Total Liability Derivatives $12,050,857
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2022, for
Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 24,063
Futures Net realized gains/(losses) on Futures contracts (42,934)
Total Interest Rate Contracts (18,871)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (20,657,242)
Total Equity Contracts (20,657,242)
Total ($20,676,113)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2022, for Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (319,966)
Total Equity Contracts (319,966)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (6,944)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (293,180)
Total Interest Rate Contracts (300,124)
Total ($620,090)
The following table presents Aggressive Allocation Fund's average volume of derivative activity during the period ended April 29, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $500,869,021
Futures - Short (267,186,274)
Interest Rate Contracts
Futures - Long 12,079,160
Futures - Short (15,917,934)
Options Written (1,230,075)

Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $53,722 $4,739 $– $45,988 4,977 2.3%
Core International Equity 61,763 2,860 – 53,547 5,690 2.7
Core Low Volatility Equity 78,641 11,797 – 76,056 6,148 3.9
Core Small Cap Value — 5,850 – 5,585 598 0.3
Global Stock, Class S 55,662 7,167 – 48,436 1,930 2.5
High Yield, Class S 7,278 168 – 6,814 1,596 0.4
Income, Class S 5,089 156 – 4,474 536 0.2
International Allocation, Class S 158,471 14,068 – 137,380 14,236 7.0
Large Cap Growth, Class S 190,685 10,719 – 148,240 9,370 7.6
Large Cap Value, Class S 102,680 7,704 – 100,010 3,697 5.1
Limited Maturity Bond, Class S 7,537 60 – 7,262 601 0.4
Mid Cap Stock, Class S 127,717 12,584 – 112,119 3,407 5.7
Small Cap Stock, Class S 54,275 5,582 – 50,285 1,691 2.6
Total Affiliated Registered Investment
Companies 903,520 796,196 40.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% 257,301 309,530 269,893 296,938 29,694 15.1
Total Affiliated Short-Term Investments 257,301 296,938 15.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   12,677 205,255 201,666 16,266 16,266 0.8
Total Collateral Held for Securities Loaned 12,677 16,266 0.8
Total Value $1,173,498 $1,109,400
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $(12,473) $3,576 $1,164
Core International Equity – (11,076) – 2,860
Core Low Volatility Equity Fund – (14,382) 10,680 1,117
Core Small Cap Value – (265) – –
Global Stock, Class S – (14,393) 6,554 611
High Yield, Class S – (632) – 167
Income, Class S – (771) 83 72
International Allocation, Class S – (35,159) 10,453 3,615
Large Cap Growth, Class S – (53,164) 10,719 –
Large Cap Value, Class S – (10,374) 6,416 1,289
Limited Maturity Bond, Class S – (335) 4 56
Mid Cap Stock, Class S – (28,182) 12,466 118
Small Cap Stock, Class S – (9,572) 5,286 296
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% – – – 487
Total Income/Non Income Cash from Affiliated Investments $11,852
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 7 28
Total Affiliated Income from Securities Loaned, Net $28
Total $– $(190,778) $66,244

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 8.8% )
a
Value
Basic Materials (0.7%)
Flexsys Holdings, Inc., Term Loan
$ 435,000
6.000%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 430,106
Innophos Holdings, Inc., Term
Loan
308,700
4.514%,  (LIBOR 1M +
3.750%), 2/7/2027
b
306,866
Mauser Packaging Solutions
Holding Company, Term Loan
447,266
3.705%,  (LIBOR 1M +
3.250%), 4/3/2024
b
437,985
Momentive Performance Materials
USA, LLC, Term Loan
291,750
4.020%,  (LIBOR 1M +
3.250%), 5/15/2024
b
289,381
Nouryon USA, LLC, Term Loan
609,876
4.006%,  (LIBOR 3M +
3.000%), 10/1/2025
b
600,472
Pixelle Specialty Solutions, LLC,
Term Loan
551,619
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
545,689
Venator Finance SARL, Term Loan
375,090
3.764%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
350,710
Total 2,961,209
Capital Goods (1.9%)
Bingo Industries, Ltd., Term Loan
159,200
4.496%,  (LIBOR 3M +
3.500%), 8/9/2028
b
155,817
BW Holding, Inc., Delayed Draw
74,982
5.239%,  (LIBOR 3M +
3.000%), 12/14/2028
b,d,e
73,108
BW Holding, Inc., Term Loan
464,288
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
452,680
CP Atlas Buyer, Inc., Term Loan
103,964
4.514%,  (LIBOR 1M +
3.750%), 11/23/2027
b
97,537
Foley Products Company, LLC,
Term Loan
390,000
5.250%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
384,150
Gemini HDPE, LLC, Term Loan
449,786
4.239%,  (LIBOR 3M +
3.000%), 12/31/2027
b
447,348
GFL Environmental, Inc., Term
Loan
444,375
4.239%,  (LIBOR 3M +
3.000%), 5/31/2025
b
443,126
Grinding Media, Inc., Term Loan
442,775
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
432,813
Groupe Solmax, Inc., Term Loan
414,450
5.500%,  (LIBOR 3M +
4.750%), 5/27/2028
b
403,052
HRNI Holdings, LLC, Term Loan
221,325
5.014%,  (LIBOR 1M +
4.250%), 12/10/2028
b
219,481
Principal
Amount Bank Loans (8.8%)
a
Value
Capital Goods (1.9%) - continued
Hyperion Materials &
Technologies, Inc., Term Loan
$ 261,844
5.008%,  (LIBOR 3M +
4.500%), 8/30/2028
b
$ 259,356
LABL, Inc., Term Loan
112,219
5.764%,  (LIBOR 1M +
5.000%), 10/29/2028
b
110,045
LRS Holdings, LLC, Term Loan
226,432
5.014%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
224,168
LTR Intermediate Holdings, Inc.,
Term Loan
242,392
5.506%,  (LIBOR 3M +
4.500%), 5/7/2028
b
239,564
Natgasoline, LLC, Term Loan
377,325
4.313%,  (LIBOR 1M +
3.500%), 11/14/2025
b
372,137
Novae, LLC, Delayed Draw
130,000
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
127,888
Novae, LLC, Term Loan
455,000
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
447,606
Pactiv Evergreen Group Holdings,
Inc., Term Loan
399,938
4.014%,  (LIBOR 1M +
3.250%), 2/5/2026
b
388,439
Quikrete Holdings Inc., Term Loan
260,000
3.764%,  (LIBOR 1M +
3.000%), 6/11/2028
b
252,923
RLG Holdings, LLC, Term Loan
237,506
5.014%,  (LIBOR 1M +
4.250%), 7/8/2028
b
232,386
Smyrna Ready Mix Concrete, LLC,
Term Loan
395,000
5.050%,  (TSFR1M +
4.250%), 4/1/2029
b,c
389,075
TransDigm, Inc., Term Loan
1,094,800
3.014%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,072,904
TricorBraun Holdings, Inc., Term
Loan
258,128
4.014%,  (LIBOR 1M +
3.250%), 3/3/2028
b
252,356
Trident TPI Holdings, Inc., Delayed
Draw
32,416
4.479%,  (LIBOR 1M +
4.000%), 9/17/2028
b,d,e
31,984
Trident TPI Holdings, Inc., Term
Loan
228,850
4.764%,  (LIBOR 1M +
4.000%), 9/17/2028
b
225,800
Venga Finance SARL, Term Loan
226,000
0.000%,  (LIBOR 1M +
4.750%), 12/3/2028
b,d,e
219,220
Waterlogic USA Holdings, Inc.,
Term Loan
238,800
5.756%,  (LIBOR 3M +
4.750%), 8/12/2028
b
237,804
Total 8,192,767

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (8.8%)
a
Value
Communications Services (1.5%)
Altice France SA, Term Loan
$ 270,750
3.989%,  (LIBOR 3M +
2.750%), 7/31/2025
b
$ 265,449
Audacy Capital Corporation, Term
Loan
392,069
3.249%,  (LIBOR 1M +
2.500%), 11/17/2024
b
383,005
Cablevision Lightpath, LLC, Term
Loan
467,875
3.804%,  (LIBOR 1M +
3.250%), 12/1/2027
b
463,196
CommScope, Inc., Term Loan
809,250
4.014%,  (LIBOR 1M +
3.250%), 4/4/2026
b
777,082
DIRECTV Financing, LLC, Term
Loan
467,950
5.764%,  (LIBOR 1M +
5.000%), 8/2/2027
b
465,563
E.W. Scripps Company, Term Loan
166,250
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
165,419
iHeartCommunications, Inc., Term
Loan
324,602
3.764%,  (LIBOR 1M +
3.000%), 5/1/2026
b
321,580
Metronet Systems Holdings, LLC,
Term Loan
421,592
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
417,376
NEP Group, Inc., Term Loan
628,875
4.014%,  (LIBOR 1M +
3.250%), 10/20/2025
b
616,492
110,000
7.764%,  (LIBOR 1M +
7.000%), 10/19/2026
b
105,577
Nexstar Media, Inc., Term Loan
700,525
2.955%,  (LIBOR 1M +
2.500%), 9/19/2026
b
693,632
ORBCOMM, Inc., Term Loan
233,825
5.014%,  (LIBOR 1M +
4.250%), 9/1/2028
b
231,487
Sharp Midco, LLC, Term Loan
94,000
5.006%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
92,825
Terrier Media Buyer, Inc., Term
Loan
265,957
4.264%,  (LIBOR 1M +
3.500%), 12/17/2026
b
261,872
Univision Communications, Inc.,
Term Loan
215,000
4.014%,  (LIBOR 1M +
3.250%), 1/31/2029
b
212,044
Voyage Australia, Pty. Ltd., Term
Loan
223,875
4.563%,  (LIBOR 3M +
3.500%), 7/20/2028
b
222,570
Xplornet Communications, Inc.,
Term Loan
233,825
4.764%,  (LIBOR 1M +
4.000%), 10/1/2028
b
229,733
205,000
7.764%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
202,437
Principal
Amount Bank Loans (8.8%)
a
Value
Communications Services (1.5%) - continued
Zacapa SARL, Term Loan
$ 134,000
4.766%,  (SOFRRATE +
4.250%), 2/10/2029
b
$ 132,884
Zayo Group Holdings, Inc., Term
Loan
396,401
3.764%,  (LIBOR 1M +
3.000%), 3/9/2027
b
375,515
Total 6,635,738
Consumer Cyclical (1.2%)
ACProducts Holdings, Inc., Term
Loan
570,688
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b,c
473,671
AI Aqua Merger Sub, Inc., Term
Loan
264,375
4.250%,  (LIBOR 1M +
3.750%), 7/30/2028
b
260,134
Allen Media, LLC, Term Loan
208,408
5.500%,  (LIBOR 3M +
5.500%), 2/10/2027
b
206,272
American Trailer World
Corporation, Term Loan
363,759
4.250%,  (LIBOR 1M +
3.500%), 3/5/2028
b
338,361
Caesars Resort Collection, LLC,
Term Loan
193,526
4.264%,  (LIBOR 1M +
3.500%), 7/20/2025
b
192,692
Carnival Corporation, Term Loan
212,834
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
209,147
Cengage Learning, Inc., Term
Loan
427,850
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
420,363
Golden Entertainment, Inc., Term
Loan
764,694
3.770%,  (LIBOR 1M +
3.000%), 10/20/2024
b
761,352
Great Canadian Gaming
Corporation, Term Loan
145,000
4.934%,  (LIBOR 3M +
4.000%), 11/1/2026
b
144,384
Michaels Companies, Inc., Term
Loan
466,475
5.256%,  (LIBOR 3M +
4.250%), 4/15/2028
b
424,348
PetSmart, LLC, Term Loan
253,087
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
250,430
Secure Acquisition, Inc., Delayed
Draw
36,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,d,e
35,190
Secure Acquisition, Inc., Term
Loan
246,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b
240,465
Staples, Inc., Term Loan
173,626
4.817%,  (LIBOR 3M +
4.500%), 9/12/2024
b
170,551

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (8.8%)
a
Value
Consumer Cyclical (1.2%) - continued
$ 287,772
5.317%,  (LIBOR 3M +
5.000%), 4/12/2026
b
$ 275,412
Tenneco, Inc., Term Loan
231,412
3.764%,  (LIBOR 1M +
3.000%), 10/1/2025
b
228,133
Voyage Digital NZ/US, Term Loan
390,000
0.000%,  (SOFRRATE +
4.500%), 3/3/2029
b,c,d,e
384,150
Total 5,015,055
Consumer Non-Cyclical (1.6%)
Adient US, LLC, Term Loan
124,062
4.014%,  (LIBOR 1M +
3.250%), 4/8/2028
b
123,003
Alltech, Inc., Term Loan
213,465
4.764%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
209,729
Bausch Health Americas, Inc.,
Term Loan
588,791
3.764%,  (LIBOR 1M +
3.000%), 6/1/2025
b
585,234
Bausch Health Companies, Inc.,
Term Loan
609,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
588,446
Blue Ribbon, LLC, Term Loan
287,625
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
280,794
Chobani, LLC, Term Loan
241,325
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
236,257
City Brewing Company, LLC, Term
Loan
569,915
4.469%,  (LIBOR 3M +
3.500%), 4/5/2028
b,d,e
531,918
CNT Holdings I Corporation, Term
Loan
311,850
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
308,148
90,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
89,475
Del Monte Foods, Inc., Term Loan
146,000
0.000%,  (SOFRRATE +
4.250%), 2/15/2029
b,d,e
144,450
Endo Luxembourg Finance
Company I SARL, Term Loan
163,350
5.813%,  (LIBOR 1M +
5.000%), 3/25/2028
b
151,140
Gainwell Acquisition Corporation,
Term Loan
425,689
5.006%,  (LIBOR 3M +
4.000%), 10/1/2027
b
423,829
Global Medical Response, Inc.,
Term Loan
1,134,257
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
1,124,094
Herens US Holdco Corporation,
Term Loan
397,005
5.006%,  (LIBOR 3M +
4.000%), 7/2/2028
b
384,742
Mamba Purchaser, Inc., Term Loan
40,000
7.094%,  (LIBOR 1M +
6.500%), 10/14/2029
b
39,800
Principal
Amount Bank Loans (8.8%)
a
Value
Consumer Non-Cyclical (1.6%) - continued
Packaging Coordinators Midco,
Inc., Term Loan
$ 225,859
4.756%,  (LIBOR 3M +
3.750%), 11/30/2027
b
$ 224,448
Precision Medicine Group, LLC,
Delayed Draw
53,654
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
52,715
Precision Medicine Group, LLC,
Term Loan
406,204
4.006%,  (LIBOR 3M +
3.000%), 11/20/2027
b
399,096
Prime Security Services Borrower,
LLC, Term Loan
1,212,750
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,197,251
Total 7,094,569
Energy (0.1%)
GIP II Blue Holding, LP, Term Loan
329,931
5.506%,  (LIBOR 3M +
4.500%), 9/29/2028
b
328,625
Total 328,625
Financials (0.3%)
Asurion, LLC, Term Loan
148,125
4.014%,  (LIBOR 1M +
3.250%), 12/23/2026
b
144,669
225,000
6.014%,  (LIBOR 1M +
5.250%), 2/3/2028
b
218,039
285,000
6.014%,  (LIBOR 1M +
5.250%), 1/15/2029
b
276,165
Digicel International Finance, Ltd.,
Term Loan
321,633
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
305,651
Rinchem Company, Inc., Term
Loan
97,000
5.000%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
96,151
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
146,000
7.500%,  (SOFRRATE +
7.000%), 1/28/2030
b
142,350
Tiger Acquisition, LLC, Term Loan
143,912
3.758%,  (LIBOR 3M +
3.250%), 6/1/2028
b
137,719
Total 1,320,744
Technology (0.7%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
533,173
4.738%,  (LIBOR 1M +
3.500%), 8/21/2026
b
519,678
Crown Subsea Communications
Holding, Inc., Term Loan
340,582
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
339,022
Gogo Intermediate Holdings, LLC,
Term Loan
367,225
4.989%,  (LIBOR 3M +
3.750%), 4/30/2028
b
363,369

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (8.8%)
a
Value
Technology (0.7%) - continued
Gridiron Fiber Corporation, Term
Loan
$ 253,000
5.506%,  (LIBOR 3M +
4.500%), 10/4/2028
b,d,e
$ 247,386
Lummus Technology Holdings V,
LLC, Term Loan
268,544
4.264%,  (LIBOR 1M +
3.500%), 6/30/2027
b
258,206
Rackspace Technology Global,
Inc., Term Loan
480,150
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
468,348
Redstone Holdco 2 LP, Term Loan
231,919
5.934%,  (LIBOR 3M +
4.750%), 4/27/2028
b
222,424
132,903
8.975%,  (LIBOR 3M +
7.750%), 8/6/2029
b
121,744
SS&C Technologies, Inc., Term
Loan
56,852
2.514%,  (LIBOR 1M +
1.750%), 4/16/2025
b
55,980
54,049
2.514%,  (LIBOR 1M +
1.750%), 4/16/2025
b
53,220
Zayo Group Holdings, LLC, Term
Loan
400,000
0.000%,  (TSFR1M +
4.250%), 3/9/2027
b,d,e
390,000
Total 3,039,377
Transportation (0.4%)
AAdvantage Loyalty IP, Ltd., Term
Loan
590,000
5.813%,  (LIBOR 3M +
4.750%), 4/20/2028
b
599,995
Air Canada, Term Loan
150,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
148,312
Hertz Corporation, Term Loan
114,138
4.014%,  (LIBOR 1M +
3.250%), 6/30/2028
b
113,582
21,673
4.014%,  (LIBOR 1M +
3.250%), 6/30/2028
b
21,567
SkyMiles IP, Ltd., Term Loan
630,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
650,210
United Airlines, Inc., Term Loan
242,550
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
240,263
Total 1,773,929
Utilities (0.4%)
Advanced Drainage Systems, Inc.,
Term Loan
60,209
2.750%,  (LIBOR 1M +
2.250%), 9/24/2026
b
60,058
Constellation Renewables, LLC,
Term Loan
130,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
129,386
CQP Holdco, LP, Term Loan
516,100
4.756%,  (LIBOR 3M +
3.750%), 6/4/2028
b
514,165
Principal
Amount Bank Loans (8.8%)
a
Value
Utilities (0.4%) - continued
EnergySolutions, LLC, Term Loan
$ 274,329
4.756%,  (LIBOR 3M +
3.750%), 5/11/2025
b,c
$ 270,214
Freeport LNG Investments, LLP,
Term Loan
421,397
4.563%,  (LIBOR 3M +
3.500%), 12/21/2028
b
418,695
GIP III Stetson I, LP, Term Loan
253,000
0.000%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
246,252
Osmose Utilities Services, Inc.,
Term Loan
94,525
4.014%,  (LIBOR 1M +
3.250%), 6/22/2028
b
93,049
PG&E Corporation, Term Loan
209,855
3.813%,  (LIBOR 1M +
3.000%), 6/23/2025
b
206,840
Total 1,938,659
Total Bank Loans
(cost $38,820,612) 38,300,672
Principal
Amount Long-Term Fixed Income ( 36.4% ) Value
Asset-Backed Securities (2.5%)
510 Asset Backed Trust
200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
186,437
421,507
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
396,866
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
184,538
Anchorage Capital CLO 21, Ltd.
250,000
3.463%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
245,200
Ares XL CLO, Ltd.
250,000
3.844%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
242,501
Babson CLO, Ltd.
300,000
3.963%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
292,667
Bardot CLO, Ltd.
450,000
3.036%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,f
443,013
Barings CLO, Ltd.
400,000
4.213%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
395,375
CarVal CLO, Ltd.
300,000
4.373%,  (TSFR3M +
3.700%), 4/15/2034, Ser.
2022-1A, Class D
*,b,e
300,000
College Ave Student Loans, LLC
102,849
2.318%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
*,b
103,884

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Asset-Backed Securities (2.5%) - continued
Colony American Finance, Ltd.
$ 350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
$ 325,800
Conn's Receivables Funding
2,345
1.710%,  6/16/2025, Ser.
2020-A, Class A
f
2,343
Dewolf Park CLO, Ltd.
350,000
3.894%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
343,683
Foundation Finance Trust
15,431
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
15,476
Galaxy XIX CLO, Ltd.
250,000
3.034%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
243,082
Goldentree Loan Management US
CLO 8, Ltd.
300,000
3.063%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,f
292,989
Harley Marine Financing, LLC
372,714
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
371,633
Home RE, Ltd.
325,000
3.775%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
324,997
Longfellow Place CLO, Ltd.
325,000
3.344%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
321,047
Madison Park Funding XXI, Ltd.
275,000
3.244%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
269,483
Mountain View CLO, Ltd.
400,000
3.394%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
389,946
Neuberger Berman CLO, Ltd.
350,000
4.044%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
340,394
OCP CLO, Ltd.
250,000
3.044%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
244,157
OZLM IX, Ltd.
400,000
2.613%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
396,147
OZLM VIII, Ltd.
300,000
2.694%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
b,f
297,114
Palmer Square Loan Funding, Ltd.
300,000
3.313%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,f
300,406
Principal
Amount Long-Term Fixed Income (36.4%) Value
Asset-Backed Securities (2.5%) - continued
Progress Residential Trust
$ 550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
$ 525,187
ROC Securities Trust Series
225,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
213,495
Sculptor CLO, Ltd.
250,000
3.463%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
242,798
Sound Point CLO XXI, Ltd.
700,000
2.664%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
692,870
Stratus CLO, Ltd.
425,000
3.563%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
411,868
TCI-Flatiron CLO, Ltd.
500,000
2.946%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
497,354
THL Credit Wind River CLO, Ltd.
350,000
3.894%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,f
348,720
Whitebox CLO III, Ltd.
300,000
3.244%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
288,172
Wind River CLO, Ltd.
175,000
3.063%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
171,903
Total 10,661,545
Basic Materials (0.5%)
Alcoa Nederland Holding BV
80,000 5.500%,  12/15/2027
f
79,600
Anglo American Capital plc
57,000 3.875%,  3/16/2029
f
54,027
Chemours Company
60,000 5.750%,  11/15/2028
f
56,250
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 49,750
30,000 4.625%,  3/1/2029
f
28,119
30,000 4.875%,  3/1/2031
f
27,750
Consolidated Energy Finance SA
104,000 5.625%,  10/15/2028
f
96,200
Ecolab, Inc.
51,000 2.125%,  2/1/2032 43,742
EverArc Escrow Sarl
34,000 5.000%,  10/30/2029
f
29,812
First Quantum Minerals, Ltd.
115,000 6.875%,  10/15/2027
f
115,575
Freeport-McMoRan, Inc.
80,000 4.125%,  3/1/2028 77,355
118,000 4.625%,  8/1/2030 113,986
Glencore Funding, LLC
57,000 4.000%,  3/27/2027
f
55,857

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Basic Materials (0.5%) - continued
Hecla Mining Company
$ 30,000 7.250%,  2/15/2028 $ 30,300
Hudbay Minerals, Inc.
60,000 4.500%,  4/1/2026
f
55,473
Ingevity Corporation
90,000 3.875%,  11/1/2028
f
80,550
LYB International Finance III, LLC
52,000 1.250%,  10/1/2025 47,672
Mauser Packaging Solutions
Holding Company
50,000 5.500%,  4/15/2024
f
48,812
60,000 7.250%,  4/15/2025
f
56,850
Mercer International, Inc.
50,000 5.125%,  2/1/2029 46,445
Methanex Corporation
75,000 4.250%,  12/1/2024 73,814
Mosaic Company
14,000 3.250%,  11/15/2022 14,054
86,000 4.050%,  11/15/2027 85,285
Novelis Corporation
25,000 3.250%,  11/15/2026
f
22,811
30,000 4.750%,  1/30/2030
f
27,592
25,000 3.875%,  8/15/2031
f
21,437
Nutrien, Ltd.
77,000 4.000%,  12/15/2026 77,629
OCI NV
50,000 4.625%,  10/15/2025
f
50,188
Olin Corporation
100,000 5.125%,  9/15/2027 99,070
5,000 5.625%,  8/1/2029 4,924
SCIL USA Holdings, LLC
52,000 5.375%,  11/1/2026
f
47,450
SPCM SA
65,000 3.375%,  3/15/2030
f
55,088
SunCoke Energy, Inc.
67,000 4.875%,  6/30/2029
f
60,069
Syngenta Finance NV
76,000 5.182%,  4/24/2028
f
76,185
Taseko Mines, Ltd.
47,000 7.000%,  2/15/2026
f
46,648
Unifrax Escrow Issuer Corporation
57,000 5.250%,  9/30/2028
f
50,242
United States Steel Corporation
102,000 6.875%,  3/1/2029
h
103,768
Westlake Corporation
37,000 3.600%,  8/15/2026 36,530
Total 2,146,909
Capital Goods (0.9%)
AECOM
105,000 5.125%,  3/15/2027 103,819
Amsted Industries, Inc.
65,000 5.625%,  7/1/2027
f
64,512
5,000 4.625%,  5/15/2030
f
4,600
ARD Finance SA
21,000 6.500%,  6/30/2027
f
17,640
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
70,000 5.250%,  8/15/2027
f
60,112
24,000 5.250%,  8/15/2027
f
20,610
Principal
Amount Long-Term Fixed Income (36.4%) Value
Capital Goods (0.9%) - continued
Boeing Company
$ 29,000 1.950%,  2/1/2024 $ 28,166
66,000 4.875%,  5/1/2025 66,825
43,000 2.196%,  2/4/2026 39,220
56,000 3.250%,  3/1/2028 50,761
84,000 5.150%,  5/1/2030 83,336
Bombardier, Inc.
64,000 7.125%,  6/15/2026
f
58,880
60,000 7.875%,  4/15/2027
f
55,894
55,000 6.000%,  2/15/2028
f
47,575
Brand Industrial Services, Inc.
30,000 8.500%,  7/15/2025
f
26,775
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
f
32,375
Carrier Global Corporation
76,000 2.722%,  2/15/2030 66,874
Caterpillar Financial Services
Corporation
30,000 1.450%,  5/15/2025 28,414
Chart Industries, Inc., Convertible
43,000 1.000%,  11/15/2024
f
124,433
Clydesdale Acquisition Holdings,
Inc.
9,000 6.625%,  4/15/2029
f
8,978
18,000 8.750%,  4/15/2030
f
16,451
CNH Industrial Capital, LLC
17,000 1.950%,  7/2/2023 16,735
Cornerstone Building Brands, Inc.
80,000 6.125%,  1/15/2029
f
66,564
Covanta Holding Corporation
30,000 5.000%,  9/1/2030 27,075
Covert Mergeco, Inc.
48,000 4.875%,  12/1/2029
f
43,670
CP Atlas Buyer, Inc.
50,000 7.000%,  12/1/2028
f
41,750
General Electric Company
48,000
4.156%,  (LIBOR 3M +
3.330%), 6/15/2022
b,i
45,354
GFL Environmental, Inc.
49,000 4.000%,  8/1/2028
f
43,120
94,000 3.500%,  9/1/2028
f
83,660
H&E Equipment Services, Inc.
106,000 3.875%,  12/15/2028
f
92,331
Howard Midstream Energy
Partners, LLC
65,000 6.750%,  1/15/2027
f
62,976
Howmet Aerospace, Inc.
65,000 6.875%,  5/1/2025 68,736
110,000 3.000%,  1/15/2029 95,992
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 54,929
JELD-WEN, Inc.
70,000 4.625%,  12/15/2025
f
65,975
10,000 4.875%,  12/15/2027
f
9,068
John Deere Capital Corporation
81,000 2.800%,  7/18/2029 76,135
KBR, Inc., Convertible
172,000 2.500%,  11/1/2023 338,410
Meritage Homes Corporation
56,000 3.875%,  4/15/2029
f
50,106

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Capital Goods (0.9%) - continued
Meritor, Inc.
$ 45,000 4.500%,  12/15/2028
f
$ 44,944
MIWD Holdco II, LLC
70,000 5.500%,  2/1/2030
f
60,550
Nesco Holdings II, Inc.
40,000 5.500%,  4/15/2029
f
37,693
New Enterprise Stone and Lime
Company, Inc.
80,000 5.250%,  7/15/2028
f
73,123
OI European Group BV
81,000 4.750%,  2/15/2030
f
71,280
Otis Worldwide Corporation
64,000 2.056%,  4/5/2025 60,904
Owens-Brockway Glass Container,
Inc.
50,000 5.875%,  8/15/2023
f
50,697
Pactiv Evergreen Group
50,000 4.375%,  10/15/2028
f
44,125
Parker-Hannifin Corporation
64,000 2.700%,  6/14/2024 63,102
Patrick Industries, Inc., Convertible
70,000 1.000%,  2/1/2023 70,665
PGT Innovations, Inc.
65,000 4.375%,  10/1/2029
f
57,033
Raytheon Technologies
Corporation
89,000 4.125%,  11/16/2028 89,062
Republic Services, Inc.
37,000 3.950%,  5/15/2028 36,907
Siemens
Financieringsmaatschappij NV
56,000 1.700%,  3/11/2028
f
49,869
SRM Escrow Issuer, LLC
100,000 6.000%,  11/1/2028
f
96,000
Standard Industries, Inc.
60,000 4.375%,  7/15/2030
f
50,031
Sunpower Corporation,
Convertible
55,000 4.000%,  1/15/2023 57,750
Textron, Inc.
56,000 3.650%,  3/15/2027 55,014
Titan Acquisition, Ltd.
30,000 7.750%,  4/15/2026
f
28,950
TransDigm, Inc.
40,000 6.250%,  3/15/2026
f
39,800
200,000 5.500%,  11/15/2027 183,398
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 68,114
50,000 4.000%,  7/15/2030 44,750
Victors Merger Corporation
39,000 6.375%,  5/15/2029
f
23,400
Waste Connections, Inc.
20,000 3.200%,  6/1/2032 18,176
Waste Pro USA, Inc.
30,000 5.500%,  2/15/2026
f
26,688
WESCO Distribution, Inc.
90,000 7.250%,  6/15/2028
f
92,925
Total 3,883,786
Principal
Amount Long-Term Fixed Income (36.4%) Value
Collateralized Mortgage Obligations (1.9%)
Banc of America Alternative Loan
Trust
$ 131,422
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 $ 121,864
Banc of America Mortgage
Securities Trust
86,973
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
84,982
31,683
2.771%,  9/25/2035, Ser.
2005-H, Class 2A1
b
30,087
Business Jet Securities, LLC
60,506
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
57,725
CHL Mortgage Pass-Through Trust
54,589
2.472%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
55,625
217,390
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 140,431
CHNGE Mortgage Trust
271,359
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
264,340
CIM Trust
101,989
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,f
102,021
Citigroup Mortgage Loan Trust,
Inc.
196,407
2.916%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
191,211
Countrywide Home Loan
Mortgage Pass Through Trust
98,515
2.485%,  11/25/2035, Ser.
2005-22, Class 2A1
b
91,887
Credit Suisse Mortgage Trust
241,841
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
227,324
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
155,266
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 146,960
Eagle Re, Ltd.
360,939
2.468%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,f
358,689
Federal Home Loan Mortgage
Corporation
477,558
3.500%,  8/15/2035, Ser.
345, Class C8
j
54,472
Federal Home Loan Mortgage
Corporation - REMIC
334,669
3.000%,  5/15/2027, Ser.
4046, Class GI
j
15,368
378,791
3.500%,  10/15/2032, Ser.
4119, Class KI
j
43,401
474,974
3.000%,  4/15/2033, Ser.
4203, Class DI
j
31,265
Federal National Mortgage
Association - REMIC
424,973
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
19,900
377,316
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
15,827
560,990
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
22,456

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Collateralized Mortgage Obligations (1.9%) -
continued
$ 954,495
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
$ 52,771
514,648
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
23,367
284,167
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
13,498
666,758
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
30,507
947,646
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
42,736
403,682
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
20,727
402,275
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
16,937
357,308
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
34,980
Flagstar Mortgage Trust
183,451
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
171,225
Genworth Mortgage Insurance
Corporation
200,000
2.189%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
198,337
GMAC Mortgage Corporation
Loan Trust
77,070
3.190%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
74,473
16,152
1.168%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
8,248
GMACM Mortgage Loan Trust
51,203
3.755%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
50,054
IndyMac INDA Mortgage Loan
Trust
482,438
2.892%,  8/25/2036, Ser.
2006-AR1, Class A1
b
433,737
J.P. Morgan Alternative Loan Trust
85,673
3.184%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
86,000
J.P. Morgan Mortgage Trust
237,389
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
209,696
Legacy Mortgage Asset Trust
188,142
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
185,165
Pretium Mortgage Credit Partners,
LLC
425,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
406,008
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
212,060
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
230,017
Radnor Re, Ltd.
475,000
3.368%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,f
470,444
Residential Accredit Loans, Inc.
Trust
103,207
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 93,770
Principal
Amount Long-Term Fixed Income (36.4%) Value
Collateralized Mortgage Obligations (1.9%) -
continued
$ 78,497
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 $ 70,257
Residential Asset Securitization
Trust
99,407
1.907%,  1/25/2034, Ser.
2004-IP1, Class A1
b
98,790
170,442
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 166,970
Residential Funding Mortgage
Security I Trust
167,448
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 147,108
Silver Hill Trust
83,995
3.102%,  11/25/2049, Ser.
2019-1, Class A1
b,f
81,581
Starwood Mortgage Residential
Trust
200,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
200,102
Structured Adjustable Rate
Mortgage Loan Trust
64,676
2.790%,  7/25/2035, Ser.
2005-15, Class 4A1
b
58,941
Toorak Mortgage Corporation, Ltd.
227,137
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
225,289
Vericrest Opportunity Loan
Transferee
175,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
167,224
200,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
191,696
350,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
330,348
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
187,459
300,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
282,253
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
234,610
Verus Securitization Trust
341,554
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
317,339
Wachovia Asset Securitization, Inc.
97,188
0.597%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,f,k
96,417
ZH Trust
117,941
3.262%,  2/18/2027, Ser.
2021-1, Class B
f
115,911
93,814
3.506%,  10/17/2027, Ser.
2021-2, Class B
f
92,284
Total 8,205,171
Commercial Mortgage-Backed Securities (0.4%)
BANK 2021-BNK36
225,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 199,133
BANK 2021-BNK37
300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
266,954

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Commercial Mortgage-Backed Securities (0.4%)
- continued
BANK 2022-BNK39
$ 275,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 $ 251,021
BANK 2022-BNK40
375,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
359,745
Barclays Commercial Mortgage
Securities, LLC
350,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
339,385
BBCMS Mortgage Trust
250,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 224,694
BFLD Trust
175,000
2.254%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
172,441
Total 1,813,373
Communications Services (1.2%)
Altice France SA
20,000 8.125%,  2/1/2027
f
20,150
20,000 5.500%,  1/15/2028
f
17,625
75,000 5.125%,  7/15/2029
f
63,492
73,000 5.500%,  10/15/2029
f
62,050
American Tower Corporation
46,000 3.375%,  5/15/2024 45,868
75,000 4.400%,  2/15/2026 75,560
40,000 1.450%,  9/15/2026 35,715
56,000 3.800%,  8/15/2029 52,333
AT&T, Inc.
77,000 4.450%,  4/1/2024 78,822
118,000 4.300%,  2/15/2030 118,388
Cable One, Inc., Convertible
190,000 1.125%,  3/15/2028 155,990
CCO Holdings, LLC
50,000 5.500%,  5/1/2026
f
50,125
100,000 5.125%,  5/1/2027
f
97,478
203,000 4.750%,  2/1/2032
f
174,444
57,000 4.250%,  1/15/2034
f
45,315
Charter Communications
Operating, LLC
46,000 4.500%,  2/1/2024 46,567
67,000 4.908%,  7/23/2025 68,237
56,000 5.050%,  3/30/2029 55,702
Clear Channel Worldwide
Holdings, Inc.
113,000 7.750%,  4/15/2028
f
106,502
Comcast Corporation
45,000 2.350%,  1/15/2027 42,222
93,000 3.400%,  4/1/2030 88,300
Consolidated Communications,
Inc.
56,000 5.000%,  10/1/2028
f
45,763
Crown Castle International
Corporation
62,000 2.900%,  3/15/2027 58,048
CSC Holdings, LLC
100,000 5.375%,  2/1/2028
f
91,813
67,000 6.500%,  2/1/2029
f
63,650
63,000 4.125%,  12/1/2030
f
51,975
Principal
Amount Long-Term Fixed Income (36.4%) Value
Communications Services (1.2%) - continued
Cumulus Media New Holdings,
Inc.
$ 50,000 6.750%,  7/1/2026
f
$ 49,750
Deutsche Telekom International
Finance BV
36,000 2.485%,  9/19/2023
f
35,647
DIRECTV Holdings, LLC
78,000 5.875%,  8/15/2027
f
73,417
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 39,983
DISH DBS Corporation
29,000 5.250%,  12/1/2026
f
26,626
23,000 7.375%,  7/1/2028 20,111
40,000 5.750%,  12/1/2028
f
35,779
Entercom Media Corporation
125,000 6.500%,  5/1/2027
f,h
107,500
Fox Corporation
38,000 4.709%,  1/25/2029 38,228
Frontier Communications
Holdings, LLC
70,000 5.875%,  10/15/2027
f
67,025
GCI, LLC
60,000 4.750%,  10/15/2028
f
55,650
Gray Escrow II, Inc.
125,000 5.375%,  11/15/2031
f
107,745
Gray Television, Inc.
65,000 4.750%,  10/15/2030
f
56,550
Hughes Satellite Systems
Corporation
30,000 6.625%,  8/1/2026 29,850
iHeartCommunications, Inc.
60,000 4.750%,  1/15/2028
f
54,375
Iliad Holding SASU
61,000 6.500%,  10/15/2026
f
58,634
LCPR Senior Secured Financing
DAC
49,000 6.750%,  10/15/2027
f
48,695
Level 3 Financing, Inc.
89,000 4.625%,  9/15/2027
f
79,989
85,000 4.250%,  7/1/2028
f
71,825
Lions Gate Capital Holdings, LLC
77,000 5.500%,  4/15/2029
f
68,260
Magallanes, Inc.
42,000 3.638%,  3/15/2025
f
41,309
61,000 4.054%,  3/15/2029
f
58,247
41,000 4.279%,  3/15/2032
f
38,085
NBN Company, Ltd.
73,000 2.625%,  5/5/2031
f
63,473
Netflix, Inc.
45,000 5.875%,  2/15/2025 46,687
79,000 5.875%,  11/15/2028 81,370
Nexstar Escrow Corporation
90,000 5.625%,  7/15/2027
f
87,582
NTT Finance Corporation
45,000 1.162%,  4/3/2026
f
40,629
Omnicom Group, Inc.
57,000 4.200%,  6/1/2030 56,038
Paramount Global
75,000 6.375%,  3/30/2062
b
72,687
36,000 4.750%,  5/15/2025 36,885

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Communications Services (1.2%) - continued
Radiate Holdco, LLC
$ 40,000 6.500%,  9/15/2028
f
$ 35,200
Rogers Communications, Inc.
65,000 5.250%,  3/15/2082
b,f
61,006
S&P Global, Inc.
41,000 2.900%,  3/1/2032
f
36,987
Scripps Escrow II, Inc.
30,000 5.375%,  1/15/2031
f
26,704
Scripps Escrow, Inc.
40,000 5.875%,  7/15/2027
f
38,200
Sinclair Television Group, Inc.
104,000 5.500%,  3/1/2030
f
85,038
Sirius XM Radio, Inc.
90,000 5.000%,  8/1/2027
f
86,850
40,000 4.000%,  7/15/2028
f
36,150
Sprint Capital Corporation
144,000 6.875%,  11/15/2028 158,053
50,000 8.750%,  3/15/2032 63,541
Sprint Corporation
205,000 7.625%,  2/15/2025 218,069
TEGNA, Inc.
62,000 4.625%,  3/15/2028 59,656
Telesat Canada
30,000 4.875%,  6/1/2027
f
20,400
10,000 6.500%,  10/15/2027
f
4,273
Terrier Media Buyer, Inc.
40,000 8.875%,  12/15/2027
f
39,096
T-Mobile USA, Inc.
51,000 3.500%,  4/15/2025 50,277
75,000 3.875%,  4/15/2030 70,983
20,000 2.875%,  2/15/2031 16,977
United States Cellular Corporation
60,000 6.700%,  12/15/2033 61,979
Uniti Fiber Holdings, Inc.,
Convertible
52,000 4.000%,  6/15/2024
f
65,065
Uniti Group, LP
20,000 4.750%,  4/15/2028
f
17,850
VeriSign, Inc.
40,000 4.750%,  7/15/2027 40,184
Verizon Communications, Inc.
75,000 2.100%,  3/22/2028 67,165
56,000 3.150%,  3/22/2030 51,431
37,000 2.550%,  3/21/2031 32,209
93,000 2.355%,  3/15/2032 78,088
Vodafone Group plc
54,000 7.000%,  4/4/2079
b
57,026
VTR Finance NV
45,000 6.375%,  7/15/2028
f
41,063
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
f
76,799
Walt Disney Company
38,000 3.800%,  3/22/2030 37,276
Zayo Group Holdings, Inc.
38,000 4.000%,  3/1/2027
f
33,060
Total 5,327,420
Consumer Cyclical (1.8%)
1011778 B.C., ULC
90,000 4.375%,  1/15/2028
f
82,125
Principal
Amount Long-Term Fixed Income (36.4%) Value
Consumer Cyclical (1.8%) - continued
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
$ 57,000 10.500%,  2/15/2028
f
$ 51,442
Allied Universal Holdco, LLC
30,000 6.625%,  7/15/2026
f
28,993
105,000 4.625%,  6/1/2028
f
92,925
30,000 6.000%,  6/1/2029
f
24,825
Allison Transmission, Inc.
85,000 3.750%,  1/30/2031
f
73,525
Amazon.com, Inc.
83,000 3.300%,  4/13/2027 82,325
76,000 1.650%,  5/12/2028 67,576
37,000 1.500%,  6/3/2030 31,092
American Axle & Manufacturing,
Inc.
107,000 6.500%,  4/1/2027
h
99,711
Arko Corporation
40,000 5.125%,  11/15/2029
f
35,400
Ashton Woods USA, LLC
40,000 4.625%,  8/1/2029
f
33,658
BellRing Brands, Inc.
73,000 7.000%,  3/15/2030
f
71,357
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 30,685
Bloomin' Brands, Inc., Convertible
55,000 5.000%,  5/1/2025 110,929
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
f
58,779
Boyne USA, Inc.
50,000 4.750%,  5/15/2029
f
46,375
Brookfield Property REIT, Inc.
37,000 5.750%,  5/15/2026
f
35,821
Brookfield Residential Properties,
Inc.
60,000 6.250%,  9/15/2027
f
56,292
70,000 5.000%,  6/15/2029
f
61,911
Burlington Stores, Inc., Convertible
149,000 2.250%,  4/15/2025 178,707
Caesars Entertainment, Inc.
93,000 6.250%,  7/1/2025
f
94,011
35,000 8.125%,  7/1/2027
f
36,575
65,000 4.625%,  10/15/2029
f
55,737
Carnival Corporation
10,000 10.500%,  2/1/2026
f
11,000
114,000 7.625%,  3/1/2026
f
111,577
100,000 5.750%,  3/1/2027
f
90,551
40,000 6.000%,  5/1/2029
f
35,900
Cedar Fair, LP
28,000 5.375%,  4/15/2027 27,228
109,000 5.250%,  7/15/2029 103,141
Cengage Learning, Inc.
111,000 9.500%,  6/15/2024
f
108,780
Churchill Downs, Inc.
40,000 4.750%,  1/15/2028
f
37,451
Cinemark USA, Inc.
74,000 5.875%,  3/15/2026
f,h
69,005
Clarios Global, LP
30,000 8.500%,  5/15/2027
f
29,981
Cushman & Wakefield US
Borrower, LLC
33,000 6.750%,  5/15/2028
f
33,661

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Consumer Cyclical (1.8%) - continued
D.R. Horton, Inc.
$ 13,000 2.600%,  10/15/2025 $ 12,446
Daimler Finance North America,
LLC
57,000 1.450%,  3/2/2026
f
52,093
Dana, Inc.
60,000 5.625%,  6/15/2028 57,225
Darden Restaurants, Inc.
75,000 3.850%,  5/1/2027 73,798
Dick's Sporting Goods, Inc.,
Convertible
58,000 3.250%,  4/15/2025 174,000
Empire Communities Corporation
50,000 7.000%,  12/15/2025
f
47,375
Expedia Group, Inc.
64,000 4.625%,  8/1/2027 64,292
65,000 3.250%,  2/15/2030 57,982
Expedia Group, Inc., Convertible
117,000 Zero Coupon,  2/15/2026
h
137,182
Ford Motor Company
37,000 3.250%,  2/12/2032 30,070
Ford Motor Company, Convertible
284,000 Zero Coupon,  3/15/2026 301,466
Ford Motor Credit Company, LLC
185,000 4.063%,  11/1/2024 180,960
83,000 2.300%,  2/10/2025 77,082
140,000 4.134%,  8/4/2025 134,400
5,000 2.700%,  8/10/2026 4,457
71,000 2.900%,  2/10/2029 59,107
Forestar Group, Inc.
40,000 3.850%,  5/15/2026
f
36,000
Gap, Inc.
19,000 3.625%,  10/1/2029
f
15,455
General Motors Company
30,000 5.400%,  10/2/2023 30,806
26,000 6.125%,  10/1/2025 27,446
56,000 6.800%,  10/1/2027 60,210
General Motors Financial
Company, Inc.
63,000 3.950%,  4/13/2024 63,257
47,000 1.200%,  10/15/2024 44,121
80,000 2.900%,  2/26/2025 77,252
29,000 2.750%,  6/20/2025 27,789
38,000 2.700%,  6/10/2031 31,281
GLP Capital, LP
39,000 3.250%,  1/15/2032 32,812
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029 40,127
30,000 5.250%,  7/15/2031 25,875
Guitar Center Escrow Issuer II, Inc.
19,000 8.500%,  1/15/2026
f
19,042
Hanesbrands, Inc.
56,000 4.875%,  5/15/2026
f
54,740
Herc Holdings, Inc.
50,000 5.500%,  7/15/2027
f
48,985
Hilton Domestic Operating
Company, Inc.
100,000 4.875%,  1/15/2030 96,470
Hilton Grand Vacations Borrower
Escrow, LLC
75,000 5.000%,  6/1/2029
f
67,688
Principal
Amount Long-Term Fixed Income (36.4%) Value
Consumer Cyclical (1.8%) - continued
Home Depot, Inc.
$ 61,000 3.250%,  4/15/2032 $ 57,096
Hyundai Capital America
29,000 1.800%,  10/15/2025
f
26,721
56,000 3.000%,  2/10/2027
f
52,687
40,000 2.100%,  9/15/2028
f
34,321
International Game Technology plc
76,000 5.250%,  1/15/2029
f
72,076
Jacobs Entertainment, Inc.
35,000 6.750%,  2/15/2029
f
34,290
KB Home
55,000 4.800%,  11/15/2029 50,135
Kohl's Corporation
57,000 3.375%,  5/1/2031 53,997
L Brands, Inc.
90,000 6.625%,  10/1/2030
f
89,514
20,000 6.875%,  11/1/2035 19,540
Lennar Corporation
40,000 4.875%,  12/15/2023 40,669
14,000 5.875%,  11/15/2024 14,534
29,000 4.750%,  5/30/2025 29,540
Lowe's Companies, Inc.
58,000 4.000%,  4/15/2025 58,766
76,000 4.500%,  4/15/2030 76,842
Macy's Retail Holdings, LLC
60,000 5.875%,  4/1/2029
f
56,917
61,000 6.125%,  3/15/2032
f
56,425
Magic MergerCo, Inc.
44,000 5.250%,  5/1/2028
f
37,814
Marriott International, Inc.
86,000 3.750%,  10/1/2025 85,408
57,000 4.625%,  6/15/2030 56,204
Mastercard, Inc.
41,000 2.000%,  11/18/2031 35,323
Mattamy Group Corporation
51,000 5.250%,  12/15/2027
f
47,685
McDonald's Corporation
112,000 3.800%,  4/1/2028 111,292
MGM Resorts International
125,000 5.750%,  6/15/2025 124,183
NCL Corporation, Ltd.
84,000 3.625%,  12/15/2024
f
78,120
27,000 5.875%,  2/15/2027
f
25,737
Nissan Motor Company, Ltd.
63,000 3.043%,  9/15/2023
f
62,377
O'Reilly Automotive, Inc.
56,000 3.900%,  6/1/2029 54,072
Penn National Gaming, Inc.
70,000 4.125%,  7/1/2029
f
59,063
PetSmart, Inc./PetSmart Finance
Corporation
80,000 4.750%,  2/15/2028
f
74,400
60,000 7.750%,  2/15/2029
f
59,700
Procter & Gamble Company
38,000 1.200%,  10/29/2030 31,321
Real Hero Merger Sub 2, Inc.
40,000 6.250%,  2/1/2029
f
32,442
Realogy Group, LLC
70,000 5.750%,  1/15/2029
f
58,679

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Consumer Cyclical (1.8%) - continued
Rite Aid Corporation
$ 32,000 7.500%,  7/1/2025
f
$ 27,397
Ross Stores, Inc.
37,000 1.875%,  4/15/2031 30,473
Royal Caribbean Cruises, Ltd.
99,000 9.125%,  6/15/2023
f
102,201
75,000 4.250%,  7/1/2026
f
67,890
19,000 5.375%,  7/15/2027
f
17,460
40,000 5.500%,  4/1/2028
f
36,500
Scientific Games International, Inc.
70,000 7.250%,  11/15/2029
f
73,479
20,000 6.625%,  3/1/2030
f
19,000
SeaWorld Parks and
Entertainment, Inc.
27,000 5.250%,  8/15/2029
f
24,568
Six Flags Theme Parks, Inc.
45,000 7.000%,  7/1/2025
f
46,744
Staples, Inc.
52,000 7.500%,  4/15/2026
f
49,660
54,000 10.750%,  4/15/2027
f
47,844
Station Casinos, LLC
47,000 4.625%,  12/1/2031
f
39,389
Take-Two Interactive Software, Inc.
81,000 3.300%,  3/28/2024 80,509
Tapestry, Inc.
38,000 3.050%,  3/15/2032 32,325
Target Corporation
37,000 2.350%,  2/15/2030 33,390
Tenneco, Inc.
70,000 5.000%,  7/15/2026 67,113
Toll Brothers Finance Corporation
56,000 4.350%,  2/15/2028 53,405
Toyota Motor Credit Corporation
57,000 1.900%,  4/6/2028 51,468
Travel + Leisure Company
50,000 6.625%,  7/31/2026
f
51,189
TripAdvisor, Inc., Convertible
44,000 0.250%,  4/1/2026 36,300
Uber Technologies, Inc.
40,000 6.250%,  1/15/2028
f,h
39,600
Vail Resorts, Inc., Convertible
68,000 Zero Coupon,  1/1/2026 63,963
Volkswagen Group of America
Finance, LLC
88,000 4.250%,  11/13/2023
f
89,058
14,000 3.350%,  5/13/2025
f
13,780
Wabash National Corporation
65,000 4.500%,  10/15/2028
f
54,405
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
f
32,621
Yum! Brands, Inc.
70,000 4.750%,  1/15/2030
f
66,588
ZF North America Capital, Inc.
50,000 4.750%,  4/29/2025
f
48,874
Total 7,717,425
Consumer Non-Cyclical (1.6%)
AbbVie, Inc.
38,000 2.900%,  11/6/2022 38,101
36,000 2.800%,  3/15/2023 36,030
Principal
Amount Long-Term Fixed Income (36.4%) Value
Consumer Non-Cyclical (1.6%) - continued
$ 119,000 3.600%,  5/14/2025 $ 118,222
Agilent Technologies, Inc.
50,000 2.300%,  3/12/2031 41,984
Albertson's Companies, Inc.
87,000 3.500%,  3/15/2029
f
73,289
Altria Group, Inc.
53,000 4.400%,  2/14/2026 53,578
38,000 4.800%,  2/14/2029 37,637
Anheuser-Busch InBev Worldwide,
Inc.
81,000 4.000%,  4/13/2028 80,610
75,000 4.750%,  1/23/2029 77,184
Anthem, Inc.
57,000 2.550%,  3/15/2031 50,072
AstraZeneca Finance, LLC
87,000 1.750%,  5/28/2028 77,559
AstraZeneca plc
75,000 0.700%,  4/8/2026 67,071
BAT Capital Corporation
51,000 3.222%,  8/15/2024 50,291
BAT International Finance plc
29,000 1.668%,  3/25/2026 26,014
Bausch Health Companies, Inc.
165,000 5.000%,  1/30/2028
f
121,716
116,000 5.000%,  2/15/2029
f
81,578
Baxter International, Inc.
38,000 2.539%,  2/1/2032
f
32,379
Becton, Dickinson and Company
56,000 2.823%,  5/20/2030 50,102
Bio-Rad Laboratories, Inc.
62,000 3.300%,  3/15/2027 59,348
Boston Scientific Corporation
28,000 3.450%,  3/1/2024 28,029
Bristol-Myers Squibb Company
62,000 2.950%,  3/15/2032 56,968
Bunge, Ltd. Finance Corporation
86,000 2.750%,  5/14/2031 74,316
Cargill, Inc.
61,000 3.625%,  4/22/2027
f
60,539
39,000 2.125%,  11/10/2031
f
33,123
Centene Corporation
65,000 4.250%,  12/15/2027 63,050
55,000 4.625%,  12/15/2029 53,269
194,000 3.000%,  10/15/2030 168,780
Central Garden & Pet Company
80,000 4.125%,  10/15/2030 69,154
Community Health Systems, Inc.
30,000 5.625%,  3/15/2027
f
28,597
22,000 8.000%,  12/15/2027
f
22,791
40,000 6.000%,  1/15/2029
f
37,808
119,000 6.875%,  4/15/2029
f
104,365
Conagra Brands, Inc.
34,000 4.300%,  5/1/2024 34,427
Constellation Brands, Inc.
75,000 3.150%,  8/1/2029 68,818
Coty, Inc.
49,000 5.000%,  4/15/2026
f
46,543
CVS Health Corporation
64,000 4.100%,  3/25/2025 64,878
30,000 4.300%,  3/25/2028 30,133

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Consumer Non-Cyclical (1.6%) - continued
DaVita, Inc.
$ 83,000 4.625%,  6/1/2030
f
$ 72,210
Diageo Capital plc
35,000 1.375%,  9/29/2025 32,800
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
f
48,375
Embecta Corporation
21,000 6.750%,  2/15/2030
f
20,370
Encompass Health Corporation
100,000 4.500%,  2/1/2028
h
92,453
Endo Finance, LLC
30,000 9.500%,  7/31/2027
f,h
23,672
Energizer Holdings, Inc.
70,000 4.375%,  3/31/2029
f
58,288
Estee Lauder Companies, Inc.
37,000 1.950%,  3/15/2031 31,640
General Mills, Inc.
37,000 4.200%,  4/17/2028 37,274
Gilead Sciences, Inc.
57,000 2.950%,  3/1/2027 54,501
HCA, Inc.
228,000 5.375%,  2/1/2025 234,555
78,000 5.875%,  2/1/2029 81,248
HFC Prestige Products, Inc.
76,000 4.750%,  1/15/2029
f
67,640
HLF Financing SARL, LLC
108,000 4.875%,  6/1/2029
f
86,931
Humana, Inc.
39,000 2.150%,  2/3/2032 32,101
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
f
35,270
Ionis Pharmaceuticals, Inc.,
Convertible
52,000 0.125%,  12/15/2024 46,618
Jazz Investments I, Ltd.,
Convertible
226,000 2.000%,  6/15/2026 275,861
JBS Finance Luxembourg SARL
58,000 2.500%,  1/15/2027
f
52,055
47,000 3.625%,  1/15/2032
f
40,112
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
10,000 6.500%,  4/15/2029
f
10,350
Kraft Foods Group, Inc.
37,000 5.000%,  6/4/2042 35,591
Kraft Heinz Foods Company
100,000 3.875%,  5/15/2027 97,788
65,000 3.750%,  4/1/2030 61,747
Kroger Company
37,000 4.500%,  1/15/2029 37,648
Mattel, Inc.
207,000 3.375%,  4/1/2026
f
201,307
McKesson Corporation
29,000 0.900%,  12/3/2025 26,278
59,000 1.300%,  8/15/2026 52,976
Molina Healthcare, Inc.
80,000 4.375%,  6/15/2028
f
74,771
Mozart Debt Merger Sub, Inc.
57,000 3.875%,  4/1/2029
f
49,804
Principal
Amount Long-Term Fixed Income (36.4%) Value
Consumer Non-Cyclical (1.6%) - continued
$ 54,000 5.250%,  10/1/2029
f
$ 46,980
Mylan, Inc.
36,000 4.200%,  11/29/2023 36,301
Newell Brands, Inc.
97,000 4.450%,  4/1/2026 96,170
Ortho-Clinical Diagnostics, Inc.
40,000 7.250%,  2/1/2028
f
40,400
Owens & Minor, Inc.
46,000 6.625%,  4/1/2030
f
45,029
Par Pharmaceutical, Inc.
65,000 7.500%,  4/1/2027
f
59,305
PepsiCo, Inc.
81,000 1.950%,  10/21/2031 69,504
Philip Morris International, Inc.
81,000 1.500%,  5/1/2025 76,083
Pilgrim's Pride Corporation
57,000 3.500%,  3/1/2032
f
48,165
Post Holdings, Inc.
40,000 5.750%,  3/1/2027
f
39,450
34,000 5.625%,  1/15/2028
f
32,147
24,000 5.500%,  12/15/2029
f
21,840
51,000 4.500%,  9/15/2031
f
42,412
Prime Security Services Borrower,
LLC/Prime Finance Inc.
150,000 5.750%,  4/15/2026
f
143,812
QBE Insurance Group, Ltd.
72,000 5.875%,  5/12/2025
b,f,i
72,360
Roche Holdings, Inc.
59,000 2.076%,  12/13/2031
f
50,835
Royalty Pharma plc
87,000 1.200%,  9/2/2025 78,989
Scotts Miracle-Gro Company
90,000 4.500%,  10/15/2029 78,975
SEG Holding, LLC
80,000 5.625%,  10/15/2028
f
78,071
Simmons Foods, Inc.
109,000 4.625%,  3/1/2029
f
98,358
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
f
46,500
30,000 5.500%,  7/15/2030
f
27,918
Stryker Corporation
75,000 3.650%,  3/7/2028 73,614
Syneos Health, Inc.
70,000 3.625%,  1/15/2029
f
61,926
Sysco Corporation
37,000 5.950%,  4/1/2030 40,318
Takeda Pharmaceutical Company,
Ltd.
82,000 2.050%,  3/31/2030 68,889
Teleflex, Inc.
100,000 4.625%,  11/15/2027 98,000
Tenet Healthcare Corporation
21,000 4.625%,  7/15/2024 20,943
45,000 6.250%,  2/1/2027
f
44,663
170,000 5.125%,  11/1/2027
f
165,064
30,000 6.125%,  10/1/2028
f
28,799
Teva Pharmaceutical Finance
Netherlands III BV
50,000 3.150%,  10/1/2026 42,876

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Consumer Non-Cyclical (1.6%) - continued
Thermo Fisher Scientific, Inc.
$ 40,000 1.750%,  10/15/2028 $ 35,250
TreeHouse Foods, Inc.
87,000 4.000%,  9/1/2028 70,889
United Natural Foods, Inc.
37,000 6.750%,  10/15/2028
f
37,027
UnitedHealth Group, Inc.
93,000 3.850%,  6/15/2028 93,112
Valeant Pharmaceuticals
International, Inc.
42,000 8.500%,  1/31/2027
f,h
39,743
Winnebago Industries, Inc.,
Convertible
77,000 1.500%,  4/1/2025 82,275
Zoetis, Inc.
54,000 3.250%,  2/1/2023 54,201
99,000 3.900%,  8/20/2028 98,408
Total 6,776,188
Energy (1.4%)
Antero Resources Corporation
70,000 5.375%,  3/1/2030
f
68,396
Archrock Partners, LP/Archrock
Partners Finance Corporation
70,000 6.250%,  4/1/2028
f
67,900
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
37,000 6.625%,  7/15/2026
f
37,046
BP Capital Markets America, Inc.
120,000 4.234%,  11/6/2028 120,498
BP Capital Markets plc
100,000 4.875%,  3/22/2030
b,i
95,870
Buckeye Partners, LP
60,000 3.950%,  12/1/2026 56,700
Callon Petroleum Company
50,000 8.250%,  7/15/2025 50,125
Canadian Natural Resources, Ltd.
94,000 2.050%,  7/15/2025 88,512
Cenovus Energy, Inc.
127,000 5.375%,  7/15/2025 131,707
Cheniere Corpus Christi Holdings,
LLC
77,000 5.875%,  3/31/2025 79,938
Cheniere Energy Partners, LP
58,000 4.500%,  10/1/2029 55,535
63,000 3.250%,  1/31/2032
f
53,865
Cheniere Energy, Inc.
49,000 4.625%,  10/15/2028 47,407
Chesapeake Energy Corporation
40,000 6.750%,  4/15/2029
f
40,250
CNX Resources Corporation
30,000 6.000%,  1/15/2029
f
29,597
CNX Resources Corporation,
Convertible
164,000 2.250%,  5/1/2026 283,802
Comstock Resources, Inc.
50,000 5.875%,  1/15/2030
f
48,115
Continental Resources, Inc.
57,000 4.375%,  1/15/2028 55,559
40,000 5.750%,  1/15/2031
f
40,894
Principal
Amount Long-Term Fixed Income (36.4%) Value
Energy (1.4%) - continued
Coterra Energy, Inc.
$ 75,000 4.375%,  6/1/2024
f
$ 75,524
CrownRock Finance, Inc.
64,000 5.625%,  10/15/2025
f
64,000
Devon Energy Corporation
75,000 4.500%,  1/15/2030 73,268
Diamondback Energy, Inc.
19,000 3.125%,  3/24/2031 16,955
DT Midstream, Inc.
65,000 4.125%,  6/15/2029
f
59,150
20,000 4.375%,  6/15/2031
f
17,918
Enbridge, Inc.
70,000 2.150%,  2/16/2024 68,408
38,000 3.700%,  7/15/2027 37,151
Endeavor Energy Resources, LP
55,000 5.750%,  1/30/2028
f
55,142
Energy Transfer, LP
37,000 4.200%,  9/15/2023 37,364
108,000 5.875%,  1/15/2024 111,272
47,000 6.750%,  5/15/2025
b,i
45,179
44,000 6.500%,  11/15/2026
b,i
41,805
56,000 3.750%,  5/15/2030 51,593
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 68,075
Enterprise Products Operating,
LLC
38,000 4.150%,  10/16/2028 37,910
EQT Corporation
41,000 6.625%,  2/1/2025 42,672
20,000 3.125%,  5/15/2026
f
18,856
59,000 3.900%,  10/1/2027 56,491
EQT Corporation, Convertible
76,000 1.750%,  5/1/2026 206,910
Equinor ASA
25,000 2.875%,  4/6/2025 24,621
Exxon Mobil Corporation
75,000 2.992%,  3/19/2025 74,257
Ferrellgas, LP
43,000 5.375%,  4/1/2026
f
38,915
Genesis Energy, LP
30,000 6.500%,  10/1/2025 28,500
25,000 8.000%,  1/15/2027 24,518
Halliburton Company
38,000 2.920%,  3/1/2030 34,360
Harvest Midstream, LP
101,000 7.500%,  9/1/2028
f
102,481
Hess Corporation
34,000 3.500%,  7/15/2024 33,779
Hess Midstream Operations, LP
50,000 5.625%,  2/15/2026
f
50,000
32,000 5.500%,  10/15/2030
f
31,529
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
f
68,600
70,000 6.250%,  4/15/2032
f
68,201
Holly Energy Partners, LP/Holly
Energy Finance Corporation
62,000 6.375%,  4/15/2027
f
63,240
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
f
48,675

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Energy (1.4%) - continued
Kinder Morgan Energy Partners,
LP
$ 57,000 3.450%,  2/15/2023 $ 57,276
Laredo Petroleum, Inc.
95,000 7.750%,  7/31/2029
f
93,100
Marathon Oil Corporation
37,000 4.400%,  7/15/2027 36,943
Marathon Petroleum Corporation
106,000 4.700%,  5/1/2025 107,579
MPLX, LP
50,000 6.875%,  2/15/2023
b,i
48,950
94,000 1.750%,  3/1/2026 85,848
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 49,625
Nabors Industries, Ltd.
70,000 7.250%,  1/15/2026
f
68,410
National Fuel Gas Company
82,000 5.500%,  1/15/2026 84,553
NuStar Logistics, LP
70,000 5.750%,  10/1/2025 69,650
Oasis Petroleum, Inc.
55,000 6.375%,  6/1/2026
f
55,267
Occidental Petroleum Corporation
25,000 8.500%,  7/15/2027 28,187
40,000 6.450%,  9/15/2036 43,400
ONEOK, Inc.
57,000 2.200%,  9/15/2025 53,470
Ovintiv Exploration, Inc.
77,000 5.625%,  7/1/2024 80,019
38,000 5.375%,  1/1/2026 39,386
PBF Holding Company, LLC
35,000 9.250%,  5/15/2025
f
36,284
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 46,501
Pioneer Natural Resources
Company, Convertible
38,000 0.250%,  5/15/2025 83,638
Plains All American Pipeline, LP
92,000 4.650%,  10/15/2025 92,904
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
f
48,511
Range Resources Corporation
74,000 4.750%,  2/15/2030
f
70,586
Sabine Pass Liquefaction, LLC
56,000 4.200%,  3/15/2028 54,918
Schlumberger Finance Canada,
Ltd.
29,000 1.400%,  9/17/2025 27,206
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
f
23,674
SM Energy Company
50,000 6.625%,  1/15/2027 49,744
30,000 6.500%,  7/15/2028 29,576
Southwestern Energy Company
40,000 5.375%,  2/1/2029 39,512
48,000 5.375%,  3/15/2030 47,393
30,000 4.750%,  2/1/2032 28,369
Suncor Energy, Inc.
29,000 3.100%,  5/15/2025 28,447
Principal
Amount Long-Term Fixed Income (36.4%) Value
Energy (1.4%) - continued
Sunoco, LP
$ 70,000 5.875%,  3/15/2028 $ 68,950
44,000 4.500%,  4/30/2030
f
39,704
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
103,000 5.500%,  1/15/2028
f
96,012
Targa Resources Partners, LP
102,000 4.875%,  2/1/2031 98,048
Teine Energy, Ltd.
40,000 6.875%,  4/15/2029
f
39,800
Transocean Proteus, Ltd.
20,000 6.250%,  12/1/2024
f
19,650
Transocean, Inc.
40,000 11.500%,  1/30/2027
f
39,790
USA Compression Partners, LP
61,000 6.875%,  4/1/2026 59,780
Valero Energy Corporation
80,000 2.800%,  12/1/2031 69,157
Venture Global Calcasieu Pass,
LLC
59,000 3.875%,  8/15/2029
f
53,838
35,000 4.125%,  8/15/2031
f
31,763
W&T Offshore, Inc.
25,000 9.750%,  11/1/2023
f
24,830
Weatherford International, Ltd.
64,000 8.625%,  4/30/2030
f
63,351
Western Midstream Operating, LP
89,000 3.950%,  6/1/2025 85,843
30,000 5.500%,  8/15/2048 26,700
Williams Companies, Inc.
37,000 2.600%,  3/15/2031 32,052
Total 5,887,229
Financials (4.7%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
50,000 3.150%,  2/15/2024 48,793
54,000 6.500%,  7/15/2025 55,972
103,000 3.000%,  10/29/2028 89,522
Air Lease Corporation
52,000 4.650%,  6/15/2026
b,i
46,800
Aircastle, Ltd.
85,000 5.250%,  6/15/2026
b,f,i
75,662
46,000 2.850%,  1/26/2028
f
40,150
Alliant Holdings Intermediate, LLC
32,000 6.750%,  10/15/2027
f
30,260
Ally Financial, Inc.
119,000 5.750%,  11/20/2025 122,249
104,000 4.700%,  5/15/2026
b,i
89,804
37,000 8.000%,  11/1/2031 44,016
Altice Financing SA
25,000 5.750%,  8/15/2029
f
21,063
American Express Company
32,000 3.400%,  2/22/2024 32,083
60,000 2.250%,  3/4/2025 57,864
50,000 3.550%,  9/15/2026
b,i
43,067
62,000 2.550%,  3/4/2027 58,363
American Finance Trust, Inc.
48,000 4.500%,  9/30/2028
f
40,869

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Financials (4.7%) - continued
American Homes 4 Rent, LP
$ 45,000 2.375%,  7/15/2031 $ 37,196
AmWINS Group, Inc.
40,000 4.875%,  6/30/2029
f
36,613
Ares Capital Corporation
15,000 4.250%,  3/1/2025 14,769
106,000 3.875%,  1/15/2026 101,763
Ares Capital Corporation,
Convertible
61,000 4.625%,  3/1/2024 67,179
Australia and New Zealand
Banking Group, Ltd.
85,000 2.950%,  7/22/2030
b,f
80,721
Aviation Capital Group, LLC
64,000 5.500%,  12/15/2024
f
64,959
42,000 4.875%,  10/1/2025
f
41,951
Avolon Holdings Funding, Ltd.
85,000 4.250%,  4/15/2026
f
81,506
BAC Capital Trust XIV
84,000
4.000%,  (LIBOR 3M +
0.400%), 5/18/2022
b,i
69,508
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
f
14,350
Banco Santander SA
44,000 4.750%,  11/12/2026
b,i
38,866
Bank of America Corporation
50,000 3.004%,  12/20/2023
b
49,883
103,000 3.550%,  3/5/2024
b
103,066
129,000 3.864%,  7/23/2024
b
129,301
64,000 4.200%,  8/26/2024 64,588
270,000 6.250%,  9/5/2024
b,i
273,321
32,000 3.458%,  3/15/2025
b
31,701
71,000 6.100%,  3/17/2025
b,i
71,749
72,000 1.319%,  6/19/2026
b
65,976
115,000 1.197%,  10/24/2026
b
103,771
65,000 4.375%,  1/27/2027
b,i
57,525
70,000 6.125%,  4/27/2027
b,i
70,000
60,000 1.734%,  7/22/2027
b
53,843
50,000 5.875%,  3/15/2028
b,i
47,865
80,000 4.376%,  4/27/2028
b
79,850
112,000 3.593%,  7/21/2028
b
107,634
149,000 3.974%,  2/7/2030
b
143,837
75,000 2.687%,  4/22/2032
b
64,342
59,000 2.572%,  10/20/2032
b
49,843
82,000 2.972%,  2/4/2033
b
71,352
40,000 3.846%,  3/8/2037
b
35,592
Bank of Montreal
40,000 3.088%,  1/10/2037
b
33,621
Bank of New York Mellon
Corporation
36,000 4.700%,  9/20/2025
b,i
35,910
Bank of Nova Scotia
108,000 4.900%,  6/4/2025
b,i
105,965
36,000 1.050%,  3/2/2026 32,376
Barclays plc
74,000 4.338%,  5/16/2024
b
74,582
67,000 8.000%,  6/15/2024
b,i
69,052
29,000 4.375%,  9/11/2024 29,129
35,000 2.852%,  5/7/2026
b
33,589
57,000 4.972%,  5/16/2029
b
57,208
Principal
Amount Long-Term Fixed Income (36.4%) Value
Financials (4.7%) - continued
Berkshire Hathaway Finance
Corporation
$ 41,000 2.875%,  3/15/2032 $ 37,109
Blackstone Private Credit Fund
60,000 4.000%,  1/15/2029
f
53,759
BNP Paribas SA
50,000 6.625%,  3/25/2024
b,f,i
50,367
57,000 2.819%,  11/19/2025
b,f
54,863
57,000 3.132%,  1/20/2033
b,f
48,891
Boston Properties, LP
37,000 2.550%,  4/1/2032 30,987
BPCE SA
29,000 2.375%,  1/14/2025
f
27,724
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 68,665
Canadian Imperial Bank of
Commerce
41,000 3.600%,  4/7/2032 37,975
Canpack SA/Canpack US LLC
80,000 3.125%,  11/1/2025
f
73,971
Capital One Bank USA NA
48,000 3.375%,  2/15/2023 48,274
44,000 2.280%,  1/28/2026
b
42,064
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
b,h,i
26,025
62,000 3.273%,  3/1/2030
b
56,364
Cascades USA, Inc.
45,000 5.125%,  1/15/2026
f
43,762
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
b,i
104,787
104,000 4.000%,  6/1/2026
b,i
94,302
25,000 5.000%,  6/1/2027
b,i
24,087
56,000 2.000%,  3/20/2028 50,539
40,000 2.900%,  3/3/2032 35,789
Chobani, LLC
37,000 7.500%,  4/15/2025
f
34,689
66,000 4.625%,  11/15/2028
f
59,400
Citigroup, Inc.
142,000 5.950%,  1/30/2023
b,i
142,000
96,000 3.352%,  4/24/2025
b
94,478
71,000 5.950%,  5/15/2025
b,i
69,403
72,000 5.500%,  9/13/2025 75,092
45,000 1.281%,  11/3/2025
b
42,081
72,000 4.000%,  12/10/2025
b,i
65,340
175,000 3.875%,  2/18/2026
b,i
158,081
50,000 4.150%,  11/15/2026
b,i
44,230
132,000 1.122%,  1/28/2027
b
117,817
77,000 1.462%,  6/9/2027
b
68,536
81,000 3.070%,  2/24/2028
b
76,093
150,000 4.075%,  4/23/2029
b
145,364
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
b,i
48,813
CNA Financial Corporation
38,000 3.950%,  5/15/2024 38,234
Coinbase Global, Inc.
32,000 3.375%,  10/1/2028
f
24,846
32,000 3.625%,  10/1/2031
f
23,639
Coinbase Global, Inc., Convertible
288,000 0.500%,  6/1/2026
f
230,544
Comerica, Inc.
36,000 5.625%,  7/1/2025
b,i
36,630

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Financials (4.7%) - continued
Commerzbank AG
$ 78,000 8.125%,  9/19/2023
f
$ 81,182
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
f
37,651
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
b,f
26,736
Corebridge Financial, Inc.
61,000 3.850%,  4/5/2029
f
58,239
41,000 3.900%,  4/5/2032
f
38,480
Corporate Office Properties, LP
78,000 2.250%,  3/15/2026 72,344
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
*
69,161
Credit Agricole SA
46,000 6.875%,  9/23/2024
b,f,i
46,230
37,000 3.250%,  1/14/2030
f
32,645
Credit Suisse Group AG
41,000 6.500%,  8/8/2023
f
42,025
36,000 7.500%,  12/11/2023
b,f,i
36,025
31,000 2.593%,  9/11/2025
b,f
29,567
26,000 7.250%,  9/12/2025
b,f,i
25,355
38,000 3.869%,  1/12/2029
b,f
35,493
Credit Suisse Group Funding
(Guernsey), Ltd.
114,000 3.800%,  9/15/2022 114,646
Dai-ichi Life Insurance Company,
Ltd.
126,000 5.100%,  10/28/2024
b,f,h,i
128,520
Deutsche Bank AG
127,000 2.129%,  11/24/2026
b
115,322
66,000 2.311%,  11/16/2027
b
58,361
61,000 3.742%,  1/7/2033
b
49,831
Discover Bank
75,000 4.682%,  8/9/2028
b
75,485
Drawbridge Special Opportunities
Fund, LP
90,000 3.875%,  2/15/2026
f
84,936
EPR Properties
59,000 3.600%,  11/15/2031 49,978
Fidelity National Financial, Inc.
52,000 5.500%,  9/1/2022 52,549
Fifth Third Bancorp
72,000 4.500%,  9/30/2025
b,i
69,834
Fifth Third Bank NA
38,000 3.850%,  3/15/2026 37,880
First Horizon Bank
57,000 5.750%,  5/1/2030 61,154
First Horizon National Corporation
34,000 3.550%,  5/26/2023 34,031
First-Citizens Bank & Trust
Company
84,000 6.125%,  3/9/2028 89,964
FNB Corporation
53,000 2.200%,  2/24/2023 52,536
Fortress Transportation and
Infrastructure Investors, LLC
40,000 6.500%,  10/1/2025
f
38,100
22,000 9.750%,  8/1/2027
f
22,446
30,000 5.500%,  5/1/2028
f
25,875
FS KKR Capital Corporation
40,000 3.400%,  1/15/2026 37,623
Principal
Amount Long-Term Fixed Income (36.4%) Value
Financials (4.7%) - continued
$ 38,000 2.625%,  1/15/2027 $ 34,062
FTI Consulting, Inc., Convertible
146,000 2.000%,  8/15/2023 231,468
Genworth Mortgage Holdings, Inc.
34,000 6.500%,  8/15/2025
f
33,826
Global Net Lease, Inc.
90,000 3.750%,  12/15/2027
f
80,794
Goldman Sachs Group, Inc.
57,000 0.627%,  11/17/2023
b
56,125
120,000 3.625%,  2/20/2024 120,223
190,000 5.500%,  8/10/2024
b,h,i
190,150
38,000 4.400%,  2/10/2025
b,i
35,530
25,000 3.500%,  4/1/2025 24,622
44,000 4.250%,  10/21/2025 43,988
43,000 0.855%,  2/12/2026
b
39,258
48,000 3.650%,  8/10/2026
b,i
41,640
50,000 4.125%,  11/10/2026
b,i
44,841
97,000 1.948%,  10/21/2027
b
87,113
40,000 2.640%,  2/24/2028
b
36,757
45,000 3.615%,  3/15/2028
b
43,184
75,000 3.814%,  4/23/2029
b
71,950
37,000 3.800%,  3/15/2030 34,951
37,000 2.615%,  4/22/2032
b
31,296
38,000 2.383%,  7/21/2032
b
31,405
Hartford Financial Services Group,
Inc.
37,000 2.800%,  8/19/2029 33,399
59,000
2.631%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
51,836
HSBC Holdings plc
59,000 3.803%,  3/11/2025
b
58,680
13,000 6.375%,  3/30/2025
b,i
13,056
36,000 2.633%,  11/7/2025
b
34,647
35,000 1.645%,  4/18/2026
b
32,440
35,000 1.589%,  5/24/2027
b
31,105
70,000 2.251%,  11/22/2027
b
63,319
84,000 6.500%,  3/23/2028
b,i
81,953
105,000 4.583%,  6/19/2029
b
102,987
100,000 4.600%,  12/17/2030
b,i
84,750
45,000 2.804%,  5/24/2032
b
37,904
38,000 6.500%,  9/15/2037 42,358
HUB International, Ltd.
24,000 7.000%,  5/1/2026
f
23,788
40,000 5.625%,  12/1/2029
f
36,700
Huntington Bancshares, Inc.
108,000 4.450%,  10/15/2027
b,i
103,419
Icahn Enterprises, LP
82,000 4.750%,  9/15/2024 79,950
40,000 6.375%,  12/15/2025 39,700
70,000 6.250%,  5/15/2026 69,399
20,000 5.250%,  5/15/2027 18,683
ING Groep NV
76,000 1.726%,  4/1/2027
b
68,377
Invitation Homes Operating
Partnership, LP
65,000 2.000%,  8/15/2031 52,041
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
f
47,750
iStar, Inc.
80,000 4.250%,  8/1/2025 76,250
iStar, Inc., Convertible
89,000 3.125%,  9/15/2022 109,426

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Financials (4.7%) - continued
J.P. Morgan Chase & Company
$ 72,000 6.000%,  8/1/2023
b,i
$ 72,180
72,000 6.750%,  2/1/2024
b,i
73,266
120,000 5.000%,  8/1/2024
b,i
113,724
64,000 3.875%,  9/10/2024 64,217
133,000 4.023%,  12/5/2024
b
133,601
134,000 4.600%,  2/1/2025
b,i
123,856
90,000 1.561%,  12/10/2025
b
84,718
20,000 2.083%,  4/22/2026
b
18,809
55,000 3.650%,  6/1/2026
b,i
49,363
162,000 1.045%,  11/19/2026
b
145,603
76,000 1.578%,  4/22/2027
b
68,751
82,000 2.947%,  2/24/2028
b
77,194
112,000 4.005%,  4/23/2029
b
109,244
38,000 2.069%,  6/1/2029
b
33,250
149,000 4.493%,  3/24/2031
b
148,503
40,000 2.963%,  1/25/2033
b
35,191
Jefferies Finance, LLC
65,000 5.000%,  8/15/2028
f
59,151
KeyBank NA
56,000 3.900%,  4/13/2029 53,738
Kilroy Realty, LP
77,000 4.375%,  10/1/2025 78,032
KKR Real Estate Finance Trust,
Inc., Convertible
40,000 6.125%,  5/15/2023 40,125
Life Storage, LP
40,000 2.400%,  10/15/2031 33,007
Lincoln National Corporation
40,000
2.826%,  (LIBOR 3M +
2.358%), 5/17/2022
b
33,700
37,000 3.800%,  3/1/2028 36,474
Lloyds Banking Group plc
60,000 3.900%,  3/12/2024 60,089
75,000 1.627%,  5/11/2027
b
67,176
86,000 3.369%,  12/14/2046
b
64,255
LPL Holdings, Inc.
55,000 4.000%,  3/15/2029
f
50,050
M&T Bank Corporation
50,000 3.500%,  9/1/2026
b,i
42,001
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
b,f
66,912
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 35,428
MetLife, Inc.
72,000 3.850%,  9/15/2025
b,i
68,566
140,000 5.875%,  3/15/2028
b,i
138,441
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 73,791
Mitsubishi UFJ Financial Group,
Inc.
73,000 3.455%,  3/2/2023 73,485
32,000 3.407%,  3/7/2024 31,953
35,000 1.412%,  7/17/2025 32,275
78,000 1.538%,  7/20/2027
b
69,719
56,000 3.741%,  3/7/2029 53,818
Mizuho Financial Group, Inc.
57,000 1.554%,  7/9/2027
b
50,915
82,000 2.564%,  9/13/2031 67,931
Morgan Stanley
74,000 3.125%,  1/23/2023 74,291
Principal
Amount Long-Term Fixed Income (36.4%) Value
Financials (4.7%) - continued
$ 61,000 4.100%,  5/22/2023 $ 61,672
29,000 0.560%,  11/10/2023
b
28,602
32,000 2.720%,  7/22/2025
b
31,112
79,000 1.164%,  10/21/2025
b
73,734
20,000 5.000%,  11/24/2025 20,531
35,000 2.630%,  2/18/2026
b
33,693
20,000 2.188%,  4/28/2026
b
18,862
126,000 0.985%,  12/10/2026
b
112,467
76,000 1.593%,  5/4/2027
b
68,340
80,000 1.512%,  7/20/2027
b
71,217
112,000 3.622%,  4/1/2031
b
104,799
40,000 2.943%,  1/21/2033
b
34,869
MPT Operating Partnership, LP
20,000 5.250%,  8/1/2026 20,030
60,000 4.625%,  8/1/2029 55,442
National Retail Properties, Inc.
37,000 2.500%,  4/15/2030 32,402
Nationstar Mortgage Holdings,
Inc.
46,000 6.000%,  1/15/2027
f
44,620
NatWest Group plc
32,000 6.125%,  12/15/2022 32,561
32,000 6.100%,  6/10/2023 32,804
54,000 4.269%,  3/22/2025
b
54,014
37,000 4.892%,  5/18/2029
b
36,826
57,000 3.754%,  11/1/2029
b
55,670
53,000 4.600%,  6/28/2031
b,i
44,400
Navient Corporation
40,000 5.500%,  1/25/2023 40,200
19,000 6.750%,  6/25/2025 18,953
20,000 5.000%,  3/15/2027 18,206
Nippon Life Insurance Company
142,000 5.100%,  10/16/2044
b,f
142,710
117,000 3.400%,  1/23/2050
b,f
106,616
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 50,486
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 37,593
38,000 3.375%,  2/1/2031 31,810
OneMain Finance Corporation
152,000 6.875%,  3/15/2025 152,760
30,000 3.500%,  1/15/2027 26,356
Owl Rock Capital Corporation
39,000 4.250%,  1/15/2026 37,648
Owl Rock Core Income
Corporation
61,000 4.700%,  2/8/2027
f
57,530
Owl Rock Technology Finance
Corporation
19,000 4.750%,  12/15/2025
f
18,415
56,000 3.750%,  6/17/2026
f
52,232
Park Intermediate Holdings, LLC
25,000 4.875%,  5/15/2029
f
22,900
PayPal Holdings, Inc.
38,000 2.850%,  10/1/2029 34,793
Pebblebrook Hotel Trust,
Convertible
149,000 1.750%,  12/15/2026 168,594
PennyMac Financial Services, Inc.
55,000 4.250%,  2/15/2029
f
44,216
Pine Street Trust I
37,000 4.572%,  2/15/2029
f
36,892

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Financials (4.7%) - continued
Playtika Holding Corporation
$ 55,000 4.250%,  3/15/2029
f
$ 49,553
PNC Bank NA
37,000 2.700%,  10/22/2029 33,186
PNC Financial Services Group,
Inc.
55,000 3.400%,  9/15/2026
b,h,i
47,300
35,000 6.000%,  5/15/2027
b,i
34,913
PRA Group, Inc.
33,000 7.375%,  9/1/2025
f
34,145
Principal Life Global Funding II
59,000 1.250%,  8/16/2026
f
52,868
Provident Financing Trust I
36,000 7.405%,  3/15/2038 41,085
Prudential Financial, Inc.
40,000 5.125%,  3/1/2052
b
38,900
60,000 5.625%,  6/15/2043
b
59,992
185,000 5.200%,  3/15/2044
b
179,913
36,000 3.700%,  10/1/2050
b
31,528
Radian Group, Inc.
40,000 4.875%,  3/15/2027 38,601
Realty Income Corporation
39,000 4.875%,  6/1/2026 40,319
56,000 3.950%,  8/15/2027 55,579
Regions Financial Corporation
72,000 5.750%,  6/15/2025
b,i
73,440
Reinsurance Group of America,
Inc.
56,000 4.700%,  9/15/2023 56,926
Rocket Mortgage Co-Issuer, Inc.
55,000 3.625%,  3/1/2029
f
47,025
Royal Bank of Canada
78,000 0.750%,  10/7/2024 73,194
Santander Holdings USA, Inc.
75,000 3.450%,  6/2/2025 73,625
41,000 2.490%,  1/6/2028
b
37,142
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
b
70,104
56,000 3.823%,  11/3/2028
b
53,268
Service Properties Trust
50,000 4.650%,  3/15/2024 47,125
56,000 7.500%,  9/15/2025 55,895
20,000 4.750%,  10/1/2026 17,200
23,000 4.950%,  2/15/2027 19,931
40,000 5.500%,  12/15/2027 36,400
Simon Property Group, LP
57,000 2.000%,  9/13/2024 55,247
78,000 2.650%,  7/15/2030 68,624
Societe Generale SA
36,000 2.625%,  10/16/2024
f
34,846
72,000 8.000%,  9/29/2025
b,f,i
75,046
35,000 1.488%,  12/14/2026
b,f
31,086
Spirit Realty, LP
88,000 2.100%,  3/15/2028 76,603
Standard Chartered plc
43,000 1.319%,  10/14/2023
b,f
42,583
35,000 0.991%,  1/12/2025
b,f
33,227
35,000 6.000%,  7/26/2025
b,f,i
34,781
59,000 2.608%,  1/12/2028
b,f
53,339
Principal
Amount Long-Term Fixed Income (36.4%) Value
Financials (4.7%) - continued
Starwood Property Trust, Inc.,
Convertible
$ 77,000 4.375%,  4/1/2023 $ 76,904
State Street Corporation
28,000 2.354%,  11/1/2025
b
27,179
Sumitomo Life Insurance Company
150,000 3.375%,  4/15/2081
b,f
138,000
Sumitomo Mitsui Financial Group,
Inc.
32,000 2.778%,  10/18/2022 32,103
36,000 2.448%,  9/27/2024 34,957
59,000 2.174%,  1/14/2027 54,146
56,000 3.544%,  1/17/2028 53,975
56,000 2.142%,  9/23/2030 45,664
Sumitomo Mitsui Trust Bank, Ltd.
29,000 1.050%,  9/12/2025
f
26,438
Summit Hotel Properties, Inc.,
Convertible
97,000 1.500%,  2/15/2026 99,280
SVB Financial Group
88,000 4.000%,  5/15/2026
b,i
76,534
72,000 4.250%,  11/15/2026
b,i
62,325
Synchrony Financial
34,000 4.250%,  8/15/2024 33,964
75,000 3.700%,  8/4/2026 71,725
Truist Bank
36,000 2.250%,  3/11/2030 31,109
Truist Financial Corporation
122,000 4.950%,  9/1/2025
b,i
121,848
38,000 1.887%,  6/7/2029
b
33,283
UBS Group AG
85,000 1.364%,  1/30/2027
b,f
76,264
UDR, Inc.
83,000 3.000%,  8/15/2031 73,577
United Wholesale Mortgage, LLC
60,000 5.500%,  4/15/2029
f
49,780
USB Realty Corporation
168,000
2.191%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
137,004
Ventas Realty, LP
32,000 3.750%,  5/1/2024 32,058
VICI Properties, LP
80,000 4.750%,  2/15/2028 79,674
VICI Properties, LP/VICI Note
Company, Inc.
80,000 4.625%,  6/15/2025
f
78,550
60,000 4.250%,  12/1/2026
f
56,858
79,000 5.750%,  2/1/2027
f
79,002
38,000 3.750%,  2/15/2027
f
35,044
40,000 4.625%,  12/1/2029
f
37,560
Wells Fargo & Company
64,000 4.125%,  8/15/2023 64,754
44,000 1.654%,  6/2/2024
b
43,251
90,000 2.406%,  10/30/2025
b
86,440
232,000 3.900%,  3/15/2026
b,i
211,688
84,000 2.188%,  4/30/2026
b
79,345
40,000
1.544%,  (LIBOR 3M +
0.500%), 1/15/2027
b
38,081
41,000 3.526%,  3/24/2028
b
39,355
88,000 3.584%,  5/22/2028
b
84,346
88,000 4.478%,  4/4/2031
b
87,643

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Financials (4.7%) - continued
Welltower, Inc.
$ 39,000 2.050%,  1/15/2029 $ 33,867
56,000 2.800%,  6/1/2031 49,529
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
b
52,649
Willis North America, Inc.
74,000 4.500%,  9/15/2028 73,777
Total 20,413,746
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
35,000 2.150%,  5/13/2025
f
33,623
Total 33,623
Mortgage-Backed Securities (14.8%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
9,625,000 2.000%,  5/1/2037
e
9,017,857
6,975,000 2.500%,  5/1/2037
e
6,673,931
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,960,127 2.000%,  3/1/2051 2,620,336
9,650,000 2.000%,  5/1/2052
e
8,511,979
16,050,000 2.500%,  5/1/2052
e
14,641,134
13,875,000 3.000%,  5/1/2049
e
13,082,627
10,050,000 3.500%,  5/1/2049
e
9,746,145
Total 64,294,009
Technology (1.0%)
Akamai Technologies, Inc.,
Convertible
70,000 0.125%,  5/1/2025 87,640
191,000 0.375%,  9/1/2027 210,100
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 17,233
Apple, Inc.
113,000 2.200%,  9/11/2029 102,575
81,000 1.650%,  2/8/2031 68,361
Baidu, Inc.
20,000 3.075%,  4/7/2025 19,529
Black Knight InfoServ, LLC
72,000 3.625%,  9/1/2028
f
66,776
Block, Inc., Convertible
16,000 0.500%,  5/15/2023 22,640
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
75,000 3.125%,  1/15/2025 73,827
56,000 3.875%,  1/15/2027 54,619
Broadcom, Inc.
41,000 4.000%,  4/15/2029
f
39,080
CommScope Technologies
Finance, LLC
59,000 6.000%,  6/15/2025
f
51,625
CommScope, Inc.
45,000 7.125%,  7/1/2028
f,h
35,887
Dell International, LLC
22,000 5.450%,  6/15/2023 22,480
56,000 5.850%,  7/15/2025 58,790
Principal
Amount Long-Term Fixed Income (36.4%) Value
Technology (1.0%) - continued
$ 28,000 5.300%,  10/1/2029 $ 28,855
Fiserv, Inc.
60,000 2.750%,  7/1/2024 59,080
87,000 4.200%,  10/1/2028 85,662
Gartner, Inc.
40,000 3.625%,  6/15/2029
f
35,800
70,000 3.750%,  10/1/2030
f
62,426
Global Payments, Inc.
18,000 2.650%,  2/15/2025 17,370
37,000 3.200%,  8/15/2029 33,657
Hewlett Packard Enterprise
Company
36,000 2.250%,  4/1/2023 35,806
InterDigital, Inc., Convertible
35,000 2.000%,  6/1/2024 34,978
Intuit, Inc.
29,000 0.950%,  7/15/2025 26,863
Iron Mountain, Inc.
120,000 5.000%,  7/15/2028
f
113,680
5,000 4.875%,  9/15/2029
f
4,580
60,000 4.500%,  2/15/2031
f
51,412
Jabil, Inc.
41,000 4.250%,  5/15/2027
e
40,612
Lam Research Corporation
42,000 1.900%,  6/15/2030 35,887
Lumentum Holdings, Inc.,
Convertible
148,000 0.250%,  3/15/2024 209,790
Marvell Technology, Inc.
37,000 4.200%,  6/22/2023 37,343
37,000 2.950%,  4/15/2031 32,133
Microchip Technology, Inc.,
Convertible
64,000 1.625%,  2/15/2027 118,960
Micron Technology, Inc.
74,000 4.975%,  2/6/2026 75,812
Minerva Merger Sub, Inc.
62,000 6.500%,  2/15/2030
f
57,067
MSCI, Inc.
55,000 4.000%,  11/15/2029
f
50,658
NCR Corporation
137,000 6.125%,  9/1/2029
f
131,178
Nielsen Finance, LLC
40,000 4.500%,  7/15/2029
f
37,802
NortonLifeLock, Inc., Convertible
155,000 2.000%,  8/15/2022 191,735
NVIDIA Corporation
19,000 2.850%,  4/1/2030 17,691
NXP BV/NXP Funding, LLC
40,000 4.875%,  3/1/2024
f
40,766
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
14,000 2.700%,  5/1/2025
f
13,383
37,000 4.300%,  6/18/2029
f
36,064
Open Text Corporation
70,000 4.125%,  2/15/2030
f
62,125
Oracle Corporation
94,000 2.500%,  4/1/2025 89,641
94,000 2.950%,  4/1/2030 81,095
Panasonic Corporation
54,000 2.536%,  7/19/2022
f
53,957

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
Technology (1.0%) - continued
Progress Software Corporation,
Convertible
$ 19,000 1.000%,  4/15/2026 $ 19,086
PTC, Inc.
30,000 3.625%,  2/15/2025
f
29,063
35,000 4.000%,  2/15/2028
f
32,438
Qorvo, Inc.
113,000 3.375%,  4/1/2031
f
94,647
Rackspace Technology Global,
Inc.
65,000 5.375%,  12/1/2028
f
52,957
Sabre GLBL, Inc., Convertible
19,000 4.000%,  4/15/2025 29,051
Salesforce.com, Inc.
39,000 1.950%,  7/15/2031 33,441
Seagate HDD Cayman
102,000 3.125%,  7/15/2029 86,156
80,000 3.375%,  7/15/2031 65,038
Sensata Technologies, Inc.
105,000 3.750%,  2/15/2031
f
88,782
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
f
19,150
SS&C Technologies, Inc.
144,000 5.500%,  9/30/2027
f
141,126
Switch, Ltd.
60,000 3.750%,  9/15/2028
f
56,250
Tencent Holdings, Ltd.
45,000 2.880%,  4/22/2031
f,h
39,249
Teradyne, Inc., Convertible
11,000 1.250%,  12/15/2023 36,636
Verint Systems, Inc., Convertible
53,000 0.250%,  4/15/2026 55,862
Viavi Solutions, Inc.
49,000 3.750%,  10/1/2029
f
44,087
Viavi Solutions, Inc., Convertible
20,000 1.000%,  3/1/2024 23,863
Vishay Intertechnology, Inc.,
Convertible
109,000 2.250%,  6/15/2025 106,340
VMware, Inc.
80,000 1.400%,  8/15/2026 71,706
54,000 2.200%,  8/15/2031 43,942
Ziff Davis, Inc., Convertible
159,000 1.750%,  11/1/2026
f
169,415
Total 4,273,315
Transportation (0.5%)
AerCap Holdings NV
32,000 5.875%,  10/10/2079
b
30,000
Air Canada
15,000 3.875%,  8/15/2026
f
13,870
Air Canada Pass Through Trust
10,177 3.875%,  3/15/2023
f
10,040
Air Lease Corporation
29,000 2.300%,  2/1/2025 27,564
17,000 3.375%,  7/1/2025 16,404
46,000 3.125%,  12/1/2030 39,729
Air Transport Services Group, Inc.,
Convertible
67,000 1.125%,  10/15/2024 76,253
Principal
Amount Long-Term Fixed Income (36.4%) Value
Transportation (0.5%) - continued
American Airlines, Inc.
$ 95,000 11.750%,  7/15/2025
f
$ 109,250
134,000 5.500%,  4/20/2026
f
132,827
Aon Corporation/Aon Global
Holdings plc
38,000 2.600%,  12/2/2031 32,866
Avis Budget Car Rental, LLC
55,000 5.375%,  3/1/2029
f,h
51,562
Canadian Pacific Railway
Company
76,000 1.750%,  12/2/2026 69,741
38,000 2.450%,  12/2/2031 33,053
CSX Corporation
37,000 4.250%,  3/15/2029 37,210
Delta Air Lines, Inc.
28,000 7.000%,  5/1/2025
f
29,971
81,083 4.500%,  10/20/2025
f
80,534
11,000 7.375%,  1/15/2026 11,715
82,000 4.375%,  4/19/2028 76,731
Greenbrier Companies, Inc.,
Convertible
60,000 2.875%,  4/15/2028 60,990
Hawaiian Brand Intellectual
Property, Ltd.
13,000 5.750%,  1/20/2026
f
12,677
Hertz Corporation
40,000 4.625%,  12/1/2026
f
36,461
49,000 5.000%,  12/1/2029
f
42,875
JetBlue Airways Corporation,
Convertible
145,000 0.500%,  4/1/2026
f
117,899
Meritor, Inc., Convertible
153,000 3.250%,  10/15/2037 167,535
Mileage Plus Holdings, LLC
113,000 6.500%,  6/20/2027
f
115,258
Penske Truck Leasing Company,
LP
30,000 1.200%,  11/15/2025
f
27,230
39,000 1.700%,  6/15/2026
f
35,367
Ryder System, Inc.
46,000 2.850%,  3/1/2027 43,409
Southwest Airlines Company
36,000 5.125%,  6/15/2027 37,319
44,000 2.625%,  2/10/2030 38,142
Southwest Airlines Company,
Convertible
219,000 1.250%,  5/1/2025 299,044
Union Pacific Corporation
55,000 3.750%,  7/15/2025 55,514
37,000 2.150%,  2/5/2027 34,628
United Airlines Pass Through Trust
60,000 3.700%,  12/1/2022 60,228
United Airlines, Inc.
82,000 4.375%,  4/15/2026
f
79,171
43,000 4.625%,  4/15/2029
f
39,453
VistaJet Malta Finance plc
56,000 6.375%,  2/1/2030
f
48,870
XPO Logistics, Inc.
14,000 6.250%,  5/1/2025
f
14,314
Total 2,245,704

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.4%) Value
U.S. Government & Agencies (2.5%)
U.S. Treasury Bonds
$ 870,000 1.375%,  11/15/2031 $ 759,755
U.S. Treasury Notes
1,490,000 0.125%,  2/28/2023 1,467,417
1,020,000 0.125%,  4/30/2023 999,680
3,200,000 0.125%,  2/15/2024 3,059,125
1,050,000 0.500%,  3/31/2025 980,437
1,990,000 0.500%,  2/28/2026 1,813,776
590,000 0.500%,  4/30/2027 523,210
1,580,000 1.125%,  2/29/2028 1,425,950
Total 11,029,350
Utilities (0.7%)
AES Corporation
73,000 3.950%,  7/15/2030
f
68,510
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
b
41,151
Ameren Corporation
46,000 1.750%,  3/15/2028 40,920
American Electric Power
Company, Inc.
60,000 2.031%,  3/15/2024 58,415
38,000 2.300%,  3/1/2030 32,632
Berkshire Hathaway Energy
Company
53,000 4.050%,  4/15/2025 53,682
Calpine Corporation
52,000 4.500%,  2/15/2028
f
48,137
CenterPoint Energy, Inc.
36,000 2.500%,  9/1/2024 35,009
57,000 1.450%,  6/1/2026 51,852
57,000 2.650%,  6/1/2031 49,942
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
49,000 5.500%,  6/15/2031
f
45,193
Dominion Energy, Inc.
32,000 3.071%,  8/15/2024 31,577
124,000 4.650%,  12/15/2024
b,i
118,420
46,000 3.375%,  4/1/2030 42,594
Duke Energy Corporation
49,000 3.250%,  1/15/2082
b
41,680
16,000 4.875%,  9/16/2024
b,i
15,840
88,000 3.150%,  8/15/2027 84,550
46,000 2.450%,  6/1/2030 40,095
Edison International
52,000 4.950%,  4/15/2025 52,903
50,000 5.000%,  12/15/2026
b,i
45,256
Enel Finance International NV
80,000 1.375%,  7/12/2026
f
71,604
Entergy Corporation
29,000 0.900%,  9/15/2025 26,252
38,000 1.900%,  6/15/2028 33,060
Evergy, Inc.
36,000 2.450%,  9/15/2024 34,838
Exelon Corporation
38,000 4.050%,  4/15/2030 37,183
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
f
94,044
FirstEnergy Corporation
56,000 3.350%,  7/15/2022 55,860
Principal
Amount Long-Term Fixed Income (36.4%) Value
Utilities (0.7%) - continued
$ 40,000 7.375%,  11/15/2031 $ 45,872
Georgia Power Company
29,000 2.100%,  7/30/2023 28,709
Jersey Central Power & Light
Company
19,000 2.750%,  3/1/2032
f
16,686
National Rural Utilities Cooperative
Finance Corporation
70,000 3.450%,  6/15/2025
e
69,649
NextEra Energy Capital Holdings,
Inc.
39,000 3.800%,  3/15/2082
b
33,935
38,000 2.250%,  6/1/2030 32,461
NextEra Energy Operating
Partners, LP
90,000 3.875%,  10/15/2026
f
84,938
NextEra Energy Partners, LP,
Convertible
216,000 Zero Coupon,  11/15/2025
f
209,196
NiSource, Inc.
48,000 5.650%,  6/15/2023
b,i
46,320
37,000 2.950%,  9/1/2029 33,380
NRG Energy, Inc.
48,000 2.000%,  12/2/2025
f
44,604
95,000 3.375%,  2/15/2029
f
80,512
30,000 5.250%,  6/15/2029
f
28,256
NRG Energy, Inc., Convertible
103,000 2.750%,  6/1/2048 108,984
PG&E Corporation
58,000 5.000%,  7/1/2028 53,371
Public Service Enterprise Group,
Inc.
37,000 1.600%,  8/15/2030 29,959
Sempra Energy
72,000 4.875%,  10/15/2025
b,i
70,920
56,000 3.400%,  2/1/2028 53,716
Southern Company
101,000 4.000%,  1/15/2051
b
95,966
90,000 3.750%,  9/15/2051
b
81,000
Suburban Propane Partners, LP
80,000 5.875%,  3/1/2027 80,000
10,000 5.000%,  6/1/2031
f
9,094
TerraForm Power Operating, LLC
95,000 5.000%,  1/31/2028
f
88,721
TransCanada Trust
125,000 5.875%,  8/15/2076
b
125,291
Vistra Operations Company, LLC
80,000 5.000%,  7/31/2027
f
76,200
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 44,368
Total 3,023,307
Total Long-Term Fixed Income
(cost $166,013,168) 157,732,100
Shares Common Stock ( 32.3% ) Value
Communications Services (2.2%)
332 Alphabet, Inc., Class A
l
757,687
1,454 Alphabet, Inc., Class C
l
3,343,226
19,479 AT&T, Inc. 367,374
281 Charter Communications, Inc.
l
120,406
25,392 Comcast Corporation 1,009,586

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (32.3%) Value
Communications Services (2.2%) - continued
6,578 DISH Network Corporation
l
$ 187,539
1,516 Electronic Arts, Inc. 178,964
5,675 Live Nation Entertainment, Inc.
l
595,194
939 Meta Platforms, Inc.
l
188,241
403 Paramount Global 11,735
15,554 QuinStreet, Inc.
l
147,919
178 RingCentral, Inc.
l
15,103
15,850 Twitter, Inc.
l
776,967
18,804 Verizon Communications, Inc. 870,625
4,611 Walt Disney Company
l
514,726
26,845 Warner Bros. Discovery, Inc.
l
487,237
518 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,l
8,547
Total 9,581,076
Consumer Discretionary (3.6%)
1,261 Amazon.com, Inc.
l
3,134,379
7,935 Aptiv plc
l
844,284
201 AutoZone, Inc.
l
393,050
858 Bloomin' Brands, Inc. 18,867
112 Booking Holdings, Inc.
l
247,555
2,881 Caesars Entertainment, Inc.
l
190,953
1,036 Callaway Golf Company
l
22,730
1,482 Carvana Company
l
85,897
5,209 Cedar Fair, LP
l
278,369
551 Chipotle Mexican Grill, Inc.
l
802,041
2,834 Cimpress plc
l
143,145
9,603 Clarus Corporation 214,627
17,587 Cooper-Standard Holdings, Inc.
l
81,076
4,886 D.R. Horton, Inc. 340,017
522 Dick's Sporting Goods, Inc. 50,331
760 Emerald Holding, Inc.
l
2,044
16,217 Everi Holdings, Inc.
l
281,527
2,344 Expedia Group, Inc.
l
409,614
12,180 Ford Motor Company 172,469
6,565 General Motors Company
l
248,879
1,603 Grand Canyon Education, Inc.
l
153,840
6,708 Harley-Davidson, Inc. 244,507
1,918 Home Depot, Inc. 576,167
6,944 Leggett & Platt, Inc. 247,415
7,492 Libbey, Inc.
c,l
112,380
3,925 Lowe's Companies, Inc. 776,090
1,184 Lululemon Athletica, Inc.
l
419,882
7,593 Macy's, Inc. 183,523
1,385 McDonald's Corporation 345,087
4,990 Miller Industries, Inc. 133,782
1,880 NIKE, Inc. 234,436
115 NVR, Inc.
l
503,264
618 RH
l
207,722
2,969 Ross Stores, Inc. 296,217
778 Six Flags Entertainment
Corporation
l
29,774
2,934 Sleep Number Corporation
l
119,003
4,661 Sony Group Corporation ADR 401,079
6,741 Stoneridge, Inc.
l
132,865
1,214 Target Corporation 277,581
2,275 Tesla, Inc.
l
1,980,979
13,585 ThredUp, Inc.
l
89,525
875 Under Armour, Inc., Class C
l
12,416
368 Vail Resorts, Inc. 93,531
4,836 Zumiez, Inc.
l
177,143
Total 15,710,062
Shares Common Stock (32.3%) Value
Consumer Staples (1.6%)
4,869 BJ's Wholesale Club Holdings,
Inc.
l
$ 313,320
152 Coca-Cola Company 9,821
1,321 Costco Wholesale Corporation 702,402
1,528 Estee Lauder Companies, Inc. 403,484
8,438 Hain Celestial Group, Inc.
l
283,011
2,702 John B. Sanfilippo & Son, Inc. 209,783
1,297 Kimberly-Clark Corporation 180,062
12,068 Lamb Weston Holdings, Inc. 797,695
843 Monster Beverage Corporation
l
72,228
116 PepsiCo, Inc. 19,918
8,361 Philip Morris International, Inc. 836,100
20,201 Primo Water Corporation 295,743
2,171 Procter & Gamble Company 348,554
3,882 Sysco Corporation 331,833
6,365 Turning Point Brands, Inc. 199,797
11,135 Walmart, Inc. 1,703,544
Total 6,707,295
Energy (1.5%)
10,855 BP plc ADR 311,756
577 CNX Resources Corporation
l
11,857
6,502 ConocoPhillips 621,071
23,305 Devon Energy Corporation 1,355,652
19,174 Enterprise Products Partners, LP 496,798
2,328 EOG Resources, Inc. 271,817
4,686 EQT Corporation 186,269
10,771 Exxon Mobil Corporation 918,228
11,136 Halliburton Company 396,664
5,986 Helmerich & Payne, Inc. 275,536
3,817 Marathon Petroleum Corporation 333,071
3,432 Pioneer Natural Resources
Company 797,837
9,303 Schlumberger, Ltd. 362,910
2,810 Valero Energy Corporation 313,259
Total 6,652,725
Financials (4.7%)
8,901 Air Lease Corporation 358,532
15,289 Ally Financial, Inc. 610,948
4,595 American Express Company 802,792
11,675 Arch Capital Group, Ltd.
l
533,197
4,772 Assured Guaranty, Ltd. 263,176
22,020 Bank of America Corporation 785,674
130 Bank of Marin Bancorp 4,064
5,452 Bank of N.T. Butterfield & Son, Ltd. 174,628
1,523 Berkshire Hathaway, Inc.
l
491,670
1,600 BlackRock TCP Capital
Corporation 21,920
696 BlackRock, Inc. 434,777
2,249 Blackstone Mortgage Trust, Inc. 67,560
12,611 Bridgewater Bancshares, Inc.
l
202,028
366 Brighthouse Financial, Inc.
l
18,798
10,244 Byline Bancorp, Inc. 240,324
2,418 Capital One Financial Corporation 301,331
987 Central Pacific Financial
Corporation 23,866
15,608 Charles Schwab Corporation 1,035,279
3,144 Chubb, Ltd. 649,079
10,079 Citigroup, Inc. 485,909
1,052 Coinbase Global, Inc.
l
118,571
11,465 Columbia Banking System, Inc. 321,937
4,442 Comerica, Inc. 363,800
799 Community Trust Bancorp, Inc. 31,808

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (32.3%) Value
Financials (4.7%) - continued
224 Customers Bancorp, Inc.
l
$ 9,424
2,152 Discover Financial Services 242,014
1,132 East West Bancorp, Inc. 80,712
1,418 Ellington Residential Mortgage
REIT 12,450
5,610 Enterprise Financial Services
Corporation 247,794
22,888 Equitable Holdings, Inc. 659,861
248 FactSet Research Systems, Inc. 100,066
230 Financial Institutions, Inc. 6,403
180 First Mid-Illinois Bancshares, Inc. 6,487
184 Flushing Financial Corporation 3,956
734 FS KKR Capital Corporation 15,377
32 Fulton Financial Corporation 485
3,104 Glacier Bancorp, Inc. 142,039
1,235 Golub Capital BDC, Inc. 18,426
912 Great Southern Bancorp, Inc. 51,747
2,469 Hanmi Financial Corporation 57,157
179 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 7,158
9,337 Heartland Financial USA, Inc. 408,680
660 Hometrust Bancshares, Inc. 17,840
11,910 Hope Bancorp, Inc. 170,313
1,891 Houlihan Lokey, Inc. 157,501
348 Independent Bank Corporation 6,870
6,350 J.P. Morgan Chase & Company 757,936
2,141 Kinsale Capital Group, Inc. 474,638
3,256 KKR & Company, Inc. 165,958
2,409 M&T Bank Corporation 401,436
1,467 Marsh & McLennan Companies,
Inc. 237,214
3,650 MetLife, Inc. 239,732
1,958 MidWestOne Financial Group, Inc. 58,505
1,332 Moody's Corporation 421,551
7,359 Morgan Stanley 593,062
7,916 New York Community Bancorp,
Inc. 73,144
341 OceanFirst Financial Corporation 6,387
1,082 PacWest Bancorp 35,587
127 Peapack-Gladstone Financial
Corporation 3,936
540 Popular, Inc. 42,115
1,333 Primerica, Inc. 172,703
11,966 Radian Group, Inc. 255,953
8,074 Raymond James Financial, Inc. 786,892
435 RLI Corporation 49,929
2,201 S&P Global, Inc. 828,676
7,323 Seacoast Banking Corporation of
Florida 237,997
1,838 Selective Insurance Group, Inc. 151,378
4,768 State Street Corporation 319,313
5,412 Synovus Financial Corporation 224,814
2,274 Texas Capital Bancshares, Inc.
l
116,793
3,919 Triumph Bancorp, Inc.
l
272,135
8,891 Truist Financial Corporation 429,880
394 TrustCo Bank Corporation NY 12,273
360 Washington Federal, Inc. 10,955
14,105 Wells Fargo & Company 615,401
7,896 Western Alliance Bancorp 600,965
8,913 Zions Bancorporation NA 503,674
844 Zurich Insurance Group AG 384,248
Total 20,249,608
Health Care (4.1%)
5,804 Abbott Laboratories 658,754
Shares Common Stock (32.3%) Value
Health Care (4.1%) - continued
4,365 AbbVie, Inc. $ 641,131
2,204 Agilent Technologies, Inc. 262,871
479 Align Technology, Inc.
l
138,867
1,722 Amgen, Inc. 401,553
2,954 Anthem, Inc. 1,482,701
6,542 AstraZeneca plc ADR 434,389
2,749 Baxter International, Inc. 195,344
1,504 Becton, Dickinson and Company 371,774
1,383 Biogen, Inc.
l
286,890
1,714 Biohaven Pharmaceutical Holding
Company, Ltd.
l
152,837
731 Bio-Techne Corporation 277,553
408 Boston Scientific Corporation
l
17,181
234 Bristol-Myers Squibb Company 17,613
4,141 Centene Corporation
l
333,558
1,928 Cigna Holding Company 475,792
3,085 CVS Health Corporation 296,561
3,059 Danaher Corporation 768,207
6,046 Edwards Lifesciences Corporation
l
639,546
279 Embecta Corporation
l
8,490
3,041 Gilead Sciences, Inc. 180,453
5,117 GlaxoSmithKline plc ADR 231,698
7,836 Halozyme Therapeutics, Inc.
l
312,656
1,869 HCA Healthcare, Inc. 400,994
235 Henry Schein, Inc.
l
19,059
3,367 Hologic, Inc.
l
242,390
77 Illumina, Inc.
l
22,842
970 Insulet Corporation
l
231,820
1,818 Intuitive Surgical, Inc.
l
435,047
12,752 Ionis Pharmaceuticals, Inc.
l
468,764
342 IQVIA Holding, Inc.
l
74,553
100 Jazz Pharmaceuticals, Inc.
l
16,022
7,240 Johnson & Johnson 1,306,530
10,845 Lantheus Holdings, Inc.
l
720,216
8,292 Medtronic plc 865,353
10,334 Merck & Company, Inc. 916,522
3,295 Novo Nordisk AS ADR 375,630
6,342 NuVasive, Inc.
l
326,233
4,660 Progyny, Inc.
l
179,177
2,339 Stryker Corporation 564,307
7,620 Syneos Health, Inc.
l
556,946
390 Teleflex, Inc. 111,392
919 Thermo Fisher Scientific, Inc. 508,133
23,784 Viemed Healthcare, Inc.
l
118,444
2,345 Zimmer Biomet Holdings, Inc. 283,159
3,210 Zoetis, Inc. 568,973
Total 17,898,925
Industrials (4.0%)
3,455 3M Company 498,278
2,533 Advanced Drainage Systems, Inc. 259,531
1,162 Aerojet Rocketdyne Holdings, Inc.
l
46,457
3,139 AMETEK, Inc. 396,330
2,698 ASGN, Inc.
l
306,088
13,737 Badger Infrastructure Solutions,
Ltd. 318,122
1,535 Carlisle Companies, Inc. 398,118
184 Caterpillar, Inc. 38,739
1,066 Chart Industries, Inc.
l
179,962
962 Cintas Corporation 382,164
12,528 CNH Industrial NV 177,772
6,575 Crane Company 632,712
18,291 CSX Corporation 628,113
2,551 Curtiss-Wright Corporation 364,563
354 Deere & Company 133,653

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (32.3%) Value
Industrials (4.0%) - continued
10,473 Delta Air Lines, Inc.
l
$ 450,653
16,473 Dun & Bradstreet Holdings, Inc.
l
260,109
2,596 Emerson Electric Company 234,107
3,220 Forward Air Corporation 312,243
567 FTI Consulting, Inc.
l
89,422
2,108 General Dynamics Corporation 498,605
101 Gorman-Rupp Company 3,218
4,413 Greenbrier Companies, Inc.
h
188,479
2,274 Helios Technologies, Inc. 152,767
2,117 Honeywell International, Inc. 409,661
9,762 Howmet Aerospace, Inc. 333,079
1,372 IDEX Corporation 260,433
842 Illinois Tool Works, Inc. 165,967
8,088 Janus International Group, Inc.
l
76,513
986 JetBlue Airways Corporation
l
10,856
6,103 Johnson Controls International plc 365,387
1,452 Kaman Corporation 56,643
1,866 L3Harris Technologies, Inc. 433,397
2,279 Lincoln Electric Holdings, Inc. 307,050
781 Linde plc 243,641
720 Lockheed Martin Corporation 311,126
3,795 ManpowerGroup, Inc. 342,309
2,181 Meritor, Inc.
l
78,320
1,511 Middleby Corporation
l
232,528
10,085 NAPCO Security Technologies,
Inc.
l
176,488
1,527 Norfolk Southern Corporation 393,783
1,585 Old Dominion Freight Line, Inc. 443,990
1,531 Parker-Hannifin Corporation 414,625
367 Patrick Industries, Inc. 22,846
3,798 Quanta Services, Inc. 440,492
3,798 Raytheon Technologies
Corporation 360,468
2,431 Regal Rexnord Corporation 309,320
7,068 Southwest Airlines Company
l
330,217
7,746 Sun Country Airlines Holdings,
Inc.
l
213,093
364 Teledyne Technologies, Inc.
l
157,084
3,092 Tennant Company 199,681
5,549 Timken Company 319,844
18,048 Uber Technologies, Inc.
l
568,151
3,240 Union Pacific Corporation 759,100
3,468 United Parcel Service, Inc. 624,171
2,482 United Rentals, Inc.
l
785,603
2,078 WESCO International, Inc.
l
256,134
Total 17,352,205
Information Technology (6.8%)
1,129 Accenture plc 339,106
66 Adobe, Inc.
l
26,133
1,771 Advanced Energy Industries, Inc. 135,517
5,244 Agilysys, Inc.
l
193,032
268 Akamai Technologies, Inc.
l
30,091
2,220 Amphenol Corporation 158,730
1,020 ANSYS, Inc.
l
281,204
31,883 Apple, Inc. 5,026,355
4,396 AppLovin Corporation
l
167,707
881 Autodesk, Inc.
l
166,756
1,088 Axcelis Technologies, Inc.
l
59,242
3,319 BigCommerce Holdings, Inc.
l
59,311
1,104 Bill.com Holdings, Inc.
l
188,464
9,485 Block, Inc.
l
944,137
1,296 Broadcom, Inc. 718,489
21 CACI International, Inc.
l
5,571
4,391 Calix, Inc.
l
175,245
Shares Common Stock (32.3%) Value
Information Technology (6.8%) - continued
9,303 Ciena Corporation
l
$ 513,247
19,476 Cisco Systems, Inc. 953,934
3,687 Computer Services, Inc. 187,595
2,131 Dolby Laboratories, Inc. 165,089
11,079 Dropbox, Inc.
l
240,968
143 Euronet Worldwide, Inc.
l
17,396
6,132 Fidelity National Information
Services, Inc. 607,988
722 FLEETCOR Technologies, Inc.
l
180,153
17,655 Gilat Satellite Networks, Ltd.
h,l
129,764
1,515 II-VI, Inc.
l
92,733
623 KLA-Tencor Corporation 198,899
13,478 Knowles Corporation
l
249,613
580 Lam Research Corporation 270,141
813 Littelfuse, Inc. 186,380
45 Lumentum Holdings, Inc.
l
3,654
1,388 Mastercard, Inc. 504,371
5,797 Microchip Technology, Inc. 377,964
21,864 Microsoft Corporation 6,067,697
5,724 National Instruments Corporation 206,865
1,405 NICE, Ltd. ADR
l
290,006
1,038 NortonLifeLock, Inc. 25,992
7,997 NVIDIA Corporation 1,483,204
4,281 ON Semiconductor Corporation
l
223,083
6,376 PayPal Holdings, Inc.
l
560,642
1,138 Qorvo, Inc.
l
129,482
8,059 QUALCOMM, Inc. 1,125,762
9,587 Sabre Corporation
l
100,376
4,776 Salesforce, Inc.
l
840,289
10,887 Samsung Electronics Company,
Ltd. 580,207
1,700 ServiceNow, Inc.
l
812,770
3,547 Skyworks Solutions, Inc. 401,875
15,678 Sonos, Inc.
l
357,772
698 SunPower Corporation
l
11,524
485 TE Connectivity, Ltd. 60,518
22,547 Telefonaktiebolaget LM Ericsson
ADR 179,474
6,397 Texas Instruments, Inc. 1,089,089
5,065 Trimble, Inc.
l
337,836
3,363 TTEC Holdings, Inc. 248,223
35,455 TTM Technologies, Inc.
l
494,597
320 Western Digital Corporation
l
16,982
2,544 Workiva, Inc.
l
245,521
189 Ziff Davis, Inc.
l
16,700
Total 29,461,465
Materials (1.4%)
8,261 Ashland Global Holdings, Inc. 867,157
10,632 Axalta Coating Systems, Ltd.
l
269,734
4,434 Ball Corporation 359,863
7,872 Carpenter Technology Corporation 300,553
4,536 CF Industries Holdings, Inc. 439,221
1,497 Crown Holdings, Inc. 164,730
2,663 Eastman Chemical Company 273,410
4,990 Ingevity Corporation
l
298,901
30,331 Ivanhoe Mines, Ltd.
l
243,186
2,333 LyondellBasell Industries NV 247,368
2,623 Nucor Corporation 405,988
3,029 PPG Industries, Inc. 387,682
548 Reliance Steel & Aluminum
Company 108,641
1,506 Sherwin-Williams Company 414,090
6,494 Steel Dynamics, Inc. 556,860
4,262 UFP Technologies, Inc.
l
292,672

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (32.3%) Value
Materials (1.4%) - continued
2,071 United States Lime & Minerals, Inc. $ 226,795
Total 5,856,851
Real Estate (1.3%)
3,197 Agree Realty Corporation 217,140
2,584 Alexandria Real Estate Equities,
Inc. 470,701
6,661 American Campus Communities,
Inc. 430,767
1,008 AvalonBay Communities, Inc. 229,300
2,809 Camden Property Trust 440,704
2,621 CBRE Group, Inc.
l
217,648
2,403 Digital Realty Trust, Inc. 351,126
7,317 Duke Realty Corporation 400,606
15,906 Healthcare Realty Trust, Inc. 430,735
18,037 Host Hotels & Resorts, Inc. 367,053
10,597 Independence Realty Trust, Inc. 288,874
725 MGIC Investment Corporation 9,469
11,417 National Storage Affiliates Trust 646,202
11,310 Pebblebrook Hotel Trust 276,190
1,738 Public Storage, Inc. 645,667
3,019 Rayonier, Inc. REIT 130,421
Total 5,552,603
Utilities (1.1%)
9,990 Alliant Energy Corporation 587,512
931 American Electric Power
Company, Inc. 92,271
12,402 CenterPoint Energy, Inc. 379,625
4,824 Constellation Energy Corporation 285,629
1,049 DTE Energy Company 137,461
3,888 Duke Energy Corporation 428,302
7,396 Entergy Corporation 879,015
9,117 Exelon Corporation 426,493
418 NextEra Energy Partners, LP 27,864
434 NextEra Energy, Inc. 30,823
10,429 NiSource, Inc. 303,693
1,660 NorthWestern Corporation 94,105
3,437 Portland General Electric
Company 162,673
4,578 Sempra Energy 738,706
496 Southern Company 36,401
2,289 Spire, Inc. 166,525
Total 4,777,098
Total Common Stock
(cost $110,039,173) 139,799,913
Shares
Registered Investment
Companies ( 14.8% ) Value
Unaffiliated  (2.0%)
18,316 Aberdeen Asia-Pacific Income
Fund, Inc. 58,611
7,400 AllianceBernstein Global High
Income Fund, Inc. 75,480
10,436 Allspring Income Opportunities
Fund 78,687
4,783 BlackRock Core Bond Trust 58,735
6,135 BlackRock Corporate High Yield
Fund, Inc. 63,252
6,335 BlackRock Credit Allocation
Income Trust 72,853
450 BlackRock Enhanced Equity
Dividend Trust 4,158
Shares
Registered Investment
Companies (14.8%) Value
Unaffiliated  (2.0%)- continued
5,894 BlackRock Enhanced Global
Dividend Trust $ 63,184
1,400 BlackRock Enhanced International
Dividend Trust 7,546
700 BlackRock Floating Rate Income
Strategies Fund, Inc. 8,652
3,300 BlackRock Income Trust, Inc. 15,840
4,715 BlackRock Multi-Sector Income
Trust 74,497
3,063 Blackstone Strategic Credit Fund 38,042
1,100 Brookfield Real Assets Income
Fund, Inc. 22,671
7,237 Eaton Vance Limited Duration
Income Fund 79,390
1,700 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 15,147
5,225 First Trust High Income Long/Short
Fund 67,037
3,963 Invesco Dynamic Credit
Opportunities Fund
c
45,400
6,200 iShares S&P U.S. Preferred Stock
Index Fund
h
210,490
14,275 Nuveen Credit Strategies Income
Fund 84,508
1,850 Nuveen Preferred Income
Opportunities Fund 14,782
2,175 Nuveen Quality Preferred Income
Fund II 16,856
6,097 PGIM Global High Yield Fund, Inc. 78,407
5,833 PGIM High Yield Bond Fund, Inc. 81,254
2,044 Pimco Dynamic Income Fund 46,828
106,200 SPDR Blackstone Senior Loan
ETF
h
4,722,714
6,434 SPDR Bloomberg High Yield Bond
ETF
h
628,023
38,265 SPDR Bloomberg Short Term High
Yield Bond ETF
h
976,523
1,269 Tri-Continental Corporation 36,928
1,360 Vanguard Intermediate-Term
Corporate Bond ETF
h
110,935
3,925 Vanguard Short-Term Corporate
Bond ETF
h
301,440
3,800 Virtus AllianzGI Convertible &
Income Fund 16,910
600 Virtus AllianzGI Equity &
Convertible Income Fund 14,496
4,042 Virtus Dividend, Interest &
Premium Strategy Fund 52,344
5,771 Voya Global Equity Dividend &
Premium Opportunity Fund 33,183
14,928 Western Asset High Income
Opportunity Fund, Inc. 62,996
Total 8,338,799
Affiliated  (12.8%)
2,985,385 Thrivent Core Emerging Markets
Debt Fund 24,241,327
3,313,483 Thrivent Core International Equity
Fund 31,179,879
Total 55,421,206
Total Registered Investment
Companies (cost $69,200,049) 63,760,005

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 2.0% ) Value
8,428,258 Thrivent Cash Management Trust $ 8,428,258
Total Collateral Held for
Securities Loaned
(cost $8,428,258) 8,428,258
Shares Preferred Stock ( 0.8% ) Value
Communications Services (0.1%)
9,675 AT&T, Inc., 4.750%
i
187,792
1,466 Paramount Global, Convertible,
5.750%
h
62,964
3,000 Telephone and Data Systems, Inc.,
6.000%
i
60,690
Total 311,446
Consumer Staples (<0.1%)
800 CHS, Inc., 7.100%
b,i
21,160
Total 21,160
Energy (<0.1%)
6,012 Crestwood Equity Partners, LP,
9.250%
i
59,519
1,450 Energy Transfer, LP, 7.600%
b,i
35,090
1,145 NuStar Logistics, LP, 6.975%
b
28,957
Total 123,566
Financials (0.4%)
2,475 Aegon Funding Corporation II,
5.100% 52,346
5,200 Allstate Corporation, 5.100%
i
116,116
3,000 Bank of America Corporation,
4.250%
i
53,490
1,700 Bank of America Corporation,
5.375%
i
38,216
95 Bank of America Corporation,
Convertible, 7.250%
i
115,598
5,050 Capital One Financial Corporation,
5.000%
h,i
104,939
2,200 Cobank ACB, 6.250%
b,i
221,100
5,375 Equitable Holdings, Inc., 5.250%
i
116,960
140 First Horizon Bank, 3.750%
b,f,i
121,940
2,600 First Republic Bank, 4.500%
i
48,854
4,500 J.P. Morgan Chase & Company,
4.200%
i
81,495
3,350 J.P. Morgan Chase & Company,
4.750%
i
67,871
2,875 J.P. Morgan Chase & Company,
5.750%
h,i
70,581
5,040 Morgan Stanley, 5.850%
b,i
127,159
2,800 Morgan Stanley, 7.125%
b,i
73,164
775 Regions Financial Corporation,
5.700%
b,i
18,794
725 Synovus Financial Corporation,
5.875%
b,i
18,538
4,325 Truist Financial Corporation,
4.750%
i
87,841
4,500 Wells Fargo & Company, 4.250%
i
79,740
95 Wells Fargo & Company,
Convertible, 7.500%
i
115,092
Total 1,729,834
Health Care (0.1%)
2,100 Becton, Dickinson and Company,
Convertible, 6.000% 107,331
Shares Preferred Stock (0.8%) Value
Health Care (0.1%) - continued
1,649 Boston Scientific Corporation,
Convertible, 5.500% $ 186,090
74 Danaher Corporation, Convertible,
5.000% 102,090
Total 395,511
Industrials (<0.1%)
679 Stanley Black & Decker, Inc.,
Convertible, 5.250% 53,363
Total 53,363
Real Estate (<0.1%)
5,275 Public Storage, 4.125%
h,i
104,445
1,125 Public Storage, 4.625%
i
24,863
300 Public Storage, 4.700%
i
6,723
Total 136,031
Utilities (0.2%)
2,133 AES Corporation, Convertible,
6.875% 184,718
758 American Electric Power
Company, Inc., Convertible,
6.125% 42,448
5,650 CMS Energy Corporation, 4.200%
i
105,655
3,039 NextEra Energy, Inc., Convertible,
4.872% 162,434
1,048 NextEra Energy, Inc., Convertible,
5.279% 49,162
265 NiSource, Inc., Convertible,
7.750% 30,138
2,750 Southern Company, 4.950% 58,080
3,925 Southern Company, Convertible,
6.750% 215,365
Total 848,000
Total Preferred Stock
(cost $4,104,735) 3,618,911
Shares or
Principal
Amount Short-Term Investments ( 22.1% ) Value
Federal Home Loan Bank Discount
Notes
1,000,000 0.315%, 5/24/2022
m,n
999,708
400,000 0.380%, 6/3/2022
m,n
399,744
Thrivent Core Short-Term Reserve
Fund
9,135,473 0.830% 91,354,730
U.S. Treasury Bills
1,000,000 0.295%, 5/5/2022
m,o
999,992
2,000,000 0.731%, 7/21/2022
m,o
1,996,337
Total Short-Term Investments
(cost $95,741,922) 95,750,511
Total Investments (cost
$492,347,917) 117.2% $507,390,370
Other Assets and Liabilities, Net
(17.2%) (74,401,609)
Total Net Assets 100.0% $432,988,761
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

p
b Denotes variable rate securities. The rate shown is as of
April 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $38,632,448 or 8.9% of
total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 29, 2022.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At April 29, 2022, $1,728,655 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Fund as of April 29, 2022 was $473,045 or
0.11% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of April 29, 2022.
Security
Acquisition
Date Cost
CarVal CLO, Ltd., 4/15/2034 4/22/2022 $ 300,000
College Ave Student Loans, LLC,
11/26/2046 7/11/2017 102,849
Credit Acceptance Corporation,
12/31/2024 5/29/2020 67,481
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of April 29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 1,012,375
Common Stock 7,074,107
Total lending $8,086,482
Gross amount payable upon return of
collateral for securities loaned $8,428,258
Net amounts due to counterparty $341,776
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $37,270,410
Gross unrealized depreciation (23,111,990)
Net unrealized appreciation (depreciation) $14,158,420
Cost for federal income tax purposes $493,168,331

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,961,209 – 2,180,393 780,816
Capital Goods 8,192,767 – 6,762,561 1,430,206
Communications Services 6,635,738 – 6,340,476 295,262
Consumer Cyclical 5,015,055 – 4,157,234 857,821
Consumer Non-Cyclical 7,094,569 – 6,884,840 209,729
Energy 328,625 – 328,625 –
Financials 1,320,744 – 1,224,593 96,151
Technology 3,039,377 – 3,039,377 –
Transportation 1,773,929 – 1,773,929 –
Utilities 1,938,659 – 1,668,445 270,214
Long-Term Fixed Income
Asset-Backed Securities 10,661,545 – 10,661,545 –
Basic Materials 2,146,909 – 2,146,909 –
Capital Goods 3,883,786 – 3,883,786 –
Collateralized Mortgage Obligations 8,205,171 – 8,205,171 –
Commercial Mortgage-Backed Securities 1,813,373 – 1,813,373 –
Communications Services 5,327,420 – 5,327,420 –
Consumer Cyclical 7,717,425 – 7,717,425 –
Consumer Non-Cyclical 6,776,188 – 6,776,188 –
Energy 5,887,229 – 5,887,229 –
Financials 20,413,746 – 20,413,746 –
Foreign Government 33,623 – 33,623 –
Mortgage-Backed Securities 64,294,009 – 64,294,009 –
Technology 4,273,315 – 4,273,315 –
Transportation 2,245,704 – 2,245,704 –
U.S. Government & Agencies 11,029,350 – 11,029,350 –
Utilities 3,023,307 – 3,023,307 –
Common Stock
Communications Services 9,581,076 9,572,529 – 8,547
Consumer Discretionary 15,710,062 15,597,682 – 112,380
Consumer Staples 6,707,295 6,707,295 – –
Energy 6,652,725 6,652,725 – –
Financials 20,249,608 19,865,360 384,248 –
Health Care 17,898,925 17,898,925 – –
Industrials 17,352,205 17,034,083 318,122 –
Information Technology 29,461,465 28,881,258 580,207 –
Materials 5,856,851 5,613,665 243,186 –
Real Estate 5,552,603 5,552,603 – –
Utilities 4,777,098 4,777,098 – –
Registered Investment Companies
Unaffiliated 8,338,799 8,293,399 – 45,400
Preferred Stock
Communications Services 311,446 311,446 – –
Consumer Staples 21,160 21,160 – –
Energy 123,566 123,566 – –
Financials 1,729,834 1,386,794 343,040 –
Health Care 395,511 395,511 – –
Industrials 53,363 53,363 – –
Real Estate 136,031 136,031 – –
Utilities 848,000 848,000 – –
Short-Term Investments 4,395,781 – 4,395,781 –
Subtotal Investments in Securities $352,186,176 $149,722,493 $198,357,157 $4,106,526
Other Investments  * Total
Affiliated Registered Investment Companies 55,421,206
Affiliated Short-Term Investments 91,354,730
Collateral Held for Securities Loaned 8,428,258
Subtotal Other Investments $155,204,194
Total Investments at Value $507,390,370

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,076,635 1,076,635 – –
Total Asset Derivatives $1,076,635 $1,076,635 $– $–
Liability Derivatives
Futures Contracts 1,140,254 1,140,254 – –
Total Liability Derivatives $1,140,254 $1,140,254 $– $–
The following table presents Balanced Income Plus Fund's futures contracts held as of April 29, 2022. Investments and/or cash totaling
$1,421,852 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 32 June 2022 $ 4,051,837 ( $ 238,837)
CBOT 5-Yr. U.S. Treasury Note 9 June 2022 1,044,309 (30,262)
CME E-mini S&P 500 Index 43 June 2022 9,136,417 (262,292)
CME Ultra Long Term U.S. Treasury Bond 24 June 2022 4,422,830 (572,330)
ICE mini MSCI EAFE Index 27 June 2022 2,731,943 (36,533)
Total Futures Long Contracts $ 21,387,336 ( $ 1,140,254)
CBOT 2-Yr. U.S. Treasury Note (32) June 2022 ( $ 6,865,152) $ 119,152
CBOT U.S. Long Bond (8) June 2022 (1,209,635) 84,135
CME E-mini Russell 2000 Index (104) June 2022 (10,436,037) 757,277
CME E-mini S&P Mid-Cap 400 Index (8) June 2022 (2,068,538) 72,457
Ultra 10-Yr. U.S. Treasury Note (4) June 2022 (559,614) 43,614
Total Futures Short Contracts ( $ 21,138,976) $1,076,635
Total Futures Contracts $ 248,360 ($63,619)

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2022, for Balanced Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 829,734
Total Equity Contracts 829,734
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 246,901
Total Interest Rate Contracts 246,901
Total Asset Derivatives $1,076,635
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 298,825
Total Equity Contracts 298,825
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 841,429
Total Interest Rate Contracts 841,429
Total Liability Derivatives $1,140,254
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2022, for
Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (286,069)
Total Interest Rate Contracts (286,069)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 205,713
Total Equity Contracts 205,713
Total ($80,356)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2022, for Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 889,643
Total Equity Contracts 889,643
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (500,622)
Total Interest Rate Contracts (500,622)
Total $389,021

Balanced Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Balanced Income Plus Fund's average volume of derivative activity during the period ended April 29, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $10,709,439
Futures - Short (13,699,780)
Interest Rate Contracts
Futures - Long 9,603,612
Futures - Short (9,867,038)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $27,203 $1,668 $– $24,241 2,985 5.6%
Core International Equity 35,964 1,665 – 31,180 3,313 7.2
Total Affiliated Registered Investment
Companies 63,167 55,421 12.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% 78,736 95,979 83,360 91,355 9,135 21.1
Total Affiliated Short-Term Investments 78,736 91,355 21.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,222 50,880 45,674 8,428 8,428 2.0
Total Collateral Held for Securities Loaned 3,222 8,428 2.0
Total Value $145,125 $155,204
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(4,630) $– $668
Core International Equity – (6,449) – 1,665
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% 0 0 – 158
Total Income/Non Income Cash from Affiliated Investments $2,491
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 24
Total Affiliated Income from Securities Loaned, Net $24
Total $0 $(11,079) $1

Global Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 83.0% ) Value
Communications Services (5.2%)
13,779 Alphabet, Inc., Class C
a
$ 31,682,468
7,469 AMC Networks, Inc.
a,b
243,713
570,046 Auto Trader Group plc
c
4,498,897
84,543 BCE, Inc. 4,494,833
1,666 Cars.com, Inc.
a
18,526
71,972 Carsales.com, Ltd. 1,062,527
150,605 Comcast Corporation 5,988,055
442 CTS Eventim AG & Company
KGAA
a
30,337
11,947 Fox Corporation, Class A 428,181
3,442 Gray Television, Inc. 63,746
1,664 Hemisphere Media Group, Inc.
a
6,473
12,714 Ipsos SA 612,067
3,000 KDDI Corporation 99,344
9,603 Liberty Global plc, Class A
a
218,564
2,879 Lions Gate Entertainment
Corporation, Class B
a
36,189
62,325 Live Nation Entertainment, Inc.
a
6,536,646
18,600 M3, Inc. 593,971
12,782 Match Group, Inc.
a
1,011,695
154,865 Mediaset Espana Comunicacion
SA
a
693,018
55,392 News Corporation, Class A 1,100,085
960 News Corporation, Class B 19,114
3,262 Nexstar Broadcasting Group, Inc. 516,766
8,600 Nintendo Company, Ltd. 3,924,960
30,800 Nippon Telegraph and Telephone
Corporation 907,656
10,274 Omnicom Group, Inc. 782,160
12,540 REA Group, Ltd. 1,123,432
3,965 Rightmove plc 30,479
15,068 Rogers Communications, Inc. 820,814
4,277 Scout24 SE
c
270,514
63,200 SoftBank Corporation 735,513
67,100 SoftBank Group Corporation 2,759,839
3,378 Spark New Zealand, Ltd. 10,684
1,900 Stroeer SE 113,671
652,826 Telefonica SA 3,175,773
5,108 Telenet Group Holding NV 152,231
5,214 Telephone & Data Systems, Inc. 95,520
4,983 TELUS Corporation 124,667
66,100 TV Asahi Holdings Corporation 755,019
142,422 Twitter, Inc.
a
6,981,526
636 United States Cellular Corporation
a
18,304
23,036 Upwork, Inc.
a
483,065
156,788 Verizon Communications, Inc. 7,259,284
188,281 Warner Bros. Discovery, Inc.
a
3,417,300
482,500 Z Holdings Corporation 1,894,217
13,401 Zillow Group, Inc.
a
517,949
23,753 ZoomInfo Technologies, Inc.
a
1,125,892
Total 97,435,684
Consumer Discretionary (9.2%)
1,862 Aaron's Company, Inc. 38,227
931 Adient plc
a
31,784
1,724 Adtalem Global Education, Inc.
a
50,530
10,397 Amazon.com, Inc.
a
25,843,095
1,556 American Axle & Manufacturing
Holdings, Inc.
a
10,301
781 America's Car-Mart, Inc.
a
63,144
72,098 Aptiv plc
a
7,671,227
19,760 ARB Corporation, Ltd. 547,696
192,022 Aristocrat Leisure, Ltd. 4,455,354
2,181 AutoZone, Inc.
a
4,264,880
8,736 AZEK Company, Inc.
a
185,553
Shares Common Stock (83.0%) Value
Consumer Discretionary (9.2%) - continued
318,880 B&M European Value Retail SA $ 1,953,807
14,499 Bally's Corporation
a,b
432,650
26,000 BANDAI NAMCO Holdings, Inc. 1,760,277
57,198 Barratt Developments plc 349,940
14,658 Bayerische Motoren Werke AG 1,197,060
14,417 Beazer Homes USA, Inc.
a
217,408
7,495 Bellway plc 227,640
1,453 Brunswick Corporation 109,861
2,750 Buckle, Inc. 85,415
5,501 Burlington Stores, Inc.
a
1,119,784
12,241 Caesars Entertainment, Inc.
a
811,333
16,392 Carvana Company
a
950,080
9,534 Cheesecake Factory, Inc.
a
351,900
8,357 Chegg, Inc.
a
206,752
12,426 Chico's FAS, Inc.
a
65,858
4,023 Chipotle Mexican Grill, Inc.
a
5,855,919
21,700 Chiyoda Company, Ltd. 117,495
5,923 Choice Hotels International, Inc. 831,945
314 Churchill Downs, Inc. 63,723
805 Chuy's Holdings, Inc.
a
20,133
3,280 Cie Generale des Etablissements
Michelin 406,262
542 Columbia Sportswear Company 44,531
11,719 Compagnie Financiere Richemont
SA 1,361,639
7,293 Container Store Group, Inc.
a
55,791
27,580 Cooper-Standard Holdings, Inc.
a
127,144
1,737 Cracker Barrel Old Country Store,
Inc. 192,790
7,161 Culp, Inc. 46,260
53,102 D.R. Horton, Inc. 3,695,368
3,835 Dana, Inc. 56,796
2,465 Darden Restaurants, Inc. 324,714
1,688 Dave & Buster's Entertainment,
Inc.
a
76,804
1,222 Deckers Outdoor Corporation
a
324,746
469 Denny's Corporation
a
6,013
21,986 Designer Brands, Inc. 303,847
29,604 Dollarama, Inc. 1,645,832
2,582 Domino's Pizza Enterprises, Ltd. 135,351
2,284 Dorman Products, Inc.
a
225,476
53,011 Duluth Holdings, Inc.
a
649,385
9,483 Emerald Holding, Inc.
a
25,509
97,586 Everi Holdings, Inc.
a
1,694,093
12,007 Ferrari NV 2,528,137
12,375 Five Below, Inc.
a
1,944,112
132,348 Ford Motor Company 1,874,048
3,211 Freshpet, Inc.
a
299,747
30,000 Galaxy Entertainment Group, Ltd. 171,185
23,450 Gap, Inc. 291,249
762 Garmin, Ltd. 83,622
24,045 Gentex Corporation 705,721
2,243 G-III Apparel Group, Ltd.
a
59,395
21,136 Goodyear Tire & Rubber
Company
a
281,532
95 Graham Holdings Company 56,275
2,695 Grand Canyon Education, Inc.
a
258,639
673 Group 1 Automotive, Inc. 117,196
6,569 Groupon, Inc.
a,b
128,161
15,349 Hanesbrands, Inc. 203,528
948 Hermes International 1,168,941
3,300 Hikari Tsushin, Inc. 386,408
84,900 Honda Motor Company, Ltd. 2,233,172
40,051 Howden Joinery Group plc 379,184
22,213 IDP Education, Ltd. 412,082

Global Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Consumer Discretionary (9.2%) - continued
20,800 Iida Group Holdings Company,
Ltd. $ 330,816
51,926 Industria de Diseno Textil SA
b
1,088,749
51,252 InterContinental Hotels Group plc 3,271,915
3,300 Izumi Company, Ltd. 71,721
13,739 JB Hi-Fi, Ltd. 508,842
7,000 KOMEDA Holdings Company, Ltd. 120,589
9,751 Lear Corporation 1,247,543
10,822 Leggett & Platt, Inc. 385,588
5,503 Lithia Motors, Inc. 1,558,064
42,642 Lowe's Companies, Inc. 8,431,603
7,506 LVMH Moet Hennessy Louis
Vuitton SE 4,857,409
2,412 M.D.C. Holdings, Inc. 89,027
68,819 Macy's, Inc. 1,663,355
26,142 Magnite, Inc.
a
252,270
58 Marriott Vacations Worldwide
Corporation 8,661
20,600 McDonald's Holdings Company
(Japan), Ltd. 817,261
15,472 Modine Manufacturing Company
a
122,229
521 Mohawk Industries, Inc.
a
73,492
150,024 Moneysupermarket.com Group plc 328,652
20,322 Newell Brands, Inc. 470,454
2,462 Next plc 184,406
15,900 NHK Spring Company, Ltd. 102,697
64,300 Nissan Motor Company, Ltd.
a
257,428
16,600 Nitori Holdings Company, Ltd. 1,707,797
36,845 Nordstrom, Inc.
b
946,916
290 NVR, Inc.
a
1,269,101
6,100 Oriental Land Company, Ltd. 922,748
47,100 Pan Pacific International Holdings
Company 721,260
9,435 Papa John's International, Inc. 859,057
19,618 Penn National Gaming, Inc.
a
717,430
8,682 Perdoceo Education Corporation
a
97,065
98,553 Pirelli & C. SPA
c
488,431
17,687 Planet Fitness, Inc.
a
1,415,491
14,500 PLENUS Company, Ltd. 212,990
34,454 Porsche Automobil Holding SE 2,841,770
14,932 Premier Investments, Ltd. 264,594
15,931 PVH Corporation 1,159,458
58,415 Qurate Retail, Inc. 245,927
890 RCI Hospitality Holdings, Inc. 55,144
14,476 Ross Stores, Inc. 1,444,271
3,313 Ruth's Hospitality Group, Inc. 69,474
30,400 Sangetsu Company, Ltd. 364,194
20,986 Skyline Champion Corporation
a
1,071,125
58,600 Sony Group Corporation 5,057,244
50,770 Sony Group Corporation ADR 4,368,758
5,708 Sportsman's Warehouse Holdings,
Inc.
a
54,854
943 Standard Motor Products, Inc. 40,247
17,674 Stellantis NV 237,286
3,089 Strategic Education, Inc. 199,549
622,590 Tabcorp Holdings, Ltd. 2,380,917
3,200 Takara Standard Company, Ltd. 31,970
16,287 Tapestry, Inc. 536,168
31,265 Taylor Morrison Home Corporation
a
818,830
18,934 Tesla, Inc.
a
16,486,970
1,805 Thor Industries, Inc. 138,173
46,130 ThredUp, Inc.
a
303,997
7,981 Thule Group AB
c
276,838
3,900 Tokyotokeiba Company, Ltd. 132,710
16,232 Toll Brothers, Inc. 752,678
Shares Common Stock (83.0%) Value
Consumer Discretionary (9.2%) - continued
1,194 TopBuild Corporation
a
$ 216,281
303,900 Toyota Motor Corporation 5,206,935
13,608 TripAdvisor, Inc.
a
349,317
3,009 Ulta Beauty, Inc.
a
1,193,971
2,635 Urban Outfitters, Inc.
a
62,713
7,998 Vail Resorts, Inc. 2,032,772
919 Visteon Corporation
a
96,228
1,055 Volkswagen AG 228,790
364 Williams-Sonoma, Inc. 47,495
5,488 Wingstop, Inc. 503,579
3,995 Wolverine World Wide, Inc. 79,181
20,004 Wyndham Hotels & Resorts, Inc. 1,759,552
7,778 Xometry, Inc.
a,b
255,274
6,044 Yum! Brands, Inc. 707,208
2,107 Zumiez, Inc.
a
77,179
Total 172,622,134
Consumer Staples (4.9%)
36,280 Alimentation Couche-Tard, Inc. 1,615,112
16,900 Arcs Company, Ltd. 267,552
53,530 BJ's Wholesale Club Holdings,
Inc.
a
3,444,656
97,919 British American Tobacco plc 4,104,016
3,585 Canopy Growth Corporation
a,b
20,679
18,892 Carlsberg AS 2,399,912
4,210 Casey's General Stores, Inc. 847,473
7,339 Celsius Holdings, Inc.
a
381,628
93 Constellation Brands, Inc. 22,886
12,962 Darling Ingredients, Inc.
a
951,281
136,157 Diageo plc 6,792,717
50,046 e.l.f. Beauty, Inc.
a
1,217,619
31,350 ForFarmers BV 96,180
15,271 Greggs plc 445,546
10,921 Hain Celestial Group, Inc.
a
366,290
1,755 Hershey Company 396,226
4,921 Ingredion, Inc. 418,826
78,500 Japan Tobacco, Inc. 1,335,426
50,100 Kao Corporation 2,007,932
14,070 Kimberly-Clark Corporation 1,953,338
87,674 Lamb Weston Holdings, Inc. 5,795,251
109 Lindt & Spruengli AG 1,222,434
15,991 L'Oreal SA 5,817,699
139 Medifast, Inc. 24,792
143,874 Metcash, Ltd. 482,980
8,200 Ministop Company, Ltd. 88,306
5,083 Molson Coors Beverage Company 275,194
12,325 Mowi ASA 348,145
99,154 Nestle SA 12,800,195
4,553 Performance Food Group
Company
a
224,235
90,855 Philip Morris International, Inc. 9,085,500
519 PriceSmart, Inc. 41,235
9,820 Royal Unibrew AS 846,397
672 Seneca Foods Corporation
a
36,456
9,365 Shufersal, Ltd. 78,793
22,051 Sprouts Farmers Markets, Inc.
a
657,120
2,300 Sundrug Company, Ltd. 53,549
42,290 Sysco Corporation 3,614,949
4,000 TSURUHA Holdings, Inc. 204,432
27,446 Turning Point Brands, Inc. 861,530
43,584 Unilever plc 2,022,916
4,071 US Foods Holding Corporation
a
153,151
9,091 Utz Brands, Inc.
b
128,365

Global Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Consumer Staples (4.9%) - continued
121,662 Walmart, Inc. $ 18,613,069
Total 92,561,988
Energy (4.7%)
13,206 Antero Midstream Corporation 135,626
34,429 Antero Resources Corporation
a
1,211,901
4,440 APA Corporation 181,729
14,224 Archrock, Inc. 123,891
753,296 BP plc 3,636,760
118,242 BP plc ADR 3,395,910
2,436 California Resources Corporation 97,952
8,090 ChampionX Corporation 170,699
70,840 ConocoPhillips 6,766,637
6,011 Continental Resources, Inc. 334,031
103,893 Devon Energy Corporation 6,043,456
3,832 Dorian LPG, Ltd. 56,407
4,000 DT Midstream, Inc. 215,000
9,696 Enbridge, Inc. 423,117
2,730 EnLink Midstream, LLC 26,945
208,336 Enterprise Products Partners, LP 5,397,986
646 EQT Corporation 25,678
154,324 Equinor ASA 5,216,087
312 Equitrans Midstream Corporation 2,452
163,878 Galp Energia SGPS SA 1,994,671
92,001 Halliburton Company 3,277,076
7,218 Helix Energy Solutions Group, Inc.
a
29,666
11,080 HF Sinclair Corporation
a
421,262
106,323 Italgas SPA 688,409
1,790 Kimbell Royalty Partners, LP 30,126
2,019 Liberty Energy, Inc.
a
32,587
54,719 Marathon Oil Corporation 1,363,597
41,551 Marathon Petroleum Corporation 3,625,740
13,681 Matador Resources Company 667,906
3,757 Newpark Resources, Inc.
a
13,112
12,895 Nine Energy Service, Inc.
a,b
34,172
4,100 Nippon Gas Company, Ltd. 58,180
38,173 NOV, Inc. 692,076
4,626 Oceaneering International, Inc.
a
52,413
47,041 OMV AG 2,404,630
8,277 Origin Energy, Ltd. 39,590
10,666 PBF Energy, Inc.
a
309,954
8,906 Peabody Energy Corporation
a
201,632
24,313 Pioneer Natural Resources
Company 5,652,043
30,828 ProPetro Holding Corporation
a
435,908
11,802 Ring Energy, Inc.
a,b
52,755
7,266 RPC, Inc.
a
75,130
1,521 Select Energy Services, Inc.
a
11,803
450,316 Shell plc 12,089,140
13,781 SM Energy Company 489,639
54,666 Suncor Energy, Inc. 1,965,108
25,395 Talos Energy, Inc.
a
461,427
4,112 Targa Resources Corporation 301,862
185,692 TC Energy Corporation 9,821,953
217,657 TechnipFMC plc
a
1,506,186
120,506 TotalEnergies SE 5,917,217
3,237 VAALCO Energy, Inc. 21,170
5,025 World Fuel Services Corporation 121,706
Total 88,322,110
Financials (13.8%)
12,230 AB Industrivarden, Class A 313,364
84,436 AB Industrivarden, Class C 2,126,054
29,104 Air Lease Corporation 1,172,309
Shares Common Stock (83.0%) Value
Financials (13.8%) - continued
12,725 Allianz SE $ 2,871,201
11,686 Ally Financial, Inc. 466,973
11,799 American Equity Investment Life
Holding Company 445,058
48,540 American Express Company 8,480,423
7,286 American Financial Group, Inc. 1,008,965
11,894 Ameris Bancorp 495,980
1,115 Amundi SA
c
67,045
28,034 Annaly Capital Management, Inc. 179,978
3,374 Arch Capital Group, Ltd.
a
154,091
2,993 Argo Group International Holdings,
Ltd. 128,100
6,996 Arthur J. Gallagher & Company 1,178,756
23,775 ASX, Ltd. 1,437,427
40,138 Azimut Holding SPA 851,967
15,093 Baloise Holding AG 2,625,291
822,165 Banco Santander SA
b
2,402,660
326,696 Bank Hapoalim, Ltd. 3,028,867
504,253 Bank Leumi Le-Israel BM 5,292,008
237,344 Bank of America Corporation 8,468,434
6,859 Bank of Montreal 727,252
18,748 Bank of Nova Scotia 1,187,210
7,102 BankFinancial Corporation 72,511
9,739 Banner Corporation 522,984
1,294,159 Barclays plc 2,378,850
554 Blackstone Mortgage Trust, Inc. 16,642
26,435 Brighthouse Financial, Inc.
a
1,357,702
2,710 Brown & Brown, Inc. 167,966
10,953 BRP Group, Inc.
a
253,233
1,254 Byline Bancorp, Inc. 29,419
190,877 CaixaBank SA 616,133
51,623 Canadian Imperial Bank of
Commerce 5,707,001
19,719 Canadian Western Bank 497,484
26,343 Capital One Financial Corporation 3,282,865
3,689 Cboe Global Markets, Inc. 416,783
25,699 Central Pacific Financial
Corporation 621,402
171,091 Charles Schwab Corporation 11,348,466
5,820 Chimera Investment Corporation 58,316
34,252 Chubb, Ltd. 7,071,325
77,560 CI Financial Corporation 1,011,272
5,553 Cincinnati Financial Corporation 681,131
8,423 CNO Financial Group, Inc. 203,331
11,626 Coinbase Global, Inc.
a
1,310,366
48,376 Comerica, Inc. 3,961,994
8,085 Commonwealth Bank of Australia 587,645
11,922 Community Trust Bancorp, Inc. 474,615
7,395 Customers Bancorp, Inc.
a
311,108
317,400 DBS Group Holdings, Ltd. 7,700,325
420,389 Deutsche Bank AG
a
4,203,619
8,812 Deutsche Boerse AG 1,534,125
42,168 Deutsche Pfandbriefbank AG
c
530,712
23,432 Discover Financial Services 2,635,163
295,504 DNB Bank ASA
b
5,726,075
13,033 East West Bancorp, Inc. 929,253
621 Employers Holdings, Inc. 24,430
6,354 Enova International, Inc.
a
237,640
1,696 Enterprise Financial Services
Corporation 74,912
129,220 Equitable Holdings, Inc. 3,725,413
304 Equity Bancshares, Inc. 9,281
5,508 Essent Group, Ltd. 223,239
29,503 Euronext NV
c
2,363,849
66,089 F.N.B. Corporation 761,345

Global Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Financials (13.8%) - continued
1,282 FactSet Research Systems, Inc. $ 517,274
2,669 Federated Hermes, Inc. 76,013
9,844 Financial Institutions, Inc. 274,057
32,199 Finecobank Banca Fineco SPA 447,611
25,770 First Bancorp 350,730
2,898 First Busey Corporation 65,118
11,440 First Financial Corporation 487,573
1,047 First of Long Island Corporation 17,569
10,545 Flushing Financial Corporation 226,718
9,442 Franklin Resources, Inc. 232,179
42,307 Fulton Financial Corporation 641,797
5,338 Global Life, Inc. 523,551
1,271 Granite Point Mortgage Trust, Inc. 12,367
10,078 Great Southern Bancorp, Inc. 571,826
31,132 Groupe Bruxelles Lambert SA 2,937,638
16,203 Hamilton Lane, Inc. 1,111,202
30,106 Hancock Whitney Corporation 1,408,058
31,072 Hanmi Financial Corporation 719,317
8,433 Hanover Insurance Group, Inc. 1,238,133
5,243 Harel Insurance Investments &
Financial Services, Ltd. 64,263
11,381 Heartland Financial USA, Inc. 498,146
5,905 Home Capital Group, Inc. 147,275
1,911 HomeStreet, Inc. 77,567
6,011 Hometrust Bancshares, Inc. 162,477
93,694 Hope Bancorp, Inc. 1,339,824
939 Horace Mann Educators
Corporation 37,419
9,136 Horizon Bancorp, Inc. 159,697
801,937 HSBC Holdings plc 5,011,408
235,182 Humm Group, Ltd. 136,165
21,596 Independent Bank Corporation 426,305
129 International Bancshares
Corporation 5,133
65,829 Invesco Mortgage Capital, Inc. 114,542
43,360 Invesco, Ltd. 796,957
37,756 Investor AB, Class B 726,535
61,903 J.P. Morgan Chase & Company 7,388,742
305,100 Japan Post Holdings Company,
Ltd. 2,139,318
931 Jefferies Financial Group, Inc. 28,638
19,192 KBC Groep NV 1,305,671
12,271 Kinsale Capital Group, Inc. 2,720,358
2,915 L E Lundbergforetagen AB 136,324
2,210 Ladder Capital Corporation 25,172
4,509 Lakeland Bancorp, Inc. 67,770
88,690 Laurentian Bank of Canada 2,697,325
8,053 Lincoln National Corporation 484,388
26,248 M&T Bank Corporation 4,373,967
176,253 Manulife Financial Corporation 3,446,445
15,976 Marsh & McLennan Companies,
Inc. 2,583,319
64,726 Mediobanca SPA 648,741
3,051 Mercantile Bank Corporation 95,801
57 Merchants Bancorp 1,341
16,632 MFA Financial, Inc. 237,006
18,718 Midland States Bancorp, Inc. 493,406
10,136 MidWestOne Financial Group, Inc. 302,864
464,300 Mitsubishi HC Capital, Inc. 2,089,105
77,485 Mizrahi Tefahot Bank, Ltd. 2,866,144
80,156 Morgan Stanley 6,459,772
3,082 MSCI, Inc. 1,298,293
2,795 National Bank of Canada 195,203
101,264 Natwest Group plc 271,670
Shares Common Stock (83.0%) Value
Financials (13.8%) - continued
162,304 New York Community Bancorp,
Inc. $ 1,499,689
17,377 New York Mortgage Trust, Inc. 55,954
11,601 NMI Holdings, Inc.
a
213,226
6,228 Northern Trust Corporation 641,795
1,435 Northfield Bancorp, Inc. 18,784
18,804 OceanFirst Financial Corporation 352,199
6,179 OFG Bancorp 164,238
9,870 Old Republic International
Corporation 217,239
10,565 OneMain Holdings, Inc. 485,250
84,600 ORIX Corporation 1,543,017
33,900 Oversea-Chinese Banking
Corporation, Ltd. 300,984
9,058 PacWest Bancorp 297,918
21,221 Paragon Banking Group plc 131,236
4,424 Phoenix Holdings, Ltd. 55,656
27,249 Popular, Inc. 2,125,150
27,255 Poste Italiane SPA
c
267,076
1,850 Premier Financial Corporation 49,099
20 Primerica, Inc. 2,591
616 ProAssurance Corporation 15,135
4,878 QCR Holdings, Inc. 264,827
44,977 Radian Group, Inc. 962,058
88,596 Raymond James Financial, Inc. 8,634,566
322 Reinsurance Group of America,
Inc. 34,557
9,763 RenaissanceRe Holdings, Ltd. 1,401,186
249,600 Resona Holdings, Inc. 1,085,368
4,314 Royal Bank of Canada 435,715
19,613 S&P Global, Inc. 7,384,295
1,107 S&T Bancorp, Inc. 31,284
20,666 Sampo Oyj 1,003,491
13,185 Seacoast Banking Corporation of
Florida 428,513
15,904 SEI Investments Company 886,171
5,690 Signature Bank 1,378,403
2,701 SiriusPoint, Ltd.
a
16,962
173,648 Standard Chartered plc 1,187,114
2,924 Starwood Property Trust, Inc. 66,901
55,672 State Street Corporation 3,728,354
107,000 Sumitomo Mitsui Financial Group,
Inc. 3,232,892
71,400 Sumitomo Mitsui Trust Holdings,
Inc. 2,216,079
48,599 Sun Life Financial, Inc. 2,417,750
7,480 Svolder AB 43,828
767 Swedbank AB 12,133
5,059 Swiss Life Holding AG 2,958,076
6,260 Synchrony Financial 230,431
2,608 Territorial Bancorp, Inc. 59,228
13,485 Texas Capital Bancshares, Inc.
a
692,590
762 TMX Group, Ltd. 77,579
2,200 Tokyo Century Corporation 67,765
1,708 Topdanmark AS 96,116
53,783 Toronto-Dominion Bank 3,884,735
10,715 TPG RE Finance Trust, Inc. 113,043
11,755 Tradeweb Markets, Inc. 836,838
1,306 TriCo Bancshares 49,040
96,607 Truist Financial Corporation 4,670,948
12,209 TrustCo Bank Corporation NY 380,310
12,530 Tryg AS 297,927
27,031 Two Harbors Investment
Corporation 130,019
54,900 Umpqua Holdings Corporation 908,046

Global Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Financials (13.8%) - continued
1,115 Univest Financial Corporation $ 28,098
51,699 Unum Group 1,577,853
773 Vontobel Holding AG 56,535
148,893 Wells Fargo & Company 6,496,202
27,099 Western Alliance Bancorp 2,062,505
14,019 Western Asset Mortgage Capital
Corporation 20,047
16,848 Zions Bancorporation NA 952,080
9,190 Zurich Insurance Group AG 4,183,931
Total 258,787,190
Health Care (10.9%)
24,270 AbbVie, Inc. 3,564,778
3,620 AdaptHealth Corporation
a
45,829
15,025 Adaptive Biotechnologies
Corporation
a
123,956
47,181 Agilon Health, Inc.
a,b
838,406
5,860 ALK-Abello AS
a
127,829
5,879 Allogene Therapeutics, Inc.
a
49,090
1,197 Amedisys, Inc.
a
152,797
16,965 Amgen, Inc. 3,956,068
22,371 Anthem, Inc. 11,228,676
5,056 Argenx SE ADR
a
1,452,690
8,506 Ascendis Pharma AS ADR
a,b
776,343
213,700 Astellas Pharma, Inc. 3,253,736
39,564 AstraZeneca plc 5,279,471
71,092 AstraZeneca plc ADR 4,720,509
41,560 Avacta Group plc
a,b
63,809
12,098 Avanos Medical, Inc.
a
352,778
40,597 Avantor, Inc.
a
1,294,232
24,111 Axonics, Inc.
a,b
1,249,432
2,135 Baxter International, Inc. 151,713
3,200 Bayer AG
a
210,788
15,076 Biogen, Inc.
a
3,127,365
13,662 BioLife Solutions, Inc.
a
173,098
323 Bio-Rad Laboratories, Inc.
a
165,395
3,401 Bio-Techne Corporation 1,291,326
58,886 Centene Corporation
a
4,743,267
3,388 Charles River Laboratories
International, Inc.
a
818,236
1,052 Chemed Corporation 516,942
65,800 Chugai Pharmaceutical Company,
Ltd. 1,971,708
20,947 Cigna Holding Company 5,169,301
298 Comet Holding AG 64,420
3,038 Cooper Companies, Inc. 1,096,840
17,530 Covetrus, Inc.
a
241,914
74,382 CSL, Ltd. 14,195,803
33,596 CVS Health Corporation 3,229,583
21,511 Danaher Corporation 5,402,057
13,418 Dechra Pharmaceuticals plc 608,042
11,237 Dentsply Sirona, Inc. 449,368
3,533 DexCom, Inc.
a
1,443,513
3,221 Editas Medicine, Inc.
a
42,646
43,113 Edwards Lifesciences Corporation
a
4,560,493
5,440 Elanco Animal Health, Inc.
a
137,686
3,667 Encompass Health Corporation 252,400
1,204 Exact Sciences Corporation
a
66,280
3,016 Fisher & Paykel Healthcare
Corporation, Ltd. 41,446
2,154 Generation Bio Company
a
13,635
33,045 Gilead Sciences, Inc. 1,960,890
55,998 GlaxoSmithKline plc ADR 2,535,589
2,763 Global Blood Therapeutics, Inc.
a
84,824
13,692 Guardant Health, Inc.
a
844,796
Shares Common Stock (83.0%) Value
Health Care (10.9%) - continued
12,060 Halozyme Therapeutics, Inc.
a
$ 481,194
20,303 HCA Healthcare, Inc. 4,356,009
3,557 HealthEquity, Inc.
a
221,672
2,219 ICU Medical, Inc.
a
474,844
21,797 Immunocore Holdings plc ADR
a
710,800
9,457 Inari Medical, Inc.
a
763,180
9,856 Inotiv, Inc.
a
140,448
5,514 Inspire Medical Systems, Inc.
a
1,134,561
6,026 Insulet Corporation
a
1,440,154
883 Integer Holdings Corporation
a
66,375
1,763 Integra LifeSciences Holdings
Corporation
a
107,825
19,896 Intuitive Surgical, Inc.
a
4,761,113
4,573 Invitae Corporation
a
24,283
49,992 Johnson & Johnson 9,021,556
879 Kymera Therapeutics, Inc.
a
27,557
3,865 Laboratorios Farmaceuticos ROVI,
SA 263,908
1,595 Laboratory Corporation of America
Holdings
a
383,247
24,075 Lantheus Holdings, Inc.
a
1,598,821
2,335 LNA Sante 86,216
1,794 Masimo Corporation
a
202,668
60,619 Medtronic plc 6,326,199
73,038 Merck & Company, Inc. 6,477,740
19,076 Merck KGaA 3,539,129
700 Molina Healthcare, Inc.
a
219,415
56,537 MultiPlan Corporation
a
250,459
8,595 Natera, Inc.
a
301,856
4,435 National HealthCare Corporation 301,846
144,553 Novartis AG 12,774,049
49,378 Novo Nordisk AS 5,640,266
36,194 Novo Nordisk AS ADR 4,126,116
3,110 NuVasive, Inc.
a
159,978
13,888 Omnicell, Inc.
a
1,516,153
50,700 Ono Pharmaceutical Company,
Ltd. 1,302,511
1,503 Orthofix Medical, Inc.
a
46,593
20,644 Phreesia, Inc.
a
472,335
11,133 Premier, Inc. 403,126
25,915 Progyny, Inc.
a
996,432
41,115 QIAGEN NV
a
1,896,108
79,644 Recordati SPA 3,837,923
12,131 Repligen Corporation
a
1,907,478
3,154 Roche Holding AG, Participation
Certificates 1,169,548
943 Sage Therapeutics, Inc.
a
29,723
43,231 Sanofi 4,569,308
7,167 Sarepta Therapeutics, Inc.
a
518,317
151 Sartorius Aktiengesellschaft 56,615
7,700 Sawai Group Holdings Company,
Ltd. 258,294
27,700 Shionogi & Company, Ltd. 1,540,838
8,408 Signify Health, Inc.
a
116,030
19,799 Silk Road Medical, Inc.
a
693,955
4,393 Sonova Holding AG 1,584,231
799 STAAR Surgical Company
a
45,615
5,152 Syneos Health, Inc.
a
376,560
13,600 Takeda Pharmaceutical Company,
Ltd. 394,625
6,860 Tecan Group AG 2,061,552
3,603 Teleflex, Inc. 1,029,089
15,800 Terumo Corporation 470,289
10,052 Thermo Fisher Scientific, Inc. 5,557,952
8,521 Travere Therapeutics, Inc.
a
214,133

Global Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Health Care (10.9%) - continued
4,548 Turning Point Therapeutics, Inc.
a
$ 133,893
736 U.S. Physical Therapy, Inc. 76,375
3,038 uniQure NV
a
45,388
334 Veeva Systems, Inc.
a
60,771
4,394 Veracyte, Inc.
a
89,945
15,667 Vor BioPharma, Inc.
a
89,772
4,744 VYNE Therapeutics, Inc.
a
1,992
668 Waters Corporation
a
202,417
25,551 Zimmer Biomet Holdings, Inc. 3,085,283
36,756 Zoetis, Inc. 6,515,001
Total 203,891,447
Industrials (11.5%)
4,536 A.O. Smith Corporation 265,039
352 A.P. Moller - Maersk AS, Class B 1,018,768
30,349 Aalberts NV 1,474,731
3,614 ACCO Brands Corporation 26,491
9,343 AECOM 659,242
79,497 Airbus SE 8,702,708
863 Allegion plc 98,589
20,340 Altra Industrial Motion Corporation 793,260
7,024 AMETEK, Inc. 886,850
2,529 AMG Advanced Metallurgical
Group NV 98,889
1,764 Armstrong World Industries, Inc. 149,340
21,455 ASGN, Inc.
a
2,434,070
82,803 Assa Abloy AB 2,092,609
39,977 Atlas Copco AB, Class A 1,812,432
15,091 Atlas Copco AB, Class B 597,268
14,202 Atlas Corporation
b
175,537
273,526 Aurizon Holdings, Ltd. 772,468
11,276 AZZ, Inc. 514,637
631 Barnes Group, Inc. 21,189
93,519 Canadian National Railway
Company 10,998,210
27,554 Canadian Pacific Railway, Ltd. 2,015,529
23,550 Carlisle Companies, Inc. 6,107,928
15,109 CBIZ, Inc.
a
632,916
20,514 Chart Industries, Inc.
a
3,463,174
12,704 CIA De Distribucion Integral 234,077
136,121 CNH Industrial NV 1,931,557
705 Columbus McKinnon Corporation 24,992
61,200 COMSYS Holdings Corporation 1,270,646
928 Covenant Logistics Group, Inc. 19,061
36,640 Crane Company 3,525,867
5,270 CSW Industrials, Inc. 556,038
103,481 CSX Corporation 3,553,538
1,477 Cummins, Inc. 279,434
12,479 Curtiss-Wright Corporation 1,783,374
1,800 Daifuku Company, Ltd. 110,680
17,800 Daikin Industries, Ltd. 2,720,155
114,077 Delta Air Lines, Inc.
a
4,908,733
51,475 Deutsche Post AG 2,199,145
2,363 Donaldson Company, Inc. 115,882
164 Douglas Dynamics, Inc. 5,077
4,571 Dover Corporation 609,314
62,133 Driven Brands Holdings, Inc.
a
1,732,889
20,551 DSV AS 3,369,372
8,242 EMCOR Group, Inc. 877,608
5,000 EXEO Group, Inc. 83,239
3,700 FANUC Corporation 566,944
17,636 Fastenal Company 975,447
5,297 Ferguson plc 664,505
59,440 First Advantage Corporation
a
1,031,878
7,844 Flowserve Corporation 256,577
Shares Common Stock (83.0%) Value
Industrials (11.5%) - continued
7,125 Forrester Research, Inc.
a
$ 396,791
4,490 Fortune Brands Home and
Security, Inc. 319,913
8,260 Forward Air Corporation 800,972
2,230 GATX Corporation 230,560
555 Geberit AG 316,502
3,583 Generac Holdings, Inc.
a
786,039
22,899 General Dynamics Corporation 5,416,301
3,085 Getinge AB 89,242
776 Gibraltar Industries, Inc.
a
29,364
19,307 Golden Ocean Group, Ltd. 240,355
1,529 GrafTech International, Ltd. 13,883
254,919 GWA Group, Ltd. 407,184
9,500 Hanwa Company, Ltd. 232,214
57,361 Howmet Aerospace, Inc. 1,957,157
9,598 Hubbell, Inc. 1,875,065
473 ICF International, Inc. 46,737
8,497 IDEX Corporation 1,612,901
45,600 Inaba Denki Sangyo Company,
Ltd. 894,327
5,583 Indutrade AB 131,691
2,127 ITT Corporation 149,358
5,300 Jardine Matheson Holdings, Ltd. 281,589
346 JB Hunt Transport Services, Inc. 59,114
1,147 JetBlue Airways Corporation
a
12,628
66,479 Johnson Controls International plc 3,980,098
16,300 Kamigumi Company, Ltd. 276,756
4,421 Kennametal, Inc. 113,752
55,300 Kinden Corporation 655,279
3,600 Komatsu, Ltd. 81,023
21,749 KONE Oyj 1,045,644
19,977 L3Harris Technologies, Inc. 4,639,858
14,377 Landstar System, Inc. 2,226,997
88,643 Legrand SA 7,926,260
1,374 Lennox International, Inc. 292,923
21,201 Lincoln Electric Holdings, Inc. 2,856,411
7,858 Lockheed Martin Corporation 3,395,599
5,238 Manitowoc Company, Inc.
a
69,351
8,110 ManpowerGroup, Inc. 731,522
2,163 Masonite International
Corporation
a
167,676
8,323 Mercury Systems, Inc.
a
464,340
18,020 Middleby Corporation
a
2,773,098
67,200 Mitsubishi Corporation 2,256,275
137,800 Mitsubishi Electric Corporation 1,443,357
19,800 Mitsuboshi Belting, Ltd. 303,289
2,300 Mitsui & Company, Ltd. 55,696
6,100 Mitsui O.S.K. Lines, Ltd. 142,808
8,069 MSC Industrial Direct Company,
Inc. 668,597
438 National Presto Industries, Inc. 31,155
29,400 Nidec Corporation 1,900,684
3,400 Nippon Yusen Kabushiki Kaisha 245,290
24,600 Nitto Kogyo Corporation 289,646
690 Nordson Corporation 148,826
16,848 Norfolk Southern Corporation 4,344,762
2,650 Old Dominion Freight Line, Inc. 742,318
95,145 PageGroup plc 582,181
15,644 Parker-Hannifin Corporation 4,236,708
11,000 Penta-Ocean Construction
Company, Ltd. 53,823
3,396 Proto Labs, Inc.
a
144,704
1,801 Quad/Graphics, Inc.
a
12,211
46,425 Ranpak Holdings Corporation
a
700,089

Global Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Industrials (11.5%) - continued
41,263 Raytheon Technologies
Corporation $ 3,916,271
6,054 RBC Bearings, Inc.
a
1,019,191
13,600 Recruit Holdings Company, Ltd. 493,430
35,005 Redde Northgate plc 173,166
34,163 Regal Rexnord Corporation 4,346,900
132,374 RELX plc 3,943,487
931 RHI Magnesita NV 27,698
22,782 Rush Enterprises, Inc. 1,159,148
8,978 Ryder System, Inc. 627,562
2,672 Saia, Inc.
a
550,325
8,661 Sandvik AB 163,938
59,064 Schneider Electric SE 8,473,878
50,300 Secom Company, Ltd. 3,538,831
79,337 SEEK, Ltd. 1,554,637
2,146 Siemens AG 263,862
6,312 SkyWest, Inc.
a
183,995
1,500 SMC Corporation 726,331
1,696 Snap-On, Inc. 360,383
10,308 Spirax-Sarco Engineering plc 1,555,432
15,261 Standex International Corporation 1,435,144
149,500 Sumitomo Corporation 2,365,634
50,972 Summit Materials, Inc.
a
1,417,022
48,151 Sun Country Airlines Holdings,
Inc.
a
1,324,634
1,362 Sunrun, Inc.
a
27,213
3,900 Taikisha, Ltd. 96,235
3,401 Technip Energies NV ADR
a
40,812
5,144 Teledyne Technologies, Inc.
a
2,219,893
1,279 Thermon Group Holdings, Inc.
a
19,185
4,620 Timken Company 266,297
600 Toro Company 48,078
1,229 Toromont Industries, Ltd. 108,191
3,260 Trane Technologies plc 456,041
14,767 TransUnion 1,292,408
6,231 Trex Company, Inc.
a
362,582
10,124 TriMas Corporation 299,063
21,000 Tsubakimoto Chain Company 479,526
18,159 Tutor Perini Corporation
a
168,334
195,279 Uber Technologies, Inc.
a
6,147,383
664 UniFirst Corporation 114,407
37,779 United Parcel Service, Inc. 6,799,464
13,442 United Rentals, Inc.
a
4,254,662
2,869 Univar, Inc.
a
83,545
4,568 Valmont Industries, Inc. 1,136,564
4,492 Verisk Analytics, Inc. 916,593
26,039 Vicor Corporation
a
1,575,880
12,786 Vontier Corporation 327,577
2,692 Watsco, Inc. 718,172
470 Watts Water Technologies, Inc. 59,906
5,821 Werner Enterprises, Inc. 230,686
84,220 WillScot Mobile Mini Holdings
Corporation
a
2,956,122
1,695 Woodward, Inc. 187,264
2,155 Xylem, Inc. 173,478
2,144 Yellow Corporation
a
9,605
11,200 Yuasa Trading Company, Ltd. 249,889
Total 216,962,750
Information Technology (13.4%)
3,687 ACI Worldwide, Inc.
a
101,835
16,800 Advantest Corporation 1,146,568
167 Agilysys, Inc.
a
6,147
11,419 Allegro MicroSystems, Inc.
a
277,596
18,421 Amphenol Corporation 1,317,102
Shares Common Stock (83.0%) Value
Information Technology (13.4%) - continued
184,783 Apple, Inc. $ 29,131,040
17,692 AppLovin Corporation
a,b
674,950
8,197 Arista Networks, Inc.
a
947,327
4,522 Arrow Electronics, Inc.
a
532,963
15,383 ASML Holding NV 8,730,465
12,479 Avalara, Inc.
a
949,278
2,567 Avaya Holdings Corporation
a
23,745
1,000 BayCurrent Consulting, Inc. 327,867
2,784 Benchmark Electronics, Inc. 66,148
3,701 BigCommerce Holdings, Inc.
a
66,137
7,645 Bill.com Holdings, Inc.
a
1,305,078
92,714 Block, Inc.
a
9,228,752
3,253 Booz Allen Hamilton Holding
Corporation 265,542
10,855 Bread Financial Holdings, Inc. 594,854
937 CACI International, Inc.
a
248,586
24,104 Calix, Inc.
a
961,991
3,519 CDW Corporation 574,230
101,712 CGI, Inc.
a
8,110,674
16,984 Check Point Software
Technologies, Ltd.
a
2,144,909
192,622 Cisco Systems, Inc. 9,434,626
38,205 Cognex Corporation 2,583,804
19,232 CommScope Holding Company,
Inc.
a
115,969
85,856 Computershare, Ltd. 1,513,645
48 Concentrix Corporation 7,559
1,854 Coupa Software, Inc.
a
160,000
673 CTS Corporation 23,804
8,727 Descartes Systems Group, Inc.
a
542,383
6,713 Digital Turbine, Inc.
a
212,466
1,298 Diodes, Inc.
a
94,793
22,965 Dolby Laboratories, Inc. 1,779,099
14,510 DXC Technology Company
a
416,437
4,237 Endava plc ADR
a
426,242
1,927 EPAM Systems, Inc.
a
510,636
6,278 ePlus, Inc.
a
354,581
4,666 Euronet Worldwide, Inc.
a
567,619
1,163 F5, Inc.
a
194,698
514 Fair Isaac Corporation
a
191,984
52,950 Fidelity National Information
Services, Inc. 5,249,993
21,830 Five9, Inc.
a
2,403,483
2,214 FLEETCOR Technologies, Inc.
a
552,437
23,300 Fuji Soft, Inc. 1,241,827
170 Genpact, Ltd. 6,846
11,833 Global Payments, Inc. 1,620,884
209,574 Halma plc 6,432,990
27,924 Hewlett Packard Enterprise
Company 430,309
6,800 Hoya Corporation 674,847
1,797 HubSpot, Inc.
a
681,836
3,880 IPG Photonics Corporation
a
366,582
26,300 ITOCHU Techno-Solutions
Corporation 615,836
11,494 Jack Henry & Associates, Inc. 2,179,033
10,600 Keyence Corporation 4,261,245
93 Keysight Technologies, Inc.
a
13,045
6,182 Knowles Corporation
a
114,491
1,204 Lam Research Corporation 560,775
32,933 Lattice Semiconductor
Corporation
a
1,582,101
7,102 LivePerson, Inc.
a
160,647
21,507 LiveRamp Holding, Inc.
a
673,599
1,179 Manhattan Associates, Inc.
a
153,918

Global Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Information Technology (13.4%) - continued
1,754 ManTech International Corporation $ 140,916
2,292 MAXIMUS, Inc. 167,041
513 MaxLinear, Inc.
a
24,557
1,961 Microchip Technology, Inc. 127,857
148,516 Microsoft Corporation 41,216,160
5,241 MKS Instruments, Inc. 597,369
445 Model N, Inc.
a
11,499
7,021 Monolithic Power Systems, Inc. 2,753,917
27,300 Murata Manufacturing Company,
Ltd. 1,627,285
12,800 NEC Networks & System
Integration Corporation 181,750
5,700 Net One Systems Company, Ltd. 136,018
2,831 NetApp, Inc. 207,371
3,352 NETGEAR, Inc.
a
72,738
1,386 Nova, Ltd.
a
132,910
4,711 Nova, Ltd.
a
464,552
72,309 NVIDIA Corporation 13,411,150
6,224 Okta, Inc.
a
742,585
27,700 Oracle Corporation Japan 1,780,040
3,473 Palo Alto Networks, Inc.
a
1,949,325
4,221 Paycom Software, Inc.
a
1,188,085
22,808 Paymentus Holdings, Inc.
a,b
377,700
70,240 PayPal Holdings, Inc.
a
6,176,203
149 Progress Software Corporation 7,149
11,408 PTC, Inc.
a
1,302,908
12,121 Qorvo, Inc.
a
1,379,127
88,306 QUALCOMM, Inc. 12,335,465
152,900 Renesas Electronics Corporation
a
1,632,661
11,900 Ryoyo Electro Corporation 186,717
44,752 Salesforce, Inc.
a
7,873,667
118,601 Samsung Electronics Company,
Ltd. 6,320,672
2,616 ScanSource, Inc.
a
89,572
15,983 Semtech Corporation
a
952,587
15,532 ServiceNow, Inc.
a
7,425,849
1,535 Shopify, Inc.
a
655,169
52,172 Sierra Wireless, Inc.
a
819,622
2,838 SiTime Corporation
a
478,402
6,318 Skyworks Solutions, Inc. 715,829
41,035 Sprout Social, Inc.
a
2,514,625
4,400 Sumco Corporation 63,367
3,780 Synopsys, Inc.
a
1,084,066
7,598 TD SYNNEX Corporation 760,484
245,611 Telefonaktiebolaget LM Ericsson
ADR 1,955,064
24,980 Texas Instruments, Inc. 4,252,845
11,209 Thomson Reuters Corporation 1,120,682
8,000 Tokyo Electron, Ltd. 3,375,574
2,596 Tyler Technologies, Inc.
a
1,024,667
6,758 Universal Display Corporation 863,199
1,106 Upland Software, Inc.
a
16,502
1,588 VeriSign, Inc.
a
283,760
796 Vertex, Inc.
a
11,327
5,873 WEX, Inc.
a
976,328
13,804 Workiva, Inc.
a
1,332,224
19,132 Xerox Holdings Corporation 332,897
Total 252,470,888
Materials (4.7%)
1,830 AdvanSix, Inc. 81,508
36,942 Air Liquide SA 6,391,291
15,900 Air Water, Inc. 211,039
512 Alpha Metallurgical Resources,
Inc.
a
79,227
Shares Common Stock (83.0%) Value
Materials (4.7%) - continued
16,450 AptarGroup, Inc. $ 1,888,953
58,728 ArcelorMittal SA 1,712,378
3,312 Aurubis AG 376,375
3,620 Avery Dennison Corporation 653,772
137,178 Axalta Coating Systems, Ltd.
a
3,480,206
73 Balchem Corporation 8,994
34,876 BHP Group, Ltd. 1,165,395
5,151 Boliden AB 223,353
42,724 Breedon Group plc 42,263
743 Cabot Corporation 48,927
2,025 Celanese Corporation 297,553
49,277 CF Industries Holdings, Inc. 4,771,492
10,729 Cleveland-Cliffs, Inc.
a
273,482
12,742 Compass Minerals International,
Inc. 753,434
11,171 Croda International plc 1,085,001
6,282 Crown Holdings, Inc. 691,271
41,345 Eastman Chemical Company 4,244,891
1,840 Eramet SA
a
245,239
10,717 Evonik Industries AG 280,319
44,184 Evraz plc
d
6
4,211 FMC Corporation 558,126
137,057 Fortescue Metals Group, Ltd. 2,071,350
586,729 Glencore Xstrata plc 3,615,230
118,780 Granges AB 975,525
17,020 Graphic Packaging Holding
Company 371,036
122,912 Hexpol AB
b
1,055,343
9,249 Holmen AB 534,581
14,412 Huntsman Corporation 488,134
56,267 ICL Group, Ltd. 610,176
3,692 Ingevity Corporation
a
221,151
7,517 Innospec, Inc. 716,445
109 Israel Corporation, Ltd.
a
61,244
67,400 JFE Holdings, Inc. 824,218
8,907 Kaiser Aluminum Corporation 859,525
27,239 Koninklijke DSM NV 4,579,148
411 Koppers Holdings, Inc. 9,971
45,800 Kyoei Steel, Ltd. 469,907
4,300 Lintec Corporation 80,099
30,424 LyondellBasell Industries NV 3,225,857
2,756 Martin Marietta Materials, Inc. 976,230
89 Materion Corporation 7,578
3,857 Minerals Technologies, Inc. 245,344
32,100 Mitsubishi Gas Chemical
Company, Inc. 468,755
6,503 Myers Industries, Inc. 142,611
7 NewMarket Corporation 2,272
53,800 Nippon Steel Corporation 854,268
500 Nissan Chemical Corporation 26,411
191,547 Norsk Hydro ASA 1,608,521
28,489 Nucor Corporation 4,409,527
14,549 O-I Glass, Inc.
a
196,121
7,284 Quaker Chemical Corporation 1,185,180
1,981 Rayonier Advanced Materials,
Inc.
a
10,163
10,169 Reliance Steel & Aluminum
Company 2,016,004
9,731 Rio Tinto plc 687,555
38,616 Rio Tinto, Ltd. 3,054,672
14,126 RPM International, Inc. 1,171,045
4,728 Ryerson Holding Corporation 174,038
90,659 Sandfire Resources, Ltd. 359,323
3,362 Schweitzer-Mauduit International,
Inc. 84,588

Global Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.0%) Value
Materials (4.7%) - continued
4,132 Sensient Technologies Corporation $ 349,567
16,587 Sherwin-Williams Company 4,560,762
24,400 Shin-Etsu Chemical Company, Ltd. 3,353,402
14,566 Sika AG 4,449,305
4,613 Solvay SA 433,795
2,220 Sonoco Products Company 137,440
98,005 SSAB AB, Class B
b
576,331
5,474 Steel Dynamics, Inc. 469,396
52,201 Stora Enso Oyj 1,027,292
5,282 SunCoke Energy, Inc. 43,946
7,186 Symrise AG 855,095
19,600 Taiyo Holdings Company, Ltd. 467,601
45,000 Toagosei Company, Ltd. 369,645
7,892 Trinseo plc 374,475
2,728 Tronox Holdings plc 46,922
17,627 United States Steel Corporation 537,447
4,666 UPM-Kymmene Oyj 161,408
8,569 Westlake Corporation 1,084,407
2,051 Worthington Industries, Inc. 97,566
2,423 Yara International ASA 123,205
Total 87,532,648
Real Estate (3.0%)
28 Activia Properties, Inc. 89,475
134,721 AGNC Investment Corporation 1,479,237
19,743 Agree Realty Corporation 1,340,945
47,703 American Campus Communities,
Inc. 3,084,953
1,376 Apartment Income REIT
Corporation 67,658
11,075 AvalonBay Communities, Inc. 2,519,341
9,232 Camden Property Trust 1,448,408
1,821 CareTrust REIT, Inc. 29,518
41,000 CBRE Group, Inc.
a
3,404,640
240,000 CK Hutchison Holdings, Ltd. 1,684,302
442 Community Healthcare Trust, Inc. 16,274
47,732 CubeSmart 2,267,747
34,903 Cushman and Wakefield plc
a
624,764
65,080 DEXUS Property Group 508,832
8,475 Dream Industrial Real Estate
Investment Trust 98,693
1,145 EastGroup Properties, Inc. 214,687
32,084 EPR Properties 1,685,052
38,736 Essential Properties Realty Trust,
Inc. 929,664
1,169 Essex Property Trust, Inc. 384,917
2,529 Extra Space Storage, Inc. 480,510
973 Federal Realty Investment Trust 113,899
21,049 First Industrial Realty Trust, Inc. 1,220,842
4,228 FirstService Corporation 528,035
7,978 Four Corners Property Trust, Inc. 219,076
941 Getty Realty Corporation 25,322
3,864 Gladstone Commercial
Corporation 81,299
3,229 Gladstone Land Corporation 117,536
109,561 Healthcare Realty Trust, Inc. 2,966,912
195,978 Host Hotels & Resorts, Inc. 3,988,152
6,300 Hulic Company, Ltd. 53,193
31,000 Hysan Development Company,
Ltd. 91,455
996 Industrial Logistics Properties Trust 16,095
17,677 Ingenia Communities Group 58,194
1,555 Innovative Industrial Properties,
Inc. 224,837
857 Jones Lang LaSalle, Inc.
a
187,452
Shares Common Stock (83.0%) Value
Real Estate (3.0%) - continued
191 Kenedix Retail REIT Corporation $ 402,101
14,245 Kilroy Realty Corporation 997,150
6,385 Life Storage, Inc. 845,949
58,700 Link REIT 507,038
5,599 Medical Properties Trust, Inc. 102,966
72,675 MGIC Investment Corporation 949,136
19,536 National Retail Properties, Inc. 856,458
53,666 National Storage Affiliates Trust 3,037,496
71,427 Necessity Retail REIT, Inc. 533,560
8,463 NetSTREIT Corporation 182,970
59,541 New Residential Investment
Corporation 619,226
6,568 NexPoint Residential Trust, Inc. 585,603
3,002 One Liberty Properties, Inc. 86,007
451 Orion Office REIT, Inc. 6,052
24,523 Pebblebrook Hotel Trust 598,852
675 PS Business Parks, Inc. 126,360
27,086 PSP Swiss Property AG 3,413,701
985 RE/MAX Holdings, Inc. 23,108
4,517 Realty Income Corporation 313,299
43,118 Rexford Industrial Realty, Inc. 3,364,929
130,000 Road King Infrastructure, Ltd. 106,270
13,052 Sabra Health Care REIT, Inc. 152,447
3,372 SBA Communications Corporation 1,170,455
97,184 Service Properties Trust 789,134
8,382 Spirit Realty Capital, Inc. 364,198
133,566 TAG Immobilien AG 2,669,382
21,474 UDR, Inc. 1,142,632
7,435 UMH Properties, Inc. 174,871
55,881 Wing Tai Holdings, Ltd. 70,137
Total 56,443,403
Utilities (1.7%)
358 American States Water Company 28,160
4,392 Artesian Resources Corporation 204,228
2,274 Avista Corporation 92,256
9,729 Canadian Utilities, Ltd. 292,480
31,500 CK Infrastructure Holdings, Ltd. 211,787
671 Consolidated Edison, Inc. 62,229
3,883 Consolidated Water Company,
Ltd. 42,247
52,420 Constellation Energy Corporation 3,103,788
73,125 Contact Energy, Ltd. 384,170
42,357 Duke Energy Corporation 4,666,047
458,657 Enel SPA 2,982,605
95,464 Engie SA 1,126,524
42,135 Entergy Corporation 5,007,745
707 Essential Utilities, Inc. 31,645
99,327 Exelon Corporation 4,646,517
17,736 Iren SPA 45,846
21,600 Kyushu Electric Power Company,
Inc. 135,570
146,457 NiSource, Inc. 4,264,828
8,304 NorthWestern Corporation 470,754
4,286 Pinnacle West Capital Corporation 305,163
17,296 Sempra Energy 2,790,883
8,914 Spire, Inc. 648,493
17,957 UGI Corporation 615,925
3,663 Uniper SE 94,156
Total 32,254,046
Total Common Stock
(cost $1,307,119,671) 1,559,284,288

Global Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 4.7% ) Value
Unaffiliated  (1.2%)
6,901 Invesco QQQ Trust Series 1 $ 2,161,738
43,992 SPDR S&P 500 ETF Trust 18,124,704
10,301 SPDR S&P Biotech ETF
a
760,523
10,217 SPDR S&P Oil & Gas Exploration
ETF
b
1,346,703
Total 22,393,668
Affiliated  (3.5%)
5,864,848 Thrivent Core Emerging Markets
Equity Fund 54,191,198
1,201,002 Thrivent Core Small Cap Value
Fund 11,217,356
Total 65,408,554
Total Registered Investment
Companies (cost $90,876,074) 87,802,222
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
16,429,932 Thrivent Cash Management Trust 16,429,932
Total Collateral Held for
Securities Loaned
(cost $16,429,932) 16,429,932
Shares Preferred Stock ( 0.1% ) Value
Consumer Discretionary (0.1%)
1,076 Bayerische Motoren Werke AG 79,268
19,342 Volkswagen AG 2,995,434
Total 3,074,702
Total Preferred Stock
(cost $4,234,320) 3,074,702
Shares or
Principal
Amount Short-Term Investments ( 10.8% ) Value
Federal Agricultural Mortgage
Corporation Discount Notes
20,000,000 0.180%, 5/2/2022
e
20,000,000
Federal Farm Credit Discount
Notes
12,160,000 0.230%, 5/4/2022
e
12,159,677
Federal Home Loan Bank Discount
Notes
24,050,000 0.211%, 5/4/2022
e,f
24,049,360
15,000,000 0.250%, 5/11/2022
e
14,998,204
25,000,000 0.225%, 5/13/2022
e
24,996,342
1,700,000 0.250%, 5/17/2022
e,f
1,699,661
11,350,000 0.329%, 5/18/2022
e,f
11,347,585
35,000,000 0.235%, 5/23/2022
e
34,990,225
24,000,000 0.403%, 5/24/2022
e,f
23,992,978
1,100,000 0.330%, 5/25/2022
e,f
1,099,664
500,000 0.380%, 6/3/2022
e,f
499,680
300,000 0.300%, 6/8/2022
e,f
299,779
300,000 0.135%, 6/17/2022
e,f
299,725
300,000 0.500%, 6/24/2022
e
299,683
1,200,000 0.693%, 7/6/2022
e,f
1,198,060
100,000 0.695%, 7/8/2022
e,f
99,833
800,000 0.593%, 7/19/2022
e,f
798,449
Shares or
Principal
Amount Short-Term Investments (10.8%) Value
U.S. Treasury Bills
30,000,000 0.270%, 5/17/2022
e
$ 29,997,656
Total Short-Term Investments
(cost $202,834,613) 202,826,561
Total Investments (cost
$1,621,494,610) 99.5% $1,869,417,705
Other Assets and Liabilities, Net
0.5% 9,241,689
Total Net Assets 100.0% $1,878,659,394
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $8,763,362 or 0.5% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
April 29, 2022:
Securities Lending Transactions
Common Stock $ 14,235,588
Total lending $14,235,588
Gross amount payable upon return of
collateral for securities loaned $16,429,932
Net amounts due to counterparty $2,194,344
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $340,137,586
Gross unrealized depreciation (104,658,343)
Net unrealized appreciation (depreciation) $235,479,243
Cost for federal income tax purposes $1,632,179,956

Global Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

,
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 97,435,684 68,551,221 28,884,463 –
Consumer Discretionary 172,622,134 118,167,713 54,454,421 –
Consumer Staples 92,561,988 49,511,070 43,050,918 –
Energy 88,322,110 44,067,248 44,254,862 –
Financials 258,787,190 152,177,910 106,609,280 –
Health Care 203,891,447 136,628,985 67,262,462 –
Industrials 216,962,750 132,095,095 84,867,655 –
Information Technology 252,470,888 202,857,248 49,613,640 –
Materials 87,532,648 42,046,584 45,486,058 6
Real Estate 56,443,403 46,690,630 9,752,773 –
Utilities 32,254,046 26,980,908 5,273,138 –
Registered Investment Companies
Unaffiliated 22,393,668 22,393,668 – –
Affiliated 11,217,356 – 11,217,356 –
Preferred Stock
Consumer Discretionary 3,074,702 – 3,074,702 –
Short-Term Investments 202,826,561 – 202,826,561 –
Subtotal Investments in Securities $1,798,796,575 $1,042,168,280 $756,628,289 $6
Other Investments  * Total
Affiliated Registered Investment Companies 54,191,198
Collateral Held for Securities Loaned 16,429,932
Subtotal Other Investments $70,621,130
Total Investments at Value $1,869,417,705
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,866,198 8,866,198 – –
Total Asset Derivatives $8,866,198 $8,866,198 $– $–
Liability Derivatives
Futures Contracts 10,624,705 10,624,705 – –
Total Liability Derivatives $10,624,705 $10,624,705 $– $–

Global Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of April 29, 2022. Investments and/or cash totaling $17,892,509 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 33 June 2022 $ 3,314,629 ( $ 243,484)
CME E-mini S&P 500 Index 1,527 June 2022 324,323,664 (9,189,039)
CME E-mini S&P Mid-Cap 400 Index 16 June 2022 4,145,807 (153,647)
ICE mini MSCI EAFE Index 78 June 2022 8,265,416 (478,676)
ICE US mini MSCI Emerging Markets Index 702 June 2022 37,674,599 (559,859)
Total Futures Long Contracts $ 377,724,115 ( $ 10,624,705)
CME E-mini Russell 2000 Index (866) June 2022 ( $ 86,762,991) $ 6,168,701
CME E-mini S&P Mid-Cap 400 Index (249) June 2022 (64,825,487) 2,697,497
Total Futures Short Contracts ( $ 151,588,478) $8,866,198
Total Futures Contracts $ 226,135,637 ($1,758,507)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2022, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 8,866,198
Total Equity Contracts 8,866,198
Total Asset Derivatives $8,866,198
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 10,624,705
Total Equity Contracts 10,624,705
Total Liability Derivatives $10,624,705
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2022, for
Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (17,729,593)
Total Equity Contracts (17,729,593)
Total ($17,729,593)

Global Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2022, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,189,441)
Total Equity Contracts (2,189,441)
Total ($2,189,441)
The following table presents Global Stock Fund's average volume of derivative activity during the period ended April 29, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $421,690,380
Futures - Short (152,557,018)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $69,224 $5,585 $6,000 $54,191 5,865 2.9%
Core Small Cap Value — 11,750 – 11,217 1,201 0.6
Total Affiliated Registered Investment
Companies 69,224 65,408 3.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% 135,776 129,931 265,707 – – –
Total Affiliated Short-Term Investments 135,776 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   28,655 155,794 168,019 16,430 16,430 0.9
Total Collateral Held for Securities Loaned 28,655 16,430 0.9
Total Value $233,655 $81,838
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Equity $525 $(15,143) $4,214 $1,372
Core Small Cap Value – (533) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% 94 (94) – 15
Total Income/Non Income Cash from Affiliated Investments $1,387
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 6 72
Total Affiliated Income from Securities Loaned, Net $72
Total $619 $(15,770) $4,220

Government Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97.4% ) Value
Asset-Backed Securities (7.0%)
Arkansas Student Loan Auth.
$ 374,108
1.423%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 372,806
Cascade Funding Mortgage Trust,
LLC
587,598
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
576,610
634,436
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
623,015
ECMC Group Student Loan Trust
223,634
1.668%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
222,874
Goodgreen
279,845
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
271,404
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
653,257
1.650%,  3/25/2051, Ser.
2021-1 600,383
Missouri Higher Education Loan
Auth.
711,651
1.530%,  1/25/2061, Ser.
2021-1 641,929
913,713
1.368%,  (LIBOR 1M +
0.700%), 3/25/2061, Ser.
2021-2
a
892,087
Navient Student Loan Trust
696,489
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
b
617,191
248,709
1.268%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
248,709
318,292
1.718%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
318,288
420,172
1.568%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
422,836
New Hampshire Higher Education
Loan Corporation
343,175
1.868%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
341,724
SLM Student Loan Trust
133,575
1.068%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
130,473
Total 6,280,329
Collateralized Mortgage Obligations (14.9%)
Cascade Funding Mortgage Trust,
LLC
197,850
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
195,839
721,661
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
711,968
Federal Home Loan Mortgage
Corporation - REMIC
762,829
1.500%,  3/25/2050, Ser.
4982, Class JA 689,618
Principal
Amount Long-Term Fixed Income (97.4%) Value
Collateralized Mortgage Obligations (14.9%) -
continued
$ 280,299
3.000%,  10/15/2034, Ser.
4369, Class GV $ 280,351
59,552
2.000%,  1/15/2041, Ser.
4074, Class JA 58,284
256,097
1.750%,  6/15/2042, Ser.
4097, Class QN 239,109
176,476
1.750%,  12/15/2042, Ser.
4141, Class KM 158,404
233,809
3.000%,  5/15/2045, Ser.
4631, Class PA 227,251
181,079
3.000%,  3/15/2047, Ser.
4734, Class JA 173,981
244,931
3.500%,  8/15/2047, Ser.
4860, Class CA 239,591
650,000
3.000%,  9/25/2048, Ser.
5210, Class GD 578,392
800,000
2.500%,  12/15/2048, Ser.
5094, Class BC 695,815
272,497
2.000%,  9/25/2049, Ser.
4906, Class KE 250,722
Federal Home Loan Mortgage
Corporation WI Multifamily
Certificates
725,000
2.450%,  7/25/2032, Ser.
K144, Class A2 660,645
725,000
2.580%,  7/25/2032, Ser.
K145, Class A2
b
668,109
550,000
2.920%,  7/25/2032, Ser.
K146, Class A2 522,357
Federal National Mortgage
Association - REMIC
146,625
2.000%,  11/25/2032, Ser.
2012-123, Class BA 140,070
156,200
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 153,438
188,309
3.250%,  6/25/2043, Ser.
2013-60, Class PT 183,128
113,267
3.000%,  3/25/2046, Ser.
2016-66, Class PA 108,708
37,486
3.500%,  12/25/2047, Ser.
2018-41, Class PB 36,793
Finance of America HECM Buyout
475,971
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
463,792
Mello Warehouse Securitization
Trust
800,000
1.418%,  (LIBOR 1M +
0.750%), 4/25/2055, Ser.
2021-2, Class A
a,b
790,839
NewRez Warehouse Securitization
Trust
750,000
1.418%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b
744,216
RMF Buyout Issuance Trust
610,392
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
585,985
Seasoned Credit Risk Transfer
Trust
390,790
3.250%,  6/25/2057, Ser.
2017-4, Class HT
c
380,732
508,407
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
496,141

Government Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.4%) Value
Collateralized Mortgage Obligations (14.9%) -
continued
$ 423,737
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
$ 398,215
608,018
2.500%,  9/25/2060, Ser.
2021-1, Class MTU 564,954
431,942
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
392,982
521,520
2.500%,  11/25/2060, Ser.
2021-2, Class MTU
c
483,399
Seasoned Loans Structured
Transaction Trust
527,220
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
497,527
700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
b,c
632,023
Total 13,403,378
Commercial Mortgage-Backed Securities (0.9%)
Federal Agricultural Mortgage
Corporation Real Estate Trust
917,473
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
822,017
Total 822,017
Energy (0.2%)
Petroleos Mexicanos
150,000 2.378%,  4/15/2025 148,510
Total 148,510
Financials (2.3%)
HSBC Bank Canada
250,000 0.950%,  5/14/2023
b
245,605
Nationwide Building Society
250,000 1.700%,  2/13/2023
b
248,187
Private Export Funding
Corporation
1,000,000 2.050%,  11/15/2022 1,000,628
Santander UK plc
300,000 1.625%,  2/12/2023
b
297,666
Westpac Banking Corporation
250,000 2.000%,  1/16/2025
b
242,219
Total 2,034,305
Foreign Government (2.2%)
Development Bank of Japan, Inc.
250,000 2.125%,  9/1/2022
b
249,735
Export Development Canada
500,000 2.500%,  1/24/2023 501,409
Province of British Columbia
450,000 1.750%,  9/27/2024 437,623
Province of Ontario
250,000 3.400%,  10/17/2023 252,578
Province of Quebec
500,000 2.750%,  4/12/2027 490,208
Total 1,931,553
Mortgage-Backed Securities (32.1%)
Federal Home Loan Mortgage
Corporation
500,000 0.250%,  8/24/2023 486,013
Principal
Amount Long-Term Fixed Income (97.4%) Value
Mortgage-Backed Securities (32.1%) -
continued
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 512,507 3.000%,  2/1/2050 $ 485,892
Federal National Mortgage
Association
500,000 0.750%,  10/8/2027 444,512
375,000 0.875%,  8/5/2030 312,394
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,875,000 2.000%,  5/1/2037
d
1,756,725
2,075,000 2.500%,  5/1/2037
d
1,985,435
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,568,425 2.000%,  3/1/2051 1,388,387
3,900,000 2.000%,  5/1/2052
d
3,440,074
8,150,000 2.500%,  5/1/2052
d
7,434,595
1,475,550 2.500%,  12/1/2051 1,349,270
6,325,000 3.000%,  5/1/2049
d
5,963,792
2,875,000 3.500%,  5/1/2049
d
2,788,076
1,000,000 4.000%,  5/1/2049
d
994,297
Total 28,829,462
U.S. Government & Agencies (37.8%)
Federal Farm Credit Bank
500,000 2.210%,  8/1/2024 494,984
Federal Home Loan Bank
500,000 3.250%,  11/16/2028 505,586
Tennessee Valley Authority
385,000 5.250%,  9/15/2039 456,715
U.S. Treasury Bonds
1,185,000 1.375%,  8/15/2050 815,567
2,000,000 1.875%,  2/28/2027 1,904,531
325,000 2.250%,  11/15/2027 313,168
3,160,000 2.625%,  2/15/2029 3,095,566
4,070,000 1.500%,  2/15/2030 3,671,267
475,000 1.375%,  11/15/2031 414,809
500,000 4.750%,  2/15/2037 611,504
625,000 3.000%,  5/15/2042 608,374
2,205,000 2.500%,  5/15/2046 1,954,870
2,410,000 2.875%,  5/15/2049 2,337,229
U.S. Treasury Bonds, TIPS
217,305 0.875%,  2/15/2047 236,203
U.S. Treasury Notes
500,000 0.250%,  6/15/2024 474,199
250,000 2.125%,  11/30/2024 245,361
3,000,000 2.875%,  7/31/2025 2,995,781
1,950,000 0.250%,  8/31/2025 1,784,707
375,000 2.625%,  1/31/2026 370,694
4,500,000 0.500%,  2/28/2026 4,101,504
250,000 1.750%,  12/31/2026 236,963
750,000 0.625%,  11/30/2027 660,176
3,000,000 1.250%,  5/31/2028 2,713,594
U.S. Treasury Notes, TIPS
591,260 0.125%,  10/15/2024 613,063

Government Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.4%) Value
U.S. Government & Agencies (37.8%) -
continued
$ 2,305,766 0.125%,  10/15/2025 $ 2,386,137
Total 34,002,552
Total Long-Term Fixed Income
(cost $92,438,216) 87,452,106
Shares or
Principal
Amount Short-Term Investments ( 31.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.315%, 5/24/2022
e,f
99,971
100,000 0.730%, 7/8/2022
e,f
99,833
Thrivent Core Short-Term Reserve
Fund
2,776,866 0.830% 27,768,664
Total Short-Term Investments
(cost $27,961,928) 27,968,468
Total Investments (cost
$120,400,144) 128.5% $115,420,574
Other Assets and Liabilities, Net
(28.5%) (25,583,530)
Total Net Assets 100.0% $89,837,044
a Denotes variable rate securities. The rate shown is as of
April 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $10,199,127 or 11.4% of
total net assets.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 801,891
Gross unrealized depreciation (5,897,085)
Net unrealized appreciation (depreciation) $ (5,095,194)
Cost for federal income tax purposes $ 121,206,304
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 6,280,329 – 6,280,329 –
Collateralized Mortgage Obligations 13,403,378 – 13,403,378 –
Commercial Mortgage-Backed Securities 822,017 – 822,017 –
Energy 148,510 – 148,510 –
Financials 2,034,305 – 2,034,305 –
Foreign Government 1,931,553 – 1,931,553 –
Mortgage-Backed Securities 28,829,462 – 28,829,462 –
U.S. Government & Agencies 34,002,552 – 34,002,552 –
Short-Term Investments 199,804 – 199,804 –
Subtotal Investments in Securities $87,651,910 $– $87,651,910 $–
Other Investments  * Total
Affiliated Short-Term Investments 27,768,664
Subtotal Other Investments $27,768,664
Total Investments at Value $115,420,574
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Government Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Government
Bond as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
^ Located on the Statement of Operations, Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Asset Backed Securities Level 3 securities' fair value is calculated by a vendor using the established policies and procedures of the reporting entity. Inputs used in valuation include the principal and interest schedules, bond equivalent ratings, and U.S. Treasury yields.
Unobservable inputs were weighted by the relative fair value of the instruments. A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 690,536 690,536 – –
Total Asset Derivatives $690,536 $690,536 $– $–
Investments in Securities
Beginning
Value
10/31/2021
Realized
Gain/ (Loss)^
Change in
Unrealized
Appreciation/
(Depreciation) *  Purchases  Sales
Transfers
Into
Level 3 #
Transfers Out
of Level 3 @
Ending Value
4/29/2022
Long Term Fixed Income
 Asset Backed Securities $1,449,351   $-   ($21,078) $- ($228,647)  - ($1,199,626)  $-
Total  $1,449,351  $-   ($21,078)  $- ($228,647)  $- ($1,199,626) $-
The following table presents Government Bond Fund's futures contracts held as of April 29, 2022. Investments and/or cash totaling $199,804 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note (31) June 2022 ( $ 3,918,010) $ 224,166
CBOT 2-Yr. U.S. Treasury Note (57) June 2022 (12,220,567) 204,255
CBOT 5-Yr. U.S. Treasury Note (4) June 2022 (470,115) 19,427
CBOT U.S. Long Bond (6) June 2022 (927,780) 83,655
CME Ultra Long Term U.S. Treasury Bond (9) June 2022 (1,602,970) 159,033
Total Futures Short Contracts ( $ 19,139,442) $690,536
Total Futures Contracts ( $ 19,139,442) $690,536
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2022, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 690,536
Total Interest Rate Contracts 690,536
Total Asset Derivatives $690,536
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Government Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains /( losses) and Statement of Operations location, for the period ended April 29, 2022, for
Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 36,094
Futures Net realized gains/(losses) on Futures contracts 793,386
Total Interest Rate Contracts 829,480
Total $829,480
The following table summarizes the change in net unrealized appreciation /( depreciation) and Statement of Operations location, for the period ended April 29, 2022, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (10,417)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 362,567
Total Interest Rate Contracts 352,150
Total $352,150
The following table presents Government Bond Fund's average volume of derivative activity during the period ended April 29, 2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $2,735,624
Futures - Short (24,294,394)
Options Written (1,845,113)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $35,211 $14,688 $22,130 $27,769 2,777 30.9%
Total Affiliated Short-Term Investments 35,211 27,769 30.9
Total Value $35,211 $27,769
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $– $– $– $53
Total Income/Non Income Cash from Affiliated Investments $53
Total $– $– $–

High Income Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
( 101.3% ) Value
Alaska (0.7%)
Northern AK Tobacco Securitization
Corporation Tobacco Settlement
Rev. Refg.
$ 250,000 4.000%, 6/1/2050, Ser. B-1 $ 227,211
Total 227,211
Arizona (2.9%)
Arizona Industrial Development
Auth. Economic Development
Rev. (Legacy Cares, Inc.)
350,000 7.750%, 7/1/2050, Ser. A
a
386,022
100,000 5.500%, 7/1/2031, Ser. A
a
98,439
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
200,000 5.000%, 7/15/2050, Ser. A
a
202,910
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
a
297,482
Total 984,853
California (6.0%)
California County Tobacco
Securitization Agency (Los
Angeles County Securitization
Corporation)
250,000 4.000%, 6/1/2049, Ser. A 242,345
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
250,000 4.000%, 7/15/2029, AMT 241,327
California Municipal Finance Auth.
Rev. (LINXS APM)
225,000
5.000%, 12/31/2043, Ser. A,
AMT 235,219
California Municipal Finance Auth.
Rev. Refg. (ExxonMobil)
450,000 0.350%, 12/1/2029, AMT
b
450,000
California Pollution Control
Financing Auth. Rev. Refg.
(San Diego County Water Auth.
Desalination)
250,000 5.000%, 7/1/2039
a
267,193
California Public Finance Auth.
Senior Living Rev. (Enso Village)
250,000 5.000%, 11/15/2056, Ser. A
a
245,158
Riverside County, CA
Transportation Commission Toll
Rev. Refg. (RCTC 91 Express
Lanes)
375,000 4.000%, 6/1/2046, Ser. B-1 356,527
Total 2,037,769
Colorado (4.3%)
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
225,000 5.000%, 4/1/2048 239,440
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 305,279
Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Colorado (4.3%) - continued
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
$ 150,000 5.000%, 12/1/2050
a
$ 135,268
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Commonspirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 331,216
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 232,472
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 235,921
Total 1,479,596
Connecticut (1.8%)
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
250,000 5.000%, 1/1/2045, Ser. A
a
255,794
Hamden, CT G.O. Refg. (BAM
Insured)
350,000 4.000%, 8/15/2041
c
358,615
Total 614,409
Delaware (1.7%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 350,304
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 232,356
Total 582,660
Florida (6.6%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 226,423
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town and Country Utilities)
250,000 4.000%, 10/1/2051, AMT
a
208,611
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 151,864
250,000 4.000%, 7/1/2055, Ser. A 206,903
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
250,000 5.000%, 6/1/2051 229,920
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 317,251

High Income Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Florida (6.6%) - continued
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
$ 300,000 5.250%, 10/1/2052, Ser. A $ 299,979
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
250,000 5.000%, 10/1/2047, Ser. A 273,950
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 112,196
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
a
236,655
Total 2,263,752
Georgia (3.5%)
DeKalb County, GA Housing Auth.
Senior Living Rev. Refg. (Baptist
Retirement Communities of
Georgia, Inc. and Clairmont
Crest, Inc.)
250,000 5.125%, 1/1/2049, Ser. A
a
174,750
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 224,717
Main Street Natural Gas, Inc. Rev.
250,000 5.000%, 5/15/2028, Ser. A 266,603
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 266,610
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
250,000 4.000%, 10/1/2050 241,511
Total 1,174,191
Guam (0.9%)
Guam Power Auth. Rev. Refg.
300,000 5.000%, 10/1/2034, Ser. A
d
318,363
Total 318,363
Illinois (4.5%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 263,813
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 153,057
Illinois G.O.
235,000 5.000%, 12/1/2025, Ser. B 249,514
250,000 5.000%, 3/1/2046, Ser. A 261,605
Illinois Sports Fac. Auth. Rev. Refg.
300,000 5.000%, 6/15/2031 317,056
Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Illinois (4.5%) - continued
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
$ 115,000
Zero Coupon, 6/15/2035,
Ser. A
c
$ 64,658
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
220,000 5.500%, 6/15/2029, Ser. A
c
238,691
Total 1,548,394
Indiana (0.4%)
Indiana Housing and Community
Development Auth. Rev. (Vita of
Marion)
150,000 5.250%, 4/1/2041, Ser. A 130,008
Total 130,008
Iowa (0.9%)
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 164,522
150,000 5.000%, 5/15/2043, Ser. A 151,125
Total 315,647
Kansas (0.7%)
Kansas Power Pool Municipal
Energy Agency Electric Utility
Rev.
245,000 4.000%, 12/1/2041, Ser. A 253,682
Total 253,682
Maryland (1.2%)
Maryland Economic Development
Corporation Rev. (Seagirt Marine
Terminal)
200,000
5.000%, 6/1/2044, Ser. A,
AMT 213,831
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
200,000 5.000%, 7/1/2030
a
206,615
Total 420,446
Michigan (3.0%)
Downriver Utility Wastewater Auth.
Rev. Refg. (AGM Insured)
225,000 5.000%, 4/1/2031
c
252,287
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
200,000 4.000%, 9/1/2046 189,221
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 103,718
225,000 5.000%, 12/31/2043, AMT 230,418

High Income Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Michigan (3.0%) - continued
Michigan Strategic Fund Limited
Obligation Rev. (Recycled Board
Machine)
$ 250,000 4.000%, 10/1/2026, AMT
b
$ 255,268
Total 1,030,912
Minnesota (4.4%)
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 252,683
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 253,959
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B
d
263,182
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 209,204
St. Paul, MN Housing and
Redevelopment Auth. Charter
School Lease Rev. Refg. (Nova
Classical Academy)
350,000 4.000%, 9/1/2031, Ser. A 343,832
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
200,000 4.000%, 12/1/2050 180,555
Total 1,503,415
Missouri (3.4%)
Hannibal, MO Board of Public
Works C.O.P
300,000 4.000%, 4/1/2032 308,110
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
200,000
5.000%, 3/1/2046, Ser. B,
AMT 210,720
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
140,000 5.000%, 8/15/2042, Ser. A 142,863
Missouri Health and Educational
Fac. Auth. Rev. Refg. (Lake
Regional Health System)
300,000 4.000%, 2/15/2051 283,647
Missouri State Health and
Educational Fac. Auth. Rev.
(Maryville University of St. Louis)
200,000 5.000%, 6/15/2045, Ser. A 211,008
Total 1,156,348
Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Montana (0.7%)
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
$ 250,000 4.000%, 7/1/2050, Ser. A $ 236,803
Total 236,803
Nebraska (0.7%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
225,000 5.000%, 11/15/2047 244,789
Total 244,789
Nevada (0.7%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 239,430
Total 239,430
New Hampshire (0.9%)
New Hampshire Health and
Education Fac. Auth. Rev.
250,000 5.000%, 8/1/2059, Ser. A 288,515
Total 288,515
New Jersey (2.3%)
New Jersey Transportation Trust
Fund Auth. Rev.
250,000 4.000%, 6/15/2050, Ser. BB 232,545
225,000 5.000%, 6/15/2045, Ser. AA 233,224
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
300,000 5.250%, 6/1/2046, Ser. A 320,380
Total 786,149
New York (10.6%)
Build NYC Resource Corporation
Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051 213,563
Huntington, NY Local Development
Corporation Rev. (Gurwin
Independent Housing, Inc. -
Fountaingate Gardens)
250,000 3.000%, 7/1/2025, Ser. C 237,429
Metropolitan Transportation Auth.,
NY Rev.
250,000
5.000%, 11/15/2045, Ser.
A-2
b
272,042
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
1,010,000
0.330%, 6/15/2035, Ser.
BB-2
b
1,010,000
150,000
0.330%, 6/15/2048, Ser.
AA-1
b
150,000
150,000
0.330%, 6/15/2049, Ser.
BB-1
b
150,000

High Income Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.3%) Value
New York (10.6%) - continued
New York City, NY Trust for Cultural
Resources Rev. Refg. (Carnegie
Hall)
$ 200,000 5.000%, 12/1/2039 $ 224,907
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 238,041
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
225,000 5.000%, 1/1/2036, AMT 234,799
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
400,000 5.000%, 12/1/2042, AMT 417,291
New York, NY G.O.
250,000 4.000%, 3/1/2047, Ser. F-1 249,961
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
a
204,405
Total 3,602,438
North Carolina (1.4%)
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
500,000 4.000%, 1/1/2052, Ser. A 466,238
Total 466,238
North Dakota (0.7%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
225,000 5.000%, 4/1/2048, Ser. A 241,659
Total 241,659
Ohio (2.3%)
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg.
300,000 5.000%, 6/1/2055, Ser. B-2 291,751
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
250,000 4.000%, 12/1/2055, Ser. A
a
209,161
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
100,000 5.000%, 3/1/2034 103,024
Ohio Turnpike Commission Rev.
150,000
Zero Coupon, 2/15/2034, Ser.
A-4
e
168,063
Total 771,999
Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Oregon (0.9%)
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
$ 340,000 4.000%, 5/15/2057 $ 299,832
Total 299,832
Pennsylvania (3.5%)
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 239,131
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
200,000
Zero Coupon, 12/1/2041, Ser.
A-3
c
86,391
Pennsylvania Turnpike Commission
Rev. Refg.
225,000 5.000%, 12/1/2032 252,782
Philadelphia, PA Airport Rev. Refg.
350,000 5.000%, 7/1/2051, AMT 370,467
Philadelphia, PA Auth. for Industrial
Development Rev. (Cathedral
Village)
250,000 5.000%, 4/1/2039
f
256,439
Total 1,205,210
Puerto Rico (1.3%)
Puerto Rico Sales Tax Financing
Corporation Rev.
450,000 4.550%, 7/1/2040, Ser. A-1 452,459
Total 452,459
South Carolina (1.9%)
Patriots Energy Group, SC Gas
System Improvement Rev. Refg.
450,000 4.000%, 6/1/2051, Ser. A 436,955
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 207,545
Total 644,500
South Dakota (0.7%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
250,000 4.000%, 8/1/2051 221,130
Total 221,130
Tennessee (0.9%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 311,552
Total 311,552

High Income Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Texas (9.9%)
Central Texas Regional Mobility
Auth. Rev.
$ 300,000 5.000%, 1/1/2040, Ser. A
f
$ 323,068
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
250,000 5.000%, 1/1/2033, Ser. A 252,053
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
350,000 4.000%, 12/1/2041, Ser. A 331,303
Irving, TX Rev. Refg.
300,000 5.000%, 8/15/2043 318,279
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. (Mobil Oil
Corporation)
1,000,000 0.360%, 4/1/2029, AMT
b
1,000,000
Port Freeport, TX Rev.
300,000
5.000%, 6/1/2049, Ser. A,
AMT 320,281
Port of Beaumont, TX Navigation
District Fac. Rev. Refg. (Dock
and Wharf Jefferson Gulf Coast
Energy)
250,000
4.000%, 1/1/2050, Ser. A,
AMT
a
209,130
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 240,614
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
50,000 5.000%, 12/15/2031 54,108
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 309,446
Total 3,358,282
Utah (3.6%)
Black Desert Public Infrastructure
District L.T.G.O.
500,000 4.000%, 3/1/2051, Ser. A
a
403,666
Salt Lake City, UT Airport Rev.
150,000
4.000%, 7/1/2051, Ser. A,
AMT 140,825
225,000
5.000%, 7/1/2036, Ser. A,
AMT 240,393
Utah Infrastructure Agency
Telecommunications and
Franchise Tax Rev. (Pleasant
Grove City)
250,000 4.000%, 10/15/2048 246,071
Utah Infrastructure Agency
Telecommunications Rev.
200,000 4.000%, 10/15/2029 195,894
Total 1,226,849
Principal
Amount
Long-Term Fixed Income
(101.3%) Value
Virginia (4.2%)
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings OpCo, LLC)
$ 250,000 5.000%, 1/1/2027, AMT $ 251,347
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 237,547
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 465,920
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT
d
488,176
Total 1,442,990
West Virginia (1.2%)
South Charleston, WV Special
District Excise Tax Rev. Refg.
(South Charleston Park Place)
500,000 4.500%, 6/1/2050
a
398,178
Total 398,178
Wisconsin (5.4%)
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
335,000 5.000%, 2/1/2052, Ser. A 340,399
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 457,513
Public Finance Auth., WI Rev.
(Texas Biomedical Research
Institute)
350,000 4.000%, 6/1/2040, Ser. A 345,414
Public Finance Auth., WI Student
Housing Rev. (University of
Hawaii Foundation)
250,000 4.000%, 7/1/2051 222,724
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
250,000 5.125%, 10/1/2048 236,676
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 243,000
Total 1,845,726
Wyoming (0.6%)
Laramie County, WY Hospital
Rev. Refg. (Cheyenne Regional
Medical Center)
200,000 4.000%, 5/1/2038 201,420
Total 201,420
Total Long-Term Fixed Income
(cost $37,694,640) 34,527,804

High Income Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Short-Term Investments ( 0.3% )
g
Value
Federal Home Loan Bank Discount
Notes
$ 100,000 0.315%, 5/24/2022
h
$ 99,971
Total Short-Term Investments
(cost $99,979) 99,971
Total Investments
(cost $37,794,619) 101.6% $34,627,775
Other Assets and Liabilities,
Net -1.6% (544,110)
Total Net Assets 100.0% $34,083,665
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $4,139,437 or 12.1% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
April 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 29, 2022.
f Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Refg. - Refunding
Rev. - Revenue
Ser. - Series
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $249,032
Gross unrealized depreciation (3,377,708)
Net unrealized appreciation (depreciation) ($3,128,676)
Cost for federal income tax purposes $37,876,605
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 5,531,651 – 5,531,651 –
Electric Revenue 1,146,765 – 1,146,765 –
Escrowed/Pre-refunded 579,507 – 579,507 –
General Obligation 1,787,174 – 1,787,174 –
Health Care 6,470,793 – 6,470,793 –
Housing Finance 1,972,589 – 1,972,589 –
Industrial Development Revenue 1,309,159 – 1,309,159 –
Other Revenue 5,216,873 – 5,216,873 –
Tax Revenue 1,569,762 – 1,569,762 –
Transportation 6,905,440 – 6,905,440 –
Water & Sewer 2,038,091 – 2,038,091 –
Short-Term Investments 99,971 – 99,971 –
Total Investments at Value $34,627,775 $– $34,627,775 $–

High Income Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 120,154 120,154 – –
Total Asset Derivatives $120,154 $120,154 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of April 29, 2022. Investments and/or cash totaling
$99,971 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (12) June 2022 ( $ 1,808,404) $ 120,154
Total Futures Short Contracts ( $ 1,808,404) $120,154
Total Futures Contracts ( $ 1,808,404) $120,154
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2022, for High Income Municipal
Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 120,154
Total Interest Rate Contracts 120,154
Total Asset Derivatives $120,154
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2022, for High
Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 68,596
Total Interest Rate Contracts 68,596
Total $68,596
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2022, for High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 102,055
Total Interest Rate Contracts 102,055
Total $102,055
The following table presents High Income Municipal Bond Fund's average volume of derivative activity during the period ended April 29, 2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($1,294,486)

High Yield Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 5.0% )
a
Value
Basic Materials (0.2%)
Mauser Packaging Solutions
Holding Company, Term Loan
$ 1,354,488
3.705%,  (LIBOR 1M +
3.250%), 4/3/2024
b
$ 1,326,382
Total 1,326,382
Capital Goods (0.6%)
Grinding Media, Inc., Term Loan
2,948,185
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
2,881,851
Vertiv Group Corporation, Term
Loan
1,663,688
3.202%,  (LIBOR 1M +
2.750%), 3/2/2027
b
1,616,322
Total 4,498,173
Communications Services (1.1%)
DIRECTV Financing, LLC, Term
Loan
2,927,075
5.764%,  (LIBOR 1M +
5.000%), 8/2/2027
b
2,912,147
NEP Group, Inc., Term Loan
2,384,196
4.014%,  (LIBOR 1M +
3.250%), 10/20/2025
b
2,337,251
Peraton Corporation, Term Loan
2,799,684
4.514%,  (LIBOR 1M +
3.750%), 2/1/2028
b
2,774,739
Total 8,024,137
Consumer Cyclical (0.2%)
Staples, Inc., Term Loan
1,543,977
5.317%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,477,663
Total 1,477,663
Consumer Non-Cyclical (1.0%)
City Brewing Company, LLC, Term
Loan
1,097,243
4.469%,  (LIBOR 3M +
3.500%), 4/5/2028
b
1,024,090
Endo Luxembourg Finance
Company I SARL, Term Loan
2,458,977
5.813%,  (LIBOR 1M +
5.000%), 3/25/2028
b
2,275,169
Global Medical Response, Inc.,
Term Loan
1,381,854
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
1,369,956
919,345
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
911,108
Herens US Holdco Corporation,
Term Loan
1,538,394
5.006%,  (LIBOR 3M +
4.000%), 7/2/2028
b
1,490,873
Total 7,071,196
Principal
Amount Bank Loans (5.0%)
a
Value
Energy (0.2%)
GIP II Blue Holding, LP, Term Loan
$ 1,679,505
5.506%,  (LIBOR 3M +
4.500%), 9/29/2028
b
$ 1,672,854
Total 1,672,854
Financials (0.4%)
Asurion, LLC, Term Loan
1,838,000
6.014%,  (LIBOR 1M +
5.250%), 1/15/2029
b
1,781,022
CoreLogic, Inc., Term Loan
1,402,950
4.313%,  (LIBOR 1M +
3.500%), 6/2/2028
b,c
1,315,266
Total 3,096,288
Technology (0.6%)
Gogo Intermediate Holdings, LLC,
Term Loan
1,399,425
4.989%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,384,731
Rackspace Technology Global,
Inc., Term Loan
1,435,500
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,400,215
Redstone Holdco 2 LP, Term Loan
1,169,125
5.934%,  (LIBOR 3M +
4.750%), 4/27/2028
b
1,121,261
Total 3,906,207
Transportation (0.7%)
AAdvantage Loyalty IP, Ltd., Term
Loan
3,920,000
5.813%,  (LIBOR 3M +
4.750%), 4/20/2028
b
3,986,405
Air Canada, Term Loan
980,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
968,975
Total 4,955,380
Total Bank Loans
(cost $36,709,937) 36,028,280
Principal
Amount Long-Term Fixed Income ( 88.4% ) Value
Basic Materials (5.6%)
ACN 113 874 712, Pty. Ltd.
2,859,934 11.500%,  2/15/2018
*,d,e
2,860
Chemours Company
2,410,000 5.750%,  11/15/2028
f
2,259,375
Cleveland-Cliffs, Inc.
1,450,000 4.625%,  3/1/2029
f
1,359,070
2,546,000 4.875%,  3/1/2031
f,g
2,355,050
Consolidated Energy Finance SA
3,482,000 5.625%,  10/15/2028
f
3,220,850
EverArc Escrow Sarl
1,014,000 5.000%,  10/30/2029
f
889,095
First Quantum Minerals, Ltd.
935,000 6.875%,  3/1/2026
f
937,337
1,938,000 6.875%,  10/15/2027
f
1,947,690
Hecla Mining Company
805,000 7.250%,  2/15/2028 813,050

High Yield Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Basic Materials (5.6%) - continued
Hudbay Minerals, Inc.
$ 725,000 4.500%,  4/1/2026
f
$ 670,302
Mauser Packaging Solutions
Holding Company
1,875,000 7.250%,  4/15/2025
f
1,776,562
Mercer International, Inc.
1,435,000 5.500%,  1/15/2026 1,422,602
480,000 5.125%,  2/1/2029 445,877
Methanex Corporation
1,817,000 4.250%,  12/1/2024 1,788,271
Novelis Corporation
580,000 3.250%,  11/15/2026
f
529,221
2,010,000 4.750%,  1/30/2030
f
1,848,657
580,000 3.875%,  8/15/2031
f
497,350
OCI NV
2,564,000 4.625%,  10/15/2025
f
2,573,615
Olin Corporation
2,450,000 5.625%,  8/1/2029 2,412,515
SCIL USA Holdings, LLC
1,517,000 5.375%,  11/1/2026
f
1,384,263
SPCM SA
926,000 3.125%,  3/15/2027
f
817,195
1,157,000 3.375%,  3/15/2030
f
980,558
SunCoke Energy, Inc.
2,234,000 4.875%,  6/30/2029
f
2,002,893
Taseko Mines, Ltd.
2,420,000 7.000%,  2/15/2026
f
2,401,850
Unifrax Escrow Issuer Corporation
1,887,000 5.250%,  9/30/2028
f
1,663,277
United States Steel Corporation
3,420,000 6.875%,  3/1/2029
g
3,479,269
Total 40,478,654
Capital Goods (9.9%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*,e,h
17,250
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
f
2,280,350
AECOM
1,505,000 5.125%,  3/15/2027 1,488,069
Amsted Industries, Inc.
1,875,000 5.625%,  7/1/2027
f
1,860,937
2,370,000 4.625%,  5/15/2030
f
2,180,400
ARD Finance SA
1,500,000 6.500%,  6/30/2027
f
1,260,000
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
2,861,000 5.250%,  8/15/2027
f
2,456,884
Berry Global, Inc.
1,577,000 4.500%,  2/15/2026
f,g
1,551,374
Bombardier, Inc.
935,000 7.125%,  6/15/2026
f
860,200
1,950,000 7.875%,  4/15/2027
f
1,816,561
1,755,000 6.000%,  2/15/2028
f
1,518,075
Brand Industrial Services, Inc.
710,000 8.500%,  7/15/2025
f,g
633,675
Builders FirstSource, Inc.
900,000 5.000%,  3/1/2030
f
832,500
Principal
Amount Long-Term Fixed Income (88.4%) Value
Capital Goods (9.9%) - continued
Clean Harbors, Inc.
$ 2,920,000 5.125%,  7/15/2029
f
$ 2,876,200
Clydesdale Acquisition Holdings,
Inc.
273,000 6.625%,  4/15/2029
f
272,317
546,000 8.750%,  4/15/2030
f
499,011
Cornerstone Building Brands, Inc.
2,830,000 6.125%,  1/15/2029
f
2,354,701
Covanta Holding Corporation
1,520,000 5.000%,  9/1/2030 1,371,800
Covert Mergeco, Inc.
826,000 4.875%,  12/1/2029
f
751,495
CP Atlas Buyer, Inc.
1,935,000 7.000%,  12/1/2028
f
1,615,725
Crown Cork & Seal Company, Inc.
1,686,000 7.375%,  12/15/2026 1,791,375
GFL Environmental, Inc.
3,885,000 4.000%,  8/1/2028
f
3,418,800
H&E Equipment Services, Inc.
4,500,000 3.875%,  12/15/2028
f
3,919,703
Howard Midstream Energy
Partners, LLC
2,091,000 6.750%,  1/15/2027
f
2,025,897
Howmet Aerospace, Inc.
2,034,000 3.000%,  1/15/2029 1,774,970
JELD-WEN, Inc.
1,100,000 6.250%,  5/15/2025
f
1,123,375
1,175,000 4.875%,  12/15/2027
f
1,065,514
MIWD Holdco II, LLC
1,163,000 5.500%,  2/1/2030
f
1,005,995
Mueller Water Products, Inc.
820,000 4.000%,  6/15/2029
f
733,900
Nesco Holdings II, Inc.
1,400,000 5.500%,  4/15/2029
f
1,319,262
New Enterprise Stone and Lime
Company, Inc.
2,683,000 5.250%,  7/15/2028
f
2,452,369
OI European Group BV
2,270,000 4.750%,  2/15/2030
f
1,997,600
Owens-Brockway Glass Container,
Inc.
2,880,000 5.875%,  8/15/2023
f
2,920,162
Pactiv Evergreen Group
1,610,000 4.375%,  10/15/2028
f
1,420,825
PGT Innovations, Inc.
2,153,000 4.375%,  10/1/2029
f
1,889,107
SRM Escrow Issuer, LLC
3,205,000 6.000%,  11/1/2028
f
3,076,800
TransDigm, Inc.
4,255,000 6.250%,  3/15/2026
f
4,233,725
110,000 4.625%,  1/15/2029 95,720
1,885,000 4.875%,  5/1/2029 1,651,731
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,507,878
Victors Merger Corporation
1,410,000 6.375%,  5/15/2029
f,g
846,000
WESCO Distribution, Inc.
2,180,000 7.250%,  6/15/2028
f
2,250,850
Total 71,019,082

High Yield Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Communications Services (10.2%)
Altice France SA
$ 1,410,000 5.125%,  7/15/2029
f
$ 1,193,650
2,676,000 5.500%,  10/15/2029
f
2,274,600
C&W Senior Financing DAC
475,000 6.875%,  9/15/2027
f
460,897
CCO Holdings, LLC
3,250,000 5.375%,  6/1/2029
f
3,079,375
3,760,000 4.750%,  3/1/2030
f
3,360,500
1,218,000 4.750%,  2/1/2032
f
1,046,664
Clear Channel Outdoor Holdings,
Inc.
940,000 7.500%,  6/1/2029
f
887,078
Clear Channel Worldwide
Holdings, Inc.
3,378,000 7.750%,  4/15/2028
f
3,183,765
Consolidated Communications,
Inc.
1,672,000 5.000%,  10/1/2028
f
1,366,358
CSC Holdings, LLC
2,340,000 5.375%,  2/1/2028
f
2,148,436
2,325,000 4.125%,  12/1/2030
f
1,918,125
Cumulus Media New Holdings,
Inc.
2,208,000 6.750%,  7/1/2026
f,g
2,196,960
DIRECTV Holdings, LLC
465,000 5.875%,  8/15/2027
f
437,681
DISH DBS Corporation
1,019,000 5.250%,  12/1/2026
f
935,595
719,000 7.375%,  7/1/2028 628,679
760,000 5.750%,  12/1/2028
f
679,805
Entercom Media Corporation
3,748,000 6.500%,  5/1/2027
f,g
3,223,280
Frontier Communications
Holdings, LLC
840,000 5.875%,  10/15/2027
f
804,300
1,410,000 5.000%,  5/1/2028
f
1,286,688
GCI, LLC
3,040,000 4.750%,  10/15/2028
f
2,819,600
Gray Escrow II, Inc.
6,200,000 5.375%,  11/15/2031
f
5,344,152
Iliad Holding SASU
1,849,000 6.500%,  10/15/2026
f
1,777,277
LCPR Senior Secured Financing
DAC
3,330,000 6.750%,  10/15/2027
f
3,309,271
Level 3 Financing, Inc.
1,640,000 4.625%,  9/15/2027
f
1,473,950
1,640,000 4.250%,  7/1/2028
f
1,385,800
Lions Gate Capital Holdings, LLC
1,542,000 5.500%,  4/15/2029
f
1,366,968
News Corporation
710,000 3.875%,  5/15/2029
f
641,998
Outfront Media Capital, LLC
2,350,000 5.000%,  8/15/2027
f
2,235,437
Radiate Holdco, LLC
945,000 6.500%,  9/15/2028
f
831,600
Scripps Escrow, Inc.
2,190,000 5.875%,  7/15/2027
f
2,091,450
Sirius XM Radio, Inc.
630,000 3.125%,  9/1/2026
f
580,387
1,640,000 4.000%,  7/15/2028
f
1,482,150
Principal
Amount Long-Term Fixed Income (88.4%) Value
Communications Services (10.2%) - continued
$ 860,000 3.875%,  9/1/2031
f
$ 726,279
Sprint Corporation
1,960,000 7.125%,  6/15/2024 2,062,900
5,960,000 7.625%,  2/15/2025 6,339,950
Telesat Canada
1,080,000 4.875%,  6/1/2027
f
734,400
405,000 6.500%,  10/15/2027
f
173,077
Terrier Media Buyer, Inc.
1,510,000 8.875%,  12/15/2027
f
1,475,859
United States Cellular Corporation
2,626,000 6.700%,  12/15/2033 2,712,605
Uniti Group, LP
1,405,000 4.750%,  4/15/2028
f
1,253,963
VZ Secured Financing BV
2,000,000 5.000%,  1/15/2032
f
1,725,820
Total 73,657,329
Consumer Cyclical (18.6%)
1011778 B.C., ULC
3,510,000 4.375%,  1/15/2028
f
3,202,875
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
1,873,000 10.500%,  2/15/2028
f
1,690,382
Allied Universal Finance
Corporation
700,000 4.625%,  6/1/2028
f
614,250
Allied Universal Holdco, LLC
1,465,000 6.625%,  7/15/2026
f
1,415,835
1,175,000 4.625%,  6/1/2028
f
1,039,875
940,000 6.000%,  6/1/2029
f
777,850
Allison Transmission, Inc.
3,890,000 3.750%,  1/30/2031
f
3,364,850
American Axle & Manufacturing,
Inc.
1,945,000 6.500%,  4/1/2027 1,812,497
Arko Corporation
1,344,000 5.125%,  11/15/2029
f
1,189,440
Ashton Woods USA, LLC
700,000 4.625%,  8/1/2029
f
589,011
BellRing Brands, Inc.
2,182,000 7.000%,  3/15/2030
f
2,132,905
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
f
1,700,084
Boyne USA, Inc.
1,295,000 4.750%,  5/15/2029
f
1,201,112
Brookfield Property REIT, Inc.
1,091,000 5.750%,  5/15/2026
f
1,056,230
Brookfield Residential Properties,
Inc.
1,875,000 5.000%,  6/15/2029
f
1,658,334
Caesars Entertainment, Inc.
3,072,000 6.250%,  7/1/2025
f
3,105,393
1,400,000 8.125%,  7/1/2027
f
1,463,000
2,153,000 4.625%,  10/15/2029
f
1,846,197
Carnival Corporation
887,000 10.500%,  2/1/2026
f
975,700
1,874,000 7.625%,  3/1/2026
f
1,834,177
3,270,000 5.750%,  3/1/2027
f
2,961,034
1,396,000 6.000%,  5/1/2029
f
1,252,910
Cedar Fair, LP
900,000 5.375%,  4/15/2027 875,187

High Yield Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Cyclical (18.6%) - continued
$ 3,267,000 5.250%,  7/15/2029 $ 3,091,399
Cengage Learning, Inc.
3,301,000 9.500%,  6/15/2024
f
3,234,980
Churchill Downs, Inc.
935,000 4.750%,  1/15/2028
f
875,426
Cinemark USA, Inc.
2,246,000 5.875%,  3/15/2026
f,g
2,094,395
Cushman & Wakefield US
Borrower, LLC
997,000 6.750%,  5/15/2028
f
1,016,960
Empire Communities Corporation
2,415,000 7.000%,  12/15/2025
f
2,288,212
Ford Motor Company
3,138,000 3.250%,  2/12/2032 2,550,253
Ford Motor Credit Company, LLC
2,000,000 2.300%,  2/10/2025 1,857,400
2,900,000 5.125%,  6/16/2025 2,892,750
2,090,000 4.134%,  8/4/2025 2,006,400
2,900,000 3.375%,  11/13/2025 2,784,522
Gap, Inc.
463,000 3.875%,  10/1/2031
f
369,104
Goodyear Tire & Rubber Company
1,405,000 5.000%,  7/15/2029 1,252,838
1,170,000 5.250%,  7/15/2031
g
1,009,125
Guitar Center Escrow Issuer II, Inc.
500,000 8.500%,  1/15/2026
f
501,100
Hanesbrands, Inc.
1,885,000 4.875%,  5/15/2026
f
1,842,587
Herc Holdings, Inc.
4,680,000 5.500%,  7/15/2027
f
4,584,996
Hilton Domestic Operating
Company, Inc.
590,000 3.750%,  5/1/2029
f
534,552
1,950,000 4.875%,  1/15/2030 1,881,165
Hilton Grand Vacations Borrower
Escrow, LLC
2,810,000 5.000%,  6/1/2029
f
2,536,025
International Game Technology plc
1,500,000 6.250%,  1/15/2027
f
1,523,055
550,000 5.250%,  1/15/2029
f
521,603
Jacobs Entertainment, Inc.
1,097,000 6.750%,  2/15/2029
f
1,074,731
KAR Auction Services, Inc.
2,430,000 5.125%,  6/1/2025
f
2,457,337
KB Home
1,870,000 6.875%,  6/15/2027 1,941,174
L Brands, Inc.
1,455,000 5.250%,  2/1/2028 1,396,800
2,190,000 6.625%,  10/1/2030
f
2,178,185
970,000 6.875%,  11/1/2035 947,680
Live Nation Entertainment, Inc.
1,440,000 4.750%,  10/15/2027
f
1,352,880
Macy's Retail Holdings, LLC
1,875,000 5.875%,  4/1/2029
f
1,778,663
Magic MergerCo, Inc.
1,314,000 5.250%,  5/1/2028
f
1,129,278
Mattamy Group Corporation
1,300,000 4.625%,  3/1/2030
f
1,106,084
NCL Corporation, Ltd.
2,185,000 3.625%,  12/15/2024
f
2,032,050
820,000 5.875%,  2/15/2027
f
781,657
Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Cyclical (18.6%) - continued
New Red Finance, Inc.
$ 1,385,000 4.000%,  10/15/2030
f
$ 1,183,967
Penn National Gaming, Inc.
1,400,000 4.125%,  7/1/2029
f,g
1,181,250
PetSmart, Inc./PetSmart Finance
Corporation
3,225,000 7.750%,  2/15/2029
f
3,208,875
Prime Security Services Borrower,
LLC
1,595,000 3.375%,  8/31/2027
f
1,361,317
Real Hero Merger Sub 2, Inc.
1,070,000 6.250%,  2/1/2029
f
867,824
Realogy Group, LLC
2,905,000 5.750%,  1/15/2029
f
2,435,174
Rite Aid Corporation
972,000 7.500%,  7/1/2025
f
832,178
Royal Caribbean Cruises, Ltd.
3,193,000 9.125%,  6/15/2023
f
3,296,246
2,650,000 4.250%,  7/1/2026
f
2,398,767
608,000 5.375%,  7/15/2027
f
558,719
485,000 3.700%,  3/15/2028 406,091
Scientific Games International, Inc.
2,700,000 7.250%,  11/15/2029
f
2,834,190
300,000 6.625%,  3/1/2030
f
285,000
SeaWorld Parks and
Entertainment, Inc.
842,000 5.250%,  8/15/2029
f
766,153
Six Flags Theme Parks, Inc.
1,000,000 7.000%,  7/1/2025
f
1,038,750
Staples, Inc.
1,407,000 10.750%,  4/15/2027
f,g
1,246,602
Station Casinos, LLC
700,000 4.500%,  2/15/2028
f
635,373
724,000 4.625%,  12/1/2031
f
606,752
Tenneco, Inc.
2,195,000 5.000%,  7/15/2026
g
2,104,456
1,100,000 7.875%,  1/15/2029
f
1,111,319
Travel + Leisure Company
2,670,000 6.625%,  7/31/2026
f
2,733,493
Uber Technologies, Inc.
1,460,000 6.250%,  1/15/2028
f,g
1,445,400
Wabash National Corporation
2,141,000 4.500%,  10/15/2028
f
1,792,017
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
f
919,013
Wyndham Hotels & Resorts, Inc.
1,460,000 4.375%,  8/15/2028
f
1,360,778
Total 133,794,198
Consumer Non-Cyclical (12.6%)
Albertson's Companies, Inc.
1,830,000 4.625%,  1/15/2027
f
1,714,115
4,230,000 5.875%,  2/15/2028
f
4,108,387
384,000 3.500%,  3/15/2029
f
323,481
Bausch Health Companies, Inc.
3,285,000 5.000%,  1/30/2028
f
2,423,246
3,776,000 5.000%,  2/15/2029
f
2,655,491
2,410,000 6.250%,  2/15/2029
f
1,753,902
1,625,000 7.250%,  5/30/2029
f
1,229,223

High Yield Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Non-Cyclical (12.6%) - continued
Centene Corporation
$ 1,450,000 4.250%,  12/15/2027 $ 1,406,500
970,000 4.625%,  12/15/2029 939,469
830,000 3.375%,  2/15/2030 741,563
700,000 2.625%,  8/1/2031 581,497
Central Garden & Pet Company
2,320,000 4.125%,  10/15/2030 2,005,478
CHS/Community Health Systems,
Inc.
719,000 4.750%,  2/15/2031
f
609,352
Community Health Systems, Inc.
1,439,000 8.000%,  3/15/2026
f
1,487,638
1,455,000 5.625%,  3/15/2027
f
1,386,968
1,988,000 6.875%,  4/15/2029
f,g
1,743,516
Coty, Inc.
1,602,000 5.000%,  4/15/2026
f
1,521,660
DaVita, Inc.
2,065,000 4.625%,  6/1/2030
f
1,796,550
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
f
1,412,550
Embecta Corporation
800,000 5.000%,  2/15/2030
f
722,000
Encompass Health Corporation
3,185,000 4.500%,  2/1/2028 2,944,628
Endo Finance, LLC
1,000,000 9.500%,  7/31/2027
f,g
789,080
Energizer Holdings, Inc.
2,330,000 4.750%,  6/15/2028
f
2,048,583
HCA, Inc.
1,679,000 5.375%,  2/1/2025 1,727,271
Herbalife Nutrition, Ltd.
1,269,000 7.875%,  9/1/2025
f
1,248,379
HFC Prestige Products, Inc.
2,023,000 4.750%,  1/15/2029
f
1,800,470
HLF Financing SARL, LLC
2,345,000 4.875%,  6/1/2029
f
1,887,537
Kraft Foods Group, Inc.
1,180,000 5.000%,  6/4/2042 1,135,058
Kraft Heinz Foods Company
1,740,000 3.750%,  4/1/2030 1,652,921
Mattel, Inc.
2,360,000 3.375%,  4/1/2026
f
2,295,100
1,025,000 5.875%,  12/15/2027
f
1,048,575
Molina Healthcare, Inc.
1,370,000 4.375%,  6/15/2028
f
1,280,457
Mozart Debt Merger Sub, Inc.
1,875,000 3.875%,  4/1/2029
f
1,638,300
1,853,000 5.250%,  10/1/2029
f,g
1,612,110
Ortho-Clinical Diagnostics, Inc.
1,488,000 7.250%,  2/1/2028
f
1,502,880
Owens & Minor, Inc.
1,366,000 6.625%,  4/1/2030
f
1,337,164
Par Pharmaceutical, Inc.
2,215,000 7.500%,  4/1/2027
f
2,020,922
Pilgrim's Pride Corporation
2,826,000 3.500%,  3/1/2032
f
2,387,970
Post Holdings, Inc.
750,000 5.750%,  3/1/2027
f
739,687
716,000 5.625%,  1/15/2028
f
676,978
766,000 5.500%,  12/15/2029
f
697,060
Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Non-Cyclical (12.6%) - continued
$ 1,715,000 4.500%,  9/15/2031
f
$ 1,426,194
Prime Security Services Borrower,
LLC/Prime Finance Inc.
4,530,000 5.750%,  4/15/2026
f
4,343,137
SEG Holding, LLC
2,920,000 5.625%,  10/15/2028
f
2,849,585
Simmons Foods, Inc.
3,238,000 4.625%,  3/1/2029
f
2,921,874
Spectrum Brands, Inc.
1,740,000 5.000%,  10/1/2029
f
1,618,200
730,000 5.500%,  7/15/2030
f
679,342
Syneos Health, Inc.
1,655,000 3.625%,  1/15/2029
f
1,464,096
Tenet Healthcare Corporation
1,795,000 4.875%,  1/1/2026
f
1,757,619
1,360,000 6.250%,  2/1/2027
f
1,349,800
3,960,000 5.125%,  11/1/2027
f
3,845,021
Teva Pharmaceutical Finance
Netherlands III BV
2,655,000 3.150%,  10/1/2026 2,276,716
TreeHouse Foods, Inc.
2,174,000 4.000%,  9/1/2028 1,771,419
United Natural Foods, Inc.
1,697,000 6.750%,  10/15/2028
f
1,698,239
Total 91,034,958
Energy (11.3%)
Antero Resources Corporation
608,000 8.375%,  7/15/2026
f
655,211
1,170,000 5.375%,  3/1/2030
f
1,143,195
Archrock Partners, LP/Archrock
Partners Finance Corporation
970,000 6.250%,  4/1/2028
f
940,900
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
1,090,000 6.625%,  7/15/2026
f
1,091,362
Buckeye Partners, LP
825,000 4.125%,  12/1/2027 761,062
1,530,000 4.500%,  3/1/2028
f
1,396,125
Callon Petroleum Company
1,971,000 6.375%,  7/1/2026
g
1,902,015
Cheniere Energy Partners, LP
2,345,000 4.500%,  10/1/2029 2,245,337
232,000 3.250%,  1/31/2032
f
198,360
Chesapeake Energy Corporation
930,000 6.750%,  4/15/2029
f
935,813
Chesapeake Escrow Issuer, LLC
1,180,000 5.500%,  2/1/2026
f
1,170,047
Comstock Resources, Inc.
2,700,000 5.875%,  1/15/2030
f
2,598,237
Continental Resources, Inc.
1,330,000 5.750%,  1/15/2031
f
1,359,712
CrownRock Finance, Inc.
1,710,000 5.625%,  10/15/2025
f
1,710,000
DT Midstream, Inc.
1,005,000 4.125%,  6/15/2029
f
914,550
540,000 4.375%,  6/15/2031
f
483,775
Endeavor Energy Resources, LP
980,000 6.625%,  7/15/2025
f
1,006,950
980,000 5.750%,  1/30/2028
f
982,528

High Yield Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Energy (11.3%) - continued
EnLink Midstream, LLC
$ 2,425,000 5.625%,  1/15/2028
f
$ 2,402,931
EQT Corporation
470,000 3.125%,  5/15/2026
f
443,107
975,000 3.900%,  10/1/2027 933,533
Ferrellgas, LP
1,423,000 5.375%,  4/1/2026
f
1,287,815
Genesis Energy, LP
970,000 6.500%,  10/1/2025 921,500
Harvest Midstream, LP
3,170,000 7.500%,  9/1/2028
f
3,216,472
Hess Midstream Operations, LP
710,000 5.625%,  2/15/2026
f
710,000
1,395,000 4.250%,  2/15/2030
f
1,279,620
Hilcorp Energy I, LP
935,000 6.000%,  2/1/2031
f
902,312
Hilcorp Energy I, LP/Hilcorp
Finance Company
1,911,000 5.750%,  2/1/2029
f
1,872,780
1,000,000 6.250%,  4/15/2032
f
974,305
Holly Energy Partners, LP/Holly
Energy Finance Corporation
1,100,000 6.375%,  4/15/2027
f
1,122,000
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
f
1,477,950
Laredo Petroleum, Inc.
2,325,000 7.750%,  7/31/2029
f,g
2,278,500
Murphy Oil Corporation
1,465,000 5.875%,  12/1/2027 1,454,013
Nabors Industries, Ltd.
1,405,000 7.250%,  1/15/2026
f
1,373,092
NuStar Logistics, LP
485,000 5.750%,  10/1/2025 482,575
Oasis Petroleum, Inc.
930,000 6.375%,  6/1/2026
f
934,520
Occidental Petroleum Corporation
1,955,000 8.000%,  7/15/2025 2,106,513
Ovintiv, Inc.
930,000 6.625%,  8/15/2037 1,029,782
Patterson-UTI Energy, Inc.
935,000 3.950%,  2/1/2028 861,143
470,000 5.150%,  11/15/2029 446,615
PBF Holding Company, LLC
1,045,000 9.250%,  5/15/2025
f
1,083,341
Precision Drilling Corporation
1,395,000 6.875%,  1/15/2029
f
1,353,471
Range Resources Corporation
820,000 4.875%,  5/15/2025 811,800
2,335,000 4.750%,  2/15/2030
f,g
2,227,275
Rockcliff Energy II, LLC
2,120,000 5.500%,  10/15/2029
f
2,056,400
Sanchez Energy Corporation
3,260,000 0.000%,  2/15/2023
c,d,e
3
SM Energy Company
820,000 5.625%,  6/1/2025 801,550
1,908,000 6.750%,  9/15/2026 1,898,384
Southwestern Energy Company
935,000 8.375%,  9/15/2028 1,010,969
2,065,000 5.375%,  2/1/2029 2,039,807
976,000 4.750%,  2/1/2032 922,935
Principal
Amount Long-Term Fixed Income (88.4%) Value
Energy (11.3%) - continued
Sunoco, LP
$ 975,000 4.500%,  5/15/2029 $ 876,749
784,000 4.500%,  4/30/2030
f
707,450
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,475,000 5.500%,  1/15/2028
f
2,307,096
Targa Resources Partners, LP
1,415,000 6.500%,  7/15/2027 1,457,648
Teine Energy, Ltd.
930,000 6.875%,  4/15/2029
f
925,350
Transocean, Inc.
2,597,000 11.500%,  1/30/2027
f
2,583,340
USA Compression Partners, LP
1,100,000 6.875%,  4/1/2026 1,078,000
700,000 6.875%,  9/1/2027 684,117
Venture Global Calcasieu Pass,
LLC
1,969,000 3.875%,  8/15/2029
f
1,796,713
1,280,000 4.125%,  8/15/2031
f
1,161,600
W&T Offshore, Inc.
700,000 9.750%,  11/1/2023
f
695,240
Weatherford International, Ltd.
2,151,000 8.625%,  4/30/2030
f
2,129,189
Western Gas Partners, LP
1,154,000 4.650%,  7/1/2026 1,138,133
Total 81,752,817
Financials (9.0%)
Alliant Holdings Intermediate, LLC
1,075,000 6.750%,  10/15/2027
f
1,016,552
Altice Financing SA
935,000 5.750%,  8/15/2029
f
787,747
American Finance Trust, Inc.
1,608,000 4.500%,  9/30/2028
f
1,369,116
Canpack SA/Canpack US LLC
1,000,000 3.125%,  11/1/2025
f
924,640
Charles Schwab Corporation
1,890,000 4.000%,  6/1/2026
b,i
1,713,757
Chobani, LLC
1,050,000 7.500%,  4/15/2025
f,g
984,406
1,968,000 4.625%,  11/15/2028
f
1,771,200
Coinbase Global, Inc.
1,075,000 3.375%,  10/1/2028
f
834,662
1,075,000 3.625%,  10/1/2031
f,g
794,135
Credit Acceptance Corporation
1,420,000 5.125%,  12/31/2024
*
1,402,974
Drawbridge Special Opportunities
Fund, LP
4,500,000 3.875%,  2/15/2026
f
4,246,794
Fortress Transportation and
Infrastructure Investors, LLC
1,500,000 6.500%,  10/1/2025
f
1,428,750
702,000 9.750%,  8/1/2027
f
716,223
500,000 5.500%,  5/1/2028
f
431,250
Genworth Mortgage Holdings, Inc.
1,032,000 6.500%,  8/15/2025
f
1,026,716
Global Net Lease, Inc.
4,000,000 3.750%,  12/15/2027
f
3,590,838

High Yield Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Financials (9.0%) - continued
HUB International, Ltd.
$ 737,000 7.000%,  5/1/2026
f
$ 730,492
1,333,000 5.625%,  12/1/2029
f,g
1,223,027
Icahn Enterprises, LP
3,338,000 4.750%,  9/15/2024 3,254,550
2,480,000 6.250%,  5/15/2026 2,458,722
719,000 5.250%,  5/15/2027 671,668
iStar, Inc.
1,870,000 5.500%,  2/15/2026 1,820,202
Jefferies Finance, LLC
1,975,000 5.000%,  8/15/2028
f
1,797,270
MPT Operating Partnership, LP
2,450,000 4.625%,  8/1/2029 2,263,871
Nationstar Mortgage Holdings,
Inc.
1,364,000 6.000%,  1/15/2027
f
1,323,080
Navient Corporation
2,288,000 6.750%,  6/25/2025 2,282,280
OneMain Finance Corporation
720,000 7.125%,  3/15/2026 729,000
700,000 3.500%,  1/15/2027 614,964
2,010,000 6.625%,  1/15/2028 1,985,257
2,365,000 4.000%,  9/15/2030 1,936,149
PennyMac Financial Services, Inc.
1,685,000 4.250%,  2/15/2029
f
1,354,622
Playtika Holding Corporation
1,770,000 4.250%,  3/15/2029
f
1,594,699
PRA Group, Inc.
1,005,000 7.375%,  9/1/2025
f
1,039,873
Service Properties Trust
959,000 4.500%,  6/15/2023 935,025
806,000 4.650%,  3/15/2024 759,655
2,613,000 7.500%,  9/15/2025 2,608,114
945,000 4.750%,  10/1/2026 812,700
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
f
1,004,900
470,000 8.500%,  8/15/2027
f,g
464,125
United Wholesale Mortgage, LLC
2,035,000 5.500%,  4/15/2029
f
1,688,378
VICI Properties, LP
1,510,000 4.125%,  8/15/2030
f
1,356,539
VICI Properties, LP/VICI Note
Company, Inc.
1,050,000 4.250%,  12/1/2026
f
995,011
2,250,000 5.750%,  2/1/2027
f
2,250,068
2,010,000 3.750%,  2/15/2027
f
1,853,622
Total 64,847,623
Technology (5.8%)
Black Knight InfoServ, LLC
2,425,000 3.625%,  9/1/2028
f
2,249,066
CommScope Technologies
Finance, LLC
2,702,000 6.000%,  6/15/2025
f
2,364,250
CommScope, Inc.
1,470,000 7.125%,  7/1/2028
f,g
1,172,325
Everi Holdings, Inc.
935,000 5.000%,  7/15/2029
f
848,325
II-VI, Inc.
848,000 5.000%,  12/15/2029
f
795,000
Principal
Amount Long-Term Fixed Income (88.4%) Value
Technology (5.8%) - continued
Iron Mountain, Inc.
$ 3,455,000 5.250%,  3/15/2028
f
$ 3,290,991
610,000 5.000%,  7/15/2028
f
577,871
980,000 5.250%,  7/15/2030
f
898,209
1,830,000 4.500%,  2/15/2031
f
1,568,072
Minerva Merger Sub, Inc.
1,788,000 6.500%,  2/15/2030
f
1,645,747
MSCI, Inc.
2,390,000 3.250%,  8/15/2033
f
2,019,550
NCR Corporation
3,960,000 5.750%,  9/1/2027
f
3,811,500
Nielsen Finance, LLC
1,280,000 4.500%,  7/15/2029
f
1,209,664
PTC, Inc.
360,000 3.625%,  2/15/2025
f
348,750
1,055,000 4.000%,  2/15/2028
f
977,785
Rackspace Technology Global,
Inc.
965,000 3.500%,  2/15/2028
f
834,600
550,000 5.375%,  12/1/2028
f
448,101
Seagate HDD Cayman
3,665,000 4.091%,  6/1/2029 3,252,688
2,050,000 3.375%,  7/15/2031 1,666,589
Sensata Technologies, Inc.
2,000,000 3.750%,  2/15/2031
f
1,691,080
Shift4 Payments, LLC
1,000,000 4.625%,  11/1/2026
f
957,500
SS&C Technologies, Inc.
3,990,000 5.500%,  9/30/2027
f
3,910,360
Switch, Ltd.
2,560,000 3.750%,  9/15/2028
f
2,400,000
Unisys Corporation
1,460,000 6.875%,  11/1/2027
f
1,465,008
Viavi Solutions, Inc.
1,606,000 3.750%,  10/1/2029
f
1,444,966
Total 41,847,997
Transportation (2.4%)
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,306,250
Air Canada
580,000 3.875%,  8/15/2026
f
536,311
American Airlines, Inc.
1,381,000 11.750%,  7/15/2025
f
1,588,150
1,078,000 5.500%,  4/20/2026
f
1,068,567
Avis Budget Car Rental, LLC
1,750,000 5.375%,  3/1/2029
f,g
1,640,625
Delta Air Lines, Inc.
798,000 7.000%,  5/1/2025
f
854,184
344,000 7.375%,  1/15/2026 366,360
Hawaiian Brand Intellectual
Property, Ltd.
390,000 5.750%,  1/20/2026
f
380,307
Hertz Corporation
1,333,000 4.625%,  12/1/2026
f
1,215,056
1,599,000 5.000%,  12/1/2029
f
1,399,125
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
f
475,205
United Airlines, Inc.
1,845,000 4.375%,  4/15/2026
f
1,781,348

High Yield Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Transportation (2.4%) - continued
$ 1,257,000 4.625%,  4/15/2029
f
$ 1,153,298
VistaJet Malta Finance plc
1,683,000 6.375%,  2/1/2030
f
1,468,720
XPO Logistics, Inc.
995,000 6.250%,  5/1/2025
f
1,017,308
Total 17,250,814
Utilities (3.0%)
Calpine Corporation
1,315,000 4.500%,  2/15/2028
f
1,217,322
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,345,000 5.500%,  6/15/2031
f
2,162,793
Edison International
1,155,000 5.000%,  12/15/2026
b,i
1,045,418
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
f
836,825
NextEra Energy Operating
Partners, LP
2,183,000 3.875%,  10/15/2026
f
2,060,206
NRG Energy, Inc.
1,215,000 3.375%,  2/15/2029
f
1,029,713
1,270,000 5.250%,  6/15/2029
f
1,196,175
PG&E Corporation
1,944,000 5.000%,  7/1/2028 1,788,849
Suburban Propane Partners, LP
2,805,000 5.875%,  3/1/2027 2,805,000
Sunnova Energy Corporation
930,000 5.875%,  9/1/2026
f,g
850,950
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
f
2,299,050
TerraForm Power Operating, LLC
2,760,000 5.000%,  1/31/2028
f
2,577,578
Vistra Corporation
1,938,000 7.000%,  12/15/2026
b,f,i
1,884,705
Total 21,754,584
Total Long-Term Fixed Income
(cost $689,194,554) 637,438,056
Shares
Collateral Held for Securities
Loaned ( 5.2% ) Value
37,415,559 Thrivent Cash Management Trust 37,415,559
Total Collateral Held for
Securities Loaned
(cost $37,415,559) 37,415,559
Shares
Registered Investment
Companies ( 1.4% ) Value
Unaffiliated  (1.4%)
104,943 iShares S&P U.S. Preferred Stock
Index Fund
g
3,562,815
248,201 SPDR Bloomberg Short Term High
Yield Bond ETF
g
6,334,089
Total 9,896,904
Total Registered Investment
Companies (cost $10,105,091) 9,896,904
Shares Preferred Stock ( 0.4% ) Value
Financials (0.4%)
82,373 Bank of America Corporation,
5.000%
i
$ 1,741,365
59,240 J.P. Morgan Chase & Company,
4.750%
i
1,200,203
Total 2,941,568
Total Preferred Stock
(cost $3,488,387) 2,941,568
Shares Common Stock ( 0.4% ) Value
Communications Services (0.2%)
73,061 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,j
1,205,507
Total 1,205,507
Energy (0.2%)
11,318 California Resources Corporation,
Warrants (Expires 10/27/2024)
j
135,533
42,480 Noble Corporation
j
1,356,386
8,783 Noble Corporation, Warrants
(Expires 02/05/2028)
j
149,311
8,783 Noble Corporation, Warrants
(Expires 02/05/2028)
j
131,745
Total 1,772,975
Total Common Stock
(cost $1,557,363) 2,978,482
Shares or
Principal
Amount Short-Term Investments ( 3.1% ) Value
Federal Home Loan Bank Discount
Notes
400,000 0.315%, 5/24/2022
k,l
399,883
Thrivent Core Short-Term Reserve
Fund
2,182,549 0.830% 21,825,492
Total Short-Term Investments
(cost $22,219,919) 22,225,375
Total Investments (cost
$800,690,810) 103.9% $748,924,224
Other Assets and Liabilities, Net
(3.9%) (27,868,662)
Total Net Assets 100.0% $721,055,562
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Defaulted security.  Interest is not being accrued.
e In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.

High Yield Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $494,294,203 or 68.6%
of total net assets.
g All or a portion of the security is on loan.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 29, 2022.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of April 29, 2022 was $1,423,084 or 0.20% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
April 29, 2022.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434
Credit Acceptance Corporation,
12/31/2024 12/9/2019 1,429,868
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
April 29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 27,949,709
Common Stock 6,863,814
Total lending $34,813,523
Gross amount payable upon return of
collateral for securities loaned $37,415,559
Net amounts due to counterparty $2,602,036
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 6,598,759
Gross unrealized depreciation (60,368,933)
Net unrealized appreciation (depreciation) $ (53,770,174)
Cost for federal income tax purposes $ 804,265,719

High Yield Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,326,382 – 1,326,382 –
Capital Goods 4,498,173 – 1,616,322 2,881,851
Communications Services 8,024,137 – 8,024,137 –
Consumer Cyclical 1,477,663 – 1,477,663 –
Consumer Non-Cyclical 7,071,196 – 7,071,196 –
Energy 1,672,854 – 1,672,854 –
Financials 3,096,288 – 1,781,022 1,315,266
Technology 3,906,207 – 3,906,207 –
Transportation 4,955,380 – 4,955,380 –
Long-Term Fixed Income
Basic Materials 40,478,654 – 40,478,654 –
Capital Goods 71,019,082 – 71,019,082 –
Communications Services 73,657,329 – 73,657,329 –
Consumer Cyclical 133,794,198 – 133,794,198 –
Consumer Non-Cyclical 91,034,958 – 91,034,958 –
Energy 81,752,817 – 81,752,814 3
Financials 64,847,623 – 64,847,623 –
Technology 41,847,997 – 41,847,997 –
Transportation 17,250,814 – 17,250,814 –
Utilities 21,754,584 – 21,754,584 –
Registered Investment Companies
Unaffiliated 9,896,904 9,896,904 – –
Preferred Stock
Financials 2,941,568 2,941,568 – –
Common Stock
Communications Services 1,205,507 – – 1,205,507
Energy 1,772,975 1,491,919 281,056 –
Short-Term Investments 399,883 – 399,883 –
Subtotal Investments in Securities $689,683,173 $14,330,391 $669,950,155 $5,402,627
Other Investments  * Total
Affiliated Short-Term Investments 21,825,492
Collateral Held for Securities Loaned 37,415,559
Subtotal Other Investments $59,241,051
Total Investments at Value $748,924,224
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,571,321 1,571,321 – –
Total Asset Derivatives $1,571,321 $1,571,321 $– $–

High Yield Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents High Yield Fund's futures contracts held as of April 29, 2022. Investments and/or cash totaling $399,883 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note (132) June 2022 ( $ 16,683,138) $ 954,513
CBOT 5-Yr. U.S. Treasury Note (127) June 2022 (14,926,136) 616,808
Total Futures Short Contracts ( $ 31,609,274) $1,571,321
Total Futures Contracts ( $ 31,609,274) $1,571,321
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2022, for High Yield Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,571,321
Total Interest Rate Contracts 1,571,321
Total Asset Derivatives $1,571,321
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2022, for High
Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 1,536,865
Total Interest Rate Contracts 1,536,865
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 167,388
Total Credit Contracts 167,388
Total $1,704,253
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2022, for High Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 784,394
Total Interest Rate Contracts 784,394
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (54,626)
Total Credit Contracts (54,626)
Total $729,768

High Yield Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents High Yield Fund's average volume of derivative activity during the period ended April 29, 2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($35,792,025)
Credit Contracts
Credit Default Swaps - Buy Protection (497,491)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $21,295 $122,291 $121,761 $21,825 2,183 3.0%
Total Affiliated Short-Term Investments 21,295 21,825 3.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   21,112 92,724 76,420 37,416 37,416 5.2
Total Collateral Held for Securities Loaned 21,112 37,416 5.2
Total Value $42,407 $59,241
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $8 $(8) $– $24
Total Income/Non Income Cash from Affiliated Investments $24
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 7 95
Total Affiliated Income from Securities Loaned, Net $95
Total $8 $(8) $7

Income Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.2% )
a
Value
Communications Services (<0.1%)
Altice France SA, Term Loan
$ 123,500
3.989%,  (LIBOR 3M +
2.750%), 7/31/2025
b
$ 121,082
Total 121,082
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
296,875
3.770%,  (LIBOR 1M +
3.000%), 10/20/2024
b
295,578
LCPR Loan Financing, LLC, Term
Loan
215,000
4.304%,  (LIBOR 1M +
3.750%), 10/15/2028
b
214,284
Tenneco, Inc., Term Loan
275,725
3.764%,  (LIBOR 1M +
3.000%), 10/1/2025
b
271,818
Total 781,680
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
144,192
3.764%,  (LIBOR 1M +
3.000%), 6/1/2025
b
143,321
Endo Luxembourg Finance
Company I SARL, Term Loan
212,850
5.813%,  (LIBOR 1M +
5.000%), 3/25/2028
b
196,939
Global Medical Response, Inc.,
Term Loan
95,755
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
94,930
308,438
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
305,675
Prime Security Services Borrower,
LLC, Term Loan
227,700
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
224,790
Total 965,655
Total Bank Loans
(cost $1,883,007) 1,868,417
Principal
Amount Long-Term Fixed Income ( 94.3% ) Value
Asset-Backed Securities (3.8%)
Ares XL CLO, Ltd.
3,750,000
2.844%,  (LIBOR 3M +
1.800%), 1/15/2029, Ser.
2016-40A, Class BRR
b,c
3,717,165
Atrium IX
2,400,000
2.508%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
b,c
2,353,243
Bardot CLO, Ltd.
3,200,000
3.036%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,c
3,150,311
Benefit Street Partners CLO II, Ltd.
2,400,000
2.944%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,c
2,339,134
Principal
Amount Long-Term Fixed Income (94.3%) Value
Asset-Backed Securities (3.8%) - continued
CarVal CLO II, Ltd.
$ 2,400,000
3.063%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,c
$ 2,365,591
Galaxy XXIII CLO, Ltd.
800,000
2.884%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
b,c
783,831
Magnetite XII, Ltd.
1,800,000
2.144%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,c
1,788,856
OCP CLO, Ltd.
2,875,000
3.044%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,c
2,807,806
Octagon Investment Partners 31,
LLC
1,800,000
4.463%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
b,c
1,753,641
Octagon Investment Partners XVI,
Ltd.
1,400,000
2.444%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,c
1,391,373
Palmer Square Loan Funding, Ltd.
2,800,000
2.798%,  (LIBOR 3M +
2.300%), 11/25/2028, Ser.
2020-4A, Class B
b,c
2,800,154
Sound Point CLO XV, Ltd.
3,600,000
2.684%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
b,c
3,561,228
Sound Point CLO, Ltd.
1,800,000
3.313%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,c
1,743,701
Stratus CLO, Ltd.
3,750,000
2.813%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,c
3,662,858
THL Credit Wind River CLO, Ltd.
2,425,000
3.894%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,c
2,416,134
Total 36,635,026
Basic Materials (2.6%)
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
c
129,350
Anglo American Capital plc
1,800,000 3.625%,  9/11/2024
c
1,789,218
1,450,000 4.750%,  4/10/2027
c
1,453,982
Cleveland-Cliffs, Inc.
90,000 4.625%,  3/1/2029
c
84,356
90,000 4.875%,  3/1/2031
c
83,250
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 174,049
1,150,000 5.250%,  9/1/2029 1,152,875
5,030,000 4.625%,  8/1/2030 4,858,879

Income Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.3%) Value
Basic Materials (2.6%) - continued
Glencore Funding, LLC
$ 1,200,000 3.375%,  9/23/2051
c
$ 887,399
3,013,000 4.000%,  3/27/2027
c
2,952,559
1,800,000 2.500%,  9/1/2030
c
1,511,517
International Flavors and
Fragrances, Inc.
3,000,000 3.468%,  12/1/2050
c
2,320,444
Kinross Gold Corporation
360,000 5.950%,  3/15/2024 372,920
OCI NV
160,000 4.625%,  10/15/2025
c
160,600
Olin Corporation
180,000 5.125%,  9/15/2027 178,326
Syngenta Finance NV
1,825,000 4.441%,  4/24/2023
c
1,837,309
3,009,000 5.182%,  4/24/2028
c
3,016,318
Teck Resources, Ltd.
1,730,000 6.125%,  10/1/2035 1,913,035
Total 24,876,386
Capital Goods (3.9%)
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
c
143,913
BAE Systems plc
1,700,000 3.400%,  4/15/2030
c
1,585,785
1,400,000 1.900%,  2/15/2031
c
1,147,245
Boeing Company
4,350,000 5.930%,  5/1/2060 4,307,116
3,800,000 3.250%,  2/1/2028 3,502,537
900,000 5.150%,  5/1/2030 892,881
3,000,000 5.705%,  5/1/2040 2,997,315
Carrier Global Corporation
2,000,000 2.722%,  2/15/2030 1,759,841
1,450,000 2.700%,  2/15/2031 1,263,091
1,900,000 3.377%,  4/5/2040 1,560,126
Crown Cork & Seal Company, Inc.
360,000 7.375%,  12/15/2026 382,500
General Electric Company
2,800,000
4.156%,  (LIBOR 3M +
3.330%), 6/15/2022
b,d
2,645,636
GFL Environmental, Inc.
180,000 3.500%,  9/1/2028
c
160,200
Howmet Aerospace, Inc.
5,000 6.875%,  5/1/2025 5,287
2,750,000 3.000%,  1/15/2029 2,399,788
1,600,000 5.950%,  2/1/2037 1,616,896
Huntington Ingalls Industries, Inc.
1,100,000 3.844%,  5/1/2025 1,101,641
Meritage Homes Corporation
3,430,000 3.875%,  4/15/2029
c
3,068,993
Northrop Grumman Corporation
1,250,000 3.250%,  1/15/2028 1,199,745
Owens-Brockway Glass Container,
Inc.
250,000 5.875%,  8/15/2023
c,e
253,486
Raytheon Technologies
Corporation
1,800,000 4.125%,  11/16/2028 1,801,245
1,075,000 4.450%,  11/16/2038 1,072,694
Textron, Inc.
720,000 4.300%,  3/1/2024 730,742
Principal
Amount Long-Term Fixed Income (94.3%) Value
Capital Goods (3.9%) - continued
$ 370,000 3.875%,  3/1/2025 $ 371,456
1,440,000 3.650%,  3/15/2027 1,414,633
United Rentals North America, Inc.
360,000 4.000%,  7/15/2030 322,200
Total 37,706,992
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation
Loan Trust
88,103
1.168%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,f
44,987
Wachovia Mortgage Loan Trust,
LLC
105,392
2.238%,  5/20/2036, Ser.
2006-A, Class 2A1
b
107,238
Total 152,225
Communications Services (7.8%)
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,359,431
1,900,000 1.875%,  10/15/2030 1,514,070
AT&T, Inc.
2,200,000 3.500%,  2/1/2061 1,629,252
2,893,000 3.650%,  9/15/2059 2,231,348
1,519,000 4.300%,  2/15/2030 1,524,002
1,750,000 2.750%,  6/1/2031 1,543,215
3,368,000 2.550%,  12/1/2033 2,794,764
1,810,000 4.300%,  12/15/2042 1,652,519
2,850,000 3.100%,  2/1/2043 2,205,241
1,800,000 4.500%,  3/9/2048 1,686,911
CCO Holdings Capital Corporation
3,500,000 5.000%,  2/1/2028
c
3,333,750
CCO Holdings, LLC
110,000 5.500%,  5/1/2026
c
110,275
180,000 4.750%,  3/1/2030
c
160,875
140,000 4.500%,  8/15/2030
c
122,150
Charter Communications
Operating, LLC
2,500,000 4.800%,  3/1/2050 2,048,168
1,700,000 4.908%,  7/23/2025 1,731,382
1,550,000 6.384%,  10/23/2035 1,632,977
2,000,000 3.500%,  6/1/2041 1,461,493
2,425,000 6.484%,  10/23/2045 2,444,164
Comcast Corporation
1,985,000 2.887%,  11/1/2051
c
1,463,699
1,600,000 4.600%,  10/15/2038 1,595,486
1,800,000 4.650%,  7/15/2042 1,779,435
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
c
1,747,169
Discovery Communications, LLC
900,000 4.900%,  3/11/2026 914,556
GCI, LLC
60,000 4.750%,  10/15/2028
c
55,650
Magallanes, Inc.
2,200,000 5.141%,  3/15/2052
c
1,961,369
2,400,000 5.050%,  3/15/2042
c
2,186,468
Netflix, Inc.
800,000 4.875%,  4/15/2028 783,152
2,155,000 5.875%,  11/15/2028 2,219,650
1,200,000 6.375%,  5/15/2029 1,272,000

Income Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.3%) Value
Communications Services (7.8%) - continued
$ 3,700,000 4.875%,  6/15/2030
c
$ 3,607,537
Omnicom Group, Inc.
700,000 4.200%,  6/1/2030 688,189
Paramount Global
1,800,000 4.375%,  3/15/2043 1,487,760
SBA Communications Corporation
180,000 3.125%,  2/1/2029 154,395
Sirius XM Radio, Inc.
360,000 4.125%,  7/1/2030
c
316,112
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 142,687
3,200,000 8.750%,  3/15/2032 4,066,640
Sprint Corporation
330,000 7.125%,  6/15/2024 347,325
T-Mobile USA, Inc.
3,600,000 3.400%,  10/15/2052
c
2,727,664
1,600,000 3.750%,  4/15/2027 1,555,671
1,200,000 3.500%,  4/15/2031 1,063,596
1,200,000 3.000%,  2/15/2041 914,531
VeriSign, Inc.
360,000 4.750%,  7/15/2027 361,654
Verizon Communications, Inc.
3,000,000 3.875%,  3/1/2052 2,612,813
1,400,000 4.000%,  3/22/2050 1,250,188
1,600,000 2.100%,  3/22/2028 1,432,863
1,409,000 1.680%,  10/30/2030 1,141,956
2,800,000 3.400%,  3/22/2041 2,353,870
Walt Disney Company
1,100,000 7.625%,  11/30/2028 1,307,930
Total 74,698,002
Consumer Cyclical (7.6%)
Amazon.com, Inc.
3,200,000 3.950%,  4/13/2052 3,066,686
3,600,000 3.100%,  5/12/2051 2,963,571
Caesars Entertainment, Inc.
180,000 6.250%,  7/1/2025
c
181,957
Cedar Fair, LP
190,000 5.250%,  7/15/2029 179,787
Choice Hotels International, Inc.
1,900,000 3.700%,  1/15/2031 1,756,186
Daimler Trucks Finance North
America, LLC
3,500,000 2.375%,  12/14/2028
c
3,082,870
Darden Restaurants, Inc.
2,400,000 3.850%,  5/1/2027
e
2,361,521
Expedia Group, Inc.
5,200,000 3.250%,  2/15/2030 4,638,568
Ford Motor Credit Company, LLC
2,200,000 4.063%,  11/1/2024 2,151,957
2,850,000 4.125%,  8/17/2027 2,642,092
1,800,000 2.900%,  2/10/2029 1,498,500
General Motors Company
3,575,000 6.800%,  10/1/2027 3,843,786
3,970,000 5.000%,  4/1/2035 3,757,100
General Motors Financial
Company, Inc.
1,100,000 1.500%,  6/10/2026 979,350
1,700,000 2.700%,  6/10/2031 1,399,396
Principal
Amount Long-Term Fixed Income (94.3%) Value
Consumer Cyclical (7.6%) - continued
GLP Capital, LP
$ 2,000,000 3.250%,  1/15/2032 $ 1,682,660
Hanesbrands, Inc.
360,000 4.625%,  5/15/2024
c
359,550
Home Depot, Inc.
1,820,000 4.250%,  4/1/2046 1,761,573
Hyundai Capital America
1,700,000 2.375%,  10/15/2027
c
1,513,336
2,500,000 1.800%,  1/10/2028
c
2,153,950
Kohl's Corporation
3,400,000 3.375%,  5/1/2031 3,220,847
1,900,000 5.550%,  7/17/2045 1,838,031
L Brands, Inc.
180,000 6.625%,  10/1/2030
c
179,029
Lennar Corporation
1,100,000 4.500%,  4/30/2024 1,116,214
2,300,000 4.750%,  5/30/2025 2,342,792
Lowe's Companies, Inc.
3,250,000 2.625%,  4/1/2031 2,848,687
Macy's Retail Holdings, LLC
3,800,000 6.125%,  3/15/2032
c
3,515,000
Marriott International, Inc.
190,000 5.750%,  5/1/2025 199,136
4,100,000 4.625%,  6/15/2030 4,042,731
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,755,195
MDC Holdings, Inc.
3,200,000 2.500%,  1/15/2031 2,569,359
Nissan Motor Company, Ltd.
1,100,000 3.522%,  9/17/2025
c
1,062,048
Royal Caribbean Cruises, Ltd.
180,000 9.125%,  6/15/2023
c
185,820
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
c
68,601
Six Flags Theme Parks, Inc.
40,000 7.000%,  7/1/2025
c
41,550
Toll Brothers Finance Corporation
2,155,000 4.350%,  2/15/2028 2,055,147
2,700,000 3.800%,  11/1/2029
e
2,450,619
Travel + Leisure Company
180,000 6.625%,  7/31/2026
c
184,280
Volkswagen Group of America
Finance, LLC
1,750,000 3.350%,  5/13/2025
c
1,722,516
Total 73,371,998
Consumer Non-Cyclical (10.0%)
Abbott Laboratories
810,000 4.750%,  11/30/2036 876,136
1,500,000 6.000%,  4/1/2039 1,799,988
AbbVie, Inc.
1,450,000 2.950%,  11/21/2026 1,388,523
3,900,000 4.550%,  3/15/2035 3,874,988
1,900,000 4.300%,  5/14/2036 1,836,959
1,100,000 4.850%,  6/15/2044 1,098,240
Altria Group, Inc.
1,750,000 5.800%,  2/14/2039 1,733,245
Anheuser-Busch Companies, LLC
1,790,000 4.700%,  2/1/2036 1,771,501

Income Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.3%) Value
Consumer Non-Cyclical (10.0%) - continued
Anheuser-Busch InBev Worldwide,
Inc.
$ 2,175,000 4.000%,  4/13/2028 $ 2,164,519
2,500,000 3.500%,  6/1/2030 2,370,942
1,450,000 4.600%,  4/15/2048 1,365,396
1,800,000 4.439%,  10/6/2048 1,652,622
3,200,000 5.550%,  1/23/2049 3,414,743
AstraZeneca Finance, LLC
1,900,000 1.750%,  5/28/2028 1,693,812
AstraZeneca plc
2,500,000 1.375%,  8/6/2030 2,055,623
BAT Capital Corporation
1,450,000 3.222%,  8/15/2024 1,429,847
1,750,000 4.700%,  4/2/2027 1,734,709
3,000,000 2.259%,  3/25/2028 2,561,767
Becton, Dickinson and Company
2,000,000 3.794%,  5/20/2050 1,725,954
2,150,000 3.700%,  6/6/2027 2,113,181
Bunge, Ltd. Finance Corporation
1,850,000 2.750%,  5/14/2031 1,598,667
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
c
1,009,961
Centene Corporation
90,000 4.250%,  12/15/2027 87,300
270,000 4.625%,  12/15/2029 261,502
3,895,000 3.375%,  2/15/2030 3,479,988
2,000,000 2.500%,  3/1/2031 1,662,500
1,300,000 2.625%,  8/1/2031 1,079,923
Constellation Brands, Inc.
360,000 3.500%,  5/9/2027 353,969
CVS Health Corporation
1,050,000 4.250%,  4/1/2050 950,914
2,200,000 2.125%,  9/15/2031 1,828,295
Danaher Corporation
1,400,000 2.800%,  12/10/2051 1,035,191
Dentsply Sirona, Inc.
1,500,000 3.250%,  6/1/2030 1,334,641
Encompass Health Corporation
175,000 4.500%,  2/1/2028
e
161,793
HCA, Inc.
290,000 5.375%,  2/1/2025 298,337
4,000,000 5.875%,  2/15/2026 4,142,000
1,200,000 5.375%,  9/1/2026 1,228,206
2,000,000 5.625%,  9/1/2028 2,066,880
2,400,000 3.500%,  9/1/2030 2,149,992
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
c
1,714,668
JBS Finance Luxembourg SARL
1,650,000 3.625%,  1/15/2032
c
1,408,192
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
2,800,000 4.375%,  2/2/2052
c
2,272,712
180,000 6.500%,  4/15/2029
c
186,300
800,000 5.500%,  1/15/2030
c
790,000
2,600,000 3.000%,  5/15/2032
c
2,166,762
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 115,430
Kraft Heinz Foods Company
1,100,000 5.500%,  6/1/2050 1,107,668
666,000 3.000%,  6/1/2026 636,585
Principal
Amount Long-Term Fixed Income (94.3%) Value
Consumer Non-Cyclical (10.0%) - continued
$ 250,000 3.750%,  4/1/2030 $ 237,489
1,230,000 4.375%,  6/1/2046 1,077,648
1,150,000 4.875%,  10/1/2049 1,070,690
Mattel, Inc.
2,000,000 5.450%,  11/1/2041 2,007,500
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,883,270
Newell Brands, Inc.
1,400,000 4.450%,  4/1/2026 1,388,016
1,800,000 5.750%,  4/1/2046 1,676,250
QBE Insurance Group, Ltd.
1,425,000 5.875%,  5/12/2025
b,c,d
1,432,125
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 876,734
Roche Holdings, Inc.
1,800,000 2.607%,  12/13/2051
c
1,354,675
Royalty Pharma plc
1,450,000 1.750%,  9/2/2027 1,269,185
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
c
693,397
Sysco Corporation
600,000 6.600%,  4/1/2050 713,276
1,000,000 6.600%,  4/1/2040 1,191,716
Tenet Healthcare Corporation
360,000 5.125%,  11/1/2027
c
349,547
Thermo Fisher Scientific, Inc.
1,500,000 2.800%,  10/15/2041 1,199,786
UnitedHealth Group, Inc.
760,000 4.750%,  7/15/2045 793,283
1,775,000 4.450%,  12/15/2048 1,774,678
VRX Escrow Corporation
155,000 6.125%,  4/15/2025
c
155,456
Total 95,935,792
Energy (7.1%)
Antero Resources Corporation
180,000 5.375%,  3/1/2030
c
175,876
BP Capital Markets America, Inc.
2,400,000 3.001%,  3/17/2052 1,797,129
1,050,000 3.543%,  4/6/2027 1,033,221
Buckeye Partners, LP
210,000 4.125%,  3/1/2025
c
201,325
Canadian Natural Resources, Ltd.
1,800,000 2.950%,  7/15/2030 1,612,286
Cenovus Energy, Inc.
1,600,000 5.375%,  7/15/2025 1,659,295
Cheniere Corpus Christi Holdings,
LLC
1,750,000 3.700%,  11/15/2029 1,639,974
Cheniere Energy Partners, LP
2,940,000 4.500%,  10/1/2029 2,815,050
3,700,000 4.000%,  3/1/2031 3,348,888
Continental Resources, Inc.
800,000 2.268%,  11/15/2026
c
730,824
1,900,000 4.375%,  1/15/2028 1,851,968
2,250,000 5.750%,  1/15/2031
c
2,300,265
Devon Energy Corporation
2,015,000 4.500%,  1/15/2030 1,968,479
DT Midstream, Inc.
180,000 4.125%,  6/15/2029
c
163,800

Income Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.3%) Value
Energy (7.1%) - continued
Enbridge, Inc.
$ 1,050,000 5.750%,  7/15/2080
b
$ 1,042,125
Energy Transfer, LP
1,400,000 6.500%,  11/15/2026
b,d
1,330,154
2,520,000 4.200%,  4/15/2027 2,482,743
2,500,000 4.000%,  10/1/2027 2,418,608
2,350,000 3.750%,  5/15/2030 2,165,072
2,650,000 6.000%,  6/15/2048 2,593,894
Enterprise Products Operating,
LLC
1,800,000 4.875%,  8/16/2077
b
1,611,053
EQT Corporation
2,400,000 6.625%,  2/1/2025 2,497,896
360,000 3.900%,  10/1/2027 344,689
Equinor ASA
1,425,000 3.125%,  4/6/2030 1,351,917
Halliburton Company
1,000,000 4.850%,  11/15/2035 1,009,793
Hess Corporation
1,200,000 6.000%,  1/15/2040 1,272,918
MPLX, LP
2,050,000 4.875%,  6/1/2025 2,090,911
1,750,000 4.800%,  2/15/2029 1,770,285
Murphy Oil Corporation
140,000 5.875%,  12/1/2027 138,950
National Fuel Gas Company
3,025,000 5.500%,  1/15/2026 3,119,170
Ovintiv Exploration, Inc.
1,180,000 5.625%,  7/1/2024 1,226,270
2,911,000 5.375%,  1/1/2026 3,017,142
Petroleos Mexicanos
1,450,000 6.500%,  3/13/2027 1,385,171
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 1,012,096
Plains All American Pipeline, LP
1,800,000 3.800%,  9/15/2030 1,666,100
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
c
1,696,029
Suncor Energy, Inc.
1,600,000 3.100%,  5/15/2025 1,569,489
Western Gas Partners, LP
4,200,000 4.650%,  7/1/2026 4,142,250
Williams Companies, Inc.
1,800,000 7.500%,  1/15/2031 2,126,202
Williams Partners, LP
1,730,000 4.850%,  3/1/2048 1,648,733
Total 68,028,040
Financials (34.4%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,350,000 6.500%,  7/15/2025 1,399,302
1,500,000 4.625%,  10/15/2027 1,453,933
2,200,000 3.875%,  1/23/2028
e
2,019,308
1,600,000 3.400%,  10/29/2033 1,313,249
1,200,000 3.850%,  10/29/2041 927,416
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,d
2,610,000
1,200,000 3.625%,  4/1/2027 1,139,346
Principal
Amount Long-Term Fixed Income (94.3%) Value
Financials (34.4%) - continued
$ 1,850,000 2.100%,  9/1/2028 $ 1,578,325
1,500,000 3.000%,  2/1/2030 1,305,112
1,400,000 2.875%,  1/15/2032 1,154,373
Aircastle, Ltd.
985,000 4.400%,  9/25/2023 989,237
2,550,000 5.250%,  8/11/2025
c
2,543,641
2,500,000 2.850%,  1/26/2028
c
2,182,092
Allianz SE
1,800,000 3.200%,  10/30/2027
b,c,d
1,461,960
Ally Financial, Inc.
2,420,000 5.750%,  11/20/2025 2,486,078
3,750,000 8.000%,  11/1/2031 4,461,055
American Express Company
2,250,000 3.550%,  9/15/2026
b,d
1,938,037
American Homes 4 Rent, LP
950,000 2.375%,  7/15/2031 785,246
Ares Capital Corporation
2,400,000 3.875%,  1/15/2026 2,304,073
2,050,000 2.150%,  7/15/2026 1,818,291
1,200,000 2.875%,  6/15/2027 1,074,766
Associated Banc-Corporation
1,850,000 4.250%,  1/15/2025 1,859,386
Australia and New Zealand
Banking Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,c
1,709,383
1,500,000 2.570%,  11/25/2035
b,c
1,234,679
Aviation Capital Group, LLC
3,550,000 5.500%,  12/15/2024
c
3,603,209
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
c
705,198
1,200,000 5.500%,  1/15/2026
c
1,201,813
1,000,000 4.250%,  4/15/2026
c
958,894
3,600,000 4.375%,  5/1/2026
c
3,466,734
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 6.500%,  3/5/2025
b,d
1,550,000
Banco del Estado de Chile
2,150,000 2.704%,  1/9/2025
c
2,085,650
Banco Santander SA
1,800,000 2.746%,  5/28/2025 1,720,595
3,600,000 4.750%,  11/12/2026
b,d
3,179,948
1,200,000 4.379%,  4/12/2028 1,171,805
Bank of America Corporation
1,640,000 6.500%,  10/23/2024
b,d
1,671,783
1,800,000 4.000%,  1/22/2025 1,798,946
1,250,000 3.950%,  4/21/2025 1,243,544
3,700,000 4.375%,  1/27/2027
b,d
3,274,500
2,800,000 3.705%,  4/24/2028
b
2,700,649
1,450,000 4.271%,  7/23/2029
b
1,421,338
1,175,000 3.974%,  2/7/2030
b
1,134,281
2,030,000 3.194%,  7/23/2030
b
1,856,131
3,800,000 1.922%,  10/24/2031
b
3,089,838
2,750,000 2.572%,  10/20/2032
b
2,323,185
1,200,000 2.972%,  2/4/2033
b
1,044,182
3,200,000 4.571%,  4/27/2033
b
3,185,771
1,200,000 4.244%,  4/24/2038
b
1,137,998
3,100,000 3.311%,  4/22/2042
b
2,533,379
1,140,000 2.831%,  10/24/2051
b
822,416
Bank of New York Mellon
Corporation
1,075,000 4.700%,  9/20/2025
b,d
1,072,312

Income Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.3%) Value
Financials (34.4%) - continued
Bank of Nova Scotia
$ 2,250,000 4.900%,  6/4/2025
b,d
$ 2,207,610
Barclays plc
350,000 8.000%,  6/15/2024
b,d
360,719
1,900,000 6.125%,  12/15/2025
b,d
1,863,178
720,000 4.836%,  5/9/2028 708,028
1,600,000 4.972%,  5/16/2029
b
1,605,836
1,900,000 2.645%,  6/24/2031
b
1,603,549
Berkshire Hathaway Finance
Corporation
900,000 2.850%,  10/15/2050 682,605
1,050,000 4.250%,  1/15/2049 1,016,098
Blackstone Private Credit Fund
3,250,000 4.000%,  1/15/2029
c
2,911,937
BNP Paribas SA
3,050,000 6.625%,  3/25/2024
b,c,d
3,072,382
Boston Properties, LP
1,100,000 3.250%,  1/30/2031 998,195
BPCE SA
810,000 5.150%,  7/21/2024
c
825,137
Brandywine Operating
Partnership, LP
1,900,000 3.950%,  11/15/2027 1,837,596
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 880,321
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 1,805,423
1,650,000 3.273%,  3/1/2030
b
1,500,012
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,d
1,460,976
1,250,000 4.000%,  6/1/2026
b,d
1,133,437
1,900,000 4.000%,  12/1/2030
b,d
1,610,478
Citigroup, Inc.
1,800,000 4.700%,  1/30/2025
b,d
1,634,400
2,630,000 4.400%,  6/10/2025 2,644,107
1,695,000 5.500%,  9/13/2025 1,767,779
1,510,000 4.450%,  9/29/2027 1,498,095
1,500,000 3.668%,  7/24/2028
b
1,442,670
2,000,000 4.075%,  4/23/2029
b
1,938,193
2,250,000 2.520%,  11/3/2032
b
1,877,541
4,100,000 3.057%,  1/25/2033
b
3,580,012
CNA Financial Corporation
1,130,000 7.250%,  11/15/2023 1,197,799
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,d
1,170,125
Commerzbank AG
2,800,000 8.125%,  9/19/2023
c
2,914,234
CoreStates Capital III
1,360,000
1.076%,  (LIBOR 3M +
0.570%), 2/15/2027
b,c
1,303,383
Corporate Office Properties, LP
1,325,000 2.250%,  3/15/2026 1,228,914
Credit Acceptance Corporation
90,000 5.125%,  12/31/2024
*
88,921
Credit Agricole SA
1,400,000 6.875%,  9/23/2024
b,c,d
1,407,000
1,600,000 4.750%,  3/23/2029
b,c,d
1,378,000
Credit Suisse Group AG
2,300,000 7.500%,  7/17/2023
b,c,d
2,277,690
2,350,000 7.250%,  9/12/2025
b,c,d
2,291,720
2,150,000 2.193%,  6/5/2026
b,c
1,984,623
Principal
Amount Long-Term Fixed Income (94.3%) Value
Financials (34.4%) - continued
$ 2,300,000 5.250%,  2/11/2027
b,c,d
$ 2,021,125
1,900,000 4.282%,  1/9/2028
c
1,820,751
Danske Bank AS
1,900,000 3.773%,  3/28/2025
b,c
1,878,834
Deutsche Bank AG
4,200,000 6.000%,  10/30/2025
b,d
3,906,000
1,400,000 3.961%,  11/26/2025
b
1,379,956
1,800,000 2.311%,  11/16/2027
b
1,591,667
Discover Bank
2,510,000 4.682%,  8/9/2028
b
2,526,227
Drawbridge Special Opportunities
Fund, LP
270,000 3.875%,  2/15/2026
c
254,808
Duke Realty, LP
1,250,000 1.750%,  2/1/2031 1,025,949
EPR Properties
1,318,000 4.950%,  4/15/2028 1,267,169
2,800,000 3.750%,  8/15/2029 2,479,318
First Horizon Bank
1,250,000 5.750%,  5/1/2030 1,341,103
First Horizon National Corporation
2,100,000 4.000%,  5/26/2025 2,095,283
First-Citizens Bank & Trust
Company
4,900,000 6.125%,  3/9/2028 5,247,888
FS KKR Capital Corporation
1,800,000 1.650%,  10/12/2024 1,685,293
1,900,000 4.250%,  2/14/2025
c
1,825,266
3,300,000 3.400%,  1/15/2026 3,103,893
GE Capital International Funding
Company
6,116,000 4.418%,  11/15/2035 5,977,591
Global Net Lease, Inc.
180,000 3.750%,  12/15/2027
c
161,588
Goldman Sachs Group, Inc.
1,800,000 4.950%,  2/10/2025
b,d
1,732,500
1,510,000 4.250%,  10/21/2025 1,509,605
900,000 3.800%,  5/10/2026
b,d
791,986
1,900,000 3.691%,  6/5/2028
b
1,822,102
2,750,000 3.814%,  4/23/2029
b
2,638,176
1,900,000 4.223%,  5/1/2029
b
1,854,781
2,000,000 3.102%,  2/24/2033
b
1,747,816
HSBC Holdings plc
1,440,000 4.300%,  3/8/2026 1,441,766
1,200,000 4.000%,  3/9/2026
b,d
1,077,000
900,000 6.000%,  5/22/2027
b,d
864,000
1,080,000 4.041%,  3/13/2028
b
1,044,806
1,300,000 4.600%,  12/17/2030
b,d
1,101,750
Icahn Enterprises, LP
360,000 6.250%,  5/15/2026 356,911
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 870,660
1,000,000 2.000%,  8/15/2031 800,624
iStar, Inc.
360,000 4.250%,  8/1/2025 343,127
J.P. Morgan Chase & Company
1,150,000 5.150%,  5/1/2023
b,d
1,132,750
750,000 6.000%,  8/1/2023
b,d
751,875
3,000,000 5.000%,  8/1/2024
b,d
2,843,100
1,800,000 4.600%,  2/1/2025
b,d
1,663,740
1,800,000 2.956%,  5/13/2031
b
1,582,168

Income Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.3%) Value
Financials (34.4%) - continued
$ 800,000 2.580%,  4/22/2032
b
$ 684,975
2,100,000 2.545%,  11/8/2032
b
1,777,927
1,800,000 2.963%,  1/25/2033
b
1,583,590
3,200,000 4.586%,  4/26/2033
b
3,214,480
1,850,000 5.500%,  10/15/2040 2,003,048
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,420,426
Lloyds Bank plc
1,090,000 4.650%,  3/24/2026 1,095,577
Lloyds Banking Group plc
1,050,000 7.500%,  6/27/2024
b,d
1,071,000
700,000 7.500%,  9/27/2025
b,d
719,320
1,100,000 2.438%,  2/5/2026
b
1,049,958
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
c
163,800
M&T Bank Corporation
1,300,000 3.500%,  9/1/2026
b,d
1,092,017
Massachusetts Mutual Life
Insurance Company
3,400,000 3.200%,  12/1/2061
c
2,485,636
MetLife, Inc.
1,450,000 3.850%,  9/15/2025
b,d
1,380,835
Mizuho Financial Group, Inc.
1,400,000 1.979%,  9/8/2031
b
1,144,189
Morgan Stanley
1,000,000 2.720%,  7/22/2025
b
972,262
1,140,000 5.300%,  12/15/2025
b,d,e
1,096,536
720,000 3.125%,  7/27/2026 689,809
1,490,000 4.350%,  9/8/2026 1,492,231
2,400,000 3.622%,  4/1/2031
b
2,245,693
1,900,000 1.794%,  2/13/2032
b
1,523,290
2,000,000 2.943%,  1/21/2033
b
1,743,440
1,400,000 5.297%,  4/20/2037
b
1,400,260
930,000 4.300%,  1/27/2045 877,573
MPT Operating Partnership, LP
360,000 5.000%,  10/15/2027 345,424
Nationwide Building Society
1,510,000 3.900%,  7/21/2025
c
1,514,925
1,080,000 4.000%,  9/14/2026
c
1,053,426
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
c
1,573,529
NatWest Group plc
1,500,000 4.269%,  3/22/2025
b
1,500,393
600,000 3.754%,  11/1/2029
b
586,000
1,150,000 4.600%,  6/28/2031
b,d
963,385
2,900,000 3.032%,  11/28/2035
b
2,430,973
Nippon Life Insurance Company
1,250,000 5.100%,  10/16/2044
b,c
1,256,250
1,450,000 3.400%,  1/23/2050
b,c
1,321,312
Omega Healthcare Investors, Inc.
975,000 3.625%,  10/1/2029 866,492
3,400,000 3.375%,  2/1/2031 2,846,173
Owl Rock Capital Corporation
3,150,000 3.400%,  7/15/2026 2,905,083
Owl Rock Core Income
Corporation
2,000,000 4.700%,  2/8/2027
c
1,886,241
Owl Rock Technology Finance
Corporation
1,000,000 3.750%,  6/17/2026
c
932,713
Principal
Amount Long-Term Fixed Income (94.3%) Value
Financials (34.4%) - continued
Park Aerospace Holdings, Ltd.
$ 700,000 4.500%,  3/15/2023
c
$ 701,978
Peachtree Corners Funding Trust
1,700,000 3.976%,  2/15/2025
c
1,700,032
PNC Financial Services Group,
Inc.
1,850,000 3.400%,  9/15/2026
b,d
1,591,000
Preferred Term Securities XXIII,
Ltd.
90,186
1.026%,  (LIBOR 3M +
0.200%), 12/22/2036
b,c
89,514
Prudential Financial, Inc.
880,000 5.125%,  3/1/2052
b
855,800
1,025,000 5.200%,  3/15/2044
b
996,812
1,750,000 3.700%,  10/1/2050
b
1,532,597
Radian Group, Inc.
180,000 4.875%,  3/15/2027 173,704
Realty Income Corporation
750,000 4.625%,  11/1/2025 769,044
1,900,000 3.400%,  1/15/2028 1,831,315
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,414,190
Regions Financial Corporation
1,400,000 5.750%,  6/15/2025
b,d,e
1,428,000
Reinsurance Group of America,
Inc.
1,450,000 4.700%,  9/15/2023 1,473,989
Santander UK Group Holdings plc
1,500,000 4.750%,  9/15/2025
c
1,499,860
Simon Property Group, LP
1,200,000 3.800%,  7/15/2050 1,044,146
1,900,000 3.250%,  9/13/2049 1,485,756
Societe Generale SA
1,900,000 5.375%,  11/18/2030
b,c,d,e
1,668,200
Spirit Realty, LP
1,100,000 2.100%,  3/15/2028 957,539
2,250,000 3.400%,  1/15/2030 2,043,610
1,150,000 3.200%,  2/15/2031 1,023,815
SVB Financial Group
2,800,000 4.000%,  5/15/2026
b,d
2,435,160
Synchrony Financial
1,050,000 4.250%,  8/15/2024 1,048,895
1,050,000 3.950%,  12/1/2027 1,002,948
Truist Financial Corporation
800,000 4.950%,  9/1/2025
b,d
799,000
UBS Group AG
2,300,000 4.875%,  2/12/2027
b,c,d
2,104,500
2,000,000 2.746%,  2/11/2033
b,c
1,679,009
UBS Group Funding Switzerland
AG
1,440,000 4.253%,  3/23/2028
c
1,421,123
VICI Properties, LP
800,000 4.950%,  2/15/2030 793,956
1,200,000 5.125%,  5/15/2032 1,190,856
VICI Properties, LP/VICI Note
Company, Inc.
360,000 4.500%,  9/1/2026
c
356,400
1,600,000 4.625%,  6/15/2025
c
1,570,992
90,000 4.250%,  12/1/2026
c
85,287
2,425,000 5.750%,  2/1/2027
c
2,425,073
90,000 4.625%,  12/1/2029
c
84,510

Income Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.3%) Value
Financials (34.4%) - continued
Wells Fargo & Company
$ 2,200,000 3.900%,  3/15/2026
b,d
$ 2,007,390
1,800,000 3.526%,  3/24/2028
b
1,727,766
1,800,000 2.393%,  6/2/2028
b
1,637,513
2,750,000 4.478%,  4/4/2031
b
2,738,829
Welltower, Inc.
1,500,000 2.050%,  1/15/2029 1,302,596
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,526,152
1,850,000 2.963%,  11/16/2040 1,419,404
Total 331,520,513
Foreign Government (0.6%)
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
c
542,841
3,200,000 6.000%,  2/22/2033
c
2,902,823
Egypt Government International
Bond
2,900,000 5.800%,  9/30/2027
c
2,369,648
Total 5,815,312
Technology (4.6%)
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,418,170
1,080,000 3.750%,  9/12/2047 996,206
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
457,000 3.875%,  1/15/2027 445,731
Broadcom, Inc.
4,443,000 3.469%,  4/15/2034
c
3,771,182
2,400,000 3.137%,  11/15/2035
c
1,938,534
1,800,000 3.187%,  11/15/2036
c
1,421,153
1,800,000 4.926%,  5/15/2037
c
1,682,730
Dell International, LLC
3,025,000 6.020%,  6/15/2026 3,194,877
700,000 6.100%,  7/15/2027 748,518
643,000 8.350%,  7/15/2046 858,042
Equinix, Inc.
1,800,000 2.000%,  5/15/2028 1,565,839
Fiserv, Inc.
1,775,000 3.200%,  7/1/2026 1,719,045
2,000,000 2.650%,  6/1/2030 1,734,525
Gartner, Inc.
180,000 3.750%,  10/1/2030
c
160,524
Iron Mountain, Inc.
360,000 4.875%,  9/15/2029
c
329,776
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028 1,117,518
1,400,000 2.950%,  4/15/2031 1,215,843
Micron Technology, Inc.
1,750,000 5.327%,  2/6/2029 1,811,669
2,200,000 4.663%,  2/15/2030 2,172,379
NXP BV/NXP Funding, LLC
1,200,000 5.550%,  12/1/2028
c
1,257,378
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,100,000 3.150%,  5/1/2027
c
1,034,228
1,100,000 4.300%,  6/18/2029
c
1,072,171
1,850,000 3.250%,  5/11/2041
c
1,446,399
Principal
Amount Long-Term Fixed Income (94.3%) Value
Technology (4.6%) - continued
Oracle Corporation
$ 2,400,000 3.950%,  3/25/2051 $ 1,822,994
1,800,000 4.300%,  7/8/2034 1,625,331
1,850,000 4.000%,  7/15/2046 1,449,669
Qorvo, Inc.
3,000,000 3.375%,  4/1/2031
c
2,512,740
Switch, Ltd.
135,000 3.750%,  9/15/2028
c
126,562
Teledyne Technologies, Inc.
2,000,000 2.250%,  4/1/2028 1,784,673
VMware, Inc.
1,900,000 2.200%,  8/15/2031 1,546,120
Total 43,980,526
Transportation (3.0%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b,e
1,687,500
American Airlines, Inc.
1,850,000 11.750%,  7/15/2025
c
2,127,500
1,280,000 5.500%,  4/20/2026
c
1,268,800
1,900,000 5.750%,  4/20/2029
c
1,830,792
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,519,269
1,800,000 4.050%,  6/15/2048 1,689,298
CSX Corporation
1,100,000 2.400%,  2/15/2030 977,107
Delta Air Lines, Inc.
638,855 4.250%,  7/30/2023 636,872
926,000 7.000%,  5/1/2025
c
991,196
2,000,000 7.375%,  1/15/2026 2,130,000
3,150,000 4.750%,  10/20/2028
c
3,113,262
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
c
2,209,888
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,200,490
Mileage Plus Holdings, LLC
3,500,000 6.500%,  6/20/2027
c
3,569,930
Southwest Airlines Company
1,525,000 5.250%,  5/4/2025 1,576,423
1,600,000 2.625%,  2/10/2030 1,386,978
United Airlines Pass Through Trust
578,179 3.750%,  9/3/2026 564,740
United Airlines, Inc.
250,000 4.375%,  4/15/2026
c
241,375
225,000 4.625%,  4/15/2029
c
206,438
Total 28,927,858
U.S. Government & Agencies (2.1%)
U.S. Treasury Bonds
8,600,000 2.000%,  8/15/2051 6,948,531
6,200,000 1.875%,  11/15/2051 4,863,125
6,000,000 1.875%,  2/15/2032 5,478,750
3,500,000 2.250%,  5/15/2041 3,032,695
Total 20,323,101
Utilities (6.8%)
American Electric Power
Company, Inc.
2,800,000 3.875%,  2/15/2062
b
2,508,918
1,304,000 2.031%,  3/15/2024 1,269,545

Income Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.3%) Value
Utilities (6.8%) - continued
American Water Capital
Corporation
$ 1,800,000 3.450%,  5/1/2050 $ 1,514,154
Berkshire Hathaway Energy
Company
1,600,000 4.600%,  5/1/2053
c
1,567,181
1,425,000 4.450%,  1/15/2049 1,369,700
CenterPoint Energy Resources
Corporation
1,700,000 1.750%,  10/1/2030 1,407,179
CenterPoint Energy, Inc.
1,750,000 2.950%,  3/1/2030 1,586,986
1,850,000 2.650%,  6/1/2031
e
1,620,909
Consolidated Edison Company of
New York, Inc.
2,250,000 4.125%,  5/15/2049 2,029,582
Dominion Energy, Inc.
1,250,000 4.650%,  12/15/2024
b,d
1,193,750
2,350,000 4.350%,  1/15/2027
b,d
2,146,255
Duke Energy Corporation
3,700,000 3.250%,  1/15/2082
b
3,147,290
1,500,000 3.500%,  6/15/2051 1,175,514
2,160,000 3.150%,  8/15/2027 2,075,312
1,800,000 3.750%,  9/1/2046 1,491,259
Edison International
3,700,000 5.750%,  6/15/2027 3,834,070
Enel Finance International NV
2,250,000 2.875%,  7/12/2041
c
1,679,788
Entergy Corporation
2,000,000 2.400%,  6/15/2031 1,677,337
Exelon Corporation
1,200,000 4.100%,  3/15/2052
c
1,065,486
FirstEnergy Corporation
2,520,000 4.400%,  7/15/2027 2,444,879
700,000 5.350%,  7/15/2047 654,290
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
c
2,409,068
1,850,000 5.450%,  7/15/2044
c
1,816,992
Georgia Power Company
2,000,000 3.250%,  3/15/2051 1,531,864
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,387,336
NextEra Energy Operating
Partners, LP
360,000 3.875%,  10/15/2026
c
339,750
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 970,798
NiSource, Inc.
1,400,000 3.600%,  5/1/2030 1,308,852
NRG Energy, Inc.
800,000 2.450%,  12/2/2027
c
708,620
3,050,000 3.375%,  2/15/2029
c
2,584,875
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,354,645
Pacific Gas and Electric Company
1,520,000 4.950%,  7/1/2050 1,267,414
1,100,000 3.300%,  12/1/2027 1,000,098
3,200,000 4.550%,  7/1/2030 2,963,477
2,000,000 4.200%,  6/1/2041 1,578,942
Principal
Amount Long-Term Fixed Income (94.3%) Value
Utilities (6.8%) - continued
San Diego Gas & Electric
Company
$ 1,800,000 4.150%,  5/15/2048 $ 1,717,012
Sempra Energy
1,800,000 3.250%,  6/15/2027 1,724,348
Southern Company
1,900,000 4.000%,  1/15/2051
b
1,805,304
1,350,000 3.750%,  9/15/2051
b
1,215,000
TerraForm Power Operating, LLC
360,000 5.000%,  1/31/2028
c
336,206
Total 65,479,985
Total Long-Term Fixed Income
(cost $1,001,489,198) 907,451,756
Shares
Collateral Held for Securities
Loaned ( 1.9% ) Value
18,413,576 Thrivent Cash Management Trust 18,413,576
Total Collateral Held for
Securities Loaned
(cost $18,413,576) 18,413,576
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
275,000 iShares S&P U.S. Preferred Stock
Index Fund
e
9,336,250
Total 9,336,250
Total Registered Investment
Companies (cost $10,386,640) 9,336,250
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
12,500 Cobank ACB, 6.250%
b,d
1,256,250
Total 1,256,250
Total Preferred Stock
(cost $1,250,000) 1,256,250
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
265 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g,h
4,373
Total 4,373
Total Common Stock
(cost $3,180) 4,373
Shares or
Principal
Amount Short-Term Investments ( 2.8% ) Value
Federal Home Loan Bank Discount
Notes
600,000 0.200%, 5/4/2022
i,j
599,984
400,000 0.380%, 6/3/2022
i,j
399,744
400,000 0.550%, 6/21/2022
i,j
399,602

Income Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (2.8%) Value
Thrivent Core Short-Term Reserve
Fund
2,609,147 0.830% $ 26,091,467
Total Short-Term Investments
(cost $27,467,411) 27,490,797
Total Investments (cost
$1,060,893,012) 100.3% $965,821,419
Other Assets and Liabilities, Net
(0.3%) (3,354,119)
Total Net Assets 100.0% $962,467,300
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $237,757,966 or 24.7%
of total net assets.
d Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
e All or a portion of the security is on loan.
f All or a portion of the security is insured or guaranteed.
g Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
h Non-income producing security.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of April 29, 2022 was $88,921 or 0.01% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
April 29, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 85,806
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of April
29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 8,365,299
Common Stock 8,867,740
Total lending $17,233,039
Gross amount payable upon return of
collateral for securities loaned $18,413,576
Net amounts due to counterparty $1,180,537
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,393,745
Gross unrealized depreciation (101,548,359)
Net unrealized appreciation (depreciation) $ (99,154,614)
Cost for federal income tax purposes $ 1,060,336,315

Income Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Communications Services 121,082 – 121,082 –
Consumer Cyclical 781,680 – 781,680 –
Consumer Non-Cyclical 965,655 – 965,655 –
Long-Term Fixed Income
Asset-Backed Securities 36,635,026 – 36,635,026 –
Basic Materials 24,876,386 – 24,876,386 –
Capital Goods 37,706,992 – 37,706,992 –
Collateralized Mortgage Obligations 152,225 – 152,225 –
Communications Services 74,698,002 – 74,698,002 –
Consumer Cyclical 73,371,998 – 73,371,998 –
Consumer Non-Cyclical 95,935,792 – 95,935,792 –
Energy 68,028,040 – 68,028,040 –
Financials 331,520,513 – 331,520,513 –
Foreign Government 5,815,312 – 5,815,312 –
Technology 43,980,526 – 43,980,526 –
Transportation 28,927,858 – 28,927,858 –
U.S. Government & Agencies 20,323,101 – 20,323,101 –
Utilities 65,479,985 – 65,479,985 –
Registered Investment Companies
Unaffiliated 9,336,250 9,336,250 – –
Preferred Stock
Financials 1,256,250 – 1,256,250 –
Common Stock
Communications Services 4,373 – – 4,373
Short-Term Investments 1,399,330 – 1,399,330 –
Subtotal Investments in Securities $921,316,376 $9,336,250 $911,975,753 $4,373
Other Investments  * Total
Affiliated Short-Term Investments 26,091,467
Collateral Held for Securities Loaned 18,413,576
Subtotal Other Investments $44,505,043
Total Investments at Value $965,821,419
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 4,639,718 4,639,718 – –
Total Liability Derivatives $4,639,718 $4,639,718 $– $–

Income Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Fund's futures contracts held as of April 29, 2022. Investments and/or cash totaling $1,399,330 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 210 June 2022 $ 32,225,286 ( $ 2,680,911)
Ultra 10-Yr. U.S. Treasury Note 203 June 2022 28,145,806 (1,958,807)
Total Futures Long Contracts $ 60,371,092 ( $ 4,639,718)
Total Futures Contracts $ 60,371,092 ($4,639,718)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2022, for Income Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial
Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 4,639,718
Total Interest Rate Contracts 4,639,718
Total Liability Derivatives $4,639,718
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2022, for
Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,017,030)
Total Interest Rate Contracts (1,017,030)
Total ($1,017,030)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2022, for Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (4,364,752)
Total Interest Rate Contracts (4,364,752)
Total ($4,364,752)
The following table presents Income Fund's average volume of derivative activity during the period ended April 29, 2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $34,583,577

Income Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $18,424 $183,667 $176,000 $26,091 2,609 2.7%
Total Affiliated Short-Term Investments 18,424 26,091 2.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,566 65,190 50,342 18,414 18,414 1.9
Total Collateral Held for Securities Loaned 3,566 18,414 1.9
Total Value $21,990 $44,505
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $6 $(6) $– $52
Total Income/Non Income Cash from Affiliated Investments $52
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 3 20
Total Affiliated Income from Securities Loaned, Net $20
Total $6 $(6) $3

International Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 90.9% ) Value
Australia (6.2%)
6,642 ALS, Ltd. $ 60,144
1,089 Altium, Ltd. 24,532
124,376 AMP, Ltd.
a
100,486
23,593 ARB Corporation, Ltd. 653,937
229,102 Aristocrat Leisure, Ltd. 5,315,695
28,414 ASX, Ltd. 1,717,899
326,565 Aurizon Holdings, Ltd. 922,257
39,622 Beach Energy, Ltd. 45,174
47,271 Bendigo and Adelaide Bank, Ltd. 352,444
41,687 BHP Group, Ltd. 1,392,987
5,455 BWP Trust 15,855
85,828 Carsales.com, Ltd. 1,267,084
80,906 Centuria Capital Group 157,150
5,702 Centuria Industrial REIT 15,890
11,852 Challenger, Ltd. 59,966
75,099 Charter Hall Group 807,119
8,655 Charter Hall Retail REIT 27,036
25,789 Charter Hall Social Infrastructure
REIT 73,004
9,652 Commonwealth Bank of Australia 701,540
102,385 Computershare, Ltd. 1,805,052
89,183 CSL, Ltd. 17,020,574
35,146 Data#3, Ltd. 142,732
77,609 DEXUS Property Group 606,791
3,083 Domino's Pizza Enterprises, Ltd. 161,614
19,366 Downer EDI, Ltd. 74,927
1,813 Elders, Ltd. 18,226
163,633 Fortescue Metals Group, Ltd. 2,472,995
347 Genworth Mortgage Insurance
Australia, Ltd. 729
65,449 GrainCorp, Ltd. 472,958
305,071 GWA Group, Ltd. 487,292
281,451 Humm Group, Ltd. 162,954
26,534 IDP Education, Ltd. 492,242
57,893 Iluka Resources, Ltd. 453,470
216,992 Incitec Pivot, Ltd. 585,231
21,103 Ingenia Communities Group 69,473
30,692 Inghams Group, Ltd. 66,451
16,401 JB Hi-Fi, Ltd. 607,433
217,802 Karoon Gas Australia, Ltd.
a
312,785
2,597 Lovisa Holdings, Ltd. 29,734
171,839 Metcash, Ltd. 576,858
15,232 NRW Holdings, Ltd. 20,767
25,630 Nufarm, Ltd. 115,302
9,886 Origin Energy, Ltd. 47,286
109,040 Paladin Energy, Ltd.
a
60,007
6,841 Perpetual, Ltd. 157,273
74,470 Pilbara Minerals, Ltd.
a
144,449
11,064 Pinnacle Investment Management
Group Limited 72,310
42,994 Premier Investments, Ltd. 761,851
6,242 Pro Medicus, Ltd. 204,136
288,303 Qube Holdings, Ltd. 595,764
15,004 REA Group, Ltd. 1,344,176
46,099 Rio Tinto, Ltd. 3,646,605
249,830 Sandfire Resources, Ltd. 990,190
94,657 SEEK, Ltd. 1,854,838
743,690 Tabcorp Holdings, Ltd. 2,844,030
9,715 Technology One, Ltd. 70,106
8,297 Waypoint REIT, Ltd. 15,641
18,356 Whitehaven Coal, Ltd. 63,035
1,091 Worley, Ltd. 10,610
Total 53,349,096
Shares Common Stock (90.9%) Value
Austria (0.4%)
5,628 BAWAG Group AG
b
$ 267,240
2,592 EVN AG 65,983
56,185 OMV AG 2,872,051
Total 3,205,274
Belgium (0.9%)
5,645 D'ieteren Group 906,096
37,125 Groupe Bruxelles Lambert SA 3,503,141
22,923 KBC Groep NV 1,559,498
1,838 Melexis NV 157,764
6,923 NV Bekaert SA 256,628
5,510 Solvay SA 518,147
6,101 Telenet Group Holding NV 181,825
7,078 Warehouses De Pauw SCA 272,293
7,078 Warehouses De Pauw SCA, DRIP
a,c
23
Total 7,355,415
Bermuda (0.3%)
23,486 BW Offshore, Ltd. 67,546
10,000 China Water Affairs Group, Ltd. 10,979
38,000 CK Infrastructure Holdings, Ltd. 255,490
92,918 Golden Ocean Group, Ltd. 1,156,748
48,000 Grand Pharmaceutical Group, Ltd. 29,402
13,600 Hopson Development Holdings,
Ltd. 26,222
6,300 Jardine Matheson Holdings, Ltd. 334,719
1,295,000 Pacific Basin Shipping, Ltd. 594,160
183,000 Road King Infrastructure, Ltd. 149,596
111,800 Shanghai Industrial Urban
Development Group, Ltd. 9,739
146,000 Yuexiu Transport Infrastructure, Ltd. 93,170
Total 2,727,771
Brazil (0.5%)
8,500 Ambev SA 25,119
9,300 Americanas SA 45,165
8,800 Atacadao SA 36,685
39,600 B3 SA - Brasil Bolsa Balcao 106,530
30,795 Banco Bradesco SA ADR 110,862
4,900 Banco do Brasil SA 32,905
39,800 BB Seguridade Participacoes SA 203,269
26,606 Centrais Eletricas Brasileiras SA
ADR 220,564
9,916 Companhia Siderurgica Nacional
SA ADR 41,746
14,800 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 42,538
9,100 EDP - Energias do Brasil SA 39,150
34,500 ENGIE Brasil Energia SA 292,667
10,652 Gerdau SA ADR 60,397
5,800 Hapvida Participacoes e
Investimentos SA
b
10,394
3,700 Hypera SA 28,185
30,023 Itau Unibanco Holding SA ADR 143,810
10,200 Itausa SA 19,043
39,000 JBS SA 298,971
3,400 Klabin SA 14,366
68,600 Metalurgica Gerdau SA 158,459
300 Natura & Company Holding SA 1,141
64,290 Petroleo Brasileiro SA 396,485
29,737 Petroleo Brasileiro SA ADR 403,531
1,800 Suzano SA 18,204
25,900 Telefonica Brasil SA 274,981

International Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (90.9%) Value
Brazil (0.5%) - continued
14,450 Telefonica Brasil SA ADR $ 153,170
34,978 Vale SA ADR 590,778
49,700 Vibra Energia SA 212,413
5,400 WEG SA 33,095
Total 4,014,623
Canada (9.3%)
43,325 Alimentation Couche-Tard, Inc. 1,928,741
8,190 Bank of Montreal 868,376
22,394 Bank of Nova Scotia 1,418,092
100,928 BCE, Inc. 5,365,961
61,665 Canadian Imperial Bank of
Commerce 6,817,159
111,654 Canadian National Railway
Company 13,130,959
32,894 Canadian Pacific Railway, Ltd. 2,406,141
11,628 Canadian Utilities, Ltd. 349,569
23,541 Canadian Western Bank
d
593,908
4,280 Canopy Growth Corporation
a,d
24,687
121,352 CGI, Inc.
a
9,676,798
92,591 CI Financial Corporation 1,207,254
35,341 Dollarama, Inc. 1,964,780
10,122 Dream Industrial Real Estate
Investment Trust 117,873
11,581 Enbridge, Inc. 505,376
7,049 Home Capital Group, Inc. 175,807
105,878 Laurentian Bank of Canada 3,220,063
210,412 Manulife Financial Corporation 4,114,389
3,337 National Bank of Canada 233,056
17,988 Rogers Communications, Inc. 979,878
5,155 Royal Bank of Canada 520,656
1,833 Shopify, Inc.
a
782,361
58,017 Sun Life Financial, Inc. 2,886,285
65,266 Suncor Energy, Inc. 2,346,152
221,679 TC Energy Corporation 11,725,441
5,945 TELUS Corporation 148,735
13,390 Thomson Reuters Corporation 1,338,740
910 TMX Group, Ltd. 92,647
1,468 Toromont Industries, Ltd. 129,230
64,237 Toronto-Dominion Bank 4,639,825
Total 79,708,939
Cayman Islands (1.2%)
20,400 ANTA Sports Products, Ltd. 234,447
73,100 ASM Pacific Technology, Ltd. 736,686
3,515 Baidu.com, Inc. ADR
a
436,457
26,000 Bosideng International Holdings,
Ltd. 12,968
26,000 Chailease Holding Company, Ltd. 206,617
5,000 China Education Group Holdings,
Ltd. 4,261
40,000 China Hongqiao Group, Ltd. 49,769
30,000 China Medical System Holdings,
Ltd. 42,952
42,000 China Meidong Auto Holdings, Ltd. 138,238
140,000 China Overseas Property Holdings,
Ltd. 165,719
4,000 China Resources Land, Ltd. 17,865
60,000 China Yuhua Education
Corporation, Ltd.
b
10,442
2,000 Chlitina Holding, Ltd. 12,539
92,000 Consun Pharmaceutical Group,
Ltd. 53,616
Shares Common Stock (90.9%) Value
Cayman Islands (1.2%) - continued
8,000 Country Garden Services Holdings
Company, Ltd. $ 33,718
110,000 Geely Automobile Holdings, Ltd. 170,081
52,000 Greentown Service Group
Company, Ltd. 51,768
13,331 Hello Group, Inc. ADR 70,921
3,691 HUTCHMED China, Ltd. ADR
a
55,697
28,000 IGG, Inc. 11,532
25,299 JD.com, Inc.
a
788,786
925 JOYY, Inc. ADR 36,602
1,834 Li Auto, Inc. ADR
a
41,137
26,000 Li Ning Company, Ltd. 202,648
52,000 Longfor Group Holdings, Ltd.
b
257,534
37,100 Meituan Dianping
a,b
794,920
32,500 NetDragon Websoft Holdings, Ltd. 64,968
5,454 NetEase, Inc. ADR 519,930
1,579 New Oriental Education &
Technology Group, Inc. ADR
a
19,816
10,558 NIO, Inc. ADR
a
176,319
6,183 Pinduoduo, Inc. ADR
a
266,425
749,500 Shui On Land, Ltd. 106,069
8,000 Sunny Optical Technology (Group)
Company, Ltd. 116,591
2,958 TAL Education Group ADR
a
10,028
62,390 Tencent Holdings, Ltd. 2,940,122
9,733 Tencent Music Entertainment Group
ADR
a
41,365
471 Trip.com Group, Ltd. ADR
a
11,139
22,000 VSTECS Holdings, Ltd. 18,941
277,000 Want Want China Holdings, Ltd. 250,039
5,097 Weibo Corporation ADR
a
117,945
11,000 Wisdom Marine Lines Company,
Ltd. 33,848
25,500 WuXi Biologics (Cayman), Inc.
a,b
188,211
31,500 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
13,853
209,400 Xiaomi Corporation
a,b
318,778
1,778 XPeng, Inc. ADR
a
43,757
58,000 Yadea Group Holdings, Ltd.
b
87,423
30,500 Zhongsheng Group Holdings, Ltd. 201,538
Total 10,185,025
Chile (<0.1%)
1,733 Banco de Credito e Inversiones SA 53,630
1,794 CAP SA 22,251
30,232 Cencosud SA 48,392
2,136 Cia Cervecerias Unidas SA ADR 28,494
617,851 Colbun SA 44,146
30,159 Embotelladora Andina SA 54,818
452 Sociedad Quimica y Minera de
Chile SA ADR 33,358
Total 285,089
China (1.2%)
19,655 Aier Eye Hospital Group Company,
Ltd. 106,082
18,707 Alibaba Group Holding, Ltd. ADR
a
1,816,263
1,700 Asymchem Laboratories (Tianjin)
Company, Ltd. 68,382
151,592 Bank of Beijing Company, Ltd. 104,796
165,100 Bank of China, Ltd., Class A 80,771
1,145,000 Bank of China, Ltd., Class H 449,278
25,600 Bank of Communications
Company, Ltd. 19,666

International Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (90.9%) Value
China (1.2%) - continued
18,000 Beijing North Star Company, Ltd. $ 2,433
2,197 BYD Company, Ltd., Class A 79,951
10,000 BYD Company, Ltd., Class H 291,017
827,000 CGN Power Company, Ltd.
b
232,390
3,900 Changzhou Xingyu Automotive
Lighting Systems 75,261
810,000 China Construction Bank
Corporation 577,043
153,500 China Galaxy Securities Company,
Ltd. 83,492
48,270 China Life Insurance Company,
Ltd. 70,145
21,500 China Merchants Bank Company,
Ltd., Class A 129,592
51,500 China Merchants Bank Company,
Ltd., Class H 310,403
7,900 China National Nuclear Power
Company, Ltd. 8,469
10,500 China Northern Rare Earth High-
Tech Co., Ltd. 49,865
3,000 China Pacific Insurance (Group)
Company, Ltd. 6,651
314 China Petroleum & Chemical
Corporation ADR 15,292
30,000 China Railway Group, Ltd. 21,011
10,000 China Shenhua Energy Company,
Ltd., Class H 31,948
35,500 CITIC Securities Company, Ltd.,
Class A 104,981
40,500 CITIC Securities Company, Ltd.,
Class H 88,984
2,000 Contemporary Amperex
Technology Company, Ltd. 122,268
42,000 COSCO SHIPPING Holdings
Company, Ltd., Class H
a
65,342
10,080 East Money Information Company,
Ltd. 34,372
11,000 Flat Glass Group Company, Ltd. 39,334
12,392 Fuyao Glass Industry Group
Company, Ltd., Class A 66,311
16,800 Fuyao Glass Industry Group
Company, Ltd., Class H
b
68,640
6,200 Ganfeng Lithium Company, Ltd.
b
74,209
60,800 GF Securities Company, Ltd., Class
H 75,991
25,900 Goertek, Inc. 136,275
36,200 Great Wall Motor Company, Ltd.,
Class A 134,765
82,000 Great Wall Motor Company, Ltd.,
Class H 114,835
26,000 Guangzhou Automobile Group
Company, Ltd. 22,045
68,491 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 301,021
500 Haier Smart Home Company, Ltd.,
Class A 1,945
39,600 Haier Smart Home Company, Ltd.,
Class H 139,899
27,100 Haitong Securities Company, Ltd.,
Class A 36,925
141,600 Haitong Securities Company, Ltd.,
Class H 98,890
49,400 Huatai Securities Company, Ltd.,
Class A 99,075
35,000 Huatai Securities Company, Ltd.,
Class H
b
48,105
Shares Common Stock (90.9%) Value
China (1.2%) - continued
23,300 Iflytek Company, Ltd. $ 129,373
349,000 Industrial and Commercial Bank of
China, Ltd., Class H 210,380
36,790 Inner Mongolia Yili Industrial Group
Company, Ltd. 213,833
1,400 Jiangsu Yangnong Chemical
Company, Ltd. 27,731
39,000 Jiangxi Copper Company, Ltd. 61,005
1,802 Kweichow Moutai Company, Ltd. 498,934
242,000 Lenovo Group, Ltd. 234,983
16,200 LONGi Green Energy Technology
Company, Ltd. 164,316
31,200 Luxshare Precision Industry
Company, Ltd. 144,690
8,200 Midea Group Company, Ltd. 70,380
38,640 NARI Technology Company, Ltd. 185,776
2,700 Ningbo Tuopu Group Co., Ltd. 21,104
398,000 People's Insurance Company
(Group) of China, Ltd. 126,784
19,900 Perfect World Company, Ltd. 44,299
4,402 PetroChina Company, Ltd. ADR 208,743
55,668 Ping An Insurance (Group)
Company of China, Ltd., Class H 351,862
14,000 Postal Savings Bank of China
Company, Ltd.
b
10,615
26,100 Shandong Linglong Tyre Company,
Ltd. 69,907
235,000 Shandong Nanshan Aluminum
Company, Ltd. 114,578
10,000 Shanghai Baosight Software
Company, Ltd. 71,649
10,000 Shanghai Fosun Pharmaceutical
(Group) Company, Ltd. 42,781
23,998 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 38,422
7,100 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 9,653
149,400 Shenwan Hongyuan Group
Company, Ltd. 92,097
13,600 Shenzhen Inovance Technology
Company, Ltd. 117,872
160,600 Shenzhen Overseas Chinese Town
Company, Ltd. 146,714
48,300 Sinotrans, Ltd. 27,416
87,000 Tong Ren Tang Technologies
Company, Ltd. 66,213
3,089 Vipshop Holdings, Ltd. ADR
a
23,662
7,000 Weichai Power Company, Ltd.,
Class A 11,760
209,300 Wuchan Zhongda Group Company,
Ltd. 156,012
3,000 Wuhu Sanqi Interactive
Entertainment Network
Technology Group Company,
Ltd. 10,865
9,200 Wuliangye Yibin Company, Ltd. 224,839
2,500 WuXi AppTec Company, Ltd., Class
H
b
34,005
6,300 Yunnan Baiyao Group Company,
Ltd. 72,595
3,800 Zhangzhou Pientzehuang
Pharmaceutical Company, Ltd. 175,110
31,200 Zhejiang Century Huatong Group
Company, Ltd.
a
22,396

International Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (90.9%) Value
China (1.2%) - continued
24,000 Zijin Mining Group Company, Ltd. $ 34,947
Total 10,772,714
Colombia (<0.1%)
1,198 Bancolombia SA 11,750
697 Bancolombia SA ADR 27,023
8,607 Ecopetrol SA ADR 139,691
Total 178,464
Cyprus (<0.1%)
14,703 Atalaya Mining plc 69,793
9,845 Ros Agro plc GDR
c
0
Total 69,793
Czech Republic (0.1%)
7,368 CEZ AS 315,834
7,308 Komercni Banka AS 239,994
39 Philip Morris CR
a
29,424
Total 585,252
Denmark (2.2%)
442 A.P. Moller - Maersk AS, Class B 1,279,249
6,980 ALK-Abello AS
a
152,260
22,553 Carlsberg AS 2,864,981
11,327 Dampskibsselskabet Norden AS 420,862
6,991 DFDS AS 270,738
24,548 DSV AS 4,024,687
5,055 Jyske Bank AS
a
279,512
58,953 Novo Nordisk AS 6,733,982
15,078 Royal Unibrew AS 1,299,590
6,562 Scandinavian Tobacco Group AS
b
136,790
16,168 Sydbank AS 555,740
8,170 Topdanmark AS 459,760
14,959 Tryg AS 355,682
Total 18,833,833
Egypt (<0.1%)
52,691 Commercial International Bank
Egypt SAE GDR 118,291
Total 118,291
Finland (0.5%)
25,993 KONE Oyj 1,249,686
19,711 Metso Outotec Oyj 167,839
24,698 Sampo Oyj 1,199,275
62,318 Stora Enso Oyj 1,226,390
15,198 Tokmanni Group Corporation 197,493
5,572 UPM-Kymmene Oyj 192,749
3,622 Uponor Oyj 63,642
Total 4,297,074
France (7.0%)
44,337 Air Liquide SA 7,670,691
668 Alten SA 89,651
1,333 Amundi SA
b
80,153
109,956 CGG SA
a
126,498
3,917 Cie Generale des Etablissements
Michelin 485,161
38,929 Coface SA 466,693
21,992 Derichebourg 198,464
114,020 Engie SA 1,345,493
4,107 Eramet SA
a
547,390
Shares Common Stock (90.9%) Value
France (7.0%) - continued
17,629 Eutelsat Communications $ 195,919
827 Gaztransport Et Technigaz SA 98,478
1,132 Hermes International 1,395,824
18,481 Ipsos SA 889,697
105,759 Legrand SA 9,456,734
2,767 LNA Sante 102,167
19,078 L'Oreal SA 6,940,783
8,965 LVMH Moet Hennessy Louis Vuitton
SE 5,801,582
6,059 Nexans SA 551,901
8,016 Nexity SA 243,415
19,389 Rexel SA 397,178
12,924 Rubis SCA 343,747
51,610 Sanofi 5,454,928
70,517 Schneider Electric SE 10,117,033
9,864 SCOR SE 278,894
2,261 SPIE SA 53,215
13,167 Television Francaise 1 SA 111,514
144,624 TotalEnergies SE 7,101,485
439 Verallia SA
b
12,068
187 Virbac SA 75,501
Total 60,632,257
Germany (3.8%)
15,192 Allianz SE 3,427,842
11,279 Aurubis AG 1,281,742
3,820 Bayer AG
a
251,628
17,498 Bayerische Motoren Werke AG 1,428,992
326 CANCOM SE 15,742
528 CTS Eventim AG & Company
KGAA
a
36,240
621 Dermapharm Holding SE 35,112
501,907 Deutsche Bank AG
a
5,018,747
10,520 Deutsche Boerse AG 1,831,479
63,132 Deutsche Pfandbriefbank AG
b
794,558
61,452 Deutsche Post AG 2,625,389
337 Drillisch AG 7,102
621 Eckert & Ziegler Strahlen- und
Medizintechnik AG 31,163
12,800 Evonik Industries AG 334,802
3,962 Evotec SE
a
96,469
2,550 Gerresheimer AG 177,129
206 GFT Technologies SE 8,182
7,219 HENSOLDT AG 201,042
786 Hugo Boss AG 44,081
30,000 K+S AG
a
1,007,642
45,554 Klockner & Company SE
a
586,817
880 Krones AG 67,948
22,773 Merck KGaA 4,225,025
6,228 METRO AG
a
54,707
41,131 Porsche Automobil Holding SE 3,392,490
1,827 Rheinmetall AG 411,851
181 Sartorius Aktiengesellschaft 67,862
5,106 Scout24 SE
b
322,947
2,560 Siemens AG 314,766
2,270 Stroeer SE 135,806
8,578 Symrise AG 1,020,736
159,279 TAG Immobilien AG 3,183,268
4,375 Uniper SE 112,458
1,260 Volkswagen AG 273,246
Total 32,825,010

International Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (90.9%) Value
Greece (<0.1%)
117,528 Eurobank Ergasias Services and
Holdings SA
a
$ 121,471
863 GEK Terna Holding Real Estate
Construction SA
a
8,854
7,054 Hellenic Telecommnications
Organization SA 135,705
3,789 JUMBO SA 61,412
1,451 Motor Oil (Hellas) Diilistiria
Korinthou AE 22,955
5,352 Mytilineos SA 99,108
Total 449,505
Guernsey (<0.1%)
61,014 BMO Commercial Property Trust,
Ltd. 90,058
50,541 UK Commercial Property REIT, Ltd. 55,686
Total 145,744
Hong Kong (0.5%)
2,006 Bank of East Asia, Ltd. 2,968
56,000 China Everbright Environment
Group, Ltd. 32,871
286,500 CK Hutchison Holdings, Ltd. 2,010,636
244,960 CSPC Pharmaceutical Group, Ltd. 250,434
90,000 Far East Horizon, Ltd. 73,411
36,000 Galaxy Entertainment Group, Ltd. 205,422
75,778 Hang Lung Group, Ltd. 147,956
39,000 Hysan Development Company, Ltd. 115,057
129,000 Kerry Properties, Ltd. 348,833
70,100 Link REIT 605,509
42,000 Luk Fook Holdings International,
Ltd. 96,134
132,000 United Laboratories International
Holdings 64,690
Total 3,953,921
Hungary (<0.1%)
194 OTP Bank Nyrt
a
5,787
Total 5,787
India (1.3%)
53,284 Ambuja Cements, Ltd. 257,818
18,373 Asian Paints, Ltd. 774,462
1,199 Bajaj Finance, Ltd. 103,356
1,604 Bajaj Finserv, Ltd. 309,136
13,547 Britannia Industries, Ltd. 578,156
1,253 Central Depository Services (India),
Ltd. 22,382
45,033 Cipla, Ltd. 574,761
26,612 Coal India, Ltd. 63,104
1,706 Cyient, Ltd. 19,587
9,657 Dabur India, Ltd. 69,911
329 Divi's Laboratories, Ltd. 19,259
8,311 ICICI Bank, Ltd. ADR 158,241
51,508 Indian Energy Exchange, Ltd.
b
142,800
68,948 Indian Oil Corporation, Ltd. 112,480
60,756 Infosys, Ltd. ADR 1,207,222
28,130 Jubilant FoodWorks, Ltd. 198,648
24,055 Kotak Mahindra Bank, Ltd. 557,839
3,663 Larsen & Toubro Infotech, Ltd.
b
229,296
5,841 Larsen & Toubro, Ltd. 128,371
1,111 Mindtree, Ltd. 50,839
305 Page Industries, Ltd. 180,859
Shares Common Stock (90.9%) Value
India (1.3%) - continued
2,337 Persistent Systems, Ltd. $ 130,982
761 Pidilite Industries, Ltd. 24,055
234,654 Power Grid Corporation of India,
Ltd. 695,364
68,114 Reliance Industries, Ltd. 2,467,937
3,303 SBI Life Insurance Company, Ltd.
b
47,440
3,630 Schaeffler India, Ltd. 108,996
11,635 Tata Consultancy Services, Ltd. 536,238
4,889 Tata Elxsi, Ltd. 489,669
19,518 Tech Mahindra, Ltd. 318,770
13,079 Titan Company, Ltd. 417,332
251 Ultra Tech Cement, Ltd. 21,617
Total 11,016,927
Indonesia (0.2%)
425,500 Astra International Tbk PT 222,171
1,697,000 Bank Central Asia Tbk PT 951,799
376,600 Bank Mandiri Persero Tbk PT 231,246
10,143 Telekomunikasi Indonesia Persero
Tbk PT ADR 322,750
Total 1,727,966
Israel (2.2%)
1,363 Airport City, Ltd.
a
30,344
3,088 Alony-Hetz Properties and
Investments, Ltd. 50,539
4,880 Amot Investments, Ltd. 37,043
390,045 Bank Hapoalim, Ltd. 3,616,189
601,979 Bank Leumi Le-Israel BM 6,317,618
108,698 Bezeq Israel Telecommunication
Corporation, Ltd.
a
172,318
151 Big Shopping Centers, Ltd. 22,819
422 Camtek, Ltd.
a
12,420
20,277 Check Point Software Technologies,
Ltd.
a
2,560,782
1,199 Clal Insurance Enterprises
Holdings, Ltd.
a
26,577
16,902 Enlight Renewable Energy, Ltd.
a
36,262
209 Fattal Holdings 1998, Ltd.
a
30,145
3,833 First International Bank of Israel,
Ltd. 160,957
246 Fox-Wizel, Ltd. 36,169
5,252 Gazit-Globe, Ltd. 49,236
9,695 Harel Insurance Investments &
Financial Services, Ltd. 118,831
67,172 ICL Group, Ltd. 728,434
327 Israel Corporation, Ltd.
a
183,731
475 Melisron, Ltd.
a
38,531
7,774 Mivne Real Estate (KD), Ltd. 29,128
92,502 Mizrahi Tefahot Bank, Ltd. 3,421,618
2,327 Nova, Ltd.
a
223,147
22,297 Phoenix Holdings, Ltd. 280,506
31,337 Plus500, Ltd. 610,223
21,536 Shufersal, Ltd. 181,195
Total 18,974,762
Italy (1.9%)
389,225 A2A SPA 665,015
5,017 Acea SPA 86,061
47,940 Azimut Holding SPA 1,017,571
57,293 Banca Farmafactoring SPA
b
357,257
6,819 Banca IFIS SPA 123,828
547,546 Enel SPA 3,560,642
24,372 Falck Renewables SPA 227,159

International Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (90.9%) Value
Italy (1.9%) - continued
38,439 Finecobank Banca Fineco SPA $ 534,356
116,812 Hera SpA 435,662
80,659 Iren SPA 208,499
126,940 Italgas SPA 821,897
84,833 Leonardo SPA
a
873,051
77,187 Mediobanca SPA 773,636
117,723 Pirelli & C. SPA
b
583,438
32,540 Poste Italiane SPA
b
318,865
95,183 Recordati SPA 4,586,724
4,269 Reply SPA 628,472
68,313 Unipol Gruppo SPA 372,486
Total 16,174,619
Japan (17.1%)
33 Activia Properties, Inc. 105,452
20,100 Advantest Corporation 1,371,787
20,500 Air Water, Inc. 272,095
2,900 AirTrip Corporation 70,676
5,200 Alfresca Holdings Corporation 70,713
69,700 Amada Company, Ltd. 541,218
19,700 Aozora Bank, Ltd. 394,405
20,000 Arcs Company, Ltd. 316,629
255,800 Astellas Pharma, Inc. 3,894,738
3,500 Autobacs Seven Company, Ltd. 36,852
3,500 Avex, Inc. 37,624
31,100 BANDAI NAMCO Holdings, Inc. 2,105,562
1,200 BayCurrent Consulting, Inc. 393,441
7,600 BellSystem24 Holdings, Inc. 87,891
200 Benesse Holdings, Inc. 3,499
8,400 BIPROGY, Inc. 212,226
2,800 BML, Inc. 72,060
700 Canon Marketing Japan, Inc. 15,232
25,700 Chiyoda Company, Ltd. 139,153
79,300 Chugai Pharmaceutical Company,
Ltd. 2,376,238
9,700 Chugoku Electric Power Company,
Inc. 63,889
146,700 Citizen Watch Company, Ltd. 553,662
46,100 Coca-Cola Bottlers Japan, Inc. 516,802
73,300 COMSYS Holdings Corporation 1,521,868
8 CRE Logistics REIT, Inc. 12,234
1,500 Daido Steel Company, Ltd. 42,787
2,200 Daifuku Company, Ltd. 135,275
2,800 Daihen Corporation 80,101
20,800 Daikin Industries, Ltd. 3,178,608
33 Daiwa Office Investment
Corporation 186,822
16,300 Dena Company, Ltd. 236,254
7,400 Dexerials Corporation 162,262
4,400 Doshisha Company, Ltd. 51,829
1,900 DTS Corporation 41,688
4,000 Eagle Industry Company, Ltd. 31,871
1,000 Ebara Corporation 45,927
1,000 EIZO Corporation 26,066
11,400 EXEO Group, Inc. 189,785
4,200 Ezaki Glico Company, Ltd. 120,408
4,400 FANUC Corporation 674,203
10,800 Financial Products Group
Company, Ltd. 66,093
3,300 Fuji Oil Holdings, Inc. 46,833
28,300 Fuji Soft, Inc. 1,508,313
35,300 Fujikura, Ltd. 166,987
1,100 Fuyo General Lease Company, Ltd. 59,515
221 Global One Real Estate Investment
Corporation 189,440
Shares Common Stock (90.9%) Value
Japan (17.1%) - continued
33,000 Gunma Bank, Ltd. $ 94,860
600 Gunze, Ltd. 17,273
35,600 H2O Retailing Corporation 232,870
17,400 Hanwa Company, Ltd. 425,318
16,400 Haseko Corporation 179,695
3,900 Hikari Tsushin, Inc. 456,664
4,800 HIS Company, Ltd.
a
81,841
10,900 Hitachi Zosen Corporation 58,819
10,200 Hokkaido Electric Power Company,
Inc. 37,863
101,500 Honda Motor Company, Ltd. 2,669,811
8,100 Hoya Corporation 803,861
7,600 Hulic Company, Ltd. 64,170
2,800 IDOM, Inc. 14,030
25,000 Iida Group Holdings Company, Ltd. 397,616
54,500 Inaba Denki Sangyo Company, Ltd. 1,068,878
184 Industrial & Infrastructure Fund
Investment Corporation 264,019
31,600 ITOCHU Techno-Solutions
Corporation 739,940
4,000 Izumi Company, Ltd. 86,934
94,500 J. Front Retailing Company, Ltd. 708,148
49 Japan Excellent, Inc. 48,078
5,600 Japan Petroleum Exploration
Company, Ltd. 111,630
365,300 Japan Post Holdings Company,
Ltd. 2,561,432
124 Japan Prime Realty Investment
Corporation 376,186
1,300 Japan Steel Works, Ltd. 36,588
94,400 Japan Tobacco, Inc. 1,605,914
80,500 JFE Holdings, Inc. 984,415
36,900 Kamigumi Company, Ltd. 626,522
6,000 Kaneka Corporation 160,545
26,900 Kanematsu Corporation 278,015
1,300 Kanematsu Electronics, Ltd. 38,845
59,971 Kao Corporation 2,403,546
400 Kawasaki Kisen Kaisha, Ltd. 20,913
3,600 KDDI Corporation 119,213
42 Kenedix Office Investment
Corporation 219,522
252 Kenedix Retail REIT Corporation 530,520
12,700 Keyence Corporation 5,105,454
65,500 Kinden Corporation 776,145
4,200 Komatsu, Ltd. 94,527
8,200 KOMEDA Holdings Company, Ltd. 141,261
4,300 Kumagai Gumi Company, Ltd. 89,736
1,000 KYB Company, Ltd. 22,635
54,300 Kyoei Steel, Ltd. 557,116
4,000 Kyokuto Kaihatsu Kogyo Company,
Ltd. 40,327
25,800 Kyushu Electric Power Company,
Inc. 161,931
6,100 Life Corporation 139,153
6,200 Lintec Corporation 115,491
22,200 M3, Inc. 708,934
8,100 Macnica Fuji Electronics Holdings,
Inc. 167,936
7,600 Makino Milling Machine Company,
Ltd. 234,182
1,100 Mandom Corporation 10,937
1,600 Mani, Inc. 18,272
3,500 Matsuda Sangyo Company, Ltd. 61,459
15,600 Maxell, Ltd. 139,101

International Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (90.9%) Value
Japan (17.1%) - continued
24,700 McDonald's Holdings Company
(Japan), Ltd. $ 979,919
2,000 MegaChips Corporation 51,238
9,800 Ministop Company, Ltd. 105,536
6,300 MIRAIT Holdings Corporation 88,286
80,400 Mitsubishi Corporation 2,699,472
165,000 Mitsubishi Electric Corporation 1,728,258
38,500 Mitsubishi Gas Chemical Company,
Inc. 562,214
560,300 Mitsubishi HC Capital, Inc. 2,521,054
12,500 Mitsubishi Logistics Corporation 288,094
3,900 Mitsubishi Research Institute, Inc. 117,419
23,500 Mitsuboshi Belting, Ltd. 359,964
2,700 Mitsui & Company, Ltd. 65,383
17,800 Mitsui Mining and Smelting
Company, Ltd. 450,085
7,300 Mitsui O.S.K. Lines, Ltd. 170,901
8 Mori Trust Sogo REIT, Inc. 8,711
32,700 Murata Manufacturing Company,
Ltd. 1,949,165
4,200 Nachi-Fujikoshi Corporation 122,151
2,600 Nagoya Railroad Company, Ltd. 41,759
36,600 NEC Networks & System Integration
Corporation 519,692
6,800 Net One Systems Company, Ltd. 162,267
13,800 NGK Spark Plug Company, Ltd. 211,764
19,000 NHK Spring Company, Ltd. 122,720
5,300 NICHIAS Corporation 95,185
35,400 Nidec Corporation 2,288,578
12,300 Nikkon Holdings Company, Ltd. 186,296
10,300 Nintendo Company, Ltd. 4,700,824
4,900 Nippon Gas Company, Ltd. 69,533
6,510 Nippon Light Metal Holdings
Company, Ltd. 83,409
177 Nippon REIT Investment
Corporation 507,352
7,400 Nippon Shokubai Company, Ltd. 297,712
64,500 Nippon Steel Corporation 1,024,169
1,200 Nippon Steel Trading Corporation 48,837
118,100 Nippon Suisan Kaisha, Ltd. 521,449
37,000 Nippon Telegraph and Telephone
Corporation 1,090,366
4,000 Nippon Yusen Kabushiki Kaisha 288,576
700 Nissan Chemical Corporation 36,976
76,978 Nissan Motor Company, Ltd.
a
308,185
3,000 Nisshin Oillio Group, Ltd. 67,894
19,900 Nitori Holdings Company, Ltd. 2,047,299
29,300 Nitto Kogyo Corporation 344,984
1,200 NOF Corporation 45,041
13,900 NOK Corporation 118,265
5,300 NS Solutions Corporation 158,117
17,400 NS United Kaiun Kaisha, Ltd. 478,202
9,400 Okamura Corporation 86,386
5,500 Okuma Corporation 196,578
1,700 Okumura Corporation 40,132
11 One REIT, Inc. 23,350
60,800 Ono Pharmaceutical Company, Ltd. 1,561,986
33,100 Oracle Corporation Japan 2,127,052
113,500 Orient Corporation 108,948
7,400 Oriental Land Company, Ltd. 1,119,399
101,700 ORIX Corporation 1,854,903
56,400 Pan Pacific International Holdings
Company 863,674
7,600 Paramount Bed Holdings
Company, Ltd. 126,578
Shares Common Stock (90.9%) Value
Japan (17.1%) - continued
13,200 Penta-Ocean Construction
Company, Ltd. $ 64,587
17,200 PLENUS Company, Ltd. 252,650
900 Prima Meat Packers, Ltd. 14,758
16,116 Recruit Holdings Company, Ltd. 584,714
188,200 Renesas Electronics Corporation
a
2,009,594
299,900 Resona Holdings, Inc. 1,304,094
25,000 Resorttrust, Inc. 420,588
300 Rohto Pharmaceutical Company,
Ltd. 8,011
14,000 Ryoyo Electro Corporation
d
219,667
2,700 S Foods, Inc. 62,815
35,900 Sangetsu Company, Ltd. 430,084
7,700 Sankyo Company, Ltd. 221,567
8,700 Sankyu, Inc. 265,254
7,400 Sato Holdings Corporation 101,751
18,500 Sawai Group Holdings Company,
Ltd. 620,576
10,000 SCREEN Holdings Company, Ltd. 817,293
61,300 Secom Company, Ltd. 4,312,730
36,800 Seino Holdings Company, Ltd. 300,618
17 Sekisui House REIT, Inc. 9,948
27,500 Senko Group Holdings Company,
Ltd. 185,980
19,500 Shikoku Electric Power Company 112,116
28,700 Shin-Etsu Chemical Company, Ltd. 3,944,370
33,100 Shionogi & Company, Ltd. 1,841,218
100 Shochiku Company, Ltd.
a
10,206
11,300 Showa Denko KK 219,880
108,000 SKY Perfect JSAT Holdings, Inc. 349,856
1,800 SMC Corporation 871,597
9,000 Sodick Company, Ltd. 50,359
75,700 SoftBank Corporation 880,986
80,400 SoftBank Group Corporation 3,306,872
3,700 Sojitz Corporation 56,419
69,400 Sony Group Corporation 5,989,295
27 SOSiLA Logistics REIT, Inc. 32,820
357 Star Asia Investment Corporation
REIT 163,404
1,900 Star Micronics Company, Ltd. 21,298
2,600 Starts Corporation, Inc. 48,189
5,300 Sumco Corporation 76,329
179,500 Sumitomo Corporation 2,840,344
48,600 Sumitomo Forestry Company, Ltd. 743,524
4,100 Sumitomo Heavy Industries, Ltd. 86,762
125,600 Sumitomo Mitsui Financial Group,
Inc. 3,794,872
85,800 Sumitomo Mitsui Trust Holdings,
Inc. 2,663,019
9,600 Sumitomo Warehouse Company,
Ltd. 161,104
2,700 Sundrug Company, Ltd. 62,862
2,700 Suzuken Company, Ltd. 79,697
4,700 Taikisha, Ltd. 115,975
23,200 Taiyo Holdings Company, Ltd. 553,487
2,200 Takara Holdings, Inc. 18,530
213 Takara Leben Real Estate
Investment Corporation 198,517
5,500 Takara Standard Company, Ltd. 54,949
27,500 Takashimaya Company, Ltd. 250,834
16,100 Takeda Pharmaceutical Company,
Ltd. 467,166
18,900 Terumo Corporation 562,561
53,400 Toagosei Company, Ltd. 438,646
26,600 Toho Gas Company, Ltd. 624,011

International Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (90.9%) Value
Japan (17.1%) - continued
12,100 Tohoku Electric Power Company,
Inc. $ 67,307
2,700 Tokyo Century Corporation 83,166
9,400 Tokyo Electron, Ltd. 3,966,299
18,500 Tokyo Seimitsu Company, Ltd. 636,416
15,800 Tokyo Tatemono Company, Ltd. 222,763
15,000 Tokyotokeiba Company, Ltd. 510,425
11,900 Tokyu Fudosan Holdings
Corporation 61,924
35,100 Toyo Seikan Group Holdings, Ltd. 379,655
6,500 Toyo Tanso Company, Ltd. 141,243
354,300 Toyota Motor Corporation 6,070,474
27,400 Tsubakimoto Chain Company 625,667
4,900 TSURUHA Holdings, Inc. 250,429
98,300 TV Asahi Holdings Corporation 1,122,819
3,400 UACJ Corporation 56,882
3,500 ULVAC, Inc. 137,147
130 United Urban Investment
Corporation 142,238
24,300 Ushio, Inc. 315,064
7,300 Yellow Hat, Ltd. 91,192
13,300 Yuasa Trading Company, Ltd. 296,743
581,500 Z Holdings Corporation 2,282,875
Total 147,138,472
Jersey (0.1%)
51,101 Breedon Group plc 50,549
284,643 Man Group plc 829,600
Total 880,149
Kuwait (0.1%)
6,288 Boubyan Bank KSCP 20,193
37,203 Gulf Bank KSCP 41,337
11,853 HumanSoft Holding Company
KSCP 130,020
77,076 Kuwait Finance House KSCP 247,413
51,252 Kuwait International Bank KSCP 40,528
2,050 Kuwait International Bank KSCP,
Bonus Shares
a,c
1,605
36,678 Mobile Telecommunications
Company KSCP 81,554
52,143 National Bank of Kuwait KSC 178,712
182,886 National Industries Group Holding 187,531
Total 928,893
Luxembourg (0.6%)
12,571 Allegro.eu SA
a,b
64,659
13,636 Aperam SA 526,317
70,110 ArcelorMittal SA 2,044,251
380,714 B&M European Value Retail SA 2,332,669
Total 4,967,896
Malaysia (0.1%)
4,000 AEON Credit Service (M) Berhad 14,609
8,500 Alliance Bank Malaysia Berhad 7,356
61,300 Hong Leong Bank Berhad 294,196
82,600 Mah Sing Group Berhad 12,962
23,900 Malayan Banking Berhad 49,708
198,100 PETRONAS Chemicals Group
Berhad 465,047
16,800 Press Metal Aluminium Holdings
Berhad 23,031
51,636 Sports Toto BHD 22,829
Shares Common Stock (90.9%) Value
Malaysia (0.1%) - continued
25,600 TIME dotCom Berhad $ 26,167
Total 915,905
Marshall Islands (<0.1%)
16,963 Atlas Corporation
d
209,663
Total 209,663
Mauritius (<0.1%)
391,500 Golden Agri-Resources, Ltd. 91,469
Total 91,469
Mexico (0.2%)
11,594 America Movil SAB de CV ADR 225,271
33,100 Arca Continental SAB de CV 210,329
50,600 Banco del Bajio SA
b
124,476
908 Fomento Economico Mexicano SAB
de CV ADR 67,864
35,200 Gentera, SAB de CV
a
27,461
10,730 Grupo Financiero Banorte SAB de
CV ADR 70,722
48,900 Grupo Mexico, SAB de CV 229,062
49,600 Megacable Holdings SAB de CV 140,975
17,670 Promotora y Operadora de
Infraestructura, SAB de CV 129,443
25,400 Qualitas Controladora SAB de CV 136,917
21,300 Wal-Mart de Mexico, SAB de CV 75,497
Total 1,438,017
Netherlands (4.9%)
42,451 Aalberts NV 2,062,796
94,847 Airbus SE 10,383,106
3,020 AMG Advanced Metallurgical
Group NV 118,088
1,134 Arcadis NV 47,315
18,353 ASML Holding NV 10,416,059
13,247 ASR Nederland NV 602,060
40,155 BAM Group
a
111,143
1,327 BE Semiconductor Industries NV 80,892
35,221 Euronext NV
b
2,821,989
14,319 Ferrari NV 3,014,940
37,519 ForFarmers BV 115,106
4,779 Fugro NV
a
58,545
32,514 Koninklijke DSM NV 5,465,929
22,412 OCI NV
a
849,249
49,083 QIAGEN NV
a
2,263,570
1,115 RHI Magnesita NV 33,172
14,962 Signify NV
b
633,008
21,087 Stellantis NV 283,108
583 TKH Group NV 28,590
52,156 Unilever plc 2,420,778
2,061 Van Lanschot Kempen NV 53,671
Total 41,863,114
New Zealand (0.1%)
87,349 Contact Energy, Ltd. 458,897
3,603 Fisher & Paykel Healthcare
Corporation, Ltd. 49,513
97,809 Fletcher Building, Ltd. 389,623
4,043 Spark New Zealand, Ltd. 12,787
Total 910,820

International Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (90.9%) Value
Norway (2.2%)
156,806 Aker Solutions ASA $ 541,820
17,556 Austevoll Seafood ASA 278,352
352,393 DNB Bank ASA
d
6,828,431
184,249 Equinor ASA 6,227,539
48,600 Europris ASA
b
246,950
11,809 Grieg Seafood ASA
a
175,930
13,108 Kongsberg Gruppen ASA 563,022
42,188 Leroy Seafood Group ASA 395,947
14,698 Mowi ASA 415,175
250,443 MPC Container Ships ASA 745,439
3,451 Nordic Semiconductor ASA
a
68,610
228,669 Norsk Hydro ASA 1,920,254
800 SalMar ASA 65,464
2,643 Selvaag Bolig ASA 12,582
10,670 Veidekke ASA 138,162
38,708 Wallenius Wilhelmsen ASA 242,962
2,893 Yara International ASA 147,104
Total 19,013,743
Philippines (<0.1%)
280 Globe Telecom, Inc. 12,173
5,810 International Container Terminal
Services, Inc. 23,856
Total 36,029
Poland (<0.1%)
14,286 Asseco Poland SA 251,262
247 Bank Handlowy w Warszawie SA 3,328
48,083 Bank Millennium SA
a
54,472
12,827 Cyfrowy Polsat SA 70,097
980 Jastrzebska Spolka Weglowa SA
a
14,845
62 mBank SA
a
4,150
Total 398,154
Portugal (0.3%)
195,427 Galp Energia SGPS SA 2,378,675
48,372 Redes Energeticas Nacionais
SGPS SA 147,477
284,569 Sonae SGPS SA 307,219
Total 2,833,371
Russian Federation (<0.1%)
89,225 Gazprom PJSC ADR
c
9
3,228 Lukoil ADR
c
0
3,189 Mechel PJSC ADR
a,c
0
7,840 MMC Norilsk Nickel PJSC ADR
c
1
234 Novatek PJSC GDR
c,e
0
90 PAO Transneft
c
0
723 Polyus PJSC GDR
c
0
174,130 Sberbank of Russia PJSC
c
0
9,280 Sovcomflot OAO
c
0
404,300 Surgutneftegas PJSC
c
1
35,587 Surgutneftegas PJSC ADR
c
4
Total 15
Saudi Arabia (0.5%)
23,075 Al Rajhi Bank 1,080,974
12,384 Arriyadh Development Company 100,171
3,457 Bank Albilad
a
47,374
2,004 Banque Saudi Fransi 28,794
1,081 Dr. Sulaiman Al Habib Medical
Services Group Company 57,376
3,283 Eastern Province Cement Company 42,188
Shares Common Stock (90.9%) Value
Saudi Arabia (0.5%) - continued
3,410 Jarir Marketing Company $ 174,134
857 Mouwasat Medical Services
Company 54,749
41,036 National Commercial Bank 860,108
6,810 National Industrialization Company
a
36,704
512 Qassim Cement Company 10,975
58,934 Riyad Bank 638,673
9,323 Saudi Arabian Mining Company
a
339,512
6,402 Saudi Basic Industries Corporation 221,776
1,026 Saudi Research and Marketing
Group
a
71,653
5,807 Saudi Telecom Company 178,569
Total 3,943,730
Singapore (1.2%)
1,425 China Yuchai International, Ltd. 15,062
378,600 DBS Group Holdings, Ltd. 9,185,075
270,100 First Resources, Ltd. 411,955
77,000 Fortune Real Estate Investment
Trust 67,277
1,164 Kenon Holdings, Ltd. 66,479
40,400 Oversea-Chinese Banking
Corporation, Ltd. 358,695
12,500 Parkway Life REIT 43,556
66,900 Wing Tai Holdings, Ltd. 83,966
14,800 Yangzijiang Financial Holding Pte.,
Ltd.
a
5,832
24,800 Yangzijiang Shipbuilding Holdings,
Ltd. 16,180
285,700 Yanlord Land Group, Ltd. 250,319
Total 10,504,396
South Africa (0.3%)
27,422 AECI, Ltd. 176,817
1,367 African Rainbow Minerals, Ltd. 22,669
1,168 Anglo American Platinum, Ltd. 129,775
4,591 AngloGold Ashanti, Ltd. ADR 93,748
2,334 Aspen Pharmacare Holdings, Ltd. 25,144
10,094 Barloworld, Ltd. 73,287
62 Capitec Bank Holdings, Ltd. 8,654
2,489 Clicks Group, Ltd. 48,987
27,986 DataTec, Ltd. 69,450
62,344 FirstRand, Ltd. 268,496
10,378 Gold Fields, Ltd. ADR 139,377
3,255 Impala Platinum Holdings, Ltd. 42,105
37,055 Investec plc 218,250
14,024 Investec, Ltd. 85,454
1,845 Kumba Iron Ore, Ltd. 61,251
15,474 Massmart Holdings, Ltd.
a
40,957
77,912 Momentum Metropolitan Holdings 82,785
9,387 Motus Holdings, Ltd. 67,613
27,990 MTN Group, Ltd. 296,862
1,458 Naspers, Ltd. 147,048
27,872 Ninety One, Ltd. 89,392
21,194 Pepkor Holdings, Ltd.
b
28,746
18,929 Resilient REIT, Ltd. 69,471
43,352 Sanlam, Ltd. 179,587
8,018 Sasol, Ltd.
a
196,416
9,283 Shoprite Holdings, Ltd. 134,084
8,731 Sibanye Stillwater, Ltd. 30,206
4,020 Spar Group, Ltd. 42,121
6,778 Standard Bank Group 71,830

International Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (90.9%) Value
South Africa (0.3%) - continued
4,762 Super Group, Ltd. $ 8,076
Total 2,948,658
South Korea (0.8%)
42 Celltrion Pharm, Inc.
a
3,052
2,013 Cheil Worldwide, Inc. 40,189
2,136 Chong Kun Dang Pharmaceutical
Corporation 166,893
255 Chongkundang Holdings
Corporation 14,002
496 DB HiTek Company, Ltd. 26,014
782 DongKook Pharmaceutical
Company, Ltd. 13,876
3,684 Green Cross Holdings Corporation 64,046
1,950 GS Holdings Corporation 67,360
1,590 Huons Global Company, Ltd. 35,522
130 Hyundai Glovis Company, Ltd. 21,299
13,949 JB Financial Group Corporation,
Ltd. 98,667
4,360 JYP Entertainment Corporation 202,269
296 Kakao Corporation 20,677
25,934 Kangwon Land, Inc.
a
544,991
233 KCC Corporation 62,121
9,547 Kia Corporation 626,190
481 Korea Zinc Company, Ltd. 219,595
707 Korean Reinsurance Company 5,409
8,053 KT&G Corporation 528,831
2,786 Lotte Shopping Company, Ltd. 206,376
2,552 LS Electric Company, Ltd. 95,847
3,401 LX Semicon Company, Ltd. 350,912
1,582 Meritz Financial Group, Inc. 47,389
36,385 Meritz Securities Company, Ltd. 188,100
2,289 NHN Corporation
a
63,182
3,655 NKMAX Company, Ltd.
a
60,098
865 Osstem Implant Company, Ltd. 77,478
1,671 Pearl Abyss Corporation
a
88,989
3,861 PharmaResearch Company, Ltd. 281,808
1,990 PI Advanced Materials Company,
Ltd. 74,994
696 Samsung Biologics Company,
Ltd.
a,b
459,074
40,419 Samsung Electronics Company,
Ltd. 2,154,073
543 Samsung Securities Corporation,
Ltd. 16,959
846 Seegene, Inc. 26,826
410 SK Hynix, Inc. 35,928
1,330 SM Entertainment Company, Ltd. 70,913
2,961 S-Oil Corporation 242,263
29 Taekwang Industrial Corporation,
Ltd. 23,323
Total 7,325,535
Spain (1.3%)
980,923 Banco Santander SA
d
2,866,608
97,272 Bankinter SA 572,435
227,624 CaixaBank SA 734,748
15,150 CIA De Distribucion Integral 279,146
10,491 Faes Farma SA 43,938
61,990 Industria de Diseno Textil SA
d
1,299,764
4,614 Laboratorios Farmaceuticos ROVI,
SA 315,050
4,443 Let's GOWEX SA
a,c,f
0
Shares Common Stock (90.9%) Value
Spain (1.3%) - continued
215,911 Mediaset Espana Comunicacion
SA
a
$ 966,198
27,218 Merlin Properties Socimi SA 295,688
778,885 Telefonica SA 3,789,006
2,371 Viscofan SA 130,890
Total 11,293,471
Sweden (2.2%)
14,607 AB Industrivarden, Class A 374,269
100,800 AB Industrivarden, Class C 2,538,091
3,347 Addtech AB 59,042
57,842 Arjo AB 435,901
98,426 Assa Abloy AB 2,487,436
47,777 Atlas Copco AB, Class A 2,166,060
18,038 Atlas Copco AB, Class B 713,904
43,101 Betsson AB 264,766
17,508 Biotage AB 362,679
6,150 Boliden AB 266,671
12,922 Bonava AB 62,730
11,105 Bravida Holding AB
a,b
113,844
3,685 Getinge AB 106,599
142,071 Granges AB 1,166,811
157,957 Hexpol AB
d
1,356,245
11,042 Holmen AB 638,214
6,665 Indutrade AB 157,213
3,900 Intrum AB 94,275
45,074 Investor AB, Class B 867,355
21,494 Inwido AB 296,743
3,483 L E Lundbergforetagen AB 162,887
7,404 Lindab International AB 172,689
7,785 Mekonomen Aktiebolag
a
89,719
4,495 MIPS AB 319,233
24,480 NCC AB 303,315
12,978 New Wave Group AB 226,603
11,990 Saab AB 507,164
10,339 Sandvik AB 195,700
23,445 SSAB AB, Class A 148,902
256,774 SSAB AB, Class B
d
1,509,992
8,950 Svolder AB 52,441
916 Swedbank AB 14,490
9,528 Thule Group AB
b
330,499
8,299 Trelleborg AB 182,027
Total 18,744,509
Switzerland (7.5%)
182 ALSO Holding AG 41,156
18,029 Baloise Holding AG 3,135,982
616 Bucher Industries AG 222,090
811 Comet Holding AG 175,317
13,975 Compagnie Financiere Richemont
SA 1,623,765
3,833 DKSH Holding AG 329,120
6,324 Ferguson plc 793,341
5,019 Galenica AG
b
369,587
663 Geberit AG 378,092
700,853 Glencore Xstrata plc 4,318,424
3,981 Huber+Suhner AG 349,146
130 Lindt & Spruengli AG 1,457,949
118,370 Nestle SA 15,280,868
171,717 Novartis AG 15,174,514
40,094 PSP Swiss Property AG 5,053,125
3,773 Roche Holding AG, Participation
Certificates 1,399,081
266 Siegfried Holding AG 192,834

International Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (90.9%) Value
Switzerland (7.5%) - continued
17,389 Sika AG $ 5,311,614
5,239 Sonova Holding AG 1,889,320
6,014 Swiss Life Holding AG 3,516,479
1,025 Swissquote Group Holding SA 166,592
9,509 Tecan Group AG 2,857,623
201 u-blox Holding AG
a
16,698
735 Valiant Holding AG 73,417
925 Vontobel Holding AG 67,652
2,012 Zehnder Group AG 157,329
Total 64,351,115
Taiwan (1.4%)
215,000 Capital Securities Corporation 113,444
13,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 35,686
3,000 Chicony Power Technology
Company, Ltd. 7,075
24,000 China Steel Chemical Corporation 92,433
11,000 CTCI Corporation 17,319
7,000 Eclat Textile Company, Ltd. 114,860
67,000 Feng Hsin Iron & Steel Company,
Ltd. 188,646
63,000 First Financial Holding Company,
Ltd. 59,165
70,000 Formosa Plastics Corporation 248,853
253,585 Fubon Financial Holding Company,
Ltd. 636,731
31,000 Holtek Semiconductor, Inc. 96,260
8,000 Hotai Motor Company, Ltd. 156,008
6,000 International Games System
Company, Ltd. 147,313
97,000 King Yuan Electronics Company,
Ltd. 131,351
1,000 Lotes Company, Ltd. 24,456
22,602 Makalot Industrial Company, Ltd. 139,038
1,000 MediaTek, Inc. 27,568
3,000 Momo.com, Inc. 79,191
490,000 Nan Ya Plastics Corporation 1,431,575
38,000 Novatek Microelectronics
Corporation 502,686
47,000 Realtek Semiconductor Corporation 637,767
57,758 Sigurd Microelectronics
Corporation 109,459
5,000 Simplo Technology Company, Ltd. 49,134
1,000 Sinbon Electronics Company, Ltd. 8,784
25,000 Systex Corporation 68,346
12,000 Taiwan Cogeneration Corporation 15,538
307,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 5,562,588
62,000 Topco Scientific Company, Ltd. 349,069
11,000 TSRC Corporation 11,897
8,000 United Integrated Services
Company, Ltd. 48,382
231,000 United Microelectronics
Corporation 366,964
27,000 Vanguard International
Semiconductor Corporation 95,000
9,000 Voltronic Power Technology
Corporation 393,758
Total 11,966,344
Thailand (0.2%)
17,300 Advanced Info Service Public
Company, Ltd. NVDR 108,162
Shares Common Stock (90.9%) Value
Thailand (0.2%) - continued
470,600 AP (Thailand) Public Company, Ltd.
NVDR $ 161,429
234,000 BTS Group Holdings Public
Company, Ltd. NVDR 61,184
29,100 Com7 Public Company, Ltd. NVDR 35,156
35,700 Com7 Public Company, Ltd. NVDR,
Bonus Shares
a,c
43,130
1,500 Electricity Generating Public
Company, Ltd. NVDR 7,257
28,800 Kiatnakin Phatra Bank Public
Company, Ltd. NVDR 60,306
2,051,800 Land and Houses Public Company,
Ltd. NVDR 570,230
8,400 PTT Exploration and Production
Public Company, Ltd. NVDR 36,754
12,400 Thanachart Capital Public
Company, Ltd. NVDR 14,492
145,300 TISCO Financial Group Public
Company, Ltd. 383,277
Total 1,481,377
Turkey (<0.1%)
527,067 Dogan Sirketler Grubu Holding AS 122,413
1,201,439 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 214,642
22,840 Eregli Demir ve Celik Fabrikalari
TAS 51,623
Total 388,678
United Kingdom (10.1%)
47,181 AstraZeneca plc 6,295,893
680,584 Auto Trader Group plc
b
5,371,281
49,703 Avacta Group plc
a,d
76,311
79,736 Babcock International Group plc
a
304,429
32,336 Balfour Beatty plc 97,969
1,935 Bank of Georgia Group plc 29,879
1,538,340 Barclays plc 2,827,690
68,209 Barratt Developments plc 417,306
14,664 Bellway plc 445,379
899,717 BP plc 4,343,651
116,896 British American Tobacco plc 4,899,386
8,661 Britvic plc 93,334
12,947 Capital & Counties Properties plc 26,751
18,515 Capricorn Energy plc
a
47,621
2,074 Carnival plc ADR
a
32,748
32,076 Central Asia Metals plc 107,470
421,897 Centrica plc
a
418,012
1,647 Clarkson plc 75,832
8,859 Computacenter plc 297,660
19,313 Crest Nicholson Holdings plc 60,768
13,279 Croda International plc 1,289,744
16,009 Dechra Pharmaceuticals plc 725,454
162,448 Diageo plc 8,104,344
38,961 Drax Group plc 393,728
810 Electrocomponents plc 10,572
52,744 Evraz plc
c
7
2,261 Fevertree Drinks plc 51,268
18,249 Greggs plc 532,432
54,466 Halfords Group plc 155,057
250,191 Halma plc 7,679,751
22,464 Harbour Energy plc 140,872
47,785 Howden Joinery Group plc 452,406
957,355 HSBC Holdings plc 5,982,636
62,780 IG Group Holdings plc 641,616

International Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (90.9%) Value
United Kingdom (10.1%) - continued
17,611 IMI plc $ 296,476
70,000 Inchcape plc 626,337
23,301 Indivior plc
a
91,767
61,252 InterContinental Hotels Group plc 3,910,313
523,754 ITV plc 483,663
52,912 LondonMetric Property plc 178,836
179,539 Moneysupermarket.com Group plc 393,309
2,883 Morgan Advanced Materials plc 10,110
6,474 Morgan Sindall Group plc 174,554
120,947 Natwest Group plc 324,475
2,936 Next plc 219,909
3,983 OSB Group plc 27,803
122,291 PageGroup plc 748,284
58,793 Paragon Banking Group plc 363,591
57,100 Pennon Group plc 793,476
3,378 Pets at Home Group plc 13,112
6,598 QinetiQ Group plc 27,993
26,118 Reach plc 53,401
53,410 Redde Northgate plc 264,213
2,296 Redrow plc 15,051
158,229 RELX plc 4,713,720
395 Renishaw plc 20,875
4,735 Rightmove plc 36,398
11,620 Rio Tinto plc 821,025
48,154 Royal Mail plc 206,402
10,321 Safestore Holdings plc 162,368
2,509 Savills plc 33,752
24,467 Serica Energy plc 107,491
536,404 Shell plc 14,400,250
14,750 Spectris plc 539,465
12,306 Spirax-Sarco Engineering plc 1,856,921
35,315 Spirent Communications plc 102,109
207,424 Standard Chartered plc 1,418,018
7,355 SThree plc 33,906
34,403 Tate & Lyle plc 334,384
14,367 Travis Perkins plc 219,132
277,286 Tritax Big Box REIT plc 846,463
870 Vesuvius plc 3,538
5,902 Warehouse REIT plc 11,904
Total 87,314,051
United States (<0.1%)
771 Yum China Holding, Inc. 32,228
Total 32,228
Virgin Islands, British (<0.1%)
2,348 VK Company, Ltd. GDR
a,c
0
Total 0
Total Common Stock
(cost $780,052,646) 783,512,953
Shares
Collateral Held for Securities
Loaned ( 1.6% )
13,586,428 Thrivent Cash Management Trust 13,586,428
Total Collateral Held for
Securities Loaned
(cost $13,586,428) 13,586,428
Shares Preferred Stock ( 0.4% )
Germany (0.4%)
1,284 Bayerische Motoren Werke AG 94,591
Shares Preferred Stock (0.4%) Value
Germany (0.4%) - continued
23,077 Volkswagen AG $ 3,573,861
Total 3,668,452
Total Preferred Stock
(cost $5,048,621) 3,668,452
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (0.1%)
Petroleos de Venezuela SA
$ 5,360,000 6.000%,  10/28/2022
g
246,560
3,250,000 6.000%,  5/16/2024
g
209,625
637,000 6.000%,  11/15/2026
g
41,087
680,000 5.375%,  4/12/2027
g
43,860
70,000 5.500%,  4/12/2037
g
4,287
Total 545,419
Total Long-Term Fixed Income
(cost $3,822,422) 545,419
Shares or
Principal
Amount Short-Term Investments ( 7.8% )
Federal Home Loan Bank Discount
Notes
500,000 0.250%,  5/18/2022
h
499,894
400,000 0.330%,  5/24/2022
h,i
399,883
2,700,000 0.380%,  6/3/2022
h,i
2,698,273
300,000 0.500%,  6/24/2022
h,i
299,683
300,000 0.693%,  7/6/2022
h,i
299,515
100,000 0.695%,  7/8/2022
h,i
99,834
300,000 0.580%,  7/19/2022
h,i
299,418
Thrivent Core Short-Term Reserve
Fund
6,264,582 0.830% 62,645,824
Total Short-Term Investments
(cost $67,176,593) 67,242,324
Total Investments (cost
$869,686,710) 100.8% $868,555,576
Other Assets and Liabilities,
Net (0.8%) (7,121,410)
Total Net Assets 100.0% $861,434,166
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $16,006,484 or 1.9% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e Pursuant to sanctions related to the Russian invasion
of Ukraine which restricts the ability of Russia to make
payments on its dollar-denominated sovereign debt and
equity, subsequent to year-end existing accruals on these
securities have been reserved and income is currently not
being accrued.
f In bankruptcy.  Income is being accrued per the bankruptcy agreement terms.
g Defaulted security.  Interest is not being accrued.
h The interest rate shown reflects the yield.

International Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Fund as of April 29, 2022:
Securities Lending Transactions
Common Stock $ 12,739,198
Total lending $12,739,198
Gross amount payable upon return of
collateral for securities loaned $13,586,428
Net amounts due to counterparty $847,230
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $66,308,083
Gross unrealized depreciation (77,590,981)
Net unrealized appreciation (depreciation) ($11,282,898)
Cost for federal income tax purposes $879,262,402
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 43,725,600 1,081,731 42,643,869 0
Consumer Discretionary 85,383,831 2,473,522 82,867,179 43,130
Consumer Staples^ 60,678,314 138,104 60,540,210 0
Energy^ 56,662,823 767,257 55,895,552 14
Financials^ 145,520,629 439,936 145,079,088 1,605
Health Care 86,589,745 55,697 86,534,048 –
Industrials 123,217,836 258,083 122,959,753 –
Information Technology 75,665,776 5,070,295 70,595,481 –
Materials^ 72,538,909 884,300 71,654,601 8
Real Estate 20,669,080 – 20,669,057 23
Utilities 12,860,410 220,564 12,639,846 –
Preferred Stock
Consumer Discretionary 3,668,452 – 3,668,452 –
Long-Term Fixed Income
Energy 545,419 – 545,419 –
Short-Term Investments 4,596,500 – 4,596,500 –
Subtotal Investments in Securities $792,323,324 $11,389,489 $780,889,055 $44,780
Other Investments  * Total
Affiliated Short-Term Investments 62,645,824
Collateral Held for Securities Loaned 13,586,428
Subtotal Other Investments $76,232,252
Total Investments at Value $868,555,576
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 576,072 576,072 – –
Total Liability Derivatives $576,072 $576,072 $– $–

International Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Fund's futures contracts held as of April 29, 2022. Investments and/or cash totaling
$4,604,409 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 708 June 2022 $ 71,237,682 ( $ 558,042)
ICE US mini MSCI Emerging Markets Index 70 June 2022 3,718,930 (18,030)
Total Futures Long Contracts $ 74,956,612 ( $ 576,072)
Total Futures Contracts $ 74,956,612 ($576,072)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2022, for International Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 576,072
Total Equity Contracts 576,072
Total Liability Derivatives $576,072
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2022, for
International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (10,287,949)
Total Equity Contracts (10,287,949)
Total ($10,287,949)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2022, for International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 386,051
Total Equity Contracts 386,051
Total $386,051
The following table presents International Allocation Fund's average volume of derivative activity during the period ended April 29, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $78,008,959

International Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $53,509 $104,030 $94,893 $62,646 6,265 7.3%
Total Affiliated Short-Term Investments 53,509 62,646 7.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,248 77,951 77,613 13,586 13,586 1.6
Total Collateral Held for Securities Loaned 13,248 13,586 1.6
Total Value $66,757 $76,232
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $– $– $– $112
Total Income/Non Income Cash from Affiliated Investments $112
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 4 59
Total Affiliated Income from Securities Loaned, Net $59
Total $– $– $4

Large Cap Growth Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96.5% ) Value
Communications Services (12.9%)
70,643 Alphabet, Inc., Class C
a
$ 162,431,569
379,832 Live Nation Entertainment, Inc.
a
39,836,780
858,589 Twitter, Inc.
a
42,088,033
Total 244,356,382
Consumer Discretionary (16.5%)
62,659 Amazon.com, Inc.
a
155,747,090
234,427 Aptiv plc
a
24,943,033
99,634 Carvana Company
a
5,774,787
18,760 Chipotle Mexican Grill, Inc.
a
27,307,243
114,459 Tesla, Inc.
a
99,666,319
Total 313,438,472
Consumer Staples (3.8%)
326,184 BJ's Wholesale Club Holdings,
Inc.
a
20,989,940
335,842 Walmart, Inc. 51,380,468
Total 72,370,408
Financials (9.7%)
295,400 American Express Company 51,609,334
736,950 Charles Schwab Corporation 48,881,894
70,500 Coinbase Global, Inc.
a
7,946,055
304,907 Raymond James Financial, Inc. 29,716,236
118,905 S&P Global, Inc. 44,767,732
Total 182,921,251
Health Care (11.8%)
102,798 Amgen, Inc. 23,971,466
48,766 Anthem, Inc. 24,477,118
130,945 Danaher Corporation 32,884,218
202,276 Edwards Lifesciences Corporation
a
21,396,755
120,313 Intuitive Surgical, Inc.
a
28,790,901
219,453 Novo Nordisk AS ADR 25,017,642
60,843 Thermo Fisher Scientific, Inc. 33,641,312
187,840 Zoetis, Inc. 33,294,640
Total 223,474,052
Industrials (4.4%)
47,208 Lockheed Martin Corporation 20,399,521
102,193 Norfolk Southern Corporation 26,353,531
1,188,390 Uber Technologies, Inc.
a
37,410,517
Total 84,163,569
Information Technology (35.9%)
1,114,716 Apple, Inc. 175,734,977
563,150 Block, Inc.
a
56,055,951
708,080 Microsoft Corporation 196,506,362
440,445 NVIDIA Corporation 81,689,334
423,256 PayPal Holdings, Inc.
a
37,216,900
299,966 QUALCOMM, Inc. 41,902,250
268,522 Salesforce, Inc.
a
47,243,761
93,908 ServiceNow , Inc.
a
44,897,415
Total 681,246,950
Shares Common Stock (96.5%) Value
Materials (1.5%)
101,077 Sherwin-Williams Company $ 27,792,132
Total 27,792,132
Total Common Stock
(cost $1,380,540,562) 1,829,763,216
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
2,290,000 Thrivent Cash Management Trust 2,290,000
Total Collateral Held for
Securities Loaned
(cost $2,290,000) 2,290,000
Shares Short-Term Investments ( 3.5% ) Value
Thrivent Core Short-Term Reserve
Fund
6,666,788 0.830% 66,667,878
Total Short-Term Investments
(cost $66,648,589) 66,667,878
Total Investments (cost
$1,449,479,151) 100.1% $1,898,721,094
Other Assets and Liabilities, Net
(0.1%) (2,799,096)
Total Net Assets 100.0% $1,895,921,998
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 547,976,286
Gross unrealized depreciation (101,615,462)
Net unrealized appreciation (depreciation) $ 446,360,824
Cost for federal income tax purposes $ 1,452,360,270

Large Cap Growth Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 244,356,382 244,356,382 – –
Consumer Discretionary 313,438,472 313,438,472 – –
Consumer Staples 72,370,408 72,370,408 – –
Financials 182,921,251 182,921,251 – –
Health Care 223,474,052 223,474,052 – –
Industrials 84,163,569 84,163,569 – –
Information Technology 681,246,950 681,246,950 – –
Materials 27,792,132 27,792,132 – –
Subtotal Investments in Securities $1,829,763,216 $1,829,763,216 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 66,667,878
Collateral Held for Securities Loaned 2,290,000
Subtotal Other Investments $68,957,878
Total Investments at Value $1,898,721,094
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $81,729 $86,098 $101,159 $66,668 6,667 3.5%
Total Affiliated Short-Term Investments 81,729 66,668 3.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   27,875 93,863 119,448 2,290 2,290 0.1
Total Collateral Held for Securities Loaned 27,875 2,290 0.1
Total Value $109,604 $68,958
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $– $– $– $81
Total Income/Non Income Cash from Affiliated Investments $81
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 3 15
Total Affiliated Income from Securities Loaned, Net $15
Total $– $– $3

Large Cap Value Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Communications Services (5.5%)
10,245 Alphabet, Inc., Class C
a
$ 23,556,636
703,220 Comcast Corporation 27,960,027
721,103 Verizon Communications, Inc. 33,387,069
847,718 Warner Bros. Discovery, Inc.
a
15,386,081
Total 100,289,813
Consumer Discretionary (6.3%)
107,091 Aptiv plc
a
11,394,483
10,026 AutoZone, Inc.
a
19,605,542
248,027 D.R. Horton, Inc. 17,260,199
617,976 Ford Motor Company 8,750,540
200,074 Lowe's Companies, Inc. 39,560,632
233,157 Sony Group Corporation ADR 20,063,160
Total 116,634,556
Consumer Staples (7.2%)
63,344 Kimberly-Clark Corporation 8,794,048
260,349 Lamb Weston Holdings, Inc. 17,209,069
423,609 Philip Morris International, Inc. 42,360,900
194,503 Sysco Corporation 16,626,116
310,098 Walmart, Inc. 47,441,893
Total 132,432,026
Energy (8.1%)
543,345 BP plc ADR 15,604,868
325,445 ConocoPhillips 31,086,506
412,163 Devon Energy Corporation 23,975,522
970,862 Enterprise Products Partners, LP 25,155,035
289,573 Halliburton Company 10,314,590
188,955 Marathon Petroleum Corporation 16,488,213
111,644 Pioneer Natural Resources
Company 25,953,881
Total 148,578,615
Financials (19.3%)
1,110,123 Bank of America Corporation 39,609,189
121,052 Capital One Financial Corporation 15,085,500
222,296 Charles Schwab Corporation 14,744,894
157,462 Chubb, Ltd. 32,508,030
222,216 Comerica, Inc. 18,199,490
107,564 Discover Financial Services 12,096,648
605,946 Equitable Holdings, Inc. 17,469,423
290,229 J.P. Morgan Chase & Company 34,641,733
120,703 M&T Bank Corporation 20,113,948
72,397 Marsh & McLennan Companies,
Inc. 11,706,595
368,361 Morgan Stanley 29,686,213
176,129 Raymond James Financial, Inc. 17,165,532
238,742 State Street Corporation 15,988,552
453,595 Truist Financial Corporation 21,931,318
700,547 Wells Fargo & Company 30,564,866
75,884 Zions Bancorporation NA 4,288,205
41,380 Zurich Insurance Group AG 18,839,070
Total 354,639,206
Health Care (16.3%)
112,760 AbbVie, Inc. 16,562,189
68,106 Anthem, Inc. 34,184,445
329,332 AstraZeneca plc ADR 21,867,645
69,295 Biogen, Inc.
a
14,374,555
207,367 Centene Corporation
a
16,703,412
97,977 Cigna Holding Company 24,178,764
154,433 CVS Health Corporation 14,845,644
Shares Common Stock (98.0%) Value
Health Care (16.3%) - continued
153,534 Gilead Sciences, Inc. $ 9,110,707
252,628 GlaxoSmithKline plc ADR 11,438,996
94,631 HCA Healthcare, Inc. 20,303,081
234,199 Johnson & Johnson 42,263,551
279,214 Medtronic plc 29,138,773
335,849 Merck & Company, Inc. 29,786,448
117,428 Zimmer Biomet Holdings, Inc. 14,179,431
Total 298,937,641
Industrials (12.2%)
78,082 Carlisle Companies, Inc. 20,251,347
638,603 CNH Industrial NV 9,061,777
112,799 Crane Company 10,854,648
474,088 CSX Corporation 16,280,182
523,566 Delta Air Lines, Inc.
a
22,529,045
106,805 General Dynamics Corporation 25,262,587
305,615 Johnson Controls International plc 18,297,170
94,615 L3Harris Technologies, Inc. 21,975,280
63,748 Parker-Hannifin Corporation 17,264,233
193,217 Raytheon Technologies
Corporation 18,338,225
173,521 United Parcel Service, Inc. 31,230,310
38,433 United Rentals, Inc.
a
12,164,813
Total 223,509,617
Information Technology (10.5%)
905,806 Cisco Systems, Inc. 44,366,378
246,751 Fidelity National Information
Services, Inc. 24,465,362
147,874 Microsoft Corporation 41,037,992
178,000 QUALCOMM, Inc. 24,864,820
544,928 Samsung Electronics Company,
Ltd. 29,041,162
1,128,763 Telefonaktiebolaget LM Ericsson
ADR 8,984,954
116,352 Texas Instruments, Inc. 19,808,928
Total 192,569,596
Materials (4.4%)
535,648 Axalta Coating Systems, Ltd.
a
13,589,390
229,957 CF Industries Holdings, Inc. 22,266,736
121,385 Eastman Chemical Company 12,462,598
116,834 LyondellBasell Industries NV 12,387,909
132,872 Nucor Corporation 20,565,928
Total 81,272,561
Real Estate (3.8%)
222,837 American Campus Communities,
Inc. 14,410,869
50,023 AvalonBay Communities, Inc. 11,379,232
128,744 CBRE Group, Inc.
a
10,690,902
514,131 Healthcare Realty Trust, Inc. 13,922,667
915,083 Host Hotels & Resorts, Inc. 18,621,939
Total 69,025,609
Utilities (4.4%)
244,285 Constellation Energy Corporation 14,464,115
194,837 Duke Energy Corporation 21,463,244
193,881 Entergy Corporation 23,042,757

Large Cap Value Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Utilities (4.4%) - continued
456,888 Exelon Corporation $ 21,373,220
Total 80,343,336
Total Common Stock
(cost $1,282,372,170) 1,798,232,576
Shares Short-Term Investments ( 1.8% ) Value
Thrivent Core Short-Term Reserve
Fund
3,332,059 0.830% 33,320,588
Total Short-Term Investments
(cost $33,297,760) 33,320,588
Total Investments (cost
$1,315,669,930) 99.8% $1,831,553,164
Other Assets and Liabilities, Net
0.2% 3,674,998
Total Net Assets 100.0% $1,835,228,162
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 557,955,871
Gross unrealized depreciation (39,499,312)
Net unrealized appreciation (depreciation) $ 518,456,559
Cost for federal income tax purposes $ 1,313,096,605
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 100,289,813 100,289,813 – –
Consumer Discretionary 116,634,556 116,634,556 – –
Consumer Staples 132,432,026 132,432,026 – –
Energy 148,578,615 148,578,615 – –
Financials 354,639,206 335,800,136 18,839,070 –
Health Care 298,937,641 298,937,641 – –
Industrials 223,509,617 223,509,617 – –
Information Technology 192,569,596 163,528,434 29,041,162 –
Materials 81,272,561 81,272,561 – –
Real Estate 69,025,609 69,025,609 – –
Utilities 80,343,336 80,343,336 – –
Subtotal Investments in Securities $1,798,232,576 $1,750,352,344 $47,880,232 $–
Other Investments  * Total
Affiliated Short-Term Investments 33,320,588
Subtotal Other Investments $33,320,588
Total Investments at Value $1,831,553,164
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $41,658 $138,058 $ 146,395 $33,321 3,332 1.8%
Total Affiliated Short-Term Investments 41,658 33,321 1.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   15,389 89,333 104,722 – – –
Total Collateral Held for Securities Loaned 15,389 – –
Total Value $57,047 $33,321
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $– $– $– $81
Total Income/Non Income Cash from Affiliated Investments $81
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 5 25
Total Affiliated Income from Securities Loaned, Net $25
Total $– $– $5

Limited Maturity Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97.6% ) Value
Asset-Backed Securities (15.7%)
510 Asset Backed Trust
$ 5,730,892
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 5,395,871
4,607,509
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
4,384,859
Affirm Asset Securitization Trust
5,500,000
0.880%,  8/15/2025, Ser.
2021-A, Class A
a
5,466,911
Ares XL CLO, Ltd.
9,000,000
2.444%,  (LIBOR 3M +
1.400%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
8,902,233
Arkansas Student Loan Auth.
3,193,609
1.423%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
c
3,182,491
Avant Credit Card Master Trust
10,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
9,899,773
BHG Securitization Trust
5,513,859
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
5,339,456
Colony American Finance, Ltd.
4,650,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
4,328,484
Commonbond Student Loan Trust
281,521
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
280,146
895,327
1.168%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
888,053
Conn's Receivables Funding
75,044
1.710%,  6/16/2025, Ser.
2020-A, Class A
a
74,983
CoreVest American Finance Trust
814,170
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
814,790
Dewolf Park CLO, Ltd.
5,500,000
2.494%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
a,c
5,457,094
Education Funding Trust
2,155,932
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
2,076,998
Flatiron CLO, Ltd.
4,000,000
1.956%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,945,984
Galaxy XXIII CLO, Ltd.
6,000,000
2.534%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,c
5,918,160
Genesis Sales Finance Master
Trust
4,500,000
1.650%,  9/22/2025, Ser.
2020-AA, Class A
a
4,446,519
10,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
9,508,866
Principal
Amount Long-Term Fixed Income (97.6%) Value
Asset-Backed Securities (15.7%) - continued
Goldentree Loan Management,
Ltd.
$ 6,000,000
2.463%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
a,c
$ 5,957,772
GoldenTree Loan Opportunities,
Ltd.
3,000,000
2.539%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,c
2,968,911
Goldman Home Improvement Trust
3,305,850
1.150%,  6/25/2051, Ser.
2021-GRN2, Class A
a
3,133,097
Home RE, Ltd.
5,000,000
3.125%,  (SOFR30A +
2.850%), 10/25/2034, Ser.
2022-1, Class M1A
a,c
4,999,956
Lendingpoint Asset Securitization
Trust
2,109,590
1.000%,  12/15/2028, Ser.
2021-A, Class A
a
2,097,644
3,248,232
1.110%,  2/15/2029, Ser.
2021-B, Class A
a
3,196,646
LHOME Mortgage Trust
6,000,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
5,670,848
Longfellow Place CLO, Ltd.
9,000,000
2.794%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,c
8,981,856
Madison Park Funding XI, Ltd.
3,750,000
2.634%,  (LIBOR 3M +
1.450%), 7/23/2029, Ser.
2013-11A, Class BR2
a,c
3,724,913
Madison Park Funding XXV, Ltd.
7,000,000
2.834%,  (LIBOR 3M +
1.650%), 4/25/2029, Ser.
2017-25A, Class A2R
a,c
6,965,791
Mercury Financial Credit Card
Master Trust
4,000,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
a
3,820,768
Mission Lane Credit Card Master
Trust
4,500,000
1.590%,  9/15/2026, Ser.
2021-A, Class A
a
4,372,561
National Collegiate Trust
852,810
0.963%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
835,344
Navient Student Loan Trust
883,572
1.268%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,c
883,572
New Hampshire Higher Education
Loan Corporation
3,622,400
1.868%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
c
3,607,083
OCP CLO
4,000,000
2.594%,  (LIBOR 3M +
1.550%), 7/15/2030, Ser.
2017-13A, Class A2R
a,c
3,944,772

Limited Maturity Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.6%) Value
Asset-Backed Securities (15.7%) - continued
OneMain Financial Issuance Trust
$ 3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
$ 3,193,230
OSD CLO 2021-23, Ltd.
6,000,000
2.564%,  (LIBOR 3M +
1.520%), 4/17/2031, Ser.
2021-23A, Class B
a,c
5,863,584
OZLM VIII, Ltd.
4,000,000
2.694%,  (LIBOR 3M +
1.650%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
3,961,524
Progress Residential Trust
3,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,848,767
ROC Securities Trust Series
4,200,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
3,985,241
SLM Student Loan Trust
2,352,374
1.068%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
c
2,297,746
SoFi Consumer Loan Program
Trust
21,523
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
21,527
SoFi Professional Loan Program,
LLC
29,858
1.518%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,c
29,861
Sound Point CLO XIV, Ltd.
5,500,000
2.684%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,c
5,462,925
9,250,000
3.234%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
a,c
9,194,204
Sound Point CLO XV, Ltd.
9,000,000
2.684%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
8,903,070
Stratus CLO 2020-1, Ltd.
6,000,000
2.463%,  (LIBOR 3M +
1.400%), 12/29/2029, Ser.
2021-1A, Class B
a,c
5,917,326
Toorak Mortgage Corporation, Ltd.
6,859,425
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
6,562,842
4,500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,b
4,230,622
TRK Trust
6,684,329
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
6,226,803
Upstart Securitization Trust
593,798
1.702%,  11/20/2030, Ser.
2020-3, Class A
a
592,043
1,138,150
0.870%,  3/20/2031, Ser.
2021-1, Class A
a
1,127,070
2,959,615
0.910%,  6/20/2031, Ser.
2021-2, Class A
a
2,903,255
5,526,321
0.830%,  7/20/2031, Ser.
2021-3, Class A
a
5,411,557
Principal
Amount Long-Term Fixed Income (97.6%) Value
Asset-Backed Securities (15.7%) - continued
VCAT Asset Securitization, LLC
$ 2,606,200
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
$ 2,525,462
Wind River CLO, Ltd.
5,000,000
2.663%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
4,962,115
Total 231,693,979
Basic Materials (1.8%)
Anglo American Capital plc
2,087,000 4.875%,  5/14/2025
a
2,124,538
DowDuPont, Inc.
2,000,000 4.205%,  11/15/2023 2,025,994
Ecolab, Inc.
1,500,000 1.650%,  2/1/2027 1,380,080
EI du Pont de Nemours &
Company
800,000 1.700%,  7/15/2025 754,814
Freeport-McMoRan, Inc.
3,700,000 4.550%,  11/14/2024 3,749,543
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,503,120
2,000,000 4.625%,  4/29/2024
a
2,023,738
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,035,889
LYB International Finance III, LLC
1,374,000 1.250%,  10/1/2025 1,259,649
Mosaic Company
750,000 3.250%,  11/15/2022 752,898
Nucor Corporation
950,000 2.000%,  6/1/2025 908,867
Southern Copper Corporation
3,250,000 3.875%,  4/23/2025 3,227,900
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 882,740
Syngenta Finance NV
4,200,000 4.892%,  4/24/2025
a
4,213,116
Total 25,842,886
Capital Goods (1.7%)
Boeing Company
1,925,000 1.950%,  2/1/2024 1,869,616
3,250,000 4.875%,  5/1/2025 3,290,638
2,500,000 2.196%,  2/4/2026 2,280,221
CNH Industrial Capital, LLC
1,180,000 1.950%,  7/2/2023 1,161,640
Howmet Aerospace, Inc.
2,450,000 6.875%,  5/1/2025 2,590,826
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 801,194
Meritage Homes Corporation
3,000,000 6.000%,  6/1/2025 3,052,471
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,260,112
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,222,938
1,750,000 0.875%,  11/15/2025 1,585,513

Limited Maturity Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.6%) Value
Capital Goods (1.7%) - continued
Roper Technologies, Inc.
$ 750,000 2.350%,  9/15/2024 $ 728,813
825,000 1.000%,  9/15/2025 754,832
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,007,871
W.W. Grainger, Inc.
1,125,000 1.850%,  2/15/2025 1,080,907
Total 24,687,592
Collateralized Mortgage Obligations (17.2%)
Affirm Asset Securitization Trust
9,000,000
1.030%,  8/15/2026, Ser.
2021-B, Class A
a
8,609,904
3,387,257
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
3,347,081
4,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class A
a,d
3,999,552
Angel Oak Mortgage Trust
6,578,481
3.085%,  12/25/2066, Ser.
2022-1, Class A2
a,c
6,301,424
Banc of America Funding Trust
363,503
2.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
371,420
590,998
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 575,914
Bear Stearns Adjustable Rate
Mortgage Trust
94,699
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
95,666
Bellemeade Re, Ltd.
2,827,749
2.039%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,c
2,824,145
BRAVO Residential Funding Trust
458,260
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
456,712
6,181,356
1.039%,  (SOFR30A +
0.750%), 5/25/2022, Ser.
2021-HE2, Class A1
a,c
6,153,541
Business Jet Securities, LLC
1,996,708
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
1,904,922
Cascade Funding Mortgage Trust
4,857,086
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,c
4,794,889
3,026,978
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
2,897,269
1,469,432
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
1,456,344
Cascade Funding Mortgage Trust,
LLC
2,882,962
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,c
2,853,662
2,352,512
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,c
2,320,914
Chase Mortgage Finance Trust
Series
1,430,136
2.314%,  7/25/2037, Ser.
2007-A2, Class 1M
c
1,389,188
Principal
Amount Long-Term Fixed Income (97.6%) Value
Collateralized Mortgage Obligations (17.2%) -
continued
CHNGE Mortgage Trust
$ 5,528,980
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
$ 5,317,329
6,907,322
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
6,728,643
CIM Trust
4,051,435
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
3,893,655
340,321
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
a,c
340,428
Citigroup Mortgage Loan Trust,
Inc.
794,447
2.753%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
777,533
COLT Mortgage Loan Trust
6,571,001
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
6,227,156
Countrywide Alternative Loan Trust
112,754
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 88,074
117,557
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 104,266
Credit Suisse Mortgage Capital
Certificates
5,747,189
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
5,420,136
Credit Suisse Mortgage Trust
7,000,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
a,c
6,722,710
3,745,093
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a,c
3,644,408
Deephaven Residential Mortgage
Trust
6,803,808
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
6,437,696
6,383,203
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
6,015,918
Flagstar Mortgage Trust
3,026,936
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
2,825,207
Foundation Finance Trust
2,567,295
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
2,397,320
FWD Securitization Trust
1,192,844
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,c
1,187,606
GCAT Trust
5,631,691
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
5,361,665
GCT Commercial Mortgage Trust
2,500,000
1.804%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,c
2,449,709
GMAC Mortgage Corporation
Loan Trust
22,026
1.168%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
c,e
11,247

Limited Maturity Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.6%) Value
Collateralized Mortgage Obligations (17.2%) -
continued
GS Mortgage-Backed Securities
Trust
$ 1,597,031
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
$ 1,593,742
197,634
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,c
197,629
618,148
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
601,010
GSAA Home Equity Trust
706,648
2.618%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
c
760,840
920,881
4.541%,  8/25/2034, Ser.
2004-10, Class M2
b
882,254
Homeward Opportunities Fund
Trust
5,476,303
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,b
5,348,092
J.P. Morgan Alternative Loan Trust
348,688
3.184%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
350,019
J.P. Morgan Mortgage Trust
177,573
2.831%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
150,001
Legacy Mortgage Asset Trust
1,254,284
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,b
1,234,431
LHOME Mortgage Trust
4,100,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a,b
3,909,066
4,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
a,c
3,843,362
Mello Warehouse Securitization
Trust
5,000,000
1.357%,  (LIBOR 1M +
0.900%), 2/25/2055, Ser.
2021-1, Class B
a,c
4,959,730
MFRA Trust
6,322,787
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
6,170,271
Mortgage Equity Conversion Asset
Trust
791,857
2.500%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
742,184
804,960
2.530%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
736,182
New York Mortgage Trust
4,500,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
4,298,257
2,213,525
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,c
2,166,966
Oak Street Investment
2,535,766
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,348,775
Oaktown Re, Ltd.
4,287,755
1.939%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
a,c
4,281,736
Principal
Amount Long-Term Fixed Income (97.6%) Value
Collateralized Mortgage Obligations (17.2%) -
continued
Onslow Bay Financial, LLC
$ 6,500,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,c
$ 6,197,863
Palisades Mortgage Loan Trust
5,700,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
a,b
5,440,578
Palmer Square Loan Funding, Ltd.
10,000,000
1.730%,  (LIBOR 3M +
1.250%), 5/20/2029, Ser.
2021-2A, Class A2
a,c
9,876,160
6,000,000
2.463%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
a,c
5,933,388
Preston Ridge Partners Mortgage
Trust, LLC
2,810,472
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
2,719,514
3,132,305
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,c
2,992,002
Pretium Mortgage Credit Partners,
LLC
4,677,278
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
4,394,375
1,951,461
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
1,867,285
RCO Mortgage, LLC
2,000,000
3.967%,  5/26/2026, Ser.
2021-1, Class A2
a,b
1,858,714
Silver Hill Trust
2,582,863
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
2,508,612
Starwood Mortgage Residential
Trust
3,000,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
2,707,836
67,757
2.718%,  4/25/2060, Ser.
2020-2, Class A1
a,c
67,669
Terwin Mortgage Trust
1,445,006
1.668%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,429,743
Toorak Mortgage Corporation, Ltd.
1,010,968
3.721%,  9/25/2022, Ser.
2019-2, Class A1 995,192
6,359,851
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,b
6,308,084
Towd Point Asset Trust 2021-SL1
3,865,532
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
3,642,331
Tricon Residential Trust
4,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
4,303,514
TVC Mortgage Trust
3,980,521
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
3,972,844
Vericrest Opportunity Loan
Transferee
3,565,018
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
3,434,294
3,596,905
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
3,465,513

Limited Maturity Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.6%) Value
Collateralized Mortgage Obligations (17.2%) -
continued
$ 2,930,573
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
$ 2,837,042
2,928,243
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
2,782,088
5,312,970
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
5,040,805
Verus Securitization Trust
2,277,026
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
2,118,872
Visio 2020-1R Trust
912,567
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
886,555
Wachovia Asset Securitization, Inc.
132,275
0.597%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,c,e
131,226
Wachovia Mortgage Loan Trust,
LLC
40,149
2.238%,  5/20/2036, Ser.
2006-A, Class 2A1
c
40,852
ZH Trust
1,778,196
2.253%,  2/18/2027, Ser.
2021-1, Class A
a
1,739,132
2,856,105
2.349%,  10/17/2027, Ser.
2021-2, Class A
a
2,801,566
Total 253,371,449
Commercial Mortgage-Backed Securities (0.9%)
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,438,225
GS Mortgage Securities Trust
8,490,000
2.155%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
a,c
8,313,293
Total 13,751,518
Communications Services (3.1%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,495,686
1,500,000 4.400%,  2/15/2026 1,511,205
1,000,000 1.450%,  9/15/2026 892,889
AT&T, Inc.
1,800,000 4.125%,  2/17/2026 1,843,165
Bell Canada
3,750,000 0.750%,  3/17/2024 3,581,033
British Sky Broadcasting Group
plc
2,000,000 3.750%,  9/16/2024
a
2,009,368
Charter Communications
Operating, LLC
2,125,000 4.500%,  2/1/2024 2,151,182
3,380,000 4.908%,  7/23/2025 3,442,395
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
511,311
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 991,779
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,049,558
Principal
Amount Long-Term Fixed Income (97.6%) Value
Communications Services (3.1%) - continued
Fox Corporation
$ 1,060,000 3.050%,  4/7/2025 $ 1,039,958
Magallanes, Inc.
1,300,000 3.428%,  3/15/2024
a
1,291,398
3,600,000 3.638%,  3/15/2025
a
3,540,750
NBN Company, Ltd.
2,500,000 0.875%,  10/8/2024
a
2,349,100
2,000,000 1.450%,  5/5/2026
a
1,811,320
Netflix, Inc.
3,530,000 5.875%,  2/15/2025 3,662,375
Paramount Global
710,000 4.750%,  5/15/2025 727,464
Sprint Corporation
3,550,000 7.125%,  6/15/2024 3,736,375
1,500,000 7.625%,  2/15/2025 1,595,625
T-Mobile USA, Inc.
3,000,000 3.500%,  4/15/2025 2,957,455
VeriSign, Inc.
2,350,000 5.250%,  4/1/2025 2,428,826
Walt Disney Company
1,335,000 1.750%,  1/13/2026
f
1,251,499
Total 45,871,716
Consumer Cyclical (5.0%)
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 497,375
American Honda Finance
Corporation
2,000,000 0.550%,  7/12/2024
f
1,888,415
1,070,000 1.200%,  7/8/2025 995,067
D.R. Horton, Inc.
950,000 2.600%,  10/15/2025 909,488
Daimler Finance North America,
LLC
1,125,000 1.750%,  3/10/2023
a
1,113,786
1,000,000
1.151%,  (LIBOR 3M +
0.840%), 5/4/2023
a,c
1,005,845
2,000,000 0.750%,  3/1/2024
a
1,913,642
Daimler Trucks Finance North
America, LLC
4,000,000 1.625%,  12/13/2024
a
3,798,447
Expedia Group, Inc.
4,850,000 6.250%,  5/1/2025
a
5,062,042
Ford Motor Credit Company, LLC
1,000,000
1.741%,  (LIBOR 3M +
1.235%), 2/15/2023
c
993,518
2,160,000 3.370%,  11/17/2023 2,122,200
2,750,000 3.810%,  1/9/2024 2,701,875
1,000,000 2.300%,  2/10/2025 928,700
1,400,000 3.375%,  11/13/2025 1,344,252
General Motors Company
1,500,000 6.125%,  10/1/2025 1,583,409
General Motors Financial
Company, Inc.
2,750,000 1.050%,  3/8/2024 2,625,042
2,100,000 3.950%,  4/13/2024 2,108,576
1,580,000 2.900%,  2/26/2025 1,525,734
1,075,000 2.750%,  6/20/2025 1,030,104
2,000,000 2.350%,  2/26/2027 1,798,118
Home Depot, Inc.
2,000,000 2.875%,  4/15/2027 1,937,100

Limited Maturity Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.6%) Value
Consumer Cyclical (5.0%) - continued
Hyundai Capital America
$ 1,600,000 0.800%,  1/8/2024
a
$ 1,524,388
1,000,000 1.000%,  9/17/2024
a
930,691
1,360,000 1.800%,  10/15/2025
a
1,253,144
1,250,000 1.650%,  9/17/2026
a
1,113,237
Hyundai Capital Services, Inc.
1,500,000 3.000%,  8/29/2022
a
1,503,174
1,250,000 1.250%,  2/8/2026
a
1,126,254
Kohl's Corporation
3,164,000 9.500%,  5/15/2025 3,549,971
Lennar Corporation
1,260,000 4.875%,  12/15/2023 1,281,080
700,000 5.875%,  11/15/2024 726,688
1,400,000 4.750%,  5/30/2025 1,426,048
Lowe's Companies, Inc.
3,250,000 4.000%,  4/15/2025 3,292,907
Marriott International, Inc.
1,350,000 3.600%,  4/15/2024 1,353,979
2,500,000 5.750%,  5/1/2025 2,620,207
800,000 3.750%,  10/1/2025 794,493
Nissan Motor Company, Ltd.
3,650,000 3.043%,  9/15/2023
a
3,613,921
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,347,620
Take-Two Interactive Software, Inc.
1,000,000 3.300%,  3/28/2024 993,934
Toll Brothers Finance Corporation
2,300,000 4.375%,  4/15/2023 2,313,909
Toyota Motor Credit Corporation
1,125,000 0.800%,  10/16/2025 1,029,335
Volkswagen Group of America
Finance, LLC
1,500,000 0.750%,  11/23/2022
a
1,485,143
2,000,000 4.250%,  11/13/2023
a
2,024,054
Total 74,186,912
Consumer Non-Cyclical (5.4%)
AbbVie, Inc.
2,000,000 3.850%,  6/15/2024 2,017,003
2,080,000 3.600%,  5/14/2025 2,066,407
Altria Group, Inc.
1,575,000 4.400%,  2/14/2026 1,592,186
Amgen, Inc.
1,680,000 1.900%,  2/21/2025 1,608,437
Anthem, Inc.
1,225,000 2.375%,  1/15/2025 1,186,180
AstraZeneca plc
1,950,000 0.700%,  4/8/2026 1,743,847
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,691,105
Boston Scientific Corporation
919,000 3.450%,  3/1/2024 919,944
Bunge, Ltd. Finance Corporation
3,650,000 1.630%,  8/17/2025 3,387,236
Cargill, Inc.
2,500,000 3.500%,  4/22/2025
a
2,497,135
Centene Corporation
3,000,000 4.250%,  12/15/2027 2,910,000
1,800,000 4.625%,  12/15/2029 1,743,345
Principal
Amount Long-Term Fixed Income (97.6%) Value
Consumer Non-Cyclical (5.4%) - continued
CK Hutchison International, Ltd.
$ 2,000,000 2.750%,  3/29/2023
a
$ 1,994,460
Coca-Cola European Partners plc
2,250,000 0.800%,  5/3/2024
a
2,127,209
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,771,954
Constellation Brands, Inc.
1,500,000 3.200%,  2/15/2023 1,502,606
CVS Health Corporation
241,000 4.100%,  3/25/2025 244,306
Diageo Capital plc
800,000 1.375%,  9/29/2025 749,712
Gilead Sciences, Inc.
1,219,000 0.750%,  9/29/2023 1,179,327
GSK Consumer Healthcare Capital
UK plc
1,250,000 3.125%,  3/24/2025
a
1,225,500
GSK Consumer Healthcare Capital
US, LLC
1,900,000 3.375%,  3/24/2027
a
1,838,025
HCA, Inc.
3,000,000 5.875%,  5/1/2023 3,094,500
2,750,000 5.875%,  2/15/2026 2,847,625
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,714,491
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,500,480
JBS Finance Luxembourg SARL
2,100,000 2.500%,  1/15/2027
a
1,884,750
Keurig Dr. Pepper, Inc.
3,000,000 0.750%,  3/15/2024 2,862,513
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,345,415
Mattel, Inc.
3,500,000 3.375%,  4/1/2026
a
3,403,750
McKesson Corporation
2,000,000 0.900%,  12/3/2025 1,812,309
Mondelez International Holdings
Netherlands BV
2,000,000 0.750%,  9/24/2024
a
1,879,524
Newell Brands, Inc.
4,000,000 4.875%,  6/1/2025 4,051,900
Philip Morris International, Inc.
1,650,000 0.875%,  5/1/2026 1,481,193
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025 3,472,772
Stryker Corporation
4,000,000 3.500%,  3/15/2026 3,974,343
UnitedHealth Group, Inc.
1,000,000 3.500%,  2/15/2024 1,008,135
Universal Health Services, Inc.
2,600,000 1.650%,  9/1/2026
a
2,310,789
Zoetis, Inc.
1,450,000 3.250%,  2/1/2023 1,455,387
Total 79,095,800
Energy (5.3%)
BP Capital Markets America, Inc.
1,000,000 3.790%,  2/6/2024 1,008,647

Limited Maturity Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.6%) Value
Energy (5.3%) - continued
Canadian Natural Resources, Ltd.
$ 1,600,000 2.050%,  7/15/2025 $ 1,506,579
Cenovus Energy, Inc.
4,400,000 5.375%,  7/15/2025 4,563,062
Cheniere Corpus Christi Holdings,
LLC
2,675,000 5.875%,  3/31/2025 2,777,066
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 3,830,000
Continental Resources, Inc.
2,100,000 4.500%,  4/15/2023 2,123,520
2,000,000 3.800%,  6/1/2024 2,003,360
1,500,000 2.268%,  11/15/2026
a
1,370,295
Coterra Energy, Inc.
3,500,000 4.375%,  6/1/2024
a
3,524,475
Devon Energy Corporation
3,150,000 5.250%,  9/15/2024 3,248,229
1,350,000 5.850%,  12/15/2025 1,431,122
Energy Transfer, LP
3,285,000 4.200%,  9/15/2023 3,317,308
1,500,000 5.875%,  1/15/2024 1,545,449
1,050,000 2.900%,  5/15/2025 1,013,490
EOG Resources, Inc.
975,000 2.625%,  3/15/2023 976,868
EQT Corporation
1,000,000 6.625%,  2/1/2025 1,040,790
Equinor ASA
1,075,000 2.875%,  4/6/2025 1,058,711
Hess Corporation
3,301,000 3.500%,  7/15/2024 3,279,559
Marathon Petroleum Corporation
3,000,000 4.700%,  5/1/2025 3,044,679
MPLX, LP
500,000 3.500%,  12/1/2022 502,402
1,500,000 4.875%,  6/1/2025 1,529,935
1,300,000 1.750%,  3/1/2026 1,187,265
National Fuel Gas Company
1,297,000 5.200%,  7/15/2025 1,322,277
1,630,000 5.500%,  1/15/2026 1,680,743
Occidental Petroleum Corporation
3,500,000 5.875%,  9/1/2025 3,594,745
ONEOK Partners, LP
2,250,000 4.900%,  3/15/2025 2,296,754
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 975,260
Ovintiv Exploration, Inc.
4,200,000 5.625%,  7/1/2024 4,364,691
Petroleos Mexicanos
510,000 2.378%,  4/15/2025 504,933
Pioneer Natural Resources
Company
2,550,000 1.125%,  1/15/2026 2,309,851
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,004,831
1,625,000 4.650%,  10/15/2025 1,640,974
Sabine Pass Liquefaction, LLC
1,231,000 5.625%,  3/1/2025 1,274,365
Schlumberger Finance Canada,
Ltd.
275,000 1.400%,  9/17/2025 257,990
Principal
Amount Long-Term Fixed Income (97.6%) Value
Energy (5.3%) - continued
Schlumberger Holdings
Corporation
$ 1,500,000 3.750%,  5/1/2024
a
$ 1,509,110
Suncor Energy, Inc.
1,070,000 2.800%,  5/15/2023 1,066,505
Targa Resources Partners, LP
3,250,000 6.875%,  1/15/2029 3,427,612
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 728,496
Valero Energy Corporation
795,000 2.850%,  4/15/2025 773,314
Western Midstream Operating, LP
2,500,000 3.600%,  2/1/2025
b
2,390,775
Total 78,006,037
Financials (26.6%)
AerCap Ireland Capital DAC
1,000,000 3.300%,  1/23/2023 999,601
2,500,000 1.650%,  10/29/2024 2,330,529
1,800,000 1.750%,  1/30/2026 1,600,183
750,000 2.450%,  10/29/2026 666,977
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,625,000 3.150%,  2/15/2024 1,585,778
2,000,000 6.500%,  7/15/2025 2,073,040
Air Lease Corporation
1,000,000 0.700%,  2/15/2024 947,930
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,506,453
3,400,000 5.250%,  8/11/2025
a
3,391,521
Allstate Corporation
1,700,000 0.750%,  12/15/2025 1,547,465
Ally Financial, Inc.
4,750,000 5.750%,  11/20/2025 4,879,699
American Express Company
3,000,000 2.250%,  3/4/2025 2,893,194
American International Group, Inc.
1,200,000 2.500%,  6/30/2025 1,152,728
Ares Capital Corporation
1,386,000 4.250%,  3/1/2025 1,364,697
2,000,000 3.875%,  1/15/2026 1,920,061
1,200,000 2.150%,  7/15/2026 1,064,365
Athene Global Funding
1,400,000 1.200%,  10/13/2023
a
1,354,573
Australia and New Zealand
Banking Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,c
2,003,777
Aviation Capital Group, LLC
1,850,000 5.500%,  12/15/2024
a
1,877,729
2,500,000 4.875%,  10/1/2025
a
2,497,111
Avolon Holdings Funding, Ltd.
3,000,000 3.950%,  7/1/2024
a
2,946,929
2,150,000 5.500%,  1/15/2026
a
2,153,248
1,500,000 2.125%,  2/21/2026
a
1,343,259
650,000 4.250%,  4/15/2026
a
623,281
Banco Bilbao Vizcaya Argentaria
SA
1,600,000 0.875%,  9/18/2023 1,544,662
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
389,500

Limited Maturity Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.6%) Value
Financials (26.6%) - continued
Banco Santander SA
$ 800,000
2.131%,  (LIBOR 3M +
1.120%), 4/12/2023
c
$ 804,704
2,000,000 0.701%,  6/30/2024
c
1,933,587
2,000,000 1.849%,  3/25/2026 1,817,715
1,000,000 4.175%,  3/24/2028
c
970,141
Bank of America Corporation
1,500,000 2.816%,  7/21/2023
c
1,499,800
2,150,000 4.200%,  8/26/2024 2,169,745
2,450,000 0.810%,  10/24/2024
c
2,351,553
1,000,000 3.458%,  3/15/2025
c
990,663
2,750,000 0.976%,  4/22/2025
c
2,597,896
2,500,000 3.841%,  4/25/2025
c
2,497,451
1,375,000 0.981%,  9/25/2025
c
1,279,935
2,100,000 2.456%,  10/22/2025
c
2,021,799
3,000,000 1.530%,  12/6/2025
c
2,812,091
1,650,000 3.384%,  4/2/2026
c
1,614,151
1,475,000 1.319%,  6/19/2026
c
1,351,600
3,500,000 1.734%,  7/22/2027
c
3,140,841
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,500,268
3,000,000 0.625%,  7/9/2024 2,823,733
2,000,000 1.500%,  1/10/2025 1,897,052
Bank of New York Mellon
Corporation
1,100,000 1.600%,  4/24/2025 1,043,550
800,000 4.700%,  9/20/2025
c,g
798,000
Bank of New Zealand
1,125,000 2.000%,  2/21/2025
a
1,077,124
Bank of Nova Scotia
1,065,000 4.900%,  6/4/2025
c,g
1,044,935
Barclays plc
2,000,000
1.839%,  (LIBOR 3M +
1.380%), 5/16/2024
c
2,012,598
2,000,000 4.375%,  9/11/2024 2,008,905
2,400,000 1.007%,  12/10/2024
c
2,289,231
2,000,000 2.279%,  11/24/2027
c
1,799,416
Blackstone Private Credit Fund
3,250,000 2.700%,  1/15/2025
a
3,055,045
1,650,000 4.700%,  3/24/2025
a
1,626,816
BNP Paribas SA
3,100,000 6.625%,  3/25/2024
a,c,g
3,122,749
1,930,000 2.819%,  11/19/2025
a,c
1,857,646
2,200,000 1.323%,  1/13/2027
a,c
1,956,251
BPCE SA
1,050,000 2.375%,  1/14/2025
a
1,003,817
Canadian Imperial Bank of
Commerce
2,125,000 2.250%,  1/28/2025
f
2,045,239
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,507,218
2,500,000 1.343%,  12/6/2024
c
2,402,502
1,250,000 2.636%,  3/3/2026
c
1,199,095
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
c,g
604,542
1,750,000 4.000%,  6/1/2026
c,g
1,586,813
Citigroup, Inc.
2,200,000 4.000%,  8/5/2024 2,210,498
3,500,000 0.776%,  10/30/2024
c
3,349,189
4,000,000 0.981%,  5/1/2025
c
3,771,548
1,000,000 4.000%,  12/10/2025
c,g
907,500
2,000,000 3.290%,  3/17/2026
c
1,950,337
Principal
Amount Long-Term Fixed Income (97.6%) Value
Financials (26.6%) - continued
$ 1,075,000 3.106%,  4/8/2026
c
$ 1,040,014
1,850,000 1.122%,  1/28/2027
c
1,651,221
Comerica, Inc.
665,000 5.625%,  7/1/2025
c,f,g
676,638
Commerzbank AG
4,700,000 8.125%,  9/19/2023
a
4,891,751
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,c
1,728,606
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027
a
1,940,332
Corporate Office Properties, LP
550,000 2.250%,  3/15/2026 510,115
Credit Agricole SA
2,500,000 6.875%,  9/23/2024
a,c,g
2,512,500
1,065,000 1.907%,  6/16/2026
a,c
986,500
1,250,000 1.247%,  1/26/2027
a,c
1,108,531
Credit Suisse Group AG
2,500,000 6.500%,  8/8/2023
a
2,562,500
810,000 7.500%,  12/11/2023
a,c,g
810,559
1,200,000 2.193%,  6/5/2026
a,c
1,107,697
2,400,000 1.305%,  2/2/2027
a,c
2,102,477
Danske Bank AS
1,085,000 1.171%,  12/8/2023
a,c
1,069,427
1,500,000 5.375%,  1/12/2024
a
1,529,915
2,000,000 0.976%,  9/10/2025
a,c
1,857,843
Deutsche Bank AG
1,800,000 3.700%,  5/30/2024 1,786,118
1,090,000 2.222%,  9/18/2024
c
1,060,193
4,300,000 4.500%,  4/1/2025 4,223,817
3,000,000 6.000%,  10/30/2025
c,g
2,790,000
1,450,000 2.129%,  11/24/2026
c
1,316,673
Discover Bank
1,250,000 2.450%,  9/12/2024 1,217,621
Equitable Financial Life Global
Funding
1,800,000 0.500%,  11/17/2023
a,f
1,728,091
2,500,000 0.800%,  8/12/2024
a
2,348,525
Fifth Third Bancorp
2,100,000 2.375%,  1/28/2025 2,025,181
First Horizon National Corporation
1,575,000 3.550%,  5/26/2023 1,576,417
First Republic Bank
1,060,000 1.912%,  2/12/2024
c
1,048,414
FNB Corporation
1,685,000 2.200%,  2/24/2023 1,670,245
FS KKR Capital Corporation
1,900,000 4.250%,  2/14/2025
a
1,825,266
3,000,000 3.400%,  1/15/2026 2,821,721
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,640,382
Goldman Sachs Group, Inc.
2,300,000 0.627%,  11/17/2023
c
2,264,712
2,500,000 0.673%,  3/8/2024
c
2,438,798
2,500,000 0.925%,  10/21/2024
c
2,402,288
1,060,000 3.500%,  4/1/2025 1,043,989
2,085,000 3.272%,  9/29/2025
c
2,051,420
325,000 4.250%,  10/21/2025 324,915
2,550,000 0.855%,  2/12/2026
c
2,328,093
2,000,000 3.800%,  5/10/2026
c,g
1,759,968
2,500,000 3.615%,  3/15/2028
c
2,399,116

Limited Maturity Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.6%) Value
Financials (26.6%) - continued
HSBC Holdings plc
$ 1,500,000 6.250%,  3/23/2023
c,f,g
$ 1,494,750
1,645,000 4.250%,  3/14/2024 1,653,922
2,500,000 1.162%,  11/22/2024
c
2,397,715
500,000 0.976%,  5/24/2025
c
468,767
1,750,000 2.999%,  3/10/2026
c
1,686,068
1,575,000 1.645%,  4/18/2026
c
1,459,794
1,400,000 1.589%,  5/24/2027
c
1,244,196
ING Groep NV
500,000 4.625%,  1/6/2026
a
504,322
2,000,000 1.726%,  4/1/2027
c
1,799,404
2,000,000 4.017%,  3/28/2028
c
1,937,425
J.P. Morgan Chase & Company
1,075,000 1.514%,  6/1/2024
c
1,057,916
1,900,000 3.875%,  9/10/2024 1,906,438
1,500,000
1.839%,  (LIBOR 3M +
0.850%), 1/10/2025
c
1,501,626
1,300,000 0.563%,  2/16/2025
c
1,231,932
3,500,000 0.969%,  6/23/2025
c
3,292,939
1,850,000 1.561%,  12/10/2025
c
1,741,419
1,200,000 2.005%,  3/13/2026
c
1,130,501
1,100,000 2.083%,  4/22/2026
c
1,034,471
2,000,000 3.650%,  6/1/2026
c,g
1,795,000
3,500,000 1.045%,  11/19/2026
c
3,145,752
1,275,000 1.040%,  2/4/2027
c
1,135,326
1,000,000 1.578%,  4/22/2027
c
904,620
Kilroy Realty, LP
880,000 3.450%,  12/15/2024 866,218
2,881,000 4.375%,  10/1/2025 2,919,621
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,010,936
Lloyds Banking Group plc
2,000,000 2.907%,  11/7/2023
c
1,996,579
1,500,000 0.695%,  5/11/2024
c
1,455,715
1,075,000 7.500%,  6/27/2024
c,g
1,096,500
350,000 4.582%,  12/10/2025 351,263
2,000,000 3.750%,  3/18/2028
c
1,929,945
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
c,g
1,470,022
Macquarie Group, Ltd.
1,500,000
1.528%,  (LIBOR 3M +
1.020%), 11/28/2023
a,c
1,502,686
2,750,000 1.201%,  10/14/2025
a,c
2,568,237
Mitsubishi UFJ Financial Group,
Inc.
1,125,000 2.193%,  2/25/2025 1,078,709
4,000,000 0.953%,  7/19/2025
c
3,756,534
Mizuho Financial Group Cayman
3, Ltd.
675,000 4.600%,  3/27/2024
a
682,377
Mizuho Financial Group, Inc.
1,500,000 2.555%,  9/13/2025
c
1,454,352
Morgan Stanley
2,200,000 4.100%,  5/22/2023 2,224,226
900,000 0.560%,  11/10/2023
c
887,645
3,000,000 0.529%,  1/25/2024
c
2,937,710
1,500,000 0.731%,  4/5/2024
c
1,460,524
1,500,000 0.791%,  1/22/2025
c
1,424,175
750,000 2.720%,  7/22/2025
c
729,197
1,700,000 0.864%,  10/21/2025
c
1,576,257
2,500,000 1.164%,  10/21/2025
c
2,333,343
2,075,000 5.000%,  11/24/2025 2,130,071
1,500,000 0.985%,  12/10/2026
c
1,338,888
Principal
Amount Long-Term Fixed Income (97.6%) Value
Financials (26.6%) - continued
$ 1,000,000 1.593%,  5/4/2027
c
$ 899,211
National Bank of Canada
1,050,000 2.100%,  2/1/2023 1,045,238
2,500,000 0.750%,  8/6/2024 2,348,886
Nationwide Building Society
3,000,000 3.766%,  3/8/2024
a,c
3,000,973
NatWest Group plc
2,000,000 3.498%,  5/15/2023
c
2,000,097
2,500,000 4.269%,  3/22/2025
c
2,500,655
649,000 3.754%,  11/1/2029
c
633,857
New York Life Global Funding
1,050,000 2.000%,  1/22/2025
a
1,008,393
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,043,277
1,500,000 2.329%,  1/22/2027 1,363,190
Nordea Bank ABP
3,300,000 1.500%,  9/30/2026
a
2,962,118
Omega Healthcare Investors, Inc.
650,000 4.950%,  4/1/2024 656,138
1,115,000 4.500%,  1/15/2025 1,113,508
1,630,000 5.250%,  1/15/2026 1,658,013
Owl Rock Capital Corporation
1,250,000 4.250%,  1/15/2026 1,206,679
1,500,000 3.400%,  7/15/2026 1,383,373
Owl Rock Core Income
Corporation
1,100,000 4.700%,  2/8/2027
a
1,037,433
Owl Rock Technology Finance
Corporation
2,000,000 4.750%,  12/15/2025
a
1,938,399
1,250,000 3.750%,  6/17/2026
a
1,165,891
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,125,021
PNC Financial Services Group,
Inc.
2,500,000 3.400%,  9/15/2026
c,g
2,150,000
Principal Life Global Funding II
2,000,000 1.375%,  1/10/2025
a
1,887,571
1,600,000 0.875%,  1/12/2026
a
1,433,258
Realty Income Corporation
250,000 4.600%,  2/6/2024 254,751
4,000,000 4.625%,  11/1/2025 4,101,567
546,000 4.875%,  6/1/2026 564,469
Regency Centers, LP
2,955,000 3.750%,  6/15/2024 2,958,988
Regions Financial Corporation
1,075,000 2.250%,  5/18/2025 1,031,453
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 2,033,088
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,002,756
400,000 3.450%,  6/2/2025 392,666
1,750,000 2.490%,  1/6/2028
c
1,585,310
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
c
977,696
Simon Property Group, LP
1,750,000 3.300%,  1/15/2026 1,720,270
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,129,488
2,000,000 2.226%,  1/21/2026
a,c
1,867,647

Limited Maturity Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.6%) Value
Financials (26.6%) - continued
$ 2,000,000 1.488%,  12/14/2026
a,c
$ 1,776,351
Standard Chartered plc
1,000,000 3.950%,  1/11/2023
a
1,004,254
1,750,000 1.319%,  10/14/2023
a,c
1,733,041
1,500,000 0.991%,  1/12/2025
a,c
1,424,008
1,000,000 1.214%,  3/23/2025
a,c
946,531
2,000,000 1.822%,  11/23/2025
a,c
1,871,120
2,100,000 2.608%,  1/12/2028
a,c
1,898,503
State Street Corporation
1,585,000 2.354%,  11/1/2025
c
1,538,531
Sumitomo Mitsui Financial Group,
Inc.
2,300,000 2.448%,  9/27/2024 2,233,387
1,750,000 0.948%,  1/12/2026 1,567,024
2,400,000 2.174%,  1/14/2027 2,202,562
Sumitomo Mitsui Trust Bank, Ltd.
2,000,000 0.850%,  3/25/2024
a
1,904,275
Svenska Handelsbanken AB
2,500,000 0.550%,  6/11/2024
a
2,357,760
Synchrony Financial
1,780,000 4.250%,  8/15/2024 1,778,126
3,500,000 4.500%,  7/23/2025 3,515,066
Toronto-Dominion Bank
2,000,000 2.350%,  3/8/2024 1,970,255
1,625,000 0.750%,  9/11/2025 1,476,123
Truist Financial Corporation
825,000 4.950%,  9/1/2025
c,g
823,969
UBS AG
4,350,000 5.125%,  5/15/2024 4,422,671
UBS Group AG
1,625,000 1.008%,  7/30/2024
a,c
1,577,603
VICI Properties, LP/VICI Note
Company, Inc.
3,250,000 4.625%,  6/15/2025
a
3,191,078
Wells Fargo & Company
1,500,000 3.750%,  1/24/2024 1,511,064
5,735,000 2.406%,  10/30/2025
c
5,508,167
2,000,000 3.908%,  4/25/2026
c
1,985,940
1,650,000 3.526%,  3/24/2028
c
1,583,785
Welltower, Inc.
3,000,000 3.625%,  3/15/2024 2,996,953
Westpac Banking Corporation
1,060,000 2.894%,  2/4/2030
c
1,011,076
Total 391,838,752
Foreign Government (0.2%)
Province of Ontario
750,000 3.400%,  10/17/2023 757,732
Sinopec Group Overseas
Development 2018, Ltd.
2,350,000 2.150%,  5/13/2025
a
2,257,553
Total 3,015,285
Mortgage-Backed Securities (0.7%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
10,500,000 3.000%,  5/1/2037
d
10,291,231
Principal
Amount Long-Term Fixed Income (97.6%) Value
Mortgage-Backed Securities (0.7%) - continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 160,667
1.783%,  (LIBOR 12M +
1.482%), 1/1/2043
c
$ 163,318
Total 10,454,549
Technology (3.1%)
Baidu, Inc.
1,020,000 3.075%,  4/7/2025 995,961
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
2,250,000 3.125%,  1/15/2025 2,214,817
Broadcom, Inc.
2,250,000 4.250%,  4/15/2026 2,329,385
Dell International, LLC
1,500,000 4.000%,  7/15/2024 1,507,558
3,000,000 5.850%,  7/15/2025 3,149,491
Fidelity National Information
Services, Inc.
1,800,000 0.600%,  3/1/2024 1,707,527
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 1,969,321
Global Payments, Inc.
1,075,000 3.750%,  6/1/2023 1,080,053
2,000,000 1.500%,  11/15/2024 1,889,166
875,000 2.650%,  2/15/2025 844,367
Jabil, Inc.
1,500,000 4.250%,  5/15/2027
d
1,485,797
Marvell Technology, Inc.
1,000,000 4.200%,  6/22/2023 1,009,276
Microchip Technology, Inc.
2,000,000 0.983%,  9/1/2024
a
1,876,279
Micron Technology, Inc.
1,000,000 4.975%,  2/6/2026 1,024,490
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,605,000 2.700%,  5/1/2025
a
1,534,281
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,139,585
3,250,000 2.950%,  5/15/2025 3,144,366
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
a
999,199
1,000,000 2.679%,  7/19/2024
a
977,021
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,437,485
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,463,937
SK Hynix, Inc.
1,000,000 1.000%,  1/19/2024
a
955,730
Tencent Holdings, Ltd.
2,425,000 3.800%,  2/11/2025
a,f
2,415,130
1,025,000 1.810%,  1/26/2026
a,f
943,016
VMware, Inc.
2,000,000 0.600%,  8/15/2023 1,935,121
650,000 1.400%,  8/15/2026 582,614
Western Digital Corporation
3,000,000 4.750%,  2/15/2026 2,978,100
Total 45,589,073

Limited Maturity Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.6%) Value
Transportation (1.7%)
Air Canada Pass Through Trust
$ 610,622 3.875%,  3/15/2023
a
$ 602,410
Air Lease Corporation
1,500,000 4.250%,  2/1/2024 1,510,611
2,500,000 0.800%,  8/18/2024 2,323,987
British Airways plc
703,806 4.625%,  6/20/2024
a
703,078
Canadian Pacific Railway
Company
2,000,000 1.350%,  12/2/2024 1,894,398
Continental Airlines, Inc.
1,309,024 4.150%,  4/11/2024 1,299,942
Delta Air Lines, Inc.
2,000,000 7.000%,  5/1/2025
a
2,140,813
2,850,000 4.500%,  10/20/2025
a
2,830,712
Mileage Plus Holdings, LLC
3,100,000 6.500%,  6/20/2027
a
3,161,938
Penske Truck Leasing Company,
LP
1,000,000 2.700%,  11/1/2024
a
972,314
1,000,000 3.950%,  3/10/2025
a
999,350
1,200,000 1.200%,  11/15/2025
a
1,089,203
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,006,163
Southwest Airlines Company
2,275,000 4.750%,  5/4/2023 2,314,672
1,650,000 5.250%,  5/4/2025 1,705,638
TTX Company
650,000 4.125%,  10/1/2023
a
659,535
Total 25,214,764
U.S. Government & Agencies (6.2%)
U.S. Treasury Notes
3,430,000 2.000%,  11/30/2022 3,437,905
5,600,000 0.125%,  1/31/2023 5,527,813
3,730,000 1.375%,  2/15/2023 3,715,138
2,000,000 0.125%,  4/30/2023 1,960,156
3,875,000 2.750%,  7/31/2023 3,892,105
26,500,000 0.125%,  8/31/2023 25,691,543
22,375,000 0.125%,  1/15/2024 21,446,787
20,000,000 0.875%,  1/31/2024 19,393,750
1,500,000 2.500%,  1/31/2024 1,495,957
2,500,000 0.250%,  6/15/2024 2,370,996
2,750,000 2.125%,  7/31/2024 2,710,361
Total 91,642,511
Utilities (3.0%)
AES Corporation
2,750,000 3.300%,  7/15/2025
a
2,662,825
Alexander Funding Trust
3,500,000 1.841%,  11/15/2023
a
3,358,490
Ameren Corporation
750,000 2.500%,  9/15/2024 736,085
American Electric Power
Company, Inc.
1,250,000 2.031%,  3/15/2024 1,216,972
1,425,000 1.000%,  11/1/2025 1,296,325
Berkshire Hathaway Energy
Company
1,925,000 4.050%,  4/15/2025 1,949,774
Principal
Amount Long-Term Fixed Income (97.6%) Value
Utilities (3.0%) - continued
CenterPoint Energy Resources
Corporation
$ 2,000,000 0.700%,  3/2/2023 $ 1,957,972
CenterPoint Energy, Inc.
1,250,000 1.450%,  6/1/2026 1,137,103
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,139,777
DTE Energy Company
1,500,000 2.529%,  10/1/2024 1,461,604
Duke Energy Corporation
1,000,000 3.250%,  1/15/2082
c
850,619
1,085,000 0.900%,  9/15/2025 993,388
Edison International
1,580,000 2.950%,  3/15/2023 1,574,438
Entergy Corporation
1,130,000 0.900%,  9/15/2025 1,022,932
Exelon Corporation
1,250,000 3.497%,  6/1/2022 1,250,000
Georgia Power Company
1,050,000 2.100%,  7/30/2023 1,039,466
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,502,414
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,505,216
National Rural Utilities Cooperative
Finance Corporation
850,000 4.750%,  4/30/2043
c
799,046
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
c,g
1,206,250
1,080,000 0.950%,  8/15/2025 979,366
OGE Energy Corporation
2,000,000 0.703%,  5/26/2023 1,945,951
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 1,967,675
Sempra Energy
3,250,000 3.300%,  4/1/2025 3,204,727
Southern California Edison
Company
2,000,000 1.100%,  4/1/2024 1,918,974
Southern Company
1,500,000 2.950%,  7/1/2023
f
1,500,641
1,100,000 4.000%,  1/15/2051
c
1,045,176
1,250,000 3.750%,  9/15/2051
c
1,125,000
WEC Energy Group, Inc.
1,360,000 0.550%,  9/15/2023 1,312,700
Total 44,660,906
Total Long-Term Fixed Income
(cost $1,500,552,813) 1,438,923,729
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
6,918,520 Thrivent Cash Management Trust 6,918,520
Total Collateral Held for
Securities Loaned
(cost $6,918,520) 6,918,520

Limited Maturity Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 7.609%
c
$ 1,463,940
Total 1,463,940
Total Preferred Stock
(cost $1,490,400) 1,463,940
Shares or
Principal
Amount Short-Term Investments ( 2.6% ) Value
Federal Home Loan Bank Discount
Notes
13,000,000 0.250%, 5/9/2022
h
12,998,790
100,000 0.200%, 5/10/2022
h,i
99,989
25,000,000 0.242%, 5/11/2022
h
24,997,007
100,000 0.370%, 5/13/2022
h,i
99,985
700,000 0.315%, 5/24/2022
h,i
699,795
100,000 0.550%, 6/21/2022
h,i
99,901
100,000 0.693%, 7/6/2022
h,i
99,838
100,000 0.855%, 7/22/2022
h,i
99,799
Total Short-Term Investments
(cost $39,196,767) 39,195,104
Total Investments (cost
$1,548,158,500) 100.8% $1,486,501,293
Other Assets and Liabilities, Net
(0.8%) (11,944,044)
Total Net Assets 100.0% $1,474,557,249
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $701,936,389 or 47.6%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 29, 2022.
c Denotes variable rate securities. The rate shown is as of
April 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of April 29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 6,025,967
Total lending $6,025,967
Gross amount payable upon return of
collateral for securities loaned $6,918,520
Net amounts due to counterparty $892,553
Definitions:
CLO - Collateralized Loan Obligation
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 6,719,028
Gross unrealized depreciation (68,485,782)
Net unrealized appreciation (depreciation) $ (61,766,754)
Cost for federal income tax purposes $ 1,550,997,108

Limited Maturity Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 231,693,979 – 231,693,979 –
Basic Materials 25,842,886 – 25,842,886 –
Capital Goods 24,687,592 – 24,687,592 –
Collateralized Mortgage Obligations 253,371,449 – 253,371,449 –
Commercial Mortgage-Backed Securities 13,751,518 – 13,751,518 –
Communications Services 45,871,716 – 45,871,716 –
Consumer Cyclical 74,186,912 – 74,186,912 –
Consumer Non-Cyclical 79,095,800 – 79,095,800 –
Energy 78,006,037 – 78,006,037 –
Financials 391,838,752 – 391,838,752 –
Foreign Government 3,015,285 – 3,015,285 –
Mortgage-Backed Securities 10,454,549 – 10,454,549 –
Technology 45,589,073 – 45,589,073 –
Transportation 25,214,764 – 25,214,764 –
U.S. Government & Agencies 91,642,511 – 91,642,511 –
Utilities 44,660,906 – 44,660,906 –
Preferred Stock
Financials 1,463,940 1,463,940 – –
Short-Term Investments 39,195,104 – 39,195,104 –
Subtotal Investments in Securities $1,479,582,773 $1,463,940 $1,478,118,833 $–
Other Investments  * Total
Collateral Held for Securities Loaned 6,918,520
Subtotal Other Investments $6,918,520
Total Investments at Value $1,486,501,293
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 5,502,902 5,502,902 – –
Total Asset Derivatives $5,502,902 $5,502,902 $– $–
Liability Derivatives
Futures Contracts 2,773,841 2,773,841 – –
Total Liability Derivatives $2,773,841 $2,773,841 $– $–

Limited Maturity Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Limited Maturity Bond Fund's futures contracts held as of April 29, 2022. Investments and/or cash totaling $1,199,307 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 42 June 2022 $ 5,221,917 ( $ 217,354)
CBOT U.S. Long Bond 65 June 2022 10,059,978 (915,291)
Ultra 10-Yr. U.S. Treasury Note 148 June 2022 20,733,196 (1,641,196)
Total Futures Long Contracts $ 36,015,091 ( $ 2,773,841)
CBOT 2-Yr. U.S. Treasury Note (1,258) June 2022 ( $ 269,835,669) $ 4,633,544
CBOT 5-Yr. U.S. Treasury Note (179) June 2022 (21,037,625) 869,358
Total Futures Short Contracts ( $ 290,873,294) $5,502,902
Total Futures Contracts ( $ 254,858,203) $2,729,061
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2022, for Limited Maturity Bond
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 5,502,902
Total Interest Rate Contracts 5,502,902
Total Asset Derivatives $5,502,902
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,773,841
Total Interest Rate Contracts 2,773,841
Total Liability Derivatives $2,773,841
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2022, for
Limited Maturity Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 5,253,209
Total Interest Rate Contracts 5,253,209
Total $5,253,209
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2022, for Limited Maturity Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 392,821
Total Interest Rate Contracts 392,821
Total $392,821

Limited Maturity Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Limited Maturity Bond Fund's average volume of derivative activity during the period ended April 29, 2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $44,077,418
Futures - Short (275,692,100)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $40,971 $92,876 $133,847 $– – –%
Total Affiliated Short-Term Investments 40,971 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   2,365 18,044 13,490 6,919 6,919 0.5
Total Collateral Held for Securities Loaned 2,365 6,919 0.5
Total Value $43,336 $6,919
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $29 $(29) $– $4
Total Income/Non Income Cash from Affiliated Investments $4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 6
Total Affiliated Income from Securities Loaned, Net $6
Total $29 $(29) $0

Low Volatility Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.3% ) Value
Communications Services (10.8%)
2,085 Activision Blizzard, Inc. $ 157,626
52 Alphabet, Inc., Class C
a
119,565
12,157 Auto Trader Group plc
b
95,945
4,852 BCE, Inc. 257,963
209 Charter Communications, Inc.
a
89,555
26,000 CITIC Telecom International
Holdings, Ltd. 9,330
1,484 Comcast Corporation 59,004
1,760 Electronic Arts, Inc. 207,768
1,482 Elisa Oyj 86,877
13,000 HKT Trust and HKT, Ltd. 18,654
400 Nintendo Company, Ltd. 182,556
5,000 Nippon Telegraph and Telephone
Corporation 147,347
11,200 SKY Perfect JSAT Holdings, Inc. 36,281
40,700 SoftBank Corporation 473,661
43 Swisscom AG 25,426
14,472 TELUS Corporation 362,068
14,397 Verizon Communications, Inc. 666,581
1,818 Walt Disney Company
a
202,943
3,060 Warner Bros. Discovery, Inc.
a
55,539
Total 3,254,689
Consumer Discretionary (6.1%)
1,321 AcadeMedia AB
b
7,457
935 ARB Corporation, Ltd. 25,916
11,550 B&M European Value Retail SA 70,768
977 Dollarama, Inc. 54,316
4,105 Domino's Pizza Group plc 17,943
16,305 Europris ASA
b
82,850
321 Ferrari NV 67,588
3,700 Heiwa Corporation 55,632
51 Hermes International 62,886
401 Home Depot, Inc. 120,460
1,674 JB Hi-Fi, Ltd. 61,999
1,500 KOMEDA Holdings Company, Ltd. 25,840
339 La Francaise des Jeux SAEM
b
12,659
1,899 McDonald's Corporation 473,155
2,700 McDonald's Holdings Company
(Japan), Ltd. 107,117
1,756 NIKE, Inc. 218,973
1,223 Target Corporation 279,639
1,700 T-Gaia Corporation 21,547
614 Yum! Brands, Inc. 71,844
Total 1,838,589
Consumer Staples (14.4%)
4,782 Axfood AB 141,764
671 Church & Dwight Company, Inc. 65,463
5,413 Coca-Cola Company 349,734
7,092 Colgate-Palmolive Company 546,439
525 Costco Wholesale Corporation 279,153
3,795 General Mills, Inc. 268,420
382 Hershey Company 86,244
9,900 Japan Tobacco, Inc. 168,417
900 Kao Corporation 36,071
760 Kellogg Company 52,060
3,760 Koninklijke Ahold Delhaize NV 110,905
7,441 Kroger Company 401,516
17 Lindt & Spruengli AG 190,655
489 Monster Beverage Corporation
a
41,897
1,293 Nestle SA 166,919
2,035 PepsiCo, Inc. 349,430
3,310 Procter & Gamble Company 531,420
Shares Common Stock (97.3%) Value
Consumer Staples (14.4%) - continued
3,701 Walmart, Inc. $ 566,216
Total 4,352,723
Energy (1.0%)
19,800 Nippon Gas Company, Ltd. 280,969
933 Suncor Energy, Inc. 33,539
Total 314,508
Financials (7.0%)
330 Aon plc 95,037
317 Arthur J. Gallagher & Company 53,411
1,896 ASX, Ltd. 114,631
4,648 Bank Leumi Le-Israel BM 48,780
734 Berkshire Hathaway, Inc.
a
236,957
63 Equitable Group, Inc. 2,827
311 FactSet Research Systems, Inc. 125,485
1,323 Intercontinental Exchange, Inc. 153,217
2,144 Laurentian Bank of Canada 65,205
40 MarketAxess Holdings, Inc. 10,544
984 Marsh & McLennan Companies,
Inc. 159,113
11,100 Matsui Securities Company, Ltd. 68,652
79,000 Mitsubishi HC Capital, Inc. 355,458
5,893 Mizrahi Tefahot Bank, Ltd. 217,980
460 Moody's Corporation 145,581
2,563 New York Community Bancorp,
Inc. 23,682
443 Progressive Corporation 47,561
388 S&P Global, Inc. 146,082
656 Topdanmark AS 36,916
Total 2,107,119
Health Care (18.8%)
3,123 Abbott Laboratories 354,460
953 Agilent Technologies, Inc. 113,664
24,504 Alliance Pharma plc 35,126
247 Amgen, Inc. 57,598
2,400 Astellas Pharma, Inc. 36,542
2,827 Baxter International, Inc. 200,887
1,933 Becton, Dickinson and Company 477,818
2,900 Chugai Pharmaceutical Company,
Ltd. 86,899
282 Coloplast AS 37,993
25 Comet Holding AG 5,404
670 Danaher Corporation 168,257
1,268 Dechra Pharmaceuticals plc 57,460
321 Eli Lilly and Company 93,774
381 Embecta Corporation
a
11,594
651 Eurofins Scientific SE 60,503
2,827 Galenica AG
b
208,173
4,047 Gilead Sciences, Inc. 240,149
356 Incyte Corporation
a
26,686
3,793 Johnson & Johnson 684,485
541 Laboratorios Farmaceuticos ROVI,
SA 36,940
67 Masimo Corporation
a
7,569
1,100 Merck & Company, Inc. 97,559
178 Merck KGaA 33,024
872 Novartis AG 77,058
2,908 Novo Nordisk AS 332,170
4,962 QIAGEN NV
a
228,834
2,306 Recordati SPA 111,123
59 Regeneron Pharmaceuticals, Inc.
a
38,887

Low Volatility Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.3%) Value
Health Care (18.8%) - continued
1,071 Roche Holding AG, Participation
Certificates $ 397,142
3,981 Sanofi 420,772
104 Siegfried Holding AG 75,394
56 Sonova Holding AG 20,195
638 Tecan Group AG 191,730
282 UnitedHealth Group, Inc. 143,411
1,666 Vertex Pharmaceuticals, Inc.
a
455,185
331 Zoetis, Inc. 58,670
Total 5,683,135
Industrials (7.9%)
409 3M Company 58,986
24 A.P. Moller - Maersk AS, Class B 69,461
375 Canadian National Railway
Company 44,101
151 Cintas Corporation 59,986
3,100 COMSYS Holdings Corporation 64,363
2,938 CSX Corporation 100,891
235 DSV AS 38,529
8,500 EXEO Group, Inc. 141,506
209 IDEX Corporation 39,672
7,700 Kamigumi Company, Ltd. 130,738
23,700 Kandenko Company, Ltd. 150,296
230 Kuehne & Nagel International AG 64,342
358 Linde plc 111,682
308 Lockheed Martin Corporation 133,093
8,900 Nikkon Holdings Company, Ltd. 134,800
317 Norfolk Southern Corporation 81,748
322 Republic Services, Inc. 43,235
1,600 SHO-BOND Holdings Company,
Ltd. 67,248
579 Union Pacific Corporation 135,654
1,433 Verisk Analytics, Inc. 292,404
2,564 Waste Management, Inc. 421,624
Total 2,384,359
Information Technology (18.4%)
1,685 Accenture plc 506,107
758 Adobe, Inc.
a
300,130
690 Apple, Inc. 108,779
69 Autodesk, Inc.
a
13,060
588 Automatic Data Processing, Inc. 128,290
681 Booz Allen Hamilton Holding
Corporation 55,590
246 Broadcom, Inc. 136,380
1,079 CGI, Inc.
a
86,041
782 Check Point Software
Technologies, Ltd.
a
98,759
6,083 Cisco Systems, Inc. 297,945
89 Constellation Software, Inc. 140,074
17,100 Elecom Company, Ltd. 205,051
336 Fidelity National Information
Services, Inc. 33,314
404 Genpact, Ltd. 16,269
1,071 Global Payments, Inc. 146,706
200 ITOCHU Techno-Solutions
Corporation 4,683
2,409 Jack Henry & Associates, Inc. 456,698
2,374 Keysight Technologies, Inc.
a
333,001
559 Logitech International SA 36,379
474 Mastercard, Inc. 172,242
1,015 Microsoft Corporation 281,683
191 Motorola Solutions, Inc. 40,815
Shares Common Stock (97.3%) Value
Information Technology (18.4%) - continued
6,100 Oracle Corporation Japan $ 391,995
628 Salesforce, Inc.
a
110,490
381 Skyworks Solutions, Inc. 43,167
303 Synopsys, Inc.
a
86,897
2,626 Texas Instruments, Inc. 447,077
886 Thomson Reuters Corporation 88,583
806 Tyler Technologies, Inc.
a
318,136
200 VeriSign, Inc.
a
35,738
2,182 Visa, Inc. 465,050
Total 5,585,129
Materials (3.5%)
1,805 Franco-Nevada Corporation 272,844
13 Givaudan SA 51,669
2,179 Holmen AB 125,943
228 IMCD NV 36,303
287 Koninklijke DSM NV 48,247
4,461 Newmont Corporation 324,984
1,688 Symrise AG 200,863
Total 1,060,853
Real Estate (2.3%)
110 Bachem Holding AG 47,999
15,800 Link REIT 136,477
642 National Storage Affiliates Trust 36,337
194 PSP Swiss Property AG 24,450
1,206 Public Storage, Inc. 448,029
Total 693,292
Utilities (7.1%)
9,286 Consolidated Edison, Inc. 861,184
1,521 Entergy Corporation 180,771
68,000 HK Electric Investments, Ltd. 67,159
56 NextEra Energy, Inc. 3,977
15,474 NiSource, Inc. 450,603
3,662 Sempra Energy 590,900
Total 2,154,594
Total Common Stock
(cost $27,271,834) 29,428,990
Shares Short-Term Investments ( 2.0% ) Value
Thrivent Core Short-Term Reserve
Fund
61,173 0.830% 611,725
Total Short-Term Investments
(cost $611,725) 611,725
Total Investments (cost
$27,883,559) 99.3% $30,040,715
Other Assets and Liabilities, Net
0.7% 226,105
Total Net Assets 100.0% $30,266,820
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $407,084 or 1.3% of total net assets.

Low Volatility Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 3,700,584
Gross unrealized depreciation (1,681,981)
Net unrealized appreciation (depreciation) $ 2,018,603
Cost for federal income tax purposes $ 27,988,372
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,254,689 1,558,581 1,696,108 –
Consumer Discretionary 1,838,589 1,164,071 674,518 –
Consumer Staples 4,352,723 3,537,992 814,731 –
Energy 314,508 – 314,508 –
Financials 2,107,119 1,196,670 910,449 –
Health Care 5,683,135 3,230,653 2,452,482 –
Industrials 2,384,359 1,478,975 905,384 –
Information Technology 5,585,129 4,632,323 952,806 –
Materials 1,060,853 597,828 463,025 –
Real Estate 693,292 484,366 208,926 –
Utilities 2,154,594 2,087,435 67,159 –
Subtotal Investments in Securities $29,428,990 $19,968,894 $9,460,096 $–
Other Investments  * Total
Affiliated Short-Term Investments 611,725
Subtotal Other Investments $611,725
Total Investments at Value $30,040,715
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 33,740 33,740 – –
Total Liability Derivatives $33,740 $33,740 $– $–
The following table presents Low Volatility Equity Fund's futures contracts held as of April 29, 2022. Investments and/or cash totaling $64,533 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 6 June 2022 $ 550,880 ( $ 33,740)
Total Futures Long Contracts $ 550,880 ( $ 33,740)
Total Futures Contracts $ 550,880 ($33,740)

Low Volatility Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2022, for Low Volatility Equity Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 33,740
Total Equity Contracts 33,740
Total Liability Derivatives $33,740
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2022, for Low
Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (12,349)
Total Equity Contracts (12,349)
Total ($12,349)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2022, for Low Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (53,688)
Total Equity Contracts (53,688)
Total ($53,688)
The following table presents Low Volatility Equity Fund's average volume of derivative activity during the period ended April 29, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $663,868

Low Volatility Equity Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $903 $4,140 $4,431 $612 61 2.0%
Total Affiliated Short-Term Investments 903 612 2.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 539 539 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $903 $612
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $– $– $– $2
Total Income/Non Income Cash from Affiliated Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.9% ) Value
Communications Services (3.1%)
2,596 Match Group, Inc.
a
$ 205,473
2,724 Zillow Group, Inc.
a
105,283
4,828 ZoomInfo Technologies, Inc.
a
228,847
Total 539,603
Consumer Discretionary (13.1%)
2,089 Aptiv plc
a
222,270
1,131 Burlington Stores, Inc.
a
230,226
2,487 Caesars Entertainment, Inc.
a
164,838
1,698 Chegg, Inc.
a
42,009
186 Chipotle Mexican Grill, Inc.
a
270,743
1,605 Five Below, Inc.
a
252,146
652 Freshpet, Inc.
a
60,864
591 Lithia Motors, Inc. 167,330
43 NVR, Inc.
a
188,177
1,461 Planet Fitness, Inc.
a
116,924
610 Ulta Beauty, Inc.
a
242,048
3,335 Wyndham Hotels & Resorts, Inc. 293,347
Total 2,250,922
Consumer Staples (1.7%)
4,463 Lamb Weston Holdings, Inc. 295,004
Total 295,004
Energy (0.4%)
1,544 Matador Resources Company 75,378
Total 75,378
Financials (8.3%)
1,422 Arthur J. Gallagher & Company 239,593
1,157 Kinsale Capital Group, Inc. 256,495
629 MSCI, Inc. 264,966
1,155 Signature Bank 279,799
2,387 Tradeweb Markets, Inc. 169,931
2,736 Western Alliance Bancorp 208,237
Total 1,419,021
Health Care (17.2%)
4,211 Agilon Health, Inc.
a
74,829
633 Argenx SE ADR
a
181,873
992 Ascendis Pharma AS ADR
a
90,540
8,251 Avantor, Inc.
a
263,042
690 Bio-Techne Corporation 261,986
2,800 Centene Corporation
a
225,540
623 Charles River Laboratories
International, Inc.
a
150,461
616 Cooper Companies, Inc. 222,401
716 DexCom, Inc.
a
292,543
1,919 Edwards Lifesciences Corporation
a
202,992
1,763 Guardant Health, Inc.
a
108,777
1,473 Immunocore Holdings plc ADR
a
48,034
1,223 Insulet Corporation
a
292,285
1,433 Omnicell, Inc.
a
156,441
842 Repligen Corporation
a
132,396
821 Sarepta Therapeutics, Inc.
a
59,375
1,149 Zoetis, Inc. 203,660
Total 2,967,175
Industrials (21.0%)
2,033 ASGN, Inc.
a
230,644
1,155 Carlisle Companies, Inc. 299,561
2,052 Chart Industries, Inc.
a
346,419
Shares Common Stock (95.9%) Value
Industrials (21.0%) - continued
8,704 Driven Brands Holdings, Inc.
a
$ 242,754
728 Generac Holdings, Inc.
a
159,709
10,257 Howmet Aerospace, Inc. 349,969
776 IDEX Corporation 147,300
1,530 Middleby Corporation
a
235,452
537 Old Dominion Freight Line, Inc. 150,424
2,346 Regal Rexnord Corporation 298,505
2,995 TransUnion 262,122
1,267 Trex Company, Inc.
a
73,727
1,019 United Rentals, Inc.
a
322,534
2,918 Vicor Corporation
a
176,597
9,227 WillScot Mobile Mini Holdings
Corporation
a
323,868
Total 3,619,585
Information Technology (23.2%)
3,743 Amphenol Corporation 267,625
3,596 AppLovin Corporation
a
137,187
1,683 Arista Networks, Inc.
a
194,504
1,553 Bill.com Holdings, Inc.
a
265,113
4,472 Cognex Corporation 302,441
376 Coupa Software, Inc.
a
32,449
390 EPAM Systems, Inc.
a
103,346
2,280 Five9, Inc.
a
251,028
363 HubSpot, Inc.
a
137,733
248 Lam Research Corporation 115,508
2,327 Lattice Semiconductor
Corporation
a
111,789
468 MKS Instruments, Inc. 53,343
699 Monolithic Power Systems, Inc. 274,176
1,264 Okta, Inc.
a
150,808
704 Palo Alto Networks, Inc.
a
395,141
857 Paycom Software, Inc.
a
241,220
2,139 PTC, Inc.
a
244,295
3,464 Sprout Social, Inc.
a
212,274
769 Synopsys, Inc.
a
220,542
526 Tyler Technologies, Inc.
a
207,617
566 Universal Display Corporation 72,295
Total 3,990,434
Materials (4.5%)
1,855 AptarGroup, Inc. 213,010
558 Martin Marietta Materials, Inc. 197,655
716 Quaker Chemical Corporation 116,500
2,871 RPM International, Inc. 238,006
Total 765,171
Real Estate (3.4%)
919 Camden Property Trust 144,182
2,521 CBRE Group, Inc.
a
209,344
684 SBA Communications Corporation 237,423
Total 590,949
Total Common Stock
(cost $16,892,561) 16,513,242
Shares
Registered Investment
Companies ( 1.6% ) Value
Unaffiliated  (1.6%)
1,093 SPDR S&P Biotech ETF
a
80,696

Mid Cap Growth Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (1.6%) Value
Unaffiliated  (1.6%)- continued
1,420 SPDR S&P Oil & Gas Exploration
ETF
b
$ 187,170
Total 267,866
Total Registered Investment
Companies (cost $253,227) 267,866
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
179,725 Thrivent Cash Management Trust 179,725
Total Collateral Held for
Securities Loaned
(cost $179,725) 179,725
Shares Short-Term Investments ( 1.9% ) Value
Thrivent Core Short-Term Reserve
Fund
32,806 0.830% 328,057
Total Short-Term Investments
(cost $328,057) 328,057
Total Investments (cost
$17,653,570) 100.4% $ 17,288,890
Other Assets and Liabilities, Net
(0.4%) (70,072)
Total Net Assets 100.0% $17,218,818
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of April 29, 2022:
Securities Lending Transactions
Common Stock $ 171,353
Total lending $171,353
Gross amount payable upon return of
collateral for securities loaned $179,725
Net amounts due to counterparty $8,372
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,705,464
Gross unrealized depreciation (2,190,124)
Net unrealized appreciation (depreciation) ($484,660)
Cost for federal income tax purposes $17,773,550
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 539,603 539,603 – –
Consumer Discretionary 2,250,922 2,250,922 – –
Consumer Staples 295,004 295,004 – –
Energy 75,378 75,378 – –
Financials 1,419,021 1,419,021 – –
Health Care 2,967,175 2,967,175 – –
Industrials 3,619,585 3,619,585 – –
Information Technology 3,990,434 3,990,434 – –
Materials 765,171 765,171 – –
Real Estate 590,949 590,949 – –
Registered Investment Companies
Unaffiliated 267,866 267,866 – –
Subtotal Investments in Securities $16,781,108 $16,781,108 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 328,057
Collateral Held for Securities Loaned 179,725
Subtotal Other Investments $507,782
Total Investments at Value $17,288,890
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $539 $3,979 $4,190 $ 328 33 1.9%
Total Affiliated Short-Term Investments 539 328 1.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   466 3,268 3,554 180 180 1.0
Total Collateral Held for Securities Loaned 466 180 1.0
Total Value $1,005 $508
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $– $– $– $1
Total Income/Non Income Cash from Affiliated Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $0

Mid Cap Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 94.3% ) Value
Communications Services (0.9%)
1,126,838 DISH Network Corporation
a
$ 32,126,152
Total 32,126,152
Consumer Discretionary (12.1%)
391,907 Aptiv plc
a
41,698,905
493,434 Caesars Entertainment, Inc.
a
32,704,805
45,874 Chipotle Mexican Grill, Inc.
a
66,774,653
262,621 Expedia Group, Inc.
a
45,893,020
1,149,071 Harley-Davidson, Inc. 41,883,638
202,807 Lululemon Athletica, Inc.
a
71,921,446
20,039 NVR, Inc.
a
87,694,872
105,922 RH
a
35,602,503
Total 424,173,842
Consumer Staples (3.6%)
1,445,589 Hain Celestial Group, Inc.
a
48,485,055
1,187,097 Lamb Weston Holdings, Inc. 78,467,112
Total 126,952,167
Energy (4.1%)
1,517,878 Devon Energy Corporation 88,294,963
481,373 Valero Energy Corporation 53,663,462
Total 141,958,425
Financials (14.9%)
1,706,074 Ally Financial, Inc. 68,174,717
1,816,042 Arch Capital Group, Ltd.
a
82,938,638
817,388 Assured Guaranty, Ltd. 45,078,948
1,883,557 Equitable Holdings, Inc. 54,302,949
366,857 Kinsale Capital Group, Inc. 81,328,528
2,050,043 Radian Group, Inc. 43,850,420
959,811 Western Alliance Bancorp 73,051,215
1,261,874 Zions Bancorporation NA 71,308,500
Total 520,033,915
Health Care (8.2%)
82,156 Align Technology, Inc.
a
23,817,846
293,589 Biohaven Pharmaceutical Holding
Company, Ltd.
a
26,179,331
125,330 Bio-Techne Corporation 47,586,548
511,719 Edwards Lifesciences Corporation
a
54,129,636
166,033 Insulet Corporation
a
39,680,226
1,086,288 NuVasive, Inc.
a
55,878,655
535,843 Syneos Health, Inc.
a
39,164,765
Total 286,437,007
Industrials (15.8%)
433,878 Advanced Drainage Systems, Inc. 44,455,140
2,851,118 Dun & Bradstreet Holdings, Inc.
a
45,019,153
1,672,273 Howmet Aerospace, Inc. 57,057,955
267,597 Old Dominion Freight Line, Inc. 74,959,272
650,459 Quanta Services, Inc. 75,440,235
424,011 Regal Rexnord Corporation 53,951,160
1,124,173 Southwest Airlines Company
a
52,521,362
950,660 Timken Company 54,796,042
293,029 United Rentals, Inc.
a
92,749,539
Total 550,949,858
Information Technology (10.9%)
174,689 ANSYS, Inc.
a
48,160,011
753,124 AppLovin Corporation
a
28,731,681
189,004 Bill.com Holdings, Inc.
a
32,264,873
Shares Common Stock (94.3%) Value
Information Technology (10.9%) - continued
752,131 Calix, Inc.
a
$ 30,017,548
1,051,543 Ciena Corporation
a
58,013,627
1,897,983 Dropbox, Inc.
a
41,281,130
240,766 NICE, Ltd. ADR
a
49,696,510
1,465,303 Sonos, Inc.
a
33,438,214
867,704 Trimble, Inc.
a
57,875,857
Total 379,479,451
Materials (8.8%)
783,774 Ashland Global Holdings, Inc. 82,272,757
759,683 Ball Corporation 61,655,872
518,913 PPG Industries, Inc. 66,415,675
1,112,588 Steel Dynamics, Inc. 95,404,421
Total 305,748,725
Real Estate (8.2%)
442,732 Alexandria Real Estate Equities,
Inc. 80,648,061
481,303 Camden Property Trust 75,511,628
411,774 Digital Realty Trust, Inc. 60,168,417
1,253,579 Duke Realty Corporation 68,633,450
Total 284,961,556
Utilities (6.8%)
1,711,535 Alliant Energy Corporation 100,655,373
2,124,538 CenterPoint Energy, Inc. 65,032,108
604,709 Entergy Corporation 71,869,665
Total 237,557,146
Total Common Stock
(cost $2,565,845,208) 3,290,378,244
Shares Short-Term Investments ( 5.5% ) Value
Thrivent Core Short-Term Reserve
Fund
19,149,517 0.830% 191,495,174
Total Short-Term Investments
(cost $191,467,036) 191,495,174
Total Investments (cost
$2,757,312,244) 99.8% $3,481,873,418
Other Assets and Liabilities, Net
0.2% 6,712,032
Total Net Assets 100.0% $3,488,585,450
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Mid Cap Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 868,277,558
Gross unrealized depreciation (148,316,708)
Net unrealized appreciation (depreciation) $ 719,960,850
Cost for federal income tax purposes $ 2,761,912,568
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 32,126,152 32,126,152 – –
Consumer Discretionary 424,173,842 424,173,842 – –
Consumer Staples 126,952,167 126,952,167 – –
Energy 141,958,425 141,958,425 – –
Financials 520,033,915 520,033,915 – –
Health Care 286,437,007 286,437,007 – –
Industrials 550,949,858 550,949,858 – –
Information Technology 379,479,451 379,479,451 – –
Materials 305,748,725 305,748,725 – –
Real Estate 284,961,556 284,961,556 – –
Utilities 237,557,146 237,557,146 – –
Subtotal Investments in Securities $3,290,378,244 $3,290,378,244 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 191,495,174
Subtotal Other Investments $191,495,174
Total Investments at Value $3,481,873,418
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $189,178 $296,136 $293,819 $191,495 19,150 5.5%
Total Affiliated Short-Term Investments 189,178 191,495 5.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   20,280 127,019 147,299 – – –
Total Collateral Held for Securities Loaned 20,280 – –
Total Value $209,458 $191,495
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $– $– $– $304
Total Income/Non Income Cash from Affiliated Investments $304
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 14 21
Total Affiliated Income from Securities Loaned, Net $21
Total $– $– $14

Mid Cap Value Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.5% ) Value
Communications Services (2.0%)
13,920 Imax Corporation
a
$ 220,215
6,128 Warner Bros. Discovery, Inc.
a
111,223
Total 331,438
Consumer Discretionary (9.9%)
841 Aptiv plc
a
89,482
3,961 Cedar Fair, LP
a
211,676
2,721 Dollar Tree, Inc.
a
442,027
3,574 eBay, Inc. 185,562
1,495 Lear Corporation 191,270
1,197 Mohawk Industries, Inc.
a
168,849
1,386 Polaris, Inc. 131,587
6,599 Tapestry, Inc. 217,239
Total 1,637,692
Consumer Staples (5.3%)
4,953 Hain Celestial Group, Inc.
a
166,124
6,460 Lamb Weston Holdings, Inc. 427,006
3,274 Sysco Corporation 279,861
Total 872,991
Energy (6.5%)
10,718 Enterprise Products Partners, LP 277,704
6,044 Helmerich & Payne, Inc. 278,205
2,208 Marathon Petroleum Corporation 192,670
1,451 Pioneer Natural Resources
Company 337,314
Total 1,085,893
Financials (18.1%)
1,125 Capital One Financial Corporation 140,197
2,501 Cboe Global Markets, Inc. 282,563
2,720 Comerica, Inc. 222,768
10,779 Eastern Bankshares, Inc. 206,526
5,019 Enterprise Financial Services
Corporation 221,689
8,222 Equitable Holdings, Inc. 237,040
3,732 Hartford Financial Services Group,
Inc. 260,979
2,187 M&T Bank Corporation 364,442
1,861 Raymond James Financial, Inc. 181,373
3,457 Selective Insurance Group, Inc. 284,719
4,203 Voya Financial, Inc. 265,377
3,966 Wintrust Financial Corporation 346,311
Total 3,013,984
Health Care (9.1%)
2,414 Acadia Healthcare Company, Inc.
a
163,862
4,639 Baxter International, Inc. 329,648
4,103 Cardinal Health, Inc. 238,179
3,480 Centene Corporation
a
280,314
2,605 NuVasive, Inc.
a
134,001
2,563 Syneos Health, Inc.
a
187,330
1,420 Zimmer Biomet Holdings, Inc. 171,465
Total 1,504,799
Industrials (14.5%)
2,216 AGCO Corporation 282,318
8,823 Barnes Group, Inc. 296,276
959 Carlisle Companies, Inc. 248,726
3,933 Crane Company 378,473
1,522 JB Hunt Transport Services, Inc. 260,034
Shares Common Stock (95.5%) Value
Industrials (14.5%) - continued
1,599 Lincoln Electric Holdings, Inc. $ 215,433
1,211 Robert Half International, Inc. 119,054
5,274 Sensata Technologies Holding plc
a
239,492
7,767 Southwest Airlines Company
a
362,874
Total 2,402,680
Information Technology (11.6%)
2,986 Booz Allen Hamilton Holding
Corporation 243,747
3,658 CommVault Systems, Inc.
a
223,138
2,936 Fidelity National Information
Services, Inc. 291,104
2,205 Jabil, Inc. 127,295
3,607 Juniper Networks, Inc. 113,693
12,247 Knowles Corporation
a
226,814
7,299 NCR Corporation
a
255,684
2,863 ON Semiconductor Corporation
a
149,191
1,716 PTC, Inc.
a
195,984
1,785 Western Digital Corporation
a
94,730
Total 1,921,380
Materials (6.9%)
8,455 Axalta Coating Systems, Ltd.
a
214,503
6,362 Berry Plastics Group, Inc.
a
358,499
2,315 CF Industries Holdings, Inc. 224,161
3,323 LyondellBasell Industries NV 352,338
Total 1,149,501
Real Estate (8.0%)
983 Camden Property Trust 154,223
1,917 CBRE Group, Inc.
a
159,188
12,219 Healthcare Realty Trust, Inc. 330,891
4,296 Highwoods Properties, Inc. 175,449
12,210 Host Hotels & Resorts, Inc. 248,473
10,404 Kimco Realty Corporation 263,533
Total 1,331,757
Utilities (3.6%)
2,039 Alliant Energy Corporation 119,913
7,182 CenterPoint Energy, Inc. 219,841
3,849 Evergy, Inc. 261,155
Total 600,909
Total Common Stock
(cost $13,947,399) 15,853,024
Shares
Registered Investment
Companies ( 0.8% ) Value
Unaffiliated  (0.8%)
2,930 Fidelity US Utilities ETF 134,253
Total 134,253
Total Registered Investment
Companies (cost $116,254) 134,253

Mid Cap Value Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 3.5% ) Value
Thrivent Core Short-Term Reserve
Fund
57,739 0.830% $ 577,394
Total Short-Term Investments
(cost $577,394) 577,394
Total Investments (cost
$14,641,047) 99.8% $16,564,671
Other Assets and Liabilities, Net
0.2% 35,777
Total Net Assets 100.0% $16,600,448
a Non-income producing security.
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $2,387,263
Gross unrealized depreciation (457,659)
Net unrealized appreciation (depreciation) $1,929,604
Cost for federal income tax purposes $14,635,067
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 331,438 331,438 – –
Consumer Discretionary 1,637,692 1,637,692 – –
Consumer Staples 872,991 872,991 – –
Energy 1,085,893 1,085,893 – –
Financials 3,013,984 3,013,984 – –
Health Care 1,504,799 1,504,799 – –
Industrials 2,402,680 2,402,680 – –
Information Technology 1,921,380 1,921,380 – –
Materials 1,149,501 1,149,501 – –
Real Estate 1,331,757 1,331,757 – –
Utilities 600,909 600,909 – –
Registered Investment Companies
Unaffiliated 134,253 134,253 – –
Subtotal Investments in Securities $15,987,277 $15,987,277 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 577,394
Subtotal Other Investments $577,394
Total Investments at Value $16,564,671
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $192 $4,527 $4,142 $577 58 3.5%
Total Affiliated Short-Term Investments 192 577 3.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   215 749 964 – – –
Total Collateral Held for Securities Loaned 215 – –
Total Value $407 $577
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $– $– $– $1
Total Income/Non Income Cash from Affiliated Investments $1
Cash Management Trust- Collateral Investment   – – 0 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $0

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.4% )
a
Value
Basic Materials (0.1%)
Flexsys Holdings, Inc., Term Loan
$ 545,000
6.000%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 538,869
INEOS US Petrochem, LLC, Term
Loan
401,962
3.514%,  (LIBOR 1M +
2.750%), 1/29/2026
b
397,107
Innophos Holdings, Inc., Term
Loan
220,500
4.514%,  (LIBOR 1M +
3.750%), 2/7/2027
b
219,190
Mauser Packaging Solutions
Holding Company, Term Loan
321,560
3.705%,  (LIBOR 1M +
3.250%), 4/3/2024
b
314,888
Momentive Performance Materials
USA, LLC, Term Loan
218,812
4.020%,  (LIBOR 1M +
3.250%), 5/15/2024
b
217,036
Nouryon USA, LLC, Term Loan
467,065
4.006%,  (LIBOR 3M +
3.000%), 10/1/2025
b
459,863
Pixelle Specialty Solutions, LLC,
Term Loan
394,764
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
390,520
Sparta US HoldCo, LLC, Term
Loan
79,800
4.250%,  (LIBOR 1M +
3.500%), 8/2/2028
b
79,126
Venator Finance SARL, Term Loan
291,189
3.764%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
272,261
Total 2,888,860
Capital Goods (0.3%)
Bingo Industries, Ltd., Term Loan
199,000
4.496%,  (LIBOR 3M +
3.500%), 8/9/2028
b
194,771
BW Holding, Inc., Delayed Draw
86,979
5.239%,  (LIBOR 3M +
3.000%), 12/14/2028
b,d,e
84,805
BW Holding, Inc., Term Loan
511,175
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
498,396
CP Atlas Buyer, Inc., Term Loan
321,793
4.514%,  (LIBOR 1M +
3.750%), 11/23/2027
b
301,899
Foley Products Company, LLC,
Term Loan
438,000
5.250%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
431,430
Gemini HDPE, LLC, Term Loan
345,625
4.239%,  (LIBOR 3M +
3.000%), 12/31/2027
b
343,752
GFL Environmental, Inc., Term
Loan
365,375
4.239%,  (LIBOR 3M +
3.000%), 5/31/2025
b
364,348
Graham Packaging Company,
Inc., Term Loan
376,200
3.764%,  (LIBOR 1M +
3.000%), 8/4/2027
b
367,995
Principal
Amount Bank Loans (1.4%)
a
Value
Capital Goods (0.3%) - continued
Grinding Media, Inc., Term Loan
$ 552,225
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
$ 539,800
Groupe Solmax, Inc., Term Loan
479,012
5.500%,  (LIBOR 3M +
4.750%), 5/27/2028
b
465,839
HRNI Holdings, LLC, Term Loan
260,325
5.014%,  (LIBOR 1M +
4.250%), 12/10/2028
b
258,156
Hyperion Materials &
Technologies, Inc., Term Loan
336,656
5.008%,  (LIBOR 3M +
4.500%), 8/30/2028
b
333,458
LABL, Inc., Term Loan
132,169
5.764%,  (LIBOR 1M +
5.000%), 10/29/2028
b
129,609
LRS Holdings, LLC, Term Loan
266,333
5.014%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
263,669
LTR Intermediate Holdings, Inc.,
Term Loan
272,318
5.506%,  (LIBOR 3M +
4.500%), 5/7/2028
b
269,140
Novae, LLC, Delayed Draw
146,000
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
143,628
Novae, LLC, Term Loan
511,000
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
502,696
Pactiv Evergreen Group Holdings,
Inc., Term Loan
162,937
4.014%,  (LIBOR 1M +
3.250%), 2/5/2026
b
158,253
Quikrete Holdings Inc., Term Loan
325,000
3.764%,  (LIBOR 1M +
3.000%), 6/11/2028
b
316,154
RLG Holdings, LLC, Term Loan
293,757
5.014%,  (LIBOR 1M +
4.250%), 7/8/2028
b
287,424
Smyrna Ready Mix Concrete, LLC,
Term Loan
438,000
5.050%,  (TSFR1M +
4.250%), 4/1/2029
b,c
431,430
TransDigm, Inc., Term Loan
786,887
3.014%,  (LIBOR 1M +
2.250%), 12/9/2025
b
771,150
TricorBraun Holdings, Inc., Term
Loan
476,545
4.014%,  (LIBOR 1M +
3.250%), 3/3/2028
b
465,889
Trident TPI Holdings, Inc., Delayed
Draw
42,391
4.479%,  (LIBOR 1M +
4.000%), 9/17/2028
b,d,e
41,826
Trident TPI Holdings, Inc., Term
Loan
293,525
4.764%,  (LIBOR 1M +
4.000%), 9/17/2028
b
289,612
Venga Finance SARL, Term Loan
268,000
0.000%,  (LIBOR 1M +
4.750%), 12/3/2028
b,d,e
259,960

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.4%)
a
Value
Capital Goods (0.3%) - continued
Vertiv Group Corporation, Term
Loan
$ 1,298,562
3.202%,  (LIBOR 1M +
2.750%), 3/2/2027
b
$ 1,261,592
Waterlogic USA Holdings, Inc.,
Term Loan
298,500
5.756%,  (LIBOR 3M +
4.750%), 8/12/2028
b
297,255
Total 10,073,936
Communications Services (0.2%)
Altice France SA, Term Loan
185,250
3.989%,  (LIBOR 3M +
2.750%), 7/31/2025
b
181,623
Audacy Capital Corporation, Term
Loan
281,786
3.249%,  (LIBOR 1M +
2.500%), 11/17/2024
b
275,271
Cablevision Lightpath, LLC, Term
Loan
359,525
3.804%,  (LIBOR 1M +
3.250%), 12/1/2027
b
355,930
CommScope, Inc., Term Loan
420,945
4.014%,  (LIBOR 1M +
3.250%), 4/4/2026
b
404,212
DIRECTV Financing, LLC, Term
Loan
587,325
5.764%,  (LIBOR 1M +
5.000%), 8/2/2027
b
584,330
E.W. Scripps Company, Term Loan
307,563
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
306,025
iHeartCommunications, Inc., Term
Loan
235,670
3.764%,  (LIBOR 1M +
3.000%), 5/1/2026
b
233,476
Metronet Systems Holdings, LLC,
Term Loan
487,305
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
482,432
NEP Group, Inc., Term Loan
324,357
4.014%,  (LIBOR 1M +
3.250%), 10/20/2025
b
317,971
130,000
7.764%,  (LIBOR 1M +
7.000%), 10/19/2026
b
124,773
Nexstar Media, Inc., Term Loan
507,431
2.955%,  (LIBOR 1M +
2.500%), 9/19/2026
b
502,438
ORBCOMM, Inc., Term Loan
288,550
5.014%,  (LIBOR 1M +
4.250%), 9/1/2028
b
285,664
Peraton Corporation, Term Loan
486,056
4.514%,  (LIBOR 1M +
3.750%), 2/1/2028
b
481,725
Sharp Midco, LLC, Term Loan
108,000
5.006%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
106,650
Terrier Media Buyer, Inc., Term
Loan
493,750
4.264%,  (LIBOR 1M +
3.500%), 12/17/2026
b
486,166
Principal
Amount Bank Loans (1.4%)
a
Value
Communications Services (0.2%) - continued
Univision Communications, Inc.,
Term Loan
$ 270,000
4.014%,  (LIBOR 1M +
3.250%), 1/31/2029
b
$ 266,287
Voyage Australia, Pty. Ltd., Term
Loan
283,575
4.563%,  (LIBOR 3M +
3.500%), 7/20/2028
b
281,922
Xplornet Communications, Inc.,
Term Loan
288,550
4.764%,  (LIBOR 1M +
4.000%), 10/1/2028
b
283,500
260,000
7.764%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
256,750
Zacapa SARL, Term Loan
150,000
4.766%,  (SOFRRATE +
4.250%), 2/10/2029
b
148,750
Zayo Group Holdings, Inc., Term
Loan
780,822
3.764%,  (LIBOR 1M +
3.000%), 3/9/2027
b
739,681
Total 7,105,576
Consumer Cyclical (0.2%)
ACProducts Holdings, Inc., Term
Loan
428,613
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b,c,d,e
355,749
AI Aqua Merger Sub, Inc., Term
Loan
331,875
4.250%,  (LIBOR 1M +
3.750%), 7/30/2028
b
326,552
Allen Media, LLC, Term Loan
267,953
5.500%,  (LIBOR 3M +
5.500%), 2/10/2027
b
265,207
American Trailer World
Corporation, Term Loan
459,168
4.250%,  (LIBOR 1M +
3.500%), 3/5/2028
b
427,109
Caesars Resort Collection, LLC,
Term Loan
243,149
4.264%,  (LIBOR 1M +
3.500%), 7/20/2025
b
242,101
Carnival Corporation, Term Loan
267,280
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
262,650
Cengage Learning, Inc., Term
Loan
537,300
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
527,897
Golden Entertainment, Inc., Term
Loan
588,063
3.770%,  (LIBOR 1M +
3.000%), 10/20/2024
b
585,493
Great Canadian Gaming
Corporation, Term Loan
180,000
4.934%,  (LIBOR 3M +
4.000%), 11/1/2026
b
179,235
Michaels Companies, Inc., Term
Loan
521,062
5.256%,  (LIBOR 3M +
4.250%), 4/15/2028
b
474,005

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.4%)
a
Value
Consumer Cyclical (0.2%) - continued
Penn National Gaming, Inc., Term
Loan
$ 216,404
3.014%,  (LIBOR 1M +
2.250%), 10/15/2025
b
$ 215,863
PetSmart, LLC, Term Loan
595,500
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
589,247
Secure Acquisition, Inc., Delayed
Draw
42,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,d,e
41,055
Secure Acquisition, Inc., Term
Loan
284,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b
277,610
Staples, Inc., Term Loan
128,046
4.817%,  (LIBOR 3M +
4.500%), 9/12/2024
b
125,778
225,151
5.317%,  (LIBOR 3M +
5.000%), 4/12/2026
b
215,481
Tenneco, Inc., Term Loan
356,897
3.764%,  (LIBOR 1M +
3.000%), 10/1/2025
b
351,840
Voyage Digital NZ/US, Term Loan
438,000
0.000%,  (SOFRRATE +
4.500%), 3/3/2029
b,c,d,e
431,430
Wyndham Hotels & Resorts, Inc.,
Term Loan
175,175
2.514%,  (LIBOR 1M +
1.750%), 5/30/2025
b
173,446
Total 6,067,748
Consumer Non-Cyclical (0.3%)
Adient US, LLC, Term Loan
138,950
4.014%,  (LIBOR 1M +
3.250%), 4/8/2028
b
137,763
Alltech, Inc., Term Loan
252,367
4.764%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
247,951
Bausch Health Americas, Inc.,
Term Loan
471,033
3.764%,  (LIBOR 1M +
3.000%), 6/1/2025
b
468,188
Bausch Health Companies, Inc.,
Term Loan
684,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
660,915
Blue Ribbon, LLC, Term Loan
360,750
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
352,182
Chobani, LLC, Term Loan
187,150
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
183,220
City Brewing Company, LLC, Term
Loan
632,168
4.469%,  (LIBOR 3M +
3.500%), 4/5/2028
b,d,e
590,021
CNT Holdings I Corporation, Term
Loan
242,550
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
239,671
70,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
69,592
Principal
Amount Bank Loans (1.4%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Del Monte Foods, Inc., Term Loan
$ 164,000
0.000%,  (SOFRRATE +
4.250%), 2/15/2029
b,d,e
$ 162,258
Endo Luxembourg Finance
Company I SARL, Term Loan
574,200
5.813%,  (LIBOR 1M +
5.000%), 3/25/2028
b
531,279
Energizer Holdings, Inc., Term
Loan
128,375
2.938%,  (LIBOR 1M +
2.250%), 12/22/2027
b
126,931
Gainwell Acquisition Corporation,
Term Loan
663,283
5.006%,  (LIBOR 3M +
4.000%), 10/1/2027
b
660,385
Global Medical Response, Inc.,
Term Loan
100,543
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
99,677
1,323,300
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
1,311,443
Herens US Holdco Corporation,
Term Loan
501,219
5.006%,  (LIBOR 3M +
4.000%), 7/2/2028
b
485,736
Mamba Purchaser, Inc., Term Loan
50,000
7.094%,  (LIBOR 1M +
6.500%), 10/14/2029
b
49,750
Packaging Coordinators Midco,
Inc., Term Loan
265,658
4.756%,  (LIBOR 3M +
3.750%), 11/30/2027
b
263,998
Petco Health & Wellness
Company, Inc., Term Loan
420,750
4.256%,  (LIBOR 3M +
3.250%), 3/4/2028
b
416,244
Precision Medicine Group, LLC,
Delayed Draw
49,615
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
48,747
Precision Medicine Group, LLC,
Term Loan
375,630
4.006%,  (LIBOR 3M +
3.000%), 11/20/2027
b
369,056
Prime Security Services Borrower,
LLC, Term Loan
1,118,700
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,104,403
Total 8,579,410
Energy (<0.1%)
Calpine Corporation, Term Loan
464,125
3.270%,  (LIBOR 1M +
2.500%), 12/16/2027
b
459,080
GIP II Blue Holding, LP, Term Loan
410,599
5.506%,  (LIBOR 3M +
4.500%), 9/29/2028
b
408,973
Total 868,053
Financials (0.1%)
Asurion, LLC, Term Loan
809,750
4.014%,  (LIBOR 1M +
3.250%), 12/23/2026
b
790,859

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.4%)
a
Value
Financials (0.1%) - continued
$ 215,000
6.014%,  (LIBOR 1M +
5.250%), 2/3/2028
b
$ 208,348
425,000
6.014%,  (LIBOR 1M +
5.250%), 1/15/2029
b
411,825
Digicel International Finance, Ltd.,
Term Loan
404,947
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
384,825
Rinchem Company, Inc., Term
Loan
109,000
5.000%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
108,046
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
164,000
7.500%,  (SOFRRATE +
7.000%), 1/28/2030
b
159,900
Tiger Acquisition, LLC, Term Loan
178,650
3.758%,  (LIBOR 3M +
3.250%), 6/1/2028
b
170,961
Tronox Finance, LLC, Term Loan
218,562
3.215%,  (LIBOR 3M +
2.250%), 3/11/2028
b
216,170
Total 2,450,934
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
418,406
4.738%,  (LIBOR 1M +
3.500%), 8/21/2026
b
407,817
Crown Subsea Communications
Holding, Inc., Term Loan
428,733
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
426,769
Gogo Intermediate Holdings, LLC,
Term Loan
456,550
4.989%,  (LIBOR 3M +
3.750%), 4/30/2028
b
451,756
Gridiron Fiber Corporation, Term
Loan
280,000
5.506%,  (LIBOR 3M +
4.500%), 10/4/2028
b,d,e
273,787
Lummus Technology Holdings V,
LLC, Term Loan
857,458
4.264%,  (LIBOR 1M +
3.500%), 6/30/2027
b
824,446
Rackspace Technology Global,
Inc., Term Loan
722,700
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
704,936
Redstone Holdco 2 LP, Term Loan
260,909
5.934%,  (LIBOR 3M +
4.750%), 4/27/2028
b
250,227
149,516
8.975%,  (LIBOR 3M +
7.750%), 8/6/2029
b
136,962
SS&C Technologies, Inc., Term
Loan
37,794
2.514%,  (LIBOR 1M +
1.750%), 4/16/2025
b
37,214
26,383
2.514%,  (LIBOR 1M +
1.750%), 4/16/2025
b
25,979
Principal
Amount Bank Loans (1.4%)
a
Value
Technology (0.1%) - continued
Verscend Holding Corporation,
Term Loan
$ 163,436
4.457%,  (LIBOR 1M +
4.000%), 8/27/2025
b
$ 162,722
Total 3,702,615
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
875,000
5.813%,  (LIBOR 3M +
4.750%), 4/20/2028
b
889,822
Air Canada, Term Loan
189,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
186,874
Genesee & Wyoming, Inc., Term
Loan
445,900
3.006%,  (LIBOR 3M +
2.000%), 12/30/2026
b
441,673
Hertz Corporation, Term Loan
143,912
4.014%,  (LIBOR 1M +
3.250%), 6/30/2028
b
143,212
27,327
4.014%,  (LIBOR 1M +
3.250%), 6/30/2028
b
27,194
Mileage Plus Holdings, LLC, Term
Loan
245,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
253,881
SkyMiles IP, Ltd., Term Loan
320,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
330,265
United Airlines, Inc., Term Loan
272,250
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
269,683
Total 2,542,604
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
76,933
2.750%,  (LIBOR 1M +
2.250%), 9/24/2026
b
76,741
Constellation Renewables, LLC,
Term Loan
165,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
164,221
CQP Holdco, LP, Term Loan
645,125
4.756%,  (LIBOR 3M +
3.750%), 6/4/2028
b
642,706
EnergySolutions, LLC, Term Loan
224,035
4.756%,  (LIBOR 3M +
3.750%), 5/11/2025
b,c
220,675
GIP III Stetson I, LP, Term Loan
280,000
0.000%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
272,532
Osmose Utilities Services, Inc.,
Term Loan
114,425
4.014%,  (LIBOR 1M +
3.250%), 6/22/2028
b
112,638

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.4%)
a
Value
Utilities (<0.1%) - continued
PG&E Corporation, Term Loan
$ 266,698
3.813%,  (LIBOR 1M +
3.000%), 6/23/2025
b
$ 262,865
Total 1,752,378
Total Bank Loans
(cost $46,672,522) 46,032,114
Shares
Registered Investment
Companies ( 41.6% ) Value
Unaffiliated  (0.9%)
3,285 Invesco QQQ Trust Series 1
f
1,029,026
12,883 iShares iBoxx $ Investment Grade
Corporate Bond ETF
f
1,450,626
13,199 ProShares Ultra S&P 500
f
715,386
4,027 ProShares UltraPro QQQ
f
147,106
120,850 SPDR Blackstone Senior Loan ETF
f
5,374,199
29,846 SPDR Bloomberg Short Term High
Yield Bond ETF
f
761,670
46,057 SPDR S&P 500 ETF Trust
f
18,975,484
11,351 SPDR S&P Biotech ETF
g
838,045
10,969 SPDR S&P Oil & Gas Exploration
ETF 1,445,824
Total 30,737,366
Affiliated  (40.7%)
7,229,673 Thrivent Core Emerging Markets
Debt Fund 58,704,946
2,038,038 Thrivent Core Emerging Markets
Equity Fund 18,831,468
1,103,910 Thrivent Core International Equity
Fund 10,387,795
7,337,935 Thrivent Core Low Volatility Equity
Fund 90,770,257
1,537,262 Thrivent Core Small Cap Value
Fund 14,358,025
2,693,542 Thrivent Global Stock Fund, Class
S 67,607,899
9,427,379 Thrivent High Yield Fund, Class S 40,254,910
14,567,435 Thrivent Income Fund, Class S 121,492,408
14,692,445 Thrivent International Allocation
Fund, Class S 141,782,092
16,410,206 Thrivent Large Cap Growth Fund,
Class S 259,609,454
10,286,827 Thrivent Large Cap Value Fund,
Class S 278,258,663
5,566,012 Thrivent Limited Maturity Bond
Fund, Class S 67,293,085
4,877,409 Thrivent Mid Cap Stock Fund,
Class S 160,515,524
1,455,480 Thrivent Small Cap Stock Fund,
Class S 43,271,429
Total 1,373,137,955
Total Registered Investment
Companies (cost $1,076,707,671) 1,403,875,321
Shares Common Stock ( 24.5% ) Value
Communications Services (1.3%)
1,954 Alphabet, Inc., Class A
g
4,459,399
4,795 Alphabet, Inc., Class C
g
11,025,287
8,469 AMC Networks, Inc.
f,g
276,343
Shares Common Stock (24.5%) Value
Communications Services (1.3%) - continued
114,529 AT&T, Inc. $ 2,160,017
2,272 Cars.com, Inc.
g
25,265
131,883 Comcast Corporation 5,243,668
3,342 DISH Network Corporation
g
95,280
8,913 Electronic Arts, Inc. 1,052,180
8,983 Fox Corporation, Class A 321,951
2,584 Gray Television, Inc. 47,856
2,275 Hemisphere Media Group, Inc.
g
8,850
7,216 Liberty Global plc, Class A
g
164,236
3,926 Lions Gate Entertainment
Corporation, Class B
g
49,350
14,312 Live Nation Entertainment, Inc.
g
1,501,043
12,938 Match Group, Inc.
g
1,024,043
5,514 Meta Platforms, Inc.
g
1,105,392
52,213 News Corporation, Class A 1,036,950
719 News Corporation, Class B 14,315
2,444 Nexstar Broadcasting Group, Inc. 387,178
8,276 Omnicom Group, Inc. 630,052
24,849 QuinStreet, Inc.
g
236,314
1,045 RingCentral, Inc.
g
88,668
3,909 Telephone & Data Systems, Inc. 71,613
32,943 Twitter, Inc.
g
1,614,866
477 United States Cellular Corporation
g
13,728
27,643 Upwork, Inc.
g
579,674
92,171 Verizon Communications, Inc. 4,267,517
27,111 Walt Disney Company
g
3,026,401
146,968 Warner Bros. Discovery, Inc.
g
2,667,469
618 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,g
10,197
13,566 Zillow Group, Inc.
g
524,326
24,045 ZoomInfo Technologies, Inc.
g
1,139,733
Total 44,869,161
Consumer Discretionary (2.7%)
1,399 Aaron's Company, Inc. 28,721
697 Adient plc
g
23,796
2,361 Adtalem Global Education, Inc.
g
69,201
4,221 Amazon.com, Inc.
g
10,491,844
2,123 American Axle & Manufacturing
Holdings, Inc.
g
14,054
707 America's Car-Mart, Inc.
g
57,161
30,335 Aptiv plc
g
3,227,644
925 AutoZone, Inc.
g
1,808,810
11,929 AZEK Company, Inc.
g
253,372
17,389 Bally's Corporation
g
518,888
12,262 Beazer Homes USA, Inc.
g
184,911
417 Booking Holdings, Inc.
g
921,699
1,078 Brunswick Corporation 81,508
3,746 Buckle, Inc. 116,351
5,568 Burlington Stores, Inc.
g
1,133,422
13,857 Caesars Entertainment, Inc.
g
918,442
3,741 Carvana Company
g
216,828
8,327 Cedar Fair, LP
g
444,995
10,348 Cheesecake Factory, Inc.
g
381,945
8,461 Chegg, Inc.
g
209,325
16,946 Chico's FAS, Inc.
g
89,814
1,800 Chipotle Mexican Grill, Inc.
g
2,620,098
7,103 Choice Hotels International, Inc. 997,687
236 Churchill Downs, Inc. 47,894
1,096 Chuy's Holdings, Inc.
g
27,411
4,538 Cimpress plc
g
229,214
15,411 Clarus Corporation 344,436
406 Columbia Sportswear Company 33,357
9,934 Container Store Group, Inc.
g
75,995
62,431 Cooper-Standard Holdings, Inc.
g
287,807

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (24.5%) Value
Consumer Discretionary (2.7%) - continued
1,306 Cracker Barrel Old Country Store,
Inc. $ 144,953
9,779 Culp, Inc. 63,172
22,564 D.R. Horton, Inc. 1,570,229
2,882 Dana, Inc. 42,682
3,359 Darden Restaurants, Inc. 442,481
1,266 Dave & Buster's Entertainment,
Inc.
g
57,603
1,666 Deckers Outdoor Corporation
g
442,739
640 Denny's Corporation
g
8,205
22,248 Designer Brands, Inc. 307,467
3 Dollar General Corporation 713
3,112 Dorman Products, Inc.
g
307,217
63,940 Duluth Holdings, Inc.
g
783,265
15,250 Emerald Holding, Inc.
g
41,022
143,302 Everi Holdings, Inc.
g
2,487,723
4,983 Expedia Group, Inc.
g
870,779
13,363 Five Below, Inc.
g
2,099,327
56,242 Ford Motor Company 796,387
3,250 Freshpet, Inc.
g
303,387
29,014 Gap, Inc. 360,354
571 Garmin, Ltd. 62,661
38,649 General Motors Company
g
1,465,184
30,361 Gentex Corporation 891,095
1,685 G-III Apparel Group, Ltd.
g
44,619
24,669 Goodyear Tire & Rubber
Company
g
328,591
72 Graham Holdings Company 42,651
4,587 Grand Canyon Education, Inc.
g
440,214
504 Group 1 Automotive, Inc. 87,766
4,928 Groupon, Inc.
f,g
96,145
11,450 Hanesbrands, Inc. 151,827
3,408 Harley-Davidson, Inc. 124,222
11,319 Home Depot, Inc. 3,400,228
8,517 Lear Corporation 1,089,665
19,218 Leggett & Platt, Inc. 684,737
6,078 Lithia Motors, Inc. 1,720,864
18,096 Lowe's Companies, Inc. 3,578,122
602 Lululemon Athletica, Inc.
g
213,487
1,803 M.D.C. Holdings, Inc. 66,549
108,648 Macy's, Inc. 2,626,022
32,536 Magnite, Inc.
g
313,972
79 Marriott Vacations Worldwide
Corporation 11,797
8,144 McDonald's Corporation 2,029,159
7,997 Miller Industries, Inc. 214,400
14,166 Modine Manufacturing Company
g
111,911
390 Mohawk Industries, Inc.
g
55,013
27,714 Newell Brands, Inc. 641,579
11,074 NIKE, Inc. 1,380,928
32,380 Nordstrom, Inc.
f
832,166
334 NVR, Inc.
g
1,461,654
11,321 Papa John's International, Inc. 1,030,777
22,284 Penn National Gaming, Inc.
g
814,926
6,523 Perdoceo Education Corporation
g
72,927
19,270 Planet Fitness, Inc.
g
1,542,178
15,896 PVH Corporation 1,156,911
43,892 Qurate Retail, Inc. 184,785
903 RCI Hospitality Holdings, Inc. 55,950
314 RH
g
105,542
28,305 Ross Stores, Inc. 2,823,990
4,536 Ruth's Hospitality Group, Inc. 95,120
4,570 Six Flags Entertainment
Corporation
g
174,894
25,171 Skyline Champion Corporation
g
1,284,728
Shares Common Stock (24.5%) Value
Consumer Discretionary (2.7%) - continued
4,669 Sleep Number Corporation
g
$ 189,375
21,635 Sony Group Corporation ADR 1,861,692
4,280 Sportsman's Warehouse Holdings,
Inc.
g
41,131
1,039 Standard Motor Products, Inc. 44,344
10,767 Stoneridge, Inc.
g
212,218
2,321 Strategic Education, Inc. 149,937
19,368 Tapestry, Inc. 637,595
7,127 Target Corporation 1,629,588
29,604 Taylor Morrison Home Corporation
g
775,329
7,672 Tesla, Inc.
g
6,680,471
1,352 Thor Industries, Inc. 103,496
77,352 ThredUp, Inc.
g
509,750
17,158 Toll Brothers, Inc. 795,616
1,209 TopBuild Corporation
g
218,998
11,455 TripAdvisor, Inc.
g
294,050
3,047 Ulta Beauty, Inc.
g
1,209,050
1,972 Urban Outfitters, Inc.
g
46,934
9,407 Vail Resorts, Inc. 2,390,883
690 Visteon Corporation
g
72,250
496 Williams-Sonoma, Inc. 64,718
6,609 Wingstop, Inc. 606,442
3,002 Wolverine World Wide, Inc. 59,500
20,069 Wyndham Hotels & Resorts, Inc. 1,765,269
9,411 Xometry, Inc.
f,g
308,869
4,527 Yum! Brands, Inc. 529,704
10,597 Zumiez, Inc.
g
388,168
Total 92,081,668
Consumer Staples (1.0%)
12,315 BJ's Wholesale Club Holdings,
Inc.
g
792,470
3,146 Casey's General Stores, Inc. 633,290
8,790 Celsius Holdings, Inc.
g
457,080
897 Coca-Cola Company 57,955
69 Constellation Brands, Inc. 16,980
7,769 Costco Wholesale Corporation 4,130,933
12,500 Darling Ingredients, Inc.
g
917,375
59,943 e.l.f. Beauty, Inc.
g
1,458,413
8,977 Estee Lauder Companies, Inc. 2,370,467
12,493 Hain Celestial Group, Inc.
g
419,015
1,316 Hershey Company 297,113
4,207 Ingredion, Inc. 358,058
4,305 John B. Sanfilippo & Son, Inc. 334,240
6,105 Kimberly-Clark Corporation 847,557
60,493 Lamb Weston Holdings, Inc. 3,998,587
105 Medifast, Inc. 18,728
3,798 Molson Coors Beverage Company 205,624
4,954 Monster Beverage Corporation
g
424,459
689 PepsiCo, Inc. 118,308
6,110 Performance Food Group
Company
g
300,918
38,761 Philip Morris International, Inc. 3,876,100
390 PriceSmart, Inc. 30,986
32,273 Primo Water Corporation 472,477
12,743 Procter & Gamble Company 2,045,889
917 Seneca Foods Corporation
g
49,747
18,023 Sprouts Farmers Markets, Inc.
g
537,085
17,853 Sysco Corporation 1,526,075
43,475 Turning Point Brands, Inc. 1,364,680
3,049 US Foods Holding Corporation
g
114,703
6,793 Utz Brands, Inc. 95,917

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (24.5%) Value
Consumer Staples (1.0%) - continued
40,881 Walmart, Inc. $ 6,254,384
Total 34,525,613
Energy (1.2%)
17,977 Antero Midstream Corporation 184,624
39,837 Antero Resources Corporation
g
1,402,262
6,055 APA Corporation 247,831
19,401 Archrock, Inc. 168,983
50,152 BP plc ADR 1,440,365
3,318 California Resources Corporation 133,417
10,985 ChampionX Corporation 231,783
30,108 ConocoPhillips 2,875,916
8,197 Continental Resources, Inc. 455,507
71,559 Devon Energy Corporation 4,162,587
2,874 Dorian LPG, Ltd. 42,305
4,775 DT Midstream, Inc. 256,656
3,719 EnLink Midstream, LLC 36,707
88,658 Enterprise Products Partners, LP 2,297,129
13,704 EOG Resources, Inc. 1,600,079
880 EQT Corporation 34,980
424 Equitrans Midstream Corporation 3,333
63,386 Exxon Mobil Corporation 5,403,657
78,520 Halliburton Company 2,796,882
10,212 Helix Energy Solutions Group, Inc.
g
41,971
9,566 Helmerich & Payne, Inc. 440,323
8,305 HF Sinclair Corporation
g
315,756
2,441 Kimbell Royalty Partners, LP 41,082
2,748 Liberty Energy, Inc.
g
44,353
66,266 Marathon Oil Corporation 1,651,349
17,686 Marathon Petroleum Corporation 1,543,280
14,991 Matador Resources Company 731,861
5,117 Newpark Resources, Inc.
g
17,858
15,460 Nine Energy Service, Inc.
f,g
40,969
47,751 NOV, Inc. 865,726
6,309 Oceaneering International, Inc.
g
71,481
14,546 PBF Energy, Inc.
g
422,707
12,164 Peabody Energy Corporation
g
275,393
10,379 Pioneer Natural Resources
Company 2,412,806
39,679 ProPetro Holding Corporation
g
561,061
16,076 Ring Energy, Inc.
f,g
71,860
9,909 RPC, Inc.
g
102,459
54,765 Schlumberger, Ltd. 2,136,383
2,072 Select Energy Services, Inc.
g
16,079
18,795 SM Energy Company 667,786
28,192 Talos Energy, Inc.
g
512,249
5,525 Targa Resources Corporation 405,590
233,649 TechnipFMC plc
g
1,616,851
4,409 VAALCO Energy, Inc. 28,835
1,428 Valero Energy Corporation 159,193
3,776 World Fuel Services Corporation 91,455
Total 39,061,719
Financials (3.6%)
44,748 Air Lease Corporation 1,802,449
45,162 Ally Financial, Inc. 1,804,674
10,130 American Equity Investment Life
Holding Company 382,104
12,171 American Express Company 2,126,395
6,723 American Financial Group, Inc. 931,001
14,244 Ameris Bancorp 593,975
38,228 Annaly Capital Management, Inc. 245,424
14,211 Arch Capital Group, Ltd.
g
649,016
Shares Common Stock (24.5%) Value
Financials (3.6%) - continued
3,312 Argo Group International Holdings,
Ltd. $ 141,754
7,083 Arthur J. Gallagher & Company 1,193,415
2,424 Assured Guaranty, Ltd. 133,684
101,175 Bank of America Corporation 3,609,924
763 Bank of Marin Bancorp 23,851
8,691 Bank of N.T. Butterfield & Son, Ltd. 278,373
9,707 BankFinancial Corporation 99,109
10,944 Banner Corporation 587,693
8,929 Berkshire Hathaway, Inc.
g
2,882,549
4,084 BlackRock, Inc. 2,551,193
754 Blackstone Mortgage Trust, Inc. 22,650
20,405 Bridgewater Bancshares, Inc.
g
326,888
27,851 Brighthouse Financial, Inc.
g
1,430,427
3,697 Brown & Brown, Inc. 229,140
13,132 BRP Group, Inc.
g
303,612
18,136 Byline Bancorp, Inc. 425,471
11,158 Capital One Financial Corporation 1,390,510
5,028 Cboe Global Markets, Inc. 568,063
31,618 Central Pacific Financial
Corporation 764,523
49,057 Charles Schwab Corporation 3,253,951
7,937 Chimera Investment Corporation 79,529
14,483 Chubb, Ltd. 2,990,015
4,155 Cincinnati Financial Corporation 509,652
59,196 Citigroup, Inc. 2,853,839
6,292 CNO Financial Group, Inc. 151,889
2,672 Coinbase Global, Inc.
g
301,161
18,406 Columbia Banking System, Inc. 516,841
20,610 Comerica, Inc. 1,687,959
16,047 Community Trust Bancorp, Inc. 638,831
11,444 Customers Bancorp, Inc.
g
481,449
9,977 Discover Financial Services 1,122,013
19,861 East West Bancorp, Inc. 1,416,089
8,345 Ellington Residential Mortgage
REIT 73,269
465 Employers Holdings, Inc. 18,293
7,959 Enova International, Inc.
g
297,667
11,258 Enterprise Financial Services
Corporation 497,266
60,435 Equitable Holdings, Inc. 1,742,341
413 Equity Bancshares, Inc. 12,609
7,511 Essent Group, Ltd. 304,421
49,500 F.N.B. Corporation 570,240
3,201 FactSet Research Systems, Inc. 1,291,572
3,628 Federated Hermes, Inc. 103,325
12,918 Financial Institutions, Inc. 359,637
33,415 First Bancorp 454,778
3,956 First Busey Corporation 88,891
13,085 First Financial Corporation 557,683
1,055 First Mid-Illinois Bancshares, Inc. 38,022
1,430 First of Long Island Corporation 23,995
13,518 Flushing Financial Corporation 290,637
12,878 Franklin Resources, Inc. 316,670
49,140 Fulton Financial Corporation 745,454
4,945 Glacier Bancorp, Inc. 226,283
5,455 Global Life, Inc. 535,026
1,733 Granite Point Mortgage Trust, Inc. 16,862
16,181 Great Southern Bancorp, Inc. 918,110
19,422 Hamilton Lane, Inc. 1,331,961
30,496 Hancock Whitney Corporation 1,426,298
45,535 Hanmi Financial Corporation 1,054,135
10,348 Hanover Insurance Group, Inc. 1,519,293
28,858 Heartland Financial USA, Inc. 1,263,115
2,609 HomeStreet, Inc. 105,899

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (24.5%) Value
Financials (3.6%) - continued
11,460 Hometrust Bancshares, Inc. $ 309,764
170,153 Hope Bancorp, Inc. 2,433,188
702 Horace Mann Educators
Corporation 27,975
12,459 Horizon Bancorp, Inc. 217,783
3,013 Houlihan Lokey, Inc. 250,953
26,597 Independent Bank Corporation 525,025
176 International Bancshares
Corporation 7,003
90,155 Invesco Mortgage Capital, Inc. 156,870
40,246 Invesco, Ltd. 739,722
30,100 J.P. Morgan Chase & Company 3,592,736
699 Jefferies Financial Group, Inc. 21,501
14,762 Kinsale Capital Group, Inc. 3,272,588
3,016 Ladder Capital Corporation 34,352
6,175 Lakeland Bancorp, Inc. 92,810
8,870 Lincoln National Corporation 533,531
11,091 M&T Bank Corporation 1,848,204
6,808 Marsh & McLennan Companies,
Inc. 1,100,854
2,293 Mercantile Bank Corporation 72,000
78 Merchants Bancorp 1,835
21,454 MetLife, Inc. 1,409,099
19,097 MFA Financial, Inc. 272,132
18,200 Midland States Bancorp, Inc. 479,752
24,232 MidWestOne Financial Group, Inc. 724,052
7,830 Moody's Corporation 2,478,038
34,009 Morgan Stanley 2,740,785
3,119 MSCI, Inc. 1,313,879
232,042 New York Community Bancorp,
Inc. 2,144,068
13,057 New York Mortgage Trust, Inc. 42,044
15,064 NMI Holdings, Inc.
g
276,876
4,665 Northern Trust Corporation 480,728
1,957 Northfield Bancorp, Inc. 25,617
22,886 OceanFirst Financial Corporation 428,655
8,423 OFG Bancorp 223,883
13,459 Old Republic International
Corporation 296,233
9,137 OneMain Holdings, Inc. 419,662
15,117 PacWest Bancorp 497,198
581 Peapack-Gladstone Financial
Corporation 18,005
33,850 Popular, Inc. 2,639,962
1,388 Premier Financial Corporation 36,838
2,127 Primerica, Inc. 275,574
462 ProAssurance Corporation 11,351
4,673 QCR Holdings, Inc. 253,697
54,617 Radian Group, Inc. 1,168,258
27,988 Raymond James Financial, Inc. 2,727,711
242 Reinsurance Group of America,
Inc. 25,971
9,077 RenaissanceRe Holdings, Ltd. 1,302,731
694 RLI Corporation 79,657
6,977 S&P Global, Inc. 2,626,841
1,510 S&T Bancorp, Inc. 42,673
27,556 Seacoast Banking Corporation of
Florida 895,570
18,579 SEI Investments Company 1,035,222
2,932 Selective Insurance Group, Inc. 241,480
5,761 Signature Bank 1,395,602
2,024 SiriusPoint, Ltd.
g
12,711
3,987 Starwood Property Trust, Inc. 91,223
24,815 State Street Corporation 1,661,861
4,687 Synchrony Financial 172,528
Shares Common Stock (24.5%) Value
Financials (3.6%) - continued
8,634 Synovus Financial Corporation $ 358,656
3,599 Territorial Bancorp, Inc. 81,733
28,223 Texas Capital Bancshares, Inc.
g
1,449,533
14,686 TPG RE Finance Trust, Inc. 154,937
11,900 Tradeweb Markets, Inc. 847,161
1,783 TriCo Bancshares 66,952
6,257 Triumph Bancorp, Inc.
g
434,486
40,992 Truist Financial Corporation 1,981,963
16,148 TrustCo Bank Corporation NY 503,010
35,142 Two Harbors Investment
Corporation 169,033
62,656 Umpqua Holdings Corporation 1,036,330
1,518 Univest Financial Corporation 38,254
50,026 Unum Group 1,526,794
2,121 Washington Federal, Inc. 64,542
63,483 Wells Fargo & Company 2,769,763
36,511 Western Alliance Bancorp 2,778,852
21,096 Western Asset Mortgage Capital
Corporation 30,167
11,014 Zions Bancorporation NA 622,401
3,924 Zurich Insurance Group AG 1,786,479
Total 120,592,744
Health Care (3.0%)
34,284 Abbott Laboratories 3,891,234
22,863 AbbVie, Inc. 3,358,117
4,943 AdaptHealth Corporation
g
62,578
18,094 Adaptive Biotechnologies
Corporation
g
149,275
12,931 Agilent Technologies, Inc. 1,542,280
52,713 Agilon Health, Inc.
g
936,710
243 Align Technology, Inc.
g
70,448
8,003 Allogene Therapeutics, Inc.
g
66,825
892 Amedisys, Inc.
g
113,864
4,968 Amgen, Inc. 1,158,488
8,041 Anthem, Inc. 4,036,019
5,480 Argenx SE ADR
g
1,574,514
9,308 Ascendis Pharma AS ADR
g
849,541
30,147 AstraZeneca plc ADR 2,001,761
11,502 Avanos Medical, Inc.
g
335,398
41,095 Avantor, Inc.
g
1,310,109
29,000 Axonics, Inc.
g
1,502,780
17,707 Baxter International, Inc. 1,258,259
7,637 Becton, Dickinson and Company 1,887,790
6,378 Biogen, Inc.
g
1,323,052
871 Biohaven Pharmaceutical Holding
Company, Ltd.
g
77,667
16,366 BioLife Solutions, Inc.
g
207,357
441 Bio-Rad Laboratories, Inc.
g
225,818
3,815 Bio-Techne Corporation 1,448,517
938 Boston Scientific Corporation
g
39,499
1,372 Bristol-Myers Squibb Company 103,270
33,090 Centene Corporation
g
2,665,400
3,346 Charles River Laboratories
International, Inc.
g
808,092
1,209 Chemed Corporation 594,091
8,891 Cigna Holding Company 2,194,121
3,076 Cooper Companies, Inc. 1,110,559
16,656 Covetrus, Inc.
g
229,853
14,258 CVS Health Corporation 1,370,622
4,963 Danaher Corporation 1,246,358
9,345 Dentsply Sirona, Inc. 373,707
3,578 DexCom, Inc.
g
1,461,899
4,411 Editas Medicine, Inc.
g
58,402

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (24.5%) Value
Health Care (3.0%) - continued
18,945 Edwards Lifesciences
Corporation
g
$ 2,004,002
7,449 Elanco Animal Health, Inc.
g
188,534
1,410 Embecta Corporation
g
42,906
5,002 Encompass Health Corporation 344,288
1,642 Exact Sciences Corporation
g
90,392
2,942 Generation Bio Company
g
18,623
14,077 Gilead Sciences, Inc. 835,329
23,862 GlaxoSmithKline plc ADR 1,080,471
3,326 Global Blood Therapeutics, Inc.
g
102,108
14,824 Guardant Health, Inc.
g
914,641
26,998 Halozyme Therapeutics, Inc.
g
1,077,220
8,618 HCA Healthcare, Inc. 1,848,992
2,673 HealthEquity, Inc.
g
166,581
1,400 Henry Schein, Inc.
g
113,540
19,776 Hologic, Inc.
g
1,423,674
1,664 ICU Medical, Inc.
g
356,079
24,794 Immunocore Holdings plc ADR
g
808,532
11,327 Inari Medical, Inc.
g
914,089
11,810 Inotiv, Inc.
g
168,293
6,612 Inspire Medical Systems, Inc.
g
1,360,485
6,594 Insulet Corporation
g
1,575,900
659 Integer Holdings Corporation
g
49,537
1,315 Integra LifeSciences Holdings
Corporation
g
80,425
4,609 Intuitive Surgical, Inc.
g
1,102,934
6,244 Invitae Corporation
g
33,156
16,175 Ionis Pharmaceuticals, Inc.
g
594,593
2,010 IQVIA Holding, Inc.
g
438,160
36,732 Johnson & Johnson 6,628,657
1,201 Kymera Therapeutics, Inc.
g
37,651
1,201 Laboratory Corporation of America
Holdings
g
288,576
46,149 Lantheus Holdings, Inc.
g
3,064,755
2,443 Masimo Corporation
g
275,986
41,794 Medtronic plc 4,361,622
52,284 Merck & Company, Inc. 4,637,068
524 Molina Healthcare, Inc.
g
164,248
58,025 MultiPlan Corporation
g
257,051
10,299 Natera, Inc.
g
361,701
5,726 National HealthCare Corporation 389,712
8,350 Novo Nordisk AS ADR 951,900
5,554 NuVasive, Inc.
g
285,698
15,333 Omnicell, Inc.
g
1,673,904
1,326 Orthofix Medical, Inc.
g
41,106
24,754 Phreesia, Inc.
g
566,372
11,053 Premier, Inc. 400,229
38,503 Progyny, Inc.
g
1,480,440
14,086 Repligen Corporation
g
2,214,883
707 Sage Therapeutics, Inc.
g
22,285
7,851 Sarepta Therapeutics, Inc.
g
567,784
6,308 Signify Health, Inc.
g
87,050
23,741 Silk Road Medical, Inc.
g
832,122
1,090 STAAR Surgical Company
g
62,228
13,689 Stryker Corporation 3,302,608
14,313 Syneos Health, Inc.
g
1,046,137
4,987 Teleflex, Inc. 1,424,387
2,330 Thermo Fisher Scientific, Inc. 1,288,304
10,210 Travere Therapeutics, Inc.
g
256,577
4,726 Turning Point Therapeutics, Inc.
g
139,133
902 U.S. Physical Therapy, Inc. 93,601
2,279 uniQure NV
g
34,048
249 Veeva Systems, Inc.
g
45,306
5,999 Veracyte, Inc.
g
122,800
38,114 Viemed Healthcare, Inc.
g
189,808
Shares Common Stock (24.5%) Value
Health Care (3.0%) - continued
18,868 Vor BioPharma, Inc.
g
$ 108,114
6,460 VYNE Therapeutics, Inc.
g
2,713
501 Waters Corporation
g
151,813
10,869 Zimmer Biomet Holdings, Inc. 1,312,432
15,207 Zoetis, Inc. 2,695,441
Total 101,244,008
Industrials (3.8%)
20,303 3M Company 2,928,099
6,175 A.O. Smith Corporation 360,805
2,700 ACCO Brands Corporation 19,791
1,287 Advanced Drainage Systems, Inc. 131,866
7,099 AECOM 500,905
1,177 Allegion plc 134,460
24,397 Altra Industrial Motion Corporation 951,483
23,700 AMETEK, Inc. 2,992,362
1,319 Armstrong World Industries, Inc. 111,666
28,180 ASGN, Inc.
g
3,197,021
12,980 AZZ, Inc. 592,407
22,072 Badger Infrastructure Solutions,
Ltd. 511,145
473 Barnes Group, Inc. 15,883
14,457 Carlisle Companies, Inc. 3,749,567
1,079 Caterpillar, Inc. 227,173
17,741 CBIZ, Inc.
g
743,170
22,731 Chart Industries, Inc.
g
3,837,447
5,657 Cintas Corporation 2,247,300
57,774 CNH Industrial NV 819,813
960 Columbus McKinnon Corporation 34,032
698 Covenant Logistics Group, Inc. 14,337
28,472 Crane Company 2,739,861
6,245 CSW Industrials, Inc. 658,910
95,942 CSX Corporation 3,294,648
1,109 Cummins, Inc. 209,812
17,094 Curtiss-Wright Corporation 2,442,903
2,081 Deere & Company 785,682
48,698 Delta Air Lines, Inc.
g
2,095,475
3,218 Donaldson Company, Inc. 157,811
224 Douglas Dynamics, Inc. 6,935
3,440 Dover Corporation 458,552
66,554 Driven Brands Holdings, Inc.
g
1,856,191
8,367 Dun & Bradstreet Holdings, Inc.
g
132,115
8,562 EMCOR Group, Inc. 911,682
15,223 Emerson Electric Company 1,372,810
13,235 Fastenal Company 732,028
71,506 First Advantage Corporation
g
1,241,344
7,915 Flowserve Corporation 258,900
7,229 Forrester Research, Inc.
g
402,583
6,123 Fortune Brands Home and
Security, Inc. 436,264
15,030 Forward Air Corporation 1,457,459
1,968 GATX Corporation 203,471
3,626 Generac Holdings, Inc.
g
795,472
9,718 General Dynamics Corporation 2,298,599
583 Gibraltar Industries, Inc.
g
22,061
619 Gorman-Rupp Company 19,721
1,149 GrafTech International, Ltd. 10,433
5,310 Greenbrier Companies, Inc. 226,790
3,637 Helios Technologies, Inc. 244,334
12,460 Honeywell International, Inc. 2,411,135
65,446 Howmet Aerospace, Inc. 2,233,017
10,086 Hubbell, Inc. 1,970,401
644 ICF International, Inc. 63,634
15,447 IDEX Corporation 2,932,150
4,943 Illinois Tool Works, Inc. 974,315

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (24.5%) Value
Industrials (3.8%) - continued
2,888 ITT Corporation $ 202,795
12,893 Janus International Group, Inc.
g
121,968
259 JB Hunt Transport Services, Inc. 44,250
859 JetBlue Airways Corporation
g
9,458
28,093 Johnson Controls International plc 1,681,928
3,322 Kennametal, Inc. 85,475
8,603 L3Harris Technologies, Inc. 1,998,133
14,546 Landstar System, Inc. 2,253,175
1,363 Lennox International, Inc. 290,578
28,172 Lincoln Electric Holdings, Inc. 3,795,614
4,585 Linde plc 1,430,337
1,819 Lockheed Martin Corporation 786,026
4,679 Manitowoc Company, Inc.
g
61,950
12,203 ManpowerGroup, Inc. 1,100,711
2,232 Masonite International
Corporation
g
173,025
9,980 Mercury Systems, Inc.
g
556,784
3,476 Meritor, Inc.
g
124,823
22,666 Middleby Corporation
g
3,488,071
7,216 MSC Industrial Direct Company,
Inc. 597,918
16,103 NAPCO Security Technologies,
Inc.
g
281,802
597 National Presto Industries, Inc. 42,465
704 Nordson Corporation 151,846
3,911 Norfolk Southern Corporation 1,008,569
3,489 Old Dominion Freight Line, Inc. 977,339
8,909 Parker-Hannifin Corporation 2,412,735
2,548 Proto Labs, Inc.
g
108,570
2,454 Quad/Graphics, Inc.
g
16,638
1,929 Quanta Services, Inc. 223,725
55,671 Ranpak Holdings Corporation
g
839,519
17,509 Raytheon Technologies
Corporation 1,661,779
7,260 RBC Bearings, Inc.
g
1,222,221
38,161 Regal Rexnord Corporation 4,855,606
27,340 Rush Enterprises, Inc. 1,391,059
8,915 Ryder System, Inc. 623,158
3,207 Saia, Inc.
g
660,514
4,702 SkyWest, Inc.
g
137,063
1,481 Snap-On, Inc. 314,698
3,395 Southwest Airlines Company
g
158,614
16,170 Standex International Corporation 1,520,627
61,400 Summit Materials, Inc.
g
1,706,920
70,162 Sun Country Airlines Holdings,
Inc.
g
1,930,157
1,020 Sunrun, Inc.
g
20,380
3,539 Technip Energies NV ADR
g
42,468
7,650 Teledyne Technologies, Inc.
g
3,301,357
4,944 Tennant Company 319,283
1,744 Thermon Group Holdings, Inc.
g
26,160
6,283 Timken Company 362,152
822 Toro Company 65,867
2,443 Trane Technologies plc 341,751
14,947 TransUnion 1,308,161
6,307 Trex Company, Inc.
g
367,004
12,172 TriMas Corporation 359,561
20,292 Tutor Perini Corporation
g
188,107
45,084 Uber Technologies, Inc.
g
1,419,244
630 UniFirst Corporation 108,549
19,142 Union Pacific Corporation 4,484,779
16,086 United Parcel Service, Inc. 2,895,158
9,528 United Rentals, Inc.
g
3,015,803
3,929 Univar, Inc.
g
114,412
5,207 Valmont Industries, Inc. 1,295,554
Shares Common Stock (24.5%) Value
Industrials (3.8%) - continued
3,346 Verisk Analytics, Inc. $ 682,751
28,537 Vicor Corporation
g
1,727,059
15,075 Vontier Corporation 386,221
3,504 Watsco, Inc. 934,797
641 Watts Water Technologies, Inc. 81,702
4,349 Werner Enterprises, Inc. 172,351
3,327 WESCO International, Inc.
g
410,086
92,659 WillScot Mobile Mini Holdings
Corporation
g
3,252,331
1,270 Woodward, Inc. 140,310
1,616 Xylem, Inc. 130,088
2,920 Yellow Corporation
g
13,082
Total 129,193,401
Information Technology (4.7%)
6,648 Accenture plc 1,996,793
2,770 ACI Worldwide, Inc.
g
76,507
386 Adobe, Inc.
g
152,837
2,816 Advanced Energy Industries, Inc. 215,480
8,608 Agilysys, Inc.
g
316,861
13,677 Allegro MicroSystems, Inc.
g
332,488
31,691 Amphenol Corporation 2,265,907
518 ANSYS, Inc.
g
142,807
131,610 Apple, Inc. 20,748,317
20,142 AppLovin Corporation
g
768,417
8,297 Arista Networks, Inc.
g
958,884
6,167 Arrow Electronics, Inc.
g
726,843
5,176 Autodesk, Inc.
g
979,713
14,963 Avalara, Inc.
g
1,138,235
3,496 Avaya Holdings Corporation
g
32,338
1,771 Axcelis Technologies, Inc.
g
96,431
3,095 Benchmark Electronics, Inc. 73,537
9,718 BigCommerce Holdings, Inc.
g
173,661
8,299 Bill.com Holdings, Inc.
g
1,416,722
21,428 Block, Inc.
g
2,132,943
4,437 Booz Allen Hamilton Holding
Corporation 362,192
9,836 Bread Financial Holdings, Inc. 539,013
3,932 Broadcom, Inc. 2,179,862
823 CACI International, Inc.
g
218,342
31,112 Calix, Inc.
g
1,241,680
2,645 CDW Corporation 431,611
8,178 Ciena Corporation
g
451,180
91,792 Cisco Systems, Inc. 4,495,972
41,701 Cognex Corporation 2,820,239
26,260 CommScope Holding Company,
Inc.
g
158,348
5,907 Computer Services, Inc. 300,548
66 Concentrix Corporation 10,394
1,877 Coupa Software, Inc.
g
161,985
917 CTS Corporation 32,434
10,466 Descartes Systems Group, Inc.
g
650,462
9,166 Digital Turbine, Inc.
g
290,104
976 Diodes, Inc.
g
71,277
29,384 Dolby Laboratories, Inc. 2,276,378
5,627 Dropbox, Inc.
g
122,387
16,071 DXC Technology Company
g
461,238
5,080 Endava plc ADR
g
511,048
1,951 EPAM Systems, Inc.
g
516,996
5,660 ePlus, Inc.
g
319,677
4,745 Euronet Worldwide, Inc.
g
577,229
871 F5, Inc.
g
145,814
703 Fair Isaac Corporation
g
262,578
29,938 Fidelity National Information
Services, Inc. 2,968,353

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (24.5%) Value
Information Technology (4.7%) - continued
24,071 Five9, Inc.
g
$ 2,650,217
5,890 FLEETCOR Technologies, Inc.
g
1,469,673
232 Genpact, Ltd. 9,343
28,312 Gilat Satellite Networks, Ltd.
g
208,093
8,859 Global Payments, Inc. 1,213,506
20,967 Hewlett Packard Enterprise
Company 323,101
1,820 HubSpot, Inc.
g
690,563
4,191 IPG Photonics Corporation
g
395,966
12,587 Jack Henry & Associates, Inc. 2,386,243
70 Keysight Technologies, Inc.
g
9,819
3,662 KLA-Tencor Corporation 1,169,130
26,113 Knowles Corporation
g
483,613
4,634 Lam Research Corporation 2,158,332
37,330 Lattice Semiconductor
Corporation
g
1,793,333
1,300 Littelfuse, Inc. 298,025
8,509 LivePerson, Inc.
g
192,474
26,080 LiveRamp Holding, Inc.
g
816,826
1,608 Manhattan Associates, Inc.
g
209,924
1,315 ManTech International Corporation 105,647
8,146 Mastercard, Inc. 2,960,093
1,714 MAXIMUS, Inc. 124,916
699 MaxLinear, Inc.
g
33,461
30,756 Microchip Technology, Inc. 2,005,291
89,524 Microsoft Corporation 24,844,700
5,609 MKS Instruments, Inc. 639,314
606 Model N, Inc.
g
15,659
8,083 Monolithic Power Systems, Inc. 3,170,476
9,148 National Instruments Corporation 330,609
2,127 NetApp, Inc. 155,803
2,512 NETGEAR, Inc.
g
54,510
714 NICE, Ltd. ADR
g
147,377
5,682 Nova, Ltd.
g
560,302
24,928 NVIDIA Corporation 4,623,396
6,302 Okta, Inc.
g
751,892
3,517 Palo Alto Networks, Inc.
g
1,974,022
4,273 Paycom Software, Inc.
g
1,202,721
27,329 Paymentus Holdings, Inc.
f,g
452,568
16,291 PayPal Holdings, Inc.
g
1,432,468
112 Progress Software Corporation 5,374
11,860 PTC, Inc.
g
1,354,531
16,115 Qorvo, Inc.
g
1,833,565
28,091 QUALCOMM, Inc. 3,924,032
14,604 Salesforce, Inc.
g
2,569,428
50,205 Samsung Electronics Company,
Ltd. 2,675,604
3,568 ScanSource, Inc.
g
122,168
16,540 Semtech Corporation
g
985,784
5,250 ServiceNow, Inc.
g
2,510,025
62,833 Sierra Wireless, Inc.
g
987,106
3,402 SiTime Corporation
g
573,475
25,581 Skyworks Solutions, Inc. 2,898,327
15,698 Sonos, Inc.
g
358,228
46,020 Sprout Social, Inc.
g
2,820,106
3,827 Synopsys, Inc.
g
1,097,545
6,809 TD SYNNEX Corporation 681,513
2,843 TE Connectivity, Ltd. 354,750
104,472 Telefonaktiebolaget LM Ericsson
ADR 831,597
34,615 Texas Instruments, Inc. 5,893,204
2,572 Trimble, Inc.
g
171,552
5,382 TTEC Holdings, Inc. 397,245
56,554 TTM Technologies, Inc.
g
788,928
2,628 Tyler Technologies, Inc.
g
1,037,298
Shares Common Stock (24.5%) Value
Information Technology (4.7%) - continued
6,843 Universal Display Corporation $ 874,056
1,508 Upland Software, Inc.
g
22,499
1,194 VeriSign, Inc.
g
213,356
1,086 Vertex, Inc.
g
15,454
4,445 WEX, Inc.
g
738,937
20,604 Workiva, Inc.
g
1,988,492
15,594 Xerox Holdings Corporation 271,336
Total 158,381,983
Materials (1.0%)
1,373 AdvanSix, Inc. 61,153
698 Alpha Metallurgical Resources,
Inc.
g
108,008
18,372 AptarGroup, Inc. 2,109,657
8,203 Ashland Global Holdings, Inc. 861,069
4,243 Avery Dennison Corporation 766,286
72,414 Axalta Coating Systems, Ltd.
g
1,837,143
54 Balchem Corporation 6,653
2,252 Ball Corporation 182,772
1,017 Cabot Corporation 66,969
12,523 Carpenter Technology Corporation 478,128
1,525 Celanese Corporation 224,083
20,945 CF Industries Holdings, Inc. 2,028,104
14,650 Cleveland-Cliffs, Inc.
g
373,428
15,320 Compass Minerals International,
Inc. 905,872
13,641 Crown Holdings, Inc. 1,501,056
28,186 Eastman Chemical Company 2,893,857
4,111 FMC Corporation 544,872
12,747 Graphic Packaging Holding
Company 277,885
19,738 Huntsman Corporation 668,526
11,756 Ingevity Corporation
g
704,184
7,996 Innospec, Inc. 762,099
48,801 Ivanhoe Mines, Ltd.
g
391,274
9,582 Kaiser Aluminum Corporation 924,663
307 Koppers Holdings, Inc. 7,448
14,562 LyondellBasell Industries NV 1,544,009
2,790 Martin Marietta Materials, Inc. 988,274
121 Materion Corporation 10,303
3,452 Minerals Technologies, Inc. 219,582
8,868 Myers Industries, Inc. 194,475
6 NewMarket Corporation 1,948
12,111 Nucor Corporation 1,874,540
14,139 O-I Glass, Inc.
g
190,594
1,538 PPG Industries, Inc. 196,849
8,068 Quaker Chemical Corporation 1,312,744
2,712 Rayonier Advanced Materials,
Inc.
g
13,912
13,095 Reliance Steel & Aluminum
Company 2,596,084
14,299 RPM International, Inc. 1,185,387
6,449 Ryerson Holding Corporation 237,388
3,910 Schweitzer-Mauduit International,
Inc. 98,376
3,226 Sensient Technologies Corporation 272,920
3,831 Sherwin-Williams Company 1,053,372
3,021 Sonoco Products Company 187,030
7,412 Steel Dynamics, Inc. 635,579
7,194 SunCoke Energy, Inc. 59,854
7,367 Trinseo plc 349,564
2,035 Tronox Holdings plc 35,002
6,828 UFP Technologies, Inc.
g
468,879
3,322 United States Lime & Minerals, Inc. 363,792
15,927 United States Steel Corporation 485,614

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (24.5%) Value
Materials (1.0%) - continued
10,153 Westlake Corporation $ 1,284,862
1,540 Worthington Industries, Inc. 73,258
Total 34,619,380
Real Estate (1.5%)
118,740 AGNC Investment Corporation 1,303,765
26,812 Agree Realty Corporation 1,821,071
1,312 Alexandria Real Estate Equities,
Inc. 238,994
23,860 American Campus Communities,
Inc. 1,543,026
1,864 Apartment Income REIT
Corporation 91,653
4,734 AvalonBay Communities, Inc. 1,076,890
11,705 Camden Property Trust 1,836,397
2,479 CareTrust REIT, Inc. 40,185
24,736 CBRE Group, Inc.
g
2,054,077
602 Community Healthcare Trust, Inc. 22,166
51,437 CubeSmart 2,443,772
42,103 Cushman and Wakefield plc
g
753,644
1,220 Digital Realty Trust, Inc. 178,266
3,716 Duke Realty Corporation 203,451
1,562 EastGroup Properties, Inc. 292,875
34,392 EPR Properties 1,806,268
41,206 Essential Properties Realty Trust,
Inc. 988,944
878 Essex Property Trust, Inc. 289,099
1,897 Extra Space Storage, Inc. 360,430
1,323 Federal Realty Investment Trust 154,870
25,141 First Industrial Realty Trust, Inc. 1,458,178
5,099 FirstService Corporation 636,814
10,894 Four Corners Property Trust, Inc. 299,149
1,672 Getty Realty Corporation 44,994
5,278 Gladstone Commercial
Corporation 111,049
4,403 Gladstone Land Corporation 160,269
55,782 Healthcare Realty Trust, Inc. 1,510,577
83,282 Host Hotels & Resorts, Inc. 1,694,789
16,862 Independence Realty Trust, Inc. 459,658
1,359 Industrial Logistics Properties Trust 21,961
2,122 Innovative Industrial Properties,
Inc. 306,820
643 Jones Lang LaSalle, Inc.
g
140,643
11,196 Kilroy Realty Corporation 783,720
5,539 Life Storage, Inc. 733,862
7,624 Medical Properties Trust, Inc. 140,205
74,715 MGIC Investment Corporation 975,778
20,288 National Retail Properties, Inc. 889,426
109,786 National Storage Affiliates Trust 6,213,888
71,382 Necessity Retail REIT, Inc. 533,224
8,634 NetSTREIT Corporation 186,667
81,106 New Residential Investment
Corporation 843,502
8,008 NexPoint Residential Trust, Inc. 713,993
3,549 One Liberty Properties, Inc. 101,679
340 Orion Office REIT, Inc. 4,563
44,275 Pebblebrook Hotel Trust 1,081,195
702 PS Business Parks, Inc. 131,414
10,264 Public Storage, Inc. 3,813,076
4,824 Rayonier, Inc. REIT 208,397
736 RE/MAX Holdings, Inc. 17,267
3,407 Realty Income Corporation 236,310
47,794 Rexford Industrial Realty, Inc. 3,729,844
15,339 Sabra Health Care REIT, Inc. 179,160
3,415 SBA Communications Corporation 1,185,381
Shares Common Stock (24.5%) Value
Real Estate (1.5%) - continued
94,257 Service Properties Trust $ 765,367
10,301 Spirit Realty Capital, Inc. 447,578
22,009 UDR, Inc. 1,171,099
9,069 UMH Properties, Inc. 213,303
Total 49,644,642
Utilities (0.7%)
5,074 Alliant Energy Corporation 298,402
489 American States Water Company 38,465
5,996 Artesian Resources Corporation 278,814
2,722 Avista Corporation 110,431
6,300 CenterPoint Energy, Inc. 192,843
505 Consolidated Edison, Inc. 46,834
5,302 Consolidated Water Company,
Ltd. 57,686
22,308 Constellation Energy Corporation 1,320,857
17,890 Duke Energy Corporation 1,970,762
19,592 Entergy Corporation 2,328,509
530 Essential Utilities, Inc. 23,723
42,162 Exelon Corporation 1,972,338
208,589 NiSource, Inc. 6,074,112
11,260 NorthWestern Corporation 638,329
5,838 Pinnacle West Capital Corporation 415,665
5,487 Portland General Electric
Company 259,700
39,874 Sempra Energy 6,434,069
11,945 Spire, Inc. 868,999
17,004 UGI Corporation 583,237
Total 23,913,775
Total Common Stock
(cost $752,085,717) 828,128,094
Principal
Amount Long-Term Fixed Income ( 22.0% ) Value
Asset-Backed Securities (1.1%)
510 Asset Backed Trust
$ 850,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
792,358
Access Group, Inc.
45,494
1.168%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
44,737
Ares XL CLO, Ltd.
875,000
3.844%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
848,754
Ares XXXIIR CLO, Ltd.
1,025,000
2.506%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
1,025,012
Assurant CLO I, Ltd.
600,000
2.763%,  (LIBOR 3M +
1.700%), 10/20/2034, Ser.
2017-1A, Class BR
b,h
591,026
Buttermilk Park CLO, Ltd.
1,750,000
2.444%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
1,741,138
CarVal CLO II, Ltd.
850,000
2.563%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
839,065

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.0%) Value
Asset-Backed Securities (1.1%) - continued
$ 500,000
3.063%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
$ 492,831
CMFT Net Lease Master Issuer,
LLC
565,880
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
500,836
Commonbond Student Loan Trust
47,964
1.168%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
47,574
Credit Suisse Mortgage Trust
1,005,191
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
920,704
Dewolf Park CLO, Ltd.
850,000
2.494%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,h
843,369
Dryden 36 Senior Loan Fund
700,000
3.094%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
690,108
FirstKey Homes Trust
2,000,000
4.493%,  5/17/2027, Ser.
2022-SFR1, Class B
h
1,984,416
FRTKL Trust
1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
932,889
Galaxy XIX CLO, Ltd.
650,000
3.034%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
632,014
Goldentree Loan Management,
Ltd.
850,000
2.463%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,h
844,018
Harley Marine Financing, LLC
2,038,962
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
2,033,053
Home Partners of America Trust
1,087,694
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
992,581
921,724
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
793,457
Home RE, Ltd.
900,000
3.125%,  (SOFR30A +
2.850%), 10/25/2034, Ser.
2022-1, Class M1A
b,h
899,992
Laurel Road Prime Student Loan
Trust
496,440
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
489,746
Longfellow Place CLO, Ltd.
1,600,000
2.794%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
1,596,774
425,000
3.344%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
419,831
Principal
Amount Long-Term Fixed Income (22.0%) Value
Asset-Backed Securities (1.1%) - continued
Madison Park Funding XIV, Ltd.
$ 750,000
2.536%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
$ 744,007
Mello Mortgage Capital
Acceptance
1,064,751
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
932,364
Mercury Financial Credit Card
Master Trust
1,100,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
1,050,711
National Collegiate Trust
284,270
0.963%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
278,448
OCP CLO, Ltd.
750,000
3.044%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
732,471
Octagon Investment Partners XVI,
Ltd.
200,000
2.444%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
198,768
OZLM IX, Ltd.
525,000
2.613%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
519,943
Progress Residential Trust
500,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
451,013
1,500,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
h
1,326,965
ROC Securities Trust Series
900,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
853,980
SLM Student Loan Trust
121,432
1.068%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
118,612
Sound Point CLO XIV, Ltd.
1,050,000
3.234%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
1,043,666
Sound Point CLO XV, Ltd.
1,050,000
3.234%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,h
1,033,847
Sound Point CLO XXI, Ltd.
625,000
2.664%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
618,634
Stratus CLO, Ltd.
750,000
2.813%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
732,572
Toorak Mortgage Corporation, Ltd.
1,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
940,138

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.0%) Value
Asset-Backed Securities (1.1%) - continued
TRK Trust
$ 859,414
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
$ 800,589
Upstart Securitization Trust
148,449
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
148,011
VCAT Asset Securitization, LLC
425,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
405,804
Wind River CLO, Ltd.
625,000
2.663%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
620,264
525,000
3.063%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
515,710
Total 35,062,800
Basic Materials (0.2%)
Alcoa Nederland Holding BV
210,000 5.500%,  12/15/2027
h
208,950
Anglo American Capital plc
300,000 3.875%,  3/16/2029
h
284,354
Chemours Company
140,000 5.750%,  11/15/2028
h
131,250
Cleveland-Cliffs, Inc.
180,000 5.875%,  6/1/2027 179,100
80,000 4.625%,  3/1/2029
h
74,983
80,000 4.875%,  3/1/2031
h
74,000
Consolidated Energy Finance SA
253,000 5.625%,  10/15/2028
h
234,025
DowDuPont, Inc.
100,000 4.493%,  11/15/2025 101,754
EverArc Escrow Sarl
86,000 5.000%,  10/30/2029
h
75,407
First Quantum Minerals, Ltd.
303,000 6.875%,  10/15/2027
h
304,515
Freeport-McMoRan, Inc.
150,000 4.125%,  3/1/2028 145,041
682,000 4.625%,  8/1/2030 658,798
Glencore Funding, LLC
228,000 3.375%,  9/23/2051
h
168,606
396,000 4.000%,  3/27/2027
h
388,056
Hecla Mining Company
110,000 7.250%,  2/15/2028 111,100
Hudbay Minerals, Inc.
130,000 4.500%,  4/1/2026
h
120,192
Ingevity Corporation
220,000 3.875%,  11/1/2028
h
196,900
International Flavors and
Fragrances, Inc.
500,000 3.468%,  12/1/2050
h
386,741
Kinross Gold Corporation
154,000 5.950%,  3/15/2024 159,527
Mauser Packaging Solutions
Holding Company
170,000 5.500%,  4/15/2024
h
165,962
140,000 7.250%,  4/15/2025
h
132,650
Mercer International, Inc.
120,000 5.125%,  2/1/2029 111,469
Principal
Amount Long-Term Fixed Income (22.0%) Value
Basic Materials (0.2%) - continued
Methanex Corporation
$ 162,000 4.250%,  12/1/2024 $ 159,439
Mosaic Company
325,000 4.050%,  11/15/2027 322,300
Novelis Corporation
90,000 3.250%,  11/15/2026
h
82,120
70,000 4.750%,  1/30/2030
h
64,381
90,000 3.875%,  8/15/2031
h
77,175
OCI NV
101,000 4.625%,  10/15/2025
h
101,379
Olin Corporation
291,000 5.125%,  9/15/2027 288,294
15,000 5.625%,  8/1/2029 14,770
SCIL USA Holdings, LLC
131,000 5.375%,  11/1/2026
h
119,537
SPCM SA
147,000 3.375%,  3/15/2030
h
124,582
SunCoke Energy, Inc.
164,000 4.875%,  6/30/2029
h
147,034
Syngenta Finance NV
400,000 5.182%,  4/24/2028
h
400,973
Taseko Mines, Ltd.
125,000 7.000%,  2/15/2026
h
124,063
Teck Resources, Ltd.
356,000 6.125%,  10/1/2035 393,665
Unifrax Escrow Issuer Corporation
138,000 5.250%,  9/30/2028
h
121,639
United States Steel Corporation
246,000 6.875%,  3/1/2029
f
250,263
Total 7,204,994
Capital Goods (0.4%)
AECOM
265,000 5.125%,  3/15/2027 262,019
Amsted Industries, Inc.
240,000 5.625%,  7/1/2027
h
238,200
15,000 4.625%,  5/15/2030
h
13,800
ARD Finance SA
55,000 6.500%,  6/30/2027
h
46,200
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
210,000 5.250%,  8/15/2027
h
180,337
34,000 5.250%,  8/15/2027
h
29,197
Boeing Company
460,000 5.930%,  5/1/2060 455,465
350,000 5.040%,  5/1/2027 353,861
600,000 5.705%,  5/1/2040 599,463
Bombardier, Inc.
159,000 7.125%,  6/15/2026
h
146,280
140,000 7.875%,  4/15/2027
h
130,420
120,000 6.000%,  2/15/2028
h
103,800
Brand Industrial Services, Inc.
105,000 8.500%,  7/15/2025
h
93,712
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
h
129,500
Carrier Global Corporation
256,000 3.577%,  4/5/2050 205,349
450,000 2.700%,  2/15/2031 391,994

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.0%) Value
Capital Goods (0.4%) - continued
Clydesdale Acquisition Holdings,
Inc.
$ 23,000 6.625%,  4/15/2029
h
$ 22,943
46,000 8.750%,  4/15/2030
h
42,041
CNH Industrial NV
210,000 3.850%,  11/15/2027 204,135
Cornerstone Building Brands, Inc.
180,000 6.125%,  1/15/2029
h
149,769
Covanta Holding Corporation
157,000 5.000%,  9/1/2030 141,693
Covert Mergeco, Inc.
90,000 4.875%,  12/1/2029
h
81,882
CP Atlas Buyer, Inc.
120,000 7.000%,  12/1/2028
h
100,200
Crown Cork & Seal Company, Inc.
140,000 7.375%,  12/15/2026 148,750
GFL Environmental, Inc.
116,000 4.000%,  8/1/2028
h
102,080
250,000 3.500%,  9/1/2028
h
222,500
H&E Equipment Services, Inc.
258,000 3.875%,  12/15/2028
h
224,730
Howard Midstream Energy
Partners, LLC
172,000 6.750%,  1/15/2027
h
166,645
Howmet Aerospace, Inc.
244,000 3.000%,  1/15/2029 212,927
343,000 5.950%,  2/1/2037 346,622
Ingersoll-Rand Luxembourg
Finance SA
275,000 3.500%,  3/21/2026 271,232
JELD-WEN, Inc.
180,000 6.250%,  5/15/2025
h
183,825
60,000 4.625%,  12/15/2025
h
56,550
55,000 4.875%,  12/15/2027
h
49,875
Lockheed Martin Corporation
304,000 4.500%,  5/15/2036 313,617
78,000 6.150%,  9/1/2036 91,280
Meritor, Inc.
175,000 4.500%,  12/15/2028
h
174,781
MIWD Holdco II, LLC
93,000 5.500%,  2/1/2030
h
80,445
Nesco Holdings II, Inc.
90,000 5.500%,  4/15/2029
h
84,810
New Enterprise Stone and Lime
Company, Inc.
196,000 5.250%,  7/15/2028
h
179,152
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 492,241
OI European Group BV
243,000 4.750%,  2/15/2030
h
213,840
Owens-Brockway Glass Container,
Inc.
110,000 5.875%,  8/15/2023
f,h
111,534
Pactiv Evergreen Group
120,000 4.375%,  10/15/2028
h
105,900
PGT Innovations, Inc.
156,000 4.375%,  10/1/2029
h
136,879
Raytheon Technologies
Corporation
331,000 4.125%,  11/16/2028 331,229
375,000 4.450%,  11/16/2038 374,196
Principal
Amount Long-Term Fixed Income (22.0%) Value
Capital Goods (0.4%) - continued
$ 300,000 3.750%,  11/1/2046 $ 265,324
Republic Services, Inc.
235,000 2.900%,  7/1/2026 226,344
Roper Technologies, Inc.
192,000 4.200%,  9/15/2028 192,746
335,000 1.750%,  2/15/2031 270,501
SRM Escrow Issuer, LLC
240,000 6.000%,  11/1/2028
h
230,400
Standard Industries, Inc.
145,000 4.375%,  7/15/2030
h
120,909
Textron, Inc.
510,000 3.375%,  3/1/2028 484,301
Titan Acquisition, Ltd.
115,000 7.750%,  4/15/2026
h
110,975
TransDigm, Inc.
115,000 6.250%,  3/15/2026
h
114,425
525,000 5.500%,  11/15/2027 481,420
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 175,151
170,000 4.000%,  7/15/2030 152,150
Victors Merger Corporation
92,000 6.375%,  5/15/2029
h
55,200
Waste Pro USA, Inc.
105,000 5.500%,  2/15/2026
h
93,408
WESCO Distribution, Inc.
200,000 7.250%,  6/15/2028
h
206,500
Total 11,977,654
Collateralized Mortgage Obligations (1.3%)
Alternative Loan Trust
121,241
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 86,552
AMSR Trust
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
h
1,318,137
Arroyo Mortgage Trust
1,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
h,i
935,245
Bellemeade Re, Ltd.
686,739
2.039%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
685,864
BRAVO Residential Funding Trust
146,643
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
h
146,148
Business Jet Securities, LLC
544,557
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
519,524
CHL Mortgage Pass-Through Trust
1,366,452
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 882,711
CIM Trust
577,042
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
577,224
Citicorp Mortgage Securities, Inc.
453,608
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 422,174
COLT Mortgage Loan Trust
1,079,522
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
1,023,033

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.0%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
Countrywide Alternative Loan Trust
$ 145,628
2.736%,  10/25/2035, Ser.
2005-43, Class 4A1
b
$ 133,312
622,794
7.000%,  10/25/2037, Ser.
2007-24, Class A10 295,614
Countrywide Home Loans, Inc.
161,620
5.750%,  4/25/2037, Ser.
2007-3, Class A27 97,217
Credit Suisse Mortgage Trust
550,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
528,213
850,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
820,435
532,049
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
500,113
1,880,550
3.418%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
1,849,375
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
66,437
6.000%,  5/25/2022, Ser.
2006-AR5, Class 23A 54,586
Federal Home Loan Mortgage
Corporation - REMIC
134,709
4.000%,  7/15/2031, Ser.
4104, Class KI
j
3,236
298,765
3.000%,  2/15/2033, Ser.
4170, Class IG
j
30,248
778,382
3.000%,  3/15/2033, Ser.
4180, Class PI
j
91,157
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 956,746
Federal Home Loan Mortgage
Corporation WI Multifamily
Certificates
1,425,000
2.450%,  7/25/2032, Ser.
K144, Class A2 1,298,510
1,600,000
2.580%,  7/25/2032, Ser.
K145, Class A2
h
1,474,448
2,450,000
2.920%,  7/25/2032, Ser.
K146, Class A2 2,326,863
Federal National Mortgage
Association - REMIC
1,068,509
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
54,385
Flagstar Mortgage Trust
619,146
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
577,883
Foundation Finance Trust
592,453
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
553,228
FWD Securitization Trust
677,752
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
674,776
GCAT Trust
925,206
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
880,845
GS Mortgage-Backed Securities
Trust
1,182,993
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
1,081,900
191,047
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
191,041
Principal
Amount Long-Term Fixed Income (22.0%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
GSAA Home Equity Trust
$ 1,534,801
4.541%,  8/25/2034, Ser.
2004-10, Class M2
i
$ 1,470,423
GSR Mortgage Loan Trust
890,462
2.990%,  9/25/2034, Ser.
2004-11, Class 2A2
b
896,757
J.P. Morgan Mortgage Trust
999,679
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
874,484
807,123
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
712,966
Legacy Mortgage Asset Trust
407,642
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
401,190
LHOME Mortgage Trust
350,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
333,701
900,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
864,756
Merrill Lynch Alternative Note
Asset Trust
149,322
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 80,054
New Residential Mortgage Loan
Trust
2,141,684
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
1,883,320
New York Mortgage Trust
1,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
955,168
657,140
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
643,318
Oak Street Investment
682,706
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
632,363
Oaktown Re VII, Ltd.
550,000
1.889%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
543,669
Oaktown Re, Ltd.
915,795
1.939%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
914,510
Onslow Bay Financial, LLC
575,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
548,273
Palisades Mortgage Loan Trust
1,450,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
1,384,007
Preston Ridge Partners Mortgage
Trust, LLC
741,862
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
708,632
Pretium Mortgage Credit Partners,
LLC
433,658
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
414,952
Residential Accredit Loans, Inc.
Trust
215,014
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 195,354

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.0%) Value
Collateralized Mortgage Obligations (1.3%) -
continued
Starwood Mortgage Residential
Trust
$ 9,599
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,h
$ 9,586
Toorak Mortgage Corporation, Ltd.
1,415,356
3.721%,  9/25/2022, Ser.
2019-2, Class A1 1,393,269
545,130
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
540,693
Tricon Residential Trust
725,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
656,852
Vericrest Opportunity Loan
Transferee
575,505
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
554,482
700,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
668,897
775,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
742,823
622,747
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
602,871
650,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
619,167
550,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
521,455
402,633
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
382,537
375,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
351,486
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
351,915
Verus Securitization Trust
455,405
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
423,774
ZH Trust
381,042
2.253%,  2/18/2027, Ser.
2021-1, Class A
h
372,671
667,119
2.349%,  10/17/2027, Ser.
2021-2, Class A
h
654,380
Total 44,375,498
Commercial Mortgage-Backed Securities (0.4%)
AMSR Trust
1,300,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
1,136,671
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
867,883
600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
540,500
BANK 2021-BNK36
1,000,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 885,037
BANK 2022-BNK39
3,998,572
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
131,604
1,075,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 981,262
BANK 2022-BNK40
1,250,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
1,199,150
Principal
Amount Long-Term Fixed Income (22.0%) Value
Commercial Mortgage-Backed Securities (0.4%)
- continued
Barclays Commercial Mortgage
Securities, LLC
$ 850,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
$ 824,221
BBCMS Mortgage Trust
2,295,951
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
115,283
625,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
573,791
825,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 741,490
5,666,935
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
632,546
BBCMS Trust
1,250,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 1,110,032
Benchmark Mortgage Trust
1,700,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 1,517,889
BFLD Trust
325,000
2.254%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
320,247
BINOM Securitization Trust
600,873
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
560,550
GS Mortgage Securities Trust
1,166,625
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 1,162,709
Morgan Stanley Capital I Trust
5,973,315
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
697,239
Total 13,998,104
Communications Services (0.6%)
Altice France SA
110,000 8.125%,  2/1/2027
h
110,825
75,000 5.500%,  1/15/2028
h
66,094
145,000 5.125%,  7/15/2029
h
122,751
196,000 5.500%,  10/15/2029
h
166,600
American Tower Corporation
100,000 3.375%,  10/15/2026 96,040
275,000 2.900%,  1/15/2030 240,919
AT&T, Inc.
306,000 3.500%,  9/15/2053 239,569
350,000 2.300%,  6/1/2027 321,847
725,000 4.350%,  3/1/2029 731,918
859,000 5.250%,  3/1/2037 910,967
300,000 4.900%,  8/15/2037 303,032
285,000 5.550%,  8/15/2041 306,200
500,000 3.100%,  2/1/2043 386,884
CCO Holdings, LLC
138,000 5.500%,  5/1/2026
h
138,345
220,000 5.125%,  5/1/2027
h
214,452
185,000 4.750%,  3/1/2030
h
165,344
40,000 4.500%,  8/15/2030
h
34,900
362,000 4.750%,  2/1/2032
h
311,077
150,000 4.250%,  1/15/2034
h
119,250
Charter Communications
Operating, LLC
300,000 4.500%,  2/1/2024 303,696

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.0%) Value
Communications Services (0.6%) - continued
$ 430,000 4.200%,  3/15/2028 $ 415,482
650,000 3.500%,  6/1/2041 474,985
205,000 6.484%,  10/23/2045 206,620
Clear Channel Worldwide
Holdings, Inc.
288,000 7.750%,  4/15/2028
h
271,440
Comcast Corporation
340,000 2.987%,  11/1/2063
h
239,961
355,000 3.950%,  10/15/2025 359,104
300,000 4.250%,  10/15/2030 301,114
130,000 4.400%,  8/15/2035 129,089
410,000 4.750%,  3/1/2044 406,386
250,000 4.600%,  8/15/2045 247,211
Consolidated Communications,
Inc.
142,000 5.000%,  10/1/2028
h
116,042
Cox Communications, Inc.
420,000 3.350%,  9/15/2026
h
407,673
CSC Holdings, LLC
60,000 5.375%,  2/1/2028
h
55,088
188,000 6.500%,  2/1/2029
h
178,600
354,000 4.125%,  12/1/2030
h
292,050
Cumulus Media New Holdings,
Inc.
170,000 6.750%,  7/1/2026
f,h
169,150
DIRECTV Holdings, LLC
208,000 5.875%,  8/15/2027
h
195,780
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 396,308
DISH DBS Corporation
60,000 5.250%,  12/1/2026
h
55,089
60,000 7.375%,  7/1/2028 52,463
95,000 5.750%,  12/1/2028
h
84,976
Entercom Media Corporation
319,000 6.500%,  5/1/2027
h
274,340
Frontier Communications
Holdings, LLC
164,000 5.875%,  10/15/2027
h
157,030
GCI, LLC
150,000 4.750%,  10/15/2028
h
139,125
Gray Escrow II, Inc.
300,000 5.375%,  11/15/2031
h
258,588
Gray Television, Inc.
235,000 4.750%,  10/15/2030
h
204,450
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 199,000
iHeartCommunications, Inc.
190,000 4.750%,  1/15/2028
h
172,187
Iliad Holding SASU
157,000 6.500%,  10/15/2026
h
150,910
LCPR Senior Secured Financing
DAC
130,000 6.750%,  10/15/2027
h
129,191
Level 3 Financing, Inc.
167,000 4.625%,  9/15/2027
h
150,091
300,000 4.250%,  7/1/2028
h
253,500
Lions Gate Capital Holdings, LLC
131,000 5.500%,  4/15/2029
h
116,130
Magallanes, Inc.
399,000 5.141%,  3/15/2052
h
355,721
343,000 4.054%,  3/15/2029
h
327,520
Principal
Amount Long-Term Fixed Income (22.0%) Value
Communications Services (0.6%) - continued
$ 343,000 5.050%,  3/15/2042
h
$ 312,483
NBN Company, Ltd.
725,000 2.625%,  5/5/2031
h
630,379
Netflix, Inc.
150,000 5.875%,  11/15/2028 154,500
272,000 5.375%,  11/15/2029
h
272,272
300,000 4.875%,  6/15/2030
h
292,503
Nexstar Escrow Corporation
220,000 5.625%,  7/15/2027
h
214,089
Omnicom Group, Inc.
156,000 3.600%,  4/15/2026 154,276
210,000 4.200%,  6/1/2030 206,457
Radiate Holdco, LLC
145,000 6.500%,  9/15/2028
h
127,600
Scripps Escrow II, Inc.
105,000 5.375%,  1/15/2031
h
93,464
Scripps Escrow, Inc.
90,000 5.875%,  7/15/2027
h
85,950
Sinclair Television Group, Inc.
276,000 5.500%,  3/1/2030
h
225,677
Sirius XM Radio, Inc.
215,000 5.000%,  8/1/2027
h
207,475
105,000 4.000%,  7/15/2028
h
94,894
125,000 4.125%,  7/1/2030
h
109,761
Sprint Capital Corporation
96,000 6.875%,  11/15/2028 105,369
210,000 8.750%,  3/15/2032 266,873
Sprint Corporation
460,000 7.625%,  2/15/2025 489,325
TEGNA, Inc.
164,000 4.625%,  3/15/2028 157,801
Telesat Canada
80,000 4.875%,  6/1/2027
h
54,400
45,000 6.500%,  10/15/2027
h
19,231
Terrier Media Buyer, Inc.
100,000 8.875%,  12/15/2027
h
97,739
T-Mobile USA, Inc.
475,000 2.550%,  2/15/2031 403,439
230,000 2.875%,  2/15/2031 195,235
913,000 3.500%,  4/15/2031 809,219
300,000 4.375%,  4/15/2040 276,302
United States Cellular Corporation
140,000 6.700%,  12/15/2033 144,617
Uniti Group, LP
50,000 4.750%,  4/15/2028
h
44,625
VeriSign, Inc.
150,000 4.750%,  7/15/2027 150,689
Verizon Communications, Inc.
304,000 2.100%,  3/22/2028 272,244
825,000 2.650%,  11/20/2040 624,203
VTR Finance NV
190,000 6.375%,  7/15/2028
h
173,377
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
h
202,784
Walt Disney Company
457,000 3.600%,  1/13/2051 394,470
Zayo Group Holdings, Inc.
136,000 4.000%,  3/1/2027
h
118,320
Total 21,415,146

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.0%) Value
Consumer Cyclical (0.7%)
1011778 B.C., ULC
$ 210,000 4.375%,  1/15/2028
h
$ 191,625
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
137,000 10.500%,  2/15/2028
h
123,642
Allied Universal Holdco, LLC
75,000 6.625%,  7/15/2026
h
72,483
255,000 4.625%,  6/1/2028
h
225,675
100,000 6.000%,  6/1/2029
h
82,750
Allison Transmission, Inc.
175,000 3.750%,  1/30/2031
h
151,375
Amazon.com, Inc.
975,000 3.100%,  5/12/2051 802,634
324,000 3.875%,  8/22/2037 315,407
234,000 4.050%,  8/22/2047 227,963
American Axle & Manufacturing,
Inc.
325,000 6.500%,  4/1/2027
f
302,859
Arko Corporation
97,000 5.125%,  11/15/2029
h
85,845
Ashton Woods USA, LLC
140,000 4.625%,  8/1/2029
h
117,802
BellRing Brands, Inc.
186,000 7.000%,  3/15/2030
h
181,815
Boyd Gaming Corporation
150,000 4.750%,  6/15/2031
h
135,645
Boyne USA, Inc.
115,000 4.750%,  5/15/2029
h
106,662
Brookfield Property REIT, Inc.
93,000 5.750%,  5/15/2026
h
90,036
Brookfield Residential Properties,
Inc.
150,000 6.250%,  9/15/2027
h
140,730
170,000 5.000%,  6/15/2029
h
150,356
Caesars Entertainment, Inc.
218,000 6.250%,  7/1/2025
h
220,370
75,000 8.125%,  7/1/2027
h
78,375
156,000 4.625%,  10/15/2029
h
133,770
Carnival Corporation
96,000 10.500%,  2/1/2026
h
105,600
296,000 7.625%,  3/1/2026
h
289,710
215,000 5.750%,  3/1/2027
h
194,686
59,000 6.000%,  5/1/2029
h
52,952
Cedar Fair, LP
74,000 5.375%,  4/15/2027 71,960
280,000 5.250%,  7/15/2029 264,950
Cengage Learning, Inc.
282,000 9.500%,  6/15/2024
h
276,360
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
h
131,080
Cinemark USA, Inc.
189,000 5.875%,  3/15/2026
f,h
176,242
Clarios Global, LP
105,000 8.500%,  5/15/2027
h
104,935
Cushman & Wakefield US
Borrower, LLC
85,000 6.750%,  5/15/2028
h
86,702
D.R. Horton, Inc.
500,000 2.600%,  10/15/2025 478,678
Principal
Amount Long-Term Fixed Income (22.0%) Value
Consumer Cyclical (0.7%) - continued
Daimler Trucks Finance North
America, LLC
$ 392,000 2.000%,  12/14/2026
h
$ 358,259
Dana, Inc.
160,000 5.625%,  6/15/2028 152,600
Empire Communities Corporation
140,000 7.000%,  12/15/2025
h
132,650
Expedia Group, Inc.
900,000 3.250%,  2/15/2030 802,829
Ford Motor Company
91,000 3.250%,  2/12/2032 73,956
Ford Motor Credit Company, LLC
170,000 4.063%,  11/1/2024 166,288
525,000 2.300%,  2/10/2025 487,567
370,000 4.134%,  8/4/2025 355,200
270,000 2.700%,  8/10/2026 240,700
Forestar Group, Inc.
140,000 3.850%,  5/15/2026
h
126,000
Gap, Inc.
71,000 3.625%,  10/1/2029
h
57,752
General Motors Company
450,000 6.125%,  10/1/2025 475,023
400,000 6.800%,  10/1/2027 430,074
627,000 5.000%,  4/1/2035 593,376
General Motors Financial
Company, Inc.
300,000 1.500%,  6/10/2026 267,095
GLP Capital, LP
469,000 5.750%,  6/1/2028 491,789
Goodyear Tire & Rubber Company
105,000 5.000%,  7/15/2029 93,628
65,000 5.250%,  7/15/2031 56,062
Guitar Center Escrow Issuer II, Inc.
71,000 8.500%,  1/15/2026
h
71,156
Hanesbrands, Inc.
135,000 4.875%,  5/15/2026
h
131,962
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
h
107,767
Hilton Domestic Operating
Company, Inc.
250,000 4.875%,  1/15/2030 241,175
Hilton Grand Vacations Borrower
Escrow, LLC
180,000 5.000%,  6/1/2029
h
162,450
Home Depot, Inc.
375,000 5.400%,  9/15/2040 417,425
228,000 4.250%,  4/1/2046 220,681
340,000 3.900%,  6/15/2047 313,780
Hyundai Capital America
375,000 1.800%,  1/10/2028
h
323,092
Hyundai Capital Services, Inc.
225,000 2.125%,  4/24/2025
h
213,014
International Game Technology plc
206,000 5.250%,  1/15/2029
h
195,364
Jacobs Entertainment, Inc.
94,000 6.750%,  2/15/2029
h
92,092
KB Home
215,000 4.800%,  11/15/2029 195,983
Kia Corporation
200,000 2.375%,  2/14/2025
h
192,595

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.0%) Value
Consumer Cyclical (0.7%) - continued
Kohl's Corporation
$ 410,000 3.375%,  5/1/2031 $ 388,396
425,000 5.550%,  7/17/2045 411,139
L Brands, Inc.
240,000 6.625%,  10/1/2030
h
238,705
70,000 6.875%,  11/1/2035 68,389
Lennar Corporation
475,000 4.750%,  5/30/2025 483,838
Lowe's Companies, Inc.
650,000 2.625%,  4/1/2031 569,737
Macy's Retail Holdings, LLC
140,000 5.875%,  4/1/2029
h
132,807
400,000 6.125%,  3/15/2032
h
370,000
Magic MergerCo, Inc.
112,000 5.250%,  5/1/2028
h
96,255
Marriott International, Inc.
48,000 5.750%,  5/1/2025 50,308
600,000 4.625%,  6/15/2030 591,619
Mastercard, Inc.
275,000 3.950%,  2/26/2048 264,795
Mattamy Group Corporation
129,000 5.250%,  12/15/2027
h
120,615
McDonald's Corporation
50,000 2.125%,  3/1/2030 43,241
470,000 4.450%,  3/1/2047 452,023
MDC Holdings, Inc.
800,000 2.500%,  1/15/2031 642,340
MGM Resorts International
255,000 6.000%,  3/15/2023 257,869
NCL Corporation, Ltd.
213,000 3.625%,  12/15/2024
h
198,090
70,000 5.875%,  2/15/2027
h
66,727
Nissan Motor Acceptance
Company, LLC
640,000 1.125%,  9/16/2024
h
594,769
Penn National Gaming, Inc.
150,000 4.125%,  7/1/2029
h
126,563
PetSmart, Inc./PetSmart Finance
Corporation
180,000 4.750%,  2/15/2028
h
167,400
190,000 7.750%,  2/15/2029
h
189,050
Real Hero Merger Sub 2, Inc.
100,000 6.250%,  2/1/2029
h
81,105
Realogy Group, LLC
160,000 5.750%,  1/15/2029
h
134,123
Rite Aid Corporation
82,000 7.500%,  7/1/2025
h
70,204
Royal Caribbean Cruises, Ltd.
266,000 9.125%,  6/15/2023
h
274,601
190,000 4.250%,  7/1/2026
h
171,987
50,000 5.375%,  7/15/2027
h
45,947
110,000 5.500%,  4/1/2028
h
100,375
Scientific Games International, Inc.
160,000 7.250%,  11/15/2029
h
167,952
72,000 6.625%,  3/1/2030
h
68,400
SeaWorld Parks and
Entertainment, Inc.
68,000 5.250%,  8/15/2029
h
61,875
Six Flags Theme Parks, Inc.
145,000 7.000%,  7/1/2025
h
150,619
Principal
Amount Long-Term Fixed Income (22.0%) Value
Consumer Cyclical (0.7%) - continued
Staples, Inc.
$ 132,000 7.500%,  4/15/2026
h
$ 126,060
119,000 10.750%,  4/15/2027
f,h
105,434
Station Casinos, LLC
111,000 4.625%,  12/1/2031
h
93,024
Target Corporation
650,000 2.250%,  4/15/2025 631,054
Tenneco, Inc.
165,000 5.000%,  7/15/2026
f
158,194
Toll Brothers Finance Corporation
600,000 3.800%,  11/1/2029
f
544,582
Travel + Leisure Company
110,000 6.625%,  7/31/2026
h
112,616
Uber Technologies, Inc.
100,000 6.250%,  1/15/2028
f,h
99,000
Wabash National Corporation
157,000 4.500%,  10/15/2028
h
131,409
Wyndham Hotels & Resorts, Inc.
95,000 4.375%,  8/15/2028
h
88,544
Yum! Brands, Inc.
170,000 4.750%,  1/15/2030
h
161,713
ZF North America Capital, Inc.
185,000 4.750%,  4/29/2025
h
180,832
Total 24,695,383
Consumer Non-Cyclical (0.7%)
Abbott Laboratories
518,000 4.750%,  11/30/2036 560,294
AbbVie, Inc.
125,000 2.950%,  11/21/2026 119,700
200,000 4.500%,  5/14/2035 197,593
600,000 4.300%,  5/14/2036 580,092
325,000 4.850%,  6/15/2044 324,480
450,000 4.875%,  11/14/2048 450,746
Albertson's Companies, Inc.
205,000 3.500%,  3/15/2029
h
172,692
Altria Group, Inc.
158,000 5.800%,  2/14/2039 156,487
Amgen, Inc.
375,000 4.200%,  2/22/2052 337,598
Anheuser-Busch Companies, LLC
480,000 4.700%,  2/1/2036 475,039
Anheuser-Busch InBev Worldwide,
Inc.
650,000 4.750%,  4/15/2058 611,030
495,000 4.375%,  4/15/2038 472,823
Anthem, Inc.
560,000 3.125%,  5/15/2050 434,655
390,000 4.625%,  5/15/2042 382,945
Archer-Daniels-Midland Company
560,000 2.700%,  9/15/2051 436,474
AstraZeneca plc
600,000 3.000%,  5/28/2051
f
492,508
Bausch Health Companies, Inc.
438,000 5.000%,  1/30/2028
h
323,099
307,000 5.000%,  2/15/2029
h
215,899
Becton, Dickinson and Company
294,000 3.794%,  5/20/2050 253,715
325,000 3.700%,  6/6/2027 319,434

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.0%) Value
Consumer Non-Cyclical (0.7%) - continued
Bristol-Myers Squibb Company
$ 228,000 3.550%,  3/15/2042 $ 203,651
Bunge, Ltd. Finance Corporation
608,000 2.750%,  5/14/2031 525,400
Cargill, Inc.
269,000 3.125%,  5/25/2051
h
217,344
Centene Corporation
230,000 4.250%,  12/15/2027 223,100
13,000 4.625%,  12/15/2029 12,591
260,000 3.000%,  10/15/2030 226,200
600,000 2.625%,  8/1/2031 498,426
Central Garden & Pet Company
205,000 4.125%,  10/15/2030 177,208
Community Health Systems, Inc.
65,000 5.625%,  3/15/2027
h
61,961
40,000 8.000%,  12/15/2027
h
41,438
140,000 6.000%,  1/15/2029
h
132,327
296,000 6.875%,  4/15/2029
h
259,598
Constellation Brands, Inc.
360,000 3.600%,  2/15/2028 346,632
275,000 2.875%,  5/1/2030 244,524
Coty, Inc.
115,000 5.000%,  4/15/2026
h
109,233
CVS Health Corporation
435,000 4.875%,  7/20/2035 442,870
Danaher Corporation
241,000 2.800%,  12/10/2051 178,201
DaVita, Inc.
176,000 4.625%,  6/1/2030
h
153,120
Edgewell Personal Care Company
125,000 5.500%,  6/1/2028
h
120,937
Eli Lilly and Company
408,000 2.500%,  9/15/2060 283,392
Embecta Corporation
54,000 6.750%,  2/15/2030
h
52,380
Encompass Health Corporation
240,000 4.500%,  2/1/2028
f
221,887
Endo Finance, LLC
70,000 9.500%,  7/31/2027
f,h
55,236
Energizer Holdings, Inc.
160,000 4.750%,  6/15/2028
h
140,675
H. J. Heinz Company
70,000 5.200%,  7/15/2045 68,470
HCA, Inc.
500,000 5.375%,  2/1/2025 514,375
794,000 3.500%,  9/1/2030 711,289
HFC Prestige Products, Inc.
207,000 4.750%,  1/15/2029
h
184,230
HLF Financing SARL, LLC
262,000 4.875%,  6/1/2029
h
210,889
Humana, Inc.
225,000 2.150%,  2/3/2032 185,198
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
h
373,263
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
342,000 4.375%,  2/2/2052
h
277,596
35,000 6.500%,  4/15/2029
h
36,225
227,000 5.500%,  1/15/2030
h
224,162
Principal
Amount Long-Term Fixed Income (22.0%) Value
Consumer Non-Cyclical (0.7%) - continued
$ 392,000 3.000%,  5/15/2032
h
$ 326,681
Kimberly-Clark Corporation
390,000 3.900%,  5/4/2047 366,353
Kraft Foods Group, Inc.
93,000 5.000%,  6/4/2042 89,458
Kraft Heinz Foods Company
325,000 3.875%,  5/15/2027 317,810
164,000 3.750%,  4/1/2030 155,793
300,000 4.375%,  6/1/2046 262,841
Mattel, Inc.
175,000 3.375%,  4/1/2026
h
170,187
286,000 5.450%,  11/1/2041 287,072
Medtronic, Inc.
343,000 4.375%,  3/15/2035 353,201
Molina Healthcare, Inc.
200,000 4.375%,  6/15/2028
h
186,928
Mozart Debt Merger Sub, Inc.
129,000 3.875%,  4/1/2029
h
112,715
190,000 5.250%,  10/1/2029
h
165,300
Newell Brands, Inc.
362,000 4.450%,  4/1/2026 358,901
Ortho-Clinical Diagnostics, Inc.
100,000 7.250%,  2/1/2028
h
101,000
Owens & Minor, Inc.
116,000 6.625%,  4/1/2030
h
113,551
Par Pharmaceutical, Inc.
160,000 7.500%,  4/1/2027
h
145,981
Pilgrim's Pride Corporation
140,000 3.500%,  3/1/2032
h
118,300
Post Holdings, Inc.
70,000 5.750%,  3/1/2027
h
69,037
66,000 5.625%,  1/15/2028
h
62,403
63,000 5.500%,  12/15/2029
h
57,330
135,000 4.500%,  9/15/2031
h
112,266
Prime Security Services Borrower,
LLC/Prime Finance Inc.
395,000 5.750%,  4/15/2026
h
378,706
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 474,550
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
h
215,847
Scotts Miracle-Gro Company
215,000 4.500%,  10/15/2029 188,663
SEG Holding, LLC
185,000 5.625%,  10/15/2028
h
180,539
Simmons Foods, Inc.
277,000 4.625%,  3/1/2029
h
249,956
Spectrum Brands, Inc.
125,000 5.000%,  10/1/2029
h
116,250
100,000 5.500%,  7/15/2030
h
93,061
Syneos Health, Inc.
150,000 3.625%,  1/15/2029
h
132,698
Sysco Corporation
325,000 6.600%,  4/1/2040 387,308
Teleflex, Inc.
320,000 4.625%,  11/15/2027 313,600
Tenet Healthcare Corporation
58,000 4.625%,  7/15/2024 57,842
115,000 6.250%,  2/1/2027
h
114,138
465,000 5.125%,  11/1/2027
h
451,499

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.0%) Value
Consumer Non-Cyclical (0.7%) - continued
$ 105,000 6.125%,  10/1/2028
h
$ 100,795
Teva Pharmaceutical Finance
Netherlands III BV
105,000 3.150%,  10/1/2026 90,040
Thermo Fisher Scientific, Inc.
375,000 2.000%,  10/15/2031 315,263
TreeHouse Foods, Inc.
184,000 4.000%,  9/1/2028 149,927
United Natural Foods, Inc.
81,000 6.750%,  10/15/2028
h
81,059
UnitedHealth Group, Inc.
685,000 4.625%,  7/15/2035 701,580
Valeant Pharmaceuticals
International, Inc.
110,000 8.500%,  1/31/2027
f,h
104,090
Zoetis, Inc.
509,000 4.700%,  2/1/2043 508,370
Total 24,370,220
Energy (0.5%)
Antero Resources Corporation
160,000 5.375%,  3/1/2030
h
156,334
Archrock Partners, LP/Archrock
Partners Finance Corporation
170,000 6.250%,  4/1/2028
h
164,900
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
92,000 6.625%,  7/15/2026
h
92,115
BP Capital Markets America, Inc.
736,000 2.939%,  6/4/2051 545,073
150,000 3.543%,  4/6/2027 147,603
Buckeye Partners, LP
175,000 3.950%,  12/1/2026 165,375
Callon Petroleum Company
133,000 8.250%,  7/15/2025 133,332
Canadian Natural Resources, Ltd.
215,000 2.050%,  7/15/2025 202,447
325,000 2.950%,  7/15/2030 291,107
Cenovus Energy, Inc.
90,000 5.375%,  7/15/2025 93,335
Cheniere Corpus Christi Holdings,
LLC
240,000 2.742%,  12/31/2039 195,331
Cheniere Energy Partners, LP
30,000 4.500%,  10/1/2029 28,725
88,000 3.250%,  1/31/2032
h
75,240
Cheniere Energy, Inc.
128,000 4.625%,  10/15/2028 123,840
Chesapeake Energy Corporation
140,000 6.750%,  4/15/2029
h
140,875
CNX Resources Corporation
120,000 6.000%,  1/15/2029
h
118,388
Comstock Resources, Inc.
115,000 5.875%,  1/15/2030
h
110,666
ConocoPhillips
390,000 6.500%,  2/1/2039 481,772
Continental Resources, Inc.
196,000 2.268%,  11/15/2026
h
179,052
433,000 5.750%,  1/15/2031
h
442,673
Principal
Amount Long-Term Fixed Income (22.0%) Value
Energy (0.5%) - continued
CrownRock Finance, Inc.
$ 161,000 5.625%,  10/15/2025
h
$ 161,000
Devon Energy Corporation
852,000 4.500%,  1/15/2030 832,329
DT Midstream, Inc.
155,000 4.125%,  6/15/2029
h
141,050
70,000 4.375%,  6/15/2031
h
62,712
Enbridge, Inc.
321,000 2.500%,  2/14/2025 310,960
Endeavor Energy Resources, LP
125,000 5.750%,  1/30/2028
h
125,322
Energy Transfer, LP
250,000 4.000%,  10/1/2027 241,861
215,000 4.900%,  3/15/2035 203,561
175,000 5.150%,  2/1/2043 159,346
445,000 6.000%,  6/15/2048 435,578
EnLink Midstream Partners, LP
175,000 4.850%,  7/15/2026 170,187
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 225,423
EQT Corporation
342,000 6.625%,  2/1/2025 355,950
70,000 3.125%,  5/15/2026
h
65,995
146,000 3.900%,  10/1/2027 139,791
Equinor ASA
390,000 3.000%,  4/6/2027 378,141
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 386,122
Ferrellgas, LP
115,000 5.375%,  4/1/2026
h
104,075
Genesis Energy, LP
100,000 6.500%,  10/1/2025 95,000
105,000 8.000%,  1/15/2027 102,978
Halliburton Company
400,000 4.850%,  11/15/2035 403,917
228,000 5.000%,  11/15/2045 219,110
Harvest Midstream, LP
268,000 7.500%,  9/1/2028
h
271,929
Hess Midstream Operations, LP
170,000 5.625%,  2/15/2026
h
170,000
81,000 5.500%,  10/15/2030
h
79,808
Hilcorp Energy I, LP/Hilcorp
Finance Company
255,000 5.750%,  2/1/2029
h
249,900
70,000 6.250%,  4/15/2032
h
68,201
Holly Energy Partners, LP/Holly
Energy Finance Corporation
99,000 6.375%,  4/15/2027
h
100,980
ITT Holdings, LLC
135,000 6.500%,  8/1/2029
h
119,475
Laredo Petroleum, Inc.
230,000 7.750%,  7/31/2029
h
225,400
Magellan Midstream Partners, LP
215,000 5.000%,  3/1/2026 222,920
Marathon Petroleum Corporation
87,000 6.500%,  3/1/2041 98,035
MPLX, LP
540,000 4.875%,  6/1/2025 550,777
Murphy Oil Corporation
110,000 5.875%,  12/1/2027 109,175

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.0%) Value
Energy (0.5%) - continued
Nabors Industries, Ltd.
$ 175,000 7.250%,  1/15/2026
h
$ 171,026
National Fuel Gas Company
575,000 5.500%,  1/15/2026 592,900
NuStar Logistics, LP
140,000 5.750%,  10/1/2025 139,300
Oasis Petroleum, Inc.
130,000 6.375%,  6/1/2026
h
130,632
Occidental Petroleum Corporation
95,000 8.500%,  7/15/2027 107,113
130,000 6.450%,  9/15/2036 141,050
Ovintiv Exploration, Inc.
80,000 5.625%,  7/1/2024 83,137
327,000 5.375%,  1/1/2026 338,923
PBF Holding Company, LLC
115,000 9.250%,  5/15/2025
h
119,219
Precision Drilling Corporation
115,000 6.875%,  1/15/2029
h
111,576
Range Resources Corporation
199,000 4.750%,  2/15/2030
h
189,819
Sabine Pass Liquefaction, LLC
750,000 4.500%,  5/15/2030 744,173
Schlumberger Holdings
Corporation
365,000 4.000%,  12/21/2025
h
366,022
SM Energy Company
108,000 6.625%,  1/15/2027
f
107,447
105,000 6.500%,  7/15/2028 103,514
Southwestern Energy Company
140,000 5.375%,  2/1/2029 138,292
90,000 5.375%,  3/15/2030 88,862
80,000 4.750%,  2/1/2032 75,650
Sunoco, LP
200,000 5.875%,  3/15/2028 197,000
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
279,000 5.500%,  1/15/2028
h
260,073
Targa Resources Corporation
400,000 4.200%,  2/1/2033 379,106
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
h
139,300
Transocean Proteus, Ltd.
70,000 6.250%,  12/1/2024
h
68,775
Transocean, Inc.
140,000 11.500%,  1/30/2027
h
139,264
USA Compression Partners, LP
156,000 6.875%,  4/1/2026 152,880
Venture Global Calcasieu Pass,
LLC
147,000 3.875%,  8/15/2029
h
134,138
85,000 4.125%,  8/15/2031
h
77,138
W&T Offshore, Inc.
91,000 9.750%,  11/1/2023
h
90,381
Weatherford International, Ltd.
155,000 8.625%,  4/30/2030
h
153,428
Western Midstream Operating, LP
200,000 3.950%,  6/1/2025 192,905
110,000 5.500%,  8/15/2048 97,900
Principal
Amount Long-Term Fixed Income (22.0%) Value
Energy (0.5%) - continued
Williams Companies, Inc.
$ 420,000 7.500%,  1/15/2031 $ 496,114
Total 17,802,248
Financials (1.8%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
152,000 4.625%,  7/1/2022 152,486
425,000 3.500%,  1/15/2025 408,687
425,000 3.875%,  1/23/2028
f
390,094
265,000 3.400%,  10/29/2033 217,507
Air Lease Corporation
650,000 3.000%,  2/1/2030 565,549
170,000 2.875%,  1/15/2032 140,174
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
h
374,065
450,000 2.850%,  1/26/2028
h
392,777
Alliant Holdings Intermediate, LLC
77,000 6.750%,  10/15/2027
h
72,814
Ally Financial, Inc.
556,000 5.750%,  11/20/2025 571,182
400,000 8.000%,  11/1/2031 475,846
Altice Financing SA
100,000 5.750%,  8/15/2029
h
84,251
American Express Company
325,000 3.375%,  5/3/2024 324,741
475,000 2.250%,  3/4/2025 458,089
American Finance Trust, Inc.
117,000 4.500%,  9/30/2028
h
99,618
American Homes 4 Rent, LP
640,000 2.375%,  7/15/2031 529,008
American International Group, Inc.
678,000 3.900%,  4/1/2026 674,737
AmWINS Group, Inc.
140,000 4.875%,  6/30/2029
h
128,146
Ares Capital Corporation
341,000 3.250%,  7/15/2025 324,695
575,000 3.875%,  1/15/2026 552,018
300,000 2.150%,  7/15/2026 266,091
Associated Banc-Corporation
325,000 4.250%,  1/15/2025 326,649
Australia and New Zealand
Banking Group, Ltd.
300,000 2.950%,  7/22/2030
b,h
284,897
Aviation Capital Group, LLC
640,000 5.500%,  12/15/2024
h
649,593
Avolon Holdings Funding, Ltd.
325,000 5.250%,  5/15/2024
h
327,414
130,000 4.250%,  4/15/2026
h
124,656
Banco Santander Mexico SA
425,000 5.375%,  4/17/2025
h
435,625
Banco Santander SA
400,000 4.175%,  3/24/2028
b
388,056
Bank of America Corporation
300,000 4.200%,  8/26/2024 302,755
300,000 4.000%,  1/22/2025 299,824
325,000 1.734%,  7/22/2027
b
291,650
525,000 3.824%,  1/20/2028
b
510,400
300,000 2.087%,  6/14/2029
b
260,503
225,000 3.974%,  2/7/2030
b
217,203
350,000 2.496%,  2/13/2031
b
300,169

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.0%) Value
Financials (1.8%) - continued
$ 400,000 2.592%,  4/29/2031
b
$ 345,369
600,000 1.922%,  10/24/2031
b
487,869
343,000 2.972%,  2/4/2033
b
298,462
685,000 4.571%,  4/27/2033
b
681,954
455,000 3.846%,  3/8/2037
b
404,858
725,000 4.244%,  4/24/2038
b
687,541
Bank of Montreal
341,000 1.500%,  1/10/2025 323,447
Barclays plc
550,000 4.972%,  5/16/2029
b
552,006
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025
h
320,545
BNP Paribas SA
572,000 3.132%,  1/20/2033
b,h
490,628
BPCE SA
588,000 3.500%,  10/23/2027
h
554,874
Camden Property Trust
400,000 3.150%,  7/1/2029 378,198
Canpack SA/Canpack US LLC
220,000 3.125%,  11/1/2025
h
203,421
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 423,925
350,000 2.636%,  3/3/2026
b
335,747
Cascades USA, Inc.
180,000 5.125%,  1/15/2026
h
175,050
Charles Schwab Corporation
600,000 2.450%,  3/3/2027 564,650
Chobani, LLC
94,000 7.500%,  4/15/2025
h
88,128
168,000 4.625%,  11/15/2028
h
151,200
Chubb INA Holdings, Inc.
225,000 4.350%,  11/3/2045 220,937
Citigroup, Inc.
408,000 0.981%,  5/1/2025
b
384,698
455,000 4.400%,  6/10/2025 457,441
299,000 1.281%,  11/3/2025
b
279,607
304,000 3.200%,  10/21/2026 293,018
468,000 3.668%,  7/24/2028
b
450,113
228,000 4.125%,  7/25/2028 221,331
99,000 3.520%,  10/27/2028
b
94,178
324,000 4.650%,  7/23/2048 319,289
Coinbase Global, Inc.
77,000 3.375%,  10/1/2028
h
59,785
77,000 3.625%,  10/1/2031
h
56,882
Commerzbank AG
390,000 8.125%,  9/19/2023
h
405,911
Corebridge Financial, Inc.
457,000 4.400%,  4/5/2052
h
407,537
171,000 4.350%,  4/5/2042
h
154,639
Credit Acceptance Corporation
245,000 5.125%,  12/31/2024
*
242,062
Credit Agricole SA
400,000 6.875%,  9/23/2024
b,h,k
402,000
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,h,k
341,320
600,000 2.193%,  6/5/2026
b,h
553,848
Danske Bank AS
400,000 3.773%,  3/28/2025
b,h
395,544
350,000 0.976%,  9/10/2025
b,h
325,123
Deutsche Bank AG
300,000 2.311%,  11/16/2027
b
265,278
Principal
Amount Long-Term Fixed Income (22.0%) Value
Financials (1.8%) - continued
$ 525,000 3.729%,  1/14/2032
b
$ 433,485
Discover Bank
480,000 4.682%,  8/9/2028
b
483,103
Drawbridge Special Opportunities
Fund, LP
235,000 3.875%,  2/15/2026
h
221,777
Duke Realty, LP
300,000 2.875%,  11/15/2029 274,968
EPR Properties
210,000 4.950%,  4/15/2028 201,901
306,000 3.600%,  11/15/2031 259,209
ERP Operating, LP
75,000 3.375%,  6/1/2025 74,618
First Horizon Bank
150,000 5.750%,  5/1/2030 160,932
First Horizon National Corporation
510,000 4.000%,  5/26/2025 508,855
First-Citizens Bank & Trust
Company
480,000 6.125%,  3/9/2028 514,079
Fortress Transportation and
Infrastructure Investors, LLC
90,000 6.500%,  10/1/2025
h
85,725
58,000 9.750%,  8/1/2027
h
59,175
105,000 5.500%,  5/1/2028
h
90,563
FS KKR Capital Corporation
340,000 1.650%,  10/12/2024 318,333
125,000 4.250%,  2/14/2025
h
120,083
325,000 3.400%,  1/15/2026 305,686
GE Capital International Funding
Company
739,000 4.418%,  11/15/2035 722,276
Genworth Mortgage Holdings, Inc.
88,000 6.500%,  8/15/2025
h
87,549
Global Net Lease, Inc.
239,000 3.750%,  12/15/2027
h
214,553
Goldman Sachs Group, Inc.
250,000 3.625%,  2/20/2024 250,465
320,000 1.948%,  10/21/2027
b
287,382
145,000 1.992%,  1/27/2032
b
117,138
801,000 3.102%,  2/24/2033
b
700,000
195,000 4.750%,  10/21/2045 192,953
HCP, Inc.
87,000 3.400%,  2/1/2025 86,393
HSBC Holdings plc
510,000 1.162%,  11/22/2024
b
489,134
725,000 3.803%,  3/11/2025
b
721,067
450,000 2.999%,  3/10/2026
b
433,560
275,000 3.900%,  5/25/2026 270,818
HUB International, Ltd.
63,000 7.000%,  5/1/2026
h
62,444
145,000 5.625%,  12/1/2029
h
133,038
Icahn Enterprises, LP
139,000 4.750%,  9/15/2024 135,525
220,000 6.375%,  12/15/2025 218,350
50,000 6.250%,  5/15/2026 49,571
135,000 5.250%,  5/15/2027 126,113
Invitation Homes Operating
Partnership, LP
286,000 2.000%,  8/15/2031 228,978
iStar, Inc.
195,000 4.250%,  8/1/2025 185,860

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.0%) Value
Financials (1.8%) - continued
J.P. Morgan Chase & Company
$ 300,000 3.125%,  1/23/2025 $ 296,590
300,000 0.824%,  6/1/2025
b
282,258
362,000 1.561%,  12/10/2025
b
340,753
375,000 1.040%,  2/4/2027
b
333,919
456,000 1.578%,  4/22/2027
b
412,507
460,000 2.947%,  2/24/2028
b
433,038
575,000 4.203%,  7/23/2029
b
564,690
425,000 2.522%,  4/22/2031
b
369,206
525,000 1.953%,  2/4/2032
b
428,670
457,000 4.586%,  4/26/2033
b
459,068
470,000 3.882%,  7/24/2038
b
431,948
Jefferies Finance, LLC
160,000 5.000%,  8/15/2028
h
145,602
Kimco Realty Corporation
424,000 3.300%,  2/1/2025 418,577
Lloyds Banking Group plc
550,000 3.870%,  7/9/2025
b
549,000
LPL Holdings, Inc.
205,000 4.000%,  3/15/2029
h
186,550
Macquarie Group, Ltd.
344,000 1.201%,  10/14/2025
b,h
321,263
Massachusetts Mutual Life
Insurance Company
525,000 3.200%,  12/1/2061
h
383,812
Mitsubishi UFJ Financial Group,
Inc.
400,000 0.962%,  10/11/2025
b
372,816
290,000 3.287%,  7/25/2027 278,236
350,000 2.048%,  7/17/2030 290,605
Morgan Stanley
350,000 2.630%,  2/18/2026
b
336,926
275,000 2.188%,  4/28/2026
b
259,357
450,000 4.350%,  9/8/2026 450,674
468,000 3.591%,  7/22/2028
b
448,261
440,000 3.622%,  4/1/2031
b
411,710
400,000 5.297%,  4/20/2037
b
400,074
445,000 2.802%,  1/25/2052
b
323,750
MPT Operating Partnership, LP
138,000 4.625%,  8/1/2029 127,516
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 250,542
Nationstar Mortgage Holdings,
Inc.
116,000 6.000%,  1/15/2027
h
112,520
NatWest Group plc
225,000 4.445%,  5/8/2030
b
218,428
290,000 3.032%,  11/28/2035
b
243,097
Navient Corporation
140,000 5.500%,  1/25/2023 140,700
70,000 5.000%,  3/15/2027 63,720
Nippon Life Insurance Company
450,000 5.100%,  10/16/2044
b,h
452,250
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 383,923
375,000 3.375%,  2/1/2031 313,916
OneMain Finance Corporation
190,000 6.875%,  3/15/2025 190,950
180,000 7.125%,  3/15/2026 182,250
105,000 3.500%,  1/15/2027 92,245
Owl Rock Capital Corporation
150,000 4.250%,  1/15/2026 144,801
Principal
Amount Long-Term Fixed Income (22.0%) Value
Financials (1.8%) - continued
$ 325,000 3.400%,  7/15/2026 $ 299,731
Owl Rock Core Income
Corporation
286,000 4.700%,  2/8/2027
h
269,733
Owl Rock Technology Finance
Corporation
150,000 4.750%,  12/15/2025
h
145,380
Park Aerospace Holdings, Ltd.
325,000 4.500%,  3/15/2023
h
325,918
Park Intermediate Holdings, LLC
80,000 4.875%,  5/15/2029
h
73,279
PennyMac Financial Services, Inc.
145,000 4.250%,  2/15/2029
h
116,570
Playtika Holding Corporation
146,000 4.250%,  3/15/2029
h
131,540
PRA Group, Inc.
86,000 7.375%,  9/1/2025
h
88,984
Principal Life Global Funding II
500,000 1.250%,  8/16/2026
h
448,031
Prudential Financial, Inc.
434,000 5.125%,  3/1/2052
b
422,065
175,000 3.700%,  3/13/2051 151,556
Radian Group, Inc.
140,000 4.875%,  3/15/2027 135,103
Realty Income Corporation
120,000 4.125%,  10/15/2026 121,086
385,000 2.850%,  12/15/2032 340,953
Regency Centers, LP
350,000 4.125%,  3/15/2028 346,423
Rocket Mortgage Co-Issuer, Inc.
215,000 3.625%,  3/1/2029
h
183,825
Santander UK Group Holdings plc
600,000 1.673%,  6/14/2027
b
532,435
Service Properties Trust
66,000 4.650%,  3/15/2024 62,205
121,000 7.500%,  9/15/2025 120,774
150,000 4.750%,  10/1/2026 129,000
26,000 4.950%,  2/15/2027 22,531
130,000 5.500%,  12/15/2027 118,300
Simon Property Group, LP
800,000 3.800%,  7/15/2050 696,097
Societe Generale SA
234,000 4.750%,  11/24/2025
h
233,501
Spirit Realty, LP
525,000 2.100%,  3/15/2028 457,007
Standard Chartered plc
399,000 1.822%,  11/23/2025
b,h
373,288
Sumitomo Mitsui Financial Group,
Inc.
228,000 3.010%,  10/19/2026 217,779
200,000 1.710%,  1/12/2031 159,800
Sumitomo Mitsui Trust Bank, Ltd.
640,000 0.800%,  9/16/2024
h
598,907
Synchrony Financial
350,000 3.950%,  12/1/2027 334,316
UDR, Inc.
425,000 2.100%,  8/1/2032 343,355
United Wholesale Mortgage, LLC
145,000 5.500%,  4/15/2029
h
120,302

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.0%) Value
Financials (1.8%) - continued
VICI Properties, LP
$ 343,000 4.950%,  2/15/2030 $ 340,409
228,000 5.125%,  5/15/2032 226,263
VICI Properties, LP/VICI Note
Company, Inc.
688,000 4.625%,  6/15/2025
h
675,527
85,000 4.250%,  12/1/2026
h
80,549
256,000 5.750%,  2/1/2027
h
256,008
115,000 3.750%,  2/15/2027
h
106,053
150,000 4.625%,  12/1/2029
h
140,850
Wells Fargo & Company
285,000 3.000%,  2/19/2025 279,877
400,000 3.000%,  4/22/2026 384,948
304,000 3.000%,  10/23/2026 290,274
342,000 3.526%,  3/24/2028
b
328,275
775,000 2.393%,  6/2/2028
b
705,040
550,000 4.900%,  11/17/2045 537,002
Welltower, Inc.
450,000 2.050%,  1/15/2029 390,779
Total 61,254,387
Mortgage-Backed Securities (5.7%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
14,725,000 2.000%,  5/1/2037
e
13,796,150
15,475,000 2.500%,  5/1/2037
e
14,807,036
2,150,000 3.000%,  5/1/2037
e
2,107,252
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
15,374,986 2.000%,  3/1/2051 13,610,104
43,800,000 2.000%,  5/1/2052
e
38,634,680
38,468,000 2.500%,  5/1/2052
e
35,091,287
10,328,852 2.500%,  12/1/2051 9,444,887
38,375,000 3.000%,  5/1/2049
e
36,183,482
21,900,000 3.500%,  5/1/2049
e
21,237,867
8,250,000 4.000%,  5/1/2049
e
8,202,949
Total 193,115,694
Technology (0.4%)
Analog Devices, Inc.
700,000 2.950%,  10/1/2051 548,570
Apple, Inc.
400,000 2.650%,  2/8/2051 302,845
795,000 3.750%,  9/12/2047 733,318
Black Knight InfoServ, LLC
175,000 3.625%,  9/1/2028
h
162,304
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
68,000 3.875%,  1/15/2027 66,323
Broadcom, Inc.
75,000 3.469%,  4/15/2034
h
63,659
457,000 3.137%,  11/15/2035
h
369,129
380,000 3.187%,  11/15/2036
h
300,021
275,000 4.926%,  5/15/2037
h
257,084
CommScope Technologies
Finance, LLC
156,000 6.000%,  6/15/2025
h
136,500
CommScope, Inc.
125,000 7.125%,  7/1/2028
f,h
99,687
Principal
Amount Long-Term Fixed Income (22.0%) Value
Technology (0.4%) - continued
Dell International, LLC
$ 656,000 6.020%,  6/15/2026 $ 692,839
75,000 8.350%,  7/15/2046 100,083
Fiserv, Inc.
250,000 2.250%,  6/1/2027 228,757
370,000 2.650%,  6/1/2030 320,887
Gartner, Inc.
200,000 3.625%,  6/15/2029
h
179,000
230,000 3.750%,  10/1/2030
h
205,114
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
h
132,626
165,000 4.875%,  9/15/2029
h
151,147
140,000 5.250%,  7/15/2030
h
128,316
164,000 4.500%,  2/15/2031
h
140,527
KLA Corporation
343,000 3.300%,  3/1/2050 284,992
Lam Research Corporation
700,000 2.875%,  6/15/2050 538,511
Microchip Technology, Inc.
300,000 0.983%,  9/1/2024
h
281,442
Micron Technology, Inc.
600,000 4.663%,  2/15/2030 592,467
Microsoft Corporation
360,000 3.041%,  3/17/2062 285,998
410,000 3.700%,  8/8/2046 388,702
Minerva Merger Sub, Inc.
164,000 6.500%,  2/15/2030
h
150,952
MSCI, Inc.
210,000 4.000%,  11/15/2029
h
193,421
NCR Corporation
364,000 6.125%,  9/1/2029
h
348,530
Nielsen Finance, LLC
100,000 4.500%,  7/15/2029
h
94,505
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028
h
120,499
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
154,000 4.300%,  6/18/2029
h
150,104
305,000 3.250%,  5/11/2041
h
238,460
Open Text Corporation
175,000 4.125%,  2/15/2030
h
155,313
Oracle Corporation
420,000 3.850%,  7/15/2036 353,267
700,000 3.600%,  4/1/2040 542,365
575,000 4.000%,  7/15/2046 450,573
PTC, Inc.
100,000 3.625%,  2/15/2025
h
96,875
60,000 4.000%,  2/15/2028
h
55,609
Qorvo, Inc.
490,000 3.375%,  4/1/2031
h
410,414
Rackspace Technology Global,
Inc.
140,000 5.375%,  12/1/2028
h
114,062
Seagate HDD Cayman
235,000 3.125%,  7/15/2029 198,497
195,000 3.375%,  7/15/2031 158,529
Sensata Technologies, Inc.
240,000 3.750%,  2/15/2031
h
202,930
Shift4 Payments, LLC
50,000 4.625%,  11/1/2026
h
47,875

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.0%) Value
Technology (0.4%) - continued
SS&C Technologies, Inc.
$ 377,000 5.500%,  9/30/2027
h
$ 369,475
Switch, Ltd.
160,000 3.750%,  9/15/2028
h
150,000
Texas Instruments, Inc.
315,000 4.150%,  5/15/2048 313,466
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
h
106,168
Visa, Inc.
457,000 2.000%,  8/15/2050 308,448
315,000 2.700%,  4/15/2040 257,055
VMware, Inc.
350,000 4.650%,  5/15/2027 354,721
335,000 2.200%,  8/15/2031 272,605
Total 13,905,566
Transportation (0.2%)
Air Canada
55,000 3.875%,  8/15/2026
h
50,857
Air Canada Pass Through Trust
40,708 3.875%,  3/15/2023
h
40,161
American Airlines, Inc.
285,000 11.750%,  7/15/2025
h
327,750
325,000 5.500%,  4/20/2026
h
322,156
Avis Budget Car Rental, LLC
145,000 5.375%,  3/1/2029
f,h
135,937
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 237,244
235,000 5.750%,  5/1/2040 266,408
260,000 4.450%,  3/15/2043 256,759
Canadian Pacific Railway
Company
392,000 3.100%,  12/2/2051 303,494
261,000 3.000%,  12/2/2041 212,244
CSX Corporation
270,000 3.800%,  4/15/2050 238,630
Delta Air Lines, Inc.
69,000 7.000%,  5/1/2025
h
73,858
29,000 7.375%,  1/15/2026 30,885
479,000 4.750%,  10/20/2028
h
473,414
Hawaiian Brand Intellectual
Property, Ltd.
33,000 5.750%,  1/20/2026
h
32,180
Hertz Corporation
145,000 4.625%,  12/1/2026
h
132,170
174,000 5.000%,  12/1/2029
h
152,250
Mileage Plus Holdings, LLC
571,000 6.500%,  6/20/2027
h
582,409
Ryder System, Inc.
228,000 2.850%,  3/1/2027 215,157
Southwest Airlines Company
608,000 2.625%,  2/10/2030 527,052
United Airlines, Inc.
221,000 4.375%,  4/15/2026
h
213,376
108,000 4.625%,  4/15/2029
h
99,090
VistaJet Malta Finance plc
143,000 6.375%,  2/1/2030
h
124,793
Principal
Amount Long-Term Fixed Income (22.0%) Value
Transportation (0.2%) - continued
XPO Logistics, Inc.
$ 38,000 6.250%,  5/1/2025
h
$ 38,852
Total 5,087,126
U.S. Government & Agencies (7.6%)
U.S. Treasury Bonds
6,200,000 1.625%,  11/15/2050 4,557,484
2,055,000 2.250%,  11/15/2027 1,980,185
21,400,000 2.875%,  5/15/2028 21,282,969
5,090,000 5.250%,  11/15/2028 5,778,542
10,000,000 1.625%,  8/15/2029 9,152,344
12,370,000 1.500%,  2/15/2030 11,158,127
750,000 0.875%,  11/15/2030 635,508
9,780,000 1.375%,  11/15/2031 8,540,691
1,175,000 4.375%,  5/15/2040 1,387,005
10,800,000 1.375%,  11/15/2040 8,082,281
560,000 3.000%,  5/15/2042 545,103
15,871,000 2.500%,  5/15/2046 14,070,633
13,950,000 2.875%,  5/15/2049 13,528,775
U.S. Treasury Notes
11,200,000 0.125%,  12/31/2022 11,079,687
7,790,000 0.125%,  1/31/2023 7,689,582
5,250,000 2.500%,  3/31/2023 5,270,303
420,000 0.125%,  4/30/2023 411,633
21,720,000 0.125%,  7/31/2023 21,116,761
8,710,000 0.125%,  8/31/2023 8,444,277
1,750,000 0.125%,  10/15/2023 1,690,732
3,345,000 0.750%,  12/31/2023 3,242,821
16,750,000 2.500%,  1/31/2024 16,704,854
5,990,000 2.125%,  7/31/2024 5,903,660
10,000,000 1.250%,  8/31/2024 9,646,875
5,740,000 2.250%,  11/15/2024 5,653,227
6,340,000 2.125%,  11/30/2024 6,222,363
700,000 1.375%,  1/31/2025 672,273
4,625,000 0.250%,  8/31/2025 4,232,959
9,100,000 2.625%,  1/31/2026 8,995,492
9,100,000 0.500%,  2/28/2026 8,294,152
23,740,000 2.500%,  2/28/2026 23,353,298
7,450,000 0.500%,  4/30/2027 6,606,637
1,700,000 0.750%,  1/31/2028 1,501,246
Total 257,432,479
Utilities (0.4%)
AES Corporation
456,000 3.950%,  7/15/2030
h
427,956
Ameren Illinois Company
390,000 4.500%,  3/15/2049 392,986
American Electric Power
Company, Inc.
327,000 3.875%,  2/15/2062
b
293,006
196,000 2.031%,  3/15/2024 190,821
Appalachian Power Company
155,000 3.300%,  6/1/2027 151,002
Berkshire Hathaway Energy
Company
457,000 4.600%,  5/1/2053
h
447,626
265,000 4.500%,  2/1/2045 253,599
Calpine Corporation
131,000 4.500%,  2/15/2028
h
121,269
CenterPoint Energy Resources
Corporation
400,000 1.750%,  10/1/2030 331,101

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.0%) Value
Utilities (0.4%) - continued
CenterPoint Energy, Inc.
$ 107,000 4.250%,  11/1/2028 $ 106,990
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 255,249
Consolidated Edison Company of
New York, Inc.
114,000 4.500%,  12/1/2045 107,503
425,000 4.125%,  5/15/2049 383,365
Consumers Energy Company
475,000 4.350%,  4/15/2049 474,391
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
129,000 5.500%,  6/15/2031
h
118,977
DTE Electric Company
215,000 3.700%,  3/15/2045 188,142
245,000 3.700%,  6/1/2046 220,387
Duke Energy Carolinas, LLC
435,000 3.700%,  12/1/2047 378,513
Duke Energy Florida, LLC
210,000 3.200%,  1/15/2027 205,274
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 272,730
Edison International
525,000 5.750%,  6/15/2027 544,023
Exelon Corporation
265,000 4.700%,  4/15/2050 257,524
459,000 4.450%,  4/15/2046 429,391
FirstEnergy Corporation
100,000 3.350%,  7/15/2022 99,750
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 159,548
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
h
241,511
Mississippi Power Company
310,000 3.950%,  3/30/2028 305,066
National Rural Utilities Cooperative
Finance Corporation
275,000 3.700%,  3/15/2029 268,979
NextEra Energy Operating
Partners, LP
225,000 3.875%,  10/15/2026
h
212,344
NiSource Finance Corporation
435,000 5.650%,  2/1/2045 444,645
NRG Energy, Inc.
235,000 3.375%,  2/15/2029
h
199,162
65,000 5.250%,  6/15/2029
h
61,221
Pacific Gas and Electric Company
392,000 4.950%,  7/1/2050 326,859
365,000 3.300%,  12/1/2027 331,851
252,000 4.550%,  7/1/2030 233,374
PG&E Corporation
151,000 5.000%,  7/1/2028 138,949
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 215,427
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 515,104
Southern California Edison
Company
320,000 4.000%,  4/1/2047 273,678
Principal
Amount Long-Term Fixed Income (22.0%) Value
Utilities (0.4%) - continued
Southern Company
$ 249,000 3.250%,  7/1/2026 $ 241,243
Southern Company Gas Capital
Corporation
190,000 4.400%,  5/30/2047 174,001
Southwestern Electric Power
Company
110,000 3.900%,  4/1/2045 92,968
Suburban Propane Partners, LP
260,000 5.875%,  3/1/2027 260,000
85,000 5.000%,  6/1/2031
h
77,295
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
h
219,468
Virginia Electric and Power
Company
375,000 4.600%,  12/1/2048 376,120
Vistra Operations Company, LLC
190,000 5.000%,  7/31/2027
h
180,975
Total 12,201,363
Total Long-Term Fixed Income
(cost $791,219,540) 743,898,662
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
33,182,599 Thrivent Cash Management Trust 33,182,599
Total Collateral Held for
Securities Loaned
(cost $33,182,599) 33,182,599
Shares or
Principal
Amount Short-Term Investments ( 16.0% ) Value
Federal Home Loan Bank Discount
Notes
1,400,000 0.229%, 5/4/2022
l,m
1,399,963
1,500,000 0.248%, 5/17/2022
l,m
1,499,701
1,400,000 0.323%, 5/24/2022
l,m
1,399,590
5,400,000 0.330%, 5/25/2022
l,m
5,398,348
7,000,000 0.380%, 6/3/2022
l,m
6,995,523
2,100,000 0.300%, 6/8/2022
l,m
2,098,452
800,000 0.135%, 6/17/2022
l,m
799,267
1,100,000 0.660%, 7/19/2022
l,m
1,097,867
Thrivent Core Short-Term Reserve
Fund
51,070,766 0.830% 510,707,661
U.S. Treasury Bills
2,500,000 0.295%, 5/5/2022
l,n
2,499,980
2,000,000 0.360%, 5/19/2022
l,n,o
1,999,792
4,500,000 0.731%, 7/21/2022
l,n
4,491,758
Total Short-Term Investments
(cost $540,261,755) 540,387,902
Total Investments (cost
$3,240,129,804) 106.5% $3,595,504,692
Other Assets and Liabilities, Net
(6.5%) (221,014,206)
Total Net Assets 100.0% $3,374,490,486

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $139,722,704 or 4.1% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 29, 2022.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n At April 29, 2022, $4,384,964 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of April 29, 2022 was $242,062 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of April 29, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 237,010
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of April 29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 3,026,669
Common Stock 28,153,884
Total lending $31,180,553
Gross amount payable upon return of
collateral for securities loaned $33,182,599
Net amounts due to counterparty $2,002,046
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 476,156,834
Gross unrealized depreciation (141,682,461)
Net unrealized appreciation (depreciation) $ 334,474,373
Cost for federal income tax purposes $ 3,255,856,291

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,888,860 – 2,077,730 811,130
Capital Goods 10,073,936 – 8,407,607 1,666,329
Communications Services 7,105,576 – 6,742,176 363,400
Consumer Cyclical 6,067,748 – 5,280,569 787,179
Consumer Non-Cyclical 8,579,410 – 8,331,459 247,951
Energy 868,053 – 868,053 –
Financials 2,450,934 – 2,342,888 108,046
Technology 3,702,615 – 3,702,615 –
Transportation 2,542,604 – 2,542,604 –
Utilities 1,752,378 – 1,531,703 220,675
Registered Investment Companies
Unaffiliated 30,737,366 30,737,366 – –
Affiliated 1,194,443,489 1,180,085,464 14,358,025 –
Common Stock
Communications Services 44,869,161 44,858,964 – 10,197
Consumer Discretionary 92,081,668 92,081,668 – –
Consumer Staples 34,525,613 34,525,613 – –
Energy 39,061,719 39,061,719 – –
Financials 120,592,744 118,806,265 1,786,479 –
Health Care 101,244,008 101,244,008 – –
Industrials 129,193,401 128,682,256 511,145 –
Information Technology 158,381,983 155,706,379 2,675,604 –
Materials 34,619,380 34,228,106 391,274 –
Real Estate 49,644,642 49,644,642 – –
Utilities 23,913,775 23,913,775 – –
Long-Term Fixed Income
Asset-Backed Securities 35,062,800 – 35,062,800 –
Basic Materials 7,204,994 – 7,204,994 –
Capital Goods 11,977,654 – 11,977,654 –
Collateralized Mortgage Obligations 44,375,498 – 44,375,498 –
Commercial Mortgage-Backed Securities 13,998,104 – 13,998,104 –
Communications Services 21,415,146 – 21,415,146 –
Consumer Cyclical 24,695,383 – 24,695,383 –
Consumer Non-Cyclical 24,370,220 – 24,370,220 –
Energy 17,802,248 – 17,802,248 –
Financials 61,254,387 – 61,254,387 –
Mortgage-Backed Securities 193,115,694 – 193,115,694 –
Technology 13,905,566 – 13,905,566 –
Transportation 5,087,126 – 5,087,126 –
U.S. Government & Agencies 257,432,479 – 257,432,479 –
Utilities 12,201,363 – 12,201,363 –
Short-Term Investments 29,680,241 – 29,680,241 –
Subtotal Investments in Securities $2,872,919,966 $2,033,576,225 $835,128,834 $4,214,907
Other Investments  * Total
Affiliated Short-Term Investments 510,707,661
Affiliated Registered Investment Companies 178,694,466
Collateral Held for Securities Loaned 33,182,599
Subtotal Other Investments $722,584,726
Total Investments at Value $3,595,504,692
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 16,071,491 16,071,491 – –
Total Asset Derivatives $16,071,491 $16,071,491 $– $–
Liability Derivatives
Futures Contracts 21,020,935 21,020,935 – –
Credit Default Swaps 224,584 – 224,584 –
Total Liability Derivatives $21,245,519 $21,020,935 $224,584 $–
The following table presents Moderate Allocation Fund's futures contracts held as of April 29, 2022. Investments and/or cash totaling $20,604,767 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 15 June 2022 $ 1,899,299 ( $ 111,955)
CBOT 2-Yr. U.S. Treasury Note 24 June 2022 5,157,261 (97,761)
CBOT 5-Yr. U.S. Treasury Note 23 June 2022 2,708,861 (117,408)
CBOT U.S. Long Bond 220 June 2022 34,049,158 (3,097,908)
CME E-mini Russell 2000 Index 45 June 2022 4,519,935 (332,010)
CME E-mini S&P 500 Index 2,275 June 2022 483,275,611 (13,772,486)
CME E-mini S&P Mid-Cap 400 Index 12 June 2022 3,105,918 (111,798)
CME Ultra Long Term U.S. Treasury Bond 138 June 2022 25,431,271 (3,290,896)
Ultra 10-Yr. U.S. Treasury Note 8 June 2022 1,120,713 (88,713)
Total Futures Long Contracts $ 561,268,027 ( $ 21,020,935)
CBOT 10-Yr. U.S. Treasury Note (99) June 2022 ( $ 12,512,354) $ 715,885
CBOT 2-Yr. U.S. Treasury Note (206) June 2022 (44,194,414) 767,039
CBOT 5-Yr. U.S. Treasury Note (298) June 2022 (35,023,532) 1,447,312
CME E-mini Russell 2000 Index (780) June 2022 (78,087,159) 5,496,459
CME E-mini S&P Mid-Cap 400 Index (587) June 2022 (151,779,827) 5,317,457
ICE mini MSCI EAFE Index (117) June 2022 (12,598,913) 918,803
ICE US mini MSCI Emerging Markets Index (396) June 2022 (21,647,228) 710,708
Ultra 10-Yr. U.S. Treasury Note (64) June 2022 (8,953,828) 697,828
Total Futures Short Contracts ( $ 364,797,255) $16,071,491
Total Futures Contracts $ 196,470,772 ($4,949,444)

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderate Allocation Fund's swaps contracts held as of April 29, 2022. Investments totaling $973,899 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Sell 6/20/2027 ( $ 5,790,000) $ – ( $ 224,584) ( $ 224,584)
Total Credit Default Swaps $– ($224,584) ($224,584)
1 As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2022, for Moderate Allocation Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 12,443,427
Total Equity Contracts 12,443,427
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,628,064
Total Interest Rate Contracts 3,628,064
Total Asset Derivatives $16,071,491
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 14,216,294
Total Equity Contracts 14,216,294
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,804,641
Total Interest Rate Contracts 6,804,641
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 224,584
Total Credit Contracts 224,584
Total Liability Derivatives $21,245,519
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

e
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2022, for
Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 252,656
Futures Net realized gains/(losses) on Futures contracts (2,448,662)
Total Interest Rate Contracts (2,196,006)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (29,053,173)
Total Equity Contracts (29,053,173)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (292,737)
Total Credit Contracts (292,737)
Total ($31,541,916)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2022, for Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,097,076)
Total Equity Contracts (2,097,076)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (72,917)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,675,715)
Total Interest Rate Contracts (2,748,632)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (7,131)
Total Credit Contracts (7,131)
Total ($4,852,839)
The following table presents Moderate Allocation Fund's average volume of derivative activity during the period ended April 29, 2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $536,899,500
Futures - Short (291,156,446)
Interest Rate Contracts
Futures - Long 106,495,825
Futures - Short (99,020,921)
Options Written (12,915,788)
Credit Contracts
Credit Default Swaps - Sell Protection 1,464,152

Moderate Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $80,127 $1,674 $11,530 $58,705 7,230 1.8%
Core Emerging Markets Equity 21,998 1,941 – 18,831 2,038 0.6
Core International Equity 11,982 555 – 10,388 1,104 0.3
Core Low Volatility Equity 93,855 14,079 – 90,770 7,338 2.7
Core Small Cap Value — 15,040 – 14,358 1,537 0.4
Global Stock, Class S 77,695 10,003 – 67,608 2,694 2.0
High Yield, Class S 43,001 988 – 40,255 9,427 1.2
Income, Class S 138,203 4,216 – 121,492 14,567 3.6
International Allocation, Class S 163,548 14,519 – 141,782 14,692 4.2
Large Cap Growth, Class S 333,943 18,771 – 259,609 16,410 7.7
Large Cap Value, Class S 285,688 21,436 – 278,259 10,287 8.2
Limited Maturity Bond, Class S 69,838 561 – 67,293 5,566 2.0
Mid Cap Stock, Class S 182,847 18,015 – 160,516 4,877 4.7
Small Cap Stock, Class S 46,705 4,803 – 43,271 1,455 1.3
Total Affiliated Registered Investment
Companies 1,549,430 1,373,137 40.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% 574,318 641,654 705,264 510,708 51,071 15.1
Total Affiliated Short-Term Investments 574,318 510,708 15.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   22,874 339,134 328,825 33,183 33,183 1.0
Total Collateral Held for Securities Loaned 22,874 33,183 1.0
Total Value $2,146,622 $1,917,028
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(634) $(10,932) $– $1,674
Core Emerging Markets Equity – (5,108) 1,464 477
Core International Equity – (2,149) – 555
Core Low Volatility Equity Fund – (17,164) 12,746 1,334
Core Small Cap Value – (682) – –
Global Stock, Class S – (20,090) 9,149 854
High Yield, Class S – (3,734) – 987
Income, Class S – (20,927) 2,262 1,953
International Allocation, Class S – (36,285) 10,788 3,731
Large Cap Growth, Class S – (93,105) 18,772 –
Large Cap Value, Class S – (28,865) 17,850 3,585
Limited Maturity Bond, Class S – (3,106) 37 524
Mid Cap Stock, Class S – (40,346) 17,847 168
Small Cap Stock, Class S – (8,237) 4,549 254
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% – – – 958
Total Income/Non Income Cash from Affiliated Investments $17,054
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 8 48
Total Affiliated Income from Securities Loaned, Net $48
Total $(634) $(290,730) $95,472

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.8% )
a
Value
Basic Materials (0.1%)
Flexsys Holdings, Inc., Term Loan
$ 350,000
6.000%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 346,062
INEOS US Petrochem, LLC, Term
Loan
238,200
3.514%,  (LIBOR 1M +
2.750%), 1/29/2026
b
235,322
Innophos Holdings, Inc., Term
Loan
147,000
4.514%,  (LIBOR 1M +
3.750%), 2/7/2027
b
146,127
Mauser Packaging Solutions
Holding Company, Term Loan
219,246
3.705%,  (LIBOR 1M +
3.250%), 4/3/2024
b
214,696
Momentive Performance Materials
USA, LLC, Term Loan
145,875
4.020%,  (LIBOR 1M +
3.250%), 5/15/2024
b
144,690
Nouryon USA, LLC, Term Loan
285,551
4.006%,  (LIBOR 3M +
3.000%), 10/1/2025
b
281,148
Pixelle Specialty Solutions, LLC,
Term Loan
255,940
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
253,189
Sparta US HoldCo, LLC, Term
Loan
59,850
4.250%,  (LIBOR 1M +
3.500%), 8/2/2028
b
59,345
Venator Finance SARL, Term Loan
177,674
3.764%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
166,126
Total 1,846,705
Capital Goods (0.2%)
Bingo Industries, Ltd., Term Loan
124,375
4.496%,  (LIBOR 3M +
3.500%), 8/9/2028
b
121,732
BW Holding, Inc., Delayed Draw
54,987
5.239%,  (LIBOR 3M +
3.000%), 12/14/2028
b,d,e
53,612
BW Holding, Inc., Term Loan
285,477
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
278,341
CP Atlas Buyer, Inc., Term Loan
188,125
4.514%,  (LIBOR 1M +
3.750%), 11/23/2027
b
176,495
Foley Products Company, LLC,
Term Loan
276,000
5.250%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
271,860
Gemini HDPE, LLC, Term Loan
208,322
4.239%,  (LIBOR 3M +
3.000%), 12/31/2027
b
207,193
GFL Environmental, Inc., Term
Loan
217,250
4.239%,  (LIBOR 3M +
3.000%), 5/31/2025
b
216,640
Graham Packaging Company,
Inc., Term Loan
222,750
3.764%,  (LIBOR 1M +
3.000%), 8/4/2027
b
217,892
Principal
Amount Bank Loans (0.8%)
a
Value
Capital Goods (0.2%) - continued
Grinding Media, Inc., Term Loan
$ 343,275
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
$ 335,551
Groupe Solmax, Inc., Term Loan
304,105
5.500%,  (LIBOR 3M +
4.750%), 5/27/2028
b
295,743
HRNI Holdings, LLC, Term Loan
165,750
5.014%,  (LIBOR 1M +
4.250%), 12/10/2028
b
164,369
Hyperion Materials &
Technologies, Inc., Term Loan
211,969
5.008%,  (LIBOR 3M +
4.500%), 8/30/2028
b
209,955
LABL, Inc., Term Loan
84,787
5.764%,  (LIBOR 1M +
5.000%), 10/29/2028
b
83,145
LRS Holdings, LLC, Term Loan
169,575
5.014%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
167,879
LTR Intermediate Holdings, Inc.,
Term Loan
171,570
5.506%,  (LIBOR 3M +
4.500%), 5/7/2028
b
169,568
Novae, LLC, Delayed Draw
92,000
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
90,505
Novae, LLC, Term Loan
322,000
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
316,767
Pactiv Evergreen Group Holdings,
Inc., Term Loan
197,500
4.014%,  (LIBOR 1M +
3.250%), 2/5/2026
b
191,822
Quikrete Holdings Inc., Term Loan
205,000
3.764%,  (LIBOR 1M +
3.000%), 6/11/2028
b
199,420
RLG Holdings, LLC, Term Loan
187,505
5.014%,  (LIBOR 1M +
4.250%), 7/8/2028
b
183,462
Smyrna Ready Mix Concrete, LLC,
Term Loan
249,000
5.050%,  (TSFR1M +
4.250%), 4/1/2029
b,c
245,265
TransDigm, Inc., Term Loan
508,300
3.014%,  (LIBOR 1M +
2.250%), 12/9/2025
b
498,134
TricorBraun Holdings, Inc., Term
Loan
277,985
4.014%,  (LIBOR 1M +
3.250%), 3/3/2028
b
271,769
Trident TPI Holdings, Inc., Delayed
Draw
24,936
4.479%,  (LIBOR 1M +
4.000%), 9/17/2028
b,d,e
24,603
Trident TPI Holdings, Inc., Term
Loan
184,075
4.764%,  (LIBOR 1M +
4.000%), 9/17/2028
b
181,621
Venga Finance SARL, Term Loan
170,000
0.000%,  (LIBOR 1M +
4.750%), 12/3/2028
b,d,e
164,900

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.8%)
a
Value
Capital Goods (0.2%) - continued
Vertiv Group Corporation, Term
Loan
$ 750,500
3.202%,  (LIBOR 1M +
2.750%), 3/2/2027
b
$ 729,133
Waterlogic USA Holdings, Inc.,
Term Loan
189,050
5.756%,  (LIBOR 3M +
4.750%), 8/12/2028
b
188,262
Total 6,255,638
Communications Services (0.1%)
Altice France SA, Term Loan
166,250
3.989%,  (LIBOR 3M +
2.750%), 7/31/2025
b
162,995
Audacy Capital Corporation, Term
Loan
183,653
3.249%,  (LIBOR 1M +
2.500%), 11/17/2024
b
179,407
Cablevision Lightpath, LLC, Term
Loan
216,700
3.804%,  (LIBOR 1M +
3.250%), 12/1/2027
b
214,533
CommScope, Inc., Term Loan
274,179
4.014%,  (LIBOR 1M +
3.250%), 4/4/2026
b
263,280
DIRECTV Financing, LLC, Term
Loan
367,675
5.764%,  (LIBOR 1M +
5.000%), 8/2/2027
b
365,800
E.W. Scripps Company, Term Loan
170,406
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
169,554
iHeartCommunications, Inc., Term
Loan
151,184
3.764%,  (LIBOR 1M +
3.000%), 5/1/2026
b
149,777
Metronet Systems Holdings, LLC,
Term Loan
308,742
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
305,655
NEP Group, Inc., Term Loan
198,338
4.014%,  (LIBOR 1M +
3.250%), 10/20/2025
b
194,432
70,000
7.764%,  (LIBOR 1M +
7.000%), 10/19/2026
b
67,185
Nexstar Media, Inc., Term Loan
327,810
2.955%,  (LIBOR 1M +
2.500%), 9/19/2026
b
324,584
ORBCOMM, Inc., Term Loan
184,075
5.014%,  (LIBOR 1M +
4.250%), 9/1/2028
b
182,234
Peraton Corporation, Term Loan
281,913
4.514%,  (LIBOR 1M +
3.750%), 2/1/2028
b
279,401
Sharp Midco, LLC, Term Loan
69,000
5.006%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
68,138
Terrier Media Buyer, Inc., Term
Loan
291,313
4.264%,  (LIBOR 1M +
3.500%), 12/17/2026
b
286,838
Principal
Amount Bank Loans (0.8%)
a
Value
Communications Services (0.1%) - continued
Univision Communications, Inc.,
Term Loan
$ 170,000
4.014%,  (LIBOR 1M +
3.250%), 1/31/2029
b
$ 167,662
Voyage Australia, Pty. Ltd., Term
Loan
179,100
4.563%,  (LIBOR 3M +
3.500%), 7/20/2028
b
178,056
Xplornet Communications, Inc.,
Term Loan
184,075
4.764%,  (LIBOR 1M +
4.000%), 10/1/2028
b
180,854
165,000
7.764%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
162,938
Zacapa SARL, Term Loan
95,000
4.766%,  (SOFRRATE +
4.250%), 2/10/2029
b
94,209
Zayo Group Holdings, Inc., Term
Loan
453,671
3.764%,  (LIBOR 1M +
3.000%), 3/9/2027
b
429,767
Total 4,427,299
Consumer Cyclical (0.1%)
ACProducts Holdings, Inc., Term
Loan
240,913
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b,c
199,957
AI Aqua Merger Sub, Inc., Term
Loan
213,750
4.250%,  (LIBOR 1M +
3.750%), 7/30/2028
b
210,321
Allen Media, LLC, Term Loan
168,711
5.500%,  (LIBOR 3M +
5.500%), 2/10/2027
b
166,982
American Trailer World
Corporation, Term Loan
289,221
4.250%,  (LIBOR 1M +
3.500%), 3/5/2028
b
269,028
Caesars Resort Collection, LLC,
Term Loan
153,829
4.264%,  (LIBOR 1M +
3.500%), 7/20/2025
b
153,166
Carnival Corporation, Term Loan
168,287
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
165,372
Cengage Learning, Inc., Term
Loan
338,300
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
332,380
Golden Entertainment, Inc., Term
Loan
357,169
3.770%,  (LIBOR 1M +
3.000%), 10/20/2024
b
355,608
Great Canadian Gaming
Corporation, Term Loan
115,000
4.934%,  (LIBOR 3M +
4.000%), 11/1/2026
b
114,511
Michaels Companies, Inc., Term
Loan
352,338
5.256%,  (LIBOR 3M +
4.250%), 4/15/2028
b
320,518

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.8%)
a
Value
Consumer Cyclical (0.1%) - continued
Penn National Gaming, Inc., Term
Loan
$ 142,827
3.014%,  (LIBOR 1M +
2.250%), 10/15/2025
b
$ 142,470
PetSmart, LLC, Term Loan
352,337
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
348,638
Secure Acquisition, Inc., Delayed
Draw
27,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,d,e
26,393
Secure Acquisition, Inc., Term
Loan
180,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b
175,950
Staples, Inc., Term Loan
85,364
4.817%,  (LIBOR 3M +
4.500%), 9/12/2024
b
83,852
128,750
5.317%,  (LIBOR 3M +
5.000%), 4/12/2026
b
123,221
Tenneco, Inc., Term Loan
216,641
3.764%,  (LIBOR 1M +
3.000%), 10/1/2025
b
213,571
Voyage Digital NZ/US, Term Loan
276,000
0.000%,  (SOFRRATE +
4.500%), 3/3/2029
b,c,d,e
271,860
Wyndham Hotels & Resorts, Inc.,
Term Loan
100,100
2.514%,  (LIBOR 1M +
1.750%), 5/30/2025
b
99,112
Total 3,772,910
Consumer Non-Cyclical (0.2%)
Adient US, LLC, Term Loan
94,287
4.014%,  (LIBOR 1M +
3.250%), 4/8/2028
b
93,482
Alltech, Inc., Term Loan
154,613
4.764%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
151,907
Bausch Health Americas, Inc.,
Term Loan
342,858
3.764%,  (LIBOR 1M +
3.000%), 6/1/2025
b
340,788
Bausch Health Companies, Inc.,
Term Loan
431,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
416,454
Blue Ribbon, LLC, Term Loan
229,125
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
223,683
Chobani, LLC, Term Loan
113,275
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
110,896
City Brewing Company, LLC, Term
Loan
359,809
4.469%,  (LIBOR 3M +
3.500%), 4/5/2028
b,d,e
335,821
CNT Holdings I Corporation, Term
Loan
148,500
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
146,737
50,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
49,709
Principal
Amount Bank Loans (0.8%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Del Monte Foods, Inc., Term Loan
$ 103,000
0.000%,  (SOFRRATE +
4.250%), 2/15/2029
b,d,e
$ 101,906
Endo Luxembourg Finance
Company I SARL, Term Loan
341,550
5.813%,  (LIBOR 1M +
5.000%), 3/25/2028
b
316,019
Energizer Holdings, Inc., Term
Loan
133,312
2.938%,  (LIBOR 1M +
2.250%), 12/22/2027
b
131,813
Gainwell Acquisition Corporation,
Term Loan
395,990
5.006%,  (LIBOR 3M +
4.000%), 10/1/2027
b
394,260
Global Medical Response, Inc.,
Term Loan
95,755
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
94,930
800,945
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
793,768
Herens US Holdco Corporation,
Term Loan
317,604
5.006%,  (LIBOR 3M +
4.000%), 7/2/2028
b
307,793
Mamba Purchaser, Inc., Term Loan
35,000
7.094%,  (LIBOR 1M +
6.500%), 10/14/2029
b
34,825
Packaging Coordinators Midco,
Inc., Term Loan
169,146
4.756%,  (LIBOR 3M +
3.750%), 11/30/2027
b
168,089
Petco Health & Wellness
Company, Inc., Term Loan
242,550
4.256%,  (LIBOR 3M +
3.250%), 3/4/2028
b
239,952
Precision Medicine Group, LLC,
Delayed Draw
29,423
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
28,908
Precision Medicine Group, LLC,
Term Loan
222,757
4.006%,  (LIBOR 3M +
3.000%), 11/20/2027
b
218,859
Prime Security Services Borrower,
LLC, Term Loan
658,350
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
649,936
Total 5,350,535
Energy (<0.1%)
Calpine Corporation, Term Loan
281,437
3.270%,  (LIBOR 1M +
2.500%), 12/16/2027
b
278,378
GIP II Blue Holding, LP, Term Loan
268,624
5.506%,  (LIBOR 3M +
4.500%), 9/29/2028
b
267,560
Total 545,938
Financials (<0.1%)
Asurion, LLC, Term Loan
301,188
4.014%,  (LIBOR 1M +
3.250%), 12/23/2026
b
294,161

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.8%)
a
Value
Financials (<0.1%) - continued
$ 108,900
4.014%,  (LIBOR 1M +
3.250%), 7/31/2027
b
$ 106,314
195,000
6.014%,  (LIBOR 1M +
5.250%), 2/3/2028
b
188,967
215,000
6.014%,  (LIBOR 1M +
5.250%), 1/15/2029
b
208,335
Digicel International Finance, Ltd.,
Term Loan
256,833
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
244,071
Rinchem Company, Inc., Term
Loan
69,000
5.000%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
68,396
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
103,000
7.500%,  (SOFRRATE +
7.000%), 1/28/2030
b
100,425
Tiger Acquisition, LLC, Term Loan
114,138
3.758%,  (LIBOR 3M +
3.250%), 6/1/2028
b
109,225
Tronox Finance, LLC, Term Loan
124,892
3.215%,  (LIBOR 3M +
2.250%), 3/11/2028
b
123,526
Total 1,443,420
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
247,858
4.738%,  (LIBOR 1M +
3.500%), 8/21/2026
b
241,584
Crown Subsea Communications
Holding, Inc., Term Loan
268,459
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
267,229
Gogo Intermediate Holdings, LLC,
Term Loan
287,825
4.989%,  (LIBOR 3M +
3.750%), 4/30/2028
b
284,803
Gridiron Fiber Corporation, Term
Loan
159,000
5.506%,  (LIBOR 3M +
4.500%), 10/4/2028
b,d,e
155,472
Lummus Technology Holdings V,
LLC, Term Loan
504,110
4.264%,  (LIBOR 1M +
3.500%), 6/30/2027
b
484,702
Rackspace Technology Global,
Inc., Term Loan
425,700
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
415,236
Redstone Holdco 2 LP, Term Loan
164,276
5.934%,  (LIBOR 3M +
4.750%), 4/27/2028
b
157,551
94,139
8.975%,  (LIBOR 3M +
7.750%), 8/6/2029
b
86,235
SS&C Technologies, Inc., Term
Loan
26,510
2.514%,  (LIBOR 1M +
1.750%), 4/16/2025
b
26,104
23,805
2.514%,  (LIBOR 1M +
1.750%), 4/16/2025
b
23,439
Principal
Amount Bank Loans (0.8%)
a
Value
Technology (0.1%) - continued
Verscend Holding Corporation,
Term Loan
$ 99,052
4.457%,  (LIBOR 1M +
4.000%), 8/27/2025
b
$ 98,619
Total 2,240,974
Transportation (<0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
510,000
5.813%,  (LIBOR 3M +
4.750%), 4/20/2028
b
518,640
Air Canada, Term Loan
119,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
117,661
Genesee & Wyoming, Inc., Term
Loan
289,100
3.006%,  (LIBOR 3M +
2.000%), 12/30/2026
b
286,359
Hertz Corporation, Term Loan
94,287
4.014%,  (LIBOR 1M +
3.250%), 6/30/2028
b
93,828
17,904
4.014%,  (LIBOR 1M +
3.250%), 6/30/2028
b
17,817
Mileage Plus Holdings, LLC, Term
Loan
165,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
170,981
SkyMiles IP, Ltd., Term Loan
195,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
201,256
United Airlines, Inc., Term Loan
173,250
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
171,616
Total 1,578,158
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
50,174
2.750%,  (LIBOR 1M +
2.250%), 9/24/2026
b
50,049
Constellation Renewables, LLC,
Term Loan
105,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
104,504
CQP Holdco, LP, Term Loan
406,925
4.756%,  (LIBOR 3M +
3.750%), 6/4/2028
b
405,399
GIP III Stetson I, LP, Term Loan
159,000
0.000%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
154,760
Osmose Utilities Services, Inc.,
Term Loan
74,625
4.014%,  (LIBOR 1M +
3.250%), 6/22/2028
b
73,459
PG&E Corporation, Term Loan
165,750
3.813%,  (LIBOR 1M +
3.000%), 6/23/2025
b
163,368
Total 951,539
Total Bank Loans
(cost $28,807,291) 28,413,116

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 50.8% ) Value
Unaffiliated  (0.8%)
3,455 Invesco QQQ Trust Series 1
f
$ 1,082,279
7,490 iShares iBoxx $ Investment Grade
Corporate Bond ETF
f
843,374
18,459 ProShares Ultra S&P 500
f
1,000,478
5,634 ProShares UltraPro QQQ
f
205,810
642 SPDR Bloomberg High Yield Bond
ETF
f
62,666
36,528 SPDR Bloomberg Short Term High
Yield Bond ETF
f
932,194
60,558 SPDR S&P 500 ETF Trust
f
24,949,896
17,559 SPDR S&P Biotech ETF
g
1,296,381
16,385 SPDR S&P Oil & Gas Exploration
ETF
f
2,159,707
Total 32,532,785
Affiliated  (50.0%)
4,187,044 Thrivent Core Emerging Markets
Debt Fund 33,998,795
6,954,018 Thrivent Core Emerging Markets
Equity Fund 64,255,123
7,365,107 Thrivent Core International Equity
Fund 69,305,659
10,630,937 Thrivent Core Low Volatility Equity
Fund 131,504,695
1,709,983 Thrivent Core Small Cap Value
Fund 15,971,245
6,886,633 Thrivent Global Stock Fund, Class
S 172,854,483
5,388,644 Thrivent High Yield Fund, Class S 23,009,511
8,059,431 Thrivent Income Fund, Class S 67,215,653
27,404,991 Thrivent International Allocation
Fund, Class S 264,458,163
20,847,176 Thrivent Large Cap Growth Fund,
Class S 329,802,321
12,082,887 Thrivent Large Cap Value Fund,
Class S 326,842,085
3,100,996 Thrivent Limited Maturity Bond
Fund, Class S 37,491,046
7,485,841 Thrivent Mid Cap Stock Fund,
Class S 246,359,040
2,241,926 Thrivent Small Cap Stock Fund,
Class S 66,652,448
Total 1,849,720,267
Total Registered Investment
Companies (cost $1,483,061,461) 1,882,253,052
Shares Common Stock ( 26.7% ) Value
Communications Services (1.2%)
2,069 Alphabet, Inc., Class A
g
4,721,851
3,437 Alphabet, Inc., Class C
g
7,902,797
9,973 AMC Networks, Inc.
f,g
325,419
121,275 AT&T, Inc. 2,287,246
2,560 Cars.com, Inc.
g
28,467
123,806 Comcast Corporation 4,922,527
10,224 DISH Network Corporation
g
291,486
9,438 Electronic Arts, Inc. 1,114,156
11,844 Fox Corporation, Class A 424,489
3,410 Gray Television, Inc. 63,153
2,566 Hemisphere Media Group, Inc.
g
9,982
9,534 Liberty Global plc, Class A
g
216,994
4,426 Lions Gate Entertainment
Corporation, Class B
g
55,635
Shares Common Stock (26.7%) Value
Communications Services (1.2%) - continued
7,545 Live Nation Entertainment, Inc.
g
$ 791,320
17,881 Match Group, Inc.
g
1,415,281
5,839 Meta Platforms, Inc.
g
1,170,544
64,409 News Corporation, Class A 1,279,163
953 News Corporation, Class B 18,974
3,236 Nexstar Broadcasting Group, Inc. 512,647
10,681 Omnicom Group, Inc. 813,145
77,834 QuinStreet, Inc.
g
740,201
1,106 RingCentral, Inc.
g
93,844
5,167 Telephone & Data Systems, Inc. 94,659
17,455 Twitter, Inc.
g
855,644
632 United States Cellular Corporation
g
18,189
46,969 Upwork, Inc.
g
984,940
81,262 Verizon Communications, Inc. 3,762,431
28,708 Walt Disney Company
g
3,204,674
137,259 Warner Bros. Discovery, Inc.
g
2,491,251
379 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,g
6,254
18,750 Zillow Group, Inc.
g
724,687
33,232 ZoomInfo Technologies, Inc.
g
1,575,197
Total 42,917,247
Consumer Discretionary (3.0%)
1,849 Aaron's Company, Inc. 37,960
923 Adient plc
g
31,511
2,646 Adtalem Global Education, Inc.
g
77,554
3,232 Amazon.com, Inc.
g
8,033,556
2,392 American Axle & Manufacturing
Holdings, Inc.
g
15,835
883 America's Car-Mart, Inc.
g
71,391
30,648 Aptiv plc
g
3,260,947
751 AutoZone, Inc.
g
1,468,558
13,448 AZEK Company, Inc.
g
285,636
29,548 Bally's Corporation
f,g
881,712
15,581 Beazer Homes USA, Inc.
g
234,961
441 Booking Holdings, Inc.
g
974,747
1,437 Brunswick Corporation 108,652
4,234 Buckle, Inc. 131,508
7,696 Burlington Stores, Inc.
g
1,566,598
21,604 Caesars Entertainment, Inc.
g
1,431,913
2,010 Carvana Company
g
116,500
26,077 Cedar Fair, LP
g
1,393,555
12,314 Cheesecake Factory, Inc.
g
454,510
11,693 Chegg, Inc.
g
289,285
19,105 Chico's FAS, Inc.
g
101,256
2,085 Chipotle Mexican Grill, Inc.
g
3,034,947
12,070 Choice Hotels International, Inc. 1,695,352
311 Churchill Downs, Inc. 63,114
1,239 Chuy's Holdings, Inc.
g
30,987
14,213 Cimpress plc
g
717,899
48,276 Clarus Corporation 1,078,969
537 Columbia Sportswear Company 44,120
11,227 Container Store Group, Inc.
g
85,887
145,960 Cooper-Standard Holdings, Inc.
g
672,876
1,722 Cracker Barrel Old Country Store,
Inc. 191,125
11,029 Culp, Inc. 71,247
18,313 D.R. Horton, Inc. 1,274,402
3,802 Dana, Inc. 56,308
3,786 Darden Restaurants, Inc. 498,730
1,673 Dave & Buster's Entertainment,
Inc.
g
76,121
1,877 Deckers Outdoor Corporation
g
498,813
721 Denny's Corporation
g
9,243
26,919 Designer Brands, Inc. 372,021

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.7%) Value
Consumer Discretionary (3.0%) - continued
3 Dollar General Corporation $ 713
3,517 Dorman Products, Inc.
g
347,198
108,521 Duluth Holdings, Inc.
g
1,329,382
17,384 Emerald Holding, Inc.
g
46,763
280,301 Everi Holdings, Inc.
g
4,866,025
6,833 Expedia Group, Inc.
g
1,194,067
20,169 Five Below, Inc.
g
3,168,550
45,646 Ford Motor Company 646,347
4,492 Freshpet, Inc.
g
419,328
33,451 Gap, Inc. 415,461
752 Garmin, Ltd. 82,524
40,902 General Motors Company
g
1,550,595
34,772 Gentex Corporation 1,020,558
2,226 G-III Apparel Group, Ltd.
g
58,944
28,722 Goodyear Tire & Rubber
Company
g
382,577
95 Graham Holdings Company 56,275
10,704 Grand Canyon Education, Inc.
g
1,027,263
667 Group 1 Automotive, Inc. 116,151
6,519 Groupon, Inc.
f,g
127,186
15,123 Hanesbrands, Inc. 200,531
10,426 Harley-Davidson, Inc. 380,028
11,982 Home Depot, Inc. 3,599,393
10,744 Lear Corporation 1,374,587
45,456 Leggett & Platt, Inc. 1,619,597
3,345 Libbey, Inc.
c,g
50,175
9,367 Lithia Motors, Inc. 2,652,079
14,686 Lowe's Companies, Inc. 2,903,863
1,841 Lululemon Athletica, Inc.
g
652,874
2,391 M.D.C. Holdings, Inc. 88,252
126,546 Macy's, Inc. 3,058,617
50,101 Magnite, Inc.
g
483,475
89 Marriott Vacations Worldwide
Corporation 13,290
8,621 McDonald's Corporation 2,148,008
25,040 Miller Industries, Inc. 671,322
17,618 Modine Manufacturing Company
g
139,182
517 Mohawk Industries, Inc.
g
72,928
31,225 Newell Brands, Inc. 722,859
11,722 NIKE, Inc. 1,461,733
40,755 Nordstrom, Inc. 1,047,403
557 NVR, Inc.
g
2,437,549
19,236 Papa John's International, Inc. 1,751,438
26,205 Penn National Gaming, Inc.
g
958,317
8,619 Perdoceo Education Corporation
g
96,360
30,057 Planet Fitness, Inc.
g
2,405,462
19,325 PVH Corporation 1,406,474
57,995 Qurate Retail, Inc. 244,159
1,093 RCI Hospitality Holdings, Inc. 67,722
961 RH
g
323,011
32,849 Ross Stores, Inc. 3,277,345
5,085 Ruth's Hospitality Group, Inc. 106,632
4,838 Six Flags Entertainment
Corporation
g
185,150
42,771 Skyline Champion Corporation
g
2,183,032
14,621 Sleep Number Corporation
g
593,028
17,569 Sony Group Corporation ADR 1,511,812
5,657 Sportsman's Warehouse Holdings,
Inc.
g
54,364
1,231 Standard Motor Products, Inc. 52,539
33,728 Stoneridge, Inc.
g
664,779
3,066 Strategic Education, Inc. 198,064
22,521 Tapestry, Inc. 741,391
7,545 Target Corporation 1,725,164
36,458 Taylor Morrison Home Corporation
g
954,835
Shares Common Stock (26.7%) Value
Consumer Discretionary (3.0%) - continued
5,871 Tesla, Inc.
g
$ 5,112,232
1,782 Thor Industries, Inc. 136,412
162,504 ThredUp, Inc.
g
1,070,901
20,530 Toll Brothers, Inc. 951,976
1,465 TopBuild Corporation
g
265,370
14,620 TripAdvisor, Inc.
g
375,295
4,210 Ulta Beauty, Inc.
g
1,670,528
2,612 Urban Outfitters, Inc.
g
62,166
11,248 Vail Resorts, Inc. 2,858,792
911 Visteon Corporation
g
95,391
559 Williams-Sonoma, Inc. 72,938
11,214 Wingstop, Inc. 1,028,997
3,960 Wolverine World Wide, Inc. 78,487
27,180 Wyndham Hotels & Resorts, Inc. 2,390,753
15,991 Xometry, Inc.
f,g
524,825
5,986 Yum! Brands, Inc. 700,422
27,450 Zumiez, Inc.
g
1,005,494
Total 111,976,015
Consumer Staples (1.0%)
6,515 BJ's Wholesale Club Holdings,
Inc.
g
419,240
4,163 Casey's General Stores, Inc. 838,012
14,937 Celsius Holdings, Inc.
g
776,724
949 Coca-Cola Company 61,315
92 Constellation Brands, Inc. 22,640
8,227 Costco Wholesale Corporation 4,374,460
15,357 Darling Ingredients, Inc.
g
1,127,050
101,862 e.l.f. Beauty, Inc.
g
2,478,302
9,499 Estee Lauder Companies, Inc. 2,508,306
24,018 Hain Celestial Group, Inc.
g
805,564
1,739 Hershey Company 392,614
5,338 Ingredion, Inc. 454,317
13,488 John B. Sanfilippo & Son, Inc. 1,047,208
4,968 Kimberly-Clark Corporation 689,707
73,768 Lamb Weston Holdings, Inc. 4,876,065
138 Medifast, Inc. 24,614
5,025 Molson Coors Beverage Company 272,053
5,246 Monster Beverage Corporation
g
449,477
729 PepsiCo, Inc. 125,177
6,919 Performance Food Group
Company
g
340,761
31,478 Philip Morris International, Inc. 3,147,800
515 PriceSmart, Inc. 40,917
101,083 Primo Water Corporation 1,479,855
13,490 Procter & Gamble Company 2,165,820
1,034 Seneca Foods Corporation
g
56,095
23,189 Sprouts Farmers Markets, Inc.
g
691,032
14,496 Sysco Corporation 1,239,118
88,330 Turning Point Brands, Inc. 2,772,679
4,035 US Foods Holding Corporation
g
151,797
8,989 Utz Brands, Inc.
f
126,925
29,577 Walmart, Inc. 4,524,985
Total 38,480,629
Energy (1.2%)
20,258 Antero Midstream Corporation 208,050
46,636 Antero Resources Corporation
g
1,641,587
6,827 APA Corporation 279,429
21,876 Archrock, Inc. 190,540
40,731 BP plc ADR 1,169,794
3,750 California Resources Corporation 150,787
12,420 ChampionX Corporation 262,062
24,452 ConocoPhillips 2,335,655

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.7%) Value
Energy (1.2%) - continued
9,241 Continental Resources, Inc. $ 513,522
96,315 Devon Energy Corporation 5,602,644
3,798 Dorian LPG, Ltd. 55,907
5,537 DT Midstream, Inc. 297,614
4,203 EnLink Midstream, LLC 41,484
71,957 Enterprise Products Partners, LP 1,864,406
14,503 EOG Resources, Inc. 1,693,370
994 EQT Corporation 39,511
478 Equitrans Midstream Corporation 3,757
67,117 Exxon Mobil Corporation 5,721,724
81,892 Halliburton Company 2,916,993
9,559 Helix Energy Solutions Group, Inc.
g
39,287
29,963 Helmerich & Payne, Inc. 1,379,197
10,982 HF Sinclair Corporation
g
417,536
2,750 Kimbell Royalty Partners, LP 46,282
3,103 Liberty Energy, Inc.
g
50,082
76,589 Marathon Oil Corporation 1,908,598
14,305 Marathon Petroleum Corporation 1,248,254
23,058 Matador Resources Company 1,125,692
5,783 Newpark Resources, Inc.
g
20,183
26,273 Nine Energy Service, Inc.
f,g
69,623
54,776 NOV, Inc. 993,089
7,114 Oceaneering International, Inc.
g
80,602
16,388 PBF Energy, Inc.
g
476,235
13,687 Peabody Energy Corporation
g
309,874
8,429 Pioneer Natural Resources
Company 1,959,490
45,268 ProPetro Holding Corporation
g
640,089
18,169 Ring Energy, Inc.
f,g
81,215
11,164 RPC, Inc.
g
115,436
57,958 Schlumberger, Ltd. 2,260,942
2,342 Select Energy Services, Inc.
g
18,174
21,203 SM Energy Company 753,343
42,556 Talos Energy, Inc.
g
773,242
6,242 Targa Resources Corporation 458,225
278,396 TechnipFMC plc
g
1,926,500
4,983 VAALCO Energy, Inc. 32,589
4,368 Valero Energy Corporation 486,945
4,989 World Fuel Services Corporation 120,834
Total 42,780,394
Financials (3.8%)
81,062 Air Lease Corporation 3,265,177
60,249 Ally Financial, Inc. 2,407,550
12,862 American Equity Investment Life
Holding Company 485,155
6,953 American Express Company 1,214,759
8,372 American Financial Group, Inc. 1,159,355
24,077 Ameris Bancorp 1,004,011
43,099 Annaly Capital Management, Inc. 276,696
26,496 Arch Capital Group, Ltd.
g
1,210,072
3,917 Argo Group International Holdings,
Ltd. 167,648
9,789 Arthur J. Gallagher & Company 1,649,349
7,417 Assured Guaranty, Ltd. 409,048
82,227 Bank of America Corporation 2,933,859
808 Bank of Marin Bancorp 25,258
27,261 Bank of N.T. Butterfield & Son, Ltd. 873,170
10,947 BankFinancial Corporation 111,769
12,871 Banner Corporation 691,173
9,453 Berkshire Hathaway, Inc.
g
3,051,712
4,323 BlackRock, Inc. 2,700,492
852 Blackstone Mortgage Trust, Inc. 25,594
63,703 Bridgewater Bancshares, Inc.
g
1,020,522
33,712 Brighthouse Financial, Inc.
g
1,731,448
Shares Common Stock (26.7%) Value
Financials (3.8%) - continued
4,169 Brown & Brown, Inc. $ 258,395
22,316 BRP Group, Inc.
g
515,946
53,333 Byline Bancorp, Inc. 1,251,192
9,062 Capital One Financial Corporation 1,129,306
5,667 Cboe Global Markets, Inc. 640,258
37,441 Central Pacific Financial
Corporation 905,323
31,778 Charles Schwab Corporation 2,107,835
8,950 Chimera Investment Corporation 89,679
11,760 Chubb, Ltd. 2,427,852
5,505 Cincinnati Financial Corporation 675,243
62,641 Citigroup, Inc. 3,019,923
8,362 CNO Financial Group, Inc. 201,859
1,415 Coinbase Global, Inc.
g
159,485
57,659 Columbia Banking System, Inc. 1,619,065
16,737 Comerica, Inc. 1,370,760
18,944 Community Trust Bancorp, Inc. 754,161
12,769 Customers Bancorp, Inc.
g
537,192
8,104 Discover Financial Services 911,376
23,017 East West Bancorp, Inc. 1,641,112
8,833 Ellington Residential Mortgage
REIT 77,554
615 Employers Holdings, Inc. 24,194
9,159 Enova International, Inc.
g
342,547
30,635 Enterprise Financial Services
Corporation 1,353,148
61,606 Equitable Holdings, Inc. 1,776,101
467 Equity Bancshares, Inc. 14,257
8,468 Essent Group, Ltd. 343,208
65,453 F.N.B. Corporation 754,019
3,511 FactSet Research Systems, Inc. 1,416,653
4,093 Federated Hermes, Inc. 116,569
15,023 Financial Institutions, Inc. 418,240
38,082 First Bancorp 518,296
4,460 First Busey Corporation 100,216
15,374 First Financial Corporation 655,240
1,117 First Mid-Illinois Bancshares, Inc. 40,257
1,613 First of Long Island Corporation 27,066
15,626 Flushing Financial Corporation 335,959
14,521 Franklin Resources, Inc. 357,071
57,581 Fulton Financial Corporation 873,504
15,514 Glacier Bancorp, Inc. 709,921
6,589 Global Life, Inc. 646,249
1,953 Granite Point Mortgage Trust, Inc. 19,003
18,563 Great Southern Bancorp, Inc. 1,053,265
33,003 Hamilton Lane, Inc. 2,263,346
36,924 Hancock Whitney Corporation 1,726,935
53,024 Hanmi Financial Corporation 1,227,506
11,921 Hanover Insurance Group, Inc. 1,750,241
62,028 Heartland Financial USA, Inc. 2,714,966
2,941 HomeStreet, Inc. 119,375
12,802 Hometrust Bancshares, Inc. 346,038
193,618 Hope Bancorp, Inc. 2,768,737
929 Horace Mann Educators
Corporation 37,021
14,046 Horizon Bancorp, Inc. 245,524
9,436 Houlihan Lokey, Inc. 785,924
31,499 Independent Bank Corporation 621,790
198 International Bancshares
Corporation 7,878
101,262 Invesco Mortgage Capital, Inc. 176,196
49,852 Invesco, Ltd. 916,280
25,374 J.P. Morgan Chase & Company 3,028,641
924 Jefferies Financial Group, Inc. 28,422
24,715 Kinsale Capital Group, Inc. 5,479,068

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.7%) Value
Financials (3.8%) - continued
3,402 Ladder Capital Corporation $ 38,749
6,936 Lakeland Bancorp, Inc. 104,248
10,494 Lincoln National Corporation 631,214
9,007 M&T Bank Corporation 1,500,926
5,507 Marsh & McLennan Companies,
Inc. 890,482
3,030 Mercantile Bank Corporation 95,142
88 Merchants Bancorp 2,070
22,714 MetLife, Inc. 1,491,855
22,486 MFA Financial, Inc. 320,425
22,258 Midland States Bancorp, Inc. 586,721
26,536 MidWestOne Financial Group, Inc. 792,896
8,288 Moody's Corporation 2,622,986
27,621 Morgan Stanley 2,225,976
4,311 MSCI, Inc. 1,816,009
266,895 New York Community Bancorp,
Inc. 2,466,110
17,252 New York Mortgage Trust, Inc. 55,551
17,185 NMI Holdings, Inc.
g
315,860
6,173 Northern Trust Corporation 636,128
2,207 Northfield Bancorp, Inc. 28,890
26,792 OceanFirst Financial Corporation 501,814
9,493 OFG Bancorp 252,324
15,174 Old Republic International
Corporation 333,980
11,531 OneMain Holdings, Inc. 529,619
17,461 PacWest Bancorp 574,292
615 Peapack-Gladstone Financial
Corporation 19,059
39,486 Popular, Inc. 3,079,513
1,834 Premier Financial Corporation 48,674
6,666 Primerica, Inc. 863,647
611 ProAssurance Corporation 15,012
5,738 QCR Holdings, Inc. 311,516
76,391 Radian Group, Inc. 1,634,003
19,538 Raymond James Financial, Inc. 1,904,173
319 Reinsurance Group of America,
Inc. 34,235
11,218 RenaissanceRe Holdings, Ltd. 1,610,007
2,176 RLI Corporation 249,761
4,990 S&P Global, Inc. 1,878,735
1,702 S&T Bancorp, Inc. 48,098
63,624 Seacoast Banking Corporation of
Florida 2,067,780
21,705 SEI Investments Company 1,209,403
9,188 Selective Insurance Group, Inc. 756,724
7,962 Signature Bank 1,928,794
2,677 SiriusPoint, Ltd.
g
16,812
4,492 Starwood Property Trust, Inc. 102,777
21,578 State Street Corporation 1,445,079
6,213 Synchrony Financial 228,700
27,071 Synovus Financial Corporation 1,124,529
4,059 Territorial Bancorp, Inc. 92,180
31,759 Texas Capital Bancshares, Inc.
g
1,631,142
16,575 TPG RE Finance Trust, Inc. 174,866
16,446 Tradeweb Markets, Inc. 1,170,791
2,010 TriCo Bancshares 75,475
19,602 Triumph Bancorp, Inc.
g
1,361,163
33,269 Truist Financial Corporation 1,608,556
18,714 TrustCo Bank Corporation NY 582,941
39,917 Two Harbors Investment
Corporation 192,001
73,607 Umpqua Holdings Corporation 1,217,460
1,711 Univest Financial Corporation 43,117
61,287 Unum Group 1,870,479
Shares Common Stock (26.7%) Value
Financials (3.8%) - continued
2,246 Washington Federal, Inc. $ 68,346
51,523 Wells Fargo & Company 2,247,948
66,873 Western Alliance Bancorp 5,089,704
23,800 Western Asset Mortgage Capital
Corporation 34,034
17,358 Zions Bancorporation NA 980,901
3,189 Zurich Insurance Group AG 1,451,856
Total 142,130,462
Health Care (3.2%)
36,280 Abbott Laboratories 4,117,780
21,648 AbbVie, Inc. 3,179,658
5,572 AdaptHealth Corporation
g
70,541
30,708 Adaptive Biotechnologies
Corporation
g
253,341
13,688 Agilent Technologies, Inc. 1,632,568
82,990 Agilon Health, Inc.
g
1,474,732
745 Align Technology, Inc.
g
215,983
9,038 Allogene Therapeutics, Inc.
g
75,467
1,189 Amedisys, Inc.
g
151,776
3,182 Amgen, Inc. 742,011
6,006 Anthem, Inc. 3,014,592
8,309 Argenx SE ADR
g
2,387,342
14,233 Ascendis Pharma AS ADR
g
1,299,046
24,448 AstraZeneca plc ADR 1,623,347
14,154 Avanos Medical, Inc.
g
412,731
56,798 Avantor, Inc.
g
1,810,720
49,198 Axonics, Inc.
g
2,549,440
19,166 Baxter International, Inc. 1,361,936
8,082 Becton, Dickinson and Company 1,997,790
5,179 Biogen, Inc.
g
1,074,332
2,664 Biohaven Pharmaceutical Holding
Company, Ltd.
g
237,549
27,810 BioLife Solutions, Inc.
g
352,353
497 Bio-Rad Laboratories, Inc.
g
254,494
5,897 Bio-Techne Corporation 2,239,032
993 Boston Scientific Corporation
g
41,815
1,453 Bristol-Myers Squibb Company 109,367
34,820 Centene Corporation
g
2,804,751
4,611 Charles River Laboratories
International, Inc.
g
1,113,603
1,417 Chemed Corporation 696,300
7,216 Cigna Holding Company 1,780,764
4,251 Cooper Companies, Inc. 1,534,781
20,474 Covetrus, Inc.
g
282,541
11,580 CVS Health Corporation 1,113,185
2,630 Danaher Corporation 660,472
11,960 Dentsply Sirona, Inc. 478,280
4,944 DexCom, Inc.
g
2,020,019
4,954 Editas Medicine, Inc.
g
65,591
21,979 Edwards Lifesciences
Corporation
g
2,324,939
8,351 Elanco Animal Health, Inc.
g
211,364
1,492 Embecta Corporation
g
45,402
5,640 Encompass Health Corporation 388,201
1,852 Exact Sciences Corporation
g
101,953
3,316 Generation Bio Company
g
20,990
11,425 Gilead Sciences, Inc. 677,959
19,238 GlaxoSmithKline plc ADR 871,097
5,629 Global Blood Therapeutics, Inc.
g
172,810
22,386 Guardant Health, Inc.
g
1,381,216
63,841 Halozyme Therapeutics, Inc.
g
2,547,256
6,994 HCA Healthcare, Inc. 1,500,563
3,531 HealthEquity, Inc.
g
220,052
1,482 Henry Schein, Inc.
g
120,190

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.7%) Value
Health Care (3.2%) - continued
20,943 Hologic, Inc.
g
$ 1,507,687
2,199 ICU Medical, Inc.
g
470,564
39,797 Immunocore Holdings plc ADR
g
1,297,780
19,249 Inari Medical, Inc.
g
1,553,394
20,068 Inotiv, Inc.
g
285,969
11,235 Inspire Medical Systems, Inc.
g
2,311,714
9,939 Insulet Corporation
g
2,375,322
873 Integer Holdings Corporation
g
65,623
1,747 Integra LifeSciences Holdings
Corporation
g
106,846
2,443 Intuitive Surgical, Inc.
g
584,610
7,039 Invitae Corporation
g
37,377
50,671 Ionis Pharmaceuticals, Inc.
g
1,862,666
2,128 IQVIA Holding, Inc.
g
463,883
33,648 Johnson & Johnson 6,072,118
1,354 Kymera Therapeutics, Inc.
g
42,448
1,581 Laboratory Corporation of America
Holdings
g
379,883
103,217 Lantheus Holdings, Inc.
g
6,854,641
2,759 Masimo Corporation
g
311,684
37,907 Medtronic plc 3,955,975
47,660 Merck & Company, Inc. 4,226,965
694 Molina Healthcare, Inc.
g
217,534
69,950 MultiPlan Corporation
g
309,878
17,501 Natera, Inc.
g
614,635
6,543 National HealthCare Corporation 445,317
4,419 Novo Nordisk AS ADR 503,766
12,941 NuVasive, Inc.
g
665,685
23,790 Omnicell, Inc.
g
2,597,154
1,665 Orthofix Medical, Inc.
g
51,615
42,065 Phreesia, Inc.
g
962,447
13,439 Premier, Inc. 486,626
76,119 Progyny, Inc.
g
2,926,776
21,141 Repligen Corporation
g
3,324,211
934 Sage Therapeutics, Inc.
g
29,440
12,031 Sarepta Therapeutics, Inc.
g
870,082
8,344 Signify Health, Inc.
g
115,147
40,344 Silk Road Medical, Inc.
g
1,414,057
1,229 STAAR Surgical Company
g
70,164
14,522 Stryker Corporation 3,503,578
33,983 Syneos Health, Inc.
g
2,483,817
5,992 Teleflex, Inc. 1,711,435
1,235 Thermo Fisher Scientific, Inc. 682,856
17,348 Travere Therapeutics, Inc.
g
435,955
5,679 Turning Point Therapeutics, Inc.
g
167,190
1,041 U.S. Physical Therapy, Inc. 108,025
3,015 uniQure NV
g
45,044
331 Veeva Systems, Inc.
g
60,225
6,763 Veracyte, Inc.
g
138,439
119,349 Viemed Healthcare, Inc.
g
594,358
32,020 Vor BioPharma, Inc.
g
183,475
7,282 VYNE Therapeutics, Inc.
g
3,058
664 Waters Corporation
g
201,205
8,824 Zimmer Biomet Holdings, Inc. 1,065,498
14,092 Zoetis, Inc. 2,497,807
Total 120,067,670
Industrials (4.6%)
21,491 3M Company 3,099,432
6,958 A.O. Smith Corporation 406,556
3,573 ACCO Brands Corporation 26,190
3,937 Advanced Drainage Systems, Inc. 403,385
9,329 AECOM 658,254
1,328 Allegion plc 151,711
41,454 Altra Industrial Motion Corporation 1,616,706
Shares Common Stock (26.7%) Value
Industrials (4.6%) - continued
26,455 AMETEK, Inc. $ 3,340,208
1,750 Armstrong World Industries, Inc. 148,155
50,847 ASGN, Inc.
g
5,768,592
15,222 AZZ, Inc. 694,732
69,110 Badger Infrastructure Solutions,
Ltd. 1,600,453
626 Barnes Group, Inc. 21,021
15,530 Carlisle Companies, Inc. 4,027,861
1,142 Caterpillar, Inc. 240,437
20,676 CBIZ, Inc.
g
866,118
35,421 Chart Industries, Inc.
g
5,979,773
5,991 Cintas Corporation 2,379,985
46,889 CNH Industrial NV 665,355
1,085 Columbus McKinnon Corporation 38,463
920 Covenant Logistics Group, Inc. 18,897
43,967 Crane Company 4,230,944
7,273 CSW Industrials, Inc. 767,374
90,633 CSX Corporation 3,112,337
1,463 Cummins, Inc. 276,785
28,413 Curtiss-Wright Corporation 4,060,502
2,203 Deere & Company 831,743
39,547 Delta Air Lines, Inc.
g
1,701,707
3,637 Donaldson Company, Inc. 178,358
253 Douglas Dynamics, Inc. 7,833
4,526 Dover Corporation 603,316
99,433 Driven Brands Holdings, Inc.
g
2,773,186
25,624 Dun & Bradstreet Holdings, Inc.
g
404,603
10,291 EMCOR Group, Inc. 1,095,786
16,114 Emerson Electric Company 1,453,161
17,446 Fastenal Company 964,938
121,306 First Advantage Corporation
g
2,105,872
9,579 Flowserve Corporation 313,329
8,733 Forrester Research, Inc.
g
486,341
6,904 Fortune Brands Home and
Security, Inc. 491,910
32,898 Forward Air Corporation 3,190,119
2,474 GATX Corporation 255,787
5,012 Generac Holdings, Inc.
g
1,099,533
7,887 General Dynamics Corporation 1,865,512
770 Gibraltar Industries, Inc.
g
29,137
655 Gorman-Rupp Company 20,868
1,518 GrafTech International, Ltd. 13,783
16,636 Greenbrier Companies, Inc. 710,524
11,393 Helios Technologies, Inc. 765,382
13,187 Honeywell International, Inc. 2,551,816
96,375 Howmet Aerospace, Inc. 3,288,315
12,091 Hubbell, Inc. 2,362,098
726 ICF International, Inc. 71,736
18,505 IDEX Corporation 3,512,619
5,233 Illinois Tool Works, Inc. 1,031,477
3,265 ITT Corporation 229,268
40,391 Janus International Group, Inc.
g
382,099
343 JB Hunt Transport Services, Inc. 58,602
1,136 JetBlue Airways Corporation
g
12,507
22,815 Johnson Controls International plc 1,365,934
4,383 Kennametal, Inc. 112,775
6,983 L3Harris Technologies, Inc. 1,621,872
17,612 Landstar System, Inc. 2,728,099
1,663 Lennox International, Inc. 354,535
45,307 Lincoln Electric Holdings, Inc. 6,104,212
4,853 Linde plc 1,513,942
962 Lockheed Martin Corporation 415,699
5,861 Manitowoc Company, Inc.
g
77,600
27,079 ManpowerGroup, Inc. 2,442,526

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.7%) Value
Industrials (4.6%) - continued
2,687 Masonite International
Corporation
g
$ 208,296
16,958 Mercury Systems, Inc.
g
946,087
10,887 Meritor, Inc.
g
390,952
39,520 Middleby Corporation
g
6,081,733
9,062 MSC Industrial Direct Company,
Inc. 750,877
50,463 NAPCO Security Technologies,
Inc.
g
883,103
672 National Presto Industries, Inc. 47,799
851 Nordson Corporation 183,552
2,073 Norfolk Southern Corporation 534,585
6,172 Old Dominion Freight Line, Inc. 1,728,901
8,354 Parker-Hannifin Corporation 2,262,430
3,371 Proto Labs, Inc.
g
143,638
2,767 Quad/Graphics, Inc.
g
18,760
5,902 Quanta Services, Inc. 684,514
94,600 Ranpak Holdings Corporation
g
1,426,568
14,210 Raytheon Technologies
Corporation 1,348,671
12,337 RBC Bearings, Inc.
g
2,076,934
57,300 Regal Rexnord Corporation 7,290,852
46,452 Rush Enterprises, Inc. 2,363,478
10,845 Ryder System, Inc. 758,066
5,448 Saia, Inc.
g
1,122,070
6,242 SkyWest, Inc.
g
181,954
1,870 Snap-On, Inc. 397,356
10,408 Southwest Airlines Company
g
486,262
19,347 Standex International Corporation 1,819,392
104,171 Summit Materials, Inc.
g
2,895,954
137,045 Sun Country Airlines Holdings,
Inc.
g
3,770,108
1,351 Sunrun, Inc.
g
26,993
4,569 Technip Energies NV ADR
g
54,828
8,832 Teledyne Technologies, Inc.
g
3,811,450
15,487 Tennant Company 1,000,150
1,966 Thermon Group Holdings, Inc.
g
29,490
13,206 Timken Company 761,194
923 Toro Company 73,960
3,235 Trane Technologies plc 452,544
20,658 TransUnion 1,807,988
8,717 Trex Company, Inc.
g
507,242
14,115 TriMas Corporation 416,957
23,942 Tutor Perini Corporation
g
221,942
23,829 Uber Technologies, Inc.
g
750,137
776 UniFirst Corporation 133,705
20,263 Union Pacific Corporation 4,747,418
13,061 United Parcel Service, Inc. 2,350,719
12,589 United Rentals, Inc.
g
3,984,670
4,414 Univar, Inc.
g
128,536
6,115 Valmont Industries, Inc. 1,521,473
4,442 Verisk Analytics, Inc. 906,390
43,906 Vicor Corporation
g
2,657,191
17,596 Vontier Corporation 450,810
3,996 Watsco, Inc. 1,066,053
722 Watts Water Technologies, Inc. 92,026
5,779 Werner Enterprises, Inc. 229,022
10,415 WESCO International, Inc.
g
1,283,753
142,745 WillScot Mobile Mini Holdings
Corporation
g
5,010,350
1,673 Woodward, Inc. 184,833
2,136 Xylem, Inc. 171,948
3,301 Yellow Corporation
g
14,788
Total 171,852,137
Shares Common Stock (26.7%) Value
Information Technology (4.9%)
7,038 Accenture plc $ 2,113,934
3,655 ACI Worldwide, Inc.
g
100,951
409 Adobe, Inc.
g
161,943
8,829 Advanced Energy Industries, Inc. 675,595
26,480 Agilysys, Inc.
g
974,729
23,242 Allegro MicroSystems, Inc.
g
565,013
39,579 Amphenol Corporation 2,829,898
1,585 ANSYS, Inc.
g
436,969
116,370 Apple, Inc. 18,345,730
31,584 AppLovin Corporation
g
1,204,930
11,468 Arista Networks, Inc.
g
1,325,357
6,953 Arrow Electronics, Inc.
g
819,481
5,480 Autodesk, Inc.
g
1,037,254
25,425 Avalara, Inc.
g
1,934,080
3,951 Avaya Holdings Corporation
g
36,547
5,524 Axcelis Technologies, Inc.
g
300,782
3,656 Benchmark Electronics, Inc. 86,866
24,094 BigCommerce Holdings, Inc.
g
430,560
12,410 Bill.com Holdings, Inc.
g
2,118,511
11,327 Block, Inc.
g
1,127,490
5,002 Booz Allen Hamilton Holding
Corporation 408,313
12,276 Bread Financial Holdings, Inc. 672,725
4,164 Broadcom, Inc. 2,308,480
1,063 CACI International, Inc.
g
282,014
55,901 Calix, Inc.
g
2,231,009
3,489 CDW Corporation 569,335
25,388 Ciena Corporation
g
1,400,656
76,797 Cisco Systems, Inc. 3,761,517
63,798 Cognex Corporation 4,314,659
29,604 CommScope Holding Company,
Inc.
g
178,512
18,496 Computer Services, Inc. 941,076
74 Concentrix Corporation 11,653
2,594 Coupa Software, Inc.
g
223,862
1,034 CTS Corporation 36,573
17,784 Descartes Systems Group, Inc.
g
1,105,276
10,333 Digital Turbine, Inc.
g
327,039
1,287 Diodes, Inc.
g
93,990
45,395 Dolby Laboratories, Inc. 3,516,751
17,220 Dropbox, Inc.
g
374,535
19,005 DXC Technology Company
g
545,443
8,633 Endava plc ADR
g
868,480
2,696 EPAM Systems, Inc.
g
714,413
7,078 ePlus, Inc.
g
399,765
5,741 Euronet Worldwide, Inc.
g
698,393
1,153 F5, Inc.
g
193,024
788 Fair Isaac Corporation
g
294,326
26,129 Fidelity National Information
Services, Inc. 2,590,690
37,302 Five9, Inc.
g
4,106,950
6,673 FLEETCOR Technologies, Inc.
g
1,665,047
262 Genpact, Ltd. 10,551
88,671 Gilat Satellite Networks, Ltd.
g
651,732
11,741 Global Payments, Inc. 1,608,282
27,665 Hewlett Packard Enterprise
Company 426,318
2,515 HubSpot, Inc.
g
954,266
4,993 IPG Photonics Corporation
g
471,739
14,908 Jack Henry & Associates, Inc. 2,826,259
92 Keysight Technologies, Inc.
g
12,905
3,876 KLA-Tencor Corporation 1,237,452
73,405 Knowles Corporation
g
1,359,461
5,300 Lam Research Corporation 2,468,528

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.7%) Value
Information Technology (4.9%) - continued
59,757 Lattice Semiconductor
Corporation
g
$ 2,870,726
4,072 Littelfuse, Inc. 933,506
14,459 LivePerson, Inc.
g
327,063
43,402 LiveRamp Holding, Inc.
g
1,359,351
1,812 Manhattan Associates, Inc.
g
236,557
1,738 ManTech International Corporation 139,631
8,623 Mastercard, Inc. 3,133,426
2,272 MAXIMUS, Inc. 165,583
789 MaxLinear, Inc.
g
37,769
32,934 Microchip Technology, Inc. 2,147,297
77,042 Microsoft Corporation 21,380,696
8,645 MKS Instruments, Inc. 985,357
685 Model N, Inc.
g
17,700
11,165 Monolithic Power Systems, Inc. 4,379,360
28,646 National Instruments Corporation 1,035,266
2,811 NetApp, Inc. 205,906
3,321 NETGEAR, Inc.
g
72,066
2,192 NICE, Ltd. ADR
g
452,451
9,618 Nova, Ltd.
g
948,431
17,475 NVIDIA Corporation 3,241,088
8,709 Okta, Inc.
g
1,039,071
4,860 Palo Alto Networks, Inc.
g
2,727,821
5,907 Paycom Software, Inc.
g
1,662,643
46,440 Paymentus Holdings, Inc.
f,g
769,046
8,621 PayPal Holdings, Inc.
g
758,044
148 Progress Software Corporation 7,101
16,082 PTC, Inc.
g
1,836,725
19,396 Qorvo, Inc.
g
2,206,877
19,609 QUALCOMM, Inc. 2,739,181
10,001 Salesforce, Inc.
g
1,759,576
40,769 Samsung Electronics Company,
Ltd. 2,172,726
4,020 ScanSource, Inc.
g
137,645
19,914 Semtech Corporation
g
1,186,874
3,660 ServiceNow, Inc.
g
1,749,846
106,602 Sierra Wireless, Inc.
g
1,674,717
5,781 SiTime Corporation
g
974,503
28,325 Skyworks Solutions, Inc. 3,209,222
48,854 Sonos, Inc.
g
1,114,848
72,733 Sprout Social, Inc.
g
4,457,078
5,289 Synopsys, Inc.
g
1,516,832
8,524 TD SYNNEX Corporation 853,167
3,010 TE Connectivity, Ltd. 375,588
84,845 Telefonaktiebolaget LM Ericsson
ADR 675,366
34,011 Texas Instruments, Inc. 5,790,373
7,872 Trimble, Inc.
g
525,062
16,853 TTEC Holdings, Inc. 1,243,920
177,124 TTM Technologies, Inc.
g
2,470,880
3,632 Tyler Technologies, Inc.
g
1,433,587
10,290 Universal Display Corporation 1,314,342
1,700 Upland Software, Inc.
g
25,364
1,574 VeriSign, Inc.
g
281,258
1,225 Vertex, Inc.
g
17,432
5,834 WEX, Inc.
g
969,844
40,841 Workiva, Inc.
g
3,941,565
20,112 Xerox Holdings Corporation 349,949
Total 181,525,922
Materials (1.3%)
1,813 AdvanSix, Inc. 80,751
788 Alpha Metallurgical Resources,
Inc.
g
121,935
23,294 AptarGroup, Inc. 2,674,850
Shares Common Stock (26.7%) Value
Materials (1.3%) - continued
25,527 Ashland Global Holdings, Inc. $ 2,679,569
4,946 Avery Dennison Corporation 893,248
67,644 Axalta Coating Systems, Ltd.
g
1,716,128
72 Balchem Corporation 8,870
6,892 Ball Corporation 559,355
1,147 Cabot Corporation 75,530
39,268 Carpenter Technology Corporation 1,499,252
2,008 Celanese Corporation 295,056
16,999 CF Industries Holdings, Inc. 1,646,013
16,523 Cleveland-Cliffs, Inc.
g
421,171
25,991 Compass Minerals International,
Inc. 1,536,848
15,680 Crown Holdings, Inc. 1,725,427
29,298 Eastman Chemical Company 3,008,026
5,037 FMC Corporation 667,604
16,870 Graphic Packaging Holding
Company 367,766
22,170 Huntsman Corporation 750,898
29,575 Ingevity Corporation
g
1,771,542
9,556 Innospec, Inc. 910,782
152,805 Ivanhoe Mines, Ltd.
g
1,225,152
11,448 Kaiser Aluminum Corporation 1,104,732
406 Koppers Holdings, Inc. 9,850
13,747 LyondellBasell Industries NV 1,457,595
3,856 Martin Marietta Materials, Inc. 1,365,872
136 Materion Corporation 11,580
4,322 Minerals Technologies, Inc. 274,922
9,998 Myers Industries, Inc. 219,256
7 NewMarket Corporation 2,272
9,829 Nucor Corporation 1,521,333
17,280 O-I Glass, Inc.
g
232,934
4,708 PPG Industries, Inc. 602,577
12,570 Quaker Chemical Corporation 2,045,265
3,041 Rayonier Advanced Materials,
Inc.
g
15,600
15,491 Reliance Steel & Aluminum
Company 3,071,091
19,763 RPM International, Inc. 1,638,353
7,271 Ryerson Holding Corporation 267,645
4,567 Schweitzer-Mauduit International,
Inc. 114,906
4,209 Sensient Technologies Corporation 356,081
2,027 Sherwin-Williams Company 557,344
3,407 Sonoco Products Company 210,927
15,521 Steel Dynamics, Inc. 1,330,926
8,131 SunCoke Energy, Inc. 67,650
9,111 Trinseo plc 432,317
2,688 Tronox Holdings plc 46,234
21,386 UFP Technologies, Inc.
g
1,468,577
10,401 United States Lime & Minerals, Inc. 1,139,014
19,849 United States Steel Corporation 605,196
11,783 Westlake Corporation 1,491,139
2,032 Worthington Industries, Inc. 96,662
Total 46,393,623
Real Estate (1.7%)
149,330 AGNC Investment Corporation 1,639,643
41,781 Agree Realty Corporation 2,837,766
4,016 Alexandria Real Estate Equities,
Inc. 731,555
27,759 American Campus Communities,
Inc. 1,795,175
2,103 Apartment Income REIT
Corporation 103,404
3,805 AvalonBay Communities, Inc. 865,561

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (26.7%) Value
Real Estate (1.7%) - continued
17,301 Camden Property Trust $ 2,714,354
2,799 CareTrust REIT, Inc. 45,372
27,233 CBRE Group, Inc.
g
2,261,428
680 Community Healthcare Trust, Inc. 25,038
61,281 CubeSmart 2,911,460
71,460 Cushman and Wakefield plc
g
1,279,134
3,736 Digital Realty Trust, Inc. 545,904
11,373 Duke Realty Corporation 622,672
1,761 EastGroup Properties, Inc. 330,187
40,996 EPR Properties 2,153,110
49,236 Essential Properties Realty Trust,
Inc. 1,181,664
1,159 Essex Property Trust, Inc. 381,624
2,510 Extra Space Storage, Inc. 476,900
1,492 Federal Realty Investment Trust 174,654
29,229 First Industrial Realty Trust, Inc. 1,695,282
8,652 FirstService Corporation 1,080,548
12,281 Four Corners Property Trust, Inc. 337,236
1,445 Getty Realty Corporation 38,885
5,939 Gladstone Commercial
Corporation 124,957
4,964 Gladstone Land Corporation 180,690
66,815 Healthcare Realty Trust, Inc. 1,809,350
67,592 Host Hotels & Resorts, Inc. 1,375,497
52,866 Independence Realty Trust, Inc. 1,441,127
1,531 Industrial Logistics Properties Trust 24,741
2,393 Innovative Industrial Properties,
Inc. 346,004
849 Jones Lang LaSalle, Inc.
g
185,702
14,598 Kilroy Realty Corporation 1,021,860
7,011 Life Storage, Inc. 928,887
8,609 Medical Properties Trust, Inc. 158,320
90,059 MGIC Investment Corporation 1,176,171
24,378 National Retail Properties, Inc. 1,068,732
134,345 National Storage Affiliates Trust 7,603,927
86,656 Necessity Retail REIT, Inc. 647,320
10,424 NetSTREIT Corporation 225,367
91,614 New Residential Investment
Corporation 952,786
12,984 NexPoint Residential Trust, Inc. 1,157,653
3,853 One Liberty Properties, Inc. 110,388
447 Orion Office REIT, Inc. 5,999
96,541 Pebblebrook Hotel Trust 2,357,531
845 PS Business Parks, Inc. 158,184
10,865 Public Storage, Inc. 4,036,347
15,110 Rayonier, Inc. REIT 652,752
974 RE/MAX Holdings, Inc. 22,850
4,478 Realty Income Corporation 310,594
63,835 Rexford Industrial Realty, Inc. 4,981,683
18,015 Sabra Health Care REIT, Inc. 210,415
4,720 SBA Communications Corporation 1,638,359
115,349 Service Properties Trust 936,634
11,888 Spirit Realty Capital, Inc. 516,534
26,577 UDR, Inc. 1,414,162
10,476 UMH Properties, Inc. 246,396
Total 64,256,475
Utilities (0.8%)
15,528 Alliant Energy Corporation 913,202
551 American States Water Company 43,342
6,762 Artesian Resources Corporation 314,433
3,159 Avista Corporation 128,161
19,277 CenterPoint Energy, Inc. 590,069
665 Consolidated Edison, Inc. 61,672
Shares Common Stock (26.7%) Value
Utilities (0.8%) - continued
5,980 Consolidated Water Company,
Ltd. $ 65,062
18,105 Constellation Energy Corporation 1,071,997
14,529 Duke Energy Corporation 1,600,515
19,939 Entergy Corporation 2,369,750
701 Essential Utilities, Inc. 31,377
34,219 Exelon Corporation 1,600,765
242,385 NiSource, Inc. 7,058,251
18,860 NorthWestern Corporation 1,069,173
6,598 Pinnacle West Capital Corporation 469,777
17,196 Portland General Electric
Company 813,887
45,661 Sempra Energy 7,367,859
21,716 Spire, Inc. 1,579,839
20,927 UGI Corporation 717,796
Total 27,866,927
Total Common Stock
(cost $891,170,543) 990,247,501
Principal
Amount Long-Term Fixed Income ( 11.7% ) Value
Asset-Backed Securities (0.5%)
510 Asset Backed Trust
$ 525,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
489,398
Access Group, Inc.
54,593
1.168%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
53,685
Ares XL CLO, Ltd.
525,000
3.844%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
509,253
Ares XXXIIR CLO, Ltd.
650,000
2.506%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
650,008
Assurant CLO I, Ltd.
350,000
2.763%,  (LIBOR 3M +
1.700%), 10/20/2034, Ser.
2017-1A, Class BR
b,h
344,765
Buttermilk Park CLO, Ltd.
1,150,000
2.444%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
1,144,176
CarVal CLO II, Ltd.
525,000
2.563%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
518,246
300,000
3.063%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
295,699
CMFT Net Lease Master Issuer,
LLC
344,449
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
304,856
Commonbond Student Loan Trust
47,964
1.168%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
47,574

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.7%) Value
Asset-Backed Securities (0.5%) - continued
Credit Suisse Mortgage Trust
$ 544,478
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
$ 498,715
Dewolf Park CLO, Ltd.
500,000
2.494%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,h
496,099
Dryden 36 Senior Loan Fund
450,000
3.094%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
443,641
FirstKey Homes Trust
1,100,000
4.493%,  5/17/2027, Ser.
2022-SFR1, Class B
h
1,091,429
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
555,291
Galaxy XIX CLO, Ltd.
400,000
3.034%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
388,932
Goldentree Loan Management,
Ltd.
500,000
2.463%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,h
496,481
Harley Marine Financing, LLC
1,315,459
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,311,647
Home Partners of America Trust
642,728
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
586,525
521,696
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
449,097
Home RE, Ltd.
550,000
3.125%,  (SOFR30A +
2.850%), 10/25/2034, Ser.
2022-1, Class M1A
b,h
549,995
Laurel Road Prime Student Loan
Trust
173,754
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
171,411
Longfellow Place CLO, Ltd.
1,000,000
2.794%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
997,984
250,000
3.344%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
246,959
Madison Park Funding XIV, Ltd.
525,000
2.536%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
520,805
Mello Mortgage Capital
Acceptance
624,963
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
547,257
Mercury Financial Credit Card
Master Trust
625,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
596,995
Principal
Amount Long-Term Fixed Income (11.7%) Value
Asset-Backed Securities (0.5%) - continued
National Collegiate Trust
$ 189,513
0.963%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
$ 185,632
OCP CLO, Ltd.
450,000
3.044%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
439,483
Octagon Investment Partners XVI,
Ltd.
100,000
2.444%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
99,384
OZLM IX, Ltd.
325,000
2.613%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
321,870
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
270,608
ROC Securities Trust Series
550,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
521,877
SLM Student Loan Trust
157,861
1.068%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
154,195
Sound Point CLO XIV, Ltd.
650,000
3.234%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
646,079
Sound Point CLO XV, Ltd.
650,000
3.234%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,h
640,000
Sound Point CLO XXI, Ltd.
375,000
2.664%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
371,180
Stratus CLO, Ltd.
450,000
2.813%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
439,543
Toorak Mortgage Corporation, Ltd.
500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
470,069
TRK Trust
501,325
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
467,010
Upstart Securitization Trust
89,070
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
88,806
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
238,708
Wind River CLO, Ltd.
375,000
2.663%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
372,159

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.7%) Value
Asset-Backed Securities (0.5%) - continued
$ 325,000
3.063%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
$ 319,249
Total 20,352,775
Basic Materials (0.1%)
Alcoa Nederland Holding BV
120,000 5.500%,  12/15/2027
h
119,400
Anglo American Capital plc
200,000 3.875%,  3/16/2029
h
189,569
Chemours Company
85,000 5.750%,  11/15/2028
h
79,687
Cleveland-Cliffs, Inc.
110,000 5.875%,  6/1/2027 109,450
40,000 4.625%,  3/1/2029
h
37,492
40,000 4.875%,  3/1/2031
h
37,000
Consolidated Energy Finance SA
138,000 5.625%,  10/15/2028
h
127,650
DowDuPont, Inc.
100,000 4.493%,  11/15/2025 101,754
EverArc Escrow Sarl
49,000 5.000%,  10/30/2029
h
42,964
First Quantum Minerals, Ltd.
172,000 6.875%,  10/15/2027
h
172,860
Freeport-McMoRan, Inc.
90,000 4.125%,  3/1/2028 87,025
430,000 4.625%,  8/1/2030 415,371
Glencore Funding, LLC
133,000 3.375%,  9/23/2051
h
98,353
222,000 4.000%,  3/27/2027
h
217,547
Hecla Mining Company
60,000 7.250%,  2/15/2028 60,600
Hudbay Minerals, Inc.
80,000 4.500%,  4/1/2026
h
73,964
Ingevity Corporation
120,000 3.875%,  11/1/2028
h
107,400
International Flavors and
Fragrances, Inc.
285,000 3.468%,  12/1/2050
h
220,442
Kinross Gold Corporation
168,000 5.950%,  3/15/2024 174,029
Mauser Packaging Solutions
Holding Company
100,000 5.500%,  4/15/2024
h
97,625
80,000 7.250%,  4/15/2025
h
75,800
Mercer International, Inc.
70,000 5.125%,  2/1/2029 65,024
Methanex Corporation
92,000 4.250%,  12/1/2024 90,545
Mosaic Company
175,000 4.050%,  11/15/2027 173,546
Novelis Corporation
55,000 3.250%,  11/15/2026
h
50,185
40,000 4.750%,  1/30/2030
h
36,789
55,000 3.875%,  8/15/2031
h
47,163
OCI NV
64,000 4.625%,  10/15/2025
h
64,240
Olin Corporation
130,000 5.125%,  9/15/2027 128,791
10,000 5.625%,  8/1/2029 9,847
Principal
Amount Long-Term Fixed Income (11.7%) Value
Basic Materials (0.1%) - continued
SCIL USA Holdings, LLC
$ 75,000 5.375%,  11/1/2026
h
$ 68,438
SPCM SA
89,000 3.375%,  3/15/2030
h
75,428
SunCoke Energy, Inc.
86,000 4.875%,  6/30/2029
h
77,103
Syngenta Finance NV
200,000 5.182%,  4/24/2028
h
200,486
Taseko Mines, Ltd.
71,000 7.000%,  2/15/2026
h
70,468
Teck Resources, Ltd.
225,000 6.125%,  10/1/2035 248,805
Unifrax Escrow Issuer Corporation
74,000 5.250%,  9/30/2028
h
65,227
United States Steel Corporation
134,000 6.875%,  3/1/2029
f
136,322
Total 4,254,389
Capital Goods (0.2%)
AECOM
185,000 5.125%,  3/15/2027 182,919
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
h
148,875
10,000 4.625%,  5/15/2030
h
9,200
ARD Finance SA
31,000 6.500%,  6/30/2027
h
26,040
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
138,000 5.250%,  8/15/2027
h
118,507
Boeing Company
290,000 5.930%,  5/1/2060 287,141
250,000 5.040%,  5/1/2027 252,758
400,000 5.705%,  5/1/2040 399,642
Bombardier, Inc.
101,000 7.125%,  6/15/2026
h
92,920
80,000 7.875%,  4/15/2027
h
74,526
75,000 6.000%,  2/15/2028
h
64,875
Brand Industrial Services, Inc.
60,000 8.500%,  7/15/2025
h
53,550
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
h
78,625
Carrier Global Corporation
176,000 3.577%,  4/5/2050 141,177
125,000 2.700%,  2/15/2031 108,887
Clydesdale Acquisition Holdings,
Inc.
13,000 6.625%,  4/15/2029
h
12,967
26,000 8.750%,  4/15/2030
h
23,762
CNH Industrial NV
125,000 3.850%,  11/15/2027 121,509
Cornerstone Building Brands, Inc.
100,000 6.125%,  1/15/2029
h
83,205
Covanta Holding Corporation
97,000 5.000%,  9/1/2030 87,542
Covert Mergeco, Inc.
54,000 4.875%,  12/1/2029
h
49,129
CP Atlas Buyer, Inc.
70,000 7.000%,  12/1/2028
h
58,450
Crown Cork & Seal Company, Inc.
70,000 7.375%,  12/15/2026 74,375

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.7%) Value
Capital Goods (0.2%) - continued
GFL Environmental, Inc.
$ 63,000 4.000%,  8/1/2028
h
$ 55,440
145,000 3.500%,  9/1/2028
h
129,050
H&E Equipment Services, Inc.
142,000 3.875%,  12/15/2028
h
123,688
Howard Midstream Energy
Partners, LLC
97,000 6.750%,  1/15/2027
h
93,980
Howmet Aerospace, Inc.
158,000 3.000%,  1/15/2029 137,879
199,000 5.950%,  2/1/2037 201,101
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 197,260
JELD-WEN, Inc.
140,000 6.250%,  5/15/2025
h
142,975
30,000 4.625%,  12/15/2025
h
28,275
10,000 4.875%,  12/15/2027
h
9,068
Lockheed Martin Corporation
168,000 4.500%,  5/15/2036 173,315
46,000 6.150%,  9/1/2036 53,832
Meritor, Inc.
100,000 4.500%,  12/15/2028
h
99,875
MIWD Holdco II, LLC
100,000 5.500%,  2/1/2030
h
86,500
Nesco Holdings II, Inc.
50,000 5.500%,  4/15/2029
h
47,117
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
h
97,802
Northrop Grumman Corporation
320,000 3.850%,  4/15/2045 286,395
OI European Group BV
87,000 4.750%,  2/15/2030
h
76,560
Owens-Brockway Glass Container,
Inc.
70,000 5.875%,  8/15/2023
h
70,976
Pactiv Evergreen Group
65,000 4.375%,  10/15/2028
h
57,363
PGT Innovations, Inc.
91,000 4.375%,  10/1/2029
h
79,846
Raytheon Technologies
Corporation
101,000 4.125%,  11/16/2028 101,070
225,000 4.450%,  11/16/2038 224,517
200,000 3.750%,  11/1/2046 176,883
Republic Services, Inc.
130,000 2.900%,  7/1/2026 125,212
Roper Technologies, Inc.
116,000 4.200%,  9/15/2028 116,451
225,000 1.750%,  2/15/2031 181,680
SRM Escrow Issuer, LLC
125,000 6.000%,  11/1/2028
h
120,000
Standard Industries, Inc.
75,000 4.375%,  7/15/2030
h
62,539
Textron, Inc.
200,000 3.375%,  3/1/2028 189,922
Titan Acquisition, Ltd.
60,000 7.750%,  4/15/2026
h
57,900
TransDigm, Inc.
75,000 6.250%,  3/15/2026
h
74,625
Principal
Amount Long-Term Fixed Income (11.7%) Value
Capital Goods (0.2%) - continued
$ 245,000 5.500%,  11/15/2027 $ 224,663
United Rentals North America, Inc.
110,000 4.875%,  1/15/2028 107,037
110,000 4.000%,  7/15/2030 98,450
Victors Merger Corporation
54,000 6.375%,  5/15/2029
h
32,400
Waste Pro USA, Inc.
65,000 5.500%,  2/15/2026
h
57,824
WESCO Distribution, Inc.
110,000 7.250%,  6/15/2028
h
113,575
Total 6,863,626
Collateralized Mortgage Obligations (0.7%)
Banc of America Alternative Loan
Trust
14,208
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 13,175
Bellemeade Re, Ltd.
444,361
2.039%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
443,794
BRAVO Residential Funding Trust
109,982
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
h
109,611
Business Jet Securities, LLC
332,785
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
317,487
CHL Mortgage Pass-Through Trust
869,560
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 561,725
CIM Trust
348,909
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
349,019
Citicorp Mortgage Securities, Inc.
294,246
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 273,855
Citigroup Mortgage Loan Trust,
Inc.
2,117
2.425%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
2,091
COLT Mortgage Loan Trust
657,100
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
622,716
Countrywide Alternative Loan Trust
61,317
2.736%,  10/25/2035, Ser.
2005-43, Class 4A1
b
56,131
300,032
7.000%,  10/25/2037, Ser.
2007-24, Class A10 142,413
Countrywide Home Loan
Mortgage Pass Through Trust
33,824
2.485%,  11/25/2035, Ser.
2005-22, Class 2A1
b
31,548
Countrywide Home Loans, Inc.
80,810
5.750%,  4/25/2037, Ser.
2007-3, Class A27 48,608
Credit Suisse Mortgage Trust
325,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
312,126
500,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
482,609
314,393
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
295,521

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.7%) Value
Collateralized Mortgage Obligations (0.7%) -
continued
$ 1,214,522
3.418%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
$ 1,194,388
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
33,218
6.000%,  5/25/2022, Ser.
2006-AR5, Class 23A 27,293
Federal Home Loan Mortgage
Corporation - REMIC
76,681
4.000%,  7/15/2031, Ser.
4104, Class KI
j
1,842
132,785
3.000%,  2/15/2033, Ser.
4170, Class IG
j
13,444
403,857
3.000%,  3/15/2033, Ser.
4180, Class PI
j
47,296
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 521,861
Federal Home Loan Mortgage
Corporation WI Multifamily
Certificates
850,000
2.450%,  7/25/2032, Ser.
K144, Class A2 774,550
1,000,000
2.580%,  7/25/2032, Ser.
K145, Class A2
h
921,530
1,450,000
2.920%,  7/25/2032, Ser.
K146, Class A2 1,377,123
Federal National Mortgage
Association - REMIC
641,105
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
32,631
Flagstar Mortgage Trust
366,901
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
342,449
Foundation Finance Trust
362,054
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
338,084
FWD Securitization Trust
406,651
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
404,866
GCAT Trust
563,169
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
536,166
GS Mortgage-Backed Securities
Trust
690,079
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
631,108
59,290
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
59,289
GSAA Home Equity Trust
959,251
4.541%,  8/25/2034, Ser.
2004-10, Class M2
i
919,014
J.P. Morgan Mortgage Trust
618,849
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
541,347
474,778
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
419,392
LHOME Mortgage Trust
250,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
238,358
525,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
504,441
Principal
Amount Long-Term Fixed Income (11.7%) Value
Collateralized Mortgage Obligations (0.7%) -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 79,638
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 42,695
New Residential Mortgage Loan
Trust
1,257,076
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
1,105,427
New York Mortgage Trust
600,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
573,101
415,036
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
406,306
Oaktown Re VII, Ltd.
350,000
1.889%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
345,971
Oaktown Re, Ltd.
549,477
1.939%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
548,706
Onslow Bay Financial, LLC
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
333,731
Palisades Mortgage Loan Trust
875,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
835,176
Preston Ridge Partners Mortgage
Trust, LLC
453,360
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
433,053
Pretium Mortgage Credit Partners,
LLC
289,105
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
276,635
Residential Accredit Loans, Inc.
Trust
140,447
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 127,605
Residential Funding Mortgage
Security I Trust
20,931
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 18,389
Sequoia Mortgage Trust
108,386
2.837%,  9/20/2046, Ser.
2007-1, Class 4A1
b
81,180
Starwood Mortgage Residential
Trust
6,211
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,h
6,203
Toorak Mortgage Corporation, Ltd.
808,775
3.721%,  9/25/2022, Ser.
2019-2, Class A1 796,154
363,420
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
360,462
Tricon Residential Trust
425,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
385,051
Vericrest Opportunity Loan
Transferee
359,691
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
346,551

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.7%) Value
Collateralized Mortgage Obligations (0.7%) -
continued
$ 450,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
$ 430,006
525,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
503,203
366,322
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
354,630
325,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
309,583
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
284,430
237,920
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
226,045
250,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
234,324
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
234,610
Verus Securitization Trust
273,243
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
254,265
ZH Trust
222,275
2.253%,  2/18/2027, Ser.
2021-1, Class A
h
217,391
385,678
2.349%,  10/17/2027, Ser.
2021-2, Class A
h
378,314
Total 24,358,098
Commercial Mortgage-Backed Securities (0.2%)
AMSR Trust
650,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
568,336
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
433,942
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
315,292
BANK 2021-BNK36
625,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 553,148
BANK 2022-BNK39
2,749,018
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
90,478
650,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 593,321
BANK 2022-BNK40
700,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
671,524
Barclays Commercial Mortgage
Securities, LLC
500,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
484,836
BBCMS Mortgage Trust
1,347,623
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
67,666
375,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
344,274
500,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 449,388
3,579,117
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
399,502
BBCMS Trust
750,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 666,019
Principal
Amount Long-Term Fixed Income (11.7%) Value
Commercial Mortgage-Backed Securities (0.2%)
- continued
Benchmark Mortgage Trust
$ 1,000,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 $ 892,876
BFLD Trust
200,000
2.254%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
197,075
BINOM Securitization Trust
343,356
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
320,314
GS Mortgage Securities Trust
680,531
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 678,247
800,000
3.470%,  11/10/2048, Ser.
2015-GS1, Class A2 783,130
Morgan Stanley Capital I Trust
3,733,322
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
435,775
Total 8,945,143
Communications Services (0.3%)
Altice France SA
45,000 5.500%,  1/15/2028
h
39,656
85,000 5.125%,  7/15/2029
h
71,958
50,000 5.500%,  10/15/2029
h
42,500
American Tower Corporation
80,000 3.375%,  10/15/2026 76,832
290,000 2.900%,  1/15/2030 254,060
AT&T, Inc.
169,000 3.500%,  9/15/2053 132,311
250,000 2.300%,  6/1/2027 229,891
350,000 4.350%,  3/1/2029 353,340
518,000 5.250%,  3/1/2037 549,338
180,000 4.900%,  8/15/2037 181,819
125,000 5.550%,  8/15/2041 134,298
CCO Holdings, LLC
138,000 5.500%,  5/1/2026
h
138,345
120,000 5.125%,  5/1/2027
h
116,974
125,000 4.750%,  3/1/2030
h
111,719
40,000 4.500%,  8/15/2030
h
34,900
110,000 4.750%,  2/1/2032
h
94,526
86,000 4.250%,  1/15/2034
h
68,370
Charter Communications
Operating, LLC
250,000 4.200%,  3/15/2028 241,560
400,000 3.500%,  6/1/2041 292,298
120,000 6.484%,  10/23/2045 120,948
Clear Channel Worldwide
Holdings, Inc.
164,000 7.750%,  4/15/2028
h
154,570
Comcast Corporation
212,000 2.987%,  11/1/2063
h
149,623
200,000 4.250%,  10/15/2030 200,743
180,000 4.400%,  8/15/2035 178,739
243,000 4.750%,  3/1/2044 240,858
150,000 4.600%,  8/15/2045 148,326
Consolidated Communications,
Inc.
81,000 5.000%,  10/1/2028
h
66,193
Cox Communications, Inc.
250,000 3.350%,  9/15/2026
h
242,662

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.7%) Value
Communications Services (0.3%) - continued
CSC Holdings, LLC
$ 30,000 5.375%,  2/1/2028
h
$ 27,544
117,000 6.500%,  2/1/2029
h
111,150
191,000 4.125%,  12/1/2030
h
157,575
Cumulus Media New Holdings,
Inc.
120,000 6.750%,  7/1/2026
f,h
119,400
DIRECTV Holdings, LLC
118,000 5.875%,  8/15/2027
h
111,067
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 233,720
DISH DBS Corporation
29,000 5.250%,  12/1/2026
h
26,626
34,000 7.375%,  7/1/2028 29,729
57,000 5.750%,  12/1/2028
h
50,985
Entercom Media Corporation
181,000 6.500%,  5/1/2027
h
155,660
Frontier Communications
Holdings, LLC
91,000 5.875%,  10/15/2027
h
87,132
GCI, LLC
85,000 4.750%,  10/15/2028
h
78,837
Gray Escrow II, Inc.
170,000 5.375%,  11/15/2031
h
146,533
Gray Television, Inc.
135,000 4.750%,  10/15/2030
h
117,450
Hughes Satellite Systems
Corporation
70,000 6.625%,  8/1/2026 69,650
iHeartCommunications, Inc.
120,000 4.750%,  1/15/2028
h
108,750
Iliad Holding SASU
89,000 6.500%,  10/15/2026
h
85,548
LCPR Senior Secured Financing
DAC
63,000 6.750%,  10/15/2027
h
62,608
Level 3 Financing, Inc.
130,000 4.625%,  9/15/2027
h
116,838
85,000 4.250%,  7/1/2028
h
71,825
Lions Gate Capital Holdings, LLC
113,000 5.500%,  4/15/2029
h
100,173
Magallanes, Inc.
233,000 5.141%,  3/15/2052
h
207,727
199,000 4.054%,  3/15/2029
h
190,019
199,000 5.050%,  3/15/2042
h
181,295
NBN Company, Ltd.
200,000 2.625%,  5/5/2031
h
173,898
Netflix, Inc.
105,000 5.875%,  11/15/2028 108,150
169,000 5.375%,  11/15/2029
h
169,169
180,000 4.875%,  6/15/2030
h
175,502
Nexstar Escrow Corporation
100,000 5.625%,  7/15/2027
h
97,313
Omnicom Group, Inc.
85,000 3.600%,  4/15/2026 84,061
135,000 4.200%,  6/1/2030 132,722
Radiate Holdco, LLC
80,000 6.500%,  9/15/2028
h
70,400
Scripps Escrow II, Inc.
65,000 5.375%,  1/15/2031
h
57,858
Principal
Amount Long-Term Fixed Income (11.7%) Value
Communications Services (0.3%) - continued
Scripps Escrow, Inc.
$ 55,000 5.875%,  7/15/2027
h
$ 52,525
Sinclair Television Group, Inc.
110,000 5.500%,  3/1/2030
h
89,944
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
h
106,150
55,000 4.000%,  7/15/2028
h
49,706
95,000 4.125%,  7/1/2030
h
83,419
Sprint Capital Corporation
58,000 6.875%,  11/15/2028 63,660
135,000 8.750%,  3/15/2032 171,561
Sprint Corporation
245,000 7.625%,  2/15/2025 260,619
TEGNA, Inc.
93,000 4.625%,  3/15/2028 89,485
Telesat Canada
40,000 4.875%,  6/1/2027
h
27,200
25,000 6.500%,  10/15/2027
h
10,684
Terrier Media Buyer, Inc.
50,000 8.875%,  12/15/2027
h
48,870
T-Mobile USA, Inc.
275,000 2.550%,  2/15/2031 233,570
135,000 2.875%,  2/15/2031 114,595
530,000 3.500%,  4/15/2031 469,755
200,000 4.375%,  4/15/2040 184,201
United States Cellular Corporation
80,000 6.700%,  12/15/2033 82,638
Uniti Group, LP
30,000 4.750%,  4/15/2028
h
26,775
VeriSign, Inc.
110,000 4.750%,  7/15/2027 110,506
Verizon Communications, Inc.
425,000 2.650%,  11/20/2040 321,559
VTR Finance NV
95,000 6.375%,  7/15/2028
h
86,688
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
h
115,630
Walt Disney Company
266,000 3.600%,  1/13/2051 229,604
Zayo Group Holdings, Inc.
81,000 4.000%,  3/1/2027
h
70,470
Total 11,484,085
Consumer Cyclical (0.4%)
1011778 B.C., ULC
120,000 4.375%,  1/15/2028
h
109,500
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
73,000 10.500%,  2/15/2028
h
65,882
Allied Universal Holdco, LLC
40,000 6.625%,  7/15/2026
h
38,658
130,000 4.625%,  6/1/2028
h
115,050
65,000 6.000%,  6/1/2029
h
53,787
Allison Transmission, Inc.
110,000 3.750%,  1/30/2031
h
95,150
Amazon.com, Inc.
550,000 3.100%,  5/12/2051 452,768
230,000 3.875%,  8/22/2037 223,900
138,000 4.050%,  8/22/2047 134,440

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.7%) Value
Consumer Cyclical (0.4%) - continued
American Axle & Manufacturing,
Inc.
$ 200,000 6.500%,  4/1/2027
f
$ 186,375
Arko Corporation
58,000 5.125%,  11/15/2029
h
51,330
Ashton Woods USA, LLC
80,000 4.625%,  8/1/2029
h
67,316
BellRing Brands, Inc.
106,000 7.000%,  3/15/2030
h
103,615
Boyd Gaming Corporation
85,000 4.750%,  6/15/2031
h
76,865
Boyne USA, Inc.
65,000 4.750%,  5/15/2029
h
60,287
Brookfield Property REIT, Inc.
53,000 5.750%,  5/15/2026
h
51,311
Brookfield Residential Properties,
Inc.
85,000 6.250%,  9/15/2027
h
79,747
95,000 5.000%,  6/15/2029
h
84,022
Caesars Entertainment, Inc.
122,000 6.250%,  7/1/2025
h
123,326
40,000 8.125%,  7/1/2027
h
41,800
91,000 4.625%,  10/15/2029
h
78,032
Carnival Corporation
57,000 10.500%,  2/1/2026
h
62,700
178,000 7.625%,  3/1/2026
h
174,217
120,000 5.750%,  3/1/2027
h
108,662
22,000 6.000%,  5/1/2029
h
19,745
Cedar Fair, LP
42,000 5.375%,  4/15/2027 40,842
159,000 5.250%,  7/15/2029 150,454
Cengage Learning, Inc.
160,000 9.500%,  6/15/2024
h
156,800
Churchill Downs, Inc.
85,000 4.750%,  1/15/2028
h
79,584
Cinemark USA, Inc.
107,000 5.875%,  3/15/2026
h
99,777
Clarios Global, LP
65,000 8.500%,  5/15/2027
h
64,960
Cushman & Wakefield US
Borrower, LLC
48,000 6.750%,  5/15/2028
h
48,961
D.R. Horton, Inc.
300,000 2.600%,  10/15/2025 287,207
Daimler Trucks Finance North
America, LLC
249,000 2.000%,  12/14/2026
h
227,568
Dana, Inc.
80,000 5.625%,  6/15/2028 76,300
Empire Communities Corporation
80,000 7.000%,  12/15/2025
h
75,800
Expedia Group, Inc.
540,000 3.250%,  2/15/2030 481,697
Ford Motor Company
48,000 3.250%,  2/12/2032 39,010
Ford Motor Credit Company, LLC
105,000 4.063%,  11/1/2024 102,707
200,000 2.300%,  2/10/2025 185,740
210,000 4.134%,  8/4/2025 201,600
145,000 2.700%,  8/10/2026 129,265
Principal
Amount Long-Term Fixed Income (11.7%) Value
Consumer Cyclical (0.4%) - continued
Forestar Group, Inc.
$ 85,000 3.850%,  5/15/2026
h
$ 76,500
Gap, Inc.
42,000 3.625%,  10/1/2029
h
34,163
General Motors Company
150,000 6.125%,  10/1/2025 158,341
250,000 6.800%,  10/1/2027 268,796
377,000 5.000%,  4/1/2035 356,783
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 160,257
GLP Capital, LP
298,000 5.750%,  6/1/2028 312,480
Goodyear Tire & Rubber Company
50,000 5.000%,  7/15/2029 44,585
35,000 5.250%,  7/15/2031 30,187
Guitar Center Escrow Issuer II, Inc.
42,000 8.500%,  1/15/2026
h
42,092
Hanesbrands, Inc.
72,000 4.875%,  5/15/2026
h
70,380
Herc Holdings, Inc.
70,000 5.500%,  7/15/2027
h
68,579
Hilton Domestic Operating
Company, Inc.
145,000 4.875%,  1/15/2030 139,882
Hilton Grand Vacations Borrower
Escrow, LLC
100,000 5.000%,  6/1/2029
h
90,250
Home Depot, Inc.
215,000 5.400%,  9/15/2040 239,324
126,000 4.250%,  4/1/2046 121,955
205,000 3.900%,  6/15/2047 189,191
Hyundai Capital America
300,000 1.800%,  1/10/2028
h
258,474
International Game Technology plc
90,000 5.250%,  1/15/2029
h
85,353
Jacobs Entertainment, Inc.
53,000 6.750%,  2/15/2029
h
51,924
KB Home
120,000 4.800%,  11/15/2029 109,386
Kohl's Corporation
260,000 3.375%,  5/1/2031 246,300
225,000 5.550%,  7/17/2045 217,662
L Brands, Inc.
120,000 6.625%,  10/1/2030
h
119,353
40,000 6.875%,  11/1/2035 39,080
Lennar Corporation
300,000 4.750%,  5/30/2025 305,582
Lowe's Companies, Inc.
390,000 2.625%,  4/1/2031 341,842
Macy's Retail Holdings, LLC
75,000 5.875%,  4/1/2029
h
71,147
232,000 6.125%,  3/15/2032
h
214,600
Magic MergerCo, Inc.
64,000 5.250%,  5/1/2028
h
55,003
Marriott International, Inc.
25,000 5.750%,  5/1/2025 26,202
360,000 4.625%,  6/15/2030 354,972
Mastercard, Inc.
170,000 3.950%,  2/26/2048 163,691

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.7%) Value
Consumer Cyclical (0.4%) - continued
Mattamy Group Corporation
$ 74,000 5.250%,  12/15/2027
h
$ 69,190
McDonald's Corporation
225,000 4.450%,  3/1/2047 216,394
MDC Holdings, Inc.
475,000 2.500%,  1/15/2031 381,389
MGM Resorts International
155,000 6.000%,  3/15/2023 156,744
20,000 5.750%,  6/15/2025 19,869
NCL Corporation, Ltd.
121,000 3.625%,  12/15/2024
h
112,530
40,000 5.875%,  2/15/2027
h
38,130
Nissan Motor Acceptance
Company, LLC
380,000 1.125%,  9/16/2024
h
353,144
Penn National Gaming, Inc.
100,000 4.125%,  7/1/2029
h
84,375
PetSmart, Inc./PetSmart Finance
Corporation
105,000 4.750%,  2/15/2028
h
97,650
50,000 7.750%,  2/15/2029
h
49,750
Real Hero Merger Sub 2, Inc.
50,000 6.250%,  2/1/2029
h
40,553
Realogy Group, LLC
90,000 5.750%,  1/15/2029
h
75,444
Rite Aid Corporation
47,000 7.500%,  7/1/2025
h
40,239
Royal Caribbean Cruises, Ltd.
148,000 9.125%,  6/15/2023
h
152,786
105,000 4.250%,  7/1/2026
h
95,045
28,000 5.375%,  7/15/2027
h
25,730
70,000 5.500%,  4/1/2028
h
63,875
Scientific Games International, Inc.
90,000 7.250%,  11/15/2029
h
94,473
41,000 6.625%,  3/1/2030
h
38,950
SeaWorld Parks and
Entertainment, Inc.
39,000 5.250%,  8/15/2029
h
35,487
Six Flags Theme Parks, Inc.
60,000 7.000%,  7/1/2025
h
62,325
Staples, Inc.
75,000 7.500%,  4/15/2026
h
71,625
67,000 10.750%,  4/15/2027
h
59,362
Station Casinos, LLC
62,000 4.625%,  12/1/2031
h
51,959
Target Corporation
325,000 2.250%,  4/15/2025 315,527
Tenneco, Inc.
95,000 5.000%,  7/15/2026 91,081
Toll Brothers Finance Corporation
360,000 3.800%,  11/1/2029
f
326,749
Travel + Leisure Company
70,000 6.625%,  7/31/2026
h
71,665
Uber Technologies, Inc.
50,000 6.250%,  1/15/2028
f,h
49,500
Wabash National Corporation
92,000 4.500%,  10/15/2028
h
77,004
Wyndham Hotels & Resorts, Inc.
45,000 4.375%,  8/15/2028
h
41,942
Principal
Amount Long-Term Fixed Income (11.7%) Value
Consumer Cyclical (0.4%) - continued
Yum! Brands, Inc.
$ 100,000 4.750%,  1/15/2030
h
$ 95,125
ZF North America Capital, Inc.
100,000 4.750%,  4/29/2025
h
97,747
Total 13,824,431
Consumer Non-Cyclical (0.4%)
Abbott Laboratories
306,000 4.750%,  11/30/2036 330,985
AbbVie, Inc.
100,000 2.950%,  11/21/2026 95,760
100,000 4.500%,  5/14/2035 98,797
400,000 4.300%,  5/14/2036 386,728
140,000 4.850%,  6/15/2044 139,776
275,000 4.875%,  11/14/2048 275,456
Albertson's Companies, Inc.
118,000 3.500%,  3/15/2029
h
99,403
Altria Group, Inc.
68,000 5.800%,  2/14/2039 67,349
Amgen, Inc.
150,000 4.200%,  2/22/2052 135,039
Anheuser-Busch Companies, LLC
285,000 4.700%,  2/1/2036 282,055
Anheuser-Busch InBev Worldwide,
Inc.
550,000 4.750%,  4/15/2058 517,025
290,000 4.375%,  4/15/2038 277,007
Anthem, Inc.
110,000 3.125%,  5/15/2050 85,379
230,000 4.625%,  5/15/2042 225,839
Archer-Daniels-Midland Company
340,000 2.700%,  9/15/2051 265,002
AstraZeneca plc
360,000 3.000%,  5/28/2051
f
295,505
Bausch Health Companies, Inc.
279,000 5.000%,  1/30/2028
h
205,810
174,000 5.000%,  2/15/2029
h
122,366
Becton, Dickinson and Company
225,000 3.794%,  5/20/2050 194,170
225,000 3.700%,  6/6/2027 221,147
Bristol-Myers Squibb Company
133,000 3.550%,  3/15/2042 118,796
Bunge, Ltd. Finance Corporation
362,000 2.750%,  5/14/2031 312,820
Cargill, Inc.
165,000 3.125%,  5/25/2051
h
133,315
Centene Corporation
95,000 4.250%,  12/15/2027 92,150
50,000 4.625%,  12/15/2029 48,426
170,000 3.000%,  10/15/2030 147,900
340,000 2.625%,  8/1/2031 282,441
Central Garden & Pet Company
100,000 4.125%,  10/15/2030 86,443
Community Health Systems, Inc.
45,000 5.625%,  3/15/2027
h
42,896
23,000 8.000%,  12/15/2027
h
23,827
90,000 6.000%,  1/15/2029
h
85,067
149,000 6.875%,  4/15/2029
h
130,676
Constellation Brands, Inc.
210,000 3.600%,  2/15/2028 202,202

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.7%) Value
Consumer Non-Cyclical (0.4%) - continued
$ 180,000 2.875%,  5/1/2030 $ 160,052
Coty, Inc.
64,000 5.000%,  4/15/2026
h
60,790
CVS Health Corporation
250,000 4.875%,  7/20/2035 254,523
Danaher Corporation
154,000 2.800%,  12/10/2051 113,871
DaVita, Inc.
119,000 4.625%,  6/1/2030
h
103,530
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
h
58,050
Eli Lilly and Company
254,000 2.500%,  9/15/2060 176,426
Embecta Corporation
31,000 6.750%,  2/15/2030
h
30,070
Encompass Health Corporation
135,000 4.500%,  2/1/2028 124,812
Endo Finance, LLC
35,000 9.500%,  7/31/2027
f,h
27,618
Energizer Holdings, Inc.
85,000 4.750%,  6/15/2028
h
74,734
H. J. Heinz Company
40,000 5.200%,  7/15/2045 39,126
HCA, Inc.
280,000 5.375%,  2/1/2025 288,050
496,000 3.500%,  9/1/2030 444,332
HFC Prestige Products, Inc.
118,000 4.750%,  1/15/2029
h
105,020
HLF Financing SARL, LLC
150,000 4.875%,  6/1/2029
h
120,738
Humana, Inc.
135,000 2.150%,  2/3/2032 111,119
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
h
256,619
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
200,000 4.375%,  2/2/2052
h
162,337
142,000 5.500%,  1/15/2030
h
140,225
243,000 3.000%,  5/15/2032
h
202,509
Kimberly-Clark Corporation
230,000 3.900%,  5/4/2047 216,054
Kraft Foods Group, Inc.
53,000 5.000%,  6/4/2042 50,981
Kraft Heinz Foods Company
150,000 3.875%,  5/15/2027 146,682
93,000 3.750%,  4/1/2030 88,346
90,000 4.375%,  6/1/2046 78,852
Mattel, Inc.
105,000 3.375%,  4/1/2026
h
102,112
166,000 5.450%,  11/1/2041 166,622
Medtronic, Inc.
200,000 4.375%,  3/15/2035 205,948
Molina Healthcare, Inc.
110,000 4.375%,  6/15/2028
h
102,810
Mozart Debt Merger Sub, Inc.
74,000 3.875%,  4/1/2029
h
64,658
67,000 5.250%,  10/1/2029
h
58,290
Newell Brands, Inc.
230,000 4.450%,  4/1/2026 228,031
Principal
Amount Long-Term Fixed Income (11.7%) Value
Consumer Non-Cyclical (0.4%) - continued
Ortho-Clinical Diagnostics, Inc.
$ 50,000 7.250%,  2/1/2028
h
$ 50,500
Owens & Minor, Inc.
66,000 6.625%,  4/1/2030
h
64,607
Par Pharmaceutical, Inc.
85,000 7.500%,  4/1/2027
h
77,552
Pilgrim's Pride Corporation
76,000 3.500%,  3/1/2032
h
64,220
Post Holdings, Inc.
50,000 5.750%,  3/1/2027
h
49,313
44,000 5.625%,  1/15/2028
h
41,602
36,000 5.500%,  12/15/2029
h
32,760
77,000 4.500%,  9/15/2031
h
64,033
Prime Security Services Borrower,
LLC/Prime Finance Inc.
215,000 5.750%,  4/15/2026
h
206,131
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 253,554
Roche Holdings, Inc.
130,000 4.000%,  11/28/2044
h
123,071
Scotts Miracle-Gro Company
130,000 4.500%,  10/15/2029 114,075
SEG Holding, LLC
110,000 5.625%,  10/15/2028
h
107,347
Simmons Foods, Inc.
157,000 4.625%,  3/1/2029
h
141,672
Spectrum Brands, Inc.
70,000 5.000%,  10/1/2029
h
65,100
70,000 5.500%,  7/15/2030
h
65,142
Syneos Health, Inc.
90,000 3.625%,  1/15/2029
h
79,619
Sysco Corporation
250,000 6.600%,  4/1/2040 297,929
Teleflex, Inc.
230,000 4.625%,  11/15/2027 225,400
Tenet Healthcare Corporation
41,000 4.625%,  7/15/2024 40,888
65,000 6.250%,  2/1/2027
h
64,513
245,000 5.125%,  11/1/2027
h
237,886
65,000 6.125%,  10/1/2028
h
62,397
Teva Pharmaceutical Finance
Netherlands III BV
60,000 3.150%,  10/1/2026 51,451
Thermo Fisher Scientific, Inc.
225,000 2.000%,  10/15/2031 189,158
TreeHouse Foods, Inc.
125,000 4.000%,  9/1/2028 101,853
United Natural Foods, Inc.
46,000 6.750%,  10/15/2028
h
46,034
UnitedHealth Group, Inc.
455,000 4.625%,  7/15/2035 466,013
Valeant Pharmaceuticals
International, Inc.
37,000 8.500%,  1/31/2027
f,h
35,012
Zoetis, Inc.
288,000 4.700%,  2/1/2043 287,643
Total 14,297,969

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.7%) Value
Energy (0.3%)
Antero Resources Corporation
$ 90,000 5.375%,  3/1/2030
h
$ 87,938
Archrock Partners, LP/Archrock
Partners Finance Corporation
85,000 6.250%,  4/1/2028
h
82,450
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
53,000 6.625%,  7/15/2026
h
53,066
BP Capital Markets America, Inc.
436,000 2.939%,  6/4/2051 322,896
150,000 3.543%,  4/6/2027 147,603
Buckeye Partners, LP
105,000 3.950%,  12/1/2026 99,225
Callon Petroleum Company
75,000 8.250%,  7/15/2025 75,187
Canadian Natural Resources, Ltd.
140,000 2.050%,  7/15/2025 131,826
215,000 2.950%,  7/15/2030 192,579
Cenovus Energy, Inc.
60,000 5.375%,  7/15/2025 62,224
Cheniere Corpus Christi Holdings,
LLC
143,000 2.742%,  12/31/2039 116,385
Cheniere Energy Partners, LP
5,000 4.500%,  10/1/2029 4,787
52,000 3.250%,  1/31/2032
h
44,460
Cheniere Energy, Inc.
83,000 4.625%,  10/15/2028 80,302
Chesapeake Energy Corporation
85,000 6.750%,  4/15/2029
h
85,531
CNX Resources Corporation
80,000 6.000%,  1/15/2029
h
78,926
Comstock Resources, Inc.
65,000 5.875%,  1/15/2030
h
62,550
ConocoPhillips
230,000 6.500%,  2/1/2039 284,122
Continental Resources, Inc.
122,000 2.268%,  11/15/2026
h
111,451
262,000 5.750%,  1/15/2031
h
267,853
CrownRock Finance, Inc.
92,000 5.625%,  10/15/2025
h
92,000
Devon Energy Corporation
442,000 4.500%,  1/15/2030 431,795
DT Midstream, Inc.
85,000 4.125%,  6/15/2029
h
77,350
40,000 4.375%,  6/15/2031
h
35,835
Enbridge, Inc.
186,000 2.500%,  2/14/2025 180,182
Endeavor Energy Resources, LP
70,000 5.750%,  1/30/2028
h
70,181
Energy Transfer, LP
345,000 4.000%,  10/1/2027 333,768
90,000 4.900%,  3/15/2035 85,212
125,000 5.150%,  2/1/2043 113,818
255,000 6.000%,  6/15/2048 249,601
EnLink Midstream Partners, LP
100,000 4.850%,  7/15/2026 97,250
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 150,282
Principal
Amount Long-Term Fixed Income (11.7%) Value
Energy (0.3%) - continued
EQT Corporation
$ 199,000 6.625%,  2/1/2025 $ 207,117
40,000 3.125%,  5/15/2026
h
37,711
79,000 3.900%,  10/1/2027 75,640
Equinor ASA
265,000 3.000%,  4/6/2027 256,942
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 257,414
Ferrellgas, LP
65,000 5.375%,  4/1/2026
h
58,825
Genesis Energy, LP
70,000 6.500%,  10/1/2025 66,500
50,000 8.000%,  1/15/2027 49,037
Halliburton Company
175,000 4.850%,  11/15/2035 176,714
133,000 5.000%,  11/15/2045 127,814
Harvest Midstream, LP
152,000 7.500%,  9/1/2028
h
154,228
Hess Midstream Operations, LP
110,000 5.625%,  2/15/2026
h
110,000
46,000 5.500%,  10/15/2030
h
45,323
Hilcorp Energy I, LP/Hilcorp
Finance Company
140,000 5.750%,  2/1/2029
h
137,200
39,000 6.250%,  4/15/2032
h
37,998
Holly Energy Partners, LP/Holly
Energy Finance Corporation
90,000 6.375%,  4/15/2027
h
91,800
ITT Holdings, LLC
70,000 6.500%,  8/1/2029
h
61,950
Laredo Petroleum, Inc.
130,000 7.750%,  7/31/2029
h
127,400
Magellan Midstream Partners, LP
120,000 5.000%,  3/1/2026 124,421
Marathon Petroleum Corporation
59,000 6.500%,  3/1/2041 66,483
MPLX, LP
345,000 4.875%,  6/1/2025 351,885
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 49,625
Nabors Industries, Ltd.
100,000 7.250%,  1/15/2026
h
97,729
National Fuel Gas Company
325,000 5.500%,  1/15/2026 335,117
NuStar Logistics, LP
80,000 5.750%,  10/1/2025 79,600
Oasis Petroleum, Inc.
65,000 6.375%,  6/1/2026
h
65,316
Occidental Petroleum Corporation
55,000 8.500%,  7/15/2027 62,013
90,000 6.450%,  9/15/2036 97,650
Ovintiv Exploration, Inc.
180,000 5.625%,  7/1/2024 187,058
210,000 5.375%,  1/1/2026 217,657
PBF Holding Company, LLC
70,000 9.250%,  5/15/2025
h
72,568
Precision Drilling Corporation
65,000 6.875%,  1/15/2029
h
63,065
Range Resources Corporation
113,000 4.750%,  2/15/2030
h
107,787

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.7%) Value
Energy (0.3%) - continued
Sabine Pass Liquefaction, LLC
$ 425,000 4.500%,  5/15/2030 $ 421,698
Schlumberger Holdings
Corporation
155,000 4.000%,  12/21/2025
h
155,434
SM Energy Company
58,000 6.625%,  1/15/2027 57,703
65,000 6.500%,  7/15/2028 64,080
Southwestern Energy Company
85,000 5.375%,  2/1/2029 83,963
48,000 5.375%,  3/15/2030 47,393
46,000 4.750%,  2/1/2032 43,499
Sunoco, LP
140,000 5.875%,  3/15/2028 137,900
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
115,000 5.500%,  1/15/2028
h
107,198
Targa Resources Corporation
232,000 4.200%,  2/1/2033 219,882
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
h
84,575
Transocean Proteus, Ltd.
45,000 6.250%,  12/1/2024
h
44,213
Transocean, Inc.
85,000 11.500%,  1/30/2027
h
84,553
USA Compression Partners, LP
88,000 6.875%,  4/1/2026 86,240
Venture Global Calcasieu Pass,
LLC
79,000 3.875%,  8/15/2029
h
72,088
45,000 4.125%,  8/15/2031
h
40,838
W&T Offshore, Inc.
55,000 9.750%,  11/1/2023
h
54,626
Weatherford International, Ltd.
90,000 8.625%,  4/30/2030
h
89,087
Western Midstream Operating, LP
140,000 3.950%,  6/1/2025 135,034
70,000 5.500%,  8/15/2048 62,300
Williams Companies, Inc.
250,000 7.500%,  1/15/2031 295,306
Total 10,753,832
Financials (0.9%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
84,000 4.625%,  7/1/2022 84,269
265,000 3.500%,  1/15/2025 254,828
350,000 3.875%,  1/23/2028
f
321,254
160,000 3.400%,  10/29/2033 131,325
Air Lease Corporation
390,000 3.000%,  2/1/2030 339,329
107,000 2.875%,  1/15/2032 88,227
Aircastle, Ltd.
200,000 5.250%,  8/11/2025
h
199,501
220,000 2.850%,  1/26/2028
h
192,024
Alliant Holdings Intermediate, LLC
40,000 6.750%,  10/15/2027
h
37,825
Ally Financial, Inc.
350,000 5.750%,  11/20/2025 359,557
260,000 8.000%,  11/1/2031 309,300
Principal
Amount Long-Term Fixed Income (11.7%) Value
Financials (0.9%) - continued
Altice Financing SA
$ 60,000 5.750%,  8/15/2029
h
$ 50,551
American Express Company
150,000 3.375%,  5/3/2024 149,880
250,000 2.250%,  3/4/2025 241,100
American Finance Trust, Inc.
66,000 4.500%,  9/30/2028
h
56,195
American Homes 4 Rent, LP
380,000 2.375%,  7/15/2031 314,098
American International Group, Inc.
385,000 3.900%,  4/1/2026 383,147
AmWINS Group, Inc.
80,000 4.875%,  6/30/2029
h
73,226
Ares Capital Corporation
213,000 3.250%,  7/15/2025 202,815
275,000 3.875%,  1/15/2026 264,008
150,000 2.150%,  7/15/2026 133,046
Associated Banc-Corporation
75,000 4.250%,  1/15/2025 75,381
Australia and New Zealand
Banking Group, Ltd.
250,000 2.950%,  7/22/2030
b,h
237,414
Aviation Capital Group, LLC
380,000 5.500%,  12/15/2024
h
385,696
Avolon Holdings Funding, Ltd.
275,000 5.250%,  5/15/2024
h
277,042
25,000 4.250%,  4/15/2026
h
23,972
Banco Santander Mexico SA
275,000 5.375%,  4/17/2025
h
281,875
Banco Santander SA
200,000 4.175%,  3/24/2028
b
194,028
Bank of America Corporation
9,000 3.550%,  3/5/2024
b
9,006
140,000 4.000%,  1/22/2025 139,918
180,000 1.734%,  7/22/2027
b
161,529
285,000 3.824%,  1/20/2028
b
277,074
180,000 2.087%,  6/14/2029
b
156,302
125,000 3.974%,  2/7/2030
b
120,668
450,000 2.496%,  2/13/2031
b
385,931
270,000 2.592%,  4/29/2031
b
233,124
400,000 1.922%,  10/24/2031
b
325,246
200,000 2.972%,  2/4/2033
b
174,030
398,000 4.571%,  4/27/2033
b
396,230
265,000 3.846%,  3/8/2037
b
235,797
375,000 4.244%,  4/24/2038
b
355,624
Bank of Montreal
213,000 1.500%,  1/10/2025 202,036
Barclays plc
280,000 4.972%,  5/16/2029
b
281,021
Blackstone Private Credit Fund
213,000 2.700%,  1/15/2025
h
200,223
BNP Paribas SA
333,000 3.132%,  1/20/2033
b,h
285,628
BPCE SA
350,000 3.500%,  10/23/2027
h
330,282
Camden Property Trust
275,000 3.150%,  7/1/2029 260,011
Canpack SA/Canpack US LLC
120,000 3.125%,  11/1/2025
h
110,957
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 274,305

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.7%) Value
Financials (0.9%) - continued
$ 175,000 2.636%,  3/3/2026
b
$ 167,873
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
h
116,700
Charles Schwab Corporation
325,000 2.450%,  3/3/2027 305,852
Chobani, LLC
53,000 7.500%,  4/15/2025
h
49,689
96,000 4.625%,  11/15/2028
h
86,400
Chubb INA Holdings, Inc.
125,000 4.350%,  11/3/2045 122,743
Citigroup, Inc.
254,000 0.981%,  5/1/2025
b
239,493
335,000 4.400%,  6/10/2025 336,797
186,000 1.281%,  11/3/2025
b
173,936
168,000 3.200%,  10/21/2026 161,931
326,000 3.668%,  7/24/2028
b
313,540
126,000 4.125%,  7/25/2028 122,315
50,000 3.520%,  10/27/2028
b
47,565
198,000 4.650%,  7/23/2048 195,121
Coinbase Global, Inc.
40,000 3.375%,  10/1/2028
h
31,057
40,000 3.625%,  10/1/2031
h
29,549
Commerzbank AG
230,000 8.125%,  9/19/2023
h
239,384
Corebridge Financial, Inc.
265,000 4.400%,  4/5/2052
h
236,318
100,000 4.350%,  4/5/2042
h
90,432
Credit Acceptance Corporation
150,000 5.125%,  12/31/2024
*
148,202
Credit Agricole SA
238,000 6.875%,  9/23/2024
b,h,k
239,190
Credit Suisse Group AG
225,000 7.250%,  9/12/2025
b,h,k
219,420
350,000 2.193%,  6/5/2026
b,h
323,078
Danske Bank AS
200,000 3.773%,  3/28/2025
b,h
197,772
200,000 0.976%,  9/10/2025
b,h
185,784
Deutsche Bank AG
190,000 2.311%,  11/16/2027
b
168,009
300,000 3.729%,  1/14/2032
b
247,706
Discover Bank
290,000 4.682%,  8/9/2028
b
291,875
Drawbridge Special Opportunities
Fund, LP
120,000 3.875%,  2/15/2026
h
113,248
Duke Realty, LP
300,000 2.875%,  11/15/2029 274,968
EPR Properties
130,000 4.950%,  4/15/2028 124,986
190,000 3.600%,  11/15/2031 160,947
ERP Operating, LP
32,000 3.375%,  6/1/2025 31,837
First Horizon Bank
90,000 5.750%,  5/1/2030 96,559
First Horizon National Corporation
255,000 4.000%,  5/26/2025 254,427
First-Citizens Bank & Trust
Company
285,000 6.125%,  3/9/2028 305,234
Principal
Amount Long-Term Fixed Income (11.7%) Value
Financials (0.9%) - continued
Fortress Transportation and
Infrastructure Investors, LLC
$ 60,000 6.500%,  10/1/2025
h
$ 57,150
33,000 9.750%,  8/1/2027
h
33,669
60,000 5.500%,  5/1/2028
h
51,750
FS KKR Capital Corporation
212,000 1.650%,  10/12/2024 198,490
55,000 4.250%,  2/14/2025
h
52,837
250,000 3.400%,  1/15/2026 235,143
GE Capital International Funding
Company
372,000 4.418%,  11/15/2035 363,581
Genworth Mortgage Holdings, Inc.
50,000 6.500%,  8/15/2025
h
49,744
Global Net Lease, Inc.
110,000 3.750%,  12/15/2027
h
98,748
Goldman Sachs Group, Inc.
203,000 1.948%,  10/21/2027
b
182,308
80,000 1.992%,  1/27/2032
b
64,628
466,000 3.102%,  2/24/2033
b
407,241
165,000 4.750%,  10/21/2045 163,268
HCP, Inc.
53,000 3.400%,  2/1/2025 52,630
HSBC Holdings plc
316,000 1.162%,  11/22/2024
b
303,071
525,000 3.803%,  3/11/2025
b
522,152
225,000 2.999%,  3/10/2026
b
216,780
200,000 3.900%,  5/25/2026 196,959
HUB International, Ltd.
35,000 7.000%,  5/1/2026
h
34,691
87,000 5.625%,  12/1/2029
h
79,823
Icahn Enterprises, LP
79,000 4.750%,  9/15/2024 77,025
125,000 6.375%,  12/15/2025 124,063
20,000 6.250%,  5/15/2026 19,828
85,000 5.250%,  5/15/2027 79,404
Invitation Homes Operating
Partnership, LP
167,000 2.000%,  8/15/2031 133,704
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
h
71,625
iStar, Inc.
105,000 4.250%,  8/1/2025 100,079
J.P. Morgan Chase & Company
230,000 1.040%,  2/4/2027
b
204,804
276,000 1.578%,  4/22/2027
b
249,675
210,000 2.947%,  2/24/2028
b
197,691
375,000 4.203%,  7/23/2029
b
368,276
250,000 2.522%,  4/22/2031
b
217,180
300,000 1.953%,  2/4/2032
b
244,954
265,000 4.586%,  4/26/2033
b
266,199
195,000 3.882%,  7/24/2038
b
179,213
Jefferies Finance, LLC
85,000 5.000%,  8/15/2028
h
77,351
Kimco Realty Corporation
268,000 3.300%,  2/1/2025 264,572
Lloyds Banking Group plc
350,000 3.870%,  7/9/2025
b
349,364
LPL Holdings, Inc.
120,000 4.000%,  3/15/2029
h
109,200

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.7%) Value
Financials (0.9%) - continued
Macquarie Group, Ltd.
$ 214,000 1.201%,  10/14/2025
b,h
$ 199,856
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
h
237,598
Mitsubishi UFJ Financial Group,
Inc.
250,000 0.962%,  10/11/2025
b
233,010
130,000 3.287%,  7/25/2027 124,726
250,000 2.048%,  7/17/2030 207,575
Morgan Stanley
50,000 2.630%,  2/18/2026
b
48,132
180,000 2.188%,  4/28/2026
b
169,761
210,000 4.350%,  9/8/2026 210,314
276,000 3.591%,  7/22/2028
b
264,359
290,000 3.622%,  4/1/2031
b
271,355
232,000 5.297%,  4/20/2037
b
232,043
230,000 2.802%,  1/25/2052
b
167,331
MPT Operating Partnership, LP
80,000 4.625%,  8/1/2029 73,922
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 173,452
Nationstar Mortgage Holdings,
Inc.
66,000 6.000%,  1/15/2027
h
64,020
NatWest Group plc
200,000 4.445%,  5/8/2030
b
194,158
325,000 3.032%,  11/28/2035
b
272,437
Navient Corporation
85,000 5.500%,  1/25/2023 85,425
40,000 5.000%,  3/15/2027 36,411
Nippon Life Insurance Company
275,000 5.100%,  10/16/2044
b,h
276,375
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 265,724
225,000 3.375%,  2/1/2031 188,350
OneMain Finance Corporation
100,000 6.875%,  3/15/2025 100,500
110,000 7.125%,  3/15/2026 111,375
65,000 3.500%,  1/15/2027 57,104
Owl Rock Capital Corporation
90,000 4.250%,  1/15/2026 86,881
75,000 3.400%,  7/15/2026 69,169
Owl Rock Core Income
Corporation
166,000 4.700%,  2/8/2027
h
156,558
Owl Rock Technology Finance
Corporation
90,000 4.750%,  12/15/2025
h
87,228
Park Aerospace Holdings, Ltd.
175,000 4.500%,  3/15/2023
h
175,495
Park Intermediate Holdings, LLC
50,000 4.875%,  5/15/2029
h
45,800
PennyMac Financial Services, Inc.
70,000 4.250%,  2/15/2029
h
56,275
Playtika Holding Corporation
83,000 4.250%,  3/15/2029
h
74,780
PRA Group, Inc.
49,000 7.375%,  9/1/2025
h
50,700
Principal Life Global Funding II
270,000 1.250%,  8/16/2026
h
241,937
Principal
Amount Long-Term Fixed Income (11.7%) Value
Financials (0.9%) - continued
Prudential Financial, Inc.
$ 252,000 5.125%,  3/1/2052
b
$ 245,070
100,000 3.700%,  3/13/2051 86,604
Radian Group, Inc.
85,000 4.875%,  3/15/2027 82,027
Realty Income Corporation
85,000 4.125%,  10/15/2026 85,769
100,000 2.850%,  12/15/2032 88,559
Regency Centers, LP
220,000 4.125%,  3/15/2028 217,752
Rocket Mortgage Co-Issuer, Inc.
120,000 3.625%,  3/1/2029
h
102,600
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
b
319,461
Service Properties Trust
38,000 4.650%,  3/15/2024 35,815
55,000 7.500%,  9/15/2025 54,897
50,000 4.750%,  10/1/2026 43,000
41,000 4.950%,  2/15/2027 35,529
90,000 5.500%,  12/15/2027 81,900
Simon Property Group, LP
475,000 3.800%,  7/15/2050 413,308
Societe Generale SA
138,000 4.750%,  11/24/2025
h
137,706
Spirit Realty, LP
325,000 2.100%,  3/15/2028 282,909
Standard Chartered plc
327,000 1.822%,  11/23/2025
b,h
305,928
Sumitomo Mitsui Financial Group,
Inc.
126,000 3.010%,  10/19/2026 120,352
125,000 1.710%,  1/12/2031 99,875
Sumitomo Mitsui Trust Bank, Ltd.
380,000 0.800%,  9/16/2024
h
355,601
Synchrony Financial
225,000 3.950%,  12/1/2027 214,917
UDR, Inc.
275,000 2.100%,  8/1/2032 222,171
United Wholesale Mortgage, LLC
85,000 5.500%,  4/15/2029
h
70,522
VICI Properties, LP
199,000 4.950%,  2/15/2030 197,497
133,000 5.125%,  5/15/2032 131,987
VICI Properties, LP/VICI Note
Company, Inc.
354,000 4.625%,  6/15/2025
h
347,582
60,000 4.250%,  12/1/2026
h
56,858
165,000 5.750%,  2/1/2027
h
165,005
90,000 3.750%,  2/15/2027
h
82,998
50,000 4.625%,  12/1/2029
h
46,950
Wells Fargo & Company
125,000 3.000%,  2/19/2025 122,753
150,000 3.000%,  4/22/2026 144,356
168,000 3.000%,  10/23/2026 160,415
199,000 3.526%,  3/24/2028
b
191,014
500,000 2.393%,  6/2/2028
b
454,865
323,000 4.900%,  11/17/2045 315,367
Welltower, Inc.
270,000 2.050%,  1/15/2029 234,467
Total 35,389,184

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.7%) Value
Mortgage-Backed Securities (3.1%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 7,250,000 2.000%,  5/1/2037
e
$ 6,792,672
7,050,000 2.500%,  5/1/2037
e
6,745,694
1,500,000 3.000%,  5/1/2037
e
1,470,176
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
8,836,199 2.000%,  3/1/2051 7,821,899
25,800,000 2.000%,  5/1/2052
e
22,757,414
28,897,000 2.500%,  5/1/2052
e
26,360,427
6,148,126 2.500%,  12/1/2051 5,621,956
21,300,000 3.000%,  5/1/2049
e
20,083,600
12,100,000 3.500%,  5/1/2049
e
11,734,164
4,500,000 4.000%,  5/1/2049
e
4,474,336
Total 113,862,338
Technology (0.2%)
Analog Devices, Inc.
425,000 2.950%,  10/1/2051 333,060
Apple, Inc.
232,000 2.650%,  2/8/2051 175,650
485,000 3.750%,  9/12/2047 447,370
Black Knight InfoServ, LLC
98,000 3.625%,  9/1/2028
h
90,890
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
70,000 3.875%,  1/15/2027 68,274
Broadcom, Inc.
76,000 3.469%,  4/15/2034
h
64,508
266,000 3.137%,  11/15/2035
h
214,854
220,000 3.187%,  11/15/2036
h
173,696
180,000 4.926%,  5/15/2037
h
168,273
CommScope Technologies
Finance, LLC
82,000 6.000%,  6/15/2025
h
71,750
CommScope, Inc.
60,000 7.125%,  7/1/2028
f,h
47,850
Dell International, LLC
7,000 5.450%,  6/15/2023 7,153
465,000 6.020%,  6/15/2026 491,113
45,000 8.350%,  7/15/2046 60,050
Fiserv, Inc.
250,000 2.250%,  6/1/2027 228,757
180,000 2.650%,  6/1/2030 156,107
Gartner, Inc.
85,000 3.625%,  6/15/2029
h
76,075
165,000 3.750%,  10/1/2030
h
147,147
Iron Mountain, Inc.
80,000 4.875%,  9/15/2029
h
73,284
90,000 5.250%,  7/15/2030
h
82,489
96,000 4.500%,  2/15/2031
h
82,260
KLA Corporation
199,000 3.300%,  3/1/2050 165,345
Lam Research Corporation
450,000 2.875%,  6/15/2050 346,185
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024
h
168,865
Micron Technology, Inc.
360,000 4.663%,  2/15/2030 355,480
Principal
Amount Long-Term Fixed Income (11.7%) Value
Technology (0.2%) - continued
Microsoft Corporation
$ 95,000 3.041%,  3/17/2062 $ 75,472
200,000 3.700%,  8/8/2046 189,611
Minerva Merger Sub, Inc.
93,000 6.500%,  2/15/2030
h
85,601
MSCI, Inc.
125,000 4.000%,  11/15/2029
h
115,131
NCR Corporation
140,000 6.125%,  9/1/2029
h
134,050
Nielsen Finance, LLC
70,000 4.500%,  7/15/2029
h
66,153
NXP BV/NXP Funding, LLC
75,000 5.550%,  12/1/2028
h
78,586
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
84,000 4.300%,  6/18/2029
h
81,875
180,000 3.250%,  5/11/2041
h
140,731
Open Text Corporation
105,000 4.125%,  2/15/2030
h
93,187
Oracle Corporation
250,000 3.850%,  7/15/2036 210,278
450,000 3.600%,  4/1/2040 348,663
350,000 4.000%,  7/15/2046 274,262
PTC, Inc.
70,000 3.625%,  2/15/2025
h
67,813
40,000 4.000%,  2/15/2028
h
37,072
Qorvo, Inc.
300,000 3.375%,  4/1/2031
h
251,274
Rackspace Technology Global,
Inc.
90,000 5.375%,  12/1/2028
h
73,326
Seagate HDD Cayman
137,000 3.125%,  7/15/2029 115,720
105,000 3.375%,  7/15/2031 85,362
Sensata Technologies, Inc.
135,000 3.750%,  2/15/2031
h
114,148
Shift4 Payments, LLC
30,000 4.625%,  11/1/2026
h
28,725
SS&C Technologies, Inc.
180,000 5.500%,  9/30/2027
h
176,407
Switch, Ltd.
80,000 3.750%,  9/15/2028
h
75,000
Texas Instruments, Inc.
155,000 4.150%,  5/15/2048 154,245
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
h
59,382
Visa, Inc.
266,000 2.000%,  8/15/2050 179,534
225,000 2.700%,  4/15/2040 183,611
VMware, Inc.
175,000 4.650%,  5/15/2027 177,361
180,000 2.200%,  8/15/2031 146,474
Total 8,115,539
Transportation (0.1%)
Air Canada
30,000 3.875%,  8/15/2026
h
27,740
Air Canada Pass Through Trust
27,987 3.875%,  3/15/2023
h
27,610

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.7%) Value
Transportation (0.1%) - continued
American Airlines, Inc.
$ 158,000 11.750%,  7/15/2025
h
$ 181,700
183,000 5.500%,  4/20/2026
h
181,399
Avis Budget Car Rental, LLC
70,000 5.375%,  3/1/2029
f,h
65,625
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 152,788
140,000 5.750%,  5/1/2040 158,711
100,000 4.450%,  3/15/2043 98,753
Canadian Pacific Railway
Company
243,000 3.100%,  12/2/2051 188,136
162,000 3.000%,  12/2/2041 131,738
CSX Corporation
170,000 3.800%,  4/15/2050 150,249
Delta Air Lines, Inc.
40,000 7.000%,  5/1/2025
h
42,816
16,000 7.375%,  1/15/2026 17,040
284,000 4.750%,  10/20/2028
h
280,688
Hawaiian Brand Intellectual
Property, Ltd.
18,000 5.750%,  1/20/2026
h
17,553
Hertz Corporation
87,000 4.625%,  12/1/2026
h
79,302
104,000 5.000%,  12/1/2029
h
91,000
Mileage Plus Holdings, LLC
332,000 6.500%,  6/20/2027
h
338,633
Ryder System, Inc.
133,000 2.850%,  3/1/2027 125,508
Southwest Airlines Company
368,000 2.625%,  2/10/2030 319,005
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 10,038
United Airlines, Inc.
90,000 4.375%,  4/15/2026
h
86,895
62,000 4.625%,  4/15/2029
h
56,885
VistaJet Malta Finance plc
82,000 6.375%,  2/1/2030
h
71,560
XPO Logistics, Inc.
25,000 6.250%,  5/1/2025
h
25,561
Total 2,926,933
U.S. Government & Agencies (4.1%)
U.S. Treasury Bonds
400,000 1.625%,  11/15/2050 294,031
4,485,000 2.250%,  11/15/2027 4,321,718
7,300,000 2.875%,  5/15/2028 7,260,078
1,510,000 5.250%,  11/15/2028 1,714,263
4,600,000 1.625%,  8/15/2029 4,210,078
4,100,000 1.500%,  2/15/2030 3,698,328
250,000 0.875%,  11/15/2030 211,836
4,680,000 1.375%,  11/15/2031 4,086,956
1,175,000 4.375%,  5/15/2040 1,387,005
6,780,000 3.000%,  5/15/2042 6,599,641
12,618,000 2.500%,  5/15/2046 11,186,646
10,050,000 2.875%,  5/15/2049 9,746,537
U.S. Treasury Notes
6,000,000 0.125%,  12/31/2022 5,935,547
1,610,000 0.125%,  1/31/2023 1,589,246
4,750,000 2.500%,  3/31/2023 4,768,369
940,000 0.125%,  4/30/2023 921,273
Principal
Amount Long-Term Fixed Income (11.7%) Value
U.S. Government & Agencies (4.1%) -
continued
$ 9,640,000 0.125%,  8/31/2023 $ 9,345,905
500,000 0.125%,  10/15/2023 483,066
6,040,000 0.750%,  12/31/2023 5,855,497
6,270,000 2.500%,  1/31/2024 6,253,100
1,585,000 2.125%,  7/31/2024 1,562,154
2,490,000 2.250%,  11/15/2024 2,452,358
4,360,000 2.125%,  11/30/2024 4,279,102
700,000 1.375%,  1/31/2025 672,274
17,550,000 2.875%,  5/31/2025 17,530,805
250,000 0.250%,  8/31/2025 228,809
5,715,000 2.625%,  1/31/2026 5,649,367
3,990,000 0.500%,  2/28/2026 3,636,667
20,870,000 2.500%,  2/28/2026 20,530,047
5,000,000 0.500%,  4/30/2027 4,433,984
Total 150,844,687
Utilities (0.2%)
AES Corporation
265,000 3.950%,  7/15/2030
h
248,702
Ameren Illinois Company
270,000 4.500%,  3/15/2049 272,067
American Electric Power
Company, Inc.
203,000 3.875%,  2/15/2062
b
181,897
115,000 2.031%,  3/15/2024 111,961
Appalachian Power Company
92,000 3.300%,  6/1/2027 89,627
Berkshire Hathaway Energy
Company
265,000 4.600%,  5/1/2053
h
259,564
155,000 4.500%,  2/1/2045 148,332
Calpine Corporation
75,000 4.500%,  2/15/2028
h
69,429
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 206,938
CenterPoint Energy, Inc.
73,000 4.250%,  11/1/2028 72,993
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 110,021
Consolidated Edison Company of
New York, Inc.
63,000 4.500%,  12/1/2045 59,409
175,000 4.125%,  5/15/2049 157,856
Consumers Energy Company
325,000 4.350%,  4/15/2049 324,583
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
73,000 5.500%,  6/15/2031
h
67,328
DTE Electric Company
95,000 3.700%,  3/15/2045 83,132
135,000 3.700%,  6/1/2046 121,438
Duke Energy Carolinas, LLC
250,000 3.700%,  12/1/2047 217,536
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 117,300
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 149,562
Edison International
275,000 5.750%,  6/15/2027 284,965

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (11.7%) Value
Utilities (0.2%) - continued
Exelon Corporation
$ 190,000 4.700%,  4/15/2050 $ 184,640
376,000 4.450%,  4/15/2046 351,745
FirstEnergy Corporation
60,000 3.350%,  7/15/2022 59,850
ITC Holdings Corporation
84,000 5.300%,  7/1/2043 88,171
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
h
131,733
Mississippi Power Company
185,000 3.950%,  3/30/2028 182,055
National Rural Utilities Cooperative
Finance Corporation
150,000 3.700%,  3/15/2029 146,716
NextEra Energy Operating
Partners, LP
120,000 3.875%,  10/15/2026
h
113,250
NiSource Finance Corporation
245,000 5.650%,  2/1/2045 250,432
NRG Energy, Inc.
125,000 3.375%,  2/15/2029
h
105,938
35,000 5.250%,  6/15/2029
h
32,965
Pacific Gas and Electric Company
149,000 4.950%,  7/1/2050 124,240
235,000 3.300%,  12/1/2027 213,657
179,000 4.550%,  7/1/2030 165,770
PG&E Corporation
86,000 5.000%,  7/1/2028 79,136
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 127,047
San Diego Gas & Electric
Company
330,000 4.150%,  5/15/2048 314,786
Southern California Edison
Company
185,000 4.000%,  4/1/2047 158,220
Southern Company
150,000 3.250%,  7/1/2026 145,327
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 141,948
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 54,936
Suburban Propane Partners, LP
170,000 5.875%,  3/1/2027 170,000
30,000 5.000%,  6/1/2031
h
27,281
TerraForm Power Operating, LLC
125,000 5.000%,  1/31/2028
h
116,738
Virginia Electric and Power
Company
275,000 4.600%,  12/1/2048 275,822
Vistra Operations Company, LLC
100,000 5.000%,  7/31/2027
h
95,250
Total 7,212,293
Total Long-Term Fixed Income
(cost $457,340,882) 433,485,322
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
35,110,013 Thrivent Cash Management Trust $ 35,110,013
Total Collateral Held for
Securities Loaned
(cost $35,110,013) 35,110,013
Shares or
Principal
Amount Short-Term Investments ( 13.0% ) Value
Federal Home Loan Bank Discount
Notes
1,000,000 0.240%, 5/4/2022
l,m
999,973
700,000 0.220%, 5/17/2022
l,m
699,860
100,000 0.250%, 5/18/2022
l,m
99,979
2,700,000 0.380%, 6/3/2022
l,m
2,698,273
5,100,000 0.300%, 6/8/2022
l,m
5,096,241
100,000 0.550%, 6/21/2022
l,m
99,901
13,000,000 0.693%, 7/6/2022
l,m
12,978,987
2,800,000 0.729%, 7/8/2022
l,m
2,795,335
2,700,000 0.685%, 7/19/2022
l,m
2,694,764
Thrivent Core Short-Term Reserve
Fund
44,898,634 0.830% 448,986,343
U.S. Treasury Bills
3,000,000 0.360%, 5/19/2022
l,n,o
2,999,688
1,000,000 0.696%, 7/14/2022
l,o
998,408
2,000,000 0.731%, 7/21/2022
l,o
1,996,337
Total Short-Term Investments
(cost $483,017,296) 483,144,089
Total Investments (cost
$3,378,507,486) 104.0% $3,852,653,093
Other Assets and Liabilities, Net
(4.0%) (149,263,802)
Total Net Assets 100.0% $3,703,389,291
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $78,785,140 or 2.1% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 29, 2022.

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
o At April 29, 2022, $2,446,905 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of April 29, 2022
was $148,202 or 0.00% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of April 29, 2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 143,772
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of April 29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 1,448,117
Common Stock 31,495,068
Total lending $32,943,185
Gross amount payable upon return of
collateral for securities loaned $35,110,013
Net amounts due to counterparty $2,166,828
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $606,975,727
Gross unrealized depreciation (154,158,706)
Net unrealized appreciation (depreciation) $452,817,021
Cost for federal income tax purposes $3,395,032,985

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,846,705 – 1,334,517 512,188
Capital Goods 6,255,638 – 5,235,083 1,020,555
Communications Services 4,427,299 – 4,196,223 231,076
Consumer Cyclical 3,772,910 – 3,301,093 471,817
Consumer Non-Cyclical 5,350,535 – 5,198,628 151,907
Energy 545,938 – 545,938 –
Financials 1,443,420 – 1,375,024 68,396
Technology 2,240,974 – 2,240,974 –
Transportation 1,578,158 – 1,578,158 –
Utilities 951,539 – 951,539 –
Registered Investment Companies
Unaffiliated 32,532,785 32,532,785 – –
Affiliated 1,550,655,995 1,534,684,750 15,971,245 –
Common Stock
Communications Services 42,917,247 42,910,993 – 6,254
Consumer Discretionary 111,976,015 111,925,840 – 50,175
Consumer Staples 38,480,629 38,480,629 – –
Energy 42,780,394 42,780,394 – –
Financials 142,130,462 140,678,606 1,451,856 –
Health Care 120,067,670 120,067,670 – –
Industrials 171,852,137 170,251,684 1,600,453 –
Information Technology 181,525,922 179,353,196 2,172,726 –
Materials 46,393,623 45,168,471 1,225,152 –
Real Estate 64,256,475 64,256,475 – –
Utilities 27,866,927 27,866,927 – –
Long-Term Fixed Income
Asset-Backed Securities 20,352,775 – 20,352,775 –
Basic Materials 4,254,389 – 4,254,389 –
Capital Goods 6,863,626 – 6,863,626 –
Collateralized Mortgage Obligations 24,358,098 – 24,358,098 –
Commercial Mortgage-Backed Securities 8,945,143 – 8,945,143 –
Communications Services 11,484,085 – 11,484,085 –
Consumer Cyclical 13,824,431 – 13,824,431 –
Consumer Non-Cyclical 14,297,969 – 14,297,969 –
Energy 10,753,832 – 10,753,832 –
Financials 35,389,184 – 35,389,184 –
Mortgage-Backed Securities 113,862,338 – 113,862,338 –
Technology 8,115,539 – 8,115,539 –
Transportation 2,926,933 – 2,926,933 –
U.S. Government & Agencies 150,844,687 – 150,844,687 –
Utilities 7,212,293 – 7,212,293 –
Short-Term Investments 34,157,746 – 34,157,746 –
Subtotal Investments in Securities $3,069,492,465 $2,550,958,420 $516,021,677 $2,512,368
Other Investments  * Total
Affiliated Short-Term Investments 448,986,343
Affiliated Registered Investment Companies 299,064,272
Collateral Held for Securities Loaned 35,110,013
Subtotal Other Investments $783,160,628
Total Investments at Value $3,852,653,093
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 16,994,638 16,994,638 – –
Total Asset Derivatives $16,994,638 $16,994,638 $– $–
Liability Derivatives
Futures Contracts 21,157,719 21,157,719 – –
Credit Default Swaps 640,006 – 640,006 –
Total Liability Derivatives $21,797,725 $21,157,719 $640,006 $–
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of April 29, 2022. Investments and/or cash totaling
$28,775,317 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 75 June 2022 $ 9,496,493 ( $ 559,775)
CBOT 2-Yr. U.S. Treasury Note 55 June 2022 11,818,724 (224,036)
CBOT 5-Yr. U.S. Treasury Note 70 June 2022 8,244,359 (357,328)
CBOT U.S. Long Bond 67 June 2022 10,369,516 (943,454)
CME E-mini Russell 2000 Index 50 June 2022 5,022,117 (368,867)
CME E-mini S&P 500 Index 2,316 June 2022 491,980,231 (14,015,731)
CME E-mini S&P Mid-Cap 400 Index 16 June 2022 4,145,808 (153,647)
CME Ultra Long Term U.S. Treasury Bond 117 June 2022 21,561,295 (2,790,107)
ICE mini MSCI EAFE Index 985 June 2022 99,665,314 (1,332,764)
ICE US mini MSCI Emerging Markets Index 169 June 2022 9,069,811 (134,781)
Ultra 10-Yr. U.S. Treasury Note 25 June 2022 3,502,229 (277,229)
Total Futures Long Contracts $ 674,875,897 ( $ 21,157,719)
CBOT 2-Yr. U.S. Treasury Note (127) June 2022 ( $ 27,246,071) $ 472,883
CBOT 5-Yr. U.S. Treasury Note (198) June 2022 (23,270,669) 961,637
CME E-mini Russell 2000 Index (844) June 2022 (84,492,668) 5,945,808
CME E-mini S&P Mid-Cap 400 Index (1,012) June 2022 (261,671,384) 9,167,264
Ultra 10-Yr. U.S. Treasury Note (41) June 2022 (5,736,046) 447,046
Total Futures Short Contracts ( $ 402,416,838) $16,994,638
Total Futures Contracts $ 272,459,059 ($4,163,081)

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderately Aggressive Allocation Fund's swaps contracts held as of April 29, 2022. Investments totaling $1,928,800 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Sell 6/20/2027 ( $ 16,500,000) $ – ( $ 640,006) ( $ 640,006)
Total Credit Default Swaps $– ($640,006) ($640,006)
1 As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2022, for Moderately Aggressive
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 15,113,072
Total Equity Contracts 15,113,072
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,881,566
Total Interest Rate Contracts 1,881,566
Total Asset Derivatives $16,994,638
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 16,005,790
Total Equity Contracts 16,005,790
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,151,929
Total Interest Rate Contracts 5,151,929
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 640,006
Total Credit Contracts 640,006
Total Liability Derivatives $21,797,725
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2022, for
Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 150,391
Futures Net realized gains/(losses) on Futures contracts (5,176,020)
Total Interest Rate Contracts (5,025,629)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (28,651,999)
Total Equity Contracts (28,651,999)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (499,143)
Total Credit Contracts (499,143)
Total ($34,176,771)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2022, for Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,467,244
Total Equity Contracts 1,467,244
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (43,403)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,445,572)
Total Interest Rate Contracts (1,488,975)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (158,183)
Total Credit Contracts (158,183)
Total ($179,914)
The following table presents Moderately Aggressive Allocation Fund's average volume of derivative activity during the period ended April 29,
2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $666,612,901
Futures - Short (436,230,253)
Interest Rate Contracts
Futures - Long 128,847,339
Futures - Short (57,086,716)
Options Written (7,687,969)
Credit Contracts
Credit Default Swaps - Sell Protection 3,259,521

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $47,684 $970 $7,940 $33,999 4,187 0.9%
Core Emerging Markets Equity 33,753 46,090 – 64,255 6,954 1.7
Core International Equity 79,940 3,701 – 69,306 7,365 1.9
Core Low Volatility Equity 135,974 20,398 – 131,505 10,631 3.6
Core Small Cap Value — 16,730 – 15,971 1,710 0.4
Global Stock, Class S 198,644 25,573 – 172,854 6,887 4.7
High Yield, Class S 24,579 565 – 23,010 5,389 0.7
Income, Class S 76,461 2,333 – 67,216 8,059 1.8
International Allocation, Class S 305,058 27,081 – 264,458 27,405 7.1
Large Cap Growth, Class S 424,234 23,847 – 329,802 20,847 8.9
Large Cap Value, Class S 335,569 25,178 – 326,842 12,083 8.8
Limited Maturity Bond, Class S 38,909 312 – 37,491 3,101 1.0
Mid Cap Stock, Class S 280,633 27,650 – 246,359 7,486 6.7
Small Cap Stock, Class S 71,941 7,399 – 66,652 2,242 1.8
Total Affiliated Registered Investment
Companies 2,053,379 1,849,720 50.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% 497,553 629,853 678,420 448,986 44,899 12.1
Total Affiliated Short-Term Investments 497,553 448,986 12.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   20,689 348,636 334,215 35,110 35,110 1.0
Total Collateral Held for Securities Loaned 20,689 35,110 1.0
Total Value $2,571,621 $2,333,816
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(412) $(6,303) $– $970
Core Emerging Markets Equity – (15,588) 3,463 1,627
Core International Equity – (14,335) – 3,701
Core Low Volatility Equity Fund – (24,867) 18,466 1,932
Core Small Cap Value – (759) – –
Global Stock, Class S – (51,363) 23,391 2,182
High Yield, Class S – (2,134) – 565
Income, Class S – (11,578) 1,251 1,081
International Allocation, Class S – (67,681) 20,122 6,959
Large Cap Growth, Class S – (118,279) 23,848 –
Large Cap Value, Class S – (33,905) 20,967 4,211
Limited Maturity Bond, Class S – (1,730) 21 292
Mid Cap Stock, Class S – (61,924) 27,391 259
Small Cap Stock, Class S – (12,688) 7,007 392
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% – – – 842
Total Income/Non Income Cash from Affiliated Investments $25,013
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 11 44
Total Affiliated Income from Securities Loaned, Net $44
Total $(412) $(423,134) $145,938

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.9% )
a
Value
Basic Materials (0.1%)
Flexsys Holdings, Inc., Term Loan
$ 285,000
6.000%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 281,794
INEOS US Petrochem, LLC, Term
Loan
208,425
3.514%,  (LIBOR 1M +
2.750%), 1/29/2026
b
205,907
Innophos Holdings, Inc., Term
Loan
107,800
4.514%,  (LIBOR 1M +
3.750%), 2/7/2027
b
107,160
Nouryon USA, LLC, Term Loan
235,498
4.006%,  (LIBOR 3M +
3.000%), 10/1/2025
b
231,866
Pixelle Specialty Solutions, LLC,
Term Loan
186,309
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
184,306
Sparta US HoldCo, LLC, Term
Loan
44,887
4.250%,  (LIBOR 1M +
3.500%), 8/2/2028
b
44,509
Venator Finance SARL, Term Loan
143,127
3.764%,  (LIBOR 1M +
3.000%), 8/8/2024
b,c
133,823
Total 1,189,365
Capital Goods (0.4%)
Bingo Industries, Ltd., Term Loan
104,475
4.496%,  (LIBOR 3M +
3.500%), 8/9/2028
b
102,255
BW Holding, Inc., Delayed Draw
44,989
5.239%,  (LIBOR 3M +
3.000%), 12/14/2028
b,d,e
43,865
BW Holding, Inc., Term Loan
271,573
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
264,783
CP Atlas Buyer, Inc., Term Loan
168,322
4.514%,  (LIBOR 1M +
3.750%), 11/23/2027
b
157,917
Foley Products Company, LLC,
Term Loan
228,000
5.250%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
224,580
Gemini HDPE, LLC, Term Loan
175,180
4.239%,  (LIBOR 3M +
3.000%), 12/31/2027
b
174,230
GFL Environmental, Inc., Term
Loan
202,437
4.239%,  (LIBOR 3M +
3.000%), 5/31/2025
b
201,869
Graham Packaging Company,
Inc., Term Loan
198,000
3.764%,  (LIBOR 1M +
3.000%), 8/4/2027
b
193,682
Grinding Media, Inc., Term Loan
288,550
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
282,058
Groupe Solmax, Inc., Term Loan
249,443
5.500%,  (LIBOR 3M +
4.750%), 5/27/2028
b
242,584
Principal
Amount Bank Loans (1.9%)
a
Value
Capital Goods (0.4%) - continued
HRNI Holdings, LLC, Term Loan
$ 135,525
5.014%,  (LIBOR 1M +
4.250%), 12/10/2028
b
$ 134,396
Hyperion Materials &
Technologies, Inc., Term Loan
174,563
5.008%,  (LIBOR 3M +
4.500%), 8/30/2028
b
172,904
LABL, Inc., Term Loan
69,825
5.764%,  (LIBOR 1M +
5.000%), 10/29/2028
b
68,472
LRS Holdings, LLC, Term Loan
138,653
5.014%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
137,266
LTR Intermediate Holdings, Inc.,
Term Loan
142,642
5.506%,  (LIBOR 3M +
4.500%), 5/7/2028
b
140,978
Novae, LLC, Delayed Draw
76,000
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
74,765
Novae, LLC, Term Loan
266,000
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
261,677
Pactiv Evergreen Group Holdings,
Inc., Term Loan
83,937
4.014%,  (LIBOR 1M +
3.250%), 2/5/2026
b
81,524
Quikrete Holdings Inc., Term Loan
170,000
3.764%,  (LIBOR 1M +
3.000%), 6/11/2028
b
165,373
RLG Holdings, LLC, Term Loan
156,254
5.014%,  (LIBOR 1M +
4.250%), 7/8/2028
b
152,885
Smyrna Ready Mix Concrete, LLC,
Term Loan
232,000
5.050%,  (TSFR1M +
4.250%), 4/1/2029
b,c
228,520
TransDigm, Inc., Term Loan
377,320
3.014%,  (LIBOR 1M +
2.250%), 12/9/2025
b
369,773
TricorBraun Holdings, Inc., Term
Loan
248,200
4.014%,  (LIBOR 1M +
3.250%), 3/3/2028
b
242,650
Trident TPI Holdings, Inc., Delayed
Draw
22,442
4.479%,  (LIBOR 1M +
4.000%), 9/17/2028
b,d,e
22,143
Trident TPI Holdings, Inc., Term
Loan
151,738
4.764%,  (LIBOR 1M +
4.000%), 9/17/2028
b
149,715
Venga Finance SARL, Term Loan
139,000
0.000%,  (LIBOR 1M +
4.750%), 12/3/2028
b,d,e
134,830
Vertiv Group Corporation, Term
Loan
676,437
3.202%,  (LIBOR 1M +
2.750%), 3/2/2027
b
657,179

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.9%)
a
Value
Capital Goods (0.4%) - continued
Waterlogic USA Holdings, Inc.,
Term Loan
$ 154,225
5.756%,  (LIBOR 3M +
4.750%), 8/12/2028
b
$ 153,582
Total 5,236,455
Communications Services (0.3%)
Altice France SA, Term Loan
114,000
3.989%,  (LIBOR 3M +
2.750%), 7/31/2025
b
111,768
Audacy Capital Corporation, Term
Loan
138,725
3.249%,  (LIBOR 1M +
2.500%), 11/17/2024
b
135,518
Cablevision Lightpath, LLC, Term
Loan
182,225
3.804%,  (LIBOR 1M +
3.250%), 12/1/2027
b
180,403
CommScope, Inc., Term Loan
206,297
4.014%,  (LIBOR 1M +
3.250%), 4/4/2026
b
198,097
DIRECTV Financing, LLC, Term
Loan
310,375
5.764%,  (LIBOR 1M +
5.000%), 8/2/2027
b
308,792
E.W. Scripps Company, Term Loan
182,875
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
181,961
iHeartCommunications, Inc., Term
Loan
115,612
3.764%,  (LIBOR 1M +
3.000%), 5/1/2026
b
114,535
Metronet Systems Holdings, LLC,
Term Loan
252,690
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
250,163
NEP Group, Inc., Term Loan
169,313
4.014%,  (LIBOR 1M +
3.250%), 10/20/2025
b
165,979
65,000
7.764%,  (LIBOR 1M +
7.000%), 10/19/2026
b
62,386
Nexstar Media, Inc., Term Loan
246,980
2.955%,  (LIBOR 1M +
2.500%), 9/19/2026
b
244,550
ORBCOMM, Inc., Term Loan
149,250
5.014%,  (LIBOR 1M +
4.250%), 9/1/2028
b
147,757
Peraton Corporation, Term Loan
262,470
4.514%,  (LIBOR 1M +
3.750%), 2/1/2028
b
260,132
Sharp Midco, LLC, Term Loan
56,000
5.006%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
55,300
Terrier Media Buyer, Inc., Term
Loan
256,750
4.264%,  (LIBOR 1M +
3.500%), 12/17/2026
b
252,806
Univision Communications, Inc.,
Term Loan
140,000
4.014%,  (LIBOR 1M +
3.250%), 1/31/2029
b
138,075
Principal
Amount Bank Loans (1.9%)
a
Value
Communications Services (0.3%) - continued
Voyage Australia, Pty. Ltd., Term
Loan
$ 149,250
4.563%,  (LIBOR 3M +
3.500%), 7/20/2028
b
$ 148,380
Xplornet Communications, Inc.,
Term Loan
149,250
4.764%,  (LIBOR 1M +
4.000%), 10/1/2028
b
146,638
135,000
7.764%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
133,313
Zacapa SARL, Term Loan
78,000
4.766%,  (SOFRRATE +
4.250%), 2/10/2029
b
77,350
Zayo Group Holdings, Inc., Term
Loan
406,776
3.764%,  (LIBOR 1M +
3.000%), 3/9/2027
b
385,343
Total 3,699,246
Consumer Cyclical (0.3%)
ACProducts Holdings, Inc., Term
Loan
229,250
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b,c
190,277
AI Aqua Merger Sub, Inc., Term
Loan
174,375
4.250%,  (LIBOR 1M +
3.750%), 7/30/2028
b
171,578
Allen Media, LLC, Term Loan
138,939
5.500%,  (LIBOR 3M +
5.500%), 2/10/2027
b
137,515
American Trailer World
Corporation, Term Loan
239,522
4.250%,  (LIBOR 1M +
3.500%), 3/5/2028
b
222,798
Caesars Resort Collection, LLC,
Term Loan
129,018
4.264%,  (LIBOR 1M +
3.500%), 7/20/2025
b
128,462
Carnival Corporation, Term Loan
138,589
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
136,189
Cengage Learning, Inc., Term
Loan
278,600
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
273,725
Golden Entertainment, Inc., Term
Loan
304,687
3.770%,  (LIBOR 1M +
3.000%), 10/20/2024
b
303,356
Great Canadian Gaming
Corporation, Term Loan
95,000
4.934%,  (LIBOR 3M +
4.000%), 11/1/2026
b
94,596
Michaels Companies, Inc., Term
Loan
277,900
5.256%,  (LIBOR 3M +
4.250%), 4/15/2028
b
252,803
Penn National Gaming, Inc., Term
Loan
116,858
3.014%,  (LIBOR 1M +
2.250%), 10/15/2025
b
116,566

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.9%)
a
Value
Consumer Cyclical (0.3%) - continued
PetSmart, LLC, Term Loan
$ 307,675
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
$ 304,444
Secure Acquisition, Inc., Delayed
Draw
22,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,d,e
21,505
Secure Acquisition, Inc., Term
Loan
147,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b
143,693
Staples, Inc., Term Loan
34,922
4.817%,  (LIBOR 3M +
4.500%), 9/12/2024
b
34,303
139,837
5.317%,  (LIBOR 3M +
5.000%), 4/12/2026
b
133,831
Tenneco, Inc., Term Loan
177,953
3.764%,  (LIBOR 1M +
3.000%), 10/1/2025
b
175,431
Voyage Digital NZ/US, Term Loan
228,000
0.000%,  (SOFRRATE +
4.500%), 3/3/2029
b,c,d,e
224,580
Wyndham Hotels & Resorts, Inc.,
Term Loan
100,100
2.514%,  (LIBOR 1M +
1.750%), 5/30/2025
b
99,112
Total 3,164,764
Consumer Non-Cyclical (0.4%)
Adient US, LLC, Term Loan
74,437
4.014%,  (LIBOR 1M +
3.250%), 4/8/2028
b
73,802
Alltech, Inc., Term Loan
130,673
4.764%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
128,386
Bausch Health Americas, Inc.,
Term Loan
261,366
3.764%,  (LIBOR 1M +
3.000%), 6/1/2025
b
259,787
Bausch Health Companies, Inc.,
Term Loan
357,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
344,951
Blue Ribbon, LLC, Term Loan
190,125
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
185,610
Chobani, LLC, Term Loan
93,575
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
91,610
City Brewing Company, LLC, Term
Loan
335,034
4.469%,  (LIBOR 3M +
3.500%), 4/5/2028
b,d,e
312,697
CNT Holdings I Corporation, Term
Loan
123,750
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
122,281
35,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
34,796
Del Monte Foods, Inc., Term Loan
86,000
0.000%,  (SOFRRATE +
4.250%), 2/15/2029
b,d,e
85,087
Principal
Amount Bank Loans (1.9%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
Endo Luxembourg Finance
Company I SARL, Term Loan
$ 301,950
5.813%,  (LIBOR 1M +
5.000%), 3/25/2028
b
$ 279,379
Energizer Holdings, Inc., Term
Loan
64,187
2.938%,  (LIBOR 1M +
2.250%), 12/22/2027
b
63,465
Gainwell Acquisition Corporation,
Term Loan
346,491
5.006%,  (LIBOR 3M +
4.000%), 10/1/2027
b
344,977
Global Medical Response, Inc.,
Term Loan
28,726
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
28,479
711,398
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
705,024
Herens US Holdco Corporation,
Term Loan
263,016
5.006%,  (LIBOR 3M +
4.000%), 7/2/2028
b
254,891
Mamba Purchaser, Inc., Term Loan
30,000
7.094%,  (LIBOR 1M +
6.500%), 10/14/2029
b
29,850
Packaging Coordinators Midco,
Inc., Term Loan
138,301
4.756%,  (LIBOR 3M +
3.750%), 11/30/2027
b
137,437
Petco Health & Wellness
Company, Inc., Term Loan
222,750
4.256%,  (LIBOR 3M +
3.250%), 3/4/2028
b
220,364
Precision Medicine Group, LLC,
Delayed Draw
25,385
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
24,940
Precision Medicine Group, LLC,
Term Loan
192,183
4.006%,  (LIBOR 3M +
3.000%), 11/20/2027
b
188,820
Prime Security Services Borrower,
LLC, Term Loan
579,150
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
571,749
Total 4,488,382
Energy (<0.1%)
Calpine Corporation, Term Loan
232,063
3.270%,  (LIBOR 1M +
2.500%), 12/16/2027
b
229,540
GIP II Blue Holding, LP, Term Loan
210,543
5.506%,  (LIBOR 3M +
4.500%), 9/29/2028
b
209,709
Total 439,249
Financials (0.1%)
Asurion, LLC, Term Loan
266,625
4.014%,  (LIBOR 1M +
3.250%), 12/23/2026
b
260,405
94,050
4.014%,  (LIBOR 1M +
3.250%), 7/31/2027
b
91,816

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.9%)
a
Value
Financials (0.1%) - continued
$ 175,000
6.014%,  (LIBOR 1M +
5.250%), 2/3/2028
b
$ 169,586
155,000
6.014%,  (LIBOR 1M +
5.250%), 1/15/2029
b
150,195
Digicel International Finance, Ltd.,
Term Loan
212,351
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
201,799
Rinchem Company, Inc., Term
Loan
57,000
5.000%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
56,501
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
86,000
7.500%,  (SOFRRATE +
7.000%), 1/28/2030
b
83,850
Tiger Acquisition, LLC, Term Loan
94,287
3.758%,  (LIBOR 3M +
3.250%), 6/1/2028
b
90,229
Tronox Finance, LLC, Term Loan
114,485
3.215%,  (LIBOR 3M +
2.250%), 3/11/2028
b
113,232
Total 1,217,613
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
214,079
4.738%,  (LIBOR 1M +
3.500%), 8/21/2026
b
208,660
Crown Subsea Communications
Holding, Inc., Term Loan
224,383
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
223,356
Gogo Intermediate Holdings, LLC,
Term Loan
238,200
4.989%,  (LIBOR 3M +
3.750%), 4/30/2028
b
235,699
Gridiron Fiber Corporation, Term
Loan
148,000
5.506%,  (LIBOR 3M +
4.500%), 10/4/2028
b,d,e
144,716
Lummus Technology Holdings V,
LLC, Term Loan
442,863
4.264%,  (LIBOR 1M +
3.500%), 6/30/2027
b
425,813
Rackspace Technology Global,
Inc., Term Loan
376,200
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
366,953
Redstone Holdco 2 LP, Term Loan
135,286
5.934%,  (LIBOR 3M +
4.750%), 4/27/2028
b
129,747
77,526
8.975%,  (LIBOR 3M +
7.750%), 8/6/2029
b
71,017
SS&C Technologies, Inc., Term
Loan
20,892
2.514%,  (LIBOR 1M +
1.750%), 4/16/2025
b
20,572
20,328
2.514%,  (LIBOR 1M +
1.750%), 4/16/2025
b
20,016
Principal
Amount Bank Loans (1.9%)
a
Value
Technology (0.1%) - continued
Verscend Holding Corporation,
Term Loan
$ 89,147
4.457%,  (LIBOR 1M +
4.000%), 8/27/2025
b
$ 88,757
Total 1,935,306
Transportation (0.1%)
AAdvantage Loyalty IP, Ltd., Term
Loan
455,000
5.813%,  (LIBOR 3M +
4.750%), 4/20/2028
b
462,708
Air Canada, Term Loan
98,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
96,897
Genesee & Wyoming, Inc., Term
Loan
215,600
3.006%,  (LIBOR 3M +
2.000%), 12/30/2026
b
213,556
Hertz Corporation, Term Loan
74,437
4.014%,  (LIBOR 1M +
3.250%), 6/30/2028
b
74,075
14,135
4.014%,  (LIBOR 1M +
3.250%), 6/30/2028
b
14,066
Mileage Plus Holdings, LLC, Term
Loan
125,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
129,531
SkyMiles IP, Ltd., Term Loan
170,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
175,454
United Airlines, Inc., Term Loan
143,550
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
142,196
Total 1,308,483
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
36,794
2.750%,  (LIBOR 1M +
2.250%), 9/24/2026
b
36,702
Constellation Renewables, LLC,
Term Loan
85,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
84,599
CQP Holdco, LP, Term Loan
337,450
4.756%,  (LIBOR 3M +
3.750%), 6/4/2028
b
336,185
EnergySolutions, LLC, Term Loan
128,020
4.756%,  (LIBOR 3M +
3.750%), 5/11/2025
b,c
126,100
GIP III Stetson I, LP, Term Loan
148,000
0.000%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
144,053
Osmose Utilities Services, Inc.,
Term Loan
59,700
4.014%,  (LIBOR 1M +
3.250%), 6/22/2028
b
58,767

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.9%)
a
Value
Utilities (0.1%) - continued
PG&E Corporation, Term Loan
$ 136,227
3.813%,  (LIBOR 1M +
3.000%), 6/23/2025
b
$ 134,269
Total 920,675
Total Bank Loans
(cost $23,929,945) 23,599,538
Shares
Registered Investment
Companies ( 37.5% ) Value
Unaffiliated  (1.1%)
916 Invesco QQQ Trust Series 1
f
286,937
7,676 iShares iBoxx $ Investment Grade
Corporate Bond ETF
f
864,318
5,229 ProShares Ultra S&P 500
f
283,412
1,602 ProShares UltraPro QQQ
f
58,521
87,600 SPDR Blackstone Senior Loan ETF
f
3,895,572
5,662 SPDR Bloomberg Short Term High
Yield Bond ETF
f
144,494
17,185 SPDR S&P 500 ETF Trust
f
7,080,220
2,499 SPDR S&P Biotech ETF
g
184,501
2,529 SPDR S&P Oil & Gas Exploration
ETF
f
333,347
Total 13,131,322
Affiliated  (36.4%)
4,285,876 Thrivent Core Emerging Markets
Debt Fund 34,801,314
844,416 Thrivent Core Emerging Markets
Equity Fund 7,802,402
1,401,498 Thrivent Core International Equity
Fund 13,188,093
1,938,225 Thrivent Core Low Volatility Equity
Fund 23,975,842
254,491 Thrivent Core Small Cap Value
Fund 2,376,944
69,923 Thrivent Global Stock Fund, Class
S 1,755,071
5,676,750 Thrivent High Yield Fund, Class S 24,239,721
8,894,863 Thrivent Income Fund, Class S 74,183,154
4,391,900 Thrivent International Allocation
Fund, Class S 42,381,836
3,284,787 Thrivent Large Cap Growth Fund,
Class S 51,965,328
3,474,948 Thrivent Large Cap Value Fund,
Class S 93,997,354
3,340,058 Thrivent Limited Maturity Bond
Fund, Class S 40,381,307
794,339 Thrivent Mid Cap Stock Fund,
Class S 26,141,684
240,928 Thrivent Small Cap Stock Fund,
Class S 7,162,777
Total 444,352,827
Total Registered Investment
Companies (cost $381,316,539) 457,484,149
Principal
Amount Long-Term Fixed Income ( 36.0% ) Value
Asset-Backed Securities (1.5%)
510 Asset Backed Trust
$ 450,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
h,i
$ 419,484
Access Group, Inc.
81,890
1.168%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
80,527
Ares XL CLO, Ltd.
450,000
3.844%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,h
436,502
Ares XXXIIR CLO, Ltd.
525,000
2.506%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
525,006
Assurant CLO I, Ltd.
325,000
2.763%,  (LIBOR 3M +
1.700%), 10/20/2034, Ser.
2017-1A, Class BR
b,h
320,139
Buttermilk Park CLO, Ltd.
925,000
2.444%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
920,316
CarVal CLO II, Ltd.
475,000
2.563%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
468,889
275,000
3.063%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
271,057
CMFT Net Lease Master Issuer,
LLC
319,845
2.090%,  7/20/2051, Ser.
2021-1, Class A1
h
283,081
Commonbond Student Loan Trust
55,958
1.168%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
55,503
Credit Suisse Mortgage Trust
544,478
1.174%,  7/25/2066, Ser.
2021-NQM6, Class A1
b,h
498,715
Dewolf Park CLO, Ltd.
450,000
2.494%,  (LIBOR 3M +
1.450%), 10/15/2030, Ser.
2017-1A, Class BR
b,h
446,490
Dryden 36 Senior Loan Fund
375,000
3.094%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
369,700
FirstKey Homes Trust
1,100,000
4.493%,  5/17/2027, Ser.
2022-SFR1, Class B
h
1,091,429
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
h
510,868
Galaxy XIX CLO, Ltd.
350,000
3.034%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
340,315

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Asset-Backed Securities (1.5%) - continued
Goldentree Loan Management,
Ltd.
$ 450,000
2.463%,  (LIBOR 3M +
1.400%), 11/20/2030, Ser.
2017-2A, Class BR
b,h
$ 446,833
Harley Marine Financing, LLC
1,140,065
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
1,136,761
Home Partners of America Trust
593,287
2.302%,  12/17/2026, Ser.
2021-2, Class B
h
541,408
506,948
2.078%,  9/19/2041, Ser.
2021-1, Class C
h
436,401
Home RE, Ltd.
550,000
3.125%,  (SOFR30A +
2.850%), 10/25/2034, Ser.
2022-1, Class M1A
b,h
549,995
Laurel Road Prime Student Loan
Trust
248,220
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
244,873
Longfellow Place CLO, Ltd.
900,000
2.794%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
898,186
250,000
3.344%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
246,959
Madison Park Funding XIV, Ltd.
400,000
2.536%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
396,804
Mello Mortgage Capital
Acceptance
578,669
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,h
506,720
Mercury Financial Credit Card
Master Trust
650,000
2.500%,  9/21/2026, Ser.
2022-1A, Class A
h
620,875
National Collegiate Trust
142,135
0.963%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
139,224
OCP CLO, Ltd.
400,000
3.044%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,h
390,651
Octagon Investment Partners XVI,
Ltd.
100,000
2.444%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
99,384
OZLM IX, Ltd.
275,000
2.613%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
272,351
Progress Residential Trust
300,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
270,608
ROC Securities Trust Series
500,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,h
474,433
Principal
Amount Long-Term Fixed Income (36.0%) Value
Asset-Backed Securities (1.5%) - continued
SLM Student Loan Trust
$ 121,432
1.068%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
$ 118,612
Sound Point CLO XIV, Ltd.
550,000
3.234%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
546,682
Sound Point CLO XV, Ltd.
575,000
3.234%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,h
566,154
Sound Point CLO XXI, Ltd.
350,000
2.664%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
346,435
Stratus CLO, Ltd.
425,000
2.813%,  (LIBOR 3M +
1.750%), 12/29/2029, Ser.
2021-1A, Class C
b,h
415,124
Toorak Mortgage Corporation, Ltd.
500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
470,069
TRK Trust
453,580
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,h
422,533
Upstart Securitization Trust
69,276
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
69,072
VCAT Asset Securitization, LLC
225,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
214,837
Wind River CLO, Ltd.
350,000
2.663%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
347,348
275,000
3.063%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
270,134
Total 18,497,487
Basic Materials (0.4%)
Alcoa Nederland Holding BV
135,000 5.500%,  12/15/2027
h
134,325
Anglo American Capital plc
200,000 3.875%,  3/16/2029
h
189,569
Chemours Company
95,000 5.750%,  11/15/2028
h
89,063
Cleveland-Cliffs, Inc.
80,000 5.875%,  6/1/2027 79,600
50,000 4.625%,  3/1/2029
h
46,865
50,000 4.875%,  3/1/2031
h
46,250
Consolidated Energy Finance SA
169,000 5.625%,  10/15/2028
h
156,325
DowDuPont, Inc.
75,000 4.493%,  11/15/2025 76,315
EverArc Escrow Sarl
51,000 5.000%,  10/30/2029
h
44,718
First Quantum Minerals, Ltd.
180,000 6.875%,  10/15/2027
h
180,900

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Basic Materials (0.4%) - continued
Freeport-McMoRan, Inc.
$ 90,000 4.125%,  3/1/2028 $ 87,025
394,000 4.625%,  8/1/2030 380,596
Glencore Funding, LLC
136,000 3.375%,  9/23/2051
h
100,572
235,000 4.000%,  3/27/2027
h
230,286
Hecla Mining Company
55,000 7.250%,  2/15/2028 55,550
Hudbay Minerals, Inc.
90,000 4.500%,  4/1/2026
h
83,210
Ingevity Corporation
140,000 3.875%,  11/1/2028
h
125,300
International Flavors and
Fragrances, Inc.
225,000 3.468%,  12/1/2050
h
174,033
Kinross Gold Corporation
80,000 5.950%,  3/15/2024 82,871
Mauser Packaging Solutions
Holding Company
85,000 5.500%,  4/15/2024
h
82,981
100,000 7.250%,  4/15/2025
h
94,750
Mercer International, Inc.
80,000 5.125%,  2/1/2029 74,313
Methanex Corporation
96,000 4.250%,  12/1/2024 94,482
Mosaic Company
200,000 4.050%,  11/15/2027 198,338
Novelis Corporation
45,000 3.250%,  11/15/2026
h
41,060
50,000 4.750%,  1/30/2030
h
45,987
45,000 3.875%,  8/15/2031
h
38,588
OCI NV
76,000 4.625%,  10/15/2025
h
76,285
Olin Corporation
170,000 5.125%,  9/15/2027 168,419
10,000 5.625%,  8/1/2029 9,847
SCIL USA Holdings, LLC
78,000 5.375%,  11/1/2026
h
71,175
SPCM SA
105,000 3.375%,  3/15/2030
h
88,988
SunCoke Energy, Inc.
100,000 4.875%,  6/30/2029
h
89,655
Syngenta Finance NV
200,000 5.182%,  4/24/2028
h
200,486
Taseko Mines, Ltd.
74,000 7.000%,  2/15/2026
h
73,445
Teck Resources, Ltd.
301,000 6.125%,  10/1/2035 332,846
Unifrax Escrow Issuer Corporation
92,000 5.250%,  9/30/2028
h
81,092
United States Steel Corporation
165,000 6.875%,  3/1/2029
f
167,859
Total 4,393,969
Capital Goods (0.6%)
AECOM
165,000 5.125%,  3/15/2027 163,144
Amsted Industries, Inc.
115,000 5.625%,  7/1/2027
h
114,137
15,000 4.625%,  5/15/2030
h
13,800
Principal
Amount Long-Term Fixed Income (36.0%) Value
Capital Goods (0.6%) - continued
ARD Finance SA
$ 32,000 6.500%,  6/30/2027
h
$ 26,880
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
144,000 5.250%,  8/15/2027
h
123,660
Boeing Company
415,000 5.930%,  5/1/2060 410,909
185,000 5.040%,  5/1/2027 187,041
325,000 5.705%,  5/1/2040 324,709
Bombardier, Inc.
75,000 7.125%,  6/15/2026
h
69,000
90,000 7.875%,  4/15/2027
h
83,841
85,000 6.000%,  2/15/2028
h
73,525
Brand Industrial Services, Inc.
55,000 8.500%,  7/15/2025
h
49,087
Builders FirstSource, Inc.
70,000 5.000%,  3/1/2030
h
64,750
Carrier Global Corporation
170,000 3.577%,  4/5/2050 136,365
275,000 2.700%,  2/15/2031 239,552
Clydesdale Acquisition Holdings,
Inc.
14,000 6.625%,  4/15/2029
h
13,965
27,000 8.750%,  4/15/2030
h
24,676
CNH Industrial NV
110,000 3.850%,  11/15/2027 106,928
Cornerstone Building Brands, Inc.
120,000 6.125%,  1/15/2029
h
99,846
Covanta Holding Corporation
95,000 5.000%,  9/1/2030 85,737
Covert Mergeco, Inc.
44,000 4.875%,  12/1/2029
h
40,031
CP Atlas Buyer, Inc.
80,000 7.000%,  12/1/2028
h
66,800
Crown Cork & Seal Company, Inc.
83,000 7.375%,  12/15/2026 88,187
GFL Environmental, Inc.
72,000 4.000%,  8/1/2028
h
63,360
145,000 3.500%,  9/1/2028
h
129,050
H&E Equipment Services, Inc.
172,000 3.875%,  12/15/2028
h
149,820
Howard Midstream Energy
Partners, LLC
102,000 6.750%,  1/15/2027
h
98,824
Howmet Aerospace, Inc.
145,000 3.000%,  1/15/2029 126,534
204,000 5.950%,  2/1/2037 206,154
Ingersoll-Rand Luxembourg
Finance SA
200,000 3.500%,  3/21/2026 197,260
JELD-WEN, Inc.
80,000 6.250%,  5/15/2025
h
81,700
30,000 4.625%,  12/15/2025
h
28,275
35,000 4.875%,  12/15/2027
h
31,739
L3Harris Technologies, Inc.
309,000 3.950%,  5/28/2024 313,041
Lockheed Martin Corporation
184,000 4.500%,  5/15/2036 189,821
40,000 6.150%,  9/1/2036 46,810
Meritor, Inc.
85,000 4.500%,  12/15/2028
h
84,894

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Capital Goods (0.6%) - continued
MIWD Holdco II, LLC
$ 55,000 5.500%,  2/1/2030
h
$ 47,575
Nesco Holdings II, Inc.
60,000 5.500%,  4/15/2029
h
56,540
New Enterprise Stone and Lime
Company, Inc.
126,000 5.250%,  7/15/2028
h
115,169
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 268,495
OI European Group BV
136,000 4.750%,  2/15/2030
h
119,680
Owens-Brockway Glass Container,
Inc.
70,000 5.875%,  8/15/2023
h
70,976
Pactiv Evergreen Group
80,000 4.375%,  10/15/2028
h
70,600
PGT Innovations, Inc.
107,000 4.375%,  10/1/2029
h
93,885
Raytheon Technologies
Corporation
170,000 4.125%,  11/16/2028 170,118
200,000 4.450%,  11/16/2038 199,571
175,000 3.750%,  11/1/2046 154,773
Republic Services, Inc.
125,000 2.900%,  7/1/2026 120,396
Roper Technologies, Inc.
104,000 4.200%,  9/15/2028 104,404
165,000 1.750%,  2/15/2031 133,232
SRM Escrow Issuer, LLC
160,000 6.000%,  11/1/2028
h
153,600
Standard Industries, Inc.
90,000 4.375%,  7/15/2030
h
75,047
Textron, Inc.
275,000 3.375%,  3/1/2028 261,143
Titan Acquisition, Ltd.
55,000 7.750%,  4/15/2026
h
53,075
TransDigm, Inc.
65,000 6.250%,  3/15/2026
h
64,675
310,000 5.500%,  11/15/2027 284,267
United Rentals North America, Inc.
120,000 4.875%,  1/15/2028 116,767
90,000 4.000%,  7/15/2030 80,550
Victors Merger Corporation
60,000 6.375%,  5/15/2029
h
36,000
Waste Pro USA, Inc.
50,000 5.500%,  2/15/2026
h
44,480
WESCO Distribution, Inc.
135,000 7.250%,  6/15/2028
h
139,388
Total 7,388,258
Collateralized Mortgage Obligations (1.8%)
Alternative Loan Trust
131,344
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 93,765
Bellemeade Re, Ltd.
363,568
2.039%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
363,104
Principal
Amount Long-Term Fixed Income (36.0%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
BRAVO Residential Funding Trust
$ 73,322
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
h
$ 73,074
CHL Mortgage Pass-Through Trust
683,226
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 441,355
CIM Trust
322,070
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
322,171
Citicorp Mortgage Securities, Inc.
223,627
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 208,130
COLT Mortgage Loan Trust
610,164
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,h
578,236
Countrywide Alternative Loan Trust
141,795
2.736%,  10/25/2035, Ser.
2005-43, Class 4A1
b
129,804
413,681
7.000%,  10/25/2037, Ser.
2007-24, Class A10 196,357
Countrywide Home Loans, Inc.
80,810
5.750%,  4/25/2037, Ser.
2007-3, Class A27 48,609
Credit Suisse Mortgage Trust
325,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
b,h
312,126
450,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
b,h
434,348
314,393
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,h
295,521
940,275
3.418%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
924,688
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
36,238
6.000%,  5/25/2022, Ser.
2006-AR5, Class 23A 29,774
Federal Home Loan Mortgage
Corporation - REMIC
309,831
3.000%,  2/15/2033, Ser.
4170, Class IG
j
31,369
313,308
3.000%,  3/15/2033, Ser.
4180, Class PI
j
36,692
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 565,350
Federal Home Loan Mortgage
Corporation WI Multifamily
Certificates
850,000
2.450%,  7/25/2032, Ser.
K144, Class A2 774,550
1,000,000
2.580%,  7/25/2032, Ser.
K145, Class A2
h
921,530
1,450,000
2.920%,  7/25/2032, Ser.
K146, Class A2 1,377,123
Federal National Mortgage
Association - REMIC
534,254
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
27,192
Flagstar Mortgage Trust
321,039
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,h
299,643

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
Foundation Finance Trust
$ 296,226
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
$ 276,614
FWD Securitization Trust
162,661
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
161,946
GCAT Trust
522,943
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,h
497,869
GS Mortgage-Backed Securities
Trust
714,725
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,h
653,648
59,290
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
59,289
GSAA Home Equity Trust
886,348
4.541%,  8/25/2034, Ser.
2004-10, Class M2
i
849,169
GSR Mortgage Loan Trust
472,914
2.990%,  9/25/2034, Ser.
2004-11, Class 2A2
b
476,257
J.P. Morgan Mortgage Trust
523,642
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,h
458,063
427,300
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,h
377,453
Legacy Mortgage Asset Trust
219,500
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
216,025
LHOME Mortgage Trust
200,000
2.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
h,i
190,686
475,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
456,399
Merrill Lynch Alternative Note
Asset Trust
79,638
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 42,695
New Residential Mortgage Loan
Trust
1,163,959
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,h
1,023,543
New York Mortgage Trust
500,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
477,584
345,863
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
338,588
Oak Street Investment
390,118
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
361,350
Oaktown Re VII, Ltd.
300,000
1.889%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,h
296,547
Oaktown Re, Ltd.
503,687
1.939%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
502,981
Onslow Bay Financial, LLC
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,h
333,731
Principal
Amount Long-Term Fixed Income (36.0%) Value
Collateralized Mortgage Obligations (1.8%) -
continued
Palisades Mortgage Loan Trust
$ 800,000
2.857%,  6/25/2026, Ser.
2021-RTL1, Class A1
h,i
$ 763,590
Preston Ridge Partners Mortgage
Trust, LLC
412,145
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
393,684
Pretium Mortgage Credit Partners,
LLC
216,829
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
207,476
Residential Accredit Loans, Inc.
Trust
103,207
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 93,770
Residential Asset Securitization
Trust
471,494
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 334,656
Sequoia Mortgage Trust
262,340
2.837%,  9/20/2046, Ser.
2007-1, Class 4A1
b
196,491
Starwood Mortgage Residential
Trust
5,082
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,h
5,075
Tricon Residential Trust
400,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
h
362,401
Vericrest Opportunity Loan
Transferee
287,752
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
277,241
500,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
479,241
366,322
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
354,630
300,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
285,769
300,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
284,430
219,618
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
208,657
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
187,459
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
h,i
234,610
Verus Securitization Trust
273,243
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,h
254,265
ZH Trust
201,862
2.253%,  2/18/2027, Ser.
2021-1, Class A
h
197,427
354,407
2.349%,  10/17/2027, Ser.
2021-2, Class A
h
347,640
Total 22,003,460
Commercial Mortgage-Backed Securities (0.6%)
AMSR Trust
650,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
568,336

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Commercial Mortgage-Backed Securities (0.6%)
- continued
$ 500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
$ 433,942
325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
h
292,771
BANK 2021-BNK36
575,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 508,896
BANK 2022-BNK39
2,749,018
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
90,478
600,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 547,681
BANK 2022-BNK40
725,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
695,507
Barclays Commercial Mortgage
Securities, LLC
500,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
484,836
BBCMS Mortgage Trust
1,272,755
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
63,907
350,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
321,323
450,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 404,449
2,982,597
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
332,919
BBCMS Trust
750,000
2.492%,  7/15/2054, Ser.
2021-C10, Class A5 666,019
Benchmark Mortgage Trust
950,000
2.669%,  12/15/2054, Ser.
2021-B31, Class A5 848,232
BFLD Trust
150,000
2.254%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
147,806
BINOM Securitization Trust
321,897
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,h
300,295
GS Mortgage Securities Trust
777,750
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 775,139
Morgan Stanley Capital I Trust
2,936,880
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
342,809
Total 7,825,345
Communications Services (1.0%)
Altice France SA
110,000 5.125%,  7/15/2029
h
93,122
57,000 5.500%,  10/15/2029
h
48,450
American Tower Corporation
180,000 3.375%,  10/15/2026 172,871
135,000 2.900%,  1/15/2030 118,269
AT&T, Inc.
161,000 3.500%,  9/15/2053 126,048
175,000 2.300%,  6/1/2027 160,924
275,000 4.350%,  3/1/2029 277,624
451,000 5.250%,  3/1/2037 478,284
Principal
Amount Long-Term Fixed Income (36.0%) Value
Communications Services (1.0%) - continued
$ 200,000 4.900%,  8/15/2037 $ 202,021
160,000 5.550%,  8/15/2041 171,902
250,000 3.100%,  2/1/2043 193,442
CCO Holdings, LLC
62,000 5.500%,  5/1/2026
h
62,155
160,000 5.125%,  5/1/2027
h
155,965
115,000 4.750%,  3/1/2030
h
102,781
100,000 4.500%,  8/15/2030
h
87,250
107,000 4.750%,  2/1/2032
h
91,948
89,000 4.250%,  1/15/2034
h
70,755
Charter Communications
Operating, LLC
150,000 4.500%,  2/1/2024 151,848
225,000 4.200%,  3/15/2028 217,404
360,000 3.500%,  6/1/2041 263,069
120,000 6.484%,  10/23/2045 120,948
Clear Channel Worldwide
Holdings, Inc.
171,000 7.750%,  4/15/2028
h
161,167
Comcast Corporation
172,000 2.987%,  11/1/2063
h
121,392
140,000 3.950%,  10/15/2025 141,618
225,000 4.250%,  10/15/2030 225,836
145,000 4.400%,  8/15/2035 143,984
212,000 4.750%,  3/1/2044 210,131
125,000 4.600%,  8/15/2045 123,605
Consolidated Communications,
Inc.
85,000 5.000%,  10/1/2028
h
69,462
Cox Communications, Inc.
225,000 3.350%,  9/15/2026
h
218,396
CSC Holdings, LLC
140,000 5.375%,  2/1/2028
h
128,539
85,000 6.500%,  2/1/2029
h
80,750
123,000 4.125%,  12/1/2030
h
101,475
Cumulus Media New Holdings,
Inc.
90,000 6.750%,  7/1/2026
f,h
89,550
DIRECTV Holdings, LLC
123,000 5.875%,  8/15/2027
h
115,774
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 223,558
DISH DBS Corporation
48,000 5.250%,  12/1/2026
h
44,071
36,000 7.375%,  7/1/2028 31,478
62,000 5.750%,  12/1/2028
h
55,458
Entercom Media Corporation
189,000 6.500%,  5/1/2027
h
162,540
Frontier Communications
Holdings, LLC
105,000 5.875%,  10/15/2027
h
100,538
GCI, LLC
100,000 4.750%,  10/15/2028
h
92,750
Gray Escrow II, Inc.
190,000 5.375%,  11/15/2031
h
163,772
Gray Television, Inc.
115,000 4.750%,  10/15/2030
h
100,050
Hughes Satellite Systems
Corporation
80,000 6.625%,  8/1/2026 79,600
iHeartCommunications, Inc.
100,000 4.750%,  1/15/2028
h
90,625

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Communications Services (1.0%) - continued
Iliad Holding SASU
$ 93,000 6.500%,  10/15/2026
h
$ 89,393
LCPR Senior Secured Financing
DAC
85,000 6.750%,  10/15/2027
h
84,471
Level 3 Financing, Inc.
139,000 4.625%,  9/15/2027
h
124,926
135,000 4.250%,  7/1/2028
h
114,075
Lions Gate Capital Holdings, LLC
77,000 5.500%,  4/15/2029
h
68,260
Magallanes, Inc.
238,000 5.141%,  3/15/2052
h
212,184
204,000 4.054%,  3/15/2029
h
194,793
204,000 5.050%,  3/15/2042
h
185,850
NBN Company, Ltd.
425,000 2.625%,  5/5/2031
h
369,532
Netflix, Inc.
55,000 5.875%,  11/15/2028 56,650
138,000 5.375%,  11/15/2029
h
138,138
180,000 4.875%,  6/15/2030
h
175,502
Nexstar Escrow Corporation
140,000 5.625%,  7/15/2027
h
136,238
Omnicom Group, Inc.
95,000 3.600%,  4/15/2026 93,950
90,000 4.200%,  6/1/2030 88,481
Radiate Holdco, LLC
70,000 6.500%,  9/15/2028
h
61,600
Scripps Escrow II, Inc.
60,000 5.375%,  1/15/2031
h
53,408
Scripps Escrow, Inc.
60,000 5.875%,  7/15/2027
h
57,300
Sinclair Television Group, Inc.
165,000 5.500%,  3/1/2030
h
134,916
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
h
106,150
65,000 4.000%,  7/15/2028
h
58,744
55,000 4.125%,  7/1/2030
h
48,295
Sprint Capital Corporation
74,000 6.875%,  11/15/2028 81,222
95,000 8.750%,  3/15/2032 120,728
Sprint Corporation
275,000 7.625%,  2/15/2025 292,531
TEGNA, Inc.
97,000 4.625%,  3/15/2028 93,333
Telesat Canada
50,000 4.875%,  6/1/2027
h
34,000
20,000 6.500%,  10/15/2027
h
8,547
Terrier Media Buyer, Inc.
60,000 8.875%,  12/15/2027
h
58,643
T-Mobile USA, Inc.
350,000 2.550%,  2/15/2031 297,271
150,000 2.875%,  2/15/2031 127,328
544,000 3.500%,  4/15/2031 482,164
210,000 4.375%,  4/15/2040 193,412
United States Cellular Corporation
90,000 6.700%,  12/15/2033 92,968
Uniti Group, LP
35,000 4.750%,  4/15/2028
h
31,238
VeriSign, Inc.
80,000 4.750%,  7/15/2027 80,368
Principal
Amount Long-Term Fixed Income (36.0%) Value
Communications Services (1.0%) - continued
Verizon Communications, Inc.
$ 180,000 2.100%,  3/22/2028 $ 161,197
475,000 2.650%,  11/20/2040 359,390
VTR Finance NV
85,000 6.375%,  7/15/2028
h
77,563
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
h
120,807
Walt Disney Company
272,000 3.600%,  1/13/2051 234,783
Zayo Group Holdings, Inc.
67,000 4.000%,  3/1/2027
h
58,290
Total 12,101,838
Consumer Cyclical (1.2%)
1011778 B.C., ULC
140,000 4.375%,  1/15/2028
h
127,750
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
92,000 10.500%,  2/15/2028
h
83,030
Allied Universal Holdco, LLC
45,000 6.625%,  7/15/2026
h
43,490
170,000 4.625%,  6/1/2028
h
150,450
50,000 6.000%,  6/1/2029
h
41,375
Allison Transmission, Inc.
110,000 3.750%,  1/30/2031
h
95,150
Amazon.com, Inc.
500,000 3.100%,  5/12/2051 411,607
200,000 3.875%,  8/22/2037 194,696
120,000 4.050%,  8/22/2047 116,904
American Axle & Manufacturing,
Inc.
165,000 6.500%,  4/1/2027
f
153,759
Arko Corporation
63,000 5.125%,  11/15/2029
h
55,755
Ashton Woods USA, LLC
70,000 4.625%,  8/1/2029
h
58,901
BellRing Brands, Inc.
110,000 7.000%,  3/15/2030
h
107,525
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
h
94,951
Boyne USA, Inc.
80,000 4.750%,  5/15/2029
h
74,200
Brookfield Property REIT, Inc.
55,000 5.750%,  5/15/2026
h
53,247
Brookfield Residential Properties,
Inc.
100,000 6.250%,  9/15/2027
h
93,820
105,000 5.000%,  6/15/2029
h
92,867
Caesars Entertainment, Inc.
147,000 6.250%,  7/1/2025
h
148,598
50,000 8.125%,  7/1/2027
h
52,250
107,000 4.625%,  10/15/2029
h
91,752
Carnival Corporation
20,000 10.500%,  2/1/2026
h
22,000
190,000 7.625%,  3/1/2026
h
185,962
160,000 5.750%,  3/1/2027
h
144,882
30,000 6.000%,  5/1/2029
h
26,925
Cedar Fair, LP
44,000 5.375%,  4/15/2027 42,787
166,000 5.250%,  7/15/2029 157,077

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Consumer Cyclical (1.2%) - continued
Cengage Learning, Inc.
$ 167,000 9.500%,  6/15/2024
h
$ 163,660
Churchill Downs, Inc.
70,000 4.750%,  1/15/2028
h
65,540
Cinemark USA, Inc.
112,000 5.875%,  3/15/2026
f,h
104,440
Clarios Global, LP
50,000 8.500%,  5/15/2027
h
49,969
Cushman & Wakefield US
Borrower, LLC
50,000 6.750%,  5/15/2028
h
51,001
D.R. Horton, Inc.
275,000 2.600%,  10/15/2025 263,273
Daimler Trucks Finance North
America, LLC
213,000 2.000%,  12/14/2026
h
194,666
Dana, Inc.
95,000 5.625%,  6/15/2028 90,606
Empire Communities Corporation
100,000 7.000%,  12/15/2025
h
94,750
Expedia Group, Inc.
540,000 3.250%,  2/15/2030 481,697
Ford Motor Company
55,000 3.250%,  2/12/2032 44,698
Ford Motor Credit Company, LLC
95,000 4.063%,  11/1/2024 92,925
375,000 2.300%,  2/10/2025 348,262
240,000 4.134%,  8/4/2025 230,400
195,000 2.700%,  8/10/2026 173,839
Forestar Group, Inc.
70,000 3.850%,  5/15/2026
h
63,000
Gap, Inc.
35,000 3.625%,  10/1/2029
h
28,469
General Motors Company
165,000 6.125%,  10/1/2025 174,175
300,000 6.800%,  10/1/2027 322,555
373,000 5.000%,  4/1/2035 352,997
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 160,257
GLP Capital, LP
255,000 5.750%,  6/1/2028 267,391
Goodyear Tire & Rubber Company
75,000 5.000%,  7/15/2029 66,878
40,000 5.250%,  7/15/2031 34,500
Guitar Center Escrow Issuer II, Inc.
35,000 8.500%,  1/15/2026
h
35,077
Hanesbrands, Inc.
91,000 4.875%,  5/15/2026
h
88,953
Herc Holdings, Inc.
90,000 5.500%,  7/15/2027
h
88,173
Hilton Domestic Operating
Company, Inc.
165,000 4.875%,  1/15/2030 159,176
Hilton Grand Vacations Borrower
Escrow, LLC
120,000 5.000%,  6/1/2029
h
108,300
Home Depot, Inc.
205,000 5.400%,  9/15/2040 228,192
120,000 4.250%,  4/1/2046 116,148
345,000 3.900%,  6/15/2047 318,394
Principal
Amount Long-Term Fixed Income (36.0%) Value
Consumer Cyclical (1.2%) - continued
Hyundai Capital America
$ 225,000 1.800%,  1/10/2028
h
$ 193,856
Hyundai Capital Services, Inc.
200,000 2.125%,  4/24/2025
h
189,346
International Game Technology plc
121,000 5.250%,  1/15/2029
h
114,753
Jacobs Entertainment, Inc.
56,000 6.750%,  2/15/2029
h
54,863
KB Home
105,000 4.800%,  11/15/2029 95,713
Kia Corporation
250,000 2.375%,  2/14/2025
h
240,744
Kohl's Corporation
250,000 3.375%,  5/1/2031 236,827
275,000 5.550%,  7/17/2045 266,031
L Brands, Inc.
150,000 6.625%,  10/1/2030
h
149,191
30,000 6.875%,  11/1/2035 29,310
Lennar Corporation
300,000 4.750%,  5/30/2025 305,582
Lowe's Companies, Inc.
340,000 2.625%,  4/1/2031 298,017
Macy's Retail Holdings, LLC
95,000 5.875%,  4/1/2029
h
90,119
238,000 6.125%,  3/15/2032
h
220,150
Magic MergerCo, Inc.
66,000 5.250%,  5/1/2028
h
56,722
Marriott International, Inc.
29,000 5.750%,  5/1/2025 30,394
350,000 4.625%,  6/15/2030 345,111
Mastercard, Inc.
140,000 3.950%,  2/26/2048 134,805
Mattamy Group Corporation
77,000 5.250%,  12/15/2027
h
71,995
McDonald's Corporation
200,000 4.450%,  3/1/2047 192,350
MDC Holdings, Inc.
375,000 2.500%,  1/15/2031 301,097
MGM Resorts International
170,000 6.000%,  3/15/2023 171,913
NCL Corporation, Ltd.
126,000 3.625%,  12/15/2024
h
117,180
42,000 5.875%,  2/15/2027
h
40,036
Nissan Motor Acceptance
Company, LLC
300,000 1.125%,  9/16/2024
h
278,798
Penn National Gaming, Inc.
95,000 4.125%,  7/1/2029
h
80,156
PetSmart, Inc./PetSmart Finance
Corporation
125,000 4.750%,  2/15/2028
h
116,250
94,000 7.750%,  2/15/2029
h
93,530
Real Hero Merger Sub 2, Inc.
60,000 6.250%,  2/1/2029
h
48,663
Realogy Group, LLC
100,000 5.750%,  1/15/2029
h
83,827
Rite Aid Corporation
49,000 7.500%,  7/1/2025
h
41,951
Royal Caribbean Cruises, Ltd.
145,000 9.125%,  6/15/2023
h
149,689

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Consumer Cyclical (1.2%) - continued
$ 125,000 4.250%,  7/1/2026
h
$ 113,149
30,000 5.375%,  7/15/2027
h
27,568
70,000 5.500%,  4/1/2028
h
63,875
Scientific Games International, Inc.
100,000 7.250%,  11/15/2029
h
104,970
39,000 6.625%,  3/1/2030
h
37,050
SeaWorld Parks and
Entertainment, Inc.
41,000 5.250%,  8/15/2029
h
37,307
Six Flags Theme Parks, Inc.
90,000 7.000%,  7/1/2025
h
93,488
Staples, Inc.
79,000 7.500%,  4/15/2026
h
75,445
71,000 10.750%,  4/15/2027
h
62,906
Station Casinos, LLC
74,000 4.625%,  12/1/2031
h
62,016
Target Corporation
275,000 2.250%,  4/15/2025 266,984
Tenneco, Inc.
100,000 5.000%,  7/15/2026 95,875
Toll Brothers Finance Corporation
360,000 3.800%,  11/1/2029
f
326,749
Travel + Leisure Company
70,000 6.625%,  7/31/2026
h
71,665
Uber Technologies, Inc.
60,000 6.250%,  1/15/2028
f,h
59,400
Wabash National Corporation
97,000 4.500%,  10/15/2028
h
81,189
Walmart, Inc.
125,000 3.250%,  7/8/2029 122,242
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
h
55,922
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
h
104,638
ZF North America Capital, Inc.
85,000 4.750%,  4/29/2025
h
83,085
Total 14,768,563
Consumer Non-Cyclical (1.2%)
Abbott Laboratories
340,000 4.750%,  11/30/2036 367,761
AbbVie, Inc.
75,000 2.950%,  11/21/2026 71,820
100,000 4.500%,  5/14/2035 98,797
325,000 4.300%,  5/14/2036 314,217
200,000 4.850%,  6/15/2044 199,680
225,000 4.875%,  11/14/2048 225,373
Albertson's Companies, Inc.
136,000 3.500%,  3/15/2029
h
114,566
Altria Group, Inc.
85,000 5.800%,  2/14/2039 84,186
Amgen, Inc.
200,000 4.200%,  2/22/2052 180,052
Anheuser-Busch Companies, LLC
225,000 4.700%,  2/1/2036 222,675
Anheuser-Busch InBev Worldwide,
Inc.
500,000 4.750%,  4/15/2058 470,023
250,000 4.375%,  4/15/2038 238,799
Principal
Amount Long-Term Fixed Income (36.0%) Value
Consumer Non-Cyclical (1.2%) - continued
Anthem, Inc.
$ 250,000 3.125%,  5/15/2050 $ 194,042
220,000 4.625%,  5/15/2042 216,020
Archer-Daniels-Midland Company
260,000 2.700%,  9/15/2051 202,649
AstraZeneca plc
360,000 3.000%,  5/28/2051
f
295,505
Bausch Health Companies, Inc.
295,000 5.000%,  1/30/2028
h
217,613
182,000 5.000%,  2/15/2029
h
127,992
Becton, Dickinson and Company
225,000 3.794%,  5/20/2050 194,170
160,000 3.700%,  6/6/2027 157,260
Bristol-Myers Squibb Company
136,000 3.550%,  3/15/2042 121,476
Bunge, Ltd. Finance Corporation
365,000 2.750%,  5/14/2031 315,413
Cargill, Inc.
140,000 3.125%,  5/25/2051
h
113,116
Centene Corporation
155,000 4.250%,  12/15/2027 150,350
18,000 4.625%,  12/15/2029 17,433
170,000 3.000%,  10/15/2030 147,900
370,000 2.625%,  8/1/2031 307,363
Central Garden & Pet Company
130,000 4.125%,  10/15/2030 112,376
Community Health Systems, Inc.
40,000 5.625%,  3/15/2027
h
38,130
24,000 8.000%,  12/15/2027
h
24,863
70,000 6.000%,  1/15/2029
h
66,163
185,000 6.875%,  4/15/2029
h
162,249
Conagra Brands, Inc.
105,000 4.300%,  5/1/2024 106,317
Constellation Brands, Inc.
190,000 3.600%,  2/15/2028 182,945
110,000 2.875%,  5/1/2030 97,810
Coty, Inc.
76,000 5.000%,  4/15/2026
h
72,189
CVS Health Corporation
245,000 4.875%,  7/20/2035 249,433
Danaher Corporation
131,000 2.800%,  12/10/2051 96,864
DaVita, Inc.
104,000 4.625%,  6/1/2030
h
90,480
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
h
82,237
Eli Lilly and Company
207,000 2.500%,  9/15/2060 143,780
Embecta Corporation
32,000 6.750%,  2/15/2030
h
31,040
Encompass Health Corporation
160,000 4.500%,  2/1/2028
f
147,925
Endo Finance, LLC
45,000 9.500%,  7/31/2027
f,h
35,509
Energizer Holdings, Inc.
100,000 4.750%,  6/15/2028
h
87,922
H. J. Heinz Company
30,000 5.200%,  7/15/2045 29,344
HCA, Inc.
325,000 5.375%,  2/1/2025 334,344

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Consumer Non-Cyclical (1.2%) - continued
$ 472,000 3.500%,  9/1/2030 $ 422,832
HFC Prestige Products, Inc.
123,000 4.750%,  1/15/2029
h
109,470
HLF Financing SARL, LLC
169,000 4.875%,  6/1/2029
h
136,031
Humana, Inc.
135,000 2.150%,  2/3/2032 111,119
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
h
186,632
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
204,000 4.375%,  2/2/2052
h
165,583
20,000 6.500%,  4/15/2029
h
20,700
135,000 5.500%,  1/15/2030
h
133,312
204,000 3.000%,  5/15/2032
h
170,007
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 206,661
Kraft Foods Group, Inc.
55,000 5.000%,  6/4/2042 52,905
Kraft Heinz Foods Company
200,000 3.875%,  5/15/2027 195,575
97,000 3.750%,  4/1/2030 92,146
180,000 4.375%,  6/1/2046 157,705
Mattel, Inc.
105,000 3.375%,  4/1/2026
h
102,113
170,000 5.450%,  11/1/2041 170,637
Medtronic, Inc.
204,000 4.375%,  3/15/2035 210,067
Molina Healthcare, Inc.
130,000 4.375%,  6/15/2028
h
121,503
Mozart Debt Merger Sub, Inc.
91,000 3.875%,  4/1/2029
h
79,512
84,000 5.250%,  10/1/2029
h
73,080
Newell Brands, Inc.
197,000 4.450%,  4/1/2026 195,314
Ortho-Clinical Diagnostics, Inc.
60,000 7.250%,  2/1/2028
h
60,600
Owens & Minor, Inc.
69,000 6.625%,  4/1/2030
h
67,543
Par Pharmaceutical, Inc.
100,000 7.500%,  4/1/2027
h
91,238
Pilgrim's Pride Corporation
94,000 3.500%,  3/1/2032
h
79,430
Post Holdings, Inc.
40,000 5.750%,  3/1/2027
h
39,450
39,000 5.625%,  1/15/2028
h
36,875
37,000 5.500%,  12/15/2029
h
33,670
80,000 4.500%,  9/15/2031
h
66,528
Prime Security Services Borrower,
LLC/Prime Finance Inc.
255,000 5.750%,  4/15/2026
h
244,481
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 294,991
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
h
130,644
Scotts Miracle-Gro Company
130,000 4.500%,  10/15/2029 114,075
SEG Holding, LLC
130,000 5.625%,  10/15/2028
h
126,865
Principal
Amount Long-Term Fixed Income (36.0%) Value
Consumer Non-Cyclical (1.2%) - continued
Simmons Foods, Inc.
$ 164,000 4.625%,  3/1/2029
h
$ 147,989
Spectrum Brands, Inc.
85,000 5.000%,  10/1/2029
h
79,050
40,000 5.500%,  7/15/2030
h
37,224
Syneos Health, Inc.
95,000 3.625%,  1/15/2029
h
84,042
Sysco Corporation
350,000 6.600%,  4/1/2040 417,101
Teleflex, Inc.
140,000 4.250%,  6/1/2028
h
131,950
Tenet Healthcare Corporation
41,000 4.625%,  7/15/2024 40,888
68,000 6.250%,  2/1/2027
h
67,490
285,000 5.125%,  11/1/2027
h
276,725
50,000 6.125%,  10/1/2028
h
47,998
Teva Pharmaceutical Finance
Netherlands III BV
70,000 3.150%,  10/1/2026 60,026
Thermo Fisher Scientific, Inc.
230,000 2.000%,  10/15/2031 193,361
TreeHouse Foods, Inc.
109,000 4.000%,  9/1/2028 88,815
United Natural Foods, Inc.
65,000 6.750%,  10/15/2028
h
65,047
UnitedHealth Group, Inc.
380,000 4.625%,  7/15/2035 389,197
Valeant Pharmaceuticals
International, Inc.
34,000 8.500%,  1/31/2027
f,h
32,173
Zoetis, Inc.
275,000 4.700%,  2/1/2043 274,659
Total 14,491,200
Energy (0.9%)
Antero Resources Corporation
100,000 5.375%,  3/1/2030
h
97,709
Archrock Partners, LP/Archrock
Partners Finance Corporation
105,000 6.250%,  4/1/2028
h
101,850
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
55,000 6.625%,  7/15/2026
h
55,069
BP Capital Markets America, Inc.
440,000 2.939%,  6/4/2051 325,859
150,000 3.543%,  4/6/2027 147,603
Buckeye Partners, LP
120,000 3.950%,  12/1/2026 113,400
Callon Petroleum Company
79,000 8.250%,  7/15/2025 79,198
Canadian Natural Resources, Ltd.
90,000 2.050%,  7/15/2025 84,745
140,000 2.950%,  7/15/2030 125,400
Cenovus Energy, Inc.
40,000 5.375%,  7/15/2025 41,482
Cheniere Corpus Christi Holdings,
LLC
112,000 2.742%,  12/31/2039 91,154
Cheniere Energy Partners, LP
20,000 4.500%,  10/1/2029 19,150
43,000 3.250%,  1/31/2032
h
36,765

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Energy (0.9%) - continued
Cheniere Energy, Inc.
$ 82,000 4.625%,  10/15/2028 $ 79,335
Chesapeake Energy Corporation
70,000 6.750%,  4/15/2029
h
70,438
CNX Resources Corporation
55,000 6.000%,  1/15/2029
h
54,261
Comstock Resources, Inc.
75,000 5.875%,  1/15/2030
h
72,173
ConocoPhillips
220,000 6.500%,  2/1/2039 271,769
Continental Resources, Inc.
102,000 2.268%,  11/15/2026
h
93,180
238,000 5.750%,  1/15/2031
h
243,317
CrownRock Finance, Inc.
96,000 5.625%,  10/15/2025
h
96,000
Devon Energy Corporation
429,000 4.500%,  1/15/2030 419,095
DT Midstream, Inc.
100,000 4.125%,  6/15/2029
h
91,000
35,000 4.375%,  6/15/2031
h
31,356
Enbridge, Inc.
350,000 2.500%,  2/14/2025 339,053
Endeavor Energy Resources, LP
80,000 5.750%,  1/30/2028
h
80,206
Energy Transfer, LP
150,000 4.000%,  10/1/2027 145,117
155,000 4.900%,  3/15/2035 146,753
50,000 5.150%,  2/1/2043 45,527
275,000 6.000%,  6/15/2048 269,178
EnLink Midstream Partners, LP
115,000 4.850%,  7/15/2026 111,838
Enterprise Products Operating,
LLC
175,000 3.300%,  2/15/2053 131,497
EQT Corporation
204,000 6.625%,  2/1/2025 212,321
35,000 3.125%,  5/15/2026
h
32,997
97,000 3.900%,  10/1/2027 92,875
Equinor ASA
275,000 3.000%,  4/6/2027 266,638
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 257,414
Ferrellgas, LP
68,000 5.375%,  4/1/2026
h
61,540
Genesis Energy, LP
50,000 6.500%,  10/1/2025 47,500
50,000 8.000%,  1/15/2027 49,037
Halliburton Company
250,000 4.850%,  11/15/2035 252,448
136,000 5.000%,  11/15/2045 130,697
Harvest Midstream, LP
159,000 7.500%,  9/1/2028
h
161,331
Hess Midstream Operations, LP
80,000 5.625%,  2/15/2026
h
80,000
48,000 5.500%,  10/15/2030
h
47,294
Hilcorp Energy I, LP/Hilcorp
Finance Company
125,000 5.750%,  2/1/2029
h
122,500
37,000 6.250%,  4/15/2032
h
36,049
Principal
Amount Long-Term Fixed Income (36.0%) Value
Energy (0.9%) - continued
Holly Energy Partners, LP/Holly
Energy Finance Corporation
$ 58,000 6.375%,  4/15/2027
h
$ 59,160
ITT Holdings, LLC
90,000 6.500%,  8/1/2029
h
79,650
Laredo Petroleum, Inc.
155,000 7.750%,  7/31/2029
h
151,900
Magellan Midstream Partners, LP
130,000 5.000%,  3/1/2026 134,789
Marathon Petroleum Corporation
35,000 6.500%,  3/1/2041 39,439
MPLX, LP
402,000 4.875%,  6/1/2025 410,023
Murphy Oil Corporation
70,000 5.875%,  12/1/2027 69,475
Nabors Industries, Ltd.
110,000 7.250%,  1/15/2026
h
107,502
National Fuel Gas Company
340,000 5.500%,  1/15/2026 350,584
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 89,550
Oasis Petroleum, Inc.
90,000 6.375%,  6/1/2026
h
90,437
Occidental Petroleum Corporation
40,000 8.500%,  7/15/2027 45,100
60,000 6.450%,  9/15/2036 65,100
ONEOK, Inc.
70,000 2.200%,  9/15/2025 65,665
Ovintiv Exploration, Inc.
60,000 5.625%,  7/1/2024 62,353
128,000 5.375%,  1/1/2026 132,667
PBF Holding Company, LLC
60,000 9.250%,  5/15/2025
h
62,201
Precision Drilling Corporation
75,000 6.875%,  1/15/2029
h
72,767
Range Resources Corporation
118,000 4.750%,  2/15/2030
h
112,556
Sabine Pass Liquefaction, LLC
475,000 4.500%,  5/15/2030 471,309
Schlumberger Holdings
Corporation
180,000 4.000%,  12/21/2025
h
180,504
SM Energy Company
75,000 6.625%,  1/15/2027 74,616
50,000 6.500%,  7/15/2028 49,293
Southwestern Energy Company
70,000 5.375%,  2/1/2029 69,146
68,000 5.375%,  3/15/2030 67,140
48,000 4.750%,  2/1/2032 45,390
Sunoco, LP
90,000 5.875%,  3/15/2028 88,650
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
163,000 5.500%,  1/15/2028
h
151,942
Targa Resources Corporation
238,000 4.200%,  2/1/2033 225,568
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
h
64,675

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Energy (0.9%) - continued
Transocean Proteus, Ltd.
$ 35,000 6.250%,  12/1/2024
h
$ 34,388
Transocean, Inc.
70,000 11.500%,  1/30/2027
h
69,632
USA Compression Partners, LP
92,000 6.875%,  4/1/2026 90,160
Venture Global Calcasieu Pass,
LLC
97,000 3.875%,  8/15/2029
h
88,513
55,000 4.125%,  8/15/2031
h
49,913
W&T Offshore, Inc.
45,000 9.750%,  11/1/2023
h
44,694
Weatherford International, Ltd.
106,000 8.625%,  4/30/2030
h
104,925
Western Midstream Operating, LP
147,000 3.950%,  6/1/2025 141,785
40,000 5.500%,  8/15/2048 35,600
Williams Companies, Inc.
225,000 7.500%,  1/15/2031 265,775
Total 10,575,654
Financials (3.1%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
14,000 4.625%,  7/1/2022 14,045
230,000 3.500%,  1/15/2025 221,172
175,000 3.875%,  1/23/2028 160,627
150,000 3.400%,  10/29/2033 123,117
Air Lease Corporation
540,000 3.000%,  2/1/2030 469,840
101,000 2.875%,  1/15/2032 83,280
Aircastle, Ltd.
225,000 5.250%,  8/11/2025
h
224,439
225,000 2.850%,  1/26/2028
h
196,388
Alliant Holdings Intermediate, LLC
48,000 6.750%,  10/15/2027
h
45,390
Ally Financial, Inc.
253,000 5.750%,  11/20/2025 259,908
270,000 8.000%,  11/1/2031 321,196
Altice Financing SA
50,000 5.750%,  8/15/2029
h
42,125
American Express Company
200,000 3.375%,  5/3/2024 199,840
325,000 2.250%,  3/4/2025 313,429
American Finance Trust, Inc.
77,000 4.500%,  9/30/2028
h
65,561
American Homes 4 Rent, LP
300,000 2.375%,  7/15/2031 247,972
American International Group, Inc.
390,000 3.900%,  4/1/2026 388,123
AmWINS Group, Inc.
70,000 4.875%,  6/30/2029
h
64,073
Ares Capital Corporation
203,000 3.250%,  7/15/2025 193,293
400,000 3.875%,  1/15/2026 384,012
200,000 2.150%,  7/15/2026 177,394
Associated Banc-Corporation
275,000 4.250%,  1/15/2025 276,395
Principal
Amount Long-Term Fixed Income (36.0%) Value
Financials (3.1%) - continued
Australia and New Zealand
Banking Group, Ltd.
$ 250,000 2.950%,  7/22/2030
b,h
$ 237,414
Aviation Capital Group, LLC
300,000 5.500%,  12/15/2024
h
304,497
Avolon Holdings Funding, Ltd.
112,000 5.250%,  5/15/2024
h
112,832
135,000 4.250%,  4/15/2026
h
129,451
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
h
205,000
Banco Santander SA
200,000 4.175%,  3/24/2028
b
194,028
Bank of America Corporation
200,000 4.200%,  8/26/2024 201,837
300,000 4.000%,  1/22/2025 299,824
225,000 1.734%,  7/22/2027
b
201,911
205,000 3.824%,  1/20/2028
b
199,299
180,000 2.087%,  6/14/2029
b
156,302
425,000 3.974%,  2/7/2030
b
410,272
125,000 2.496%,  2/13/2031
b
107,203
165,000 2.592%,  4/29/2031
b
142,465
325,000 1.922%,  10/24/2031
b
264,262
204,000 2.972%,  2/4/2033
b
177,511
409,000 4.571%,  4/27/2033
b
407,181
275,000 3.846%,  3/8/2037
b
244,695
400,000 4.244%,  4/24/2038
b
379,333
Bank of Montreal
203,000 1.500%,  1/10/2025 192,551
Barclays plc
410,000 4.972%,  5/16/2029
b
411,496
Blackstone Private Credit Fund
203,000 2.700%,  1/15/2025
h
190,823
BNP Paribas SA
340,000 3.132%,  1/20/2033
b,h
291,632
BPCE SA
315,000 3.500%,  10/23/2027
h
297,254
Camden Property Trust
150,000 3.150%,  7/1/2029 141,824
Canpack SA/Canpack US LLC
150,000 3.125%,  11/1/2025
h
138,696
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 199,494
225,000 2.636%,  3/3/2026
b
215,837
Cascades USA, Inc.
90,000 5.125%,  1/15/2026
h
87,525
Charles Schwab Corporation
350,000 2.450%,  3/3/2027 329,379
Chobani, LLC
56,000 7.500%,  4/15/2025
h
52,502
100,000 4.625%,  11/15/2028
h
90,000
Chubb INA Holdings, Inc.
138,000 4.350%,  11/3/2045 135,508
Citigroup, Inc.
207,000 0.981%,  5/1/2025
b
195,178
370,000 4.400%,  6/10/2025 371,985
152,000 1.281%,  11/3/2025
b
142,141
160,000 3.200%,  10/21/2026 154,220
240,000 3.668%,  7/24/2028
b
230,827
120,000 4.125%,  7/25/2028 116,490
225,000 3.520%,  10/27/2028
b
214,041
162,000 4.650%,  7/23/2048 159,645

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Financials (3.1%) - continued
Coinbase Global, Inc.
$ 48,000 3.375%,  10/1/2028
h
$ 37,269
48,000 3.625%,  10/1/2031
h
35,459
Commerzbank AG
200,000 8.125%,  9/19/2023
h
208,160
Corebridge Financial, Inc.
272,000 4.400%,  4/5/2052
h
242,561
102,000 4.350%,  4/5/2042
h
92,241
Credit Acceptance Corporation
120,000 5.125%,  12/31/2024
*
118,561
Credit Agricole SA
187,000 6.875%,  9/23/2024
b,h,k
187,935
Credit Suisse Group AG
200,000 7.250%,  9/12/2025
b,h,k
195,040
350,000 2.193%,  6/5/2026
b,h
323,078
Danske Bank AS
250,000 3.773%,  3/28/2025
b,h
247,215
200,000 0.976%,  9/10/2025
b,h
185,784
200,000 3.244%,  12/20/2025
b,h
194,094
Deutsche Bank AG
160,000 2.311%,  11/16/2027
b
141,482
300,000 3.729%,  1/14/2032
b
247,706
Discover Bank
260,000 4.682%,  8/9/2028
b
261,681
Drawbridge Special Opportunities
Fund, LP
155,000 3.875%,  2/15/2026
h
146,278
Duke Realty, LP
150,000 2.875%,  11/15/2029 137,484
EPR Properties
105,000 4.950%,  4/15/2028 100,950
155,000 3.600%,  11/15/2031 131,299
ERP Operating, LP
54,000 3.375%,  6/1/2025 53,725
First Horizon Bank
90,000 5.750%,  5/1/2030 96,559
First Horizon National Corporation
350,000 4.000%,  5/26/2025 349,214
First-Citizens Bank & Trust
Company
225,000 6.125%,  3/9/2028 240,974
Fortress Transportation and
Infrastructure Investors, LLC
60,000 6.500%,  10/1/2025
h
57,150
35,000 9.750%,  8/1/2027
h
35,709
55,000 5.500%,  5/1/2028
h
47,437
FS KKR Capital Corporation
172,000 1.650%,  10/12/2024 161,039
180,000 4.250%,  2/14/2025
h
172,920
225,000 3.400%,  1/15/2026 211,629
GE Capital International Funding
Company
484,000 4.418%,  11/15/2035 473,047
Genworth Mortgage Holdings, Inc.
52,000 6.500%,  8/15/2025
h
51,734
Global Net Lease, Inc.
141,000 3.750%,  12/15/2027
h
126,577
Goldman Sachs Group, Inc.
200,000 3.625%,  2/20/2024 200,372
389,000 0.925%,  10/21/2024
b
373,796
174,000 1.948%,  10/21/2027
b
156,264
Principal
Amount Long-Term Fixed Income (36.0%) Value
Financials (3.1%) - continued
$ 85,000 1.992%,  1/27/2032
b
$ 68,667
476,000 3.102%,  2/24/2033
b
415,980
210,000 4.750%,  10/21/2045 207,796
HCP, Inc.
47,000 3.400%,  2/1/2025 46,672
HSBC Holdings plc
363,000 1.162%,  11/22/2024
b
348,148
275,000 3.803%,  3/11/2025
b
273,508
300,000 2.999%,  3/10/2026
b
289,040
350,000 3.900%,  5/25/2026 344,678
HUB International, Ltd.
37,000 7.000%,  5/1/2026
h
36,673
72,000 5.625%,  12/1/2029
h
66,060
Icahn Enterprises, LP
112,000 4.750%,  9/15/2024 109,200
105,000 6.375%,  12/15/2025 104,212
70,000 6.250%,  5/15/2026 69,399
35,000 5.250%,  5/15/2027 32,696
Invitation Homes Operating
Partnership, LP
170,000 2.000%,  8/15/2031 136,106
Iron Mountain, Inc.
150,000 4.875%,  9/15/2027
h
143,250
iStar, Inc.
120,000 4.250%,  8/1/2025 114,376
J.P. Morgan Chase & Company
145,000 3.125%,  1/23/2025 143,352
180,000 0.824%,  6/1/2025
b
169,355
197,000 1.561%,  12/10/2025
b
185,438
250,000 1.040%,  2/4/2027
b
222,613
270,000 1.578%,  4/22/2027
b
244,247
300,000 2.947%,  2/24/2028
b
282,416
275,000 4.203%,  7/23/2029
b
270,069
175,000 2.522%,  4/22/2031
b
152,026
340,000 1.953%,  2/4/2032
b
277,615
273,000 4.586%,  4/26/2033
b
274,235
280,000 3.882%,  7/24/2038
b
257,331
Jefferies Finance, LLC
100,000 5.000%,  8/15/2028
h
91,001
Kimco Realty Corporation
270,000 3.300%,  2/1/2025 266,546
Lloyds Banking Group plc
450,000 3.870%,  7/9/2025
b
449,182
LPL Holdings, Inc.
100,000 4.000%,  3/15/2029
h
91,000
Macquarie Group, Ltd.
276,000 1.201%,  10/14/2025
b,h
257,758
Massachusetts Mutual Life
Insurance Company
275,000 3.200%,  12/1/2061
h
201,044
Mitsubishi UFJ Financial Group,
Inc.
200,000 0.962%,  10/11/2025
b
186,408
200,000 3.287%,  7/25/2027 191,887
250,000 2.048%,  7/17/2030 207,575
Morgan Stanley
300,000 2.630%,  2/18/2026
b
288,794
110,000 2.188%,  4/28/2026
b
103,743
275,000 4.350%,  9/8/2026 275,412
240,000 3.591%,  7/22/2028
b
229,877
350,000 3.622%,  4/1/2031
b
327,497
238,000 5.297%,  4/20/2037
b
238,044

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Financials (3.1%) - continued
$ 260,000 2.802%,  1/25/2052
b
$ 189,157
MPT Operating Partnership, LP
97,000 4.625%,  8/1/2029 89,631
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 115,635
Nationstar Mortgage Holdings,
Inc.
69,000 6.000%,  1/15/2027
h
66,930
NatWest Group plc
100,000 4.445%,  5/8/2030
b
97,079
380,000 3.032%,  11/28/2035
b
318,541
Navient Corporation
70,000 5.500%,  1/25/2023 70,350
14,000 6.750%,  6/25/2025 13,965
35,000 5.000%,  3/15/2027 31,860
Nippon Life Insurance Company
250,000 5.100%,  10/16/2044
b,h
251,250
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 259,503
225,000 3.375%,  2/1/2031 188,350
OneMain Finance Corporation
83,000 6.875%,  3/15/2025 83,415
100,000 7.125%,  3/15/2026 101,250
50,000 3.500%,  1/15/2027 43,926
55,000 6.625%,  1/15/2028 54,323
Owl Rock Capital Corporation
90,000 4.250%,  1/15/2026 86,881
225,000 3.400%,  7/15/2026 207,506
Owl Rock Core Income
Corporation
170,000 4.700%,  2/8/2027
h
160,331
Owl Rock Technology Finance
Corporation
90,000 4.750%,  12/15/2025
h
87,228
Park Aerospace Holdings, Ltd.
112,000 4.500%,  3/15/2023
h
112,316
Park Intermediate Holdings, LLC
40,000 4.875%,  5/15/2029
h
36,640
PennyMac Financial Services, Inc.
95,000 4.250%,  2/15/2029
h
76,373
Playtika Holding Corporation
87,000 4.250%,  3/15/2029
h
78,384
PRA Group, Inc.
51,000 7.375%,  9/1/2025
h
52,770
Principal Life Global Funding II
300,000 1.250%,  8/16/2026
h
268,819
Prudential Financial, Inc.
258,000 5.125%,  3/1/2052
b
250,905
75,000 3.700%,  3/13/2051 64,953
Radian Group, Inc.
70,000 4.875%,  3/15/2027 67,551
Realty Income Corporation
75,000 4.125%,  10/15/2026 75,679
225,000 2.850%,  12/15/2032 199,258
Regency Centers, LP
215,000 4.125%,  3/15/2028 212,803
Reinsurance Group of America,
Inc.
78,000 4.700%,  9/15/2023 79,290
Rocket Mortgage Co-Issuer, Inc.
105,000 3.625%,  3/1/2029
h
89,775
Principal
Amount Long-Term Fixed Income (36.0%) Value
Financials (3.1%) - continued
Santander UK Group Holdings plc
$ 360,000 1.673%,  6/14/2027
b
$ 319,461
Service Properties Trust
39,000 4.650%,  3/15/2024 36,757
79,000 7.500%,  9/15/2025 78,852
30,000 4.750%,  10/1/2026 25,800
50,000 4.950%,  2/15/2027 43,329
70,000 5.500%,  12/15/2027 63,700
Simon Property Group, LP
375,000 3.800%,  7/15/2050 326,296
Societe Generale SA
132,000 4.750%,  11/24/2025
h
131,719
Spirit Realty, LP
375,000 2.100%,  3/15/2028 326,434
Standard Chartered plc
441,000 1.822%,  11/23/2025
b,h
412,582
Sumitomo Mitsui Financial Group,
Inc.
120,000 3.010%,  10/19/2026 114,621
250,000 1.710%,  1/12/2031 199,750
Sumitomo Mitsui Trust Bank, Ltd.
300,000 0.800%,  9/16/2024
h
280,738
Synchrony Financial
70,000 4.250%,  8/15/2024 69,926
175,000 3.950%,  12/1/2027 167,158
UDR, Inc.
175,000 2.100%,  8/1/2032 141,382
United Wholesale Mortgage, LLC
100,000 5.500%,  4/15/2029
h
82,967
VICI Properties, LP
204,000 4.950%,  2/15/2030 202,459
136,000 5.125%,  5/15/2032 134,964
VICI Properties, LP/VICI Note
Company, Inc.
357,000 4.625%,  6/15/2025
h
350,528
50,000 4.250%,  12/1/2026
h
47,382
129,000 5.750%,  2/1/2027
h
129,004
80,000 3.750%,  2/15/2027
h
73,776
80,000 4.625%,  12/1/2029
h
75,120
Wells Fargo & Company
205,000 3.000%,  2/19/2025 201,315
200,000 3.000%,  4/22/2026 192,474
163,000 3.000%,  10/23/2026 155,641
204,000 3.526%,  3/24/2028
b
195,813
300,000 2.393%,  6/2/2028
b
272,919
307,000 4.900%,  11/17/2045 299,745
Welltower, Inc.
270,000 2.050%,  1/15/2029 234,467
Total 37,509,039
Mortgage-Backed Securities (9.9%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
9,725,000 2.000%,  5/1/2037
e
9,111,549
9,525,000 2.500%,  5/1/2037
e
9,113,862
1,100,000 3.000%,  5/1/2037
e
1,078,129
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
8,615,294 2.000%,  3/1/2051 7,626,351
25,150,000 2.000%,  5/1/2052
e
22,184,068

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Mortgage-Backed Securities (9.9%) - continued
$ 27,400,000 2.500%,  5/1/2052
e
$ 24,994,834
5,410,351 2.500%,  12/1/2051 4,947,322
23,975,000 3.000%,  5/1/2049
e
22,605,837
15,250,000 3.500%,  5/1/2049
e
14,788,926
4,500,000 4.000%,  5/1/2049
e
4,474,336
Total 120,925,214
Technology (0.6%)
Analog Devices, Inc.
350,000 2.950%,  10/1/2051 274,285
Apple, Inc.
238,000 2.650%,  2/8/2051 180,193
490,000 3.750%,  9/12/2047 451,982
Black Knight InfoServ, LLC
111,000 3.625%,  9/1/2028
h
102,947
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
78,000 3.875%,  1/15/2027 76,077
Broadcom, Inc.
86,000 3.469%,  4/15/2034
h
72,996
272,000 3.137%,  11/15/2035
h
219,701
200,000 3.187%,  11/15/2036
h
157,906
125,000 4.926%,  5/15/2037
h
116,856
CommScope Technologies
Finance, LLC
116,000 6.000%,  6/15/2025
h
101,500
CommScope, Inc.
70,000 7.125%,  7/1/2028
f,h
55,825
Dell International, LLC
397,000 6.020%,  6/15/2026 419,295
45,000 8.350%,  7/15/2046 60,050
Fiserv, Inc.
200,000 2.250%,  6/1/2027 183,005
250,000 2.650%,  6/1/2030 216,816
Gartner, Inc.
120,000 3.625%,  6/15/2029
h
107,400
95,000 3.750%,  10/1/2030
h
84,721
Iron Mountain, Inc.
55,000 5.000%,  7/15/2028
h
52,103
10,000 4.875%,  9/15/2029
h
9,161
80,000 5.250%,  7/15/2030
h
73,323
106,000 4.500%,  2/15/2031
h
90,828
KLA Corporation
204,000 3.300%,  3/1/2050 169,499
Lam Research Corporation
275,000 2.875%,  6/15/2050 211,558
Microchip Technology, Inc.
180,000 0.983%,  9/1/2024
h
168,865
Micron Technology, Inc.
360,000 4.663%,  2/15/2030 355,480
Microsoft Corporation
200,000 3.041%,  3/17/2062 158,888
250,000 3.700%,  8/8/2046 237,013
Minerva Merger Sub, Inc.
97,000 6.500%,  2/15/2030
h
89,283
MSCI, Inc.
105,000 4.000%,  11/15/2029
h
96,710
NCR Corporation
218,000 6.125%,  9/1/2029
h
208,735
Nielsen Finance, LLC
70,000 4.500%,  7/15/2029
h
66,154
Principal
Amount Long-Term Fixed Income (36.0%) Value
Technology (0.6%) - continued
NXP BV/NXP Funding, LLC
$ 110,000 5.550%,  12/1/2028
h
$ 115,260
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029
h
77,976
180,000 3.250%,  5/11/2041
h
140,731
Open Text Corporation
115,000 4.125%,  2/15/2030
h
102,063
Oracle Corporation
225,000 3.850%,  7/15/2036 189,250
275,000 3.600%,  4/1/2040 213,072
250,000 4.000%,  7/15/2046 195,901
PTC, Inc.
40,000 3.625%,  2/15/2025
h
38,750
70,000 4.000%,  2/15/2028
h
64,877
Qorvo, Inc.
230,000 3.375%,  4/1/2031
h
192,643
Rackspace Technology Global,
Inc.
100,000 5.375%,  12/1/2028
h
81,473
Seagate HDD Cayman
160,000 3.125%,  7/15/2029 135,147
125,000 3.375%,  7/15/2031 101,621
Sensata Technologies, Inc.
160,000 3.750%,  2/15/2031
h
135,286
Shift4 Payments, LLC
30,000 4.625%,  11/1/2026
h
28,725
SS&C Technologies, Inc.
231,000 5.500%,  9/30/2027
h
226,389
Switch, Ltd.
150,000 3.750%,  9/15/2028
h
140,625
Texas Instruments, Inc.
170,000 4.150%,  5/15/2048 169,172
Viavi Solutions, Inc.
78,000 3.750%,  10/1/2029
h
70,179
Visa, Inc.
272,000 2.000%,  8/15/2050 183,584
135,000 2.700%,  4/15/2040 110,166
VMware, Inc.
150,000 4.650%,  5/15/2027 152,023
200,000 2.200%,  8/15/2031 162,749
Total 7,896,817
Transportation (0.2%)
Air Canada
25,000 3.875%,  8/15/2026
h
23,117
Air Canada Pass Through Trust
33,075 3.875%,  3/15/2023
h
32,631
American Airlines, Inc.
150,000 11.750%,  7/15/2025
h
172,500
205,000 5.500%,  4/20/2026
h
203,206
Avis Budget Car Rental, LLC
95,000 5.375%,  3/1/2029
f,h
89,062
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 128,987
130,000 5.750%,  5/1/2040 147,375
130,000 4.450%,  3/15/2043 128,380
Canadian Pacific Railway
Company
204,000 3.100%,  12/2/2051 157,941

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Transportation (0.2%) - continued
$ 136,000 3.000%,  12/2/2041 $ 110,594
CSX Corporation
165,000 3.800%,  4/15/2050 145,829
Delta Air Lines, Inc.
66,000 7.000%,  5/1/2025
h
70,647
17,000 7.375%,  1/15/2026 18,105
420,000 4.750%,  10/20/2028
h
415,102
Hawaiian Brand Intellectual
Property, Ltd.
19,000 5.750%,  1/20/2026
h
18,528
Hertz Corporation
72,000 4.625%,  12/1/2026
h
65,629
86,000 5.000%,  12/1/2029
h
75,250
Mileage Plus Holdings, LLC
340,000 6.500%,  6/20/2027
h
346,793
Ryder System, Inc.
136,000 2.850%,  3/1/2027 128,339
Southwest Airlines Company
360,000 2.625%,  2/10/2030 312,070
United Airlines, Inc.
124,000 4.375%,  4/15/2026
h
119,722
64,000 4.625%,  4/15/2029
h
58,720
VistaJet Malta Finance plc
85,000 6.375%,  2/1/2030
h
74,178
XPO Logistics, Inc.
23,000 6.250%,  5/1/2025
h
23,516
Total 3,066,221
U.S. Government & Agencies (12.4%)
U.S. Treasury Bonds
5,300,000 1.625%,  11/15/2050 3,895,914
2,285,000 2.250%,  11/15/2027 2,201,812
5,450,000 2.875%,  5/15/2028 5,420,195
2,190,000 5.250%,  11/15/2028 2,486,249
4,000,000 1.625%,  8/15/2029 3,660,938
6,250,000 1.500%,  2/15/2030 5,637,695
2,750,000 0.875%,  11/15/2030 2,330,195
5,095,000 1.375%,  11/15/2031 4,449,368
550,000 4.375%,  5/15/2040 649,236
7,335,000 1.375%,  11/15/2040 5,489,216
2,000,000 3.000%,  5/15/2042 1,946,797
4,999,000 2.500%,  5/15/2046 4,431,926
7,300,000 2.875%,  5/15/2049 7,079,574
U.S. Treasury Notes
19,985,000 2.000%,  11/30/2022 20,031,059
1,700,000 2.500%,  3/31/2023 1,706,574
1,170,000 0.125%,  4/30/2023 1,146,692
5,750,000 0.125%,  7/31/2023 5,590,303
6,810,000 0.125%,  8/31/2023 6,602,242
2,750,000 0.125%,  10/15/2023 2,656,865
9,300,000 0.750%,  12/31/2023 9,015,914
11,330,000 2.500%,  1/31/2024 11,299,462
1,350,000 2.125%,  7/31/2024 1,330,541
8,000,000 1.250%,  8/31/2024 7,717,500
2,540,000 2.250%,  11/15/2024 2,501,602
1,090,000 2.125%,  11/30/2024 1,069,776
950,000 1.375%,  1/31/2025 912,371
5,000,000 0.250%,  8/31/2025 4,576,172
7,440,000 2.625%,  1/31/2026 7,354,556
3,610,000 0.500%,  2/28/2026 3,290,318
9,300,000 2.500%,  2/28/2026 9,148,512
4,200,000 0.500%,  4/30/2027 3,724,547
Principal
Amount Long-Term Fixed Income (36.0%) Value
U.S. Government & Agencies (12.4%) -
continued
$ 1,700,000 0.750%,  1/31/2028 $ 1,501,246
Total 150,855,367
Utilities (0.6%)
AES Corporation
271,000 3.950%,  7/15/2030
h
254,334
Ameren Illinois Company
150,000 4.500%,  3/15/2049 151,148
American Electric Power
Company, Inc.
169,000 3.875%,  2/15/2062
b
151,431
115,000 2.031%,  3/15/2024 111,961
Appalachian Power Company
85,000 3.300%,  6/1/2027 82,808
Berkshire Hathaway Energy
Company
273,000 4.600%,  5/1/2053
h
267,400
140,000 4.500%,  2/1/2045 133,977
Calpine Corporation
78,000 4.500%,  2/15/2028
h
72,206
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 206,938
CenterPoint Energy, Inc.
50,000 2.500%,  9/1/2024 48,623
42,000 4.250%,  11/1/2028 41,996
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 180,435
Consolidated Edison Company of
New York, Inc.
69,000 4.500%,  12/1/2045 65,067
325,000 4.125%,  5/15/2049 293,162
Consumers Energy Company
175,000 4.350%,  4/15/2049 174,776
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
76,000 5.500%,  6/15/2031
h
70,095
DTE Electric Company
115,000 3.700%,  3/15/2045 100,634
145,000 3.700%,  6/1/2046 130,433
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 187,081
Duke Energy Florida, LLC
120,000 3.200%,  1/15/2027 117,300
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 162,758
Edison International
250,000 5.750%,  6/15/2027 259,059
Exelon Corporation
200,000 4.700%,  4/15/2050 194,357
263,000 4.450%,  4/15/2046 246,034
FirstEnergy Corporation
50,000 3.350%,  7/15/2022 49,875
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 83,973
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
h
131,733
Mississippi Power Company
165,000 3.950%,  3/30/2028 162,374

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.0%) Value
Utilities (0.6%) - continued
National Rural Utilities Cooperative
Finance Corporation
$ 200,000 3.700%,  3/15/2029 $ 195,621
NextEra Energy Operating
Partners, LP
150,000 3.875%,  10/15/2026
h
141,563
NiSource Finance Corporation
255,000 5.650%,  2/1/2045 260,654
NiSource, Inc.
150,000 3.600%,  5/1/2030 140,234
NRG Energy, Inc.
165,000 3.375%,  2/15/2029
h
139,838
40,000 5.250%,  6/15/2029
h
37,675
Pacific Gas and Electric Company
188,000 4.950%,  7/1/2050 156,759
175,000 3.300%,  12/1/2027 159,106
126,000 4.550%,  7/1/2030 116,687
PG&E Corporation
94,000 5.000%,  7/1/2028 86,498
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 121,523
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 257,552
Southern California Edison
Company
175,000 4.000%,  4/1/2047 149,668
Southern Company
215,000 3.250%,  7/1/2026 208,302
Southern Company Gas Capital
Corporation
145,000 4.400%,  5/30/2047 132,790
Southwestern Electric Power
Company
65,000 3.900%,  4/1/2045 54,936
Suburban Propane Partners, LP
155,000 5.875%,  3/1/2027 155,000
15,000 5.000%,  6/1/2031
h
13,640
TerraForm Power Operating, LLC
155,000 5.000%,  1/31/2028
h
144,755
Virginia Electric and Power
Company
125,000 4.600%,  12/1/2048 125,373
Vistra Operations Company, LLC
125,000 5.000%,  7/31/2027
h
119,063
Total 7,049,205
Total Long-Term Fixed Income
(cost $467,835,570) 439,347,637
Shares Common Stock ( 14.0% ) Value
Communications Services (0.8%)
515 Alphabet, Inc., Class A
g
1,175,328
901 Alphabet, Inc., Class C
g
2,071,696
1,468 AMC Networks, Inc.
f,g
47,901
30,038 AT&T, Inc. 566,517
331 Cars.com, Inc.
g
3,681
23,805 Comcast Corporation 946,487
1,418 DISH Network Corporation
g
40,427
2,338 Electronic Arts, Inc. 276,001
2,318 Fox Corporation, Class A 83,077
666 Gray Television, Inc. 12,334
Shares Common Stock (14.0%) Value
Communications Services (0.8%) - continued
331 Hemisphere Media Group, Inc.
g
$ 1,288
1,861 Liberty Global plc, Class A
g
42,356
572 Lions Gate Entertainment
Corporation, Class B
g
7,190
2,714 Live Nation Entertainment, Inc.
g
284,644
3,276 Match Group, Inc.
g
259,295
1,448 Meta Platforms, Inc.
g
290,280
10,803 News Corporation, Class A 214,548
186 News Corporation, Class B 3,703
630 Nexstar Broadcasting Group, Inc. 99,805
1,994 Omnicom Group, Inc. 151,803
10,526 QuinStreet, Inc.
g
100,102
274 RingCentral, Inc.
g
23,249
1,008 Telephone & Data Systems, Inc. 18,467
6,192 Twitter, Inc.
g
303,532
123 United States Cellular Corporation
g
3,540
5,238 Upwork, Inc.
g
109,841
13,027 Verizon Communications, Inc. 603,150
7,111 Walt Disney Company
g
793,801
24,428 Warner Bros. Discovery, Inc.
g
443,368
301 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,g
4,966
3,435 Zillow Group, Inc.
g
132,763
6,089 ZoomInfo Technologies, Inc.
g
288,619
Total 9,403,759
Consumer Discretionary (1.6%)
361 Aaron's Company, Inc. 7,411
180 Adient plc
g
6,145
344 Adtalem Global Education, Inc.
g
10,083
936 Amazon.com, Inc.
g
2,326,550
309 American Axle & Manufacturing
Holdings, Inc.
g
2,046
152 America's Car-Mart, Inc.
g
12,289
5,726 Aptiv plc
g
609,246
88 AutoZone, Inc.
g
172,081
1,737 AZEK Company, Inc.
g
36,894
3,295 Bally's Corporation
g
98,323
2,800 Beazer Homes USA, Inc.
g
42,224
109 Booking Holdings, Inc.
g
240,924
279 Brunswick Corporation 21,095
547 Buckle, Inc. 16,990
1,410 Burlington Stores, Inc.
g
287,020
3,759 Caesars Entertainment, Inc.
g
249,147
697 Carvana Company
g
40,398
3,527 Cedar Fair, LP
g
188,483
1,872 Cheesecake Factory, Inc.
g
69,096
2,143 Chegg, Inc.
g
53,018
2,469 Chico's FAS, Inc.
g
13,086
427 Chipotle Mexican Grill, Inc.
g
621,545
1,346 Choice Hotels International, Inc. 189,059
61 Churchill Downs, Inc. 12,379
160 Chuy's Holdings, Inc.
g
4,002
1,923 Cimpress plc
g
97,131
6,515 Clarus Corporation 145,610
105 Columbia Sportswear Company 8,627
1,450 Container Store Group, Inc.
g
11,092
18,414 Cooper-Standard Holdings, Inc.
g
84,889
337 Cracker Barrel Old Country Store,
Inc. 37,404
1,422 Culp, Inc. 9,186
2,118 D.R. Horton, Inc. 147,392
744 Dana, Inc. 11,019
489 Darden Restaurants, Inc. 64,416

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.0%) Value
Consumer Discretionary (1.6%) - continued
327 Dave & Buster's Entertainment,
Inc.
g
$ 14,878
242 Deckers Outdoor Corporation
g
64,311
93 Denny's Corporation
g
1,192
4,304 Designer Brands, Inc. 59,481
1 Dollar General Corporation 238
454 Dorman Products, Inc.
g
44,819
12,165 Duluth Holdings, Inc.
g
149,021
2,990 Emerald Holding, Inc.
g
8,043
33,287 Everi Holdings, Inc.
g
577,862
1,434 Expedia Group, Inc.
g
250,591
3,042 Five Below, Inc.
g
477,898
5,282 Ford Motor Company 74,793
823 Freshpet, Inc.
g
76,827
4,627 Gap, Inc. 57,467
146 Garmin, Ltd. 16,022
10,134 General Motors Company
g
384,180
4,752 Gentex Corporation 139,471
435 G-III Apparel Group, Ltd.
g
11,519
4,164 Goodyear Tire & Rubber
Company
g
55,464
18 Graham Holdings Company 10,663
1,616 Grand Canyon Education, Inc.
g
155,088
130 Group 1 Automotive, Inc. 22,638
1,271 Groupon, Inc.
f,g
24,797
2,957 Hanesbrands, Inc. 39,210
1,445 Harley-Davidson, Inc. 52,670
2,970 Home Depot, Inc. 892,188
1,897 Lear Corporation 242,702
6,863 Leggett & Platt, Inc. 244,529
1,340 Lithia Motors, Inc. 379,394
1,700 Lowe's Companies, Inc. 336,141
256 Lululemon Athletica, Inc.
g
90,785
465 M.D.C. Holdings, Inc. 17,163
25,128 Macy's, Inc. 607,344
5,784 Magnite, Inc.
g
55,816
11 Marriott Vacations Worldwide
Corporation 1,643
2,137 McDonald's Corporation 532,455
3,376 Miller Industries, Inc. 90,511
3,013 Modine Manufacturing Company
g
23,803
101 Mohawk Industries, Inc.
g
14,247
4,034 Newell Brands, Inc. 93,387
2,906 NIKE, Inc. 362,378
7,170 Nordstrom, Inc.
f
184,269
95 NVR, Inc.
g
415,740
2,145 Papa John's International, Inc. 195,302
3,864 Penn National Gaming, Inc.
g
141,306
1,683 Perdoceo Education Corporation
g
18,816
4,186 Planet Fitness, Inc.
g
335,006
3,119 PVH Corporation 227,001
11,321 Qurate Retail, Inc. 47,661
174 RCI Hospitality Holdings, Inc. 10,781
133 RH
g
44,704
7,376 Ross Stores, Inc. 735,904
661 Ruth's Hospitality Group, Inc. 13,861
1,199 Six Flags Entertainment
Corporation
g
45,886
4,768 Skyline Champion Corporation
g
243,359
1,988 Sleep Number Corporation
g
80,633
2,030 Sony Group Corporation ADR 174,681
1,103 Sportsman's Warehouse Holdings,
Inc.
g
10,600
185 Standard Motor Products, Inc. 7,896
4,561 Stoneridge, Inc.
g
89,897
Shares Common Stock (14.0%) Value
Consumer Discretionary (1.6%) - continued
599 Strategic Education, Inc. $ 38,695
3,215 Tapestry, Inc. 105,838
1,870 Target Corporation 427,575
6,098 Taylor Morrison Home Corporation
g
159,707
1,680 Tesla, Inc.
g
1,462,877
347 Thor Industries, Inc. 26,563
19,744 ThredUp, Inc.
g
130,113
3,184 Toll Brothers, Inc. 147,642
234 TopBuild Corporation
g
42,387
2,658 TripAdvisor, Inc.
g
68,231
773 Ulta Beauty, Inc.
g
306,726
509 Urban Outfitters, Inc.
g
12,114
2,005 Vail Resorts, Inc. 509,591
178 Visteon Corporation
g
18,638
72 Williams-Sonoma, Inc. 9,395
1,257 Wingstop, Inc. 115,342
775 Wolverine World Wide, Inc. 15,360
4,908 Wyndham Hotels & Resorts, Inc. 431,708
1,782 Xometry, Inc.
f,g
58,485
1,169 Yum! Brands, Inc. 136,785
3,692 Zumiez, Inc.
g
135,238
Total 20,082,242
Consumer Staples (0.5%)
2,327 BJ's Wholesale Club Holdings,
Inc.
g
149,743
811 Casey's General Stores, Inc. 163,254
1,665 Celsius Holdings, Inc.
g
86,580
235 Coca-Cola Company 15,183
18 Constellation Brands, Inc. 4,430
2,038 Costco Wholesale Corporation 1,083,645
2,545 Darling Ingredients, Inc.
g
186,778
11,354 e.l.f. Beauty, Inc.
g
276,243
2,353 Estee Lauder Companies, Inc. 621,333
3,932 Hain Celestial Group, Inc.
g
131,879
340 Hershey Company 76,762
956 Ingredion, Inc. 81,365
1,826 John B. Sanfilippo & Son, Inc. 141,771
571 Kimberly-Clark Corporation 79,272
11,291 Lamb Weston Holdings, Inc. 746,335
27 Medifast, Inc. 4,816
980 Molson Coors Beverage Company 53,057
1,299 Monster Beverage Corporation
g
111,298
181 PepsiCo, Inc. 31,080
904 Performance Food Group
Company
g
44,522
3,638 Philip Morris International, Inc. 363,800
101 PriceSmart, Inc. 8,024
13,671 Primo Water Corporation 200,143
3,344 Procter & Gamble Company 536,879
133 Seneca Foods Corporation
g
7,215
4,291 Sprouts Farmers Markets, Inc.
g
127,872
1,676 Sysco Corporation 143,265
10,537 Turning Point Brands, Inc. 330,756
786 US Foods Holding Corporation
g
29,569
1,752 Utz Brands, Inc. 24,738
5,042 Walmart, Inc. 771,376
Total 6,632,983
Energy (0.6%)
2,618 Antero Midstream Corporation 26,887
6,784 Antero Resources Corporation
g
238,797
882 APA Corporation 36,100
2,824 Archrock, Inc. 24,597

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.0%) Value
Energy (0.6%) - continued
4,708 BP plc ADR $ 135,214
484 California Resources Corporation 19,462
1,614 ChampionX Corporation 34,055
2,826 ConocoPhillips 269,939
1,194 Continental Resources, Inc.
f
66,351
12,830 Devon Energy Corporation 746,321
741 Dorian LPG, Ltd. 10,908
787 DT Midstream, Inc. 42,301
543 EnLink Midstream, LLC 5,359
8,327 Enterprise Products Partners, LP 215,753
3,593 EOG Resources, Inc. 419,519
129 EQT Corporation 5,128
62 Equitrans Midstream Corporation 487
16,610 Exxon Mobil Corporation 1,416,002
15,947 Halliburton Company 568,032
1,485 Helix Energy Solutions Group, Inc.
g
6,103
4,053 Helmerich & Payne, Inc. 186,560
2,140 HF Sinclair Corporation
g
81,363
355 Kimbell Royalty Partners, LP 5,975
400 Liberty Energy, Inc.
g
6,456
10,804 Marathon Oil Corporation 269,236
1,660 Marathon Petroleum Corporation 144,852
3,325 Matador Resources Company 162,326
747 Newpark Resources, Inc.
g
2,607
2,929 Nine Energy Service, Inc.
g
7,762
7,542 NOV, Inc. 136,736
918 Oceaneering International, Inc.
g
10,401
2,117 PBF Energy, Inc.
g
61,520
1,768 Peabody Energy Corporation
g
40,027
974 Pioneer Natural Resources
Company 226,426
6,098 ProPetro Holding Corporation
g
86,226
2,346 Ring Energy, Inc.
g
10,487
1,442 RPC, Inc.
g
14,910
14,360 Schlumberger, Ltd. 560,184
302 Select Energy Services, Inc.
g
2,344
2,729 SM Energy Company 96,961
5,415 Talos Energy, Inc.
g
98,391
811 Targa Resources Corporation 59,535
42,698 TechnipFMC plc
g
295,470
643 VAALCO Energy, Inc. 4,205
606 Valero Energy Corporation 67,557
974 World Fuel Services Corporation 23,590
Total 6,949,422
Financials (1.9%)
11,749 Air Lease Corporation 473,250
12,624 Ally Financial, Inc. 504,455
2,296 American Equity Investment Life
Holding Company 86,605
2,373 American Express Company 414,587
1,424 American Financial Group, Inc. 197,196
2,677 Ameris Bancorp 111,631
5,318 Annaly Capital Management, Inc. 34,142
4,589 Arch Capital Group, Ltd.
g
209,580
588 Argo Group International Holdings,
Ltd. 25,166
1,794 Arthur J. Gallagher & Company 302,271
1,028 Assured Guaranty, Ltd. 56,694
9,581 Bank of America Corporation 341,850
200 Bank of Marin Bancorp 6,252
3,694 Bank of N.T. Butterfield & Son, Ltd. 118,319
1,411 BankFinancial Corporation 14,406
1,917 Banner Corporation 102,943
2,343 Berkshire Hathaway, Inc.
g
756,391
Shares Common Stock (14.0%) Value
Financials (1.9%) - continued
1,072 BlackRock, Inc. $ 669,657
110 Blackstone Mortgage Trust, Inc. 3,304
8,529 Bridgewater Bancshares, Inc.
g
136,635
5,718 Brighthouse Financial, Inc.
g
293,676
537 Brown & Brown, Inc. 33,283
2,487 BRP Group, Inc.
g
57,499
7,180 Byline Bancorp, Inc. 168,443
1,046 Capital One Financial Corporation 130,353
731 Cboe Global Markets, Inc. 82,588
6,547 Central Pacific Financial
Corporation 158,306
7,290 Charles Schwab Corporation 483,546
1,155 Chimera Investment Corporation 11,573
1,360 Chubb, Ltd. 280,772
1,073 Cincinnati Financial Corporation 131,614
15,519 Citigroup, Inc. 748,171
1,618 CNO Financial Group, Inc. 39,059
496 Coinbase Global, Inc.
g
55,904
7,782 Columbia Banking System, Inc. 218,519
1,935 Comerica, Inc. 158,476
3,552 Community Trust Bancorp, Inc. 141,405
1,818 Customers Bancorp, Inc.
g
76,483
937 Discover Financial Services 105,375
4,296 East West Bancorp, Inc. 306,305
2,190 Ellington Residential Mortgage
REIT 19,228
120 Employers Holdings, Inc. 4,721
1,257 Enova International, Inc.
g
47,012
4,148 Enterprise Financial Services
Corporation 183,217
7,519 Equitable Holdings, Inc. 216,773
60 Equity Bancshares, Inc. 1,832
1,095 Essent Group, Ltd. 44,380
12,786 F.N.B. Corporation 147,295
636 FactSet Research Systems, Inc. 256,620
530 Federated Hermes, Inc. 15,094
2,386 Financial Institutions, Inc. 66,426
5,106 First Bancorp 69,493
576 First Busey Corporation 12,943
2,250 First Financial Corporation 95,895
277 First Mid-Illinois Bancshares, Inc. 9,983
208 First of Long Island Corporation 3,490
2,364 Flushing Financial Corporation 50,826
1,875 Franklin Resources, Inc. 46,106
8,372 Fulton Financial Corporation 127,003
2,103 Glacier Bancorp, Inc. 96,233
1,043 Global Life, Inc. 102,297
252 Granite Point Mortgage Trust, Inc. 2,452
3,376 Great Southern Bancorp, Inc. 191,554
3,679 Hamilton Lane, Inc. 252,306
5,896 Hancock Whitney Corporation 275,756
9,875 Hanmi Financial Corporation 228,606
1,669 Hanover Insurance Group, Inc. 245,043
8,844 Heartland Financial USA, Inc. 387,102
380 HomeStreet, Inc. 15,424
2,211 Hometrust Bancshares, Inc. 59,763
36,803 Hope Bancorp, Inc. 526,283
181 Horace Mann Educators
Corporation 7,213
1,815 Horizon Bancorp, Inc. 31,726
1,283 Houlihan Lokey, Inc. 106,861
4,824 Independent Bank Corporation 95,226
26 International Bancshares
Corporation 1,035
13,103 Invesco Mortgage Capital, Inc. 22,799

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.0%) Value
Financials (1.9%) - continued
8,450 Invesco, Ltd. $ 155,311
3,472 J.P. Morgan Chase & Company 414,418
180 Jefferies Financial Group, Inc. 5,537
3,423 Kinsale Capital Group, Inc. 758,845
439 Ladder Capital Corporation 5,000
897 Lakeland Bancorp, Inc. 13,482
1,586 Lincoln National Corporation 95,398
1,040 M&T Bank Corporation 173,306
640 Marsh & McLennan Companies,
Inc. 103,488
591 Mercantile Bank Corporation 18,557
12 Merchants Bancorp 282
5,627 MetLife, Inc. 369,581
3,269 MFA Financial, Inc. 46,583
3,655 Midland States Bancorp, Inc. 96,346
4,999 MidWestOne Financial Group, Inc. 149,370
2,053 Moody's Corporation 649,733
3,195 Morgan Stanley 257,485
790 MSCI, Inc. 332,788
44,133 New York Community Bancorp,
Inc. 407,789
3,368 New York Mortgage Trust, Inc. 10,845
2,299 NMI Holdings, Inc.
g
42,256
1,206 Northern Trust Corporation 124,278
285 Northfield Bancorp, Inc. 3,731
4,221 OceanFirst Financial Corporation 79,059
1,225 OFG Bancorp 32,561
1,961 Old Republic International
Corporation 43,162
2,053 OneMain Holdings, Inc. 94,294
3,437 PacWest Bancorp 113,043
152 Peapack-Gladstone Financial
Corporation 4,710
6,202 Popular, Inc. 483,694
358 Premier Financial Corporation 9,501
904 Primerica, Inc. 117,122
119 ProAssurance Corporation 2,924
954 QCR Holdings, Inc. 51,793
11,399 Radian Group, Inc. 243,825
3,748 Raymond James Financial, Inc. 365,280
62 Reinsurance Group of America,
Inc. 6,654
1,901 RenaissanceRe Holdings, Ltd. 272,832
294 RLI Corporation 33,745
1,500 S&P Global, Inc. 564,750
220 S&T Bancorp, Inc. 6,217
7,932 Seacoast Banking Corporation of
Florida 257,790
3,134 SEI Investments Company 174,626
1,245 Selective Insurance Group, Inc. 102,538
1,458 Signature Bank 353,201
524 SiriusPoint, Ltd.
g
3,291
580 Starwood Property Trust, Inc. 13,270
2,786 State Street Corporation 186,578
1,210 Synchrony Financial 44,540
3,658 Synovus Financial Corporation 151,953
523 Territorial Bancorp, Inc. 11,877
6,158 Texas Capital Bancshares, Inc.
g
316,275
2,138 TPG RE Finance Trust, Inc. 22,556
3,013 Tradeweb Markets, Inc. 214,495
260 TriCo Bancshares 9,763
2,663 Triumph Bancorp, Inc.
g
184,919
3,850 Truist Financial Corporation 186,148
3,011 TrustCo Bank Corporation NY 93,793
Shares Common Stock (14.0%) Value
Financials (1.9%) - continued
5,365 Two Harbors Investment
Corporation $ 25,806
10,790 Umpqua Holdings Corporation 178,467
222 Univest Financial Corporation 5,594
10,053 Unum Group 306,818
557 Washington Federal, Inc. 16,950
5,963 Wells Fargo & Company 260,166
9,313 Western Alliance Bancorp 708,812
3,063 Western Asset Mortgage Capital
Corporation 4,380
2,271 Zions Bancorporation NA 128,334
368 Zurich Insurance Group AG 167,539
Total 23,202,754
Health Care (1.7%)
8,988 Abbott Laboratories 1,020,138
4,256 AbbVie, Inc. 625,121
720 AdaptHealth Corporation
g
9,115
3,440 Adaptive Biotechnologies
Corporation
g
28,380
3,393 Agilent Technologies, Inc. 404,683
11,309 Agilon Health, Inc.
g
200,961
103 Align Technology, Inc.
g
29,861
1,166 Allogene Therapeutics, Inc.
g
9,736
231 Amedisys, Inc.
g
29,487
1,009 Amgen, Inc. 235,289
927 Anthem, Inc. 465,289
1,240 Argenx SE ADR
g
356,277
2,079 Ascendis Pharma AS ADR
g
189,750
2,832 AstraZeneca plc ADR 188,045
2,360 Avanos Medical, Inc.
g
68,818
10,407 Avantor, Inc.
g
331,775
5,509 Axonics, Inc.
g
285,476
4,640 Baxter International, Inc. 329,718
2,002 Becton, Dickinson and Company 494,874
599 Biogen, Inc.
g
124,257
370 Biohaven Pharmaceutical Holding
Company, Ltd.
g
32,993
3,100 BioLife Solutions, Inc.
g
39,277
64 Bio-Rad Laboratories, Inc.
g
32,772
1,029 Bio-Techne Corporation 390,701
246 Boston Scientific Corporation
g
10,359
360 Bristol-Myers Squibb Company 27,097
5,328 Centene Corporation
g
429,170
848 Charles River Laboratories
International, Inc.
g
204,800
207 Chemed Corporation 101,718
836 Cigna Holding Company 206,308
778 Cooper Companies, Inc. 280,889
3,415 Covetrus, Inc.
g
47,127
1,339 CVS Health Corporation 128,718
930 Danaher Corporation 233,551
2,188 Dentsply Sirona, Inc. 87,498
906 DexCom, Inc.
g
370,173
641 Editas Medicine, Inc.
g
8,487
4,555 Edwards Lifesciences
Corporation
g
481,828
1,085 Elanco Animal Health, Inc.
g
27,461
370 Embecta Corporation
g
11,259
728 Encompass Health Corporation 50,108
239 Exact Sciences Corporation
g
13,157
428 Generation Bio Company
g
2,709
1,322 Gilead Sciences, Inc. 78,447
2,210 GlaxoSmithKline plc ADR 100,069
621 Global Blood Therapeutics, Inc.
g
19,065

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.0%) Value
Health Care (1.7%) - continued
3,375 Guardant Health, Inc.
g
$ 208,237
8,045 Halozyme Therapeutics, Inc.
g
320,996
810 HCA Healthcare, Inc. 173,785
689 HealthEquity, Inc.
g
42,938
367 Henry Schein, Inc.
g
29,764
5,194 Hologic, Inc.
g
373,916
429 ICU Medical, Inc.
g
91,802
5,378 Immunocore Holdings plc ADR
g
175,377
2,145 Inari Medical, Inc.
g
173,102
2,237 Inotiv, Inc.
g
31,877
1,253 Inspire Medical Systems, Inc.
g
257,817
1,754 Insulet Corporation
g
419,188
170 Integer Holdings Corporation
g
12,779
340 Integra LifeSciences Holdings
Corporation
g
20,794
883 Intuitive Surgical, Inc.
g
211,302
909 Invitae Corporation
g
4,827
6,838 Ionis Pharmaceuticals, Inc.
g
251,365
527 IQVIA Holding, Inc.
g
114,881
6,062 Johnson & Johnson 1,093,949
175 Kymera Therapeutics, Inc.
g
5,486
310 Laboratory Corporation of America
Holdings
g
74,487
12,809 Lantheus Holdings, Inc.
g
850,646
356 Masimo Corporation
g
40,217
6,629 Medtronic plc 691,802
8,490 Merck & Company, Inc. 752,978
135 Molina Healthcare, Inc.
g
42,316
11,069 MultiPlan Corporation
g
49,036
1,951 Natera, Inc.
g
68,519
877 National HealthCare Corporation 59,689
1,574 Novo Nordisk AS ADR 179,436
1,964 NuVasive, Inc.
g
101,028
3,360 Omnicell, Inc.
g
366,811
291 Orthofix Medical, Inc.
g
9,021
4,690 Phreesia, Inc.
g
107,307
2,175 Premier, Inc. 78,757
9,036 Progyny, Inc.
g
347,434
2,823 Repligen Corporation
g
443,889
182 Sage Therapeutics, Inc.
g
5,737
1,751 Sarepta Therapeutics, Inc.
g
126,632
1,627 Signify Health, Inc.
g
22,453
4,498 Silk Road Medical, Inc.
g
157,655
159 STAAR Surgical Company
g
9,077
3,590 Stryker Corporation 866,123
4,728 Syneos Health, Inc.
g
345,570
1,296 Teleflex, Inc. 370,164
446 Thermo Fisher Scientific, Inc. 246,602
1,935 Travere Therapeutics, Inc.
g
48,627
890 Turning Point Therapeutics, Inc.
g
26,202
145 U.S. Physical Therapy, Inc. 15,047
588 uniQure NV
g
8,785
65 Veeva Systems, Inc.
g
11,827
874 Veracyte, Inc.
g
17,891
16,090 Viemed Healthcare, Inc.
g
80,128
3,589 Vor BioPharma, Inc.
g
20,565
945 VYNE Therapeutics, Inc.
g
397
129 Waters Corporation
g
39,090
1,019 Zimmer Biomet Holdings, Inc. 123,044
3,404 Zoetis, Inc. 603,359
Total 20,265,321
Industrials (2.2%)
5,324 3M Company 767,827
899 A.O. Smith Corporation 52,529
Shares Common Stock (14.0%) Value
Industrials (2.2%) - continued
697 ACCO Brands Corporation $ 5,109
546 Advanced Drainage Systems, Inc. 55,943
1,813 AECOM 127,925
171 Allegion plc 19,535
4,622 Altra Industrial Motion Corporation 180,258
6,191 AMETEK, Inc. 781,676
341 Armstrong World Industries, Inc. 28,869
6,996 ASGN, Inc.
g
793,696
2,218 AZZ, Inc. 101,230
9,316 Badger Infrastructure Solutions,
Ltd. 215,740
122 Barnes Group, Inc. 4,097
2,359 Carlisle Companies, Inc. 611,830
283 Caterpillar, Inc. 59,583
2,972 CBIZ, Inc.
g
124,497
4,950 Chart Industries, Inc.
g
835,659
1,484 Cintas Corporation 589,534
5,426 CNH Industrial NV 76,995
140 Columbus McKinnon Corporation 4,963
180 Covenant Logistics Group, Inc. 3,697
6,255 Crane Company 601,919
1,039 CSW Industrials, Inc. 109,625
17,713 CSX Corporation 608,264
286 Cummins, Inc. 54,108
4,174 Curtiss-Wright Corporation 596,506
546 Deere & Company 206,142
4,571 Delta Air Lines, Inc.
g
196,690
470 Donaldson Company, Inc. 23,049
33 Douglas Dynamics, Inc. 1,022
888 Dover Corporation 118,370
15,354 Driven Brands Holdings, Inc.
g
428,223
3,548 Dun & Bradstreet Holdings, Inc.
g
56,023
1,615 EMCOR Group, Inc. 171,965
3,995 Emerson Electric Company 360,269
3,413 Fastenal Company 188,773
13,592 First Advantage Corporation
g
235,957
1,531 Flowserve Corporation 50,079
1,395 Forrester Research, Inc.
g
77,688
892 Fortune Brands Home and
Security, Inc. 63,555
4,069 Forward Air Corporation 394,571
438 GATX Corporation 45,285
919 Generac Holdings, Inc.
g
201,610
913 General Dynamics Corporation 215,952
150 Gibraltar Industries, Inc.
g
5,676
162 Gorman-Rupp Company 5,161
296 GrafTech International, Ltd. 2,688
2,252 Greenbrier Companies, Inc.
f
96,183
1,540 Helios Technologies, Inc. 103,457
3,267 Honeywell International, Inc. 632,197
16,408 Howmet Aerospace, Inc. 559,841
1,893 Hubbell, Inc. 369,816
94 ICF International, Inc. 9,288
4,003 IDEX Corporation 759,849
1,297 Illinois Tool Works, Inc. 255,652
424 ITT Corporation 29,773
5,470 Janus International Group, Inc.
g
51,746
67 JB Hunt Transport Services, Inc. 11,447
222 JetBlue Airways Corporation
g
2,444
2,638 Johnson Controls International plc 157,937
857 Kennametal, Inc. 22,051
808 L3Harris Technologies, Inc. 187,666
2,806 Landstar System, Inc. 434,649
267 Lennox International, Inc. 56,922
5,961 Lincoln Electric Holdings, Inc. 803,126

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.0%) Value
Industrials (2.2%) - continued
1,203 Linde plc $ 375,288
347 Lockheed Martin Corporation 149,946
1,019 Manitowoc Company, Inc.
g
13,492
4,138 ManpowerGroup, Inc. 373,248
423 Masonite International
Corporation
g
32,791
1,891 Mercury Systems, Inc.
g
105,499
1,475 Meritor, Inc.
g
52,967
5,358 Middleby Corporation
g
824,543
1,558 MSC Industrial Direct Company,
Inc. 129,096
6,833 NAPCO Security Technologies,
Inc.
g
119,577
87 National Presto Industries, Inc. 6,188
136 Nordson Corporation 29,334
739 Norfolk Southern Corporation 190,573
1,022 Old Dominion Freight Line, Inc. 286,283
1,320 Parker-Hannifin Corporation 357,482
657 Proto Labs, Inc.
g
27,995
358 Quad/Graphics, Inc.
g
2,427
818 Quanta Services, Inc. 94,872
10,546 Ranpak Holdings Corporation
g
159,034
1,645 Raytheon Technologies
Corporation 156,127
1,375 RBC Bearings, Inc.
g
231,481
8,299 Regal Rexnord Corporation 1,055,965
5,181 Rush Enterprises, Inc. 263,609
1,755 Ryder System, Inc. 122,674
609 Saia, Inc.
g
125,430
1,222 SkyWest, Inc.
g
35,621
330 Snap-On, Inc. 70,122
1,437 Southwest Airlines Company
g
67,137
2,987 Standex International Corporation 280,897
11,666 Summit Materials, Inc.
g
324,315
16,193 Sun Country Airlines Holdings,
Inc.
g
445,469
263 Sunrun, Inc.
g
5,255
665 Technip Energies NV ADR
g
7,980
1,572 Teledyne Technologies, Inc.
g
678,397
2,094 Tennant Company 135,231
254 Thermon Group Holdings, Inc.
g
3,810
2,089 Timken Company 120,410
119 Toro Company 9,535
630 Trane Technologies plc 88,131
3,786 TransUnion 331,351
1,598 Trex Company, Inc.
g
92,988
1,997 TriMas Corporation 58,991
3,570 Tutor Perini Corporation
g
33,094
8,495 Uber Technologies, Inc.
g
267,423
129 UniFirst Corporation 22,227
5,020 Union Pacific Corporation 1,176,136
1,508 United Parcel Service, Inc. 271,410
1,993 United Rentals, Inc.
g
630,824
571 Univar, Inc.
g
16,628
898 Valmont Industries, Inc. 223,431
870 Verisk Analytics, Inc. 177,523
6,328 Vicor Corporation
g
382,971
2,522 Vontier Corporation 64,614
533 Watsco, Inc. 142,194
93 Watts Water Technologies, Inc. 11,854
1,118 Werner Enterprises, Inc. 44,306
1,410 WESCO International, Inc.
g
173,797
20,515 WillScot Mobile Mini Holdings
Corporation
g
720,076
326 Woodward, Inc. 36,016
Shares Common Stock (14.0%) Value
Industrials (2.2%) - continued
416 Xylem, Inc. $ 33,488
426 Yellow Corporation
g
1,908
Total 27,475,887
Information Technology (2.9%)
1,745 Accenture plc 524,128
715 ACI Worldwide, Inc.
g
19,748
101 Adobe, Inc.
g
39,991
1,194 Advanced Energy Industries, Inc. 91,365
3,638 Agilysys, Inc.
g
133,915
2,591 Allegro MicroSystems, Inc.
g
62,987
8,143 Amphenol Corporation 582,224
220 ANSYS, Inc.
g
60,652
31,286 Apple, Inc. 4,932,238
5,481 AppLovin Corporation
g
209,100
2,101 Arista Networks, Inc.
g
242,813
899 Arrow Electronics, Inc.
g
105,956
1,358 Autodesk, Inc.
g
257,042
2,834 Avalara, Inc.
g
215,582
510 Avaya Holdings Corporation
g
4,717
739 Axcelis Technologies, Inc.
g
40,239
546 Benchmark Electronics, Inc. 12,973
3,081 BigCommerce Holdings, Inc.
g
55,057
2,197 Bill.com Holdings, Inc.
g
375,050
4,035 Block, Inc.
g
401,644
646 Booz Allen Hamilton Holding
Corporation 52,733
2,115 Bread Financial Holdings, Inc. 115,902
1,031 Broadcom, Inc. 571,576
214 CACI International, Inc.
g
56,774
6,417 Calix, Inc.
g
256,102
684 CDW Corporation 111,615
3,466 Ciena Corporation
g
191,219
10,190 Cisco Systems, Inc. 499,106
9,320 Cognex Corporation 630,312
3,824 CommScope Holding Company,
Inc.
g
23,059
2,494 Computer Services, Inc. 126,895
10 Concentrix Corporation 1,575
476 Coupa Software, Inc.
g
41,079
134 CTS Corporation 4,740
1,983 Descartes Systems Group, Inc.
g
123,243
1,335 Digital Turbine, Inc.
g
42,253
252 Diodes, Inc.
g
18,404
6,154 Dolby Laboratories, Inc. 476,750
2,386 Dropbox, Inc.
g
51,895
2,847 DXC Technology Company
g
81,709
963 Endava plc ADR
g
96,878
494 EPAM Systems, Inc.
g
130,905
1,220 ePlus, Inc.
g
68,906
914 Euronet Worldwide, Inc.
g
111,188
224 F5, Inc.
g
37,500
102 Fair Isaac Corporation
g
38,098
4,058 Fidelity National Information
Services, Inc. 402,351
5,285 Five9, Inc.
g
581,879
1,534 FLEETCOR Technologies, Inc.
g
382,764
34 Genpact, Ltd. 1,369
11,937 Gilat Satellite Networks, Ltd.
f,g
87,737
2,307 Global Payments, Inc. 316,013
5,405 Hewlett Packard Enterprise
Company 83,291
461 HubSpot, Inc.
g
174,917
762 IPG Photonics Corporation
g
71,994
2,257 Jack Henry & Associates, Inc. 427,882

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.0%) Value
Information Technology (2.9%) - continued
18 Keysight Technologies, Inc.
g
$ 2,525
960 KLA-Tencor Corporation 306,490
10,305 Knowles Corporation
g
190,849
1,205 Lam Research Corporation 561,241
7,811 Lattice Semiconductor
Corporation
g
375,240
550 Littelfuse, Inc. 126,088
1,612 LivePerson, Inc.
g
36,463
4,889 LiveRamp Holding, Inc.
g
153,123
234 Manhattan Associates, Inc.
g
30,549
339 ManTech International Corporation 27,235
2,138 Mastercard, Inc. 776,906
443 MAXIMUS, Inc. 32,286
102 MaxLinear, Inc.
g
4,883
8,058 Microchip Technology, Inc. 525,382
19,219 Microsoft Corporation 5,333,657
1,239 MKS Instruments, Inc. 141,221
88 Model N, Inc.
g
2,274
1,642 Monolithic Power Systems, Inc. 644,058
3,873 National Instruments Corporation 139,970
549 NetApp, Inc. 40,214
650 NETGEAR, Inc.
g
14,105
302 NICE, Ltd. ADR
g
62,336
1,063 Nova, Ltd.
g
104,822
5,316 NVIDIA Corporation 985,959
1,596 Okta, Inc.
g
190,419
891 Palo Alto Networks, Inc.
g
500,100
1,082 Paycom Software, Inc.
g
304,551
5,177 Paymentus Holdings, Inc.
f,g
85,731
3,079 PayPal Holdings, Inc.
g
270,736
29 Progress Software Corporation 1,391
2,874 PTC, Inc.
g
328,240
4,108 Qorvo, Inc.
g
467,408
3,699 QUALCOMM, Inc. 516,713
3,074 Salesforce, Inc.
g
540,840
4,712 Samsung Electronics Company,
Ltd. 251,119
567 ScanSource, Inc.
g
19,414
3,130 Semtech Corporation
g
186,548
1,115 ServiceNow, Inc.
g
533,082
11,940 Sierra Wireless, Inc.
g
187,577
644 SiTime Corporation
g
108,559
6,687 Skyworks Solutions, Inc. 757,637
6,677 Sonos, Inc.
g
152,369
9,817 Sprout Social, Inc.
g
601,586
969 Synopsys, Inc.
g
277,900
1,481 TD SYNNEX Corporation 148,233
746 TE Connectivity, Ltd. 93,086
9,808 Telefonaktiebolaget LM Ericsson
ADR 78,072
7,286 Texas Instruments, Inc. 1,240,442
1,091 Trimble, Inc.
g
72,770
2,277 TTEC Holdings, Inc. 168,065
24,077 TTM Technologies, Inc.
g
335,874
665 Tyler Technologies, Inc.
g
262,482
1,560 Universal Display Corporation 199,259
219 Upland Software, Inc.
g
3,267
308 VeriSign, Inc.
g
55,037
158 Vertex, Inc.
g
2,248
1,147 WEX, Inc.
g
190,677
4,854 Workiva, Inc.
g
468,460
3,708 Xerox Holdings Corporation 64,519
Total 35,140,321
Shares Common Stock (14.0%) Value
Materials (0.6%)
354 AdvanSix, Inc. $ 15,767
102 Alpha Metallurgical Resources,
Inc.
g
15,783
3,786 AptarGroup, Inc. 434,746
3,488 Ashland Global Holdings, Inc. 366,135
713 Avery Dennison Corporation 128,768
8,871 Axalta Coating Systems, Ltd.
g
225,057
14 Balchem Corporation 1,725
955 Ball Corporation 77,508
148 Cabot Corporation 9,746
5,308 Carpenter Technology Corporation 202,659
394 Celanese Corporation 57,894
1,968 CF Industries Holdings, Inc. 190,561
2,130 Cleveland-Cliffs, Inc.
g
54,294
2,911 Compass Minerals International,
Inc. 172,127
3,555 Crown Holdings, Inc. 391,192
4,345 Eastman Chemical Company 446,101
822 FMC Corporation 108,948
3,280 Graphic Packaging Holding
Company 71,504
2,869 Huntsman Corporation 97,173
4,107 Ingevity Corporation
g
246,009
1,475 Innospec, Inc. 140,582
20,594 Ivanhoe Mines, Ltd.
g
165,118
1,747 Kaiser Aluminum Corporation 168,585
79 Koppers Holdings, Inc. 1,917
1,985 LyondellBasell Industries NV 210,470
706 Martin Marietta Materials, Inc. 250,079
18 Materion Corporation 1,533
752 Minerals Technologies, Inc. 47,835
1,292 Myers Industries, Inc. 28,334
1 NewMarket Corporation 325
1,140 Nucor Corporation 176,449
2,844 O-I Glass, Inc.
g
38,337
652 PPG Industries, Inc. 83,449
1,762 Quaker Chemical Corporation 286,695
395 Rayonier Advanced Materials,
Inc.
g
2,026
2,831 Reliance Steel & Aluminum
Company 561,246
3,621 RPM International, Inc. 300,181
939 Ryerson Holding Corporation 34,565
663 Schweitzer-Mauduit International,
Inc. 16,681
800 Sensient Technologies Corporation 67,680
718 Sherwin-Williams Company 197,421
440 Sonoco Products Company 27,240
2,469 Steel Dynamics, Inc. 211,717
1,050 SunCoke Energy, Inc. 8,736
1,539 Trinseo plc 73,026
526 Tronox Holdings plc 9,047
2,883 UFP Technologies, Inc.
g
197,976
1,401 United States Lime & Minerals, Inc. 153,424
3,436 United States Steel Corporation 104,764
1,692 Westlake Corporation 214,123
397 Worthington Industries, Inc. 18,885
Total 7,112,143
Real Estate (0.8%)
26,251 AGNC Investment Corporation 288,236
6,051 Agree Realty Corporation 410,984
556 Alexandria Real Estate Equities,
Inc. 101,281

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (14.0%) Value
Real Estate (0.8%) - continued
3,437 American Campus Communities,
Inc. $ 222,271
272 Apartment Income REIT
Corporation 13,374
419 AvalonBay Communities, Inc. 95,314
2,695 Camden Property Trust 422,819
361 CareTrust REIT, Inc. 5,852
4,325 CBRE Group, Inc.
g
359,148
88 Community Healthcare Trust, Inc. 3,240
9,355 CubeSmart 444,456
8,009 Cushman and Wakefield plc
g
143,361
517 Digital Realty Trust, Inc. 75,544
1,576 Duke Realty Corporation 86,286
228 EastGroup Properties, Inc. 42,750
6,296 EPR Properties 330,666
7,581 Essential Properties Realty Trust,
Inc. 181,944
227 Essex Property Trust, Inc. 74,744
489 Extra Space Storage, Inc. 92,910
193 Federal Realty Investment Trust 22,593
4,151 First Industrial Realty Trust, Inc. 240,758
971 FirstService Corporation 121,268
1,587 Four Corners Property Trust, Inc. 43,579
188 Getty Realty Corporation 5,059
767 Gladstone Commercial
Corporation 16,138
642 Gladstone Land Corporation 23,369
8,304 Healthcare Realty Trust, Inc. 224,872
7,822 Host Hotels & Resorts, Inc. 159,178
7,144 Independence Realty Trust, Inc. 194,746
198 Industrial Logistics Properties Trust 3,200
309 Innovative Industrial Properties,
Inc. 44,678
166 Jones Lang LaSalle, Inc.
g
36,309
2,758 Kilroy Realty Corporation 193,060
1,240 Life Storage, Inc. 164,288
1,112 Medical Properties Trust, Inc. 20,450
14,221 MGIC Investment Corporation 185,726
3,819 National Retail Properties, Inc. 167,425
25,499 National Storage Affiliates Trust 1,443,243
13,964 Necessity Retail REIT, Inc. 104,311
1,656 NetSTREIT Corporation 35,803
11,833 New Residential Investment
Corporation 123,063
1,470 NexPoint Residential Trust, Inc. 131,065
590 One Liberty Properties, Inc. 16,904
88 Orion Office REIT, Inc. 1,181
11,880 Pebblebrook Hotel Trust 290,110
132 PS Business Parks, Inc. 24,710
2,692 Public Storage, Inc. 1,000,078
2,042 Rayonier, Inc. REIT 88,214
190 RE/MAX Holdings, Inc. 4,457
885 Realty Income Corporation 61,384
8,810 Rexford Industrial Realty, Inc. 687,532
2,673 Sabra Health Care REIT, Inc. 31,221
866 SBA Communications Corporation 300,597
18,991 Service Properties Trust 154,207
1,656 Spirit Realty Capital, Inc. 71,953
4,202 UDR, Inc. 223,588
1,466 UMH Properties, Inc. 34,480
Total 10,089,977
Utilities (0.4%)
2,152 Alliant Energy Corporation 126,559
71 American States Water Company 5,585
Shares Common Stock (14.0%) Value
Utilities (0.4%) - continued
872 Artesian Resources Corporation $ 40,548
448 Avista Corporation 18,175
2,672 CenterPoint Energy, Inc. 81,790
130 Consolidated Edison, Inc. 12,056
771 Consolidated Water Company,
Ltd. 8,389
2,095 Constellation Energy Corporation 124,045
1,679 Duke Energy Corporation 184,959
2,431 Entergy Corporation 288,924
136 Essential Utilities, Inc. 6,087
3,957 Exelon Corporation 185,108
42,928 NiSource, Inc. 1,250,063
2,750 NorthWestern Corporation 155,898
852 Pinnacle West Capital Corporation 60,662
2,327 Portland General Electric
Company 110,137
10,396 Sempra Energy 1,677,499
3,286 Spire, Inc. 239,057
3,510 UGI Corporation 120,393
Total 4,695,934
Total Common Stock
(cost $155,708,021) 171,050,743
Shares
Collateral Held for Securities
Loaned ( 1.2% ) Value
14,771,477 Thrivent Cash Management Trust 14,771,477
Total Collateral Held for
Securities Loaned
(cost $14,771,477) 14,771,477
Shares or
Principal
Amount Short-Term Investments ( 20.0% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.240%, 5/4/2022
l,m
99,997
500,000 0.310%, 5/11/2022
l,m
499,940
400,000 0.242%, 5/17/2022
l,m
399,920
300,000 0.315%, 5/24/2022
l,m
299,912
800,000 0.330%, 5/25/2022
l,m
799,755
1,700,000 0.380%, 6/3/2022
l,m
1,698,913
700,000 0.135%, 6/17/2022
l,m
699,359
600,000 0.693%, 7/6/2022
l,m
599,030
800,000 0.765%, 7/19/2022
l,m
798,449
Thrivent Core Short-Term Reserve
Fund
23,227,745 0.830% 232,277,452
U.S. Treasury Bills
1,000,000 0.295%, 5/5/2022
l,n
999,992
3,000,000 0.360%, 5/19/2022
l,n,o
2,999,688
1,500,000 0.731%, 7/21/2022
l,n
1,497,253
Total Short-Term Investments
(cost $243,633,473) 243,669,660
Total Investments (cost
$1,287,195,025) 110.6% $1,349,923,204
Other Assets and Liabilities, Net
(10.6%) (129,060,990)
Total Net Assets 100.0% $1,220,862,214

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Non-income producing security.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $76,672,576 or 6.3% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 29, 2022.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n At April 29, 2022, $1,756,530 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Moderately Conservative Allocation Fund as of April
29, 2022 was $118,561 or 0.01% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of April 29,
2022.
Security
Acquisition
Date Cost
Credit Acceptance Corporation,
12/31/2024 5/29/2020 $ 116,692
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of April 29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 1,404,596
Common Stock 12,631,165
Total lending $14,035,761
Gross amount payable upon return of
collateral for securities loaned $14,771,477
Net amounts due to counterparty $735,716
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $113,343,075
Gross unrealized depreciation (61,642,225)
Net unrealized appreciation (depreciation) $51,700,850
Cost for federal income tax purposes $1,293,588,361

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,189,365 – 773,748 415,617
Capital Goods 5,236,455 – 4,364,031 872,424
Communications Services 3,699,246 – 3,510,633 188,613
Consumer Cyclical 3,164,764 – 2,749,907 414,857
Consumer Non-Cyclical 4,488,382 – 4,359,996 128,386
Energy 439,249 – 439,249 –
Financials 1,217,613 – 1,161,112 56,501
Technology 1,935,306 – 1,935,306 –
Transportation 1,308,483 – 1,308,483 –
Utilities 920,675 – 794,575 126,100
Long-Term Fixed Income
Asset-Backed Securities 18,497,487 – 18,497,487 –
Basic Materials 4,393,969 – 4,393,969 –
Capital Goods 7,388,258 – 7,388,258 –
Collateralized Mortgage Obligations 22,003,460 – 22,003,460 –
Commercial Mortgage-Backed Securities 7,825,345 – 7,825,345 –
Communications Services 12,101,838 – 12,101,838 –
Consumer Cyclical 14,768,563 – 14,768,563 –
Consumer Non-Cyclical 14,491,200 – 14,491,200 –
Energy 10,575,654 – 10,575,654 –
Financials 37,509,039 – 37,509,039 –
Mortgage-Backed Securities 120,925,214 – 120,925,214 –
Technology 7,896,817 – 7,896,817 –
Transportation 3,066,221 – 3,066,221 –
U.S. Government & Agencies 150,855,367 – 150,855,367 –
Utilities 7,049,205 – 7,049,205 –
Registered Investment Companies
Unaffiliated 13,131,322 13,131,322 – –
Affiliated 364,585,176 362,208,232 2,376,944 –
Common Stock
Communications Services 9,403,759 9,398,793 – 4,966
Consumer Discretionary 20,082,242 20,082,242 – –
Consumer Staples 6,632,983 6,632,983 – –
Energy 6,949,422 6,949,422 – –
Financials 23,202,754 23,035,215 167,539 –
Health Care 20,265,321 20,265,321 – –
Industrials 27,475,887 27,260,147 215,740 –
Information Technology 35,140,321 34,889,202 251,119 –
Materials 7,112,143 6,947,025 165,118 –
Real Estate 10,089,977 10,089,977 – –
Utilities 4,695,934 4,695,934 – –
Short-Term Investments 11,392,208 – 11,392,208 –
Subtotal Investments in Securities $1,023,106,624 $545,585,815 $475,313,345 $2,207,464
Other Investments  * Total
Affiliated Short-Term Investments 232,277,452
Affiliated Registered Investment Companies 79,767,651
Collateral Held for Securities Loaned 14,771,477
Subtotal Other Investments $326,816,580
Total Investments at Value $1,349,923,204
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,385,489 3,385,489 – –
Total Asset Derivatives $3,385,489 $3,385,489 $– $–
Liability Derivatives
Futures Contracts 7,586,605 7,586,605 – –
Credit Default Swaps 432,877 – 432,877 –
Total Liability Derivatives $8,019,482 $7,586,605 $432,877 $–
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of April 29, 2022. Investments and/or cash totaling $6,005,375 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 32 June 2022 $ 4,051,837 ( $ 238,837)
CBOT 2-Yr. U.S. Treasury Note 32 June 2022 6,876,348 (130,348)
CBOT 5-Yr. U.S. Treasury Note 49 June 2022 5,771,051 (250,129)
CBOT U.S. Long Bond 117 June 2022 18,107,961 (1,647,524)
CME E-mini Russell 2000 Index 6 June 2022 602,529 (44,139)
CME E-mini S&P 500 Index 355 June 2022 75,417,357 (2,154,232)
CME E-mini S&P Mid-Cap 400 Index 3 June 2022 778,413 (29,883)
CME Ultra Long Term U.S. Treasury Bond 110 June 2022 20,271,303 (2,623,178)
ICE mini MSCI EAFE Index 215 June 2022 21,754,358 (290,908)
Ultra 10-Yr. U.S. Treasury Note 16 June 2022 2,241,427 (177,427)
Total Futures Long Contracts $ 155,872,584 ( $ 7,586,605)
CBOT 10-Yr. U.S. Treasury Note (77) June 2022 ( $ 9,731,831) $ 556,799
CBOT 2-Yr. U.S. Treasury Note (158) June 2022 (33,896,686) 588,311
CBOT 5-Yr. U.S. Treasury Note (78) June 2022 (9,167,233) 378,826
CME E-mini Russell 2000 Index (138) June 2022 (13,816,360) 973,390
CME E-mini S&P Mid-Cap 400 Index (76) June 2022 (19,651,261) 688,501
ICE US mini MSCI Emerging Markets Index (29) June 2022 (1,547,531) 14,301
Ultra 10-Yr. U.S. Treasury Note (17) June 2022 (2,378,360) 185,361
Total Futures Short Contracts ( $ 90,189,262) $3,385,489
Total Futures Contracts $ 65,683,322 ($4,201,116)

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Moderately Conservative Allocation Fund's swaps contracts held as of April 29, 2022. Investments totaling
$1,799,813 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 38, 5 Year, at 5.00%, Quarterly Sell 6/20/2027 ( $ 11,160,000) $ – ( $ 432,877) ( $ 432,877)
Total Credit Default Swaps $– ($432,877) ($432,877)
1 As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative
Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2022, for Moderately Conservative
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,676,192
Total Equity Contracts 1,676,192
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,709,297
Total Interest Rate Contracts 1,709,297
Total Asset Derivatives $3,385,489
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,519,162
Total Equity Contracts 2,519,162
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,067,443
Total Interest Rate Contracts 5,067,443
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 432,877
Total Credit Contracts 432,877
Total Liability Derivatives $8,019,482
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2022, for
Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 132,344
Futures Net realized gains/(losses) on Futures contracts (2,069,051)
Total Interest Rate Contracts (1,936,707)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (7,908,149)
Total Equity Contracts (7,908,149)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (219,466)
Total Credit Contracts (219,466)
Total ($10,064,322)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2022, for Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (962,439)
Total Equity Contracts (962,439)
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts (38,195)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,903,665)
Total Interest Rate Contracts (2,941,860)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (260,837)
Total Credit Contracts (260,837)
Total ($4,165,136)
The following table presents Moderately Conservative Allocation Fund's average volume of derivative activity during the period ended April 29,
2022.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $88,761,249
Futures - Short (41,648,248)
Interest Rate Contracts
Futures - Long 77,156,377
Futures - Short (59,060,312)
Options Written (6,765,413)
Credit Contracts
Credit Default Swaps - Sell Protection 1,351,670

Moderately Conservative Allocation Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $42,834 $980 $2,255 $34,801 4,286 2.8%
Core Emerging Markets Equity 9,114 804 – 7,802 844 0.6
Core International Equity 11,284 4,704 – 13,188 1,401 1.1
Core Low Volatility Equity 24,791 3,719 – 23,976 1,938 2.0
Core Small Cap Value — 2,490 – 2,377 254 0.2
Global Stock, Class S 2,017 259 – 1,755 70 0.1
High Yield, Class S 25,893 596 – 24,240 5,677 2.0
Income, Class S 84,387 2,574 – 74,183 8,895 6.1
International Allocation, Class S 48,888 4,340 – 42,382 4,392 3.5
Large Cap Growth, Class S 66,844 3,758 – 51,965 3,285 4.3
Large Cap Value, Class S 96,507 7,241 – 93,997 3,475 7.7
Limited Maturity Bond, Class S 41,908 337 – 40,381 3,340 3.3
Mid Cap Stock, Class S 29,779 2,934 – 26,142 794 2.1
Small Cap Stock, Class S 7,731 795 – 7,163 241 0.6
Total Affiliated Registered Investment
Companies 491,977 444,352 36.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% 258,010 182,366 208,099 232,277 23,228 19.0
Total Affiliated Short-Term Investments 258,010 232,277 19.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,943 142,066 133,238 14,771 14,771 1.2
Total Collateral Held for Securities Loaned 5,943 14,771 1.2
Total Value $755,930 $691,400
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(182) $(6,576) $– $980
Core Emerging Markets Equity – (2,116) 607 198
Core International Equity – (2,800) – 704
Core Low Volatility Equity Fund – (4,534) 3,367 352
Core Small Cap Value – (113) – –
Global Stock, Class S – (521) 237 22
High Yield, Class S – (2,249) – 595
Income, Class S – (12,778) 1,381 1,193
International Allocation, Class S – (10,846) 3,225 1,115
Large Cap Growth, Class S – (18,637) 3,758 –
Large Cap Value, Class S – (9,751) 6,030 1,211
Limited Maturity Bond, Class S – (1,864) 22 314
Mid Cap Stock, Class S – (6,571) 2,906 27
Small Cap Stock, Class S – (1,363) 753 42
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% – – – 436
Total Income/Non Income Cash from Affiliated Investments $7,189
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 3 19
Total Affiliated Income from Securities Loaned, Net $19
Total $(182) $(80,719) $22,289

Money Market Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company ( 9.7% ) Value
Goldman Sachs Financial Square
Funds - Government Fund
$ 70,960,000 0.310%  $ 70,960,000
Total 70,960,000
Principal
Amount
U.S. Government Agency Debt
( 73.8% )
a
Value
Federal Agricultural Mortgage
Corporation
6,550,000
0.295% (SOFRRATE +
0.015%), 8/18/2022
b
6,550,000
18,250,000
0.315% (SOFRRATE +
0.035%), 12/29/2022
b
18,250,000
7,300,000
0.330% (SOFRRATE +
0.050%), 3/3/2023
b
7,300,000
Federal Farm Credit Bank
14,400,000
0.320% (SOFRRATE +
0.040%), 6/1/2022
b
14,400,443
1,500,000
0.605% (LIBOR 1M +
0.080%), 7/13/2022
b
1,500,419
14,400,000
0.470% (SOFRRATE +
0.190%), 7/14/2022
b
14,403,323
3,305,000
0.425% (SOFRRATE +
0.145%), 7/28/2022
b
3,306,121
13,150,000
0.509% (LIBOR 1M +
0.080%), 9/6/2022
b
13,157,545
9,400,000
0.892% (USBMMY 3M FLAT),
9/8/2022
b
9,399,576
2,400,000
0.370% (SOFRRATE +
0.090%), 9/23/2022
b
2,400,823
4,420,000
0.695% (LIBOR 1M +
0.070%), 2/21/2023
b
4,421,637
22,155,000
0.695% (LIBOR 1M +
0.070%), 2/21/2023
b
22,168,011
3,250,000
0.310% (SOFRRATE +
0.030%), 8/28/2023
b
3,250,000
6,500,000
0.360% (FEDL 1M + 0.030%),
12/8/2023
b
6,498,685
1,800,000
0.851% (LIBOR 1M +
0.400%), 12/8/2023
b
1,811,097
6,400,000
0.350% (SOFRRATE +
0.070%), 12/14/2023
b
6,400,000
18,470,000
0.350% (FEDL 1M + 0.020%),
3/25/2024
b
18,468,211
Federal Home Loan Bank
14,050,000 0.250% , 5/9/2022 14,049,122
18,250,000
0.340% (SOFRRATE +
0.060%), 5/12/2022
b
18,250,517
26,150,000 0.304% , 5/13/2022 26,147,130
17,850,000 0.387% , 5/18/2022 17,846,548
5,600,000 0.455% , 5/24/2022 5,598,301
19,000,000
0.280% (SOFRRATE FLAT),
6/1/2022
b
19,000,000
14,600,000
0.280% (SOFRRATE FLAT),
6/2/2022
b
14,600,000
18,230,000
0.285% (SOFRRATE +
0.005%), 6/30/2022
b
18,230,000
18,250,000
0.285% (SOFRRATE +
0.005%), 6/30/2022
b
18,250,154
3,275,000 0.400% , 7/15/2022 3,272,234
19,500,000
0.280% (SOFRRATE FLAT),
7/19/2022
b
19,500,000
3,000,000 0.580% , 7/19/2022 2,996,133
11,000,000
0.290% (SOFRRATE +
0.010%), 7/26/2022
b
11,000,000
Principal
Amount
U.S. Government Agency Debt
(73.8%)
a
Value
$ 18,250,000
0.290% (SOFRRATE +
0.010%), 8/2/2022
b
$ 18,250,000
7,400,000
0.285% (SOFRRATE +
0.005%), 10/21/2022
b
7,400,000
15,200,000
0.290% (SOFRRATE +
0.010%), 10/27/2022
b
15,200,000
6,400,000
0.310% (SOFRRATE +
0.030%), 1/9/2023
b
6,400,000
Federal Home Loan Mortgage
Corporation
4,720,000
0.470% (SOFRRATE +
0.190%), 6/2/2022
b
4,720,821
Federal National Mortgage
Association
3,000,000
0.510% (SOFRRATE +
0.230%), 5/6/2022
b
3,000,016
U.S. International Development
Finance Corporation
1,619,048
0.400% (T-BILL 3M FLAT),
5/6/2022
b
1,619,048
1,344,736
0.400% (T-BILL 3M FLAT),
5/6/2022
b
1,344,736
4,182,076
0.400% (T-BILL 3M FLAT),
5/6/2022
b
4,182,076
2,749,056
0.400% (T-BILL 3M FLAT),
5/6/2022
b
2,749,056
4,033,250
0.410% (T-BILL 3M FLAT),
5/6/2022
b
4,033,250
8,400,000
0.410% (T-BILL 3M FLAT),
5/6/2022
b
8,400,000
2,082,693
0.410% (T-BILL 3M FLAT),
5/6/2022
b
2,082,693
7,317,308
0.410% (T-BILL 3M FLAT),
5/6/2022
b
7,317,308
3,416,667
0.410% (T-BILL 3M + 0.070%),
5/6/2022
b
3,416,667
2,645,384
0.410% (T-BILL 3M FLAT),
5/6/2022
b
2,645,384
5,920,000
0.410% (T-BILL 3M FLAT),
5/6/2022
b
5,920,000
4,421,053
0.410% (T-BILL 3M FLAT),
5/6/2022
b
4,421,053
4,617,000
0.410% (T-BILL 3M FLAT),
5/6/2022
b
4,617,000
5,812,500
0.410% (T-BILL 3M FLAT),
5/6/2022
b
5,812,500
3,528,000
0.420% (T-BILL 3M FLAT),
5/6/2022
b
3,528,000
4,231,000
0.420% (T-BILL 3M FLAT),
5/6/2022
b
4,231,000
5,331,060
0.420% (T-BILL 3M FLAT),
5/6/2022
b
5,331,060
9,410,000
0.420% (T-BILL 3M FLAT),
5/6/2022
b
9,410,000
2,969,451
0.420% (T-BILL 3M FLAT),
5/6/2022
b
2,969,451
2,953,163
0.420% (T-BILL 3M FLAT),
5/6/2022
b
2,953,163
3,222,660
0.420% (T-BILL 3M FLAT),
5/6/2022
b
3,222,660
4,603,800
0.420% (T-BILL 3M FLAT),
5/6/2022
b
4,603,800
5,249,999
0.420% (T-BILL 3M FLAT),
5/6/2022
b
5,249,999
3,977,140
0.420% (T-BILL 3M FLAT),
5/6/2022
b
3,977,140

Money Market Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

P i
Principal
Amount
U.S. Government Agency Debt
(73.8%)
a
Value
$ 6,752,046
0.420% (T-BILL 3M FLAT),
5/6/2022
b
$ 6,752,046
1,968,750
0.420% (T-BILL 3M FLAT),
5/6/2022
b
1,968,750
1,557,895
0.420% (T-BILL 3M FLAT),
5/6/2022
b
1,557,895
5,347,984
0.420% (T-BILL 3M FLAT),
5/6/2022
b
5,347,984
6,603,300
0.420% (T-BILL 3M FLAT),
5/6/2022
b
6,603,300
2,900,000 0.620% , 7/23/2022 3,047,942
6,435,000 0.830% , 12/14/2022 6,396,780
2,940,000 1.460% , 2/15/2023 2,923,842
Total 536,032,450
Principal
Amount U.S. Treasury Debt ( 8.2% )
a
Value
U.S. Treasury Bills
13,050,000 0.198% , 5/12/2022 13,049,141
13,200,000 0.226% , 5/19/2022 13,198,424
6,620,000 0.360% , 5/26/2022 6,618,279
13,350,000 0.253% , 6/9/2022 13,346,241
6,850,000 0.420% , 7/14/2022 6,844,006
U.S. Treasury Notes
6,550,000 1.875% , 5/31/2022 6,558,801
U.S. Treasury STRIPS Zero Coupon
555,000 0.000% , 7/31/2022 553,716
Total 60,168,608
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash ( 8.1% )
a
Value
RBC Dominion Securities, Inc.
58,730,000 0.220% , 5/2/2022
c
58,730,000
Total 58,730,000
Total Investments (cost
$725,967,440) 99.8% $725,891,058
Other Assets and Liabilities,
Net 0.2% 1,395,128
Total Net Assets 100.0% $727,286,186
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as of
April 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Repurchase agreement dated April 29, 2022, $58,731,077
maturing May 2, 2022, collateralized by $59,905,765 United
States Department of The Treasury, 0.22% due May 2, 2022.
Definitions:
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $0
Gross unrealized depreciation (76,382)
Net unrealized appreciation (depreciation) ($76,382)
Cost for federal income tax purposes $725,967,440
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Money Market Fund's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 70,960,000 70,960,000 – –
U.S. Government Agency Debt 536,032,450 – 536,032,450 –
U.S. Treasury Debt 60,168,608 – 60,168,608 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 58,730,000 – 58,730,000 –
Total Investments at Amortized Cost $725,891,058 $70,960,000 $654,931,058 $–

Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.8% ) Value
Alabama (0.3%)
Auburn University, AL General Fee
Rev. Refg.
$ 1,000,000 5.000%, 6/1/2032, Ser. A $ 1,066,481
1,250,000 5.000%, 6/1/2033, Ser. A 1,332,340
UAB Medicine Finance Auth., AL
Rev. Refg.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,164,746
Total 4,563,567
Alaska (<0.1%)
Northern AK Tobacco Securitization
Corporation Tobacco Settlement
Rev. Refg.
250,000 4.000%, 6/1/2050, Ser. B-1 227,211
Valdez, AK Marine Terminal Rev.
Refg. (ExxonMobil)
100,000 0.320%, 12/1/2029
a
100,000
Total 327,211
Arizona (1.9%)
Arizona Board of Regents State
University System Rev.
1,000,000 5.000%, 7/1/2042, Ser. B 1,088,266
Arizona Board of Regents State
University System Rev. Refg.
750,000 5.000%, 7/1/2042, Ser. B 827,637
Arizona Industrial Development
Auth. Economic Development
Rev. (Legacy Cares, Inc.)
4,900,000 7.750%, 7/1/2050, Ser. A
b
5,404,304
625,000 6.000%, 7/1/2051, Ser. A
b
623,231
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada- Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A
b
820,174
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada)
2,165,000 5.000%, 7/15/2050, Ser. A
b
2,196,501
Glendale, AZ Industrial
Development Auth. Rev.
(Midwestern University)
2,515,000 5.000%, 5/15/2031 2,518,184
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
1,500,000 5.000%, 5/15/2056, Ser. A 1,538,399
Northern Arizona University Refg.
C.O.P.
1,000,000 5.000%, 9/1/2022 1,011,219
Northern Arizona University Rev.
Refg.
1,180,000 5.000%, 6/1/2036, Ser. A 1,275,310
750,000 5.000%, 6/1/2037, Ser. A 811,179
320,000 5.000%, 6/1/2038, Ser. A 345,975
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,098,917
Principal
Amount Long-Term Fixed Income (99.8%) Value
Arizona (1.9%) - continued
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev.
(Mayo Clinic)
$ 3,675,000 0.310%, 11/15/2052, Ser. A
a
$ 3,675,000
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,456,596
Student & Academic Services, LLC
Northern AZ Capital Fac. Lease
Rev. (BAM Insured)
750,000 5.000%, 6/1/2039
c
778,717
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 540,907
725,000 5.000%, 8/1/2039 807,754
Total 27,818,270
Arkansas (0.4%)
University of Arkansas Rev. Refg.
900,000 5.000%, 11/1/2037, Ser. A 985,130
1,300,000 5.000%, 11/1/2046, Ser. A 1,421,814
University of Arkansas Rev. Refg.
Various Fac. (Pine Bluff Campus)
650,000 5.000%, 12/1/2029, Ser. A 687,828
University of Arkansas Rev. Various
Fac. (Fayetteville Campus)
1,135,000 5.000%, 11/1/2039, Ser. A
d
1,205,681
825,000 5.000%, 11/1/2041, Ser. A
d
876,376
Total 5,176,829
California (9.8%)
Anaheim, CA Public Financing
Auth. Lease Rev. (Anaheim
Public Improvements) (AGM
Insured)
2,775,000 6.000%, 9/1/2024, Ser. A
c
2,895,325
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 7,367,006
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
200,000 5.000%, 6/1/2049, Ser. B-1 208,635
California Department of Water
Resources Rev. Refg. (Central
Valley)
1,500,000 5.000%, 12/1/2031, Ser. AX 1,671,477
1,000,000 5.000%, 12/1/2032, Ser. AX 1,111,041
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 7,394,543
8,300,000 5.000%, 5/1/2045, Ser. U-6 10,029,414
California Health Fac. Financing
Auth. Rev.
1,750,000 5.000%, 8/15/2055, Ser. B 1,891,316
6,225,000 5.000%, 11/15/2056, Ser. A 6,828,766

Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
California (9.8%) - continued
California Health Fac. Financing
Auth. Rev. Refg. (Cedars Sinai
Health System)
$ 2,000,000 4.000%, 8/15/2048, Ser. A $ 1,984,537
California Infrastructure and
Economic Development Bank
Rev. (Bay Area Toll Bridges
Seismic Retrofit) (FGIC Insured)
5,000,000 5.000%, 7/1/2025, Ser. A
c,d
5,397,136
California Municipal Finance Auth.
Refg. Rev. (Biola University)
2,000,000 5.000%, 10/1/2042 2,043,058
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
275,000 5.000%, 10/1/2025 291,999
300,000 5.000%, 10/1/2026 322,506
California Municipal Finance Auth.
Rev. (LINXS APM)
5,135,000
5.000%, 12/31/2043, Ser. A,
AMT 5,368,225
California Pollution Control
Financing Auth. Rev. Refg.
(ExxonMobil)
2,365,000 0.350%, 12/1/2029, AMT
a
2,365,000
California Public Finance Auth.
Senior Living Rev. (Enso Village)
300,000 5.000%, 11/15/2051, Ser. A
b
296,796
California Various Purpose G.O.
10,000 5.250%, 4/1/2029 10,025
500,000 5.000%, 4/1/2049 546,721
Fullerton, CA Public Financing
Auth. Rev. Refg. (Marshall B.
Ketchum University)
2,055,000 4.000%, 2/1/2046, Ser. A 2,005,188
Los Angeles, CA Department
of Airports Rev. (Los Angeles
International Airport)
3,000,000
5.000%, 5/15/2044, Ser. F,
AMT 3,206,385
Los Angeles, CA Department of
Airports Rev. Refg. (Los Angeles
International Airport)
500,000
4.000%, 5/15/2036, Ser. C.,
AMT 503,992
Los Angeles, CA Department of
Water & Power Rev.
7,000,000 5.000%, 7/1/2044, Ser. D 7,307,283
Pomona, CA Single Family
Mortgage Rev. Refg. (GNMA/
FNMA/FHLMC Collateralized)
615,000 7.600%, 5/1/2023, Ser. A
c,d
632,690
Riverside County, CA
Transportation Commission Toll
Rev. Refg. (RCTC 91 Express
Lanes)
500,000 4.000%, 6/1/2046, Ser. B-1 475,369
San Bernardino, CA Single Family
Mortgage Rev. Refg. (GNMA
Collateralized)
220,000 7.500%, 5/1/2023, Ser. A
c,d
226,217
San Diego County, CA Regional
Airport Auth. Rev. (San Diego
County Regional Airport)
10,000,000 5.000%, 7/1/2056, Ser. A 10,864,020
Principal
Amount Long-Term Fixed Income (99.8%) Value
California (9.8%) - continued
San Diego, CA Unified School
District G.O.
$ 10,000,000 6.000%, 7/1/2033, Ser. A
d
$ 10,766,951
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
4,000,000
5.500%, 5/1/2028, Ser. A,
AMT 4,102,562
7,825,000
5.000%, 5/1/2044, Ser. A,
AMT 8,053,320
5,700,000 5.000%, 5/1/2047, Ser. B 6,083,090
San Jose, CA Redevelopment
Agency Successor Agency Tax
Allocation Refg.
6,000,000 5.000%, 8/1/2035, Ser. A 6,587,068
Santa Monica Community College
District, Los Angeles County, CA
G.O.
5,000,000
Zero Coupon, 8/1/2025,
Ser. C 4,555,631
University of California Limited Rev.
Refg.
8,000,000 5.000%, 5/15/2032, Ser. I 8,510,598
University of California Regents
Medical Center Rev.
7,500,000 5.000%, 5/15/2047, Ser. P
e
8,249,693
Total 140,153,583
Colorado (4.7%)
Aurora City, CO Sewer
Improvements Rev. (Seam
Fac. and Other System
Improvements)
1,500,000 4.000%, 8/1/2051 1,538,101
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 647,146
475,000 5.000%, 4/1/2048 505,484
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,753,202
2,500,000 5.000%, 12/1/2055 2,750,420
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
b
1,041,566
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,874,133
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center)
3,325,000 4.000%, 9/1/2050, Ser. A 3,072,266
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center, Inc.)
4,000,000 5.000%, 9/1/2046 4,256,800
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Commonspirit Health)
10,000,000 4.000%, 8/1/2049, Ser. A-2 9,463,319

Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Colorado (4.7%) - continued
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
$ 1,340,000 4.000%, 12/1/2050, Ser. A $ 1,225,613
Colorado Health Fac. Auth.
Hospital Rev. Refg. (Valley View
Hospital Association)
500,000 5.000%, 5/15/2030, Ser. A 547,881
385,000 5.000%, 5/15/2031, Ser. A 420,737
300,000 5.000%, 5/15/2032, Ser. A 327,262
Colorado Health Fac. Auth. Rev.
(Evangelical Lutheran Good
Samaritan Society)
500,000 5.625%, 6/1/2043
d
518,502
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,518,730
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 1,909,907
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
b
1,621,089
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,060,941
Larimer Weld & Boulder County,
CO G.O. (Thompson School
District)
1,500,000 5.000%, 12/15/2034 1,702,933
3,000,000 5.000%, 12/15/2035 3,402,556
Park Creek, CO Metropolitan
District Rev.
3,000,000 5.000%, 12/1/2041, Ser. A 3,161,019
2,250,000 5.000%, 12/1/2046, Ser. A 2,359,930
Park Creek, CO Metropolitan
District Rev. Refg.
1,220,000 5.000%, 12/1/2022 1,241,401
1,000,000 5.000%, 12/1/2024 1,057,685
Plaza Metropolitan District No.
1, CO Rev. Refg. (City of
Lakewood)
500,000 5.000%, 12/1/2022
b
504,348
University of Colorado University
Enterprise Rev.
3,250,000 5.000%, 6/1/2033, Ser. A
d
3,424,806
3,000,000 5.000%, 6/1/2034, Ser. A
d
3,161,360
Weld County, CO School District 6
Greeley G.O.
3,000,000 5.000%, 12/1/2044 3,338,759
Total 66,407,896
Connecticut (0.7%)
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,939,166
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
b
1,023,178
Principal
Amount Long-Term Fixed Income (99.8%) Value
Connecticut (0.7%) - continued
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
$ 500,000 4.000%, 7/1/2045, Ser. K $ 486,500
4,000,000 5.000%, 7/1/2047, Ser. L 4,344,771
Connecticut Health & Educational
Fac. Auth. Rev. Refg. (Sacred
Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 641,491
Hamden, CT G.O. Refg. (BAM
Insured)
150,000 4.000%, 8/15/2041
c
153,692
University of Connecticut Rev.
1,500,000 5.000%, 11/1/2036, Ser. A 1,654,280
Total 10,243,078
Delaware (0.3%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
2,000,000 5.000%, 9/1/2050 2,063,677
600,000 4.000%, 9/1/2051 525,457
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 878,910
500,000 5.000%, 7/1/2048, Ser. A 499,966
Total 3,968,010
District Of Columbia (1.6%)
District of Columbia Rev. (D.C.
Smart Street Lighting)
1,000,000
5.500%, 2/29/2036, Ser. A,
AMT
e
1,099,873
1,000,000
5.500%, 8/31/2036, Ser. A,
AMT
e
1,101,501
District of Columbia Water & Sewer
Auth. Public Utility Rev.
13,715,000 5.000%, 10/1/2049, Ser. A 15,106,510
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
6,000,000
5.000%, 10/1/2038, Ser. A,
AMT 6,168,984
Total 23,476,868
Florida (4.0%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046
e
1,076,573
500,000 4.000%, 10/1/2046 452,847
Broward County, FL Fuel System
Rev. (Fort Lauderdale Fuel Fac.)
(AGM Insured)
700,000
5.000%, 4/1/2025, Ser. A,
AMT
c,d
718,349
Broward County, FL Water and
Sewer Utility Rev.
1,000,000 4.000%, 10/1/2045, Ser. A 1,017,034
1,500,000 4.000%, 10/1/2047, Ser. A 1,523,424

Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Florida (4.0%) - continued
Broward County, FL Water and
Sewer Utility Rev. Refg.
$ 1,000,000 5.000%, 10/1/2030, Ser. A $ 1,075,246
1,500,000 5.000%, 10/1/2031, Ser. B 1,610,840
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,635,660
CityPlace, FL Community
Development District Special
Assessment Rev. Refg.
2,000,000 5.000%, 5/1/2026 2,099,224
Escambia County, FL Health Fac.
Auth. Rev. Refg.
5,000,000 4.000%, 8/15/2050, Ser. A 4,597,654
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
1,000,000 5.000%, 6/15/2052, Ser. A 1,015,718
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
245,000 5.000%, 7/1/2051, Ser. A-1 248,045
250,000 4.000%, 7/1/2055, Ser. A 206,902
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 5,268,453
Florida Municipal Power Agency
Rev.
1,000,000 5.000%, 10/1/2030, Ser. B 1,074,908
840,000 5.000%, 10/1/2031, Ser. B 900,087
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 3,505,683
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
700,000 5.250%, 10/1/2052, Ser. A 699,952
Lee Memorial Health System Rev.
Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,079,684
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,539,034
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,312,630
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
1,250,000 5.000%, 10/1/2047, Ser. A 1,369,748
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 916,264
Palm Beach County, FL Health Fac.
Auth. Rev. (Life Communities,
Inc.)
2,000,000 5.000%, 11/15/2045, Ser. A 2,133,914
Principal
Amount Long-Term Fixed Income (99.8%) Value
Florida (4.0%) - continued
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
$ 3,000,000 5.000%, 5/15/2038, Ser. C $ 3,035,255
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
300,000 4.000%, 6/15/2056, Ser. A
b
244,816
South FL Water Management
District C.O.P. Refg.
4,000,000 5.000%, 10/1/2036 4,307,234
Tampa, FL Hospital Rev. (H. Lee
Moffitt Cancer Center)
500,000 5.000%, 7/1/2050, Ser. B 537,895
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,341,768
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
3,000,000 5.000%, 10/15/2049, Ser. A 3,220,074
Total 57,764,915
Georgia (1.1%)
Atlanta, GA Airport General Rev.
Refg.
1,425,000 5.000%, 1/1/2033, Ser. B 1,475,360
2,000,000 4.000%, 7/1/2042, Ser. B 2,016,439
Atlanta, GA Water & Wastewater
Rev. Refg.
2,500,000 5.000%, 11/1/2031 2,677,741
Fulton County, GA Development
Auth. Rev. (Georgia Institute of
Technology)
1,400,000 5.000%, 6/15/2044 1,552,342
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 224,717
Main Street Natural Gas, Inc. Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,866,223
1,920,000 5.000%, 5/15/2033, Ser. A 2,047,995
1,900,000 5.000%, 5/15/2034, Ser. A 2,024,109
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 266,610
Municipal Electric Auth. of Georgia
Rev. Refg.
610,000 5.000%, 1/1/2035, Ser. A 640,476
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
250,000 4.000%, 10/1/2050 241,511
Total 15,033,523
Guam (0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 265,373

Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Guam (0.1%) - continued
Guam Power Auth. Rev. Refg.
$ 700,000 5.000%, 10/1/2034, Ser. A
e
$ 742,846
Total 1,008,219
Hawaii (1.5%)
Hawaii State Airports System Rev.
Refg.
8,000,000 4.000%, 7/1/2039, Ser. D 8,071,790
Hawaii State Department of Budget
and Finance Special Purpose
Senior Living Rev. Refg.
1,000,000 5.125%, 11/15/2032 1,014,606
5,395,000 5.250%, 11/15/2037 5,472,174
Hawaii State Department of
Transportation Airport Division
Lease Rev. C.O.P.
1,600,000 5.000%, 8/1/2028, AMT 1,639,838
Hawaii State Harbor System Rev.
Refg.
200,000
4.000%, 7/1/2036, Ser. A,
AMT 208,406
Honolulu, HI City & County
Wastewater System Rev.
350,000 5.000%, 7/1/2036, Ser. A 377,461
Honolulu, HI City & County
Wastewater System Rev. Refg.
4,505,000 5.000%, 7/1/2036, Ser. B 4,858,457
Total 21,642,732
Idaho (0.1%)
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 966,235
800,000 4.000%, 3/1/2046, Ser. A 780,573
Total 1,746,808
Illinois (6.3%)
Chicago, IL G.O. Refg.
1,000,000 5.000%, 1/1/2027, Ser. A 1,061,912
Chicago, IL Metropolitan Water
Reclamation District G.O. Refg.
8,700,000 5.250%, 12/1/2032, Ser. C 10,295,856
Chicago, IL Midway International
Airport Rev.
1,120,000
5.000%, 1/1/2026, Ser. A,
AMT 1,157,335
Chicago, IL O'Hare International
Airport Rev.
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,040,762
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,040,761
Chicago, IL O'Hare International
Airport Rev. Refg.
1,200,000 5.000%, 1/1/2029 1,260,121
5,000,000 5.000%, 1/1/2048, Ser. B 5,320,332
Illinois Finance Auth. Multifamily
Housing Rev. (Better Housing
Foundation Blue Station)
816,878 5.000%, 12/1/2043, Ser. A-1
f,g
1,634
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,074,585
Principal
Amount Long-Term Fixed Income (99.8%) Value
Illinois (6.3%) - continued
Illinois Finance Auth. Rev. (Rush
University Medical Center)
$ 1,000,000 5.000%, 11/15/2027, Ser. A $ 1,064,425
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,376,191
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,502,412
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,838,545
2,100,000 5.000%, 8/1/2047, Ser. A 2,193,211
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 512,315
2,885,000 5.000%, 2/15/2037 2,943,807
1,000,000 5.000%, 2/15/2047, Ser. A 1,009,628
Illinois G.O.
7,000,000 5.000%, 11/1/2023, Ser. D 7,232,105
7,150,000 5.000%, 6/1/2024 7,446,170
5,000,000 5.000%, 3/1/2027 5,013,521
1,500,000 5.500%, 7/1/2033 1,543,302
1,750,000 5.500%, 7/1/2038 1,800,135
800,000 5.000%, 3/1/2046, Ser. A 837,137
Illinois State Toll Highway Auth. Rev.
5,000,000 5.000%, 1/1/2031, Ser. A 5,599,784
5,400,000 5.000%, 1/1/2044, Ser. A 5,932,949
2,000,000 5.000%, 1/1/2045, Ser. A 2,207,788
1,405,000 5.000%, 1/1/2046, Ser. A 1,564,082
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
c
5,678,655
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 524,439
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
h
1,215,663
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
c
2,884,977
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
c
1,826,344
Total 90,000,883
Indiana (0.7%)
Duneland, IN School Corporation
Rev. (School Building
Improvements)
2,000,000 4.000%, 1/15/2035 2,147,841
Indiana Municipal Power Agency
Power Supply System Rev.
1,750,000 5.250%, 1/1/2034, Ser. A
d
1,811,667
Purdue University, IN Rev. Refg.
1,500,000 5.000%, 7/1/2028, Ser. A 1,595,727

Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Indiana (0.7%) - continued
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
$ 3,705,000 5.000%, 4/1/2043, Ser. 2019 $ 3,971,042
Total 9,526,277
Iowa (1.9%)
Ames, IA Rev. Refg. (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 4,744,339
Des Moines, IA Airport Auth. Rev.
Refg.
1,205,000 5.000%, 6/1/2024, AMT 1,207,807
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 6,397,609
Iowa Finance Auth. Rev. Refg.
8,100,000 5.000%, 8/1/2036 8,952,343
3,000,000 5.000%, 8/1/2042 3,298,786
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
2,500,000 4.000%, 10/1/2050 2,399,080
Total 26,999,964
Kansas (0.7%)
Kansas Turnpike Auth. Rev. Refg.
1,000,000 5.000%, 9/1/2037, Ser. A 1,136,226
750,000 5.000%, 9/1/2038, Ser. A 850,858
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,851,302
University of Kansas Hospital Auth.
Health Fac. Rev. Refg.
1,225,000 5.000%, 3/1/2047, Ser. A
d
1,355,395
3,410,000 5.000%, 3/1/2047, Ser. A 3,703,628
Total 9,897,409
Kentucky (1.2%)
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 980,263
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 8,425,596
Louisville, KY Regional Airport
Auth. Rev. (BT-OH, LLC)
7,000,000
0.400%, 11/1/2036, Ser. A,
AMT
a
7,000,000
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
c
817,880
Total 17,223,739
Louisiana (1.7%)
Alexandria, LA Utilities Rev.
5,000,000 5.000%, 5/1/2043, Ser. A
d
5,146,657
Principal
Amount Long-Term Fixed Income (99.8%) Value
Louisiana (1.7%) - continued
East Baton Rouge, LA Industrial
Development Board Rev.
(ExxonMobil)
$ 950,000 0.320%, 8/1/2035, Ser. A
a
$ 950,000
Lafayette, LA Public Power Auth.
Electric Rev.
375,000 5.000%, 11/1/2022 381,251
1,520,000 5.000%, 11/1/2031
d
1,545,793
Louisiana Public Fac. Auth. Rev.
(University of New Orleans
Research & Technology
Foundation, Inc. Student
Housing) (AGM Insured)
1,355,000 5.000%, 9/1/2030
c
1,427,557
800,000 5.000%, 9/1/2031
c
842,969
Louisiana Public Fac. Auth.
Rev. Refg. (Ochsner Clinic
Foundation)
4,000,000 4.000%, 5/15/2049, Ser. A 3,841,792
New Orleans, LA Aviation Board
Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,572,368
750,000
5.000%, 1/1/2048, Ser. B,
AMT 777,440
New Orleans, LA G.O. Refg.
750,000 5.000%, 12/1/2026 809,944
850,000 5.000%, 12/1/2027 917,333
350,000 5.000%, 12/1/2029 377,477
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg.
1,365,000
5.000%, 4/1/2030, Ser. B,
AMT
d
1,396,410
1,500,000
5.000%, 4/1/2031, Ser. B,
AMT
d
1,534,516
525,000
5.000%, 4/1/2033, Ser. B,
AMT
d
537,081
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AGM Insured)
1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
c
1,606,297
Total 24,664,885
Maine (0.1%)
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
1,000,000 4.000%, 7/1/2046, Ser. A 990,572
Total 990,572
Maryland (0.9%)
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 2,042,879
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 1,045,617

Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Maryland (0.9%) - continued
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
$ 200,000 4.000%, 7/1/2050 $ 193,558
200,000 4.000%, 7/1/2045 196,055
Maryland State Transportation Auth.
Rev.
10,000,000 4.000%, 7/1/2050 9,889,895
Total 13,368,004
Massachusetts (3.5%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
c
5,460,042
Massachusetts Development
Finance Agency Rev.
(Northeastern University)
750,000 5.000%, 10/1/2031 758,555
Massachusetts Development
Finance Agency Rev. (Wellesley
College)
3,000,000 5.000%, 7/1/2042, Ser. J 3,017,883
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 477,477
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 12,151,605
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
15,295,000 5.250%, 7/1/2033, Ser. L 18,718,214
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 6,170,039
University of Massachusetts
Building Auth. Rev. Refg.
2,750,000
5.000%, 5/1/2038, Ser.
2019-1 3,084,445
Total 49,838,260
Michigan (2.7%)
Grand Valley, MI State University
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 687,162
Grand Valley, MI State University
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 1,974,684
Great Lakes, MI Water Auth. Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 10,756,181
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,213,055
2,110,000 4.000%, 9/1/2046 1,996,284
Principal
Amount Long-Term Fixed Income (99.8%) Value
Michigan (2.7%) - continued
Michigan Finance Auth. Rev.
(Beaumont Health Credit Group)
$ 6,000,000 5.000%, 11/1/2044, Ser. A $ 6,382,999
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 554,895
7,775,000 5.000%, 12/31/2043, AMT 7,962,210
5,110,000 5.000%, 6/30/2048, AMT 5,211,786
Saginaw, MI City School District
U.T.G.O.
2,500,000 4.000%, 5/1/2050 2,399,926
Total 39,139,182
Minnesota (3.1%)
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,397,368
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
2,500,000 5.250%, 6/15/2052, Ser. B
e
2,619,593
2,500,000 5.250%, 6/15/2047, Ser. B
e
2,631,824
Goodhue County, MN Education
District No. 6051 C.O.P.
250,000 5.000%, 2/1/2029
d
260,902
500,000 5.000%, 2/1/2034
d
521,803
750,000 5.000%, 2/1/2039
d
782,705
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
340,000 5.000%, 7/1/2036, Ser. A 349,613
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
b
500,908
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,000,000 5.000%, 10/1/2040 1,104,484
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,581,050
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,075,230
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 211,642
150,000 5.000%, 10/1/2030 158,731
200,000 5.000%, 10/1/2032 211,401
175,000 5.000%, 10/1/2033 184,891
1,500,000 5.000%, 10/1/2047 1,608,696
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 4,142,146
St. Cloud, MN Health Care Rev.
Refg. (CentraCare Health
System)
1,000,000 5.000%, 5/1/2046, Ser. A 1,053,138

Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Minnesota (3.1%) - continued
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
$ 1,275,000 5.000%, 7/1/2055, Ser. A $ 1,185,489
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners)
5,945,000 5.000%, 7/1/2032, Ser. A 6,297,875
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
6,945,000 5.000%, 11/15/2047, Ser. A 7,396,547
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
1,000,000 5.000%, 10/1/2043 937,492
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 503,571
Western Minnesota Municipal
Power Agency Rev.
1,000,000 5.000%, 1/1/2033, Ser. A
d
1,044,168
1,000,000 5.000%, 1/1/2034, Ser. A
d
1,044,167
300,000 5.000%, 1/1/2035, Ser. A
d
313,250
1,000,000 5.000%, 1/1/2040, Ser. A
d
1,044,167
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
250,000 4.000%, 12/1/2050 225,694
Total 44,388,545
Missouri (0.8%)
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport Terminal
Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 1,896,478
Kansas City, MO Industrial
Development Auth. Rev. (Kansas
City International Airport) (AGM
Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
c
4,784,501
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
1,200,000 5.000%, 8/15/2042, Ser. A 1,224,540
Missouri Health and Educational
Fac. Auth. Rev. Refg. (Lake
Regional Health System)
1,200,000 4.000%, 2/15/2051 1,134,590
St. Louis, MO Airport Rev. (AGM
Insured)
1,000,000 5.000%, 7/1/2047, Ser. C
c
1,072,138
Principal
Amount Long-Term Fixed Income (99.8%) Value
Missouri (0.8%) - continued
St. Louis, MO Airport Rev. Refg.
(Lambert-St. Louis International
Airport)
$ 1,000,000 5.000%, 7/1/2032, AMT $ 1,003,877
Total 11,116,124
Montana (0.6%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 926,393
800,000 5.000%, 7/1/2039, Ser. A 891,739
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
4,000,000 4.000%, 7/1/2050, Ser. A 3,788,846
1,000,000 4.000%, 7/1/2044 969,468
Montana Fac. Finance Auth. Health
Fac. Rev. (Bozeman Deaconess
Health Services Obligated
Group)
2,750,000 4.000%, 6/1/2045, Ser. A 2,668,029
Total 9,244,475
Nebraska (1.9%)
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,290,135
Nebraska Public Power District
Rev. Refg.
2,455,000 4.000%, 1/1/2044, Ser. D 2,481,263
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 8,523,606
Omaha, NE Public Power District
Electric Rev. Refg.
8,275,000 5.000%, 2/1/2042, Ser. A 9,073,004
Omaha, NE Sanitary Sewerage
System Rev.
1,340,000 5.000%, 11/15/2034 1,422,557
University of Nebraska Fac.
Corporation Rev.
4,000,000 4.000%, 7/15/2059, Ser. A 3,893,903
Total 27,684,468
Nevada (0.4%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,596,201
3,250,000 5.000%, 9/1/2047, Ser. A 3,442,294
Total 5,038,495
New Hampshire (0.4%)
New Hampshire Health and
Education Fac. Auth. Rev.
5,000,000 5.000%, 8/1/2059, Ser. A 5,770,295
Total 5,770,295

Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
New Jersey (2.4%)
New Jersey Economic
Development Auth. Rev. (School
Fac. Construction)
$ 4,000,000 5.000%, 6/15/2043, Ser. EEE $ 4,201,399
New Jersey Economic
Development Auth. Social Rev.
(School Improvements)
300,000
4.000%, 6/15/2050, Ser.
QQQ 279,054
New Jersey G.O. (Covid-19
Emergency)
1,250,000 4.000%, 6/1/2032, Ser. A 1,303,005
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 9,301,807
1,000,000 5.250%, 6/15/2033, Ser. AA 1,059,121
1,645,000 5.250%, 6/15/2034, Ser. AA 1,740,269
New Jersey Transportation Trust
Fund Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 2,124,143
New Jersey Turnpike Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. A 991,041
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
3,180,000 5.250%, 1/1/2025
c
3,410,078
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 9,557,988
Total 33,967,905
New York (10.0%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,519,898
Hudson, NY Yards Infrastructure
Corporation Rev. Refg.
2,000,000 5.000%, 2/15/2042, Ser. A 2,171,858
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
2,992,465
Metropolitan Transportation Auth.,
NY Rev. Refg.
2,190,000 5.000%, 11/15/2035 2,364,740
Monroe County, NY Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A 1,017,474
Monroe County, NY Industrial
Development Corporation Rev.
Refg. (University of Rochester)
1,000,000 5.000%, 7/1/2030, Ser. D 1,092,732
1,550,000 5.000%, 7/1/2031, Ser. C 1,690,127
800,000 5.000%, 7/1/2031, Ser. D 872,323
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
7,000,000 4.000%, 6/15/2051, Ser. AA-1 6,866,348
8,000,000
5.000%, 6/15/2037, Ser.
DD-1 8,742,428
Principal
Amount Long-Term Fixed Income (99.8%) Value
New York (10.0%) - continued
$ 12,000,000
5.000%, 6/15/2049, Ser.
CC-1 $ 13,103,882
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
19,000,000 5.000%, 2/1/2043, Ser. A 20,387,853
800,000 4.000%, 11/1/2045, Ser. D 786,484
New York Dormitory Auth. State
Personal Income Tax Rev.
5,000,000 5.000%, 3/15/2039, Ser. C 5,201,504
New York Dormitory Auth. State
Personal Income Tax Rev. Refg.
8,320,000 5.000%, 2/15/2043, Ser. B 9,017,243
10,000 5.000%, 2/15/2043, Ser. B
d
11,195
New York State Thruway Auth.
Personal Income Tax Rev. Refg.
10,000,000 4.000%, 3/15/2045, Ser. A-1 9,995,391
5,000,000 4.000%, 3/15/2046, Ser. A-1 4,975,940
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
750,000 4.000%, 4/30/2053, AMT 714,123
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 808,753
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 1,045,099
1,000,000 5.000%, 12/1/2040, AMT 1,043,979
1,000,000 5.000%, 12/1/2041, AMT 1,043,910
600,000 5.000%, 12/1/2042, AMT 625,937
New York, NY G.O.
2,000,000 5.000%, 3/1/2050, Ser. F-1 2,186,977
1,920,000 5.000%, 8/1/2032, Ser. A 2,017,427
1,580,000 0.330%, 4/1/2036, Ser. L-3
a
1,580,000
1,750,000 4.000%, 3/1/2047, Ser. F-1 1,749,724
Port Auth. of New York & New
Jersey Rev.
1,125,000
5.000%, 12/1/2024, Ser. 178,
AMT 1,170,754
2,500,000 5.000%, 9/1/2035 2,634,565
2,500,000 5.000%, 9/1/2036 2,632,825
5,000,000 5.000%, 9/1/2039 5,251,761
Port Auth. of New York & New
Jersey Rev. Refg.
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 5,407,026
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 1,816,895
Triborough, NY Bridge & Tunnel
Auth. Rev.
2,550,000
5.000%, 11/15/2037, Ser.
2008-B-3 2,738,199
1,000,000 5.250%, 11/15/2045, Ser. A 1,071,650
Triborough, NY Bridge & Tunnel
Auth. Rev. (MTA Bridges &
Tunnels)
5,000,000 5.000%, 11/15/2049, Ser. A 5,384,039

Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
New York (10.0%) - continued
Triborough, NY Bridge & Tunnel
Auth. Rev. Refg. (MTA Bridges &
Tunnels)
$ 8,000,000 5.000%, 5/15/2057, Ser. A $ 8,766,486
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 827,769
Total 143,327,783
North Carolina (1.0%)
Appalachian State University, NC
Rev.
2,510,000 5.000%, 5/1/2044 2,783,108
Charlotte, NC Rev. (Charlotte
Douglas International Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,618,417
North Carolina Capital Fac. Finance
Agency Rev. Refg. (Johnson and
Wales University)
1,000,000 5.000%, 4/1/2032 1,017,981
1,000,000 5.000%, 4/1/2033 1,017,969
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,000,000 5.000%, 10/1/2050, Ser. A 1,041,763
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
1,500,000 4.000%, 1/1/2052, Ser. A 1,398,714
North Carolina Turnpike Auth.
(Triangle Expressway Auth.)
(AGM Insured)
4,250,000 5.000%, 1/1/2049
c
4,672,760
Total 13,550,712
North Dakota (0.3%)
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 4,054,497
Total 4,054,497
Ohio (4.9%)
Akron Bath and Copley Joint
Township, OH Hospital Fac. Rev.
Refg. (Summa Health System)
1,600,000 4.000%, 11/15/2037 1,574,355
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,062,428
Bowling Green, OH State University
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 502,292
Buckeye, OH Tobacco Settlement
Financing Auth. Rev. Refg.
14,935,000 5.000%, 6/1/2055, Ser. B-2 14,524,358
Cuyahoga County, OH Sales Tax
Rev.
1,000,000 5.000%, 12/1/2035
d
1,064,115
Principal
Amount Long-Term Fixed Income (99.8%) Value
Ohio (4.9%) - continued
Hamilton County, OH Hospital
Fac. Rev. Refg. (TriHealth, Inc.
Obligated Group)
$ 1,500,000 4.000%, 8/15/2050, Ser. A $ 1,456,407
Kent State University General
Receipts Rev.
2,000,000 5.000%, 5/1/2029 2,178,536
1,500,000 5.000%, 5/1/2037, Ser. A
d
1,500,000
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 763,706
Ohio Higher Educational Fac.
Commission Rev. (Case Western
Reserve University)
2,745,000 5.000%, 12/1/2028 2,899,829
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,684,232
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,216,562
Ohio Higher Educational Fac.
Commission Rev. Refg. (Case
Western Reserve University)
1,250,000 4.000%, 12/1/2044, Ser. A 1,259,582
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,472,568
Ohio Hospital Rev. Refg. (University
Hospitals Health System, Inc.)
4,000,000 5.000%, 1/15/2050, Ser. A 4,233,857
Ohio State University Rev.
2,000,000 4.000%, 12/1/2048, Ser. A 2,016,165
Ohio Turnpike Commission Rev.
8,945,000
Zero Coupon, 2/15/2034, Ser.
A-4
h
10,022,161
Ohio Turnpike Commission Rev.
Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
c
10,916,132
Toledo, OH Water System Rev.
(Water Utility Improvements)
2,455,000 5.000%, 11/15/2036 2,677,890
Toledo, OH Water System
Rev. Refg. (Water Utility
Improvements)
2,500,000 5.000%, 11/15/2038 2,563,378
Total 69,588,553
Oklahoma (1.6%)
Grand River, OK Dam Auth. Rev.
7,815,000 5.000%, 6/1/2039, Ser. A 8,147,917
Oklahoma Agricultural and
Mechanical Colleges General
Rev.
3,000,000 5.000%, 8/1/2038, Ser. C
d
3,106,823
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,677,699
5,665,000 5.000%, 1/1/2047, Ser. C 6,139,461

Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Oklahoma (1.6%) - continued
Oklahoma Water Resources Board
Loan Program Rev.
$ 2,005,000 5.000%, 10/1/2040, Ser. A $ 2,178,654
Total 22,250,554
Oregon (1.5%)
Clackamas and Washington
Counties, OR Joint School
District No. 3 G.O. (West Linn-
Wilsonville Schools)
700,000
Zero Coupon, 6/15/2040,
Ser. A 332,411
Clackamas County, OR School
District U.T.G.O.
3,500,000 5.000%, 6/15/2049, Ser. B 3,897,239
Multnomah & Clackamas Counties,
OR School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 329,089
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT 5,379,190
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
1,025,000 5.000%, 7/1/2035, Ser. 23 1,079,822
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 5,057,299
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
400,000 4.000%, 5/15/2057 352,744
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,119,127
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
b
880,647
Total 21,427,568
Pennsylvania (2.4%)
Allegheny County, PA Hospital
Development Auth. Rev. Refg.
(University of Pittsburgh Medical
Center)
1,500,000 5.000%, 7/15/2034, Ser. A 1,662,053
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043 478,437
410,000 5.000%, 5/15/2048 424,360
Chester County, PA Industrial
Development Auth. Rev.
(Longwood Gardens, Inc.)
1,000,000 4.000%, 12/1/2046 1,010,509
Cumberland County, PA Municipal
Auth. Rev. (Diakon Lutheran
Social Ministries)
670,000 5.000%, 1/1/2038 694,258
Principal
Amount Long-Term Fixed Income (99.8%) Value
Pennsylvania (2.4%) - continued
$ 550,000 5.000%, 1/1/2038
d
$ 584,808
Cumberland County, PA Municipal
Auth. Rev. Refg. (Diakon
Lutheran Social Ministries)
130,000 5.000%, 1/1/2038
d
138,227
Lancaster County, PA Hospital
Auth. Rev. Refg. (St. Anne's
Retirement Community, Inc.)
250,000 5.000%, 3/1/2050 239,131
250,000 5.000%, 3/1/2045 242,695
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 1,002,430
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
2,000,000 5.000%, 2/15/2047, Ser. A
e
2,161,524
Pennsylvania Turnpike Commission
Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
c
2,630,615
Pennsylvania Turnpike Commission
Turnpike Rev.
1,000,000 4.000%, 12/1/2050, Ser. A 940,578
3,000,000 5.000%, 12/1/2040, Ser. B 3,192,244
4,950,000 5.000%, 12/1/2046, Ser. A-1 5,279,078
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
c
11,829,125
Philadelphia, PA Airport Rev. Refg.
1,650,000 5.000%, 7/1/2051, AMT 1,746,487
Total 34,256,559
Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing
Corporation Rev.
6,018,000 4.550%, 7/1/2040, Ser. A-1 6,050,884
Total 6,050,884
South Carolina (1.1%)
Beaufort-Jasper, SC Water & Sewer
Auth. Rev. Refg.
425,000 5.000%, 3/1/2025, Ser. B 455,180
Charleston County, SC Airport
System Rev.
6,215,000
5.500%, 7/1/2031, Ser. A,
AMT 6,396,637
Patriots Energy Group, SC Gas
System Improvement Rev. Refg.
1,235,000 4.000%, 6/1/2051, Ser. A 1,199,199
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,155,247
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
1,460,000 5.000%, 4/1/2054, Ser. A 1,515,079

Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
South Carolina (1.1%) - continued
South Carolina Jobs Economic
Development Auth. Rev. (Furman
University)
$ 2,500,000 4.000%, 4/1/2052, Ser. A $ 2,465,500
South Carolina Jobs Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,131,156
Total 16,317,998
South Dakota (0.1%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
850,000 4.000%, 8/1/2051 751,843
South Dakota State Board of
Regents Housing & Auxiliary
Fac. System Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,055,081
Total 1,806,924
Tennessee (0.3%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,222,053
Tennessee State School Bond Auth.
Rev. (2nd Program)
500,000 5.000%, 11/1/2031
d
531,137
450,000 5.000%, 11/1/2032
d
478,023
1,275,000 5.000%, 11/1/2034
d
1,354,399
250,000 5.000%, 11/1/2036
d
265,569
Total 3,851,181
Texas (9.3%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
c
3,231,450
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT
e
1,077,872
Central Texas Regional Mobility
Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. B 974,476
1,700,000 5.000%, 1/1/2040, Ser. A
d
1,830,719
500,000 5.000%, 1/1/2045, Ser. E 531,912
1,000,000 5.000%, 1/1/2046, Ser. B 1,070,173
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
1,000,000 5.000%, 8/15/2042 1,006,122
2,000,000 6.000%, 8/15/2043 2,062,204
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
3,000,000 4.000%, 8/15/2050, Ser. T
c
3,043,958
1,000,000 5.000%, 8/15/2036, Ser. A
c
1,087,047
4,605,000 5.000%, 8/15/2039
c
4,816,219
2,000,000 5.000%, 8/15/2046, Ser. A
c
2,141,541
Principal
Amount Long-Term Fixed Income (99.8%) Value
Texas (9.3%) - continued
Dallas and Fort Worth, TX
International Airport Rev. Refg.
$ 4,000,000 5.250%, 11/1/2033, Ser. F $ 4,142,946
Dallas, TX Area Rapid Transit Sales
Tax Rev. Refg.
9,000,000 4.000%, 12/1/2051, Ser. B 9,248,121
Gulf Coast, TX Waste Disposal
Auth. Rev. (ExxonMobil)
1,990,000 0.360%, 12/1/2025, AMT
a
1,990,000
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
295,000 5.000%, 1/1/2033, Ser. A 297,423
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Brazos
Presbyterian Homes)
2,000,000 5.000%, 1/1/2037 2,086,468
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
400,000 4.000%, 12/1/2041, Ser. A 378,632
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
c,d
12,650,198
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,466,668
Lake Travis, TX Independent
School District G.O. Refg. (PSF-
GTD Insured)
1,000,000 5.000%, 2/15/2031
c
1,100,895
Lower Neches Valley, TX Auth.
Industrial Development
Corporation Rev. (Mobil Oil
Corporation)
4,000,000 0.360%, 4/1/2029, AMT
a
4,000,000
New Hope Cultural Education Fac.
Corporation, TX Student Housing
Rev. (Collegiate Housing College
Station I LLC - Texas A&M
University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,017,082
North East Independent School
District, Bexar County, TX
U.T.G.O. Refg. (PSF-GTD
Insured)
5,000,000 5.250%, 2/1/2028
c
5,669,229
2,000,000 5.250%, 2/1/2029
c
2,299,660
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
c
4,154,291
Northwest Independent School
District G.O. (Denton, Tarrant
and Wise Counties, TX) (PSF-
GTD Insured)
5,705,000 5.000%, 2/15/2038
c,d
5,977,596
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 3,950,129

Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Texas (9.3%) - continued
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
$ 2,130,000 5.000%, 6/1/2046 $ 2,251,926
San Antonio, TX Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 8,729,012
Southwest TX Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 663,612
600,000 5.000%, 10/1/2040 662,882
700,000 5.000%, 10/1/2041 772,594
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Hendrick Medical Center)
2,640,000 5.000%, 9/1/2030 2,766,229
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 783,275
Texas G.O. Refg.
7,500,000 5.000%, 10/1/2044, Ser. A
d
7,961,915
Texas Municipal Gas Acquisition &
Supply Corporation III Rev. Refg.
1,000,000 5.000%, 12/15/2032 1,086,322
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 15,864,256
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 501,065
4,275,000 4.000%, 6/30/2040, Ser. A 4,276,941
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
1,500,000 4.000%, 3/1/2051 1,434,848
Total 132,057,908
Utah (2.0%)
Black Desert Public Infrastructure
District L.T.G.O.
1,500,000 4.000%, 3/1/2051, Ser. A
b
1,210,997
Intermountain Power Agency Utah
Power Supply Rev. Refg.
250,000 5.000%, 7/1/2044, Ser. A
e
278,207
2,000,000 5.000%, 7/1/2045, Ser. A
e
2,227,338
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 3,815,515
3,000,000 5.000%, 10/1/2049, Ser. A 3,327,675
Lehi City, UT Franchise and Sales
Tax Rev. (Broadband) (AGM
Insured)
1,825,000 4.000%, 2/1/2048
c
1,879,578
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 7,669,046
Principal
Amount Long-Term Fixed Income (99.8%) Value
Utah (2.0%) - continued
Salt Lake City, UT Airport Rev.
$ 1,000,000
5.000%, 7/1/2042, Ser. A,
AMT $ 1,051,787
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,070,551
Utah Charter School Finance Auth.
Rev. (Utah Charter Acadamies)
800,000 5.000%, 10/15/2048 851,581
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
2,000,000 5.000%, 5/15/2050, Ser. A 2,184,212
1,000,000 4.000%, 5/15/2043, Ser. A 994,992
1,610,000 5.000%, 5/15/2045, Ser. A 1,685,412
Utah Infrastructure Agency
Telecommunications and
Franchise Tax Rev. (Pleasant
Grove City)
250,000 4.000%, 10/15/2048 246,071
Utah Infrastructure Agency
Telecommunications Rev.
400,000 4.000%, 10/15/2029 391,787
Total 28,884,749
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
3,000,000 5.000%, 12/1/2035, Ser. A 3,237,516
1,000,000 5.000%, 12/1/2036, Ser. A 1,078,374
Total 4,315,890
Virginia (3.1%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. (Inova Health System)
2,405,000 5.000%, 5/15/2044, Ser. A 2,527,909
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 5,061,073
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 4,896,092
Virginia Small Business Financing
Auth. Rev. (Elizabeth River
Crossings OpCo, LLC)
1,150,000 5.000%, 1/1/2027, AMT 1,156,194
8,910,000 6.000%, 1/1/2037, AMT 8,972,080
1,800,000 5.500%, 1/1/2042, AMT 1,811,133
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 630,016
6,575,000 5.000%, 12/31/2049, AMT 6,775,406
10,610,000 5.000%, 12/31/2052, AMT 10,901,300
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 465,920

Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.8%) Value
Virginia (3.1%) - continued
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
$ 500,000 4.000%, 1/1/2039, AMT
e
$ 488,177
1,000,000 4.000%, 1/1/2040, AMT
e
973,797
Total 44,659,097
Washington (2.7%)
Clark County, WA Public Utility
District No. 1 Electric Rev. Refg.
785,000 5.000%, 1/1/2029 847,313
FYI Properties, WA Lease Rev.
Refg. (Washington DIS)
5,000,000 5.000%, 6/1/2038 5,397,169
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
810,303
Pierce County, WA School District
No. 10, Tacoma G.O. Refg.
2,170,000 5.000%, 12/1/2039
d
2,360,468
Port of Seattle, WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 1,075,262
Snohomish County, WA Edmonds
School District No. 15 U.T.G.O.
1,000,000 5.000%, 12/1/2033 1,049,003
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,236,664
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
b
639,944
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
2,000,000 4.000%, 9/1/2050 1,938,602
2,000,000 5.000%, 9/1/2055, Ser. 2020 2,156,506
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 487,184
450,000 4.000%, 5/1/2045 445,136
Washington State Various Purpose
G.O.
12,095,000 5.000%, 8/1/2030, Ser. A 12,484,805
5,310,000 5.000%, 8/1/2042, Ser. A 5,776,892
Total 38,705,251
West Virginia (0.4%)
West Virginia State University Rev.
5,000,000 5.000%, 10/1/2049, Ser. A 5,510,645
Total 5,510,645
Wisconsin (2.5%)
Public Finance Auth., WI Hospital
Rev. Refg. (WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,186,158
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
1,000,000 5.000%, 2/1/2052, Ser. A 1,016,116
Principal
Amount Long-Term Fixed Income (99.8%) Value
Wisconsin (2.5%) - continued
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
$ 1,000,000 5.000%, 11/15/2041, Ser. A $ 1,092,163
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 2,287,567
4,000,000 4.000%, 9/30/2051, AMT 3,766,998
Wisconsin Health & Educational
Fac. Auth. Rev. (PHW
Oconomowoc, Inc.)
1,750,000 5.125%, 10/1/2048 1,656,733
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,246,048
2,500,000 5.000%, 12/15/2044 2,597,875
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 932,045
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Ascension
Health Credit Group)
9,275,000 5.000%, 11/15/2039, Ser. A 9,926,141
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 880,874
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marquette
University)
5,000,000 5.000%, 10/1/2041 5,330,489
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 2,145,145
Total 35,064,352
Wyoming (0.1%)
Laramie County, WY Hospital
Rev. Refg. (Cheyenne Regional
Medical Center)
425,000 4.000%, 5/1/2038 428,018
Sublette County, WY Pollution
Control Rev. Refg. (ExxonMobil)
730,000 0.320%, 10/1/2044
a
730,000
Total 1,158,018
Total Long-Term Fixed Income
(cost $1,456,026,261) 1,425,030,114
Total Investments
(cost $1,456,026,261) 99.8% $1,425,030,114
Other Assets and Liabilities,
Net 0.2% 2,755,220
Total Net Assets 100.0% $1,427,785,334

Municipal Bond Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Denotes variable rate securities. The rate shown is as of
April 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $17,008,499 or 1.2% of
total net assets.
c To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
d Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 29, 2022.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Municipal
Bond Fund as of April 29, 2022 was $810,303 or 0.06% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 29, 2022.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 736,613
Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
C.O.P. - Certificate of Participation
Fac. - Facility/Facilities
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
G.O. - General Obligation
L.T.G.O. - Limited Tax General Obligation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 31,554,730
Gross unrealized depreciation (78,633,548)
Net unrealized appreciation (depreciation) $ (47,078,818)
Cost for federal income tax purposes $ 1,472,108,932
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 252,203,405 – 252,203,405 –
Electric Revenue 39,880,508 – 39,880,508 –
Escrowed/Pre-refunded 85,081,941 – 85,081,941 –
General Obligation 127,739,272 – 127,739,272 –
Health Care 242,912,684 – 242,912,684 –
Housing Finance 14,384,630 – 14,384,630 –
Industrial Development Revenue 20,388,592 – 20,388,592 –
Other Revenue 72,552,564 – 72,552,564 –
Tax Revenue 105,772,247 – 105,772,247 –
Transportation 349,224,878 – 349,224,878 –
Water & Sewer 114,889,393 – 114,889,393 –
Total Investments at Value $1,425,030,114 $– $1,425,030,114 $–

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 12.8% )
a
Value
Basic Materials (0.8%)
Flexsys Holdings, Inc., Term Loan
$ 1,835,000
6.000%,  (LIBOR 1M +
5.250%), 11/1/2028
b,c
$ 1,814,356
Innophos Holdings, Inc., Term
Loan
1,019,200
4.514%,  (LIBOR 1M +
3.750%), 2/7/2027
b
1,013,146
Mauser Packaging Solutions
Holding Company, Term Loan
1,341,822
3.705%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,313,980
Pixelle Specialty Solutions, LLC,
Term Loan
1,814,863
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,795,353
Total 5,936,835
Capital Goods (2.3%)
BW Holding, Inc., Delayed Draw
204,951
5.239%,  (LIBOR 3M +
3.000%), 12/14/2028
b,d,e
199,828
BW Holding, Inc., Term Loan
886,067
4.500%,  (LIBOR 1M +
4.000%), 12/14/2028
b,d,e
863,916
CP Atlas Buyer, Inc., Term Loan
1,326,775
4.514%,  (LIBOR 1M +
3.750%), 11/23/2027
b
1,244,754
Foley Products Company, LLC,
Term Loan
847,000
5.250%,  (SOFRRATE +
4.750%), 2/16/2029
b,c
834,295
Grinding Media, Inc., Term Loan
1,850,700
4.796%,  (LIBOR 3M +
4.000%), 10/12/2028
b,c
1,809,059
Groupe Solmax, Inc., Term Loan
1,124,361
5.500%,  (LIBOR 3M +
4.750%), 5/27/2028
b
1,093,441
HRNI Holdings, LLC, Term Loan
716,625
5.014%,  (LIBOR 1M +
4.250%), 12/10/2028
b
710,656
Hyperion Materials &
Technologies, Inc., Term Loan
584,535
5.008%,  (LIBOR 3M +
4.500%), 8/30/2028
b
578,982
LABL, Inc., Term Loan
366,581
5.764%,  (LIBOR 1M +
5.000%), 10/29/2028
b
359,481
LRS Holdings, LLC, Term Loan
734,160
5.014%,  (LIBOR 1M +
4.250%), 8/31/2028
b,c
726,818
LTR Intermediate Holdings, Inc.,
Term Loan
528,675
5.506%,  (LIBOR 3M +
4.500%), 5/7/2028
b
522,505
Natgasoline, LLC, Term Loan
1,122,300
4.313%,  (LIBOR 1M +
3.500%), 11/14/2025
b
1,106,868
Novae, LLC, Delayed Draw
282,000
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
277,418
Principal
Amount Bank Loans (12.8%)
a
Value
Capital Goods (2.3%) - continued
Novae, LLC, Term Loan
$ 987,000
5.750%,  (SOFRRATE +
5.000%), 12/22/2028
b
$ 970,961
Pactiv Evergreen Group Holdings,
Inc., Term Loan
666,563
4.014%,  (LIBOR 1M +
3.250%), 2/5/2026
b
647,399
RLG Holdings, LLC, Term Loan
500,013
5.014%,  (LIBOR 1M +
4.250%), 7/8/2028
b
489,232
Smyrna Ready Mix Concrete, LLC,
Term Loan
790,000
5.050%,  (TSFR1M +
4.250%), 4/1/2029
b,c
778,150
TricorBraun Holdings, Inc., Term
Loan
2,015,382
4.014%,  (LIBOR 1M +
3.250%), 3/3/2028
b
1,970,318
Venga Finance SARL, Term Loan
736,000
0.000%,  (LIBOR 1M +
4.750%), 12/3/2028
b,d,e
713,920
Waterlogic USA Holdings, Inc.,
Term Loan
497,500
5.756%,  (LIBOR 3M +
4.750%), 8/12/2028
b
495,425
Total 16,393,426
Communications Services (2.0%)
Altice France SA, Term Loan
774,250
3.989%,  (LIBOR 3M +
2.750%), 7/31/2025
b
759,090
CommScope, Inc., Term Loan
2,408,250
4.014%,  (LIBOR 1M +
3.250%), 4/4/2026
b
2,312,522
DIRECTV Financing, LLC, Term
Loan
1,976,850
5.764%,  (LIBOR 1M +
5.000%), 8/2/2027
b
1,966,768
Metronet Systems Holdings, LLC,
Term Loan
1,031,117
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
1,020,806
NEP Group, Inc., Term Loan
2,033,832
4.014%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,993,786
220,000
7.764%,  (LIBOR 1M +
7.000%), 10/19/2026
b
211,154
ORBCOMM, Inc., Term Loan
457,700
5.014%,  (LIBOR 1M +
4.250%), 9/1/2028
b
453,123
Sharp Midco, LLC, Term Loan
255,000
5.006%,  (LIBOR 3M +
4.000%), 12/14/2028
b,c
251,812
Terrier Media Buyer, Inc., Term
Loan
2,108,312
4.264%,  (LIBOR 1M +
3.500%), 12/17/2026
b
2,075,929
Voyage Australia, Pty. Ltd., Term
Loan
925,350
4.563%,  (LIBOR 3M +
3.500%), 7/20/2028
b
919,955

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (12.8%)
a
Value
Communications Services (2.0%) - continued
Xplornet Communications, Inc.,
Term Loan
$ 975,100
4.764%,  (LIBOR 1M +
4.000%), 10/1/2028
b
$ 958,036
860,000
7.764%,  (LIBOR 1M +
7.000%), 10/1/2029
b,c
849,250
Zacapa SARL, Term Loan
291,000
4.766%,  (SOFRRATE +
4.250%), 2/10/2029
b
288,576
Total 14,060,807
Consumer Cyclical (1.5%)
AI Aqua Merger Sub, Inc., Term
Loan
545,625
4.250%,  (LIBOR 1M +
3.750%), 7/30/2028
b
536,873
Allen Media, LLC, Term Loan
781,015
5.500%,  (LIBOR 3M +
5.500%), 2/10/2027
b
773,009
American Trailer World
Corporation, Term Loan
887,764
4.250%,  (LIBOR 1M +
3.500%), 3/5/2028
b
825,780
Cengage Learning, Inc., Term
Loan
562,175
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
552,337
Great Canadian Gaming
Corporation, Term Loan
305,000
4.934%,  (LIBOR 3M +
4.000%), 11/1/2026
b
303,704
Michaels Companies, Inc., Term
Loan
1,841,087
5.256%,  (LIBOR 3M +
4.250%), 4/15/2028
b
1,674,819
PetSmart, LLC, Term Loan
2,555,687
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
2,528,853
Secure Acquisition, Inc., Delayed
Draw
99,000
0.000%,  (LIBOR 1M +
5.000%), 12/23/2028
b,d,e
96,773
Secure Acquisition, Inc., Term
Loan
665,000
5.500%,  (LIBOR 3M +
5.000%), 12/23/2028
b
650,037
Staples, Inc., Term Loan
506,339
4.817%,  (LIBOR 3M +
4.500%), 9/12/2024
b
497,371
1,051,388
5.317%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,006,231
Voyage Digital NZ/US, Term Loan
847,000
0.000%,  (SOFRRATE +
4.500%), 3/3/2029
b,c,d,e
834,295
Total 10,280,082
Consumer Non-Cyclical (2.3%)
Adient US, LLC, Term Loan
491,287
4.014%,  (LIBOR 1M +
3.250%), 4/8/2028
b
487,092
Principal
Amount Bank Loans (12.8%)
a
Value
Consumer Non-Cyclical (2.3%) - continued
Alltech, Inc., Term Loan
$ 803,985
4.764%,  (LIBOR 1M +
4.000%), 10/15/2028
b,c
$ 789,915
Bausch Health Companies, Inc.,
Term Loan
1,323,000
0.000%,  (SOFRRATE +
5.250%), 1/27/2027
b,d,e
1,278,349
Blue Ribbon, LLC, Term Loan
1,209,000
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
1,180,286
Chobani, LLC, Term Loan
807,700
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
790,738
City Brewing Company, LLC, Term
Loan
1,220,084
4.469%,  (LIBOR 3M +
3.500%), 4/5/2028
b
1,138,742
CNT Holdings I Corporation, Term
Loan
1,049,400
4.250%,  (LIBOR 3M +
3.500%), 11/8/2027
b
1,036,944
295,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
293,280
Del Monte Foods, Inc., Term Loan
318,000
0.000%,  (SOFRRATE +
4.250%), 2/15/2029
b,d,e
314,623
Endo Luxembourg Finance
Company I SARL, Term Loan
841,500
5.813%,  (LIBOR 1M +
5.000%), 3/25/2028
b
778,598
Gainwell Acquisition Corporation,
Term Loan
1,811,654
5.006%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,803,737
Global Medical Response, Inc.,
Term Loan
473,986
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
469,905
4,352,960
5.250%,  (LIBOR 3M +
4.250%), 10/2/2025
b
4,313,957
Herens US Holdco Corporation,
Term Loan
828,748
5.006%,  (LIBOR 3M +
4.000%), 7/2/2028
b
803,148
Mamba Purchaser, Inc., Term Loan
170,000
7.094%,  (LIBOR 1M +
6.500%), 10/14/2029
b
169,150
Packaging Coordinators Midco,
Inc., Term Loan
731,307
4.756%,  (LIBOR 3M +
3.750%), 11/30/2027
b
726,736
Total 16,375,200
Energy (0.2%)
GIP II Blue Holding, LP, Term Loan
1,113,216
5.506%,  (LIBOR 3M +
4.500%), 9/29/2028
b
1,108,808
Total 1,108,808

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (12.8%)
a
Value
Financials (1.0%)
Asurion, LLC, Term Loan
$ 2,177,437
4.014%,  (LIBOR 1M +
3.250%), 12/23/2026
b
$ 2,126,638
796,950
4.014%,  (LIBOR 1M +
3.250%), 7/31/2027
b
778,022
1,445,000
6.014%,  (LIBOR 1M +
5.250%), 2/3/2028
b
1,400,292
710,000
6.014%,  (LIBOR 1M +
5.250%), 1/15/2029
b
687,990
Digicel International Finance, Ltd.,
Term Loan
1,360,755
3.500%,  (LIBOR 3M +
3.250%), 5/27/2024
b
1,293,139
Rinchem Company, Inc., Term
Loan
212,000
5.000%,  (SOFRRATE +
4.500%), 3/2/2029
b,c
210,145
Stonepeak Taurus Lower Holdings,
LLC, Term Loan
318,000
7.500%,  (SOFRRATE +
7.000%), 1/28/2030
b
310,050
Tiger Acquisition, LLC, Term Loan
292,788
3.758%,  (LIBOR 3M +
3.250%), 6/1/2028
b
280,186
Total 7,086,462
Technology (1.3%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,596,373
4.738%,  (LIBOR 1M +
3.500%), 8/21/2026
b
1,555,969
Crown Subsea Communications
Holding, Inc., Term Loan
1,434,452
5.500%,  (LIBOR 1M +
4.750%), 4/27/2027
b
1,427,882
Gogo Intermediate Holdings, LLC,
Term Loan
1,548,300
4.989%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,532,043
Gridiron Fiber Corporation, Term
Loan
512,000
5.506%,  (LIBOR 3M +
4.500%), 10/4/2028
b,d,e
500,639
Lummus Technology Holdings V,
LLC, Term Loan
1,050,622
4.264%,  (LIBOR 1M +
3.500%), 6/30/2027
b
1,010,173
Redstone Holdco 2 LP, Term Loan
932,508
5.934%,  (LIBOR 3M +
4.750%), 4/27/2028
b
894,330
534,379
8.975%,  (LIBOR 3M +
7.750%), 8/6/2029
b
489,513
Zayo Group Holdings, LLC, Term
Loan
1,600,000
0.000%,  (TSFR1M +
4.250%), 3/9/2027
b,d,e
1,560,000
Total 8,970,549
Transportation (0.8%)
AAdvantage Loyalty IP, Ltd., Term
Loan
3,015,000
5.813%,  (LIBOR 3M +
4.750%), 4/20/2028
b
3,066,074
Principal
Amount Bank Loans (12.8%)
a
Value
Transportation (0.8%) - continued
Hertz Corporation, Term Loan
$ 243,163
4.014%,  (LIBOR 1M +
3.250%), 6/30/2028
b
$ 241,978
46,173
4.014%,  (LIBOR 1M +
3.250%), 6/30/2028
b
45,948
Mileage Plus Holdings, LLC, Term
Loan
1,125,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
1,165,781
United Airlines, Inc., Term Loan
965,250
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
956,148
Total 5,475,929
Utilities (0.6%)
CQP Holdco, LP, Term Loan
2,183,500
4.756%,  (LIBOR 3M +
3.750%), 6/4/2028
b
2,175,312
EnergySolutions, LLC, Term Loan
818,414
4.756%,  (LIBOR 3M +
3.750%), 5/11/2025
b,c
806,138
GIP III Stetson I, LP, Term Loan
512,000
0.000%,  (LIBOR 1M +
4.250%), 7/18/2025
b,d,e
498,345
Osmose Utilities Services, Inc.,
Term Loan
189,050
4.014%,  (LIBOR 1M +
3.250%), 6/22/2028
b
186,097
PG&E Corporation, Term Loan
904,104
3.813%,  (LIBOR 1M +
3.000%), 6/23/2025
b
891,111
Total 4,557,003
Total Bank Loans
(cost $91,507,226) 90,245,101
Principal
Amount Long-Term Fixed Income ( 69.0% ) Value
Asset-Backed Securities (8.1%)
510 Asset Backed Trust
500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
f,g
466,093
1,043,732
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
f,g
982,717
1,000,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
f,g
922,689
522 Funding CLO, Ltd.
1,300,000
3.463%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,f
1,271,618
Anchorage Capital CLO 16, Ltd.
1,550,000
3.444%,  (LIBOR 3M +
2.400%), 1/19/2035, Ser.
2020-16A, Class CR
b,f
1,520,361
Anchorage Capital CLO 21, Ltd.
1,500,000
3.463%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,f
1,471,201

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Asset-Backed Securities (8.1%) - continued
Ares XL CLO, Ltd.
$ 1,150,000
3.844%,  (LIBOR 3M +
2.800%), 1/15/2029, Ser.
2016-40A, Class CRR
b,f
$ 1,115,506
Babson CLO, Ltd.
1,825,000
3.963%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,f
1,780,390
Bardot CLO, Ltd.
1,625,000
3.036%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,f
1,599,767
Barings CLO, Ltd.
1,250,000
4.213%,  (LIBOR 3M +
3.150%), 1/20/2032, Ser.
2016-2A, Class DR2
b,f
1,235,545
Benefit Street Partners CLO II, Ltd.
950,000
2.944%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,f
925,907
Benefit Street Partners CLO, Ltd.
1,400,000
3.194%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,f
1,379,277
CarVal CLO, Ltd.
1,100,000
4.373%,  (TSFR3M +
3.700%), 4/15/2034, Ser.
2022-1A, Class D
*,b,e
1,100,000
College Ave Student Loans, LLC
317,898
2.318%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
*,b
321,096
Colony American Finance, Ltd.
1,050,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
f
977,400
Conn's Receivables Funding
13,133
1.710%,  6/16/2025, Ser.
2020-A, Class A
f
13,122
Dewolf Park CLO, Ltd.
1,250,000
3.894%,  (LIBOR 3M +
2.850%), 10/15/2030, Ser.
2017-1A, Class DR
b,f
1,227,439
Dryden 36 Senior Loan Fund
950,000
3.094%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,f
936,575
Education Funding Trust
881,972
2.790%,  7/25/2041, Ser.
2020-A, Class A
f
849,681
Foundation Finance Trust
48,350
3.300%,  7/15/2033, Ser.
2017-1A, Class A
f
48,491
Galaxy XIX CLO, Ltd.
1,675,000
3.034%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,f
1,628,651
Goldentree Loan Management US
CLO 8, Ltd.
1,600,000
3.063%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,f
1,562,610
Principal
Amount Long-Term Fixed Income (69.0%) Value
Asset-Backed Securities (8.1%) - continued
Harley Marine Financing, LLC
$ 1,183,913
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
f
$ 1,180,482
Home RE, Ltd.
700,000
3.775%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
b,f
699,993
LHOME Mortgage Trust
1,500,000
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
f,g
1,417,712
Longfellow Place CLO, Ltd.
1,350,000
3.344%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,f
1,333,581
Madison Park Funding XIV, Ltd.
1,250,000
2.536%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,f
1,240,012
Madison Park Funding XVIII, Ltd.
1,550,000
2.998%,  (LIBOR 3M +
1.900%), 10/21/2030, Ser.
2015-18A, Class CRR
b,f
1,525,482
Madison Park Funding XXI, Ltd.
1,500,000
3.244%,  (LIBOR 3M +
2.200%), 10/15/2032, Ser.
2016-21A, Class BRR
b,f
1,469,904
Mountain View CLO, Ltd.
1,575,000
3.394%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,f
1,535,412
Myers Park CLO, Ltd.
1,275,000
2.463%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,f
1,268,130
Neuberger Berman CLO, Ltd.
1,500,000
4.044%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,f
1,458,832
OCP CLO, Ltd.
1,625,000
3.044%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,f
1,587,020
OZLM IX, Ltd.
2,000,000
2.613%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,f
1,980,736
Palmer Square Loan Funding, Ltd.
850,000
3.313%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,f
851,150
Preston Ridge Partners Mortgage
Trust, LLC
1,150,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
f,g
1,068,763
Progress Residential Trust
1,200,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
f
1,145,861
ROC Securities Trust Series
525,000
2.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,f
498,155

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Asset-Backed Securities (8.1%) - continued
Saxon Asset Securities Trust
$ 335,413
3.158%,  8/25/2035, Ser.
2004-2, Class MF2
b
$ 300,516
Sculptor CLO, Ltd.
1,500,000
3.463%,  (LIBOR 3M +
2.400%), 1/20/2035, Ser. 28A,
Class C
b,f
1,456,787
Shackleton CLO, Ltd.
930,000
3.263%,  (LIBOR 3M +
2.200%), 10/20/2034, Ser.
2021-16A, Class C
b,f
913,154
Sound Point CLO XV, Ltd.
500,000
3.234%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,f
492,308
Sound Point CLO XXI, Ltd.
2,200,000
2.664%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,f
2,177,591
Sound Point CLO, Ltd.
1,550,000
3.313%,  (LIBOR 3M +
2.250%), 1/20/2032, Ser.
2019-1A, Class CR
b,f
1,501,521
Stratus CLO, Ltd.
1,700,000
3.563%,  (LIBOR 3M +
2.500%), 12/29/2029, Ser.
2021-1A, Class D
b,f
1,647,472
TCI-Flatiron CLO, Ltd.
1,400,000
2.946%,  (TSFR3M +
2.100%), 1/17/2032, Ser.
2016-1A, Class CR3
b,f
1,392,590
THL Credit Wind River CLO, Ltd.
1,150,000
3.894%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,f
1,145,796
VCAT Asset Securitization, LLC
300,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
f,g
286,450
Whitebox CLO III, Ltd.
1,500,000
3.244%,  (LIBOR 3M +
2.200%), 10/15/2034, Ser.
2021-3A, Class C
b,f
1,440,861
Wind River CLO, Ltd.
750,000
3.063%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,f
736,729
Total 57,089,136
Basic Materials (1.9%)
Alcoa Nederland Holding BV
680,000 5.500%,  12/15/2027
f
676,600
Anglo American Capital plc
200,000 3.875%,  3/16/2029
f
189,569
Chemours Company
585,000 5.750%,  11/15/2028
f
548,438
Cleveland-Cliffs, Inc.
425,000 5.875%,  6/1/2027
h
422,875
380,000 4.625%,  3/1/2029
f,h
356,170
210,000 4.875%,  3/1/2031
f
194,250
Consolidated Energy Finance SA
807,000 5.625%,  10/15/2028
f
746,475
Principal
Amount Long-Term Fixed Income (69.0%) Value
Basic Materials (1.9%) - continued
Ecolab, Inc.
$ 194,000 2.125%,  2/1/2032 $ 166,392
EverArc Escrow Sarl
249,000 5.000%,  10/30/2029
f
218,328
First Quantum Minerals, Ltd.
850,000 6.875%,  10/15/2027
f
854,250
Freeport-McMoRan, Inc.
425,000 4.625%,  8/1/2030 410,541
Glencore Funding, LLC
220,000 4.000%,  3/27/2027
f
215,587
Hecla Mining Company
190,000 7.250%,  2/15/2028 191,900
Hudbay Minerals, Inc.
465,000 4.500%,  4/1/2026
f
429,918
Ingevity Corporation
785,000 3.875%,  11/1/2028
f
702,575
LYB International Finance III, LLC
203,000 1.250%,  10/1/2025 186,105
Mauser Packaging Solutions
Holding Company
320,000 5.500%,  4/15/2024
f
312,400
600,000 7.250%,  4/15/2025
f
568,500
Mercer International, Inc.
455,000 5.125%,  2/1/2029 422,654
Methanex Corporation
553,000 4.250%,  12/1/2024 544,256
Mosaic Company
64,000 3.250%,  11/15/2022 64,247
261,000 4.050%,  11/15/2027 258,831
Novelis Corporation
315,000 3.250%,  11/15/2026
f
287,422
140,000 4.750%,  1/30/2030
f
128,762
175,000 3.875%,  8/15/2031
f
150,063
Nutrien, Ltd.
292,000 4.000%,  12/15/2026 294,386
OCI NV
309,000 4.625%,  10/15/2025
f
310,159
Olin Corporation
675,000 5.125%,  9/15/2027 668,723
20,000 5.625%,  8/1/2029 19,694
SCIL USA Holdings, LLC
378,000 5.375%,  11/1/2026
f
344,925
SPCM SA
462,000 3.375%,  3/15/2030
f
391,545
SunCoke Energy, Inc.
552,000 4.875%,  6/30/2029
f
494,896
Syngenta Finance NV
293,000 5.182%,  4/24/2028
f
293,713
Taseko Mines, Ltd.
358,000 7.000%,  2/15/2026
f
355,315
Unifrax Escrow Issuer Corporation
422,000 5.250%,  9/30/2028
f
371,968
United States Steel Corporation
793,000 6.875%,  3/1/2029 806,743
Westlake Corporation
148,000 3.600%,  8/15/2026 146,120
Total 13,745,295

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Capital Goods (2.9%)
Amsted Industries, Inc.
$ 450,000 5.625%,  7/1/2027
f
$ 446,625
50,000 4.625%,  5/15/2030
f
46,000
ARD Finance SA
159,000 6.500%,  6/30/2027
f
133,560
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
700,000 5.250%,  8/15/2027
f
601,125
39,000 5.250%,  8/15/2027
f
33,491
Boeing Company
316,000 4.875%,  5/1/2025 319,951
206,000 2.196%,  2/4/2026 187,890
220,000 3.250%,  3/1/2028 199,417
294,000 5.150%,  5/1/2030 291,674
Bombardier, Inc.
448,000 7.125%,  6/15/2026
f
412,160
490,000 7.875%,  4/15/2027
f
456,469
380,000 6.000%,  2/15/2028
f
328,700
Brand Industrial Services, Inc.
280,000 8.500%,  7/15/2025
f
249,900
Builders FirstSource, Inc.
285,000 5.000%,  3/1/2030
f
263,625
Carrier Global Corporation
252,000 2.722%,  2/15/2030 221,740
Caterpillar Financial Services
Corporation
93,000 1.450%,  5/15/2025 88,085
Clydesdale Acquisition Holdings,
Inc.
67,000 6.625%,  4/15/2029
f
66,832
134,000 8.750%,  4/15/2030
f
122,468
CNH Industrial Capital, LLC
82,000 1.950%,  7/2/2023 80,724
Cornerstone Building Brands, Inc.
630,000 6.125%,  1/15/2029
f
524,192
Covanta Holding Corporation
322,000 5.000%,  9/1/2030 290,605
Covert Mergeco, Inc.
260,000 4.875%,  12/1/2029
f
236,548
CP Atlas Buyer, Inc.
425,000 7.000%,  12/1/2028
f
354,875
General Electric Company
430,000
4.156%,  (LIBOR 3M +
3.330%), 6/15/2022
b,i
406,294
GFL Environmental, Inc.
352,000 4.000%,  8/1/2028
f
309,760
709,000 3.500%,  9/1/2028
f
631,010
H&E Equipment Services, Inc.
814,000 3.875%,  12/15/2028
f
709,031
Howard Midstream Energy
Partners, LLC
535,000 6.750%,  1/15/2027
f
518,343
Howmet Aerospace, Inc.
223,000 6.875%,  5/1/2025 235,818
708,000 3.000%,  1/15/2029 617,836
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 216,774
JELD-WEN, Inc.
320,000 4.625%,  12/15/2025
f
301,600
240,000 4.875%,  12/15/2027
f
217,637
Principal
Amount Long-Term Fixed Income (69.0%) Value
Capital Goods (2.9%) - continued
John Deere Capital Corporation
$ 280,000 2.800%,  7/18/2029 $ 263,182
KBR, Inc., Convertible
238,000 2.500%,  11/1/2023 468,265
Meritage Homes Corporation
220,000 3.875%,  4/15/2029
f
196,845
Meritor, Inc.
315,000 4.500%,  12/15/2028
f
314,606
MIWD Holdco II, LLC
200,000 5.500%,  2/1/2030
f
173,000
Nesco Holdings II, Inc.
265,000 5.500%,  4/15/2029
f
249,717
New Enterprise Stone and Lime
Company, Inc.
620,000 5.250%,  7/15/2028
f
566,705
OI European Group BV
554,000 4.750%,  2/15/2030
f
487,520
Otis Worldwide Corporation
166,000 2.056%,  4/5/2025 157,970
Owens-Brockway Glass Container,
Inc.
425,000 5.875%,  8/15/2023
f
430,927
Pactiv Evergreen Group
360,000 4.375%,  10/15/2028
f
317,700
Parker-Hannifin Corporation
138,000 2.700%,  6/14/2024 136,064
Patrick Industries, Inc., Convertible
178,000 1.000%,  2/1/2023 179,691
PGT Innovations, Inc.
481,000 4.375%,  10/1/2029
f
422,044
Raytheon Technologies
Corporation
307,000 4.125%,  11/16/2028 307,212
Republic Services, Inc.
124,000 3.950%,  5/15/2028 123,689
Siemens
Financieringsmaatschappij NV
221,000 1.700%,  3/11/2028
f
196,803
SRM Escrow Issuer, LLC
890,000 6.000%,  11/1/2028
f
854,400
Standard Industries, Inc.
550,000 4.375%,  7/15/2030
f
458,620
Sunpower Corporation,
Convertible
63,000 4.000%,  1/15/2023 66,150
Textron, Inc.
221,000 3.650%,  3/15/2027 217,107
Titan Acquisition, Ltd.
190,000 7.750%,  4/15/2026
f
183,350
TransDigm, Inc.
515,000 6.250%,  3/15/2026
f
512,425
1,390,000 5.500%,  11/15/2027 1,274,616
United Rentals North America, Inc.
610,000 4.875%,  1/15/2028 593,567
310,000 4.000%,  7/15/2030 277,450
Victors Merger Corporation
287,000 6.375%,  5/15/2029
f
172,200
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 63,614

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Capital Goods (2.9%) - continued
Waste Pro USA, Inc.
$ 185,000 5.500%,  2/15/2026
f
$ 164,576
WESCO Distribution, Inc.
655,000 7.250%,  6/15/2028
f
676,288
Total 20,627,062
Collateralized Mortgage Obligations (5.5%)
Arroyo Mortgage Trust
1,500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
f,g
1,402,867
Banc of America Alternative Loan
Trust
433,338
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 401,823
Banc of America Mortgage
Securities Trust
310,616
2.246%,  9/25/2035, Ser.
2005-H, Class 3A1
b
303,507
172,514
2.771%,  9/25/2035, Ser.
2005-H, Class 2A1
b
163,822
Business Jet Securities, LLC
363,038
2.981%,  11/15/2035, Ser.
2020-1A, Class A
f
346,349
CHL Mortgage Pass-Through Trust
223,036
2.472%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
227,270
221,110
6.000%,  4/25/2037, Ser.
2007-3, Class A18 136,398
147,407
6.000%,  4/25/2037, Ser.
2007-3, Class A33 90,932
683,226
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 441,355
CHNGE Mortgage Trust
1,110,105
3.757%,  3/25/2067, Ser.
2022-2, Class A1
b,f
1,081,389
CIM Trust
331,464
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,f
331,568
Citigroup Mortgage Loan Trust,
Inc.
1,179,354
2.916%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,148,155
Countrywide Alternative Loan Trust
329,761
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 301,713
460,738
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 382,311
417,049
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 339,350
125,547
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 111,352
190,761
7.000%,  10/25/2037, Ser.
2007-24, Class A10 90,546
Countrywide Home Loan
Mortgage Pass Through Trust
233,415
2.485%,  11/25/2035, Ser.
2005-22, Class 2A1
b
217,712
Credit Suisse Mortgage Trust
338,577
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,f
318,253
Principal
Amount Long-Term Fixed Income (69.0%) Value
Collateralized Mortgage Obligations (5.5%) -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 621,064
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 $ 587,840
Eagle Re, Ltd.
300,782
2.468%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,f
298,907
Federal Home Loan Mortgage
Corporation
1,432,673
3.500%,  8/15/2035, Ser.
345, Class C8
j
163,417
Federal Home Loan Mortgage
Corporation - REMIC
13,671,466
1.500%,  12/25/2050, Ser.
5107, Class IO
j
1,264,820
1,004,007
3.000%,  5/15/2027, Ser.
4046, Class GI
j
46,103
871,352
3.000%,  7/15/2027, Ser.
4084, Class NI
j
44,802
1,357,335
3.500%,  10/15/2032, Ser.
4119, Class KI
j
155,520
1,966,394
3.000%,  4/15/2033, Ser.
4203, Class DI
j
129,436
Federal National Mortgage
Association - REMIC
764,952
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
35,819
1,169,764
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
49,069
1,869,967
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
74,855
2,863,484
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
158,314
1,600,168
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
72,653
791,449
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
37,594
2,026,944
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
92,740
640,050
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
33,931
3,084,007
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
139,080
1,251,464
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
64,257
1,568,872
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
66,053
1,143,386
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
111,935
First Horizon Alternative Mortgage
Securities Trust
171,030
2.419%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
164,127
Flagstar Mortgage Trust
963,116
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,f
898,930
FWD Securitization Trust
542,202
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,f
539,821

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Collateralized Mortgage Obligations (5.5%) -
continued
Genworth Mortgage Insurance
Corporation
$ 1,250,000
2.189%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,f
$ 1,239,607
GMAC Mortgage Corporation
Loan Trust
137,763
3.190%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
133,120
73,419
1.168%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
37,490
26,149
2.997%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
24,344
Home Equity Asset Trust
741,994
1.988%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
733,664
IndyMac IMJA Mortgage Loan
Trust
287,479
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 153,956
IndyMac INDA Mortgage Loan
Trust
1,871,860
2.892%,  8/25/2036, Ser.
2006-AR1, Class A1
b
1,682,901
J.P. Morgan Alternative Loan Trust
428,364
3.184%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
429,999
J.P. Morgan Mortgage Trust
522,256
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,f
461,331
245,361
2.552%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
243,164
Legacy Mortgage Asset Trust
1,003,427
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
f,g
987,545
Long Beach Mortgage Loan Trust
930,618
2.168%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
932,219
Merrill Lynch Alternative Note
Asset Trust
278,734
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 149,434
New York Mortgage Trust
380,450
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,f
372,447
Oaktown Re III, Ltd.
103,337
2.068%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,f
103,334
Oaktown Re VII, Ltd.
600,000
1.889%,  (SOFR30A +
1.600%), 4/25/2034, Ser.
2021-2, Class M1A
b,f
593,093
Palmer Square Loan Funding, Ltd.
800,000
1.880%,  (LIBOR 3M +
1.400%), 5/20/2029, Ser.
2021-2A, Class B
b,f
793,608
Principal
Amount Long-Term Fixed Income (69.0%) Value
Collateralized Mortgage Obligations (5.5%) -
continued
Pretium Mortgage Credit Partners,
LLC
$ 750,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
f,g
$ 716,484
850,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
f,g
801,117
925,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
f,g
851,062
Residential Accredit Loans, Inc.
Trust
365,524
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 332,102
188,392
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 168,617
228,687
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 210,882
Residential Asset Securitization
Trust
1,022,653
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,001,819
Residential Funding Mortgage
Security I Trust
244,195
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 214,532
Sequoia Mortgage Trust
237,473
2.837%,  9/20/2046, Ser.
2007-1, Class 4A1
b
177,866
Starwood Mortgage Residential
Trust
1,375,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,f
1,375,700
Structured Adjustable Rate
Mortgage Loan Trust
129,351
2.790%,  7/25/2035, Ser.
2005-15, Class 4A1
b
117,882
Toorak Mortgage Corporation, Ltd.
1,362,825
2.734%,  3/25/2023, Ser.
2020-1, Class A1
f,g
1,351,732
Vericrest Opportunity Loan
Transferee
1,150,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
f,g
1,098,903
1,450,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
f,g
1,389,798
1,500,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
f,g
1,415,779
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
f,g
210,892
1,100,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
f,g
1,034,927
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
f,g
234,610
Verus Securitization Trust
1,654,963
2.137%,  10/25/2066, Ser.
2021-7, Class A2
b,f
1,527,998
1,001,891
2.491%,  11/25/2066, Ser.
2021-8, Class A3
b,f
930,862
Wachovia Asset Securitization, Inc.
352,734
0.597%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,f,k
349,936

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Collateralized Mortgage Obligations (5.5%) -
continued
Washington Mutual Mortgage
Pass-Through Certificates
$ 371,995
6.000%,  3/25/2035, Ser.
2005-1, Class 2A $ 343,036
ZH Trust
612,389
3.262%,  2/18/2027, Ser.
2021-1, Class B
f
601,845
625,424
3.506%,  10/17/2027, Ser.
2021-2, Class B
f
615,225
Total 39,211,557
Commercial Mortgage-Backed Securities (1.1%)
BANK 2021-BNK36
600,000
2.470%,  9/15/2064, Ser.
2021-BN36, Class A5 531,022
BANK 2021-BNK37
1,300,000
2.618%,  11/15/2064, Ser.
2021-BN37, Class A5
b
1,156,802
BANK 2022-BNK39
13,495,179
0.427%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,j
444,163
1,125,000
2.928%,  2/15/2055, Ser.
2022-BNK39, Class A4 1,026,902
BANK 2022-BNK40
800,000
3.507%,  3/15/2064, Ser.
2022-BNK40, Class A4
b
767,456
Barclays Commercial Mortgage
Securities, LLC
750,000
3.662%,  4/15/2055, Ser.
2022-C15, Class A5
b
727,254
BBCMS Mortgage Trust
5,465,361
0.740%,  2/15/2055, Ser.
2022-C14, Class XA
b,j
274,423
1,500,000
2.946%,  2/15/2055, Ser.
2022-C14, Class A5
b
1,377,097
550,000
2.689%,  11/15/2054, Ser.
2021-C12, Class A5 494,327
BFLD Trust
1,100,000
2.254%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,f
1,083,914
Total 7,883,360
Communications Services (4.4%)
Altice France SA
205,000 8.125%,  2/1/2027
f
206,537
255,000 5.500%,  1/15/2028
f
224,719
380,000 5.125%,  7/15/2029
f
321,693
998,000 5.500%,  10/15/2029
f
848,300
American Tower Corporation
184,000 3.375%,  5/15/2024 183,471
247,000 4.400%,  2/15/2026 248,845
144,000 1.450%,  9/15/2026 128,576
192,000 3.800%,  8/15/2029 179,427
AT&T, Inc.
301,000 4.450%,  4/1/2024 308,121
433,000 4.300%,  2/15/2030 434,426
Cable One, Inc., Convertible
248,000 1.125%,  3/15/2028 203,608
CCO Holdings, LLC
250,000 5.500%,  5/1/2026
f
250,625
Principal
Amount Long-Term Fixed Income (69.0%) Value
Communications Services (4.4%) - continued
$ 515,000 5.125%,  5/1/2027
f
$ 502,012
1,090,000 4.750%,  3/1/2030
f
974,187
383,000 4.750%,  2/1/2032
f
329,123
417,000 4.250%,  1/15/2034
f
331,515
Charter Communications
Operating, LLC
197,000 4.500%,  2/1/2024 199,427
223,000 4.908%,  7/23/2025 227,117
221,000 5.050%,  3/30/2029 219,823
Clear Channel Worldwide
Holdings, Inc.
835,000 7.750%,  4/15/2028
f
786,987
Comcast Corporation
147,000 2.350%,  1/15/2027 137,925
321,000 3.400%,  4/1/2030 304,777
Consolidated Communications,
Inc.
411,000 5.000%,  10/1/2028
f
335,869
Crown Castle International
Corporation
205,000 2.900%,  3/15/2027 191,933
CSC Holdings, LLC
310,000 5.375%,  2/1/2028
f
284,622
455,000 6.500%,  2/1/2029
f
432,250
980,000 4.125%,  12/1/2030
f
808,500
Cumulus Media New Holdings,
Inc.
440,000 6.750%,  7/1/2026
f,h
437,800
Deutsche Telekom International
Finance BV
127,000 2.485%,  9/19/2023
f
125,756
DIRECTV Holdings, LLC
646,000 5.875%,  8/15/2027
f
608,047
Discovery Communications, LLC
122,000 2.950%,  3/20/2023 121,949
DISH DBS Corporation
247,000 5.250%,  12/1/2026
f
226,783
170,000 7.375%,  7/1/2028 148,645
326,000 5.750%,  12/1/2028
f
291,600
Entercom Media Corporation
921,000 6.500%,  5/1/2027
f
792,060
Fox Corporation
148,000 4.709%,  1/25/2029 148,888
Frontier Communications
Holdings, LLC
553,000 5.875%,  10/15/2027
f
529,497
GCI, LLC
625,000 4.750%,  10/15/2028
f
579,687
Gray Escrow II, Inc.
1,000,000 5.375%,  11/15/2031
f
861,960
Gray Television, Inc.
425,000 4.750%,  10/15/2030
f
369,750
Hughes Satellite Systems
Corporation
220,000 6.625%,  8/1/2026 218,900
iHeartCommunications, Inc.
470,000 4.750%,  1/15/2028
f
425,937
Iliad Holding SASU
451,000 6.500%,  10/15/2026
f
433,506
LCPR Senior Secured Financing
DAC
373,000 6.750%,  10/15/2027
f
370,678

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Communications Services (4.4%) - continued
Level 3 Financing, Inc.
$ 455,000 4.625%,  9/15/2027
f
$ 408,931
920,000 4.250%,  7/1/2028
f
777,400
Lions Gate Capital Holdings, LLC
577,000 5.500%,  4/15/2029
f
511,505
Magallanes, Inc.
134,000 3.638%,  3/15/2025
f
131,795
208,000 4.054%,  3/15/2029
f
198,613
138,000 4.279%,  3/15/2032
f
128,187
NBN Company, Ltd.
265,000 2.625%,  5/5/2031
f
230,414
Netflix, Inc.
164,000 5.875%,  2/15/2025 170,150
289,000 5.875%,  11/15/2028 297,670
Nexstar Escrow Corporation
770,000 5.625%,  7/15/2027
f
749,310
NTT Finance Corporation
177,000 1.162%,  4/3/2026
f
159,807
Omnicom Group, Inc.
220,000 4.200%,  6/1/2030 216,288
Paramount Global
175,000 6.375%,  3/30/2062
b
169,604
122,000 4.750%,  5/15/2025 125,001
Radiate Holdco, LLC
250,000 6.500%,  9/15/2028
f
220,000
Rogers Communications, Inc.
125,000 5.250%,  3/15/2082
b,f
117,319
S&P Global, Inc.
138,000 2.900%,  3/1/2032
f
124,492
Scripps Escrow II, Inc.
205,000 5.375%,  1/15/2031
f
182,477
Scripps Escrow, Inc.
335,000 5.875%,  7/15/2027
f
319,925
Sinclair Television Group, Inc.
695,000 5.500%,  3/1/2030
f
568,281
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
f
516,275
485,000 4.000%,  7/15/2028
f
438,319
100,000 4.125%,  7/1/2030
f
87,809
Sprint Capital Corporation
903,000 6.875%,  11/15/2028 991,124
710,000 8.750%,  3/15/2032 902,286
Sprint Corporation
1,545,000 7.625%,  2/15/2025 1,643,494
Telesat Canada
235,000 4.875%,  6/1/2027
f
159,800
90,000 6.500%,  10/15/2027
f
38,462
Terrier Media Buyer, Inc.
470,000 8.875%,  12/15/2027
f
459,373
T-Mobile USA, Inc.
176,000 3.500%,  4/15/2025 173,504
247,000 3.875%,  4/15/2030 233,770
85,000 2.875%,  2/15/2031 72,152
United States Cellular Corporation
415,000 6.700%,  12/15/2033 428,687
Uniti Fiber Holdings, Inc.,
Convertible
74,000 4.000%,  6/15/2024
f
92,593
Uniti Group, LP
130,000 4.750%,  4/15/2028
f
116,025
Principal
Amount Long-Term Fixed Income (69.0%) Value
Communications Services (4.4%) - continued
VeriSign, Inc.
$ 290,000 4.750%,  7/15/2027 $ 291,333
Verizon Communications, Inc.
247,000 2.100%,  3/22/2028 221,198
221,000 3.150%,  3/22/2030 202,968
148,000 2.550%,  3/21/2031 128,836
296,000 2.355%,  3/15/2032 248,537
Viasat, Inc.
125,000 6.500%,  7/15/2028
f
107,969
Vodafone Group plc
164,000 7.000%,  4/4/2079
b
173,189
VTR Finance NV
310,000 6.375%,  7/15/2028
f
282,878
VZ Secured Financing BV
678,000 5.000%,  1/15/2032
f
585,053
Walt Disney Company
123,000 3.800%,  3/22/2030 120,656
Zayo Group Holdings, Inc.
285,000 4.000%,  3/1/2027
f
247,950
Total 31,067,267
Consumer Cyclical (6.3%)
1011778 B.C., ULC
700,000 4.375%,  1/15/2028
f
638,750
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
436,000 10.500%,  2/15/2028
f
393,490
Allied Universal Holdco, LLC
215,000 6.625%,  7/15/2026
f
207,785
765,000 4.625%,  6/1/2028
f
677,025
380,000 6.000%,  6/1/2029
f
314,450
Allison Transmission, Inc.
95,000 4.750%,  10/1/2027
f
91,542
660,000 3.750%,  1/30/2031
f
570,900
Amazon.com, Inc.
278,000 3.300%,  4/13/2027 275,740
292,000 1.650%,  5/12/2028 259,636
147,000 1.500%,  6/3/2030 123,529
American Axle & Manufacturing,
Inc.
740,000 6.500%,  4/1/2027 689,587
Arko Corporation
310,000 5.125%,  11/15/2029
f
274,350
Ashton Woods USA, LLC
280,000 4.625%,  8/1/2029
f
235,605
BellRing Brands, Inc.
536,000 7.000%,  3/15/2030
f
523,940
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 121,909
Bloomin' Brands, Inc., Convertible
60,000 5.000%,  5/1/2025 121,014
Boyd Gaming Corporation
430,000 4.750%,  6/15/2031
f
388,849
Boyne USA, Inc.
330,000 4.750%,  5/15/2029
f
306,075
Brookfield Property REIT, Inc.
268,000 5.750%,  5/15/2026
f
259,459
Brookfield Residential Properties,
Inc.
690,000 6.250%,  9/15/2027
f
647,358

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Consumer Cyclical (6.3%) - continued
$ 525,000 5.000%,  6/15/2029
f
$ 464,334
Burlington Stores, Inc., Convertible
207,000 2.250%,  4/15/2025 248,271
Caesars Entertainment, Inc.
686,000 6.250%,  7/1/2025
f
693,457
240,000 8.125%,  7/1/2027
f
250,800
481,000 4.625%,  10/15/2029
f
412,457
Carnival Corporation
962,000 7.625%,  3/1/2026
f
941,557
700,000 5.750%,  3/1/2027
f
633,860
310,000 6.000%,  5/1/2029
f
278,225
Cedar Fair, LP
830,000 5.250%,  7/15/2029 785,387
Cengage Learning, Inc.
816,000 9.500%,  6/15/2024
f
799,680
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
f
248,116
Cinemark USA, Inc.
544,000 5.875%,  3/15/2026
f,h
507,280
Clarios Global, LP
185,000 8.500%,  5/15/2027
f
184,885
Cushman & Wakefield US
Borrower, LLC
245,000 6.750%,  5/15/2028
f
249,905
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 66,058
Daimler Finance North America,
LLC
221,000 1.450%,  3/2/2026
f
201,976
Dana, Inc.
540,000 5.625%,  6/15/2028 515,025
Darden Restaurants, Inc.
262,000 3.850%,  5/1/2027 257,799
Dick's Sporting Goods, Inc.,
Convertible
54,000 3.250%,  4/15/2025 162,000
Empire Communities Corporation
495,000 7.000%,  12/15/2025
f
469,012
Expedia Group, Inc.
226,000 4.625%,  8/1/2027 227,033
220,000 3.250%,  2/15/2030 196,247
Expedia Group, Inc., Convertible
48,000 Zero Coupon,  2/15/2026 56,280
Ford Motor Company
285,000 3.250%,  2/12/2032 231,620
Ford Motor Company, Convertible
391,000 Zero Coupon,  3/15/2026 415,046
Ford Motor Credit Company, LLC
740,000 4.063%,  11/1/2024 723,840
537,000 2.300%,  2/10/2025 498,712
715,000 4.134%,  8/4/2025 686,400
1,454,000 2.700%,  8/10/2026 1,296,212
255,000 2.900%,  2/10/2029 212,288
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
f
306,000
Gap, Inc.
144,000 3.625%,  10/1/2029
f
117,130
General Motors Company
143,000 5.400%,  10/2/2023 146,842
143,000 6.125%,  10/1/2025 150,952
221,000 6.800%,  10/1/2027 237,616
Principal
Amount Long-Term Fixed Income (69.0%) Value
Consumer Cyclical (6.3%) - continued
General Motors Financial
Company, Inc.
$ 245,000 3.950%,  4/13/2024 $ 246,001
124,000 1.200%,  10/15/2024 116,405
199,000 2.900%,  2/26/2025 192,165
135,000 2.750%,  6/20/2025 129,362
150,000 5.700%,  9/30/2030
b,i
146,438
147,000 2.700%,  6/10/2031 121,007
GLP Capital, LP
145,000 3.250%,  1/15/2032 121,993
Goodyear Tire & Rubber Company
315,000 5.000%,  7/15/2029 280,886
195,000 5.250%,  7/15/2031 168,188
Guitar Center Escrow Issuer II, Inc.
144,000 8.500%,  1/15/2026
f
144,317
Hanesbrands, Inc.
415,000 4.875%,  5/15/2026
f
405,663
Herc Holdings, Inc.
440,000 5.500%,  7/15/2027
f
431,068
Hilton Domestic Operating
Company, Inc.
910,000 4.875%,  1/15/2030 877,877
Hilton Grand Vacations Borrower
Escrow, LLC
600,000 5.000%,  6/1/2029
f
541,500
Home Depot, Inc.
208,000 3.250%,  4/15/2032 194,687
Hyundai Capital America
119,000 1.800%,  10/15/2025
f
109,650
221,000 3.000%,  2/10/2027
f
207,924
147,000 2.100%,  9/15/2028
f
126,128
International Game Technology plc
545,000 5.250%,  1/15/2029
f
516,862
Jacobs Entertainment, Inc.
268,000 6.750%,  2/15/2029
f
262,560
KB Home
395,000 4.800%,  11/15/2029 360,062
Kohl's Corporation
221,000 3.375%,  5/1/2031
h
209,355
L Brands, Inc.
880,000 6.625%,  10/1/2030
f
875,252
100,000 6.875%,  11/1/2035 97,699
Lennar Corporation
201,000 4.875%,  12/15/2023 204,363
67,000 5.875%,  11/15/2024 69,554
138,000 4.750%,  5/30/2025 140,568
Lowe's Companies, Inc.
220,000 4.000%,  4/15/2025 222,904
257,000 4.500%,  4/15/2030 259,847
Macy's Retail Holdings, LLC
420,000 5.875%,  4/1/2029
f
398,420
209,000 6.125%,  3/15/2032
f
193,325
Magic MergerCo, Inc.
320,000 5.250%,  5/1/2028
f
275,014
Marriott International, Inc.
303,000 3.750%,  10/1/2025 300,914
220,000 4.625%,  6/15/2030 216,927
Mastercard, Inc.
137,000 2.000%,  11/18/2031 118,029
Mattamy Group Corporation
373,000 5.250%,  12/15/2027
f
348,755

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Consumer Cyclical (6.3%) - continued
McDonald's Corporation
$ 398,000 3.800%,  4/1/2028 $ 395,483
MGM Resorts International
385,000 6.000%,  3/15/2023 389,331
650,000 5.750%,  6/15/2025 645,749
NCL Corporation, Ltd.
614,000 3.625%,  12/15/2024
f
571,020
200,000 5.875%,  2/15/2027
f
190,648
Nissan Motor Company, Ltd.
179,000 3.043%,  9/15/2023
f
177,231
O'Reilly Automotive, Inc.
198,000 3.900%,  6/1/2029 191,182
Penn National Gaming, Inc.
605,000 4.125%,  7/1/2029
f,h
510,469
PetSmart, Inc./PetSmart Finance
Corporation
690,000 4.750%,  2/15/2028
f
641,700
385,000 7.750%,  2/15/2029
f
383,075
Procter & Gamble Company
122,000 1.200%,  10/29/2030 100,557
Real Hero Merger Sub 2, Inc.
355,000 6.250%,  2/1/2029
f
287,923
Realogy Group, LLC
570,000 5.750%,  1/15/2029
f
477,814
Rite Aid Corporation
235,000 7.500%,  7/1/2025
f
201,195
Ross Stores, Inc.
147,000 1.875%,  4/15/2031 121,068
Royal Caribbean Cruises, Ltd.
760,000 9.125%,  6/15/2023
f
784,575
710,000 4.250%,  7/1/2026
f
642,688
300,000 5.500%,  4/1/2028
f
273,750
Scientific Games International, Inc.
650,000 7.250%,  11/15/2029
f
682,305
SeaWorld Parks and
Entertainment, Inc.
194,000 5.250%,  8/15/2029
f
176,524
Six Flags Theme Parks, Inc.
320,000 7.000%,  7/1/2025
f
332,400
Staples, Inc.
380,000 7.500%,  4/15/2026
f
362,900
344,000 10.750%,  4/15/2027
f,h
304,784
Station Casinos, LLC
383,000 4.625%,  12/1/2031
f
320,975
Take-Two Interactive Software, Inc.
279,000 3.300%,  3/28/2024 277,308
Tapestry, Inc.
150,000 3.050%,  3/15/2032 127,599
Target Corporation
147,000 2.350%,  2/15/2030 132,656
Tenneco, Inc.
550,000 5.000%,  7/15/2026
h
527,313
Toll Brothers Finance Corporation
220,000 4.350%,  2/15/2028 209,806
Toyota Motor Credit Corporation
197,000 1.900%,  4/6/2028 177,881
Travel + Leisure Company
435,000 6.625%,  7/31/2026
f
445,344
TripAdvisor, Inc., Convertible
61,000 0.250%,  4/1/2026 50,325
Principal
Amount Long-Term Fixed Income (69.0%) Value
Consumer Cyclical (6.3%) - continued
Uber Technologies, Inc.
$ 470,000 6.250%,  1/15/2028
f,h
$ 465,300
Vail Resorts, Inc., Convertible
62,000 Zero Coupon,  1/1/2026 58,319
Volkswagen Group of America
Finance, LLC
275,000 4.250%,  11/13/2023
f
278,307
68,000 3.350%,  5/13/2025
f
66,932
Wabash National Corporation
500,000 4.500%,  10/15/2028
f
418,500
Wyndham Hotels & Resorts, Inc.
245,000 4.375%,  8/15/2028
f
228,350
Yum! Brands, Inc.
665,000 4.750%,  1/15/2030
f
632,581
ZF North America Capital, Inc.
350,000 4.750%,  4/29/2025
f
342,115
Total 44,228,946
Consumer Non-Cyclical (5.3%)
AbbVie, Inc.
117,000 2.900%,  11/6/2022 117,311
126,000 2.800%,  3/15/2023 126,106
555,000 3.600%,  5/14/2025 551,373
Agilent Technologies, Inc.
171,000 2.300%,  3/12/2031 143,587
Albertson's Companies, Inc.
664,000 3.500%,  3/15/2029
f
559,354
Altria Group, Inc.
182,000 4.400%,  2/14/2026 183,986
147,000 4.800%,  2/14/2029 145,595
Anheuser-Busch InBev Worldwide,
Inc.
278,000 4.000%,  4/13/2028 276,660
295,000 4.750%,  1/23/2029 303,591
Anthem, Inc.
220,000 2.550%,  3/15/2031 193,260
AstraZeneca Finance, LLC
299,000 1.750%,  5/28/2028 266,553
AstraZeneca plc
297,000 0.700%,  4/8/2026 265,601
BAT Capital Corporation
178,000 3.222%,  8/15/2024 175,526
BAT International Finance plc
135,000 1.668%,  3/25/2026 121,100
Bausch Health Companies, Inc.
2,349,000 5.000%,  1/30/2028
f
1,732,787
880,000 5.000%,  2/15/2029
f
618,864
Baxter International, Inc.
150,000 2.539%,  2/1/2032
f
127,814
Becton, Dickinson and Company
221,000 2.823%,  5/20/2030 197,725
Bio-Rad Laboratories, Inc.
204,000 3.300%,  3/15/2027 195,276
Boston Scientific Corporation
79,000 3.450%,  3/1/2024 79,081
Bristol-Myers Squibb Company
205,000 2.950%,  3/15/2032 188,362
Bunge, Ltd. Finance Corporation
292,000 2.750%,  5/14/2031 252,330

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Consumer Non-Cyclical (5.3%) - continued
Cargill, Inc.
$ 211,000 3.625%,  4/22/2027
f
$ 209,404
145,000 2.125%,  11/10/2031
f
123,150
Centene Corporation
1,010,000 4.250%,  12/15/2027 979,700
189,000 4.625%,  12/15/2029 183,051
939,000 3.000%,  10/15/2030 816,930
Central Garden & Pet Company
565,000 4.125%,  10/15/2030 488,403
Community Health Systems, Inc.
555,000 5.625%,  3/15/2027
f
529,050
117,000 8.000%,  12/15/2027
f
121,207
260,000 6.000%,  1/15/2029
f
245,749
625,000 6.875%,  4/15/2029
f,h
548,137
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 119,480
Constellation Brands, Inc.
295,000 3.150%,  8/1/2029 270,683
Coty, Inc.
391,000 5.000%,  4/15/2026
f
371,391
CVS Health Corporation
117,000 4.100%,  3/25/2025 118,605
115,000 4.300%,  3/25/2028 115,510
DaVita, Inc.
606,000 4.625%,  6/1/2030
f
527,220
Diageo Capital plc
121,000 1.375%,  9/29/2025 113,394
Edgewell Personal Care Company
340,000 5.500%,  6/1/2028
f
328,950
Embecta Corporation
155,000 6.750%,  2/15/2030
f
150,350
Encompass Health Corporation
860,000 4.500%,  2/1/2028 795,096
Endo Finance, LLC
220,000 9.500%,  7/31/2027
f,h
173,598
Energizer Holdings, Inc.
105,000 4.750%,  6/15/2028
f
92,318
435,000 4.375%,  3/31/2029
f
362,220
Estee Lauder Companies, Inc.
123,000 1.950%,  3/15/2031 105,181
General Mills, Inc.
123,000 4.200%,  4/17/2028 123,910
Gilead Sciences, Inc.
220,000 2.950%,  3/1/2027 210,355
HCA, Inc.
1,560,000 5.375%,  2/1/2025 1,604,850
299,000 5.875%,  2/1/2029 311,452
HFC Prestige Products, Inc.
468,000 4.750%,  1/15/2029
f
416,520
HLF Financing SARL, LLC
1,016,000 4.875%,  6/1/2029
f
817,799
Humana, Inc.
146,000 2.150%,  2/3/2032 120,173
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
f
124,423
Jazz Investments I, Ltd.,
Convertible
288,000 2.000%,  6/15/2026 351,540
JBS Finance Luxembourg SARL
248,000 2.500%,  1/15/2027
f
222,580
Principal
Amount Long-Term Fixed Income (69.0%) Value
Consumer Non-Cyclical (5.3%) - continued
$ 173,000 3.625%,  1/15/2032
f
$ 147,647
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
505,000 6.500%,  4/15/2029
f
522,675
Kraft Foods Group, Inc.
269,000 5.000%,  6/4/2042 258,755
Kraft Heinz Foods Company
352,000 3.875%,  5/15/2027 344,213
474,000 3.750%,  4/1/2030 450,279
Kroger Company
124,000 4.500%,  1/15/2029 126,171
Mattel, Inc.
965,000 3.375%,  4/1/2026
f
938,462
McKesson Corporation
136,000 0.900%,  12/3/2025 123,237
178,000 1.300%,  8/15/2026 159,827
Molina Healthcare, Inc.
590,000 4.375%,  6/15/2028
f
551,438
Mozart Debt Merger Sub, Inc.
449,000 3.875%,  4/1/2029
f
392,318
419,000 5.250%,  10/1/2029
f,h
364,530
Mylan, Inc.
127,000 4.200%,  11/29/2023 128,062
Newell Brands, Inc.
374,000 4.450%,  4/1/2026 370,799
Ortho-Clinical Diagnostics, Inc.
470,000 7.250%,  2/1/2028
f
474,700
Owens & Minor, Inc.
334,000 6.625%,  4/1/2030
f
326,949
Par Pharmaceutical, Inc.
490,000 7.500%,  4/1/2027
f
447,066
PepsiCo, Inc.
278,000 1.950%,  10/21/2031 238,544
Philip Morris International, Inc.
228,000 1.500%,  5/1/2025 214,160
Pilgrim's Pride Corporation
416,000 3.500%,  3/1/2032
f
351,520
Post Holdings, Inc.
190,000 5.750%,  3/1/2027
f
187,387
184,000 5.625%,  1/15/2028
f
173,972
196,000 5.500%,  12/15/2029
f
178,360
388,000 4.500%,  9/15/2031
f
322,661
Prime Security Services Borrower,
LLC/Prime Finance Inc.
1,320,000 5.750%,  4/15/2026
f
1,265,550
QBE Insurance Group, Ltd.
156,000 5.875%,  5/12/2025
b,f,i
156,780
Roche Holdings, Inc.
200,000 2.076%,  12/13/2031
f
172,322
Royalty Pharma plc
343,000 1.200%,  9/2/2025 311,415
Scotts Miracle-Gro Company
575,000 4.500%,  10/15/2029 504,562
SEG Holding, LLC
670,000 5.625%,  10/15/2028
f
653,843
Simmons Foods, Inc.
801,000 4.625%,  3/1/2029
f
722,798
Spectrum Brands, Inc.
335,000 5.000%,  10/1/2029
f
311,550

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Consumer Non-Cyclical (5.3%) - continued
$ 205,000 5.500%,  7/15/2030
f
$ 190,774
Stryker Corporation
244,000 3.650%,  3/7/2028 239,491
Syneos Health, Inc.
505,000 3.625%,  1/15/2029
f
446,748
Sysco Corporation
128,000 5.950%,  4/1/2030 139,479
Takeda Pharmaceutical Company,
Ltd.
275,000 2.050%,  3/31/2030 231,031
Teleflex, Inc.
480,000 4.625%,  11/15/2027 470,400
223,000 4.250%,  6/1/2028
f
210,177
Tenet Healthcare Corporation
152,000 4.625%,  7/15/2024 151,587
334,000 6.250%,  2/1/2027
f
331,495
1,415,000 5.125%,  11/1/2027
f
1,373,915
185,000 6.125%,  10/1/2028
f
177,591
Teva Pharmaceutical Finance
Netherlands III BV
495,000 3.150%,  10/1/2026 424,472
Thermo Fisher Scientific, Inc.
146,000 1.750%,  10/15/2028 128,662
TreeHouse Foods, Inc.
534,000 4.000%,  9/1/2028 435,114
United Natural Foods, Inc.
298,000 6.750%,  10/15/2028
f
298,218
UnitedHealth Group, Inc.
369,000 3.850%,  6/15/2028 369,443
Winnebago Industries, Inc.,
Convertible
105,000 1.500%,  4/1/2025 112,192
Zoetis, Inc.
189,000 3.250%,  2/1/2023 189,702
329,000 3.900%,  8/20/2028 327,033
Total 37,154,297
Energy (4.6%)
Antero Resources Corporation
650,000 5.375%,  3/1/2030
f
635,108
Archrock Partners, LP/Archrock
Partners Finance Corporation
585,000 6.250%,  4/1/2028
f
567,450
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
268,000 6.625%,  7/15/2026
f
268,335
BP Capital Markets America, Inc.
381,000 4.234%,  11/6/2028 382,581
BP Capital Markets plc
231,000 4.875%,  3/22/2030
b,i
221,460
Buckeye Partners, LP
460,000 3.950%,  12/1/2026 434,700
Callon Petroleum Company
381,000 8.250%,  7/15/2025 381,952
Canadian Natural Resources, Ltd.
321,000 2.050%,  7/15/2025 302,257
Cenovus Energy, Inc.
473,000 5.375%,  7/15/2025 490,529
Cheniere Corpus Christi Holdings,
LLC
241,000 5.875%,  3/31/2025 250,195
Principal
Amount Long-Term Fixed Income (69.0%) Value
Energy (4.6%) - continued
Cheniere Energy Partners, LP
$ 401,000 4.500%,  10/1/2029 $ 383,957
325,000 3.250%,  1/31/2032
f
277,875
Cheniere Energy, Inc.
364,000 4.625%,  10/15/2028 352,170
Chesapeake Energy Corporation
340,000 6.750%,  4/15/2029
f
342,125
CNX Resources Corporation
330,000 6.000%,  1/15/2029
f
325,568
CNX Resources Corporation,
Convertible
230,000 2.250%,  5/1/2026 398,015
Comstock Resources, Inc.
235,000 6.750%,  3/1/2029
f
237,627
330,000 5.875%,  1/15/2030
f
317,562
Continental Resources, Inc.
220,000 4.375%,  1/15/2028 214,438
144,000 5.750%,  1/15/2031
f
147,217
Coterra Energy, Inc.
225,000 4.375%,  6/1/2024
f
226,573
CrownRock Finance, Inc.
467,000 5.625%,  10/15/2025
f
467,000
Devon Energy Corporation
266,000 4.500%,  1/15/2030 259,859
Diamondback Energy, Inc.
74,000 3.125%,  3/24/2031 66,036
DT Midstream, Inc.
645,000 4.125%,  6/15/2029
f
586,950
130,000 4.375%,  6/15/2031
f
116,464
Enbridge, Inc.
196,000 2.150%,  2/16/2024 191,543
147,000 3.700%,  7/15/2027 143,716
459,000 6.250%,  3/1/2078
b
462,898
Endeavor Energy Resources, LP
330,000 5.750%,  1/30/2028
f
330,851
Energy Transfer, LP
139,000 4.200%,  9/15/2023 140,367
408,000 5.875%,  1/15/2024 420,362
100,000 6.750%,  5/15/2025
b,i
96,125
164,000 6.500%,  11/15/2026
b,i
155,818
221,000 3.750%,  5/15/2030 203,609
EnLink Midstream Partners, LP
680,000 4.850%,  7/15/2026 661,300
Enterprise Products Operating,
LLC
148,000 4.150%,  10/16/2028 147,649
355,000 4.875%,  8/16/2077
b
317,736
EQT Corporation
139,000 6.625%,  2/1/2025 144,670
130,000 3.125%,  5/15/2026
f
122,561
455,000 3.900%,  10/1/2027 435,649
EQT Corporation, Convertible
143,000 1.750%,  5/1/2026 389,317
Equinor ASA
139,000 2.875%,  4/6/2025 136,894
Exxon Mobil Corporation
198,000 2.992%,  3/19/2025 196,037
Ferrellgas, LP
331,000 5.375%,  4/1/2026
f
299,555
Genesis Energy, LP
195,000 6.500%,  10/1/2025 185,250

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Energy (4.6%) - continued
$ 190,000 8.000%,  1/15/2027 $ 186,341
Halliburton Company
147,000 2.920%,  3/1/2030 132,919
Harvest Midstream, LP
785,000 7.500%,  9/1/2028
f
796,508
Hess Corporation
82,000 3.500%,  7/15/2024 81,467
Hess Midstream Operations, LP
415,000 5.625%,  2/15/2026
f
415,000
234,000 5.500%,  10/15/2030
f
230,558
Hilcorp Energy I, LP/Hilcorp
Finance Company
470,000 5.750%,  2/1/2029
f
460,600
564,000 6.250%,  4/15/2032
f
549,508
Holly Energy Partners, LP/Holly
Energy Finance Corporation
286,000 6.375%,  4/15/2027
f
291,720
ITT Holdings, LLC
475,000 6.500%,  8/1/2029
f
420,375
Kinder Morgan Energy Partners,
LP
223,000 3.450%,  2/15/2023 224,080
Laredo Petroleum, Inc.
785,000 7.750%,  7/31/2029
f,h
769,300
Marathon Oil Corporation
148,000 4.400%,  7/15/2027 147,771
Marathon Petroleum Corporation
364,000 4.700%,  5/1/2025 369,421
MPLX, LP
270,000 6.875%,  2/15/2023
b,i
264,330
370,000 1.750%,  3/1/2026 337,914
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 347,375
Nabors Industries, Ltd.
555,000 7.250%,  1/15/2026
f
542,396
National Fuel Gas Company
296,000 5.500%,  1/15/2026 305,215
NuStar Logistics, LP
515,000 5.750%,  10/1/2025 512,425
Oasis Petroleum, Inc.
360,000 6.375%,  6/1/2026
f
361,750
Occidental Petroleum Corporation
145,000 8.500%,  7/15/2027 163,487
280,000 6.450%,  9/15/2036 303,800
ONEOK, Inc.
222,000 2.200%,  9/15/2025 208,252
Ovintiv Exploration, Inc.
265,000 5.625%,  7/1/2024 275,391
147,000 5.375%,  1/1/2026 152,360
PBF Holding Company, LLC
225,000 9.250%,  5/15/2025
f
233,255
Pioneer Natural Resources
Company
184,000 1.900%,  8/15/2030 152,788
Pioneer Natural Resources
Company, Convertible
137,000 0.250%,  5/15/2025 301,537
Plains All American Pipeline, LP
41,000 6.125%,  11/15/2022
b,i
34,133
314,000 4.650%,  10/15/2025 317,087
Principal
Amount Long-Term Fixed Income (69.0%) Value
Energy (4.6%) - continued
Precision Drilling Corporation
$ 420,000 6.875%,  1/15/2029
f
$ 407,497
Range Resources Corporation
571,000 4.750%,  2/15/2030
f
544,657
Sabine Pass Liquefaction, LLC
221,000 4.200%,  3/15/2028 216,730
Schlumberger Finance Canada,
Ltd.
104,000 1.400%,  9/17/2025 97,567
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
f
91,737
SM Energy Company
420,000 6.625%,  1/15/2027 417,850
200,000 6.500%,  7/15/2028 197,170
Southwestern Energy Company
260,000 5.375%,  2/1/2029 256,828
382,000 5.375%,  3/15/2030 377,168
250,000 4.750%,  2/1/2032 236,408
Suncor Energy, Inc.
135,000 3.100%,  5/15/2025 132,426
Sunoco, LP
495,000 5.875%,  3/15/2028 487,575
337,000 4.500%,  4/30/2030
f
304,095
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
820,000 5.500%,  1/15/2028
f
764,371
Targa Resources Partners, LP
355,000 4.875%,  2/1/2031 341,244
Teine Energy, Ltd.
320,000 6.875%,  4/15/2029
f
318,400
Transocean Proteus, Ltd.
130,000 6.250%,  12/1/2024
f
127,725
Transocean, Inc.
355,000 11.500%,  1/30/2027
f
353,133
USA Compression Partners, LP
449,000 6.875%,  4/1/2026 440,020
Valero Energy Corporation
281,000 2.800%,  12/1/2031 242,913
Venture Global Calcasieu Pass,
LLC
640,000 3.875%,  8/15/2029
f
584,000
250,000 4.125%,  8/15/2031
f
226,875
W&T Offshore, Inc.
180,000 9.750%,  11/1/2023
f
178,776
Weatherford International, Ltd.
496,000 8.625%,  4/30/2030
f
490,971
Western Midstream Operating, LP
680,000 3.950%,  6/1/2025 655,877
230,000 5.500%,  8/15/2048 204,700
Williams Companies, Inc.
147,000 2.600%,  3/15/2031 127,342
Total 32,549,028
Financials (11.4%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
110,000 3.150%,  2/15/2024 107,345
220,000 6.500%,  7/15/2025 228,034
384,000 3.000%,  10/29/2028 333,750

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Financials (11.4%) - continued
Air Lease Corporation
$ 389,000 4.650%,  6/15/2026
b,i
$ 350,100
Aircastle, Ltd.
290,000 5.250%,  6/15/2026
b,f,i
258,141
147,000 2.850%,  1/26/2028
f
128,307
Alliant Holdings Intermediate, LLC
248,000 6.750%,  10/15/2027
f
234,516
Ally Financial, Inc.
217,000 5.750%,  11/20/2025 222,925
328,000 4.700%,  5/15/2026
b,i
283,228
167,000 4.700%,  5/15/2028
b,i
143,755
148,000 8.000%,  11/1/2031 176,063
Altice Financing SA
205,000 5.750%,  8/15/2029
f
172,715
American Express Company
124,000 3.400%,  2/22/2024 124,320
210,000 3.550%,  9/15/2026
b,i
180,883
206,000 2.550%,  3/4/2027 193,916
American Finance Trust, Inc.
374,000 4.500%,  9/30/2028
f
318,439
American Homes 4 Rent, LP
156,000 2.375%,  7/15/2031 128,946
AmWINS Group, Inc.
280,000 4.875%,  6/30/2029
f
256,292
Ares Capital Corporation
70,000 4.250%,  3/1/2025 68,924
366,000 3.875%,  1/15/2026 351,371
Ares Capital Corporation,
Convertible
145,000 4.625%,  3/1/2024 159,688
Australia and New Zealand
Banking Group, Ltd.
338,000 2.950%,  7/22/2030
b,f
320,984
Aviation Capital Group, LLC
216,000 5.500%,  12/15/2024
f
219,237
142,000 4.875%,  10/1/2025
f
141,836
Avolon Holdings Funding, Ltd.
309,000 4.250%,  4/15/2026
f
296,298
BAC Capital Trust XIV
138,000
4.000%,  (LIBOR 3M +
0.400%), 5/18/2022
b,i
114,192
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
f
89,175
Banco Santander SA
230,000 4.750%,  11/12/2026
b,h,i
203,163
200,000 4.175%,  3/24/2028
b
194,028
Bank of America Corporation
237,000 3.004%,  12/20/2023
b
236,444
373,000 3.550%,  3/5/2024
b
373,238
350,000 3.864%,  7/23/2024
b
350,816
285,000 4.200%,  8/26/2024 287,617
711,000 6.250%,  9/5/2024
b,i
719,745
124,000 3.458%,  3/15/2025
b
122,842
150,000 6.100%,  3/17/2025
b,i
151,583
339,000 1.319%,  6/19/2026
b
310,639
230,000 4.375%,  1/27/2027
b,i
203,550
230,000 6.125%,  4/27/2027
b,i
230,000
218,000 1.734%,  7/22/2027
b
195,630
356,000 5.875%,  3/15/2028
b,i
340,799
283,000 4.376%,  4/27/2028
b
282,471
442,000 3.593%,  7/21/2028
b
424,769
Principal
Amount Long-Term Fixed Income (69.0%) Value
Financials (11.4%) - continued
$ 589,000 3.974%,  2/7/2030
b
$ 568,589
295,000 2.687%,  4/22/2032
b
253,077
216,000 2.572%,  10/20/2032
b
182,476
275,000 2.972%,  2/4/2033
b
239,292
140,000 3.846%,  3/8/2037
b
124,572
Bank of Montreal
140,000 3.088%,  1/10/2037
b
117,673
Bank of New York Mellon
Corporation
78,000 4.700%,  9/20/2025
b,i
77,805
Bank of Nova Scotia
344,000 4.900%,  6/4/2025
b,i
337,519
148,000 1.050%,  3/2/2026 133,103
Barclays plc
299,000 4.338%,  5/16/2024
b
301,351
152,000 8.000%,  6/15/2024
b,i
156,655
136,000 4.375%,  9/11/2024 136,606
162,000 2.852%,  5/7/2026
b
155,469
200,000 4.375%,  3/15/2028
b,i
166,750
223,000 4.972%,  5/16/2029
b
223,813
Berkshire Hathaway Finance
Corporation
138,000 2.875%,  3/15/2032 124,903
Blackstone Private Credit Fund
212,000 4.000%,  1/15/2029
f
189,948
BNP Paribas SA
210,000 6.625%,  3/25/2024
b,f,i
211,541
199,000 2.819%,  11/19/2025
b,f
191,540
200,000 3.132%,  1/20/2033
b,f
171,548
Boston Properties, LP
147,000 2.550%,  4/1/2032 123,111
BPCE SA
133,000 2.375%,  1/14/2025
f
127,150
Brixmor Operating Partnership, LP
245,000 2.250%,  4/1/2028 215,679
Canadian Imperial Bank of
Commerce
137,000 3.600%,  4/7/2032 126,891
Canpack SA/Canpack US LLC
790,000 3.125%,  11/1/2025
f
730,466
Capital One Bank USA NA
189,000 3.375%,  2/15/2023 190,080
199,000 2.280%,  1/28/2026
b
190,243
Capital One Financial Corporation
82,000 3.950%,  9/1/2026
b,i
71,135
206,000 3.273%,  3/1/2030
b
187,274
Cascades USA, Inc.
325,000 5.125%,  1/15/2026
f,h
316,062
Charles Schwab Corporation
328,000 5.375%,  6/1/2025
b,i
330,483
328,000 4.000%,  6/1/2026
b,i
297,414
200,000 2.000%,  3/20/2028 180,498
360,000 4.000%,  12/1/2030
b,i
305,143
141,000 2.900%,  3/3/2032 126,156
Chobani, LLC
273,000 7.500%,  4/15/2025
f
255,946
484,000 4.625%,  11/15/2028
f
435,600
Citigroup, Inc.
300,000 5.950%,  1/30/2023
b,i
300,000
276,000 5.000%,  9/12/2024
b,i
261,165
373,000 3.352%,  4/24/2025
b
367,087
138,000 5.950%,  5/15/2025
b,i
134,895

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Financials (11.4%) - continued
$ 332,000 5.500%,  9/13/2025 $ 346,255
150,000 4.000%,  12/10/2025
b,i
136,125
495,000 3.875%,  2/18/2026
b,i
447,143
170,000 4.150%,  11/15/2026
b,i
150,382
522,000 1.122%,  1/28/2027
b
465,912
292,000 1.462%,  6/9/2027
b
259,903
285,000 3.070%,  2/24/2028
b
267,733
589,000 4.075%,  4/23/2029
b
570,798
Citizens Financial Group, Inc.
162,000 4.000%,  10/6/2026
b,i
143,775
CNA Financial Corporation
145,000 3.950%,  5/15/2024 145,893
Coinbase Global, Inc.
248,000 3.375%,  10/1/2028
f
192,555
248,000 3.625%,  10/1/2031
f
183,205
Coinbase Global, Inc., Convertible
441,000 0.500%,  6/1/2026
f
353,020
Comerica, Inc.
78,000 5.625%,  7/1/2025
b,i
79,365
Commerzbank AG
301,000 8.125%,  9/19/2023
f
313,280
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
f
148,095
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
b,f
124,460
Corebridge Financial, Inc.
208,000 3.850%,  4/5/2029
f
198,586
136,000 3.900%,  4/5/2032
f
127,641
Corporate Office Properties, LP
292,000 2.250%,  3/15/2026 270,825
Credit Acceptance Corporation
640,000 5.125%,  12/31/2024
*
632,326
Credit Agricole SA
156,000 8.125%,  12/23/2025
b,f,i
167,700
200,000 4.750%,  3/23/2029
b,f,i
172,250
147,000 3.250%,  1/14/2030
f
129,696
Credit Suisse Group AG
198,000 6.500%,  8/8/2023
f
202,950
167,000 7.500%,  12/11/2023
b,f,i
167,115
122,000 2.593%,  9/11/2025
b,f
116,359
83,000 7.250%,  9/12/2025
b,f,i
80,942
250,000 2.193%,  6/5/2026
b,f
230,770
149,000 3.869%,  1/12/2029
b,f
139,171
Dai-ichi Life Insurance Company,
Ltd.
400,000 5.100%,  10/28/2024
b,f,h,i
408,000
Deutsche Bank AG
450,000 6.000%,  10/30/2025
b,i
418,500
502,000 2.129%,  11/24/2026
b
455,841
280,000 2.311%,  11/16/2027
b
247,593
209,000 3.742%,  1/7/2033
b
170,733
Discover Bank
295,000 4.682%,  8/9/2028
b
296,907
Drawbridge Special Opportunities
Fund, LP
660,000 3.875%,  2/15/2026
f
622,863
EPR Properties
218,000 3.600%,  11/15/2031 184,665
Fidelity National Financial, Inc.
184,000 5.500%,  9/1/2022 185,941
Principal
Amount Long-Term Fixed Income (69.0%) Value
Financials (11.4%) - continued
Fifth Third Bancorp
$ 148,000 4.500%,  9/30/2025
b,h,i
$ 143,548
Fifth Third Bank NA
148,000 3.850%,  3/15/2026 147,533
First Horizon Bank
220,000 5.750%,  5/1/2030 236,034
First Horizon National Corporation
163,000 3.550%,  5/26/2023 163,147
First-Citizens Bank & Trust
Company
291,000 6.125%,  3/9/2028 311,660
Five Corners Funding Trust
275,000 4.419%,  11/15/2023
f
278,568
FNB Corporation
268,000 2.200%,  2/24/2023 265,653
Fortress Transportation and
Infrastructure Investors, LLC
265,000 6.500%,  10/1/2025
f
252,413
166,000 9.750%,  8/1/2027
f
169,363
410,000 5.500%,  5/1/2028
f
353,625
FS KKR Capital Corporation
146,000 3.400%,  1/15/2026 137,324
146,000 2.625%,  1/15/2027 130,869
FTI Consulting, Inc., Convertible
126,000 2.000%,  8/15/2023 199,760
Genworth Mortgage Holdings, Inc.
253,000 6.500%,  8/15/2025
f
251,705
Global Net Lease, Inc.
620,000 3.750%,  12/15/2027
f
556,580
Goldman Sachs Group, Inc.
274,000 0.627%,  11/17/2023
b
269,796
248,000 3.625%,  2/20/2024 248,461
370,000 5.500%,  8/10/2024
b,i
370,292
250,000 4.400%,  2/10/2025
b,i
233,750
141,000 3.500%,  4/1/2025 138,870
203,000 4.250%,  10/21/2025 202,947
206,000 0.855%,  2/12/2026
b
188,073
250,000 3.650%,  8/10/2026
b,i
216,875
170,000 4.125%,  11/10/2026
b,i
152,460
429,000 1.948%,  10/21/2027
b
385,271
141,000 2.640%,  2/24/2028
b
129,568
294,000 3.814%,  4/23/2029
b
282,045
148,000 3.800%,  3/15/2030 139,804
148,000 2.615%,  4/22/2032
b
125,183
146,000 2.383%,  7/21/2032
b
120,661
Hartford Financial Services Group,
Inc.
148,000 2.800%,  8/19/2029 133,598
216,000
2.631%,  (LIBOR 3M +
2.125%), 2/12/2047
b,f
189,771
HSBC Holdings plc
225,000 3.803%,  3/11/2025
b
223,779
82,000 6.375%,  3/30/2025
b,i
82,351
148,000 2.633%,  11/7/2025
b
142,439
162,000 1.645%,  4/18/2026
b
150,150
164,000 1.589%,  5/24/2027
b
145,749
260,000 2.251%,  11/22/2027
b
235,185
136,000 6.500%,  3/23/2028
b,i
132,686
413,000 4.583%,  6/19/2029
b
405,081
202,000 4.600%,  12/17/2030
b,i
171,195
176,000 2.804%,  5/24/2032
b
148,248
250,000 6.500%,  9/15/2037 278,672

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Financials (11.4%) - continued
HUB International, Ltd.
$ 181,000 7.000%,  5/1/2026
f
$ 179,402
327,000 5.625%,  12/1/2029
f
300,023
Huntington Bancshares, Inc.
226,000 4.450%,  10/15/2027
b,i
216,414
Icahn Enterprises, LP
458,000 4.750%,  9/15/2024 446,550
405,000 6.375%,  12/15/2025 401,963
690,000 5.250%,  5/15/2027 644,577
ING Groep NV
292,000 1.726%,  4/1/2027
b
262,713
Invitation Homes Operating
Partnership, LP
223,000 2.000%,  8/15/2031 178,539
Iron Mountain, Inc.
425,000 4.875%,  9/15/2027
f
405,875
iStar, Inc.
545,000 4.250%,  8/1/2025 519,456
iStar, Inc., Convertible
124,000 3.125%,  9/15/2022 152,458
J.P. Morgan Chase & Company
164,000 5.150%,  5/1/2023
b,i
161,540
150,000 6.000%,  8/1/2023
b,i
150,375
156,000 6.750%,  2/1/2024
b,i
158,743
208,000 1.514%,  6/1/2024
b
204,694
766,000 5.000%,  8/1/2024
b,i
725,938
259,000 3.875%,  9/10/2024 259,878
560,000 4.023%,  12/5/2024
b
562,532
244,000 4.600%,  2/1/2025
b,i
225,529
145,000 2.083%,  4/22/2026
b
136,362
185,000 3.650%,  6/1/2026
b,i
166,038
471,000 1.045%,  11/19/2026
b
423,328
294,000 1.578%,  4/22/2027
b
265,958
265,000 2.947%,  2/24/2028
b
249,468
442,000 4.005%,  4/23/2029
b
431,126
146,000 2.069%,  6/1/2029
b
127,752
589,000 4.493%,  3/24/2031
b
587,037
141,000 2.963%,  1/25/2033
b
124,048
Jefferies Finance, LLC
585,000 5.000%,  8/15/2028
f
532,356
KeyBank NA
221,000 3.900%,  4/13/2029 212,072
Kilroy Realty, LP
291,000 4.375%,  10/1/2025 294,901
KKR Real Estate Finance Trust,
Inc., Convertible
46,000 6.125%,  5/15/2023 46,144
Life Storage, LP
144,000 2.400%,  10/15/2031 118,825
Lincoln National Corporation
135,000
2.826%,  (LIBOR 3M +
2.358%), 5/17/2022
b
113,738
148,000 3.800%,  3/1/2028 145,897
Lloyds Banking Group plc
225,000 3.900%,  3/12/2024 225,335
152,000 7.500%,  6/27/2024
b,i
155,040
296,000 1.627%,  5/11/2027
b
265,119
235,000 3.369%,  12/14/2046
b
175,580
LPL Holdings, Inc.
360,000 4.000%,  3/15/2029
f
327,600
Principal
Amount Long-Term Fixed Income (69.0%) Value
Financials (11.4%) - continued
M&T Bank Corporation
$ 200,000 3.500%,  9/1/2026
b,i
$ 168,003
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
b,f
257,962
Marsh & McLennan Companies,
Inc.
151,000 2.375%,  12/15/2031 130,481
MetLife, Inc.
200,000 3.850%,  9/15/2025
b,i
190,460
375,000 5.875%,  3/15/2028
b,i
370,824
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 294,166
Mitsubishi UFJ Financial Group,
Inc.
221,000 3.455%,  3/2/2023 222,469
124,000 3.407%,  3/7/2024 123,816
162,000 1.412%,  7/17/2025 149,387
290,000 1.538%,  7/20/2027
b
259,210
221,000 3.741%,  3/7/2029 212,390
Mizuho Financial Group, Inc.
216,000 1.554%,  7/9/2027
b
192,942
288,000 2.564%,  9/13/2031 238,586
Morgan Stanley
247,000 4.100%,  5/22/2023 249,720
136,000 0.560%,  11/10/2023
b
134,133
124,000 2.720%,  7/22/2025
b
120,561
291,000 1.164%,  10/21/2025
b
271,601
95,000 5.000%,  11/24/2025 97,521
100,000 2.630%,  2/18/2026
b
96,265
294,000 2.188%,  4/28/2026
b
277,276
251,000 0.985%,  12/10/2026
b
224,041
294,000 1.593%,  5/4/2027
b
264,368
290,000 1.512%,  7/20/2027
b
258,160
442,000 3.622%,  4/1/2031
b
413,582
141,000 2.943%,  1/21/2033
b
122,912
MPT Operating Partnership, LP
370,000 5.250%,  8/1/2026 370,559
200,000 4.625%,  8/1/2029 184,806
National Retail Properties, Inc.
147,000 2.500%,  4/15/2030 128,732
Nationstar Mortgage Holdings,
Inc.
336,000 6.000%,  1/15/2027
f
325,920
NatWest Group plc
126,000 6.125%,  12/15/2022 128,209
126,000 6.100%,  6/10/2023 129,165
206,000 4.269%,  3/22/2025
b
206,054
147,000 4.892%,  5/18/2029
b
146,309
220,000 3.754%,  11/1/2029
b
214,867
200,000 4.600%,  6/28/2031
b,i
167,545
Navient Corporation
340,000 5.500%,  1/25/2023 341,700
106,000 6.750%,  6/25/2025 105,735
140,000 5.000%,  3/15/2027 127,440
Nippon Life Insurance Company
400,000 2.900%,  9/16/2051
b,f
343,834
415,000 5.100%,  10/16/2044
b,f
417,075
287,000 3.400%,  1/23/2050
b,f
261,529
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 189,756
Omega Healthcare Investors, Inc.
150,000 4.750%,  1/15/2028 144,590

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Financials (11.4%) - continued
$ 147,000 3.375%,  2/1/2031 $ 123,055
OneMain Finance Corporation
235,000 6.875%,  3/15/2025 236,175
380,000 7.125%,  3/15/2026 384,750
200,000 3.500%,  1/15/2027 175,704
440,000 6.625%,  1/15/2028 434,584
Owl Rock Capital Corporation
146,000 4.250%,  1/15/2026 140,940
Owl Rock Core Income
Corporation
209,000 4.700%,  2/8/2027
f
197,112
Owl Rock Technology Finance
Corporation
73,000 4.750%,  12/15/2025
f
70,752
221,000 3.750%,  6/17/2026
f
206,130
Park Intermediate Holdings, LLC
155,000 4.875%,  5/15/2029
f
141,979
PayPal Holdings, Inc.
149,000 2.850%,  10/1/2029 136,425
Pebblebrook Hotel Trust,
Convertible
208,000 1.750%,  12/15/2026 235,352
PennyMac Financial Services, Inc.
395,000 4.250%,  2/15/2029
f
317,552
Pine Street Trust I
148,000 4.572%,  2/15/2029
f
147,569
Playtika Holding Corporation
419,000 4.250%,  3/15/2029
f
377,502
PNC Bank NA
148,000 2.700%,  10/22/2029 132,744
PNC Financial Services Group,
Inc.
200,000 3.400%,  9/15/2026
b,i
172,000
PRA Group, Inc.
249,000 7.375%,  9/1/2025
f
257,640
Principal Life Global Funding II
218,000 1.250%,  8/16/2026
f
195,342
Provident Financing Trust I
78,000 7.405%,  3/15/2038 89,018
Prudential Financial, Inc.
141,000 5.125%,  3/1/2052
b
137,123
340,000 5.625%,  6/15/2043
b
339,956
435,000 5.200%,  3/15/2044
b
423,038
75,000 3.700%,  10/1/2050
b
65,683
Radian Group, Inc.
340,000 4.875%,  3/15/2027 328,107
Realty Income Corporation
147,000 4.875%,  6/1/2026 151,972
173,000 3.950%,  8/15/2027 171,701
Regions Financial Corporation
156,000 5.750%,  6/15/2025
b,i
159,120
Reinsurance Group of America,
Inc.
175,000 4.700%,  9/15/2023 177,895
Rocket Mortgage Co-Issuer, Inc.
390,000 3.625%,  3/1/2029
f
333,450
Royal Bank of Canada
188,000 0.750%,  10/7/2024 176,417
Santander Holdings USA, Inc.
294,000 3.450%,  6/2/2025 288,610
137,000 2.490%,  1/6/2028
b
124,107
Principal
Amount Long-Term Fixed Income (69.0%) Value
Financials (11.4%) - continued
Santander UK Group Holdings plc
$ 286,000 1.673%,  6/14/2027
b
$ 253,794
221,000 3.823%,  11/3/2028
b
210,216
Service Properties Trust
381,000 4.650%,  3/15/2024 359,093
445,000 7.500%,  9/15/2025 444,168
195,000 4.750%,  10/1/2026 167,700
194,000 4.950%,  2/15/2027 168,115
265,000 5.500%,  12/15/2027 241,150
Simon Property Group, LP
192,000 2.000%,  9/13/2024 186,096
244,000 2.650%,  7/15/2030 214,670
Societe Generale SA
148,000 2.625%,  10/16/2024
f
143,256
156,000 8.000%,  9/29/2025
b,f,i
162,599
165,000 1.488%,  12/14/2026
b,f
146,549
Spirit Realty, LP
318,000 2.100%,  3/15/2028 276,816
Standard Chartered plc
203,000 1.319%,  10/14/2023
b,f
201,033
165,000 0.991%,  1/12/2025
b,f
156,641
225,000 6.000%,  7/26/2025
b,f,i
223,594
200,000 2.608%,  1/12/2028
b,f
180,810
Starwood Property Trust, Inc.,
Convertible
79,000 4.375%,  4/1/2023 78,901
Sumitomo Life Insurance Company
410,000 3.375%,  4/15/2081
b,f,h
377,200
Sumitomo Mitsui Financial Group,
Inc.
148,000 2.448%,  9/27/2024 143,714
200,000 2.174%,  1/14/2027 183,547
221,000 3.544%,  1/17/2028 213,009
221,000 2.142%,  9/23/2030 180,210
Sumitomo Mitsui Trust Bank, Ltd.
135,000 1.050%,  9/12/2025
f
123,074
Summit Hotel Properties, Inc.,
Convertible
114,000 1.500%,  2/15/2026 116,679
SVB Financial Group
340,000 4.000%,  5/15/2026
b,i
295,698
200,000 4.250%,  11/15/2026
b,i
173,125
Synchrony Financial
141,000 4.250%,  8/15/2024 140,852
296,000 3.700%,  8/4/2026 283,076
Truist Bank
147,000 2.250%,  3/11/2030 127,030
Truist Financial Corporation
351,000 4.950%,  9/1/2025
b,i
350,561
121,000 1.887%,  6/7/2029
b
105,979
185,000 5.100%,  3/1/2030
b,i
184,306
U.S. Bancorp
195,000 3.700%,  1/15/2027
b,i
166,583
UBS AG
265,000 5.125%,  5/15/2024 269,427
UBS Group AG
171,000 1.364%,  1/30/2027
b,f
153,426
200,000 4.875%,  2/12/2027
b,f,i
183,000
UDR, Inc.
296,000 3.000%,  8/15/2031 262,396

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Financials (11.4%) - continued
United Wholesale Mortgage, LLC
$ 455,000 5.500%,  4/15/2029
f
$ 377,500
USB Realty Corporation
376,000
2.191%,  (LIBOR 3M +
1.147%), 1/15/2027
b,f,i
306,628
Ventas Realty, LP
126,000 3.750%,  5/1/2024 126,228
VICI Properties, LP
282,000 4.750%,  2/15/2028 280,849
VICI Properties, LP/VICI Note
Company, Inc.
190,000 4.500%,  9/1/2026
f
188,100
560,000 4.625%,  6/15/2025
f
549,847
260,000 4.250%,  12/1/2026
f
246,384
369,000 5.750%,  2/1/2027
f
369,011
356,000 3.750%,  2/15/2027
f
328,303
405,000 4.625%,  12/1/2029
f
380,295
Wells Fargo & Company
252,000 4.125%,  8/15/2023 254,970
250,000 1.654%,  6/2/2024
b
245,743
245,000 2.406%,  10/30/2025
b
235,310
335,000 3.900%,  3/15/2026
b,i
305,671
346,000 2.188%,  4/30/2026
b
326,827
100,000
1.544%,  (LIBOR 3M +
0.500%), 1/15/2027
b
95,202
138,000 3.526%,  3/24/2028
b
132,462
294,000 3.584%,  5/22/2028
b
281,792
294,000 4.478%,  4/4/2031
b
292,806
Welltower, Inc.
146,000 2.050%,  1/15/2029 126,786
173,000 2.800%,  6/1/2031 153,009
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
b
207,774
Willis North America, Inc.
295,000 4.500%,  9/15/2028 294,112
Total 80,322,227
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
163,000 2.150%,  5/13/2025
f
156,588
Total 156,588
Mortgage-Backed Securities (11.7%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
10,549,000 2.000%,  5/1/2037
e
9,883,572
9,100,000 2.500%,  5/1/2037
e
8,707,207
750,000 3.000%,  5/1/2037
e
735,088
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,733,294 2.000%,  3/1/2051 3,304,752
13,360,000 2.000%,  5/1/2052
e
11,784,459
19,650,000 2.500%,  5/1/2052
e
17,925,127
17,325,000 3.000%,  5/1/2049
e
16,335,605
14,500,000 3.500%,  5/1/2049
e
14,061,601
Total 82,737,411
Principal
Amount Long-Term Fixed Income (69.0%) Value
Technology (2.7%)
Akamai Technologies, Inc.,
Convertible
$ 134,000 0.125%,  5/1/2025 $ 167,768
171,000 0.375%,  9/1/2027 188,100
Analog Devices, Inc.
72,000 2.100%,  10/1/2031 62,040
Apple, Inc.
381,000 2.200%,  9/11/2029 345,851
278,000 1.650%,  2/8/2031 234,623
Baidu, Inc.
168,000 3.075%,  4/7/2025 164,041
Black Knight InfoServ, LLC
540,000 3.625%,  9/1/2028
f
500,823
Block, Inc., Convertible
20,000 0.500%,  5/15/2023 28,300
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
294,000 3.125%,  1/15/2025 289,403
221,000 3.875%,  1/15/2027 215,551
Broadcom, Inc.
137,000 4.000%,  4/15/2029
f
130,585
CommScope Technologies
Finance, LLC
370,000 6.000%,  6/15/2025
f
323,750
CommScope, Inc.
380,000 7.125%,  7/1/2028
f,h
303,050
Dell International, LLC
84,000 5.450%,  6/15/2023 85,832
221,000 5.850%,  7/15/2025 232,012
99,000 5.300%,  10/1/2029 102,023
Fiserv, Inc.
237,000 2.750%,  7/1/2024 233,364
295,000 4.200%,  10/1/2028 290,463
Gartner, Inc.
575,000 3.625%,  6/15/2029
f
514,625
440,000 3.750%,  10/1/2030
f
392,392
Global Payments, Inc.
64,000 2.650%,  2/15/2025 61,759
147,000 3.200%,  8/15/2029 133,719
Hewlett Packard Enterprise
Company
127,000 2.250%,  4/1/2023 126,315
InterDigital, Inc., Convertible
47,000 2.000%,  6/1/2024 46,971
Intuit, Inc.
135,000 0.950%,  7/15/2025 125,050
Iron Mountain, Inc.
605,000 5.000%,  7/15/2028
f
573,135
440,000 4.875%,  9/15/2029
f
403,060
568,000 4.500%,  2/15/2031
f
486,702
Jabil, Inc.
141,000 4.250%,  5/15/2027
e
139,665
Lam Research Corporation
136,000 1.900%,  6/15/2030 116,205
Lumentum Holdings, Inc.,
Convertible
260,000 0.250%,  3/15/2024 368,550
Marvell Technology, Inc.
126,000 4.200%,  6/22/2023 127,169
147,000 2.950%,  4/15/2031 127,663

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Technology (2.7%) - continued
Micron Technology, Inc.
$ 275,000 4.975%,  2/6/2026 $ 281,735
Minerva Merger Sub, Inc.
469,000 6.500%,  2/15/2030
f
431,686
MSCI, Inc.
425,000 4.000%,  11/15/2029
f
391,446
NCR Corporation
1,010,000 6.125%,  9/1/2029
f
967,075
Nielsen Finance, LLC
310,000 4.500%,  7/15/2029
f
292,965
NortonLifeLock, Inc., Convertible
216,000 2.000%,  8/15/2022 267,192
NVIDIA Corporation
74,000 2.850%,  4/1/2030 68,901
NXP BV/NXP Funding, LLC
154,000 4.875%,  3/1/2024
f
156,951
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
70,000 2.700%,  5/1/2025
f
66,916
147,000 4.300%,  6/18/2029
f
143,281
Open Text Corporation
610,000 4.125%,  2/15/2030
f
541,375
Oracle Corporation
368,000 2.500%,  4/1/2025 350,935
367,000 2.950%,  4/1/2030 316,617
Panasonic Corporation
187,000 2.536%,  7/19/2022
f
186,850
Progress Software Corporation,
Convertible
30,000 1.000%,  4/15/2026 30,135
PTC, Inc.
215,000 3.625%,  2/15/2025
f
208,281
305,000 4.000%,  2/15/2028
f
282,677
Qorvo, Inc.
420,000 3.375%,  4/1/2031
f
351,784
Rackspace Technology Global,
Inc.
440,000 5.375%,  12/1/2028
f
358,481
Sabre GLBL, Inc., Convertible
43,000 4.000%,  4/15/2025 65,747
Salesforce.com, Inc.
146,000 1.950%,  7/15/2031 125,191
Seagate HDD Cayman
779,000 3.125%,  7/15/2029 657,998
670,000 3.375%,  7/15/2031 544,690
Sensata Technologies, Inc.
890,000 3.750%,  2/15/2031
f
752,531
Shift4 Payments, LLC
140,000 4.625%,  11/1/2026
f
134,050
SS&C Technologies, Inc.
1,095,000 5.500%,  9/30/2027
f
1,073,144
Switch, Ltd.
630,000 3.750%,  9/15/2028
f
590,625
Tencent Holdings, Ltd.
177,000 2.880%,  4/22/2031
f,h
154,378
Verint Systems, Inc., Convertible
62,000 0.250%,  4/15/2026 65,348
Viavi Solutions, Inc.
375,000 3.750%,  10/1/2029
f
337,399
Principal
Amount Long-Term Fixed Income (69.0%) Value
Technology (2.7%) - continued
Viavi Solutions, Inc., Convertible
$ 28,000 1.000%,  3/1/2024 $ 33,407
Vishay Intertechnology, Inc.,
Convertible
127,000 2.250%,  6/15/2025 123,901
VMware, Inc.
291,000 1.400%,  8/15/2026 260,832
189,000 2.200%,  8/15/2031 153,798
Ziff Davis, Inc., Convertible
400,000 1.750%,  11/1/2026
f
426,200
Total 18,835,081
Transportation (1.3%)
AerCap Holdings NV
164,000 5.875%,  10/10/2079
b
153,750
Air Canada
105,000 3.875%,  8/15/2026
f
97,091
Air Canada Pass Through Trust
33,075 3.875%,  3/15/2023
f
32,630
Air Lease Corporation
133,000 2.300%,  2/1/2025 126,415
48,000 3.375%,  7/1/2025 46,317
147,000 3.125%,  12/1/2030 126,959
Air Transport Services Group, Inc.,
Convertible
69,000 1.125%,  10/15/2024 78,529
American Airlines, Inc.
974,000 11.750%,  7/15/2025
f
1,120,100
885,000 5.500%,  4/20/2026
f
877,256
Aon Corporation/Aon Global
Holdings plc
151,000 2.600%,  12/2/2031 130,599
Avis Budget Car Rental, LLC
400,000 5.375%,  3/1/2029
f,h
375,000
Canadian Pacific Railway
Company
300,000 1.750%,  12/2/2026 275,293
150,000 2.450%,  12/2/2031 130,472
CSX Corporation
147,000 4.250%,  3/15/2029 147,835
Delta Air Lines, Inc.
199,000 7.000%,  5/1/2025
f
213,011
332,630 4.500%,  10/20/2025
f
330,379
85,000 7.375%,  1/15/2026 90,525
276,000 4.375%,  4/19/2028
h
258,264
Greenbrier Companies, Inc.,
Convertible
242,000 2.875%,  4/15/2028 245,993
Hawaiian Brand Intellectual
Property, Ltd.
95,000 5.750%,  1/20/2026
f
92,639
Hertz Corporation
327,000 4.625%,  12/1/2026
f
298,067
392,000 5.000%,  12/1/2029
f
343,000
JetBlue Airways Corporation,
Convertible
156,000 0.500%,  4/1/2026
f
126,844
Meritor, Inc., Convertible
214,000 3.250%,  10/15/2037 234,330
Mileage Plus Holdings, LLC
397,000 6.500%,  6/20/2027
f
404,932

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Transportation (1.3%) - continued
Penske Truck Leasing Company,
LP
$ 135,000 1.200%,  11/15/2025
f
$ 122,535
148,000 1.700%,  6/15/2026
f
134,213
Ryder System, Inc.
124,000 2.850%,  3/1/2027 117,015
Southwest Airlines Company
147,000 5.125%,  6/15/2027 152,386
158,000 2.625%,  2/10/2030 136,964
Southwest Airlines Company,
Convertible
238,000 1.250%,  5/1/2025 324,989
Union Pacific Corporation
170,000 3.750%,  7/15/2025 171,589
147,000 2.150%,  2/5/2027 137,576
United Airlines Pass Through Trust
160,000 3.700%,  12/1/2022 160,608
United Airlines, Inc.
638,000 4.375%,  4/15/2026
f
615,989
310,000 4.625%,  4/15/2029
f
284,425
VistaJet Malta Finance plc
411,000 6.375%,  2/1/2030
f
358,671
Total 9,073,190
Utilities (1.8%)
AES Corporation
239,000 3.950%,  7/15/2030
f
224,301
Algonquin Power & Utilities
Corporation
160,000 4.750%,  1/18/2082
b
146,315
Ameren Corporation
148,000 1.750%,  3/15/2028 131,656
American Electric Power
Company, Inc.
425,000 3.875%,  2/15/2062
b
380,818
212,000 2.031%,  3/15/2024 206,398
147,000 2.300%,  3/1/2030 126,235
Berkshire Hathaway Energy
Company
171,000 4.050%,  4/15/2025 173,201
Calpine Corporation
379,000 4.500%,  2/15/2028
f
350,848
CenterPoint Energy, Inc.
127,000 2.500%,  9/1/2024 123,503
182,000 1.450%,  6/1/2026 165,562
220,000 2.650%,  6/1/2031 192,757
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
175,000 5.500%,  6/15/2031
f
161,402
Dominion Energy, Inc.
126,000 3.071%,  8/15/2024 124,333
275,000 4.650%,  12/15/2024
b,i
262,625
225,000 4.350%,  1/15/2027
b,i
205,493
148,000 3.375%,  4/1/2030 137,041
Duke Energy Corporation
200,000 3.250%,  1/15/2082
b
170,124
82,000 4.875%,  9/16/2024
b,i
81,180
296,000 3.150%,  8/15/2027 284,395
147,000 2.450%,  6/1/2030 128,130
Edison International
183,000 4.950%,  4/15/2025 186,179
450,000 5.000%,  12/15/2026
b,i
407,306
Principal
Amount Long-Term Fixed Income (69.0%) Value
Utilities (1.8%) - continued
Enel Finance International NV
$ 286,000 1.375%,  7/12/2026
f
$ 255,984
Entergy Corporation
136,000 0.900%,  9/15/2025 123,114
148,000 1.900%,  6/15/2028 128,759
Evergy, Inc.
127,000 2.450%,  9/15/2024 122,901
Exelon Corporation
147,000 4.050%,  4/15/2030 143,841
Fells Point Funding Trust
269,000 3.046%,  1/31/2027
f
252,978
FirstEnergy Corporation
184,000 3.350%,  7/15/2022 183,540
141,000 7.375%,  11/15/2031 161,700
Georgia Power Company
123,000 2.100%,  7/30/2023 121,766
Jersey Central Power & Light
Company
73,000 2.750%,  3/1/2032
f
64,110
National Rural Utilities Cooperative
Finance Corporation
176,000 3.450%,  6/15/2025
e
175,116
NextEra Energy Capital Holdings,
Inc.
165,000 3.800%,  3/15/2082
b
143,570
147,000 2.250%,  6/1/2030 125,571
NextEra Energy Partners, LP,
Convertible
318,000 Zero Coupon,  11/15/2025
f
307,983
NiSource, Inc.
164,000 5.650%,  6/15/2023
b,i
158,260
148,000 2.950%,  9/1/2029 133,519
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
f
127,306
885,000 3.375%,  2/15/2029
f
750,038
210,000 5.250%,  6/15/2029
f
197,793
NRG Energy, Inc., Convertible
160,000 2.750%,  6/1/2048 169,296
PG&E Corporation
459,000 5.000%,  7/1/2028
h
422,367
Public Service Enterprise Group,
Inc.
147,000 1.600%,  8/15/2030 119,025
Sempra Energy
225,000 4.125%,  4/1/2052
b
197,730
156,000 4.875%,  10/15/2025
b,i
153,660
184,000 3.400%,  2/1/2028 176,496
Southern Company
455,000 4.000%,  1/15/2051
b
432,323
306,000 3.750%,  9/15/2051
b
275,400
Suburban Propane Partners, LP
535,000 5.875%,  3/1/2027 535,000
320,000 5.000%,  6/1/2031
f
290,992
TerraForm Power Operating, LLC
860,000 5.000%,  1/31/2028
f
803,158
TransCanada Trust
342,000 5.875%,  8/15/2076
b
342,797
Vistra Operations Company, LLC
570,000 5.000%,  7/31/2027
f
542,925

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (69.0%) Value
Utilities (1.8%) - continued
Xcel Energy, Inc.
$ 154,000 4.000%,  6/15/2028 $ 151,838
Total 12,660,658
Total Long-Term Fixed Income
(cost $520,671,770) 487,341,103
Shares
Registered Investment
Companies ( 13.7% ) Value
Unaffiliated  (1.8%)
83,694 Aberdeen Asia-Pacific Income
Fund, Inc. 267,821
42,700 AllianceBernstein Global High
Income Fund, Inc. 435,540
47,257 Allspring Income Opportunities
Fund 356,318
24,019 BlackRock Core Bond Trust 294,953
26,391 BlackRock Corporate High Yield
Fund, Inc. 272,091
29,134 BlackRock Credit Allocation
Income Trust 335,041
2,200 BlackRock Enhanced Equity
Dividend Trust 20,328
25,789 BlackRock Enhanced Global
Dividend Trust 276,458
6,700 BlackRock Enhanced International
Dividend Trust 36,113
3,200 BlackRock Floating Rate Income
Strategies Fund, Inc. 39,552
14,100 BlackRock Income Trust, Inc. 67,680
22,160 BlackRock Multi-Sector Income
Trust 350,128
13,407 Blackstone Strategic Credit Fund
h
166,515
6,000 Brookfield Real Assets Income
Fund, Inc. 123,660
36,716 Eaton Vance Limited Duration
Income Fund 402,775
7,830 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 69,766
22,739 First Trust High Income Long/Short
Fund 291,741
15,844 Invesco Dynamic Credit
Opportunities Fund
c
181,523
62,175 Nuveen Credit Strategies Income
Fund 368,076
8,100 Nuveen Preferred Income
Opportunities Fund 64,719
9,500 Nuveen Quality Preferred Income
Fund II 73,625
38,564 PGIM Global High Yield Fund, Inc. 495,933
35,936 PGIM High Yield Bond Fund, Inc. 500,588
8,779 Pimco Dynamic Income Fund 201,127
45,150 SPDR Blackstone Senior Loan
ETF
h
2,007,821
10,925 SPDR Bloomberg High Yield Bond
ETF
h
1,066,389
81,648 SPDR Bloomberg Short Term High
Yield Bond ETF
h
2,083,657
5,523 Tri-Continental Corporation 160,719
6,325 Vanguard Short-Term Corporate
Bond ETF
h
485,760
16,100 Virtus AllianzGI Convertible &
Income Fund 71,645
Shares
Registered Investment
Companies (13.7%) Value
Unaffiliated  (1.8%)- continued
2,950 Virtus AllianzGI Equity &
Convertible Income Fund $ 71,272
19,138 Virtus Dividend, Interest &
Premium Strategy Fund 247,837
29,705 Voya Global Equity Dividend &
Premium Opportunity Fund 170,804
58,873 Western Asset High Income
Opportunity Fund, Inc. 248,444
Total 12,306,419
Affiliated  (11.9%)
10,348,166 Thrivent Core Emerging Markets
Debt Fund 84,027,108
Total 84,027,108
Total Registered Investment
Companies (cost $111,688,817) 96,333,527
Shares
Collateral Held for Securities
Loaned ( 1.8% ) Value
13,014,383 Thrivent Cash Management Trust 13,014,383
Total Collateral Held for
Securities Loaned
(cost $13,014,383) 13,014,383
Shares Preferred Stock ( 1.2% ) Value
Communications Services (0.1%)
23,300 AT&T, Inc., 4.750%
i
452,253
2,118 Paramount Global, Convertible,
5.750% 90,968
12,500 Telephone and Data Systems, Inc.,
6.000%
i
252,875
Total 796,096
Consumer Staples (<0.1%)
3,000 CHS, Inc., 7.100%
b,i
79,350
Total 79,350
Energy (0.1%)
21,025 Crestwood Equity Partners, LP,
9.250%
i
208,148
2,800 Energy Transfer, LP, 7.600%
b,i
67,760
5,255 NuStar Logistics, LP, 6.975%
b
132,899
Total 408,807
Financials (0.7%)
5,825 Aegon Funding Corporation II,
5.100% 123,199
12,700 Allstate Corporation, 5.100%
i
283,591
5,000 American International Group, Inc.
5.850%
i
123,750
10,000 Bank of America Corporation,
4.250%
i
178,300
7,500 Bank of America Corporation,
5.000%
i
158,550
3,625 Bank of America Corporation,
5.375%
i
81,490
10,275 Capital One Financial Corporation,
5.000%
h,i
213,514
5,700 Cobank ACB, 6.250%
b,i
572,850
14,375 Equitable Holdings, Inc., 5.250%
i
312,800
265 First Horizon Bank, 3.750%
b,f,i
230,815

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.2%) Value
Financials (0.7%) - continued
3,500 First Horizon Corporation, 6.500%
i
$ 91,385
14,000 First Republic Bank, 4.500%
i
263,060
14,500 J.P. Morgan Chase & Company,
4.200%
i
262,595
12,500 J.P. Morgan Chase & Company,
4.750%
i
253,250
6,025 J.P. Morgan Chase & Company,
5.750%
h,i
147,914
10,500 Morgan Stanley, 5.850%
b,i
264,915
13,100 Morgan Stanley, 7.125%
b,i
342,303
2,650 Regions Financial Corporation,
5.700%
b,i
64,262
1,400 Synovus Financial Corporation,
5.875%
b,i
35,798
9,150 Truist Financial Corporation,
4.750%
i
185,837
15,500 Wells Fargo & Company, 4.250%
i
274,660
479 Wells Fargo & Company,
Convertible, 7.500%
i
580,304
Total 5,045,142
Health Care (<0.1%)
2,976 Becton, Dickinson and Company,
Convertible, 6.000% 152,103
1,888 Boston Scientific Corporation,
Convertible, 5.500% 213,061
Total 365,164
Industrials (<0.1%)
902 Stanley Black & Decker, Inc.,
Convertible, 5.250% 70,888
Total 70,888
Real Estate (0.1%)
7,000 Public Storage, 3.950%
i
131,950
11,475 Public Storage, 4.125%
h,i
227,205
2,450 Public Storage, 4.625%
i
54,145
625 Public Storage, 4.700%
i
14,006
Total 427,306
Utilities (0.2%)
3,225 AES Corporation, Convertible,
6.875% 279,285
1,596 American Electric Power
Company, Inc., Convertible,
6.125% 89,376
17,600 CMS Energy Corporation, 4.200%
i
329,120
5,525 NextEra Energy, Inc., Convertible,
4.872% 295,311
308 NiSource, Inc., Convertible,
7.750% 35,029
12,000 Southern Company, 4.950% 253,440
5,561 Southern Company, Convertible,
6.750% 305,132
Total 1,586,693
Total Preferred Stock
(cost $10,206,004) 8,779,446
Shares Common Stock ( 0.9% ) Value
Communications Services (0.1%)
384 Charter Communications, Inc.
l
164,540
460 Paramount Global 13,395
Shares Common Stock (0.9%) Value
Communications Services (0.1%) - continued
4,134 Twitter, Inc.
l
$ 202,649
4,895 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
c,l
80,768
Total 461,352
Consumer Discretionary (0.1%)
2,820 Bloomin' Brands, Inc. 62,012
56 Booking Holdings, Inc.
l
123,777
1,435 Callaway Golf Company
l
31,484
1,498 Dick's Sporting Goods, Inc. 144,437
378 Expedia Group, Inc.
l
66,056
303 Ford Motor Company 4,290
1,229 Under Armour, Inc., Class C
l
17,440
Total 449,496
Energy (0.1%)
878 CNX Resources Corporation
l
18,043
4,160 EQT Corporation 165,360
925 Pioneer Natural Resources
Company 215,035
Total 398,438
Financials (0.1%)
219 Bank of America Corporation 7,814
7,300 BlackRock TCP Capital
Corporation 100,010
2,507 Blackstone Mortgage Trust, Inc. 75,310
4,773 FS KKR Capital Corporation 99,994
6,178 Golub Capital BDC, Inc. 92,176
947 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 37,871
4,496 KKR & Company, Inc. 229,161
648 Wells Fargo & Company 28,272
Total 670,608
Health Care (0.2%)
1,182 Anthem, Inc. 593,281
277 Becton, Dickinson and Company 68,472
1,367 Boston Scientific Corporation
l
57,564
1,976 Danaher Corporation 496,233
55 Embecta Corporation
l
1,674
113 Illumina, Inc.
l
33,521
4,104 Ionis Pharmaceuticals, Inc.
l
150,863
234 Jazz Pharmaceuticals, Inc.
l
37,492
Total 1,439,100
Industrials (0.1%)
1,656 Aerojet Rocketdyne Holdings, Inc.
l
66,207
2,471 Chart Industries, Inc.
l
417,154
1,476 FTI Consulting, Inc.
l
232,780
3,145 JetBlue Airways Corporation
l
34,626
2,058 Kaman Corporation 80,283
22 Patrick Industries, Inc. 1,370
2,102 Southwest Airlines Company
l
98,205
Total 930,625
Information Technology (0.2%)
648 Akamai Technologies, Inc.
l
72,757
1,392 Block, Inc.
l
138,560
863 Broadcom, Inc. 478,439
2,111 II-VI, Inc.
l
129,214
681 InterDigital, Inc. 38,715

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (0.9%) Value
Information Technology (0.2%) - continued
4,133 Microchip Technology, Inc. $ 269,472
1,438 NortonLifeLock, Inc. 36,007
5,915 ON Semiconductor Corporation
l
308,231
11,196 Sabre Corporation
l
117,222
1,289 SunPower Corporation
l
21,281
301 Teradyne, Inc. 31,743
453 Western Digital Corporation
l
24,041
Total 1,665,682
Real Estate (<0.1%)
1,026 MGIC Investment Corporation 13,399
2,754 Pebblebrook Hotel Trust 67,253
Total 80,652
Utilities (<0.1%)
887 American Electric Power
Company, Inc. 87,910
1,440 DTE Energy Company 188,698
1,650 NiSource, Inc. 48,048
Total 324,656
Total Common Stock
(cost $6,473,360) 6,420,609
Shares or
Principal
Amount Short-Term Investments ( 14.3% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.370%, 5/13/2022
m,n
299,956
300,000 0.315%, 5/24/2022
m,n
299,912
100,000 0.365%, 6/7/2022
m,n
99,928
100,000 0.855%, 7/22/2022
m,n
99,799
Thrivent Core Short-Term Reserve
Fund
9,680,443 0.830% 96,804,430
U.S. Treasury Bills
1,000,000 0.295%, 5/5/2022
m,o
999,992
1,000,000 0.665%, 7/14/2022
m,o
998,408
1,000,000 0.731%, 7/21/2022
m,o
998,169
Total Short-Term Investments
(cost $100,581,297) 100,600,594
Total Investments (cost
$854,142,857) 113.7% $802,734,763
Other Assets and Liabilities, Net
(13.7%) (96,569,020)
Total Net Assets 100.0% $706,165,743
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
April 29, 2022. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 29, 2022, the value of these investments was $229,622,776 or 32.5%
of total net assets.
g Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 29, 2022.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At April 29, 2022, $1,639,022 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Fund as of April 29, 2022 was
$2,053,422 or 0.29% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of April 29, 2022.
Security
Acquisition
Date Cost
CarVal CLO, Ltd., 4/15/2034 4/22/2022 $ 1,100,000
College Ave Student Loans, LLC,
11/26/2046 7/11/2017 317,898
Credit Acceptance Corporation,
12/31/2024 5/29/2020 634,355
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of April 29, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 6,881,794
Common Stock 5,419,864
Total lending $12,301,658
Gross amount payable upon return of
collateral for securities loaned $13,014,383
Net amounts due to counterparty $712,725

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are a family of
exchange-traded funds traded in the U.S., Europe,
and Asia-Pacific and managed by State Street Global
Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
SOFRRATE - Secured Overnight Financing Rate
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 7,153,247
Gross unrealized depreciation (57,171,804)
Net unrealized appreciation (depreciation) $ (50,018,557)
Cost for federal income tax purposes $ 855,469,192

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 5,936,835 – 4,122,479 1,814,356
Capital Goods 16,393,426 – 12,245,104 4,148,322
Communications Services 14,060,807 – 12,959,745 1,101,062
Consumer Cyclical 10,280,082 – 9,445,787 834,295
Consumer Non-Cyclical 16,375,200 – 15,585,285 789,915
Energy 1,108,808 – 1,108,808 –
Financials 7,086,462 – 6,876,317 210,145
Technology 8,970,549 – 8,970,549 –
Transportation 5,475,929 – 5,475,929 –
Utilities 4,557,003 – 3,750,865 806,138
Long-Term Fixed Income
Asset-Backed Securities 57,089,136 – 57,089,136 –
Basic Materials 13,745,295 – 13,745,295 –
Capital Goods 20,627,062 – 20,627,062 –
Collateralized Mortgage Obligations 39,211,557 – 39,211,557 –
Commercial Mortgage-Backed Securities 7,883,360 – 7,883,360 –
Communications Services 31,067,267 – 31,067,267 –
Consumer Cyclical 44,228,946 – 44,228,946 –
Consumer Non-Cyclical 37,154,297 – 37,154,297 –
Energy 32,549,028 – 32,549,028 –
Financials 80,322,227 – 80,322,227 –
Foreign Government 156,588 – 156,588 –
Mortgage-Backed Securities 82,737,411 – 82,737,411 –
Technology 18,835,081 – 18,835,081 –
Transportation 9,073,190 – 9,073,190 –
Utilities 12,660,658 – 12,660,658 –
Registered Investment Companies
Unaffiliated 12,306,419 12,124,896 – 181,523
Preferred Stock
Communications Services 796,096 796,096 – –
Consumer Staples 79,350 79,350 – –
Energy 408,807 408,807 – –
Financials 5,045,142 4,241,477 803,665 –
Health Care 365,164 365,164 – –
Industrials 70,888 70,888 – –
Real Estate 427,306 427,306 – –
Utilities 1,586,693 1,586,693 – –
Common Stock
Communications Services 461,352 380,584 – 80,768
Consumer Discretionary 449,496 449,496 – –
Energy 398,438 398,438 – –
Financials 670,608 670,608 – –
Health Care 1,439,100 1,439,100 – –
Industrials 930,625 930,625 – –
Information Technology 1,665,682 1,665,682 – –
Real Estate 80,652 80,652 – –
Utilities 324,656 324,656 – –
Short-Term Investments 3,796,164 – 3,796,164 –
Subtotal Investments in Securities $608,888,842 $26,440,518 $572,481,800 $9,966,524
Other Investments  * Total
Affiliated Registered Investment Companies 84,027,108
Affiliated Short-Term Investments 96,804,430
Collateral Held for Securities Loaned 13,014,383
Subtotal Other Investments $193,845,921
Total Investments at Value $802,734,763

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 4,504,402 4,504,402 – –
Total Asset Derivatives $4,504,402 $4,504,402 $– $–
Liability Derivatives
Futures Contracts 1,788,530 1,788,530 – –
Total Liability Derivatives $1,788,530 $1,788,530 $– $–
The following table presents Opportunity Income Plus Fund's futures contracts held as of April 29, 2022. Investments and/or cash totaling
$799,595 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Ultra Long Term U.S. Treasury Bond 75 June 2022 $ 13,821,343 ( $ 1,788,530)
Total Futures Long Contracts $ 13,821,343 ( $ 1,788,530)
CBOT 10-Yr. U.S. Treasury Note (99) June 2022 ( $ 12,512,354) $ 715,885
CBOT 2-Yr. U.S. Treasury Note (392) June 2022 (84,098,108) 1,459,608
CBOT 5-Yr. U.S. Treasury Note (263) June 2022 (30,910,030) 1,277,325
CBOT U.S. Long Bond (59) June 2022 (9,123,172) 822,610
Ultra 10-Yr. U.S. Treasury Note (21) June 2022 (2,937,975) 228,974
Total Futures Short Contracts ( $ 139,581,639) $4,504,402
Total Futures Contracts ( $ 125,760,296) $2,715,872
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 29, 2022, for Opportunity Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 4,504,402
Total Interest Rate Contracts 4,504,402
Total Asset Derivatives $4,504,402
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,788,530
Total Interest Rate Contracts 1,788,530
Total Liability Derivatives $1,788,530
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 29, 2022, for
Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 2,028,783
Total Interest Rate Contracts 2,028,783
Total $2,028,783
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 29, 2022, for Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,264,207
Total Interest Rate Contracts 2,264,207
Total $2,264,207
The following table presents Opportunity Income Plus Fund's average volume of derivative activity during the period ended April 29, 2022.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $13,976,608
Futures - Short (114,150,149)

Opportunity Income Plus Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $115,469 $2,371 $17,500 $84,027 10,348 11.9%
Total Affiliated Registered Investment
Companies 115,469 84,027 11.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% 142,628 263,229 309,053 96,804 9,680 13.7
Total Affiliated Short-Term Investments 142,628 96,804 13.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,556 113,500 110,042 13,014 13,014 1.8
Total Collateral Held for Securities Loaned 9,556 13,014 1.8
Total Value $267,653 $193,845
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(591) $(15,722) $– $2,371
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% 0 0 – 191
Total Income/Non Income Cash from Affiliated Investments $2,562
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 5 64
Total Affiliated Income from Securities Loaned, Net $64
Total $(591) $(15,722) $5

Small Cap Growth Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96.7% ) Value
Communications Services (0.7%)
46,228 Upwork, Inc.
a
$ 969,401
Total 969,401
Consumer Discretionary (12.9%)
29,275 Bally's Corporation
a
873,566
12,063 Choice Hotels International, Inc. 1,694,369
52,279 Cooper-Standard Holdings, Inc.
a
241,006
96,367 Duluth Holdings, Inc.
a
1,180,496
196,166 Everi Holdings, Inc.
a
3,405,442
9,078 Five Below, Inc.
a
1,426,154
5,151 Lithia Motors, Inc. 1,458,403
38,672 Magnite, Inc.
a
373,185
19,213 Papa John's International, Inc. 1,749,344
18,674 Planet Fitness, Inc.
a
1,494,480
42,133 Skyline Champion Corporation
a
2,150,468
92,437 ThredUp, Inc.
a
609,160
10,933 Wingstop, Inc. 1,003,212
15,841 Xometry, Inc.
a,b
519,901
Total 18,179,186
Consumer Staples (3.6%)
14,822 Celsius Holdings, Inc.
a
770,744
100,837 e.l.f. Beauty, Inc.
a
2,453,364
56,111 Turning Point Brands, Inc. 1,761,324
Total 4,985,432
Energy (0.8%)
12,361 Matador Resources Company 603,464
25,805 Nine Energy Service, Inc.
a,b
68,383
25,747 Talos Energy, Inc.
a
467,823
Total 1,139,670
Financials (6.8%)
23,795 Ameris Bancorp 992,252
22,060 BRP Group, Inc.
a
510,027
32,764 Hamilton Lane, Inc. 2,246,955
13,122 Kinsale Capital Group, Inc. 2,909,016
25,836 Seacoast Banking Corporation of
Florida 839,670
27,799 Western Alliance Bancorp 2,115,782
Total 9,613,702
Health Care (18.0%)
30,085 Adaptive Biotechnologies
Corporation
a
248,201
53,571 Agilon Health, Inc.
a
951,957
3,895 Argenx SE ADR
a
1,119,111
7,258 Ascendis Pharma AS ADR
a,b
662,438
48,697 Axonics, Inc.
a
2,523,479
27,436 BioLife Solutions, Inc.
a
347,614
5,363 Global Blood Therapeutics, Inc.
a
164,644
10,013 Guardant Health, Inc.
a
617,802
24,483 Halozyme Therapeutics, Inc.
a
976,872
29,038 Immunocore Holdings plc ADR
a
946,929
19,055 Inari Medical, Inc.
a
1,537,738
19,944 Inotiv, Inc.
a
284,202
11,128 Inspire Medical Systems, Inc.
a
2,289,697
48,341 Lantheus Holdings, Inc.
a
3,210,326
17,391 Natera, Inc.
a
610,772
13,710 Omnicell, Inc.
a
1,496,721
41,669 Phreesia, Inc.
a
953,387
52,216 Progyny, Inc.
a
2,007,705
12,176 Repligen Corporation
a
1,914,554
Shares Common Stock (96.7%) Value
Health Care (18.0%) - continued
6,265 Sarepta Therapeutics, Inc.
a
$ 453,085
39,963 Silk Road Medical, Inc.
a
1,400,703
17,261 Travere Therapeutics, Inc.
a
433,769
31,531 Vor BioPharma, Inc.
a
180,673
Total 25,332,379
Industrials (27.4%)
40,719 Altra Industrial Motion Corporation 1,588,041
22,926 ASGN, Inc.
a
2,600,955
21,183 Chart Industries, Inc.
a
3,576,114
39,773 Driven Brands Holdings, Inc.
a
1,109,269
119,162 First Advantage Corporation
a
2,068,652
16,386 Forward Air Corporation 1,588,950
16,277 Lincoln Electric Holdings, Inc. 2,193,000
16,924 Mercury Systems, Inc.
a
944,190
20,984 Middleby Corporation
a
3,229,228
94,031 Ranpak Holdings Corporation
a
1,417,987
12,240 RBC Bearings, Inc.
a
2,060,604
23,467 Regal Rexnord Corporation 2,985,941
45,716 Rush Enterprises, Inc. 2,326,030
5,350 Saia, Inc.
a
1,101,886
101,711 Summit Materials, Inc.
a
2,827,566
97,752 Sun Country Airlines Holdings,
Inc.
a
2,689,158
23,732 Vicor Corporation
a
1,436,261
77,663 WillScot Mobile Mini Holdings
Corporation
a
2,725,971
Total 38,469,803
Information Technology (20.1%)
22,966 Allegro MicroSystems, Inc.
a
558,303
25,275 Avalara, Inc.
a
1,922,669
7,277 BigCommerce Holdings, Inc.
a
130,040
48,277 Calix, Inc.
a
1,926,735
32,753 Cognex Corporation 2,215,085
17,572 Descartes Systems Group, Inc.
a
1,092,100
12,801 Dolby Laboratories, Inc. 991,693
8,551 Endava plc ADR
a
860,231
21,465 Five9, Inc.
a
2,363,297
43,018 Lattice Semiconductor
Corporation
a
2,066,585
14,199 LivePerson, Inc.
a
321,181
40,728 LiveRamp Holding, Inc.
a
1,275,601
4,813 MKS Instruments, Inc. 548,586
3,443 Monolithic Power Systems, Inc. 1,350,482
9,339 Nova, Ltd.
a
920,919
46,149 Paymentus Holdings, Inc.
a,b
764,227
104,280 Sierra Wireless, Inc.
a,b
1,638,239
5,729 SiTime Corporation
a
965,738
48,341 Sprout Social, Inc.
a
2,962,337
4,729 Universal Display Corporation 604,035
27,999 Workiva, Inc.
a
2,702,183
Total 28,180,266
Materials (1.9%)
25,799 Compass Minerals International,
Inc. 1,525,495
7,324 Quaker Chemical Corporation 1,191,688
Total 2,717,183
Real Estate (4.5%)
69,751 Cushman and Wakefield plc
a
1,248,543
8,431 FirstService Corporation 1,052,948

Small Cap Growth Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (96.7%) Value
Real Estate (4.5%) - continued
11,747 NexPoint Residential Trust, Inc. $ 1,047,362
49,497 Pebblebrook Hotel Trust 1,208,717
22,345 Rexford Industrial Realty, Inc. 1,743,804
Total 6,301,374
Total Common Stock
(cost $150,259,064) 135,888,396
Shares
Registered Investment
Companies ( 1.1% ) Value
Unaffiliated  (1.1%)
9,858 SPDR S&P Biotech ETF
a
727,816
6,400 SPDR S&P Oil & Gas Exploration
ETF 843,584
Total 1,571,400
Total Registered Investment
Companies (cost $1,717,425) 1,571,400
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
1,217,930 Thrivent Cash Management Trust 1,217,930
Total Collateral Held for
Securities Loaned
(cost $1,217,930) 1,217,930
Shares Short-Term Investments ( 2.2% ) Value
Thrivent Core Short-Term Reserve
Fund
311,684 0.830% 3,116,841
Total Short-Term Investments
(cost $3,116,841) 3,116,841
Total Investments (cost
$156,311,260) 100.9% $141,794,567
Other Assets and Liabilities, Net
(0.9%) (1,234,051)
Total Net Assets 100.0% $140,560,516
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth Fund as of April 29, 2022:
Securities Lending Transactions
Common Stock $ 1,117,056
Total lending $1,117,056
Gross amount payable upon return of
collateral for securities loaned $1,217,930
Net amounts due to counterparty $100,874
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $9,589,999
Gross unrealized depreciation (24,231,240)
Net unrealized appreciation (depreciation) ($14,641,241)
Cost for federal income tax purposes $156,435,808

Small Cap Growth Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 969,401 969,401 – –
Consumer Discretionary 18,179,186 18,179,186 – –
Consumer Staples 4,985,432 4,985,432 – –
Energy 1,139,670 1,139,670 – –
Financials 9,613,702 9,613,702 – –
Health Care 25,332,379 25,332,379 – –
Industrials 38,469,803 38,469,803 – –
Information Technology 28,180,266 28,180,266 – –
Materials 2,717,183 2,717,183 – –
Real Estate 6,301,374 6,301,374 – –
Registered Investment Companies
Unaffiliated 1,571,400 1,571,400 – –
Subtotal Investments in Securities $137,459,796 $137,459,796 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 3,116,841
Collateral Held for Securities Loaned 1,217,930
Subtotal Other Investments $4,334,771
Total Investments at Value $141,794,567
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $2,829 $21,643 $21,355 $3,117 312 2.2%
Total Affiliated Short-Term Investments 2,829 3,117 2.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   928 11,769 11,479 1,218 1,218 0.9
Total Collateral Held for Securities Loaned 928 1,218 0.9
Total Value $3,757 $4,335
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $– $– $– $5
Total Income/Non Income Cash from Affiliated Investments $5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 7
Total Affiliated Income from Securities Loaned, Net $7
Total $– $– $0

Small Cap Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.0% ) Value
Communications Services (0.7%)
1,155,450 QuinStreet, Inc.
a
$ 10,988,329
Total 10,988,329
Consumer Discretionary (10.3%)
387,076 Cedar Fair, LP
a
20,685,341
211,575 Cimpress plc
a
10,686,653
724,893 Clarus Corporation 16,201,358
1,314,337 Cooper-Standard Holdings, Inc.
a
6,059,094
1,204,625 Everi Holdings, Inc.
a
20,912,290
119,842 Grand Canyon Education, Inc.
a
11,501,237
521,973 Leggett & Platt, Inc. 18,597,898
374,701 Miller Industries, Inc. 10,045,734
218,540 Sleep Number Corporation
a
8,863,982
500,687 Stoneridge, Inc.
a
9,868,541
1,018,188 ThredUp, Inc.
a
6,709,859
359,346 Zumiez, Inc.
a
13,162,844
Total 153,294,831
Consumer Staples (3.5%)
205,336 John B. Sanfilippo & Son, Inc. 15,942,287
1,500,552 Primo Water Corporation 21,968,081
472,990 Turning Point Brands, Inc. 14,847,156
Total 52,757,524
Energy (3.1%)
431,561 Devon Energy Corporation 25,103,904
449,778 Helmerich & Payne, Inc. 20,703,281
Total 45,807,185
Financials (17.6%)
663,739 Air Lease Corporation 26,735,407
405,123 Bank of N.T. Butterfield & Son, Ltd. 12,976,090
946,953 Bridgewater Bancshares, Inc.
a
15,170,187
769,240 Byline Bancorp, Inc. 18,046,370
860,014 Columbia Banking System, Inc. 24,149,193
418,932 Enterprise Financial Services
Corporation 18,504,227
231,194 Glacier Bancorp, Inc. 10,579,438
675,632 Heartland Financial USA, Inc. 29,572,413
141,431 Houlihan Lokey, Inc. 11,779,788
99,431 Primerica, Inc. 12,882,280
32,667 RLI Corporation 3,749,518
543,958 Seacoast Banking Corporation of
Florida 17,678,635
136,955 Selective Insurance Group, Inc. 11,279,614
404,023 Synovus Financial Corporation 16,783,115
292,837 Triumph Bancorp, Inc.
a
20,334,601
172,120 Western Alliance Bancorp 13,100,053
Total 263,320,929
Health Care (10.2%)
587,893 Halozyme Therapeutics, Inc.
a
23,456,931
754,264 Ionis Pharmaceuticals, Inc.
a
27,726,744
807,913 Lantheus Holdings, Inc.
a
53,653,502
347,296 Progyny, Inc.
a
13,353,531
333,851 Syneos Health, Inc.
a
24,401,170
1,785,952 Viemed Healthcare, Inc.
a
8,894,041
Total 151,485,919
Industrials (19.5%)
200,481 ASGN, Inc.
a
22,744,570
Shares Common Stock (97.0%) Value
Industrials (19.5%) - continued
1,024,298 Badger Infrastructure Solutions,
Ltd. $ 23,720,753
324,591 Crane Company 31,235,392
189,656 Curtiss-Wright Corporation 27,103,739
237,864 Forward Air Corporation 23,065,672
252,986 Greenbrier Companies, Inc.
b
10,805,032
169,778 Helios Technologies, Inc. 11,405,686
609,451 Janus International Group, Inc.
a
5,765,407
169,375 Lincoln Electric Holdings, Inc. 22,819,894
281,931 ManpowerGroup, Inc. 25,430,176
165,773 Meritor, Inc.
a
5,952,908
112,852 Middleby Corporation
a
17,366,794
747,286 NAPCO Security Technologies,
Inc.
a
13,077,505
582,716 Sun Country Airlines Holdings,
Inc.
a
16,030,517
230,601 Tennant Company 14,892,213
155,554 WESCO International, Inc.
a
19,173,586
Total 290,589,844
Information Technology (14.5%)
131,743 Advanced Energy Industries, Inc. 10,080,974
394,084 Agilysys, Inc.
a
14,506,232
80,286 Axcelis Technologies, Inc.
a
4,371,573
242,460 BigCommerce Holdings, Inc.
a
4,332,760
235,253 Ciena Corporation
a
12,978,908
275,515 Computer Services, Inc. 14,018,203
158,414 Dolby Laboratories, Inc. 12,272,333
1,325,352 Gilat Satellite Networks, Ltd.
a,b
9,741,337
1,024,491 Knowles Corporation
a
18,973,573
60,444 Littelfuse, Inc. 13,856,787
425,242 National Instruments Corporation 15,368,246
534,579 Sonos, Inc.
a
12,199,093
252,202 TTEC Holdings, Inc. 18,615,030
2,640,302 TTM Technologies, Inc.
a
36,832,213
189,052 Workiva, Inc.
a
18,245,408
Total 216,392,670
Materials (8.8%)
275,544 Ashland Global Holdings, Inc. 28,923,854
585,918 Carpenter Technology Corporation 22,370,349
373,415 Ingevity Corporation
a
22,367,558
2,262,770 Ivanhoe Mines, Ltd.
a
18,142,320
320,007 UFP Technologies, Inc.
a
21,974,881
154,480 United States Lime & Minerals, Inc. 16,917,105
Total 130,696,067
Real Estate (6.7%)
241,164 Agree Realty Corporation 16,379,859
172,505 American Campus Communities,
Inc. 11,155,898
442,670 Healthcare Realty Trust, Inc. 11,987,504
793,709 Independence Realty Trust, Inc. 21,636,507
224,839 National Storage Affiliates Trust 12,725,888
694,105 Pebblebrook Hotel Trust 16,950,044
224,291 Rayonier, Inc. REIT 9,689,371
Total 100,525,071
Utilities (2.1%)
122,187 NorthWestern Corporation 6,926,781
252,757 Portland General Electric
Company 11,962,989

Small Cap Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.0%) Value
Utilities (2.1%) - continued
167,949 Spire, Inc. $ 12,218,290
Total 31,108,060
Total Common Stock
(cost $1,349,300,222) 1,446,966,429
Shares
Registered Investment
Companies ( 1.7% ) Value
Unaffiliated  (1.7%)
93,214 iShares Russell 2000 Index Fund
b
17,239,929
59,390 iShares Russell 2000 Value Index
Fund 8,838,420
Total 26,078,349
Total Registered Investment
Companies (cost $27,777,513) 26,078,349
Shares
Collateral Held for Securities
Loaned ( 1.4% ) Value
20,780,850 Thrivent Cash Management Trust 20,780,850
Total Collateral Held for
Securities Loaned
(cost $20,780,850) 20,780,850
Shares Short-Term Investments ( 1.5% ) Value
Thrivent Core Short-Term Reserve
Fund
2,262,294 0.830% 22,622,941
Total Short-Term Investments
(cost $22,620,345) 22,622,941
Total Investments (cost
$1,420,478,930) 101.6% $1,516,448,569
Other Assets and Liabilities, Net
(1.6%) (24,017,097)
Total Net Assets 100.0% $1,492,431,472
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of April 29, 2022:
Securities Lending Transactions
Common Stock $ 19,794,936
Total lending $19,794,936
Gross amount payable upon return of
collateral for securities loaned $20,780,850
Net amounts due to counterparty $985,914
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $221,538,801
Gross unrealized depreciation (133,622,396)
Net unrealized appreciation (depreciation) $87,916,405
Cost for federal income tax purposes $1,428,532,164

Small Cap Stock Fund
Schedule of Investments as of April 29, 2022
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 29, 2022, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 10,988,329 10,988,329 – –
Consumer Discretionary 153,294,831 153,294,831 – –
Consumer Staples 52,757,524 52,757,524 – –
Energy 45,807,185 45,807,185 – –
Financials 263,320,929 263,320,929 – –
Health Care 151,485,919 151,485,919 – –
Industrials 290,589,844 266,869,091 23,720,753 –
Information Technology 216,392,670 216,392,670 – –
Materials 130,696,067 112,553,747 18,142,320 –
Real Estate 100,525,071 100,525,071 – –
Utilities 31,108,060 31,108,060 – –
Registered Investment Companies
Unaffiliated 26,078,349 26,078,349 – –
Subtotal Investments in Securities $1,473,044,778 $1,431,181,705 $41,863,073 $–
Other Investments  * Total
Affiliated Short-Term Investments 22,622,941
Collateral Held for Securities Loaned 20,780,850
Subtotal Other Investments $43,403,791
Total Investments at Value $1,516,448,569
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
4/29/2022
Shares Held at
4/29/2022
% of Net
Assets
4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $24,639 $264,693 $ 266,709 $22,623 2,262 1.5%
Total Affiliated Short-Term Investments 24,639 22,623 1.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   60 55,866 35,145 20,781 20,781 1.4
Total Collateral Held for Securities Loaned 60 20,781 1.4
Total Value $24,699 $43,404
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 4/29/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.830% $– $– $– $46
Total Income/Non Income Cash from Affiliated Investments $46
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total $– $– $ –

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 29, 2022 (unaudited)
Aggressive
Allocation Fund
Balanced Income
Plus Fund Global Stock Fund
Assets
Investments in unaffiliated securities at cost $786,894,063 $332,068,379 $1,534,490,757
Investments in affiliated securities at cost $935,974,041 $160,279,538 $87,003,853
Investments in unaffiliated securities at value
(#)
$896,332,563 $352,186,176 $1,787,579,219
Investments in affiliated securities at value 1,109,397,460 155,204,194 81,838,486
Cash 84,785 12,876 29,592,811
Foreign Currency 749
(a)
14,288
(b)
1,262,156
(c)
Initial margin deposit on open future contracts 404,700 22,400 800,309
Dividends and interest receivable 989,311 1,049,815 4,836,887
Prepaid expenses 20,518 22,334 18,917
Prepaid trustee fees 8,408 1,774 6,931
Receivable for:
Investments sold 625,002 585,078 798,721
Investments sold on a delayed-delivery basis 900,667 314,613 —
Fund shares sold 1,196,555 195,215 87,268
Expense reimbursements 307,973 — —
Variation margin on open future contracts 5,800,731 346,060 4,209,830
Total Assets 2,016,069,422 509,954,823 1,911,031,535
Liabilities
Distributions payable — — —
Accrued expenses 150,716 48,467 163,736
Cash overdraft — — —
Payable for:
Investments purchased 1,197,155 543,970 1,179,572
Investments purchased on a delayed-delivery basis 21,035,355 67,017,789 —
Return of collateral for securities loaned 16,265,603 8,428,258 16,429,932
Foreign capital gain tax liability — — —
Fund shares redeemed 1,029,872 154,984 747,557
Variation margin on open future contracts 13,557,455 399,127 12,215,240
Investment advisory fees 1,197,803 195,401 883,199
Administrative fees 27,884 6,040 27,003
Distribution fees 230,032 53,244 318,263
Transfer agent fees 163,367 30,444 118,860
Trustee deferred compensation 31,745 43,834 288,779
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 13,527 44,504 —
Total Liabilities 54,900,514 76,966,062 32,372,141
Net Assets
Capital stock (beneficial interest) 1,624,936,852 412,526,845 1,567,177,584
Distributable earnings/(accumulated loss) 336,232,056 20,461,916 311,481,810
Total Net Assets $1,961,168,908 $432,988,761 $1,878,659,394
Class A Share Capital $1,094,901,320 $259,235,258 $1,503,530,782
Shares of beneficial interest outstanding (Class A) 66,192,174 19,703,726 60,751,728
Net asset value per share $16.54 $13.16 $24.75
Maximum public offering price $17.32 $13.78 $25.92
Class S Share Capital $866,267,588 $173,753,503 $375,128,612
Shares of beneficial interest outstanding (Class S) 51,742,262 13,241,601 14,944,576
Net asset value per share $16.74 $13.12 $25.10
(#)
Includes securities on loan of 15,291,265 8,086,482 14,235,588
(a) Foreign currency holdings, (cost $773).
(b) Foreign currency holdings, (cost $14,000).
(c) Foreign currency holdings, (cost $1,279,782).
(d) Foreign currency holdings, (cost $1,894,859).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$92,638,055 $37,794,619 $741,455,248 $1,016,411,550 $793,521,434 $1,380,540,562 $1,282,372,170
$27,762,089 $— $59,235,562 $44,481,462 $76,165,276 $68,938,589 $33,297,760
$87,651,910 $34,627,775 $689,683,173 $921,316,376 $792,323,324 $1,829,763,216 $1,798,232,576
27,768,664 — 59,241,051 44,505,043 76,232,252 68,957,878 33,320,588
— 187,303 12,413 34,102 392,753 — —
— — — — 1,878,478
(d)
— —
— — — — 707,744 — —
250,862 408,758 9,616,317 10,139,109 5,263,866 307,530 2,717,479
19,797 13,135 22,972 28,135 21,709 19,290 32,884
1,120 1,120 2,572 2,903 1,142 5,072 4,278
— — 2,054,464 7,060,556 — 4,324,337 —
3,728,175 — 2,341,278 — — — —
2,506 9,819 358,685 3,061,401 170,538 1,684,939 2,163,492
20,769 17,447 — — 14,912 — —
28,617 6,375 48,640 — 14,967 — —
119,472,420 35,271,732 763,381,565 986,147,625 877,021,685 1,905,062,262 1,836,471,297
327 7,447 507,402 97,392 — — —
19,100 21,926 53,328 69,629 236,793 117,367 117,605
211 — — — — — —
583,483 — 3,247,053 3,977,818 — 5,063,867 —
28,919,425 1,139,843 — — — — —
— — 37,415,559 18,413,576 13,586,428 2,290,000 —
— — — — 80,042 — —
50,039 1,754 684,228 513,471 107,619 358,666 237,196
— — — 162,313 948,720 — —
29,066 14,011 224,921 264,289 476,093 1,070,597 684,441
1,235 476 9,960 13,308 12,192 28,088 25,857
305 — 73,109 55,210 24,754 80,166 60,711
2,287 1,378 35,111 30,395 25,437 70,774 41,007
11,653 1,232 75,332 82,924 89,441 60,739 76,318
— — — — — — —
18,245 — — — — — —
29,635,376 1,188,067 42,326,003 23,680,325 15,587,519 9,140,264 1,243,135
97,235,874 37,689,568 834,587,009 1,062,400,128 870,665,454 1,288,664,286 1,268,377,600
(7,398,830) (3,605,903) (113,531,447) (99,932,828) (9,231,288) 607,257,712 566,850,562
$89,837,044 $34,083,665 $721,055,562 $962,467,300 $861,434,166 $1,895,921,998 $1,835,228,162
$2,996,078 $— $360,194,638 $269,801,088 $118,406,436 $364,697,307 $292,197,122
321,421 — 84,456,422 32,339,256 12,343,139 26,655,108 10,893,830
$9.32 $— $4.26 $8.34 $9.59 $13.68 $26.82
$9.51 $— $4.46 $8.73 $10.04 $14.32 $28.08
$86,840,966 $34,083,665 $360,860,924 $692,666,212 $743,027,730 $1,531,224,691 $1,543,031,040
9,315,076 3,532,650 84,583,020 83,083,723 77,016,648 96,779,239 57,047,323
$9.32 $9.65 $4.27 $8.34 $9.65 $15.82 $27.05
— — 34,813,523 17,233,039 12,739,198 — —

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 29, 2022 (unaudited)
Limited Maturity
Bond Fund
Low Volatility Equity
Fund
Mid Cap Growth
Fund
Assets
Investments in unaffiliated securities at cost $1,541,239,980 $27,271,834 $17,145,788
Investments in affiliated securities at cost $6,918,520 $611,725 $507,782
Investments in unaffiliated securities at value
(#)
$1,479,582,773 $29,428,990 $16,781,108
Investments in affiliated securities at value 6,918,520 611,725 507,782
Cash 5,627,353 — —
Foreign Currency — 40,622
(a)
—
Initial margin deposit on open future contracts — 64,533 —
Dividends and interest receivable 7,712,160 102,053 2,024
Prepaid expenses 42,846 11,947 12,709
Prepaid trustee fees 5,448 1,120 1,120
Receivable for:
Investments sold — 179,826 18,082
Investments sold on a delayed-delivery basis — — —
Fund shares sold 1,983,349 34,346 145,794
Expense reimbursements — 7,748 15,270
Variation margin on open future contracts 276,466 1,800 —
Total Assets 1,502,148,915 30,484,710 17,483,889
Liabilities
Distributions payable 17,778 — —
Accrued expenses 106,036 23,357 20,110
Cash overdraft — — —
Payable for:
Investments purchased 1,059,481 164,162 49,097
Investments purchased on a delayed-delivery basis 15,975,281 — —
Return of collateral for securities loaned 6,918,520 — 179,725
Fund shares redeemed 2,927,906 10,809 —
Variation margin on open future contracts 80,063 — —
Variation margin on open swap contracts — — —
Investment advisory fees 327,630 15,041 10,679
Administrative fees 20,253 426 242
Distribution fees 32,815 — —
Transfer agent fees 53,815 2,854 4,703
Trustee deferred compensation 72,088 1,241 515
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue — — —
Total Liabilities 27,591,666 217,890 265,071
Net Assets
Capital stock (beneficial interest) 1,534,794,299 27,066,813 18,559,133
Distributable earnings/(accumulated loss) (60,237,050) 3,200,007 (1,340,315)
Total Net Assets $1,474,557,249 $30,266,820 $17,218,818
Class A Share Capital $323,228,589 $— $—
Shares of beneficial interest outstanding (Class A) 26,723,329 — —
Net asset value per share $12.10 $— $—
Maximum public offering price $12.10 $— $—
Class S Share Capital $1,151,328,660 $30,266,820 $17,218,818
Shares of beneficial interest outstanding (Class S) 95,215,651 2,375,385 1,396,905
Net asset value per share $12.09 $12.74 $12.33
(#)
Includes securities on loan of 6,025,967 — 171,353
(a) Foreign currency holdings, (cost $40,673).
(b) Foreign currency holdings, (cost $758).
(c) Foreign currency holdings, (cost $1,535).
(d) Foreign currency holdings, (cost $16).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.
1 Securities held by this fund are valued on the basis of amortized cost, which approximates market value.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock
Fund
Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$2,565,845,208 $14,063,653 $1,642,757,990 $1,433,034,160 $668,975,880 $725,967,440 $1,456,026,261
$191,467,036 $577,394 $1,597,371,814 $1,945,473,326 $618,219,145 $— $—
$3,290,378,244 $15,987,277 $1,678,476,477 $1,518,836,470 $658,521,448 $725,891,058
1
$1,425,030,114
191,495,174 577,394 1,917,028,215 2,333,816,623 691,401,756 — —
— — — — 47,841 14,496 5,678
— — 731
(b)
1,487
(c)
16
(d)
— —
— — 716,000 812,000 110,100 — —
1,355,941 6,490 5,259,429 3,707,211 2,768,062 216,497 19,420,733
38,743 13,148 32,381 30,951 22,966 46,409 23,271
12,452 1,120 14,395 15,926 5,129 2,795 5,961
— 141,845 1,940,497 1,635,286 931,789 — 11,340,684
— — 14,464,064 8,413,661 8,162,831 — —
9,610,580 35,731 1,550,430 1,873,626 1,074,295 3,902,928 353,523
— 15,457 525,550 729,358 142,574 58,454 —
— — 6,472,001 9,431,100 964,476 — —
3,492,891,134 16,778,462 3,626,480,170 3,879,303,699 1,364,153,283 730,132,637 1,456,179,964
— — — — — — 349,170
230,325 18,780 160,361 189,870 76,216 52,864 75,019
— — 6,190 88,313 — — —
— 125,610 3,787,041 3,014,820 1,795,566 — —
— — 192,990,036 113,737,756 121,735,010 — 25,307,307
— — 33,182,599 35,110,013 14,771,477 — —
1,673,863 19,786 1,019,279 872,107 644,830 2,595,142 1,767,918
— — 18,277,187 19,805,294 3,277,058 — —
— — 38,289 109,115 73,801 — —
1,738,992 9,982 1,730,388 2,059,536 587,315 140,743 467,334
49,208 226 47,621 52,566 17,070 9,571 19,805
296,461 — 410,756 496,165 144,285 — 211,920
146,450 3,115 169,593 246,276 62,579 48,131 40,749
170,385 515 51,872 64,085 31,765 — 155,408
— — — — — — —
— — 118,472 68,492 74,097 — —
4,305,684 178,014 251,989,684 175,914,408 143,291,069 2,846,451 28,394,630
2,671,949,322 14,264,369 2,982,639,060 3,120,047,020 1,164,552,582 727,357,709 1,497,124,120
816,636,128 2,336,079 391,851,426 583,342,271 56,309,632 (71,523) (69,338,786)
$3,488,585,450 $16,600,448 $3,374,490,486 $3,703,389,291 $1,220,862,214 $727,286,186 $1,427,785,334
$1,414,013,178 $— $1,972,180,304 $2,368,968,621 $699,834,436 $370,495,154 $1,040,618,829
50,484,227 — 139,154,564 153,122,762 57,813,852 370,514,511 100,117,448
$28.01 $— $14.17 $15.47 $12.10 $1.00 $10.39
$29.33 $— $14.84 $16.20 $12.67 $1.00 $10.88
$2,074,572,272 $16,600,448 $1,402,310,182 $1,334,420,670 $521,027,778 $356,791,032 $387,166,505
63,028,785 1,069,725 98,625,321 85,397,582 42,895,771 356,807,754 37,249,867
$32.91 $15.52 $14.22 $15.63 $12.15 $1.00 $10.39
— — 31,180,553 32,943,185 14,035,761 — —

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 29, 2022 (unaudited)
Opportunity
Income Plus Fund
Small Cap Growth
Fund
Small Cap Stock
Fund
Assets
Investments in unaffiliated securities at cost $645,764,679 $151,976,489 $1,377,077,735
Investments in affiliated securities at cost $208,378,178 $4,334,771 $43,401,195
Investments in unaffiliated securities at value
(#)
$608,888,842 $137,459,796 $1,473,044,778
Investments in affiliated securities at value 193,845,921 4,334,771 43,403,791
Cash 89,635 — —
Foreign Currency — 393
(a)
—
Dividends and interest receivable 4,182,619 3,523 130,563
Prepaid expenses 26,852 23,904 30,087
Prepaid trustee fees 2,875 1,120 5,478
Receivable for:
Investments sold 1,305,048 — —
Investments sold on a delayed-delivery basis 2,240,418 — —
Fund shares sold 1,457,139 401,565 3,099,301
Expense reimbursements — 24,493 —
Variation margin on open future contracts 178,467 — —
Total Assets 812,217,816 142,249,565 1,519,713,998
Liabilities
Distributions payable 78,085 — —
Accrued expenses 75,555 37,634 134,118
Payable for:
Investments purchased 1,856,767 251,621 4,376,625
Investments purchased on a delayed-delivery basis 90,017,135 — —
Return of collateral for securities loaned 13,014,383 1,217,930 20,780,850
Fund shares redeemed 507,573 75,918 917,637
Variation margin on open future contracts 60,938 — —
Investment advisory fees 248,054 94,270 780,604
Administrative fees 9,698 2,003 20,766
Distribution fees 42,148 — 111,041
Transfer agent fees 29,827 8,441 66,782
Trustee deferred compensation 54,945 1,232 94,103
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 56,965 — —
Total Liabilities 106,052,073 1,689,049 27,282,526
Net Assets
Capital stock (beneficial interest) 780,763,495 162,917,957 1,320,110,304
Distributable earnings/(accumulated loss) (74,597,752) (22,357,441) 172,321,168
Total Net Assets $706,165,743 $140,560,516 $1,492,431,472
Class A Share Capital $207,881,818 $— $533,581,029
Shares of beneficial interest outstanding (Class A) 22,317,839 — 23,766,683
Net asset value per share $9.31 $— $22.45
Maximum public offering price $9.75 $— $23.51
Class S Share Capital $498,283,925 $140,560,516 $958,850,443
Shares of beneficial interest outstanding (Class S) 53,490,281 9,427,778 32,251,170
Net asset value per share $9.32 $14.91 $29.73
(#)
Includes securities on loan of 12,301,658 1,117,056 19,794,936
(a) Foreign currency holdings, (cost $395).
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 29, 2022 (unaudited)
Aggressive Allocation
Fund
Balanced Income Plus
Fund Global Stock Fund
Investment Income
Dividends $6,189,434 $1,384,633 $16,745,987
Taxable interest 329,745 2,356,196 95,417
Tax-Exempt interest — — —
Income from mortgage dollar rolls 254,015 729,645 —
Affiliated income from securities loaned, net 27,699 23,861 72,293
Income from affiliated investments 486,411 158,341 14,894
Non cash income — 23,382 16,740
Non cash income from affiliated investments 11,365,870 2,332,778 1,371,916
Foreign tax withholding (33,682) (5,851) (1,055,664)
Total Investment Income 18,619,492 7,002,985 17,261,583
Expenses
Adviser fees 7,553,750 1,233,213 5,731,723
Administrative service fees 210,970 73,118 211,491
Audit and legal fees 25,262 21,403 31,465
Custody fees 24,183 22,560 155,895
Distribution expenses Class A 1,483,645 340,845 2,087,902
Insurance expenses 4,764 2,590 4,955
Printing and postage expenses Class A 73,253 20,906 124,507
Printing and postage expenses Class S 109,755 15,342 12,121
SEC and state registration expenses 78,426 32,948 53,131
Transfer agent fees Class A 468,920 119,335 773,528
Transfer agent fees Class S 672,417 71,848 68,194
Trustees' fees 24,657 5,202 20,433
Pricing service fees — — —
Other expenses 24,963 41,899 50,110
Total Expenses Before Reimbursement 10,754,965 2,001,209 9,325,455
Less:
Reimbursement from adviser (1,997,035) — —
Total Net Expenses 8,757,930 2,001,209 9,325,455
Net Investment Income/(Loss) 9,861,562 5,001,776 7,936,128
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 29,918,617 6,056,117 93,803,273
Affiliated investments — 31 619,388
Distributions of realized capital gains from
affiliated investments 66,244,001 766 4,219,981
Written option contracts 24,063 — —
Futures contracts (20,700,176) (80,356) (17,729,593)
Foreign currency transactions (1,294) 125 (108,417)
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments (160,008,819) (40,155,500) (355,958,406)
Affiliated investments (190,777,771) (11,079,137) (15,769,993)
Written option contracts (6,944) — —
Futures contracts (613,146) 389,021 (2,189,441)
Foreign currency transactions (2,530) (7,104) (215,861)
Swap agreements — — —
Foreign capital gain tax liability — — —
Net Realized and Unrealized Gains/(Losses) (275,923,999) (44,876,037) (293,329,069)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(266,062,437) $(39,874,261) $(285,392,941)
(a) Includes foreign capital gain taxes paid of  $75,528.

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$— $862 $189,077 $140,911 $12,864,576 $4,486,216 $22,050,413
602,603 74 19,746,457 17,088,259 3,686 30 24
— 545,719 — — — — —
344,559 — — — — — —
— — 94,722 20,177 59,107 14,617 24,571
52,810 — 24,261 51,865 112,430 81,349 80,929
— — — — — — —
— — — — — — —
— — — — (1,439,791) (33,520) (237,921)
999,972 546,655 20,054,517 17,301,212 11,600,008 4,548,692 21,918,016
192,826 89,453 1,477,158 1,784,342 3,094,679 6,991,143 4,143,340
43,195 38,041 100,759 125,653 114,328 216,690 191,526
18,771 18,579 20,637 21,484 43,111 24,506 23,686
2,853 1,129 8,287 7,103 307,656 12,097 51,753
2,056 — 475,725 375,894 164,876 538,653 371,225
2,143 2,035 3,165 3,607 3,334 4,771 4,280
3,659 — 33,763 28,400 19,826 24,928 19,248
6,730 5,608 29,212 30,380 10,993 54,217 31,623
15,774 10,257 38,455 35,670 27,601 74,378 66,950
3,187 — 175,894 144,425 157,019 204,237 148,070
21,913 13,662 155,282 276,882 43,780 522,489 446,431
3,763 3,893 8,769 11,254 5,685 19,734 15,704
— 20,906 — — — — —
12,851 7,244 26,369 29,139 101,856 20,577 18,019
329,721 210,807 2,553,475 2,874,233 4,094,744 8,708,420 5,531,855
(25,607) (103,464) — — (72,685) — —
304,114 107,343 2,553,475 2,874,233 4,022,059 8,708,420 5,531,855
695,858 439,312 17,501,042 14,426,979 7,577,949 (4,159,728) 16,386,161
(2,705,256) (348,271) 3,958,667 1,067,736 7,851,122
(a)
165,119,908 38,237,946
— — 8,085 6,266 — — —
— — 6,739 2,795 3,970 3,322 5,187
36,094 — — — — — —
793,386 68,596 1,536,865 (1,017,030) (10,287,949) — —
— — — — (248,816) — (2,930)
— — 167,388 — — — —
(5,852,635) (4,434,611) (75,841,815) (144,662,994) (137,220,568) (693,741,279) (103,983,184)
— — (8,085) (6,266) — — —
(10,417) — — — — — —
362,567 102,055 784,394 (4,364,752) 386,051 — —
— — — — (271,069) — (16,165)
— — (54,626) — — — —
— — — — 83,562 — —
(7,376,261) (4,612,231) (69,442,388) (148,974,245) (139,703,697) (528,618,049) (65,759,146)
$(6,680,403) $(4,172,919) $(51,941,346) $(134,547,266) $(132,125,748) $(532,777,777) $(49,372,985)

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 29, 2022 (unaudited)
Limited Maturity Bond
Fund
Low Volatility Equity
Fund Mid Cap Growth Fund
Investment Income
Dividends $44,916 $325,934 $26,252
Taxable interest 14,304,770 94 —
Tax-Exempt interest — — —
Income from mortgage dollar rolls 43,673 — —
Affiliated income from securities loaned, net 5,707 780 561
Income from affiliated investments 4,259 1,541 696
Non cash income from affiliated investments — — —
Foreign tax withholding — (18,964) (64)
Total Investment Income 14,403,325 309,385 27,445
Expenses
Adviser fees 2,176,889 90,266 65,960
Administrative service fees 170,453 37,558 36,495
Audit and legal fees 22,826 19,129 18,912
Custody fees 11,735 5,822 2,503
Distribution expenses Class A 216,865 — —
Insurance expenses 4,344 2,042 2,021
Printing and postage expenses Class A 35,708 — —
Printing and postage expenses Class S 64,166 7,304 7,445
SEC and state registration expenses 86,266 9,395 9,047
Transfer agent fees Class A 171,600 — —
Transfer agent fees Class S 531,457 19,713 29,350
Trustees' fees 19,976 3,893 3,902
Other expenses 40,078 13,854 7,685
Total Expenses Before Reimbursement 3,552,363 208,976 183,320
Less:
Reimbursement from adviser — (66,055) (104,167)
Total Net Expenses 3,552,363 142,921 79,153
Net Investment Income/(Loss) 10,850,962 166,464 (51,708)
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (3,031,212) 1,069,724 (803,575)
Affiliated investments 29,295 — —
Distributions of realized capital gains from
affiliated investments 318 — 150
Written option contracts — — —
Futures contracts 5,253,209 (12,349) —
Foreign currency transactions — (2,455) —
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments (71,166,887) (2,626,796) (4,635,599)
Affiliated investments (29,295) — —
Written option contracts — — —
Futures contracts 392,821 (53,688) —
Foreign currency transactions — (4,022) —
Swap agreements — — —
Net Realized and Unrealized Gains/(Losses) (68,551,751) (1,629,586) (5,439,024)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(57,700,789) $(1,463,122) $(5,490,732)

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock
Fund
Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$15,117,356 $101,941 $6,570,530 $7,276,844 $1,367,613 $15,618 $—
49 — 9,145,061 5,649,963 5,091,629 484,027 3,540
— — — — — — 24,621,882
— — 2,456,450 1,468,928 1,452,980 — —
20,876 299 48,273 43,878 18,933 — —
304,386 1,279 955,032 842,306 433,750 — —
— — 16,098,948 24,171,143 6,754,852 — —
(61,000) — (30,698) (30,864) (4,062) — —
15,381,667 103,519 35,243,596 39,422,198 15,115,695 499,645 24,625,422
10,990,152 53,178 11,029,941 13,176,479 3,761,472 918,428 3,092,338
346,496 36,205 338,782 371,555 144,386 90,328 167,234
28,176 18,896 29,392 30,577 23,028 19,574 22,702
27,582 3,342 30,938 17,355 18,923 3,450 18,531
1,918,558 — 2,660,317 3,222,899 941,113 — 1,413,330
6,622 2,013 6,840 7,401 3,766 3,009 4,296
73,850 — 104,321 133,001 44,888 56,142 47,385
81,684 5,677 88,646 130,217 36,422 28,640 19,764
148,697 9,632 111,403 114,346 57,430 92,284 39,435
565,362 — 615,663 861,654 231,201 250,901 212,620
1,055,027 16,470 536,296 747,365 184,037 107,204 171,636
41,427 3,902 42,222 45,726 15,246 8,391 19,033
33,211 7,592 64,546 72,490 50,253 11,008 94,521
15,316,844 156,907 15,659,307 18,931,065 5,512,165 1,589,359 5,322,825
— (93,093) (3,398,949) (4,717,953) (918,558) (1,089,714) —
15,316,844 63,814 12,260,358 14,213,112 4,593,607 499,645 5,322,825
64,823 39,705 22,983,238 25,209,086 10,522,088 — 19,302,597
97,814,217 388,389 11,221,400 45,871,482 (4,072,238) 4,859 (7,048,365)
— — (634,466) (411,900) (181,744) — —
13,542 56 95,471,933 145,937,910 22,288,618 — —
— — 252,656 150,391 132,344 — —
— — (31,501,835) (33,828,019) (9,977,200) — —
— — (5,654) (8,408) (368) — —
— — (292,737) (499,143) (219,466) — —
(579,287,218) (526,699) (213,049,310) (252,339,301) (70,581,957) (76,382) (146,819,970)
— — (290,729,798) (423,134,093) (80,719,357) — —
— — (72,917) (43,403) (38,195) — —
— — (4,772,791) 21,672 (3,866,104) — —
— — (3,126) (4,789) (122) — —
— — (7,131) (158,183) (260,837) — —
(481,459,459) (138,254) (434,123,776) (518,445,784) (147,496,626) (71,523) (153,868,335)
$(481,394,636) $(98,549) $(411,140,538) $(493,236,698) $(136,974,538) $(71,523) $(134,565,738)

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 29, 2022 (unaudited)
Opportunity
Income Plus Fund
Small Cap Growth
Fund
Small Cap Stock
Fund
Investment Income
Dividends $727,882 $265,972 $7,561,250
Taxable interest 9,637,450 2 19
Income from mortgage dollar rolls 1,174,899 — —
Affiliated income from securities loaned, net 63,818 7,297 3,475
Income from affiliated investments 191,246 5,322 46,459
Non cash income 91,181 — —
Non cash income from affiliated investments 2,370,576 — —
Foreign tax withholding (102) (1,424) (61,272)
Total Investment Income 14,256,950 277,169 7,549,931
Expenses
Adviser fees 1,656,712 632,293 4,751,932
Administrative service fees 100,171 48,436 161,254
Audit and legal fees 20,676 19,277 22,388
Custody fees 20,295 5,848 31,774
Distribution expenses Class A 275,661 — 707,173
Insurance expenses 3,161 2,203 3,640
Printing and postage expenses Class A 20,467 — 33,168
Printing and postage expenses Class S 33,924 22,461 41,295
SEC and state registration expenses 39,165 20,148 79,932
Transfer agent fees Class A 117,811 — 277,303
Transfer agent fees Class S 284,478 133,483 505,982
Trustees' fees 9,944 3,893 16,542
Other expenses 46,278 7,998 16,763
Total Expenses Before Reimbursement 2,628,743 896,040 6,649,146
Less:
Reimbursement from adviser — (145,193) —
Total Net Expenses 2,628,743 750,847 6,649,146
Net Investment Income/(Loss) 11,628,207 (473,678) 900,785
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (6,558,368) (7,229,694) 85,858,749
Affiliated investments (590,426) — —
Distributions of realized capital gains from
affiliated investments 4,757 442 —
Futures contracts 2,028,783 — —
Foreign currency transactions — (225) (4)
Change in net unrealized appreciation/(depreciation)
on:
Investments (42,981,511) (38,624,184) (202,239,049)
Affiliated investments (15,721,639) — —
Futures contracts 2,264,207 — —
Foreign currency transactions — (11) 92
Net Realized and Unrealized Gains/(Losses) (61,554,197) (45,853,672) (116,380,212)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $(49,925,990) $(46,327,350) $(115,479,427)

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Fund Balanced Income Plus Fund
For the periods ended
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited) 10/31/2021
Operations
Net investment income/(loss) $9,861,562 $3,910,003 $5,001,776 $6,069,616
Net realized gains/(losses) 75,485,211 172,759,449 5,976,683 28,932,649
Change in net unrealized appreciation/(depreciation) (351,409,210) 413,454,265 (50,852,720) 46,044,931
Net Change in Net Assets Resulting From Operations (266,062,437) 590,123,717 (39,874,261) 81,047,196
Distributions to Shareholders
From income/realized gains Class A (119,131,287) (32,413,585) (17,669,445) (3,919,992)
From income/realized gains Class S (86,703,460) (19,633,497) (11,437,059) (2,361,846)
Total from income/realized gains (205,834,747) (52,047,082) (29,106,504) (6,281,838)
Total Distributions to Shareholders (205,834,747) (52,047,082) (29,106,504) (6,281,838)
Capital Stock Transactions
Class A
Sold 46,957,499 75,585,760 14,803,340 24,459,807
Distributions reinvested 118,861,827 32,335,340 17,305,182 3,811,359
Redeemed (62,088,645) (131,060,189) (14,406,299) (29,980,244)
Total Class A Capital Stock Transactions 103,730,681 (23,139,089) 17,702,223 (1,709,078)
Class S
Sold 158,146,061 240,391,848 35,596,293 59,087,357
Distributions reinvested 86,656,260 19,624,409 11,252,463 2,258,362
Redeemed (65,070,390) (120,613,016) (17,603,963) (22,789,879)
Total Class S Capital Stock Transactions 179,731,931 139,403,241 29,244,793 38,555,840
Capital Stock Transactions 283,462,612 116,264,152 46,947,016 36,846,762
Net Increase/(Decrease) in Net Assets (188,434,572) 654,340,787 (22,033,749) 111,612,120
Net Assets, Beginning of Period 2,149,603,480 1,495,262,693 455,022,510 343,410,390
Net Assets, End of Period $1,961,168,908 $2,149,603,480 $432,988,761 $455,022,510
Capital Stock Share Transactions
Class A shares
Sold 2,549,162 4,029,145 1,039,068 1,676,173
Distributions reinvested 6,297,803 1,875,856 1,194,508 265,987
Redeemed (3,336,758) (6,987,457) (1,009,769) (2,070,667)
Total Class A share transactions 5,510,207 (1,082,456) 1,223,807 (128,507)
Class S shares
Sold 8,510,200 12,570,997 2,487,443 4,035,376
Distributions reinvested 4,531,720 1,124,597 778,842 157,260
Redeemed (3,502,507) (6,375,379) (1,246,576) (1,581,291)
Total Class S share transactions 9,539,413 7,320,215 2,019,709 2,611,345

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Global Stock Fund Government Bond Fund
High Income Municipal Bond
Fund High Yield Fund
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited) 10/31/2021
$7,936,128 $10,669,511 $695,858 $1,098,036 $439,312 $681,707 $17,501,042 $36,937,782
80,804,632 254,917,049 (1,875,776) (96,873) (279,675) 94,804 5,677,744 8,357,280
(374,133,701) 413,182,062 (5,500,485) (2,322,369) (4,332,556) 968,229 (75,120,132) 24,630,141
(285,392,941) 678,768,622 (6,680,403) (1,321,206) (4,172,919) 1,744,740 (51,941,346) 69,925,203
(227,623,448) (47,187,018) (21,732) (116,324) – – (8,520,206) (17,940,456)
(55,385,484) (11,372,164) (694,148) (2,823,958) (452,881) (684,698) (9,314,528) (18,981,818)
(283,008,932) (58,559,182) (715,880) (2,940,282) (452,881) (684,698) (17,834,734) (36,922,274)
(283,008,932) (58,559,182) (715,880) (2,940,282) (452,881) (684,698) (17,834,734) (36,922,274)
17,460,002 34,678,644 – – – – 8,347,806 43,656,322
224,807,302 46,591,132 20,936 113,949 – – 6,340,383 13,305,062
(84,264,514) (167,631,441) (385,126) (397,362) – – (22,416,819) (77,995,445)
158,002,790 (86,361,665) (364,190) (283,413) – – (7,728,630) (21,034,061)
12,015,909 24,237,346 7,746,599 47,167,784 10,915,950 19,057,910 61,520,799 155,093,709
55,178,020 11,321,266 691,253 2,814,490 401,479 572,232 8,270,313 16,775,999
(10,892,850) (20,983,107) (18,951,414) (25,307,514) (6,180,602) (5,317,074) (96,586,798) (166,725,234)
56,301,079 14,575,505 (10,513,562) 24,674,760 5,136,827 14,313,068 (26,795,686) 5,144,474
214,303,869 (71,786,160) (10,877,752) 24,391,347 5,136,827 14,313,068 (34,524,316) (15,889,587)
(354,098,004) 548,423,280 (18,274,035) 20,129,859 511,027 15,373,110 (104,300,396) 17,113,342
2,232,757,398 1,684,334,118 108,111,079 87,981,220 33,572,638 18,199,528 825,355,958 808,242,616
$1,878,659,394 $2,232,757,398 $89,837,044 $108,111,079 $34,083,665 $33,572,638 $721,055,562 $825,355,958
623,029 1,178,903 – – – – 1,827,760 9,329,626
7,908,153 1,734,360 2,147 11,077 – – 1,408,974 2,843,053
(3,002,980) (5,740,280) (39,169) (39,040) – – (4,917,311) (16,665,497)
5,528,202 (2,827,017) (37,022) (27,963) – – (1,680,577) (4,492,818)
428,588 809,217 785,464 4,621,283 1,008,562 1,733,013 13,391,229 33,168,480
1,910,138 415,499 70,900 273,961 38,133 52,393 1,834,889 3,582,034
(384,645) (715,615) (1,912,600) (2,489,859) (579,661) (488,817) (21,062,175) (35,592,821)
1,954,081 509,101 (1,056,236) 2,405,385 467,034 1,296,589 (5,836,057) 1,157,693

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

C
Income Fund International Allocation Fund
For the periods ended
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited) 10/31/2021
Operations
Net investment income/(loss) $14,426,979 $30,872,280 $7,577,949 $13,958,751
Net realized gains/(losses) 59,767 18,745,815 (2,681,673) 127,663,694
Change in net unrealized appreciation/(depreciation) (149,034,012) (13,057,863) (137,022,024) 118,265,103
Net Change in Net Assets Resulting From Operations (134,547,266) 36,560,232 (132,125,748) 259,887,548
Distributions to Shareholders
From income/realized gains Class A (9,342,735) (17,452,765) (12,121,653) (1,678,204)
From income/realized gains Class S (25,159,379) (42,192,677) (75,448,346) (11,714,360)
Total from income/realized gains (34,502,114) (59,645,442) (87,569,999) (13,392,564)
Total Distributions to Shareholders (34,502,114) (59,645,442) (87,569,999) (13,392,564)
Capital Stock Transactions
Class A
Sold 7,397,372 29,547,175 2,101,509 4,442,246
Distributions reinvested 8,608,618 16,010,599 11,882,905 1,642,032
Redeemed (26,313,127) (48,749,164) (8,266,653) (17,049,282)
Total Class A Capital Stock Transactions (10,307,137) (3,191,390) 5,717,761 (10,965,004)
Class S
Sold 93,200,433 240,192,278 13,049,046 10,709,410
Distributions reinvested 24,839,362 40,958,481 75,359,832 11,656,491
Redeemed (137,666,153) (164,133,448) (6,337,127) (14,384,871)
Total Class S Capital Stock Transactions (19,626,358) 117,017,311 82,071,751 7,981,030
Capital Stock Transactions (29,933,495) 113,825,921 87,789,512 (2,983,974)
Net Increase/(Decrease) in Net Assets (198,982,875) 90,740,711 (131,906,235) 243,511,010
Net Assets, Beginning of Period 1,161,450,175 1,070,709,464 993,340,401 749,829,391
Net Assets, End of Period $962,467,300 $1,161,450,175 $861,434,166 $993,340,401
Capital Stock Share Transactions
Class A shares
Sold 797,795 2,975,822 193,219 392,301
Distributions reinvested 917,035 1,610,690 1,069,782 153,461
Redeemed (2,843,999) (4,945,988) (763,379) (1,516,657)
Total Class A share transactions (1,129,169) (359,476) 499,622 (970,895)
Class S shares
Sold 10,091,645 24,284,747 1,277,828 935,433
Distributions reinvested 2,651,723 4,125,478 6,736,288 1,085,334
Redeemed (14,812,898) (16,687,569) (581,143) (1,303,599)
Total Class S share transactions (2,069,530) 11,722,656 7,432,973 717,168

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Growth Fund Large Cap Value Fund Limited Maturity Bond Fund Low Volatility Equity Fund
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited) 10/31/2021
$(4,159,728) $(8,598,898) $16,386,161 $22,974,939 $10,850,962 $22,931,313 $166,464 $335,645
165,123,230 147,824,642 38,240,203 116,502,729 2,251,610 14,665,967 1,054,920 2,462,391
(693,741,279) 507,207,977 (103,999,349) 461,272,134 (70,803,361) (18,701,772) (2,684,506) 3,511,845
(532,777,777) 646,433,721 (49,372,985) 600,749,802 (57,700,789) 18,895,508 (1,463,122) 6,309,881
(30,811,390) (28,955,931) (21,478,804) (13,870,407) (2,596,497) (4,827,945) – –
(101,603,061) (83,524,674) (114,971,540) (65,337,587) (10,288,194) (18,073,726) (1,714,309) (484,846)
(132,414,451) (112,480,605) (136,450,344) (79,207,994) (12,884,691) (22,901,671) (1,714,309) (484,846)
(132,414,451) (112,480,605) (136,450,344) (79,207,994) (12,884,691) (22,901,671) (1,714,309) (484,846)
19,601,712 44,857,518 20,524,704 28,668,664 50,535,383 157,986,140 – –
30,373,846 28,550,826 21,005,515 13,558,999 2,530,957 4,705,716 – –
(28,567,614) (58,034,275) (16,107,100) (30,729,898) (80,232,011) (138,248,848) – –
21,407,944 15,374,069 25,423,119 11,497,765 (27,165,671) 24,443,008 – –
223,731,782 297,937,566 147,644,936 248,336,137 270,466,700 824,003,665 5,883,366 7,188,298
101,494,253 83,042,476 114,892,433 64,691,090 10,175,789 17,612,526 1,704,010 481,568
(64,951,037) (138,477,683) (83,804,325) (92,308,746) (421,043,443) (516,547,696) (3,646,842) (12,468,429)
260,274,998 242,502,359 178,733,044 220,718,481 (140,400,954) 325,068,495 3,940,534 (4,798,563)
281,682,942 257,876,428 204,156,163 232,216,246 (167,566,625) 349,511,503 3,940,534 (4,798,563)
(383,509,286) 791,829,544 18,332,834 753,758,054 (238,152,105) 345,505,340 763,103 1,026,472
2,279,431,284 1,487,601,740 1,816,895,328 1,063,137,274 1,712,709,354 1,367,204,014 29,503,717 28,477,245
$1,895,921,998 $2,279,431,284 $1,835,228,162 $1,816,895,328 $1,474,557,249 $1,712,709,354 $30,266,820 $29,503,717
1,201,477 2,745,097 729,800 1,083,568 4,051,567 12,419,099 – –
1,735,661 1,931,720 756,169 587,838 204,012 370,040 – –
(1,769,164) (3,550,660) (566,540) (1,173,798) (6,460,549) (10,873,031) – –
1,167,974 1,126,157 919,429 497,608 (2,204,970) 1,916,108 – –
11,783,772 16,091,496 5,180,767 9,174,355 21,700,311 64,817,028 437,146 554,188
5,019,487 4,919,578 4,094,320 2,781,283 820,179 1,385,479 124,684 38,993
(3,447,367) (7,294,664) (2,909,647) (3,500,350) (33,800,199) (40,637,490) (270,268) (968,456)
13,355,892 13,716,410 6,365,440 8,455,288 (11,279,709) 25,565,017 291,562 (375,275)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Growth Fund Mid Cap Stock Fund
For the periods ended
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited) 10/31/2021
Operations
Net investment income/(loss) $(51,708) $(80,012) $64,823 $777,879
Net realized gains/(losses) (803,425) 530,910 97,827,759 417,442,364
Change in net unrealized appreciation/(depreciation) (4,635,599) 3,177,576 (579,287,218) 812,746,141
Net Change in Net Assets Resulting From Operations (5,490,732) 3,628,474 (481,394,636) 1,230,966,384
Distributions to Shareholders
From income/realized gains Class A – – (185,026,495) (47,182,381)
From income/realized gains Class S (568,386) (224,430) (215,579,632) (43,738,979)
Total from income/realized gains (568,386) (224,430) (400,606,127) (90,921,360)
Total Distributions to Shareholders (568,386) (224,430) (400,606,127) (90,921,360)
Capital Stock Transactions
Class A
Sold – – 39,016,675 63,814,034
Distributions reinvested – – 182,774,954 46,609,026
Redeemed – – (74,562,816) (151,897,155)
Total Class A Capital Stock Transactions – – 147,228,813 (41,474,095)
Class S
Sold 6,074,609 15,224,681 490,295,731 655,654,844
Distributions reinvested 567,890 224,436 208,021,116 42,604,566
Redeemed (2,680,243) (5,574,582) (275,406,798) (243,301,843)
Total Class S Capital Stock Transactions 3,962,256 9,874,535 422,910,049 454,957,567
Capital Stock Transactions 3,962,256 9,874,535 570,138,862 413,483,472
Net Increase/(Decrease) in Net Assets (2,096,862) 13,278,579 (311,861,901) 1,553,528,496
Net Assets, Beginning of Period 19,315,680 6,037,101 3,800,447,351 2,246,918,855
Net Assets, End of Period $17,218,818 $19,315,680 $3,488,585,450 $3,800,447,351
Capital Stock Share Transactions
Class A shares
Sold – – 1,255,168 2,010,739
Distributions reinvested – – 5,787,680 1,664,468
Redeemed – – (2,378,158) (4,828,363)
Total Class A share transactions – – 4,664,690 (1,153,156)
Class S shares
Sold 428,118 985,943 13,506,663 17,710,622
Distributions reinvested 35,761 15,684 5,602,842 1,316,947
Redeemed (180,635) (365,354) (7,694,799) (6,670,104)
Total Class S share transactions 283,244 636,273 11,414,706 12,357,465

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Value Fund Moderate Allocation Fund
Moderately Aggressive Allocation
Fund
Moderately Conservative
Allocation Fund
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited) 10/31/2021
$39,705 $45,740 $22,983,238 $32,187,144 $25,209,086 $22,963,661 $10,522,088 $15,101,370
388,445 669,174 74,511,297 162,459,959 157,212,313 212,168,370 7,969,946 28,730,798
(526,699) 2,378,510 (508,635,073) 470,036,522 (675,658,097) 685,173,838 (155,466,572) 102,213,234
(98,549) 3,093,424 (411,140,538) 664,683,625 (493,236,698) 920,305,869 (136,974,538) 146,045,402
– – (129,503,650) (77,313,722) (180,384,218) (99,693,731) (25,519,275) (27,428,648)
(516,282) (37,031) (87,521,358) (44,306,971) (96,124,799) (43,770,425) (18,303,713) (15,329,618)
(516,282) (37,031) (217,025,008) (121,620,693) (276,509,017) (143,464,156) (43,822,988) (42,758,266)
(516,282) (37,031) (217,025,008) (121,620,693) (276,509,017) (143,464,156) (43,822,988) (42,758,266)
– – 88,072,122 174,778,953 82,859,649 166,016,578 35,521,476 83,643,772
– – 128,768,536 76,806,419 179,697,925 99,262,570 25,285,422 27,158,232
– – (118,018,006) (240,623,012) (133,696,171) (294,264,132) (52,902,217) (106,150,717)
– – 98,822,652 10,962,360 128,861,403 (28,984,984) 7,904,681 4,651,287
6,907,215 13,088,361 242,360,347 445,523,513 221,594,239 388,611,769 123,038,186 226,249,318
513,257 37,028 87,246,011 44,134,441 96,016,229 43,695,492 18,195,093 15,228,837
(2,222,491) (9,166,559) (128,922,070) (202,183,832) (112,535,407) (199,388,159) (70,128,929) (102,570,188)
5,197,981 3,958,830 200,684,288 287,474,122 205,075,061 232,919,102 71,104,350 138,907,967
5,197,981 3,958,830 299,506,940 298,436,482 333,936,464 203,934,118 79,009,031 143,559,254
4,583,150 7,015,223 (328,658,606) 841,499,414 (435,809,251) 980,775,831 (101,788,495) 246,846,390
12,017,298 5,002,075 3,703,149,092 2,861,649,678 4,139,198,542 3,158,422,711 1,322,650,709 1,075,804,319
$16,600,448 $12,017,298 $3,374,490,486 $3,703,149,092 $3,703,389,291 $4,139,198,542 $1,220,862,214 $1,322,650,709
– – 5,612,195 11,010,433 4,839,328 9,565,150 2,691,801 6,214,098
– – 8,045,113 5,045,918 10,151,297 6,115,747 1,870,130 2,052,210
– – (7,559,023) (15,185,624) (7,806,800) (17,071,294) (4,005,786) (7,874,686)
– – 6,098,285 870,727 7,183,825 (1,390,397) 556,145 391,622
432,382 865,433 15,488,195 27,876,693 12,793,766 22,123,318 9,274,764 16,703,347
32,693 2,943 5,434,278 2,880,163 5,368,378 2,665,196 1,342,481 1,144,996
(139,151) (614,871) (8,274,562) (12,682,391) (6,510,092) (11,407,692) (5,339,099) (7,565,426)
325,924 253,505 12,647,911 18,074,465 11,652,052 13,380,822 5,278,146 10,282,917

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Money Market Fund Municipal Bond Fund
For the periods ended
4/29/2022
(unaudited) 10/31/2021
4/29/2022
(unaudited) 10/31/2021
Operations
Net investment income/(loss) $– $(34,333) $19,302,597 $41,027,076
Net realized gains/(losses) 4,859 50,257 (7,048,365) (89,399)
Change in net unrealized appreciation/(depreciation) (76,382) – (146,819,970) 13,406,691
Net Change in Net Assets Resulting From Operations (71,523) 15,924 (134,565,738) 54,344,368
Distributions to Shareholders
From income/realized gains Class A – – (14,783,768) (32,609,347)
From income/realized gains Class S – – (5,998,942) (11,266,785)
Total from income/realized gains – – (20,782,710) (43,876,132)
Total Distributions to Shareholders – – (20,782,710) (43,876,132)
Capital Stock Transactions
Class A
Sold 150,693,392 232,899,785 23,199,469 61,567,831
Distributions reinvested – – 12,807,839 28,219,726
Redeemed (129,579,292) (282,844,767) (68,791,569) (128,416,338)
Total Class A Capital Stock Transactions 21,114,100 (49,944,982) (32,784,261) (38,628,781)
Class S
Sold 405,805,493 564,681,318 56,531,852 169,032,240
Distributions reinvested – – 5,676,577 10,516,230
Redeemed (324,952,490) (644,246,667) (72,587,627) (76,034,162)
Total Class S Capital Stock Transactions 80,853,003 (79,565,349) (10,379,198) 103,514,308
Capital Stock Transactions 101,967,103 (129,510,331) (43,163,459) 64,885,527
Net Increase/(Decrease) in Net Assets 101,895,580 (129,494,407) (198,511,907) 75,353,763
Net Assets, Beginning of Period 625,390,606 754,885,013 1,626,297,241 1,550,943,478
Net Assets, End of Period $727,286,186 $625,390,606 $1,427,785,334 $1,626,297,241
Capital Stock Share Transactions
Class A shares
Sold 150,693,392 232,899,785 2,050,467 5,291,950
Distributions reinvested – – 1,152,082 2,428,038
Redeemed (129,579,291) (282,844,765) (6,182,278) (11,046,062)
Total Class A share transactions 21,114,101 (49,944,980) (2,979,729) (3,326,074)
Class S shares
Sold 405,805,493 564,681,318 5,009,658 14,514,160
Distributions reinvested – – 510,574 904,902
Redeemed (324,952,489) (644,246,666) (6,512,752) (6,541,888)
Total Class S share transactions 80,853,004 (79,565,348) (992,520) 8,877,174

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Opportunity Income Plus Fund Small Cap Growth Fund Small Cap Stock Fund
4/29/2022 (unaudited) 10/31/2021 4/29/2022 (unaudited) 10/31/2021 4/29/2022 (unaudited) 10/31/2021
$11,628,207 $23,736,399 $(473,678) $(591,837) $900,785 $1,193,924
(5,115,254) 3,262,022 (7,229,477) 4,832,149 85,858,745 169,382,991
(56,438,943) 8,772,640 (38,624,195) 19,878,720 (202,238,957) 225,836,373
(49,925,990) 35,771,061 (46,327,350) 24,119,032 (115,479,427) 396,413,288
(3,438,000) (6,422,346) – – (76,293,077) (9,092,913)
(9,188,039) (17,353,657) (4,145,026) (567,136) (93,636,864) (5,462,116)
(12,626,039) (23,776,003) (4,145,026) (567,136) (169,929,941) (14,555,029)
(12,626,039) (23,776,003) (4,145,026) (567,136) (169,929,941) (14,555,029)
10,264,344 22,825,334 – – 13,064,522 37,006,920
3,170,418 5,908,512 – – 75,541,390 9,011,811
(20,475,704) (37,822,150) – – (27,436,804) (61,286,053)
(7,040,942) (9,088,304) – – 61,169,108 (15,267,322)
89,562,101 201,631,995 32,190,520 155,654,378 319,051,832 573,014,370
8,957,469 16,439,639 4,139,898 567,051 91,155,044 5,443,933
(171,420,242) (145,595,853) (26,684,077) (16,948,934) (163,306,508) (140,271,362)
(72,900,672) 72,475,781 9,646,341 139,272,495 246,900,368 438,186,941
(79,941,614) 63,387,477 9,646,341 139,272,495 308,069,476 422,919,619
(142,493,643) 75,382,535 (40,826,035) 162,824,391 22,660,108 804,777,878
848,659,386 773,276,851 181,386,551 18,562,160 1,469,771,364 664,993,486
$706,165,743 $848,659,386 $140,560,516 $181,386,551 $1,492,431,472 $1,469,771,364
1,039,307 2,242,208 – – 535,232 1,463,134
324,430 580,646 – – 3,111,905 399,150
(2,077,820) (3,716,413) – – (1,119,671) (2,434,054)
(714,083) (893,559) – – 2,527,466 (571,770)
9,047,222 19,817,114 1,850,649 8,456,933 9,994,632 16,851,788
915,325 1,615,440 218,349 33,180 2,835,437 188,062
(17,202,202) (14,311,868) (1,498,588) (886,841) (5,133,357) (4,275,815)
(7,239,655) 7,120,686 570,410 7,603,272 7,696,712 12,764,035

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 25 separate series
(each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four asset allocation Funds, three income plus Funds, ten equity Funds, seven fixed-income Funds and one money market Fund. This report includes 23 of the Funds while Thrivent Diversified Income Plus Fund and Thrivent Multidimensional Income Fund have a fiscal year end on a calendar-year basis and are presented under a separate shareholder report.
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize. The Trust includes two classes of shares: Class A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% for all Funds other than Government Bond Fund and Limited Maturity Bond
Fund, which have a 12b-1 fee of 0.125%, and Money Market Fund, which does not have a 12b-1 fee.  Class A shares have a maximum front-end sales load of 4.50%, although some Funds have a reduced or no front-end sales load. Class S shares are offered at net asset value and have no annual 12b-1 fees.  The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. High Income Municipal Bond
Fund, Low Volatility Equity Fund, Mid Cap Growth Fund, Mid Cap
Value Fund, Multidimensional Income Fund, and Small Cap Growth
Fund offer only Class S Shares, all other of the 19 Funds of the Trust offer Class A and Class S shares. Class A shares of Government
Bond Fund are closed to all purchases and exchanges into the
Fund, other than reinvestment of dividends by current shareholders of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price.
Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment
adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.”
or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the
Funds' securities to the Funds' investment Adviser. The Adviser has formed a Valuation Committee (the “Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures. The Committee meets on a
monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of April 29, 2022, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividend and capital gain
distributions are recorded on the ex-dividend date. With the exception of the Money Market Fund, net realized gains from
securities transactions, if any, are paid at least annually after the close of the fiscal year.  In addition, the funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
* Dividends are net of any short-term realized gains or losses on the sale of securities.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the
Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Fund
Dividends
Declared
Dividends
Paid
Aggressive Allocation Annually Annually
Balanced Income Plus  Quarterly Quarterly
Global Stock Annually Annually
Government Bond  Daily  Monthly
High Income Municipal Bond Daily
Monthly
High Yield Daily Monthly
Income  Daily  Monthly
International Allocation Annually Annually
Large Cap Growth Annually  Annually
Large Cap Value Annually Annually
Limited Maturity Bond  Daily Monthly
Low Volatility Equity  Annually Annually
Mid Cap Growth Annually Annually
Mid Cap Stock  Annually Annually
Mid Cap Value
Annually Annually
Moderate Allocation  Quarterly Quarterly
Moderately Aggressive Allocation Annually Annually
Moderately Conservative Allocation Quarterly Quarterly
Money Market*  Daily Monthly
Municipal Bond  Daily Monthly
Opportunity Income Plus Daily Monthly
Small Cap Growth Annually Annually
Small Cap Stock  Annually Annually

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the six months ended April 29, 2022, Aggressive
Allocation, Government Bond, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used options on mortgage backed securities to generate income and/or to manage duration of the Fund.
Futures Contracts
— All Funds, with the exception of the Money
Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the
Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended April 29, 2022, Aggressive
Allocation, Balanced Income Plus, Government Bond, High Income
Municipal Bond, High Yield, Income, Limited Maturity Bond,
Moderate Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.
During the six months ended April 29, 2022, Aggressive Allocation,
Balanced Income Plus, Global Stock, International Allocation,
Low Volatility Equity, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used equity futures to manage exposure to the equities markets.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the six months ended April 29, 2022, High Yield, Moderate
Allocation, Moderately Aggressive Allocation and Moderately
Conservative Allocation used CDX Indexes (comprised of credit default swaps) to help manage credit risk exposures within the Fund.
 For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 58,730,000 – 58,730,000 58,730,000 – – –
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Aggressive Allocation
Securities Lending 16,265,603 – 16,265,603 15,291,265 – – 974,338
(^)
Balanced Income Plus
Securities Lending 8,428,258 – 8,428,258 8,086,482 – – 341,776
(^)
Global Stock
Securities Lending 16,429,932 – 16,429,932 14,235,588 – – 2,194,344
(^)
High Yield
Securities Lending 37,415,559 – 37,415,559 34,813,523 – – 2,602,036
(^)
Income
Securities Lending 18,413,576 – 18,413,576 17,233,039 – – 1,180,537
(^)
International Allocation
Securities Lending 13,586,428 – 13,586,428 12,739,198 – – 847,230
(^)
Large Cap Growth
Securities Lending 2,290,000 – 2,290,000 – – – 2,290,000
(^)
Limited Maturity Bond
Securities Lending 6,918,520 – 6,918,520 6,025,967 – – 892,553
(^)
Mid Cap Growth
Securities Lending 179,725 – 179,725 171,353 – – 8,372
(^)
Moderate Allocation
Securities Lending 33,182,599 – 33,182,599 31,180,553 – – 2,002,046
(^)
Moderately Aggressive
Allocation
Securities Lending 35,110,013 – 35,110,013 32,943,185 – – 2,166,828
(^)
Moderately Conservative
Allocation
Securities Lending 14,771,477 – 14,771,477 14,035,761 – – 735,716
(^)
Opportunity Income Plus
Securities Lending 13,014,383 – 13,014,383 12,301,658 – – 712,725
(^)
Small Cap Growth
Securities Lending 1,217,930 – 1,217,930 1,117,056 – – 100,874
(^)
Small Cap Stock
Securities Lending 20,780,850 – 20,780,850 19,794,936 – – 985,914
(^)
(**) Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^) Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
As of April 29, 2022, the value of securities on loan is as follows:
When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Funds
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Fund may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the
Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The
Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that
Fund Securities on Loan
Aggressive Allocation $ 15,291,265
Balanced Income Plus 8,086,482
Global Stock 14,235,588
Fund Securities on Loan
High Yield 34,813,523
Income 17,233,039
International Allocation 12,739,198
Limited Maturity Bond 6,025,967
Mid Cap Growth 171,353
Moderate Allocation 31,180,553
Moderately Aggressive Allocation 32,943,185
Moderately Conservative Allocation 14,035,761
Opportunity Income Plus 12,301,658
Small Cap Growth 1,117,056
Small Cap Stock 19,794,936

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

are found by the Adviser or subadviser to be creditworthy. During the six months ended April 29, 2022, Money Market Fund engaged in this type of investment.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
—  In the event of adversary action
proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  During the six months ended April 29, 2022, no contingent liabilities were reported.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.
Line of Credit
— Each Fund (with the exception of Money Market
Fund) along with other portfolios managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed,
$50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the
Federal Funds Rate or the Overnight Bank Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit agreement shall expire on December 27, 2022 unless extended
by mutual agreement of State Street Bank and Trust Company and the Funds.  The Funds had no borrowings during the six months ended April 29, 2022.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate (" LIBOR") and other reference rates expected to be discontinued.  The ASU No.
2020-04 was effective immediately upon release of the standard on
March 12, 2020 and can be applied prospectively through December
31, 2022.  At this time, management is evaluating implications of these changes on the financial statement disclosures.  Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadline.

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.
The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Fund (M - Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.750% 0.725% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation 0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Fund (M - Millions) $0 to $250M
Over $250 to
$1,000M
Over $1,000 to
$1,500M Over $1,500M
International Allocation 0.700%
 0.650%
 0.625%   0.600%
Fund (M - Millions)  $0 to $500M
Over $500M to
$1,000M
Over $1,000 to
$2,000M
Over $2,000 to
$2,500M
Over $2,500 to
$5,000M Over $5,000M
Large Cap Growth (until 12/31/2021) 0.700% 0.675% 0.650% 0.650% 0.600% 0.575%
Large Cap Growth (effective 1/1/2022)  0.675%  0.675% 0.625% 0.600% 0.600% 0.600%
Fund (M - Millions) All Assets
Money Market (until 12/31/2021) 0.350%
Money Market (effective 1/1/2022) 0.250%
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Balanced Income Plus 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%
Global Stock 0.650% 0.650% 0.650% 0.650% 0.650% 0.575% 0.575% 0.500% 0.475% 0.450% 0.425%
Government Bond 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
High Income Municipal Bond 0.500% 0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
High Yield 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.300% 0.300% 0.300% 0.300%
Income 0.350% 0.350% 0.350% 0.350% 0.350% 0.325% 0.325% 0.300% 0.300% 0.300% 0.300%
Large Cap Value 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Limited Maturity Bond 0.300% 0.300% 0.300% 0.300% 0.300% 0.275% 0.275% 0.250% 0.250% 0.250% 0.250%
Low Volatility Equity 0.600% 0.600% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Mid Cap Growth 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Municipal Bond 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.350% 0.350% 0.325% 0.300%
Opportunity Income Plus 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.375% 0.375% 0.350% 0.325%
Small Cap Growth 0.800% 0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

Sub-Adviser Fees
— The following subadvisory fees are charged
as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Fund.
International Allocation Fund
The Adviser has entered into a subadvisory agreement with
Goldman Sachs Asset Management, L.P. ("GSAM") for the
performance of subadvisory services.  The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets and 0.54% of average daily net assets in excess of $250 million.  International Allocation Portfolio, a series of Thrivent Series
Fund, Inc., the shares of which are only available for purchase by separate accounts of and retirement plans sponsored by Thrivent
Financial and which may be sold to separate accounts of insurance companies not affiliated with Thrivent Financial, is included in determining breakpoints for the assets managed by GSAM.
Expense Reimbursements
— For the six months ended April 29,
2022, contractual expense reimbursements, as a percentage of net assets, were in effect:
*Thrivent Asset Management has voluntarily agreed to reimburse certain class-specific and fund level expenses of Thrivent Money
Market Fund to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund.
^Prior expense reimbursements of 0.15% for class A and 0.10%
for class S expired on December 31, 2021.
For the six months ended April 29, 2022, contractual expense reimbursements to limit expenses to the following percentages were in effect:
*Prior expense cap of 0.85% on Class A expired on December
31, 2021.
**Expense cap of 0.55% on Class S effective on February 28,
2022.
***Prior expense cap of 1.08% expired on February 28, 2022.
Each of the four Asset Allocation Funds paid a fee for investment advisory services. The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least February
28, 2023, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser. For the six months ended April 29, 2022, the following expense reimbursements, as a percentage of net assets, were in paid to the Fund:
 * Expense reimbursements are accrued daily and paid by
Thrivent Asset Mgt. monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.
Subject to certain limitations, all Funds in the Trust except for
Money Market Fund may invest in other Funds, Thrivent Cash
Management Trust, and Thrivent Core Funds. These related-party transactions are subject to the same terms as non-related party transactions.  To avoid duplicate investment advisory fees, Thrivent
Asset Mgt. reimburses an amount equal to any investment advisory fees indirectly incurred by the Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Class A shares have an annual
12b-1 fee of 0.25% for all Funds other than Government Bond Fund and Limited Maturity Bond Fund, which have a 12b-1 fee of 0.125%, and Money Market Fund, which does not have a 12b-1 fee.
Sales Charges and Other Fees
— For the six months ended
April 29, 2022, Thrivent Investment Management Inc. ("Thrivent
Investment Mgt.") and Thrivent Distributors, LLC received $539,109 of aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. The Funds pay an annual fixed fee plus a percentage of net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly. For the six months ended
April 29, 2022, Thrivent Asset Mgt. received aggregate fees for
Fund Class A
Expiration
Date
Money Market*^ 0.05% 2/28/2023
Fund
Class A
Class S
Expiration
Date
Government Bond 0.75%* 0.55%** 2/28/2023
High Income Municipal
Bond N/A 0.60% 2/28/2023
International Allocation 1.20% N/A 2/28/2023
Large Cap Growth*** N/A N/A 2/28/2023
Low Volatility Equity N/A 0.95% 2/28/2023
Mid Cap Growth N/A 0.90% 2/28/2023
Mid Cap Value N/A 0.90% 2/28/2023
Small Cap Growth N/A 0.95% 2/28/2023
Fund Class A Class S
Expiration
Date
Aggressive Allocation* 0.19% 0.20% 2/28/2023
Moderate Allocation* 0.19% 0.19% 2/28/2023
Moderately Aggressive
Allocation* 0.24% 0.24% 2/28/2023
Moderately Conservative
Allocation* 0.15% 0.15% 2/28/2023

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

accounting and administrative personnel and services of $3,375,124 from the Trust.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts.  These fees are accrued daily and paid monthly. For the six months ended April 29, 2022, Thrivent
Investor Services received $12,318,881 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Trust. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual
Funds.  Thrivent Money Market Fund is not eligible for the deferral plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the
Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan
received $388,804 in fees from the Trust for the Funds covered in this shareholder report for the six months ended April 29, 2022. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt.,
Thrivent Investor Services and Thrivent Distributors, LLC; however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the
Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made for investments in these Funds.  This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Trust and the Adviser.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended April 29, 2022, none of the Funds borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which may differ from GAAP.  To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.  At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of April 29, 2022, the tax basis balance has not yet been determined.
At October 31, 2021, the following Funds had accumulated
net capital loss carryovers as follows:
* These capital loss carryovers are limited under the Internal
Revenue Code as to future utilization.
To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
Fund
Capital Loss
Carryover
Global Stock * $ 6,760,947
Government Bond 422,879
High Income Municipal Bond 207,529
High Yield 65,408,503
International Allocation * 1,318,704
Municipal Bond 13,828,749
Opportunity Income Plus 18,489,063

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended April 29, 2022, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of April 29, 2022, the following Funds held restricted securities:
The Funds have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities from or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended April 29, 2022, the following Funds engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transaction amounts were greater than 0.045% of the respective fund's net assets:
During the six months ended April 29, 2022, the following Funds engaged in sale transactions pursuant to Rule 17a-7 of the 1940
Act. These transaction amounts were greater than 0.045% of the respective fund's net assets:
(7) RELATED PARTY TRANSACTIONS
As of April 29, 2022, related parties (other than the Thrivent Asset
Allocation Funds) held the following shares in excess of 5% of
Thrivent Mutual Funds:
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $354,950 $240,422
Balanced Income Plus 75,983 76,106
Global Stock 527,396 585,913
Government Bond 2,197 3,837
High Income Municipal Bond 13,963 8,226
High Yield 152,768 196,518
Income 194,759 248,244
International Allocation 398,741 412,921
Large Cap Growth 700,483 555,402
Large Cap Value 232,088 136,403
Limited Maturity Bond 317,050 358,503
Low Volatility Equity 12,684 10,341
Mid Cap Growth 6,202 3,118
Mid Cap Stock 599,771 434,100
Mid Cap Value 5,910 1,665
Moderate Allocation 671,376 446,090
Moderately Aggressive Allocation 739,970 479,809
Moderately Conservative Allocation 190,260 133,975
Municipal Bond 345,051 371,243
Opportunity Income Plus 157,394 191,801
Small Cap Growth 46,840 41,562
Small Cap Stock 367,896 225,918
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $131,256 $131,123
Balanced Income Plus 392,383 371,144
Government Bond 186,874 196,454
Income 34,145 47,354
Limited Maturity Bond 113,485 220,133
Moderate Allocation 1,247,586 1,297,177
Moderately Aggressive Allocation 744,933 781,101
Moderately Conservative Allocation 745,259 748,801
Opportunity Income Plus 579,716 599,478
Fund
Number of
Securities
Percent of Fund's
Net Assets
Balanced Income Plus 3 0.11%
High Yield 3 0.20%
Income 1 0.01%
Moderate Allocation 1 0.01%
Fund
Number of
Securities
Percent of Fund's
Net Assets
Moderately Aggressive
Allocation 1 0.00%
Moderately Conservative
Allocation 1 0.01%
Municipal Bond 1 0.06%
Opportunity Income Plus 3 0.29%
Fund Purchase Amount
Balanced Income Plus $1,044,648
Mid Cap Stock 100,124,652
Moderate Allocation 13,823,936
Moderately Conservative Allocation 11,735,082
Small Cap Stock 167,346,860
Fund
Sales
Proceeds
 Realized
Gain/(Loss)
Aggressive Allocation  $33,753,188  $5,741,078
Global Stock  10,874,568 1,269,935
Moderately Aggressive Allocation 19,505,749 3,149,713
Moderate Allocation 9,394,909 1,599,573
Fund Shares
Percent
of Fund's
Outstanding
Shares
Government Bond 6,111,804 63.4%
International Allocation 12,576,438 14.1%

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

As of April 29, 2022, retirement plans sponsored by Thrivent
Financial for Lutherans held the following shares in excess of 5% of
Thrivent Mutual Funds:
Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of April 29, 2022, the following Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Fund will
be subject to a number of actual or potential conflicts of interest.
For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/
or such affiliates. The Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the
Adviser, including other Funds. The Adviser may have an incentive
(financial or otherwise) to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, and
Fund Shares
Percent
of Fund's
Outstanding
Shares
Aggressive Allocation 12,134,624 10.3%
Income 7,820,795 6.8%
Fund Sector
% of Total
Net Assets
Government Bond
Mortgage-Backed
Securities 32.1%
Government Bond U.S. Govt. & Agencies 37.8%
Income Financials 34.5%
Large Cap Growth Information Technology 35.9%
Limited Maturity Bond Financials 26.7%
Small Cap Growth Industrials 27.4%

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Subadviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’
operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the
Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operation risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payments obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Health Crisis Risk
— The global pandemic outbreak of COVID-19
has resulted in substantial market volatility and global business disruption. The ongoing COVID-19 outbreak and future pandemics could affect the global economy and markets in ways that cannot be foreseen and may exacerbate other types of risks. The full impact of the COVID-19 pandemic cannot accurately be predicted and may negatively impact the value of the Fund’s investments.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities. During periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent
Moderately Aggressive Allocation Fund and Thrivent Moderately
Conservative Allocation Fund (each, a “Thrivent Asset Allocation
Fund”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Affiliated Funds”). From time to time, one or more of the Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Funds or other investors. These transactions may affect the Affiliated Funds since Affiliated
Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Affiliated
Funds that receive additional cash will have to invest such cash.
These effects may be particularly important when one or more of the
Thrivent Asset Allocation Funds owns a substantial portion of any
Affiliated Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Affiliated Fund may be adversely affected if the Affiliated Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Funds may own substantial portions of some Affiliated Funds, a redemption or reallocation by a Thrivent
Asset Allocation Fund away from an Affiliated Fund could cause the
Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The Fund’s incorporation of ESG
considerations in the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not screen for ESG attributes. The assessment of potential Fund investments and ESG considerations may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, or affiliated Funds) may make relatively large redemptions or purchases of shares. These transactions may
cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a
Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
LIBOR Risk
— The Fund may be exposed to financial instruments
that are tied to LIBOR (London Interbank Offered Rate) to determine payment obligations, financing terms or investment value. Such financial instruments may include bank loans, derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the U.K. Financial
Conduct Authority announced a desire to phase out the use of
LIBOR by the end of 2021. As a result, market participants have begun transitioning away from LIBOR, but certain obstacles remain with regard to converting certain securities and transactions to a new benchmark or benchmarks. Although many LIBOR rates were
phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or its investments are not known.
Any additional regulatory or market changes that occur as a result of the transition away from LIBOR and the adoption of alternative reference rates may have an adverse impact on the value of the
Fund's investments, performance or financial condition, and might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Multi-Manager Risk
— The investment style employed by the
subadviser may not be complementary to that of the Adviser.
The interplay of the strategy employed by the subadviser and the Adviser may result in the Fund indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Fund’s performance depending upon
the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains.
Municipal Bond Risk
— The Fund’s performance may be
affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

yield levels. Some municipal bonds may be repaid prior to maturity if interest rates decrease. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Other Funds Risk
— Because the Fund invests in other funds,
the performance of the Fund is dependent, in part, upon the
performance of other funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that will be borne by the Fund.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Redemption Risk
— The Fund may need to sell portfolio securities
to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities

Thrivent Mutual Funds
Notes to Financial Statements
April 29, 2022
(unaudited)

because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Fund may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Tax Risk
— Changes in federal income tax laws or rates may affect
both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
f
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Aggressive Allocation Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) $ 20.79 $ 0.08 $ (2.37) $ (2.29) $ (0.19) $ (1.77)
Year Ended 10/31/2021 15.41 0.03 5.88 5.91 (0.06) (0.47)
Year Ended 10/31/2020 15.60 0.08 0.71 0.79 (0.13) (0.85)
Year Ended 10/31/2019 15.51 0.11 1.22 1.33 (0.12) (1.12)
Year Ended 10/31/2018 16.01 0.06 0.39 0.45 (0.06) (0.89)
Year Ended 10/31/2017 13.11 0.05 2.98 3.03 (0.07) (0.06)
Class S Shares
Period Ended 4/29/2022 (unaudited) 21.04 0.11 (2.42) (2.31) (0.22) (1.77)
Year Ended 10/31/2021 15.58 0.06 5.95 6.01 (0.08) (0.47)
Year Ended 10/31/2020 15.77 0.11 0.71 0.82 (0.16) (0.85)
Year Ended 10/31/2019 15.68 0.13 1.24 1.37 (0.16) (1.12)
Year Ended 10/31/2018 16.17 0.10 0.40 0.50 (0.10) (0.89)
Year Ended 10/31/2017 13.25 0.08 3.02 3.10 (0.12) (0.06)
Balanced Income Plus Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) 15.33 0.15 (1.37) (1.22) (0.16) (0.79)
Year Ended 10/31/2021 12.63 0.21 2.70 2.91 (0.21) –
Year Ended 10/31/2020 12.69 0.26 (0.07) 0.19 (0.25) –
Year Ended 10/31/2019 12.93 0.31 0.58 0.89 (0.35) (0.78)
Year Ended 10/31/2018 13.26 0.32 (0.18) 0.14 (0.31) (0.16)
Year Ended 10/31/2017 12.22 0.29 1.01 1.30 (0.26) –
Class S Shares
Period Ended 4/29/2022 (unaudited) 15.30 0.16 (1.37) (1.21) (0.18) (0.79)
Year Ended 10/31/2021 12.60 0.24 2.71 2.95 (0.25) –
Year Ended 10/31/2020 12.66 0.29 (0.07) 0.22 (0.28) –
Year Ended 10/31/2019 12.90 0.34 0.58 0.92 (0.38) (0.78)
Year Ended 10/31/2018 13.23 0.36 (0.18) 0.18 (0.35) (0.16)
Year Ended 10/31/2017 12.20 0.32 1.02 1.34 (0.31) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (1.96) $ 16.54 (12.13)% $ 1,094.9 0.92% 0.89% 1.11% 0.70% 20%
(0.53) 20.79 39.05% 1,261.7 0.91% 0.15% 1.11% (0.05)% 50%
(0.98) 15.41 5.12% 951.7 0.95% 0.57% 1.15% 0.37% 48%
(1.24) 15.60 9.60% 955.0 0.94% 0.74% 1.15% 0.52% 58%
(0.95) 15.51 2.89% 896.6 0.91% 0.40% 1.15% 0.15% 52%
(0.13) 16.01 23.31% 879.6 0.92% 0.32% 1.19% 0.05% 59%
(1.99) 16.74 (12.08)% 866.3 0.75% 1.04% 0.95% 0.84% 20%
(0.55) 21.04 39.35% 887.9 0.74% 0.29% 0.94% 0.09% 50%
(1.01) 15.58 5.25% 543.6 0.78% 0.68% 0.98% 0.48% 48%
(1.28) 15.77 9.80% 445.1 0.76% 0.87% 0.97% 0.66% 58%
(0.99) 15.68 3.20% 336.4 0.66% 0.61% 0.90% 0.37% 52%
(0.18) 16.17 23.64% 238.1 0.63% 0.56% 0.89% 0.29% 59%
(0.95) 13.16 (8.48)% 259.2 0.99% 2.13% 0.99% 2.13% 105%
(0.21) 15.33 23.19% 283.4 1.01% 1.41% 1.01% 1.41% 157%
(0.25) 12.63 1.61% 235.0 1.04% 2.04% 1.04% 2.04% 85%
(1.13) 12.69 7.60% 250.2 1.04% 2.49% 1.04% 2.49% 113%
(0.47) 12.93 0.99% 246.3 1.03% 2.38% 1.03% 2.38% 149%
(0.26) 13.26 10.78% 250.7 1.06% 2.26% 1.06% 2.26% 145%
(0.97) 13.12 (8.45)% 173.8 0.74% 2.38% 0.74% 2.38% 105%
(0.25) 15.30 23.56% 171.7 0.75% 1.64% 0.75% 1.64% 157%
(0.28) 12.60 1.88% 108.5 0.78% 2.30% 0.78% 2.30% 85%
(1.16) 12.66 7.92% 140.1 0.77% 2.75% 0.77% 2.75% 113%
(0.51) 12.90 1.31% 120.3 0.72% 2.74% 0.72% 2.74% 149%
(0.31) 13.23 11.09% 94.5 0.73% 2.58% 0.73% 2.58% 145%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Global Stock Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) $ 32.65 $ 0.08 $ (3.85) $ (3.77) $ (0.23) $ (3.90)
Year Ended 10/31/2021 23.82 0.14 9.51 9.65 (0.19) (0.63)
Year Ended 10/31/2020 26.16 0.15 0.62 0.77 (0.32) (2.79)
Year Ended 10/31/2019 26.59 0.34 1.45 1.79 (0.30) (1.92)
Year Ended 10/31/2018 29.21 0.31 (0.21) 0.10 (0.27) (2.45)
Year Ended 10/31/2017 24.77 0.30 5.13 5.43 (0.29) (0.70)
Class S Shares
Period Ended 4/29/2022 (unaudited) 33.09 0.13 (3.90) (3.77) (0.32) (3.90)
Year Ended 10/31/2021 24.14 0.23 9.62 9.85 (0.27) (0.63)
Year Ended 10/31/2020 26.46 0.24 0.64 0.88 (0.41) (2.79)
Year Ended 10/31/2019 26.88 0.43 1.46 1.89 (0.39) (1.92)
Year Ended 10/31/2018 29.50 0.41 (0.21) 0.20 (0.37) (2.45)
Year Ended 10/31/2017 25.01 0.40 5.17 5.57 (0.38) (0.70)
Government Bond Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) 10.07 0.06 (0.75) (0.69) (0.06) –
Year Ended 10/31/2021 10.53 0.09 (0.24) (0.15) (0.09) (0.22)
Year Ended 10/31/2020 10.11 0.14 0.44 0.58 (0.14) (0.02)
Year Ended 10/31/2019 9.47 0.19 0.64 0.83 (0.19) –
Year Ended 10/31/2018 9.92 0.19 (0.38) (0.19) (0.19) (0.07)
Year Ended 10/31/2017 10.14 0.14 (0.20) (0.06) (0.14) (0.02)
Class S Shares
Period Ended 4/29/2022 (unaudited) 10.08 0.07 (0.76) (0.69) (0.07) –
Year Ended 10/31/2021 10.53 0.11 (0.23) (0.12) (0.11) (0.22)
Year Ended 10/31/2020 10.11 0.15 0.44 0.59 (0.15) (0.02)
Year Ended 10/31/2019 9.47 0.20 0.64 0.84 (0.20) –
Year Ended 10/31/2018 9.92 0.20 (0.38) (0.18) (0.20) (0.07)
Year Ended 10/31/2017 10.14 0.15 (0.20) (0.05) (0.15) (0.02)
High Income Municipal Bond Fund
Class S Shares
Period Ended 4/29/2022 (unaudited) 10.95 0.13 (1.30) (1.17) (0.13) –
Year Ended 10/31/2021 10.29 0.31 0.66 0.97 (0.31) –
Year Ended 10/31/2020 10.66 0.30 (0.36) (0.06) (0.31) –
Year Ended 10/31/2019 9.86 0.31 0.81 1.12 (0.32) –
Year Ended 10/31/2018
(d)
10.00 0.22 (0.14) 0.08 (0.22) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d) Since fund inception, February 28, 2018.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (4.13) $ 24.75 (13.10)% $ 1,503.5 0.96% 0.70% 0.96% 0.70% 29%
(0.82) 32.65 41.28% 1,802.8 0.96% 0.45% 0.96% 0.45% 60%
(3.11) 23.82 2.78% 1,383.1 1.02% 0.75% 1.02% 0.75% 59%
(2.22) 26.16 7.73% 1,478.5 1.01% 1.39% 1.01% 1.39% 73%
(2.72) 26.59 0.22% 1,492.5 0.99% 1.15% 0.99% 1.15% 52%
(0.99) 29.21 22.61% 1,594.8 1.01% 1.11% 1.01% 1.11% 73%
(4.22) 25.10 (12.96)% 375.1 0.64% 1.02% 0.64% 1.02% 29%
(0.90) 33.09 41.67% 429.9 0.64% 0.78% 0.64% 0.78% 60%
(3.20) 24.14 3.18% 301.3 0.66% 1.10% 0.66% 1.10% 59%
(2.31) 26.46 8.12% 296.7 0.65% 1.75% 0.65% 1.75% 73%
(2.82) 26.88 0.56% 276.6 0.64% 1.50% 0.64% 1.50% 52%
(1.08) 29.50 23.06% 263.3 0.65% 1.47% 0.65% 1.47% 73%
(0.06) 9.32 (6.83)% 3.0 0.79% 1.29% 1.15% 0.93% 197%
(0.31) 10.07 (1.50)% 3.6 0.85% 0.86% 1.09% 0.62% 427%
(0.16) 10.53 5.76% 4.1 0.85% 1.32% 1.08% 1.10% 322%
(0.19) 10.11 8.84% 4.5 0.85% 1.94% 1.06% 1.73% 274%
(0.26) 9.47 (1.99)% 4.9 0.85% 1.92% 1.04% 1.73% 280%
(0.16) 9.92 (0.56)% 6.5 0.85% 1.40% 1.00% 1.25% 193%
(0.07) 9.32 (6.85)% 86.8 0.63% 1.45% 0.67% 1.41% 197%
(0.33) 10.08 (1.21)% 104.5 0.65% 1.07% 0.65% 1.07% 427%
(0.17) 10.53 5.88% 83.9 0.73% 1.39% 0.73% 1.39% 322%
(0.20) 10.11 8.95% 49.9 0.75% 2.04% 0.77% 2.02% 274%
(0.27) 9.47 (1.89)% 52.3 0.75% 2.02% 0.79% 1.98% 280%
(0.17) 9.92 (0.47)% 52.0 0.76% 1.49% 0.79% 1.46% 193%
(0.13) 9.65 (10.75)% 34.1 0.60% 2.46% 1.18% 1.88% 23%
(0.31) 10.95 9.51% 33.6 0.60% 2.80% 1.37% 2.03% 47%
(0.31) 10.29 (0.56)% 18.2 0.61% 2.99% 1.62% 1.98% 94%
(0.32) 10.66 11.51% 13.8 0.66% 3.07% 2.36% 1.37% 93%
(0.22) 9.86 0.79% 6.6 0.43% 3.26% 3.71% (0.02)% 201%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
d
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
High Yield Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) $ 4.67 $ 0.10 $ (0.41) $ (0.31) $ (0.10) $ –
Year Ended 10/31/2021 4.49 0.20 0.18 0.38 (0.20) –
Year Ended 10/31/2020 4.73 0.22 (0.23) (0.01) (0.23) –
Year Ended 10/31/2019 4.63 0.25 0.10 0.35 (0.25) –
Year Ended 10/31/2018 4.90 0.26 (0.27) (0.01) (0.26) –
Year Ended 10/31/2017 4.76 0.25 0.14 0.39 (0.25) –
Class S Shares
Period Ended 4/29/2022 (unaudited) 4.68 0.10 (0.40) (0.30) (0.11) –
Year Ended 10/31/2021 4.49 0.22 0.19 0.41 (0.22) –
Year Ended 10/31/2020 4.73 0.24 (0.24) 0.00 (0.24) –
Year Ended 10/31/2019 4.64 0.26 0.09 0.35 (0.26) –
Year Ended 10/31/2018 4.90 0.27 (0.26) 0.01 (0.27) –
Year Ended 10/31/2017 4.76 0.27 0.13 0.40 (0.26) –
Income Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) 9.80 0.11 (1.29) (1.18) (0.12) (0.16)
Year Ended 10/31/2021 9.99 0.25 0.07 0.32 (0.24) (0.27)
Year Ended 10/31/2020 9.56 0.26 0.47 0.73 (0.26) (0.04)
Year Ended 10/31/2019 8.70 0.29 0.86 1.15 (0.29) –
Year Ended 10/31/2018 9.27 0.29 (0.54) (0.25) (0.29) (0.03)
Year Ended 10/31/2017 9.26 0.28 0.02 0.30 (0.28) (0.01)
Class S Shares
Period Ended 4/29/2022 (unaudited) 9.79 0.13 (1.28) (1.15) (0.14) (0.16)
Year Ended 10/31/2021 9.98 0.27 0.08 0.35 (0.27) (0.27)
Year Ended 10/31/2020 9.55 0.29 0.47 0.76 (0.29) (0.04)
Year Ended 10/31/2019 8.70 0.32 0.85 1.17 (0.32) –
Year Ended 10/31/2018 9.26 0.32 (0.53) (0.21) (0.32) (0.03)
Year Ended 10/31/2017 9.25 0.31 0.02 0.33 (0.31) (0.01)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.10) $ 4.26 (6.73)% $ 360.2 0.80% 4.39% 0.80% 4.39% 20%
(0.20) 4.67 8.63% 402.6 0.79% 4.36% 0.79% 4.36% 64%
(0.23) 4.49 (0.16)% 407.1 0.80% 4.96% 0.80% 4.96% 62%
(0.25) 4.73 7.74% 437.9 0.80% 5.30% 0.80% 5.30% 42%
(0.26) 4.63 (0.29)% 437.4 0.80% 5.42% 0.80% 5.42% 38%
(0.25) 4.90 8.42% 477.7 0.80% 5.25% 0.80% 5.25% 48%
(0.11) 4.27 (6.59)% 360.9 0.53% 4.65% 0.53% 4.65% 20%
(0.22) 4.68 9.15% 422.8 0.52% 4.62% 0.52% 4.62% 64%
(0.24) 4.49 0.11% 401.2 0.53% 5.22% 0.53% 5.22% 62%
(0.26) 4.73 7.79% 342.1 0.54% 5.55% 0.54% 5.55% 42%
(0.27) 4.64 0.14% 283.4 0.57% 5.65% 0.57% 5.65% 38%
(0.26) 4.90 8.68% 259.9 0.57% 5.49% 0.57% 5.49% 48%
(0.28) 8.34 (12.31)% 269.8 0.74% 2.50% 0.74% 2.50% 22%
(0.51) 9.80 3.23% 327.9 0.74% 2.50% 0.74% 2.50% 54%
(0.30) 9.99 7.79% 337.9 0.75% 2.69% 0.75% 2.69% 105%
(0.29) 9.56 13.43% 313.7 0.77% 3.19% 0.77% 3.19% 99%
(0.32) 8.70 (2.71)% 298.5 0.76% 3.25% 0.76% 3.25% 109%
(0.29) 9.27 3.34% 342.5 0.77% 3.04% 0.77% 3.04% 100%
(0.30) 8.34 (12.09)% 692.7 0.46% 2.78% 0.46% 2.78% 22%
(0.54) 9.79 3.51% 833.6 0.46% 2.78% 0.46% 2.78% 54%
(0.33) 9.98 8.11% 732.9 0.46% 2.98% 0.46% 2.98% 105%
(0.32) 9.55 13.66% 598.6 0.46% 3.49% 0.46% 3.49% 99%
(0.35) 8.70 (2.30)% 508.3 0.45% 3.57% 0.45% 3.57% 109%
(0.32) 9.26 3.66% 504.7 0.45% 3.35% 0.45% 3.35% 100%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
International Allocation Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) $ 12.13 $ 0.05 $ (1.57) $ (1.52) $ (0.21) $ (0.81)
Year Ended 10/31/2021 9.13 0.15 2.98 3.13 (0.13) –
Year Ended 10/31/2020 10.16 0.12 (0.93) (0.81) (0.22) –
Year Ended 10/31/2019 9.80 0.20 0.65 0.85 (0.17) (0.32)
Year Ended 10/31/2018 11.33 0.19 (1.34) (1.15) (0.23) (0.15)
Year Ended 10/31/2017 9.65 0.20 1.67 1.87 (0.19) –
Class S Shares
Period Ended 4/29/2022 (unaudited) 12.21 0.08 (1.57) (1.49) (0.26) (0.81)
Year Ended 10/31/2021 9.19 0.18 3.01 3.19 (0.17) –
Year Ended 10/31/2020 10.23 0.14 (0.92) (0.78) (0.26) –
Year Ended 10/31/2019 9.87 0.23 0.67 0.90 (0.22) (0.32)
Year Ended 10/31/2018 11.40 0.23 (1.34) (1.11) (0.27) (0.15)
Year Ended 10/31/2017 9.71 0.23 1.69 1.92 (0.23) –
Large Cap Growth Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) 18.84 (0.04) (3.91) (3.95) – (1.21)
Year Ended 10/31/2021 14.42 (0.10) 5.71 5.61 – (1.19)
Year Ended 10/31/2020 11.45 (0.04) 3.64 3.60 – (0.63)
Year Ended 10/31/2019 11.30 (0.02) 1.31 1.29 – (1.14)
Year Ended 10/31/2018 10.23 (0.04) 1.38 1.34 – (0.27)
Year Ended 10/31/2017 8.23 (0.04) 2.09 2.05 – (0.05)
Class S Shares
Period Ended 4/29/2022 (unaudited) 21.57 (0.04) (4.50) (4.54) – (1.21)
Year Ended 10/31/2021 16.30 (0.08) 6.54 6.46 – (1.19)
Year Ended 10/31/2020 12.82 (0.02) 4.13 4.11 – (0.63)
Year Ended 10/31/2019 12.47 0.01 1.48 1.49 – (1.14)
Year Ended 10/31/2018 11.23 – 1.51 1.51 – (0.27)
Year Ended 10/31/2017 8.99 – 2.29 2.29 – (0.05)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (1.02) $ 9.59 (13.56)% $ 118.4 1.20% 1.26% 1.31% 1.15% 46%
(0.13) 12.13 34.52% 143.6 1.20% 1.17% 1.34% 1.03% 124%
(0.22) 9.13 (8.21)% 117.0 1.20% 1.07% 1.38% 0.89% 105%
(0.49) 10.16 9.36% 144.3 1.27% 2.04% 1.43% 1.89% 106%
(0.38) 9.80 (10.52)% 138.5 1.35% 1.73% 1.47% 1.62% 75%
(0.19) 11.33 19.76% 161.4 1.36% 1.86% 1.56% 1.65% 94%
(1.07) 9.65 (13.31)% 743.0 0.81% 1.68% 0.81% 1.68% 46%
(0.17) 12.21 34.98% 849.7 0.82% 1.55% 0.82% 1.55% 124%
(0.26) 9.19 (7.90)% 632.9 0.81% 1.47% 0.81% 1.47% 105%
(0.54) 10.23 9.84% 743.0 0.87% 2.45% 0.87% 2.45% 106%
(0.42) 9.87 (10.13)% 678.3 0.94% 2.14% 0.95% 2.14% 75%
(0.23) 11.40 20.22% 747.4 0.96% 2.26% 1.01% 2.22% 94%
(1.21) 13.68 (22.36)% 364.7 1.05% (0.62)% 1.05% (0.62)% 26%
(1.19) 18.84 41.13% 480.2 1.06% (0.67)% 1.06% (0.67)% 40%
(0.63) 14.42 32.91% 351.2 1.12% (0.42)% 1.12% (0.42)% 44%
(1.14) 11.45 13.09% 259.0 1.14% (0.26)% 1.17% (0.29)% 58%
(0.27) 11.30 13.37% 237.8 1.17% (0.37)% 1.20% (0.41)% 62%
(0.05) 10.23 25.03% 210.2 1.20% (0.32)% 1.26% (0.38)% 65%
(1.21) 15.82 (22.26)% 1,531.2 0.76% (0.33)% 0.76% (0.33)% 26%
(1.19) 21.57 41.62% 1,799.2 0.76% (0.38)% 0.76% (0.38)% 40%
(0.63) 16.30 33.39% 1,136.4 0.77% (0.08)% 0.77% (0.08)% 44%
(1.14) 12.82 13.49% 839.6 0.79% 0.08% 0.79% 0.08% 58%
(0.27) 12.47 13.70% 765.8 0.81% (0.02)% 0.81% (0.02)% 62%
(0.05) 11.23 25.59% 654.1 0.82% 0.05% 0.82% 0.05% 65%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Large Cap Value Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) $ 29.73 $ 0.17 $ (0.94) $ (0.77) $ (0.27) $ (1.87)
Year Ended 10/31/2021 20.42 0.30 10.47 10.77 (0.28) (1.18)
Year Ended 10/31/2020 22.51 0.37 (2.10) (1.73) (0.36) –
Year Ended 10/31/2019 22.71 0.36 0.88 1.24 (0.27) (1.17)
Year Ended 10/31/2018 22.67 0.30 0.91 1.21 (0.24) (0.93)
Year Ended 10/31/2017 19.42 0.29 3.85 4.14 (0.24) (0.65)
Class S Shares
Period Ended 4/29/2022 (unaudited) 30.00 0.24 (0.97) (0.73) (0.35) (1.87)
Year Ended 10/31/2021 20.59 0.40 10.54 10.94 (0.35) (1.18)
Year Ended 10/31/2020 22.70 0.43 (2.10) (1.67) (0.44) –
Year Ended 10/31/2019 22.90 0.43 0.89 1.32 (0.35) (1.17)
Year Ended 10/31/2018 22.84 0.37 0.95 1.32 (0.33) (0.93)
Year Ended 10/31/2017 19.56 0.36 3.89 4.25 (0.32) (0.65)
Limited Maturity Bond Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) 12.65 0.08 (0.54) (0.46) (0.08) (0.01)
Year Ended 10/31/2021 12.67 0.17 (0.02) 0.15 (0.17) –
Year Ended 10/31/2020 12.53 0.25 0.14 0.39 (0.25) –
Year Ended 10/31/2019 12.30 0.30 0.24 0.54 (0.31) –
Year Ended 10/31/2018 12.49 0.27 (0.19) 0.08 (0.27) –
Year Ended 10/31/2017 12.48 0.21 0.01 0.22 (0.21) –
Class S Shares
Period Ended 4/29/2022 (unaudited) 12.65 0.09 (0.55) (0.46) (0.09) (0.01)
Year Ended 10/31/2021 12.67 0.19 (0.02) 0.17 (0.19) –
Year Ended 10/31/2020 12.52 0.28 0.15 0.43 (0.28) –
Year Ended 10/31/2019 12.30 0.33 0.22 0.55 (0.33) –
Year Ended 10/31/2018 12.48 0.29 (0.17) 0.12 (0.30) –
Year Ended 10/31/2017 12.48 0.23 0.01 0.24 (0.24) –
Low Volatility Equity Fund
Class S Shares
Period Ended 4/29/2022 (unaudited) 14.16 0.06 (0.67) (0.61) (0.15) (0.66)
Year Ended 10/31/2021 11.58 0.16 2.62 2.78 (0.20) –
Year Ended 10/31/2020 12.20 0.18 (0.57) (0.39) (0.14) (0.09)
Year Ended 10/31/2019 10.85 0.14 1.52 1.66 (0.13) (0.18)
Year Ended 10/31/2018 10.87 0.10 0.11 0.21 (0.13) (0.10)
Year Ended 10/31/2017
(d)
10.00 0.09 0.78 0.87 – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d) Since fund inception, February 28, 2017.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (2.14) $ 26.82 (2.76)% $ 292.2 0.85% 1.53% 0.85% 1.53% 8%
(1.46) 29.73 54.89% 296.5 0.86% 1.25% 0.86% 1.25% 23%
(0.36) 20.42 (7.90)% 193.5 0.91% 1.64% 0.91% 1.64% 34%
(1.44) 22.51 6.22% 225.1 0.90% 1.67% 0.90% 1.67% 19%
(1.17) 22.71 5.42% 227.1 0.89% 1.28% 0.89% 1.28% 18%
(0.89) 22.67 21.77% 228.0 0.91% 1.31% 0.91% 1.31% 17%
(2.22) 27.05 (2.60)% 1,543.0 0.55% 1.83% 0.55% 1.83% 8%
(1.53) 30.00 55.43% 1,520.4 0.54% 1.56% 0.54% 1.56% 23%
(0.44) 20.59 (7.61)% 869.6 0.54% 2.00% 0.54% 2.00% 34%
(1.52) 22.70 6.61% 927.3 0.54% 2.03% 0.54% 2.03% 19%
(1.26) 22.90 5.85% 836.5 0.53% 1.64% 0.53% 1.64% 18%
(0.97) 22.84 22.21% 757.3 0.53% 1.69% 0.53% 1.69% 17%
(0.09) 12.10 (3.64)% 323.2 0.56% 1.25% 0.56% 1.25% 27%
(0.17) 12.65 1.16% 365.9 0.56% 1.31% 0.56% 1.31% 169%
(0.25) 12.67 3.20% 342.2 0.60% 2.03% 0.60% 2.03% 153%
(0.31) 12.53 4.40% 292.0 0.61% 2.45% 0.61% 2.45% 109%
(0.27) 12.30 0.67% 298.0 0.61% 2.17% 0.61% 2.17% 82%
(0.21) 12.49 1.79% 336.0 0.61% 1.69% 0.61% 1.69% 79%
(0.10) 12.09 (3.64)% 1,151.3 0.41% 1.39% 0.41% 1.39% 27%
(0.19) 12.65 1.31% 1,346.8 0.41% 1.45% 0.41% 1.45% 169%
(0.28) 12.67 3.45% 1,025.0 0.43% 2.19% 0.43% 2.19% 153%
(0.33) 12.52 4.51% 729.2 0.43% 2.63% 0.43% 2.63% 109%
(0.30) 12.30 0.94% 627.7 0.42% 2.38% 0.42% 2.38% 82%
(0.24) 12.48 1.91% 550.1 0.42% 1.89% 0.42% 1.89% 79%
(0.81) 12.74 (4.67)% 30.3 0.95% 1.11% 1.39% 0.67% 35%
(0.20) 14.16 24.25% 29.5 0.95% 1.15% 1.43% 0.67% 75%
(0.23) 11.58 (3.33)% 28.5 0.98% 1.68% 1.44% 1.21% 72%
(0.31) 12.20 15.75% 19.3 1.20% 1.59% 1.96% 0.83% 58%
(0.23) 10.85 1.92% 10.7 1.20% 1.27% 2.64% (0.17)% 58%
– 10.87 8.70% 5.8 1.20% 1.31% 4.22% (1.71)% 77%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Mid Cap Growth Fund
Class S Shares
Period Ended 4/29/2022 (unaudited) $ 17.34 $ (0.04) $ (4.47) $ (4.51) $ – $ (0.50)
Year Ended 10/31/2021 12.65 (0.07) 5.18 5.11 – (0.42)
Year Ended 10/31/2020
(d)
10.00 (0.05) 2.70 2.65 – –
Mid Cap Stock Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) 36.05 – (3.98) (3.98) – (4.06)
Year Ended 10/31/2021 24.40 (0.04) 12.71 12.67 (0.03) (0.99)
Year Ended 10/31/2020 23.68 0.01 1.42 1.43 (0.04) (0.67)
Year Ended 10/31/2019 24.87 0.06 1.36 1.42 (0.04) (2.57)
Year Ended 10/31/2018 26.05 0.05 1.00 1.05 – (2.23)
Year Ended 10/31/2017 21.63 (0.02) 5.45 5.43 (0.02) (0.99)
Class S Shares
Period Ended 4/29/2022 (unaudited)
(e)
41.63 0.02 (4.6 4 ) (4.62) (0.04) (4.06)
Year Ended 10/31/2021
(e)
28.04 0.05 14.62 14.67 (0.09) (0.99)
Year Ended 10/31/2020 27.10 0.10 1.61 1.71 (0.10) (0.67)
Year Ended 10/31/2019 28.06 0.01 1.71 1.72 (0.11) (2.57)
Year Ended 10/31/2018 29.04 0.02 1.23 1.25 – (2.23)
Year Ended 10/31/2017 24.00 (0.03) 6.15 6.12 (0.10) (0.98)
Mid Cap Value Fund
Class S Shares
Period Ended 4/29/2022 (unaudited) 16.16 0.04 (0.02) 0.02 (0.04) (0.62)
Year Ended 10/31/2021 10.20 0.07 5.97 6.04 (0.08) –
Year Ended 10/31/2020
(d)
10.00 0.05 0.15 0.20 – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
(e)
Since fund inception, February 28, 2020.
Per shares amounts have been calculated using the average shares method.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.50) $ 12.33 (26.63)% $ 17.2 0.90% (0.59)% 2.08% (1.77)% 18%
(0.42) 17.34 41.11% 19.3 0.92% (0.58)% 2.33% (1.99)% 61%
– 12.65 26.50% 6.0 1.00% (0.62)% 3.60% (3.23)% 57%
(4.06) 28.01 (12.31)% 1,414.0 0.97% (0.12)% 0.97% (0.12)% 12%
(1.02) 36.05 53.09% 1,651.7 0.98% (0.11)% 0.98% (0.11)% 48%
(0.71) 24.40 6.08% 1,146.3 1.04% 0.10% 1.04% 0.10% 40%
(2.61) 23.68 6.89% 1,174.7 1.04% 0.22% 1.04% 0.22% 28%
(2.23) 24.87 4.07% 1,171.8 1.04% 0.17% 1.04% 0.17% 34%
(1.01) 26.05 25.63% 1,188.0 1.06% (0.07)% 1.06% (0.07)% 29%
(4.10) 32.91 (12.21)% 2,074.6 0.74% 0.09% 0.74% 0.09% 12%
(1.08) 41.63 53.40% 2,148.8 0.74% 0.14% 0.74% 0.14% 48%
(0.77) 28.04 6.37% 1,100.6 0.76% 0.37% 0.76% 0.37% 40%
(2.68) 27.10 7.25% 1,081.0 0.77% 0.50% 0.77% 0.50% 28%
(2.23) 28.06 4.36% 744.0 0.74% 0.61% 0.74% 0.61% 34%
(1.08) 29.04 26.04% 516.3 0.72% 0.26% 0.72% 0.26% 29%
(0.66) 15.52 0.07% 16.6 0.90% 0.56% 2.21% (0.75)% 12%
(0.08) 16.16 59.38% 12.0 0.92% 0.53% 2.73% (1.28)% 36%
– 10.20 2.00% 5.0 1.00% 0.75% 3.80% (2.04)% 58%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Moderate Allocation Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) $ 16.89 $ 0.09 $ (1.84) $ (1.75) $ (0.17) $ (0.80)
Year Ended 10/31/2021 14.29 0.14 3.05 3.19 (0.15) (0.44)
Year Ended 10/31/2020 14.15 0.18 0.66 0.84 (0.18) (0.52)
Year Ended 10/31/2019 13.37 0.21 1.12 1.33 (0.24) (0.31)
Year Ended 10/31/2018 13.89 0.20 (0.12) 0.08 (0.22) (0.38)
Year Ended 10/31/2017 12.52 0.17 1.45 1.62 (0.17) (0.08)
Class S Shares
Period Ended 4/29/2022 (unaudited) 16.94 0.11 (1.84) (1.73) (0.19) (0.80)
Year Ended 10/31/2021 14.33 0.18 3.05 3.23 (0.18) (0.44)
Year Ended 10/31/2020 14.19 0.21 0.67 0.88 (0.22) (0.52)
Year Ended 10/31/2019 13.41 0.25 1.11 1.36 (0.27) (0.31)
Year Ended 10/31/2018 13.93 0.24 (0.13) 0.11 (0.25) (0.38)
Year Ended 10/31/2017 12.55 0.20 1.46 1.66 (0.20) (0.08)
Moderately Aggressive Allocation Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) 18.78 0.10 (2.18) (2.08) (0.23) (1.00)
Year Ended 10/31/2021 15.16 0.10 4.20 4.30 (0.12) (0.56)
Year Ended 10/31/2020 15.24 0.15 0.70 0.85 (0.17) (0.76)
Year Ended 10/31/2019 14.62 0.17 1.23 1.40 (0.19) (0.59)
Year Ended 10/31/2018 15.19 0.15 0.06 0.21 (0.16) (0.62)
Year Ended 10/31/2017 13.11 0.13 2.22 2.35 (0.13) (0.14)
Class S Shares
Period Ended 4/29/2022 (unaudited) 18.97 0.13 (2.20) (2.07) (0.27) (1.00)
Year Ended 10/31/2021 15.31 0.13 4.24 4.37 (0.15) (0.56)
Year Ended 10/31/2020 15.38 0.17 0.72 0.89 (0.20) (0.76)
Year Ended 10/31/2019 14.75 0.20 1.25 1.45 (0.23) (0.59)
Year Ended 10/31/2018 15.32 0.18 0.07 0.25 (0.20) (0.62)
Year Ended 10/31/2017 13.23 0.15 2.25 2.40 (0.17) (0.14)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.97) $ 14.17 (10.99)% $ 1,972.2 0.78% 1.19% 0.97% 1.00% 54%
(0.59) 16.89 22.78% 2,246.9 0.78% 0.88% 0.97% 0.68% 120%
(0.70) 14.29 6.16% 1,888.6 0.81% 1.32% 0.99% 1.14% 117%
(0.55) 14.15 10.34% 1,884.8 0.80% 1.59% 1.00% 1.39% 145%
(0.60) 13.37 0.50% 1,778.0 0.79% 1.46% 1.00% 1.25% 133%
(0.25) 13.89 13.08% 1,839.5 0.80% 1.31% 1.02% 1.09% 158%
(0.99) 14.22 (10.85)% 1,402.3 0.55% 1.42% 0.74% 1.23% 54%
(0.62) 16.94 23.07% 1,456.3 0.54% 1.08% 0.74% 0.89% 120%
(0.74) 14.33 6.40% 973.0 0.58% 1.48% 0.76% 1.30% 117%
(0.58) 14.19 10.57% 712.2 0.57% 1.78% 0.77% 1.59% 145%
(0.63) 13.41 0.77% 535.5 0.53% 1.69% 0.74% 1.47% 133%
(0.28) 13.93 13.44% 369.4 0.53% 1.51% 0.75% 1.30% 158%
(1.23) 15.47 (11.84)% 2,369.0 0.79% 1.21% 1.03% 0.97% 35%
(0.68) 18.78 29.10% 2,740.2 0.79% 0.56% 1.03% 0.32% 76%
(0.93) 15.16 5.77% 2,234.1 0.83% 1.03% 1.05% 0.81% 81%
(0.78) 15.24 10.36% 2,251.4 0.83% 1.21% 1.06% 0.98% 98%
(0.78) 14.62 1.37% 2,123.3 0.80% 0.99% 1.06% 0.73% 86%
(0.27) 15.19 18.21% 2,086.9 0.81% 0.91% 1.08% 0.64% 103%
(1.27) 15.63 (11.71)% 1,334.4 0.59% 1.40% 0.83% 1.16% 35%
(0.71) 18.97 29.32% 1,399.0 0.59% 0.72% 0.83% 0.48% 76%
(0.96) 15.31 6.00% 924.3 0.63% 1.18% 0.85% 0.96% 81%
(0.82) 15.38 10.62% 782.5 0.62% 1.36% 0.86% 1.12% 98%
(0.82) 14.75 1.61% 580.8 0.57% 1.17% 0.83% 0.91% 86%
(0.31) 15.32 18.48% 389.9 0.55% 1.07% 0.83% 0.79% 103%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
O
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Moderately Conservative Allocation Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) $ 13.92 $ 0.10 $ (1.48) $ (1.38) $ (0.14) $ (0.30)
Year Ended 10/31/2021 12.76 0.16 1.48 1.64 (0.16) (0.32)
Year Ended 10/31/2020 12.70 0.20 0.47 0.67 (0.20) (0.41)
Year Ended 10/31/2019 11.98 0.24 0.93 1.17 (0.26) (0.19)
Year Ended 10/31/2018 12.48 0.24 (0.29) (0.05) (0.24) (0.21)
Year Ended 10/31/2017 11.78 0.21 0.80 1.01 (0.21) (0.10)
Class S Shares
Period Ended 4/29/2022 (unaudited) 13.97 0.12 (1.48) (1.36) (0.16) (0.30)
Year Ended 10/31/2021 12.80 0.19 1.49 1.68 (0.19) (0.32)
Year Ended 10/31/2020 12.74 0.23 0.47 0.70 (0.23) (0.41)
Year Ended 10/31/2019 12.02 0.27 0.93 1.20 (0.29) (0.19)
Year Ended 10/31/2018 12.52 0.27 (0.29) (0.02) (0.27) (0.21)
Year Ended 10/31/2017 11.82 0.23 0.81 1.04 (0.24) (0.10)
Money Market Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) 1.00 0.00 – 0.00 – –
Year Ended 10/31/2021 1.00 0.00 – 0.00 – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2018 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2017 1.00 – – – – –
Class S Shares
Period Ended 4/29/2022 (unaudited) 1.00 0.00 – 0.00 – –
Year Ended 10/31/2021 1.00 0.00 – 0.00 – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
Year Ended 10/31/2018 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2017 1.00 – – – – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.44) $ 12.10 (10.19)% $ 699.8 0.81% 1.54% 0.96% 1.39% 76%
(0.48) 13.92 13.09% 797.2 0.81% 1.16% 0.96% 1.01% 159%
(0.61) 12.76 5.45% 725.8 0.83% 1.60% 0.97% 1.46% 146%
(0.45) 12.70 10.09% 701.9 0.82% 1.98% 0.98% 1.83% 182%
(0.45) 11.98 (0.45)% 672.7 0.82% 1.93% 0.98% 1.77% 175%
(0.31) 12.48 8.70% 719.7 0.83% 1.70% 0.99% 1.54% 208%
(0.46) 12.15 (10.04)% 521.0 0.57% 1.78% 0.72% 1.63% 76%
(0.51) 13.97 13.40% 525.5 0.58% 1.37% 0.72% 1.22% 159%
(0.64) 12.80 5.69% 350.0 0.59% 1.81% 0.73% 1.66% 146%
(0.48) 12.74 10.33% 267.1 0.58% 2.18% 0.73% 2.03% 182%
(0.48) 12.02 (0.18)% 195.9 0.55% 2.18% 0.71% 2.02% 175%
(0.34) 12.52 8.97% 141.9 0.56% 1.93% 0.72% 1.77% 208%
– 1.00 0.00% 370.5 0.15% 0.00% 0.53% (0.38)% N/A
– 1.00 0.00% 349.4 0.11% (0.01)% 0.59% (0.49)% N/A
(0.01) 1.00 0.52% 399.4 0.37% 0.49% 0.61% 0.25% N/A
(0.02) 1.00 1.87% 359.4 0.50% 1.85% 0.64% 1.71% N/A
(0.01) 1.00 1.13% 322.9 0.61% 1.12% 0.69% 1.04% N/A
– 1.00 0.03% 325.1 0.80% 0.03% 0.80% 0.03% N/A
– 1.00 0.00% 356.8 0.16% 0.00% 0.44% (0.29)% N/A
– 1.00 0.00% 276.0 0.11% 0.00% 0.50% (0.40)% N/A
(0.01) 1.00 0.56% 355.5 0.33% 0.52% 0.49% 0.35% N/A
(0.02) 1.00 1.97% 298.1 0.40% 1.94% 0.50% 1.84% N/A
(0.01) 1.00 1.29% 171.9 0.44% 1.36% 0.53% 1.28% N/A
– 1.00 0.31% 78.1 0.53% 0.32% 0.53% 0.32% N/A

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Municipal Bond Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) $ 11.51 $ 0.13 $ (1.11) $ (0.98) $ (0.14) $ –
Year Ended 10/31/2021 11.42 0.29 0.11 0.40 (0.31) –
Year Ended 10/31/2020 11.47 0.30 (0.02) 0.28 (0.33) –
Year Ended 10/31/2019 10.89 0.33 0.61 0.94 (0.36) –
Year Ended 10/31/2018 11.39 0.38 (0.50) (0.12) (0.38) –
Year Ended 10/31/2017 11.65 0.39 (0.26) 0.13 (0.39) –
Class S Shares
Period Ended 4/29/2022 (unaudited) 11.51 0.14 (1.10) (0.96) (0.16) –
Year Ended 10/31/2021 11.42 0.34 0.08 0.42 (0.33) –
Year Ended 10/31/2020 11.47 0.34 (0.04) 0.30 (0.35) –
Year Ended 10/31/2019 10.89 0.37 0.59 0.96 (0.38) –
Year Ended 10/31/2018 11.39 0.41 (0.50) (0.09) (0.41) –
Year Ended 10/31/2017 11.65 0.41 (0.26) 0.15 (0.41) –
Opportunity Income Plus Fund
Class A Shares
Period Ended 4/29/2022 (unaudited) 10.13 0.14 (0.81) (0.67) (0.15) –
Year Ended 10/31/2021 9.97 0.27 0.16 0.43 (0.27) –
Year Ended 10/31/2020 10.11 0.32 (0.14) 0.18 (0.32) –
Year Ended 10/31/2019 9.96 0.39 0.15 0.54 (0.39) –
Year Ended 10/31/2018 10.31 0.37 (0.34) 0.03 (0.38) –
Year Ended 10/31/2017 10.23 0.34 0.08 0.42 (0.34) –
Class S Shares
Period Ended 4/29/2022 (unaudited) 10.13 0.15 (0.80) (0.65) (0.16) –
Year Ended 10/31/2021 9.97 0.30 0.16 0.46 (0.30) –
Year Ended 10/31/2020 10.11 0.34 (0.14) 0.20 (0.34) –
Year Ended 10/31/2019 9.96 0.42 0.15 0.57 (0.42) –
Year Ended 10/31/2018 10.31 0.40 (0.34) 0.06 (0.41) –
Year Ended 10/31/2017 10.23 0.36 0.08 0.44 (0.36) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.14) $ 10.39 (8.55)% $ 1,040.6 0.74% 2.42% 0.74% 2.42% 22%
(0.31) 11.51 3.52% 1,186.3 0.74% 2.49% 0.74% 2.49% 16%
(0.33) 11.42 2.48% 1,215.5 0.74% 2.68% 0.74% 2.68% 29%
(0.36) 11.47 8.76% 1,253.7 0.75% 2.99% 0.75% 2.99% 31%
(0.38) 10.89 (1.08)% 1,238.9 0.74% 3.42% 0.74% 3.42% 35%
(0.39) 11.39 1.15% 1,382.3 0.74% 3.41% 0.74% 3.41% 18%
(0.16) 10.39 (8.45)% 387.2 0.53% 2.63% 0.53% 2.63% 22%
(0.33) 11.51 3.73% 440.0 0.54% 2.72% 0.54% 2.72% 16%
(0.35) 11.42 2.68% 335.4 0.54% 2.86% 0.54% 2.86% 29%
(0.38) 11.47 8.98% 285.4 0.54% 3.14% 0.54% 3.14% 31%
(0.41) 10.89 (0.85)% 232.2 0.51% 3.66% 0.51% 3.66% 35%
(0.41) 11.39 1.39% 213.9 0.50% 3.64% 0.50% 3.64% 18%
(0.15) 9.31 (6.66)% 207.9 0.87% 2.86% 0.87% 2.86% 98%
(0.27) 10.13 4.38% 233.3 0.86% 2.69% 0.86% 2.69% 228%
(0.32) 9.97 1.83% 238.6 0.88% 3.19% 0.88% 3.19% 186%
(0.39) 10.11 5.57% 246.7 0.89% 3.90% 0.89% 3.90% 186%
(0.38) 9.96 0.31% 244.6 0.89% 3.67% 0.89% 3.67% 190%
(0.34) 10.31 4.16% 264.8 0.90% 3.29% 0.91% 3.28% 186%
(0.16) 9.32 (6.44)% 498.3 0.61% 3.10% 0.61% 3.10% 98%
(0.30) 10.13 4.65% 615.3 0.60% 2.96% 0.60% 2.96% 228%
(0.34) 9.97 2.10% 534.7 0.61% 3.46% 0.61% 3.46% 186%
(0.42) 10.11 5.85% 408.8 0.62% 4.16% 0.62% 4.16% 186%
(0.41) 9.96 0.55% 312.6 0.65% 3.94% 0.65% 3.94% 190%
(0.36) 10.31 4.40% 260.2 0.66% 3.53% 0.66% 3.53% 186%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Small Cap Growth Fund
Class S Shares
Period Ended 4/29/2022 (unaudited) $ 20.48 $ (0.05) $ (5.06) $ (5.11) $ – $ (0.46)
Year Ended 10/31/2021 14.80 (0.07) 6.14 6.07 – (0.39)
Year Ended 10/31/2020 10.87 (0.04) 4.03 3.99 – (0.06)
Year Ended 10/31/2019 10.57 (0.05) 0.55 0.50 – (0.20)
Year Ended 10/31/2018
(d)
10.00 (0.06) 0.63 0.57 – –
Small Cap Stock Fund
Class A Shares
Period Ended 4/29/2022 (unaudited)
(e)
27.87 ( 0.0 0) (1.8 2 ) (1.82) (0.12) (3.48)
Year Ended 10/31/2021 18.04 (0.01) 10.26 10.25 (0.13) (0.29)
Year Ended 10/31/2020 19.58 0.05 0.45 0.50 (0.06) (1.98)
Year Ended 10/31/2019 21.82 0.04 0.78 0.82 – (3.06)
Year Ended 10/31/2018 22.60 – 0.96 0.96 – (1.74)
Year Ended 10/31/2017 17.53 (0.02) 5.98 5.96 (0.03) (0.86)
Class S Shares
Period Ended 4/29/2022 (unaudited) 35.75 0.01 (2.37) (2.36) (0.18) (3.48)
Year Ended 10/31/2021
(e)
23.03 0.08 13.11 13.19 (0.18) (0.29)
Year Ended 10/31/2020
(e)
24.44 0.13 0.55 0.68 (0.11) (1.98)
Year Ended 10/31/2019
(e)
26.35 0.10 1.05 1.15 – (3.06)
Year Ended 10/31/2018
(e)
26.87 0.07 1.15 1.22 – (1.74)
Year Ended 10/31/2017 20.68 (0.01) 7.16 7.15 (0.10) (0.86)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
(e)
Since fund inception, February 28, 2018.
Per share amounts have been rounded to the nearest cent.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.46) $ 14.91 (25.43)% $ 140.6 0.95% (0.60)% 1.13% (0.78)% 26%
(0.39) 20.48 41.54% 181.4 0.95% (0.55)% 1.21% (0.81)% 42%
(0.06) 14.80 36.84% 18.6 1.03% (0.58)% 2.47% (2.02)% 49%
(0.20) 10.87 5.03% 8.4 1.22% (0.60)% 3.76% (3.14)% 48%
– 10.57 5.70% 5.2 1.24% (0.77)% 3.91% (3.43)% 32%
(3.60) 22.45 (7.46)% 533.6 1.04% (0.01)% 1.04% (0.01)% 15%
(0.42) 27.87 57.37% 591.9 1.07% (0.01)% 1.07% (0.01)% 46%
(2.04) 18.04 2.27% 393.4 1.14% 0.27% 1.14% 0.27% 67%
(3.06) 19.58 5.53% 415.5 1.14% 0.13% 1.14% 0.13% 57%
(1.74) 21.82 4.48% 421.8 1.13% (0.02)% 1.13% (0.02)% 63%
(0.89) 22.60 34.84% 424.0 1.16% (0.07)% 1.16% (0.07)% 47%
(3.66) 29.73 (7.33)% 958.9 0.80% 0.20% 0.80% 0.20% 15%
(0.47) 35.75 57.77% 877.9 0.80% 0.23% 0.80% 0.23% 46%
(2.09) 23.03 2.57% 271.5 0.83% 0.58% 0.83% 0.58% 67%
(3.06) 24.44 5.87% 259.8 0.83% 0.43% 0.83% 0.43% 57%
(1.74) 26.35 4.75% 243.0 0.85% 0.25% 0.85% 0.25% 63%
(0.96) 26.87 35.34% 171.0 0.80% 0.30% 0.80% 0.30% 47%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s
Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-4836, or visit ThriventFunds.com to access it online. In addition, you may review a report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by clicking on the tab for each Fund and navigating to “Related
Documents” under Fund Details – Holdings at ThriventFunds.com or SEC.gov where it is filed on Form N-PX.
Quarterly Schedule of Investments
The Trust files its Schedule of Investments on Form N-PORT with the SEC, Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments. The Trust’s most recent Schedule of Investments can be found at SEC.gov.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds other than Thrivent Money Market Fund have adopted and implemented a liquidity risk management program (the “Liquidity Program”) designed to assess and manage each Fund’s liquidity risk (defined by the
U.S. Securities and Exchange Commission as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the Fund). The Board, including a majority of the independent Trustees, designated Thrivent
Asset Management, LLC (“TAM”), the Funds’ investment adviser, as the liquidity risk management program administrator (the “Program
Administrator”). The Program Administrator has delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee
(the “LRM Committee”). The LRM Committee is comprised of representatives of TAM.
The Liquidity Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Fund’s liquidity risk based on a variety of factors; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories based on the number of days in which the Fund reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the affect of trading varying portions of the investment in sizes that the Fund would reasonably anticipate trading; (3) a 15%
limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any
Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Liquidity Program. At a meeting of the Board on February 22-23, 2022, the LRM Committee, on behalf of the Program Administrator, provided the Report to the Board for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report summarized the operation of the Liquidity
Program and the information and factors considered by the LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Fund. The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk during normal and stressed periods and the results of the annual assessment;
(2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-approved overrides of vendor classifications; (3) whether any Fund invested more than 15% of its assets in “illiquid investments” (as defined under
Rule 22e-4); and (4) the LRM Committee’s oversight of vendors used by the Liquidity Program, including assessment of the vendors’
classification methodologies used in determining preliminary liquidity classifications. There were no material changes to the Liquidity
Program during the Reporting Period. The Report also noted that no Fund was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity Program). The Report concluded that the Liquidity
Program operated effectively during the Reporting Period and that the LRM Committee had no recommended material changes based on its annual assessment of the Liquidity Program.
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the
Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.

Additional Information
(unaudited)
Board Approval of Advisory Agreement and Subadvisory Agreements
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act)
of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 8-10, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Mutual Funds (the “Trust”),
including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory Agreement”), as amended, between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust (each, a “Fund”). The Board, including the Independent
Trustees, also unanimously approved the subadvisory agreement (the “Subadvisory Agreement”) for the Thrivent International Allocation
Fund with Goldman Sachs Asset Management, L.P. (the “Subadviser”).
The Adviser and Subadviser are referred to, collectively, as the “Advisory Organizations.” In connection with its evaluation of the agreements with the Advisory Organizations, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
1. The nature, extent, and quality of the services provided by the Advisory Organizations;
2. The performance of each Fund;
3. The advisory fee and net operating expense ratio of each Fund compared to a peer group;
4. The cost of services provided and profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Funds grow;
6. Whether fee levels reflect these economies of scale for the benefit of the Funds’ shareholders;
7. Other benefits realized by the Advisory Organizations and their affiliates from their relationship with the Trust; and
8. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on five occasions from May 17 to November
9, 2021 to consider information relevant to the annual contract renewal process furnished by the Adviser and Subadviser in advance of the meetings. The Board had the opportunity to ask questions and request further information in connection with its consideration.
The Independent Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Funds in comparison to peer groups of comparable funds; performance volatility rankings based on standard deviation; brokerage costs; information with respect to services provided to the
Funds and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the Funds; and estimates of the cost of services and profit realized by the Adviser and its affiliates that provide services to the Funds.
The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board also considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including Fund-by-Fund analyses and independent assessment of information relating to the Funds and the agreements.
The Subadviser provided information to the Board in response to requests for information submitted on behalf of the Independent Trustees to facilitate the Board’s evaluation of the terms of the Subadvisory Agreement. The Board also noted that the Subadviser’s responses were reviewed by individuals representing various functional areas of, or supporting, the Adviser.

Additional Information
(unaudited)
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement for the Funds and Subadvisory Agreement for
the Thrivent International Allocation Fund. As noted above, the Independent Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser, transfer agent, administrator and, as for the Thrivent International Allocation Fund, the Subadviser. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Funds. During the annual contract renewal process, the Board considered the specific services provided under the Advisory and Subadvisory Agreements.
The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser and
Subadviser overseeing investments for the Funds.
The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about each of the Funds. These reports and presentations gave the Board the opportunity to evaluate the abilities of the portfolio manager and other investment professionals and the quality of services they provide to the Funds. The Adviser reviewed with the Board the services provided by the Adviser and Subadviser and the Adviser’s oversight of the Subadviser. The Independent Trustees also met, including in executive session, with and received quarterly reports from the Trust’s Chief Compliance Officer. The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee.
The Board considered the depth and quality of the Adviser’s oversight of the Subadviser. In addition, the Board noted the broad functions that the Adviser performed in support of the International Allocation Fund and its use of the Subadviser, including, among other things, allocation of assets among various sleeves, management of portfolio cash and short-term investments, expense management and payment of fees, and investment performance and compliance monitoring. The Board noted that investment management staff of the
Adviser and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadviser, follow through with additional inquiry on any questions or concerns that arise during the meeting and then report the results of the meeting to the Board or one of its committees.
The Board also noted that, as part of its oversight practice, the Adviser requires the Subadviser to respond to a variety of compliance checklists and certifications to ensure its ongoing compliance with policies. The Board noted that the Adviser requires the Subadviser to complete an annual questionnaire addressing a range of compliance topics. The Board noted that the Adviser has dedicated personnel responsible for daily monitoring of the Subadviser’s activities.
The Board considered the adequacy of the Advisory Organizations’ resources used to provide services to the Trust pursuant to the
Advisory and Subadvisory Agreements. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Fund. In addition, the Adviser reviewed with the Board the Adviser’s continued investments in technology and personnel, including hiring additional personnel in the research, analysis and trading areas. The Adviser discussed with the Board steps taken to continue to strengthen its compliance program. The Adviser discussed with the Board the operations of the Adviser, the
Subadviser and other service providers to the Funds during the COVID-19 pandemic, including effectiveness during the continuation of the remote working environment and responses to volatile market conditions. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser and, for the Thrivent International Allocation Fund, by the
Subadviser supported renewal of the Advisory Agreement and Subadvisory Agreement.
Performance of the Funds
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, comparisons to benchmark index returns, and risk metrics. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management.

Additional Information
(unaudited)
The Board considered investment performance for each Fund, to the extent applicable, over the one-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance, and focused particularly upon the three-year performance record. The Board noted that the Adviser was transitioning to Morningstar for Board reporting, marketing, internal reporting with respect to performance comparisons. The Board noted
each Funds’ performance compared to a Morningstar category or, as appropriate, a Lipper peer group due to the transition period. The
Board noted that certain Funds did not compare favorably to its Morningstar category compared to its Lipper peer group and received explanations from the Adviser and MPI regarding the reasons for the differences in the peer groups and performance comparisons.
Although the Board conducted its review on a Fund-by-Fund basis, it noted that 58% of the Class A Funds and 74% of Class S Funds ranked better than median in their respective category for the three-year period ended June 30, 2021. The Board also considered risk metrics, including standard deviations of return. The Board concluded that the performance of each individual Fund was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve performance.
Advisory Fees and Fund Expenses
The Board reviewed information prepared by MPI comparing each Fund’s advisory fee with the advisory fee of a peer group selected by
MPI based on similar investment objective and size. The Board noted that the majority of the Funds’ advisory fees were near or below the medians of their peer groups. Although the Board conducted its review on a Fund-by-Fund basis, it noted that the average ranking of the
Funds’ advisory fees for their Class A shares was 34% and the average ranking of the Funds’ advisory fees for their Class S shares was
26% (on a scale of 1-99%, with 1% being the lowest fee).
The Board reviewed information prepared by MPI comparing each Fund’s overall expense ratio with the expense ratio of its peer group.
The Board considered the fee waivers and expense limitations which are reviewed by the Board and the Adviser on an annual basis. The
Board conducted its review on a Fund-by-Fund basis. The Board noted that the average ranking of the Funds’ expense ratios for their
Class A shares was 34% and the average ranking of the Funds’ expense ratios for their Class S shares was 27% (on a scale of 1-99%, with 1% being the lowest expenses). The Board considered factors that contributed to the Funds’ rankings, including that some Funds had lower levels of assets compared to its peer group.
The Board reviewed information relating to the fee paid by the Adviser to the Subadviser and the difference between that fee and the fee paid by the Thrivent International Allocation Fund to the Adviser. The Board reviewed information regarding fees charged by the
Subadviser to other funds and accounts with a similar strategy.
On the basis of its review, the Board concluded that the advisory fees charged under the Advisory and Subadvisory Agreements were reasonable.
Cost of Services and Profitability
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Funds. The internal audit department of the Adviser (Business Risk Management) conducted a review of such allocations, and a department representative reported to the Board the department’s views regarding the reasonableness and consistency of these allocations. The Board also received a report from an independent accountant confirming certain calculations. The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. The Board also considered the expense reimbursements and waivers in effect. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Funds.
With respect to fees paid to Subadviser under the Subadvisory Agreement, the Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the Subadvisory Agreement had been negotiated on an arm’s-length basis between the Adviser and the Subadviser, and that the Subadviser’s profitability from its relationship with the Thrivent International Allocation Fund was not a material factor in determining whether to renew the Subadvisory Agreement.
Economies of Scale and Breakpoints
The Board considered information regarding the extent to which economies of scale may be realized as a Fund’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fees, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized

Additional Information
(unaudited)
as a Fund’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers and expense limitations by the Adviser, and/or a lower overall fee.
Other Benefits to the Adviser, Subadvisers and their Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, the engagement of affiliates as service providers to the Funds, and fees collected by affiliates for services provided to Fund shareholders. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers. The Board also considered the research received by the Adviser generated from soft dollar commissions for portfolio trading.
In addition, the Board considered the potential benefits, other than subadvisory fees, that the Subadviser and its affiliates may receive because of their relationships with the Thrivent International Allocation Fund, including the potential increased ability to use affiliated brokers or receive research through soft dollar commissions consistent with Trust policies and other benefits from increases in assets under management. The Board concluded that benefits that may accrue to the Subadviser and its affiliates are consistent with those expected for a subadviser to a mutual fund such as the Thrivent International Allocation Fund.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement and the
Subadvisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement and the Subadvisory Agreement.

23459SAR R6-22
4321 North Ballard Rd.
Appleton, WI 54919-0001
The distributor for Thrivent Mutual Funds is Thrivent Distributors, LLC, a registered broker-dealer, member FINRA/SIPC and a subsidiary of
Thrivent, the marketing name for Thrivent Financial for Lutherans.
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we will notify you by mail each time a report is posted. You may also manage your delivery preferences and sign
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enrolling at thriventfunds.com.
If you purchased shares through Thrivent:
If you wish to receive paper copies of a shareholder report for Thrivent Mutual Funds in the future, you may write to us at
4321 North Ballard Road, Appleton, WI, 54919-0001. We will begin to send paper copies of shareholder reports within 30 days of when we receive your request. Reports are also available by visiting thriventfunds.com.
If you purchased shares from a firm other than Thrivent:
For paperless delivery or to receive paper copies of a shareholder report for Thrivent Mutual Funds in the future, contact your
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